UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22903

J.P. Morgan Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

Noah Greenhill, Esq.

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

With copies to:

Elizabeth A. Davin, Esq.	Jon S. Rand, Esq.
JPMorgan Chase & Co.	Dechert LLP
1111 Polaris Parkway	1095 Avenue of the Americas
Columbus, OH 43240	New York, NY 10036

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: October 31

Date of reporting period: November 1, 2017 through October 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Annual Report

J.P. Morgan Exchange-Traded Funds

October 31, 2018

JPMorgan BetaBuilders Canada ETF

JPMorgan BetaBuilders Developed Asia ex-Japan ETF

JPMorgan BetaBuilders Europe ETF

JPMorgan BetaBuilders Japan ETF

JPMorgan Diversified Return Emerging Markets Equity ETF

JPMorgan Diversified Return Europe Currency Hedged ETF

JPMorgan Diversified Return Europe Equity ETF

JPMorgan Diversified Return Global Equity ETF

JPMorgan Diversified Return International Currency Hedged ETF

JPMorgan Diversified Return International Equity ETF

JPMorgan Diversified Return U.S. Equity ETF

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

JPMorgan Diversified Return U.S. Small Cap Equity ETF

JPMorgan U.S. Dividend ETF

JPMorgan U.S. Minimum Volatility ETF

JPMorgan U.S. Momentum Factor ETF

JPMorgan U.S. Quality Factor ETF

JPMorgan U.S. Value Factor ETF

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.jpmorganfunds.com and you will be notified by mail each time a report is posted and provided with a website to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker dealer, bank, or retirement plan).

Alternatively, you may elect to receive paper copies of all future reports free of charge by contacting your financial intermediary. Your election to receive paper reports will apply to all funds held within your account(s).

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

Shares are bought and sold throughout the day on an exchange at market price (not at net asset value) through a brokerage account, and are not individually subscribed and redeemed from a Fund. Shares may only be subscribed and redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

PRESIDENT’S LETTER

DECEMBER 15, 2018 (Unaudited)

Dear Shareholder,

This past year has been a monumental one for JPMorgan’s Exchange-Traded Funds. We’ve expanded our investment lineup to 31 funds, including the launch of our BetaBuilders® ETF suite, which provides investors with market-capitalization weighted exposure to select regions or asset classes. Additionally, our business was recently awarded “The industry’s fastest-growing ETF manager”1 climbing to $16.3 billion in assets under management through mid-December 2018 from $2.9 billion at the end of last year.

“Our range of investment solutions can help you navigate a changing financial market landscape.” — Joanna M. Gallegos

During the twelve months ended October 31, 2018, U.S. equity markets outperformed other developed equity markets, as well as emerging markets equity. Record corporate profits, low unemployment rates and high levels of both consumer and business confidence helped propel U.S. equity prices higher. However, we have also seen the return of equity market volatility.

Amid recent volatility in U.S. equity markets and anticipated rising interest rates, we believe our ETFs can provide solutions for investors in changing markets. Our JPMorgan Diversified

Return U.S. Equity ETF (JPUS), is designed to provide better risk-adjusted returns than market cap-weighted indexes. Recent market volatility has showcased the power of diversification and our unique risk-weighting approach; JPUS has recorded bottom decile volatility and top quintile Sharpe ratio over three years.2

We are proud to bring J.P. Morgan’s experience and capabilities to the ETF market place. Our range of investment solutions can help you navigate a changing financial market landscape. We are committed to building solutions that address your needs and help you build stronger portfolios. Thank you for your belief in our Firm and our process.

Sincerely,

Joanna M. Gallegos

President, J.P. Morgan Exchange-Traded Funds

J.P Morgan Asset Management

1-844-4JPM-ETF or jpmorgan.com/etfs for more information

1	Ignites.com as of 11/28/18
2	Morningstar Large Blend Category. Ranked: 1-yr. (752/1422), 3-yrs. (141/1305), since inception (141/1305); 5- and 10-yr. periods n/a. Volatility as measured by standard deviation. Sharpe ratio is a measure of the risk-adjusted return of an investment.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	1

Market Overview

Twelve Months Ended October 31, 2018 (Unaudited)

U.S. equity markets outperformed other developed market equity as well as emerging markets equity during the reporting period. Record corporate profits, low unemployment rates and high levels of both consumer and business confidence helped propel U.S. equity prices higher. Globally, bond markets largely underperformed equity markets. For the twelve months ended October 31, 2018, the MSCI World Index returned 1.16%.

After reaching record highs in the final months of 2017, the S&P 500 Index closed in record high territory 14 times in January 2018. However, a sharp sell-off in both equity and bond markets in early February 2018 spread to other markets and lifted market volatility from historic lows. While global equity and bond prices rebounded somewhat in subsequent months, it wasn’t until August 2018 that the S&P 500 Index returned to record highs. U.S. equity market volatility remained elevated in September and October 2018. For the twelve month reporting period, the S&P 500 Index returned 7.35%. The Russell Midcap Index returned 2.79% and the Russell 2000 Index returned 1.85% for the reporting period.

Meanwhile, economic growth in the European Union (“EU”) decelerated during the reporting period amid weakness in European exports and consumer confidence. Geo-political events, including a newly elected populist government in Italy and continued uncertainty over the final terms of a so-called Brexit agreement also weighed down equity and bond prices across the EU. Investor fears that the U.K. would leave the EU without an exit agreement also weighed on equity prices in London. For the reporting period, the MSCI EAFE Index returned -6.39%.

In emerging markets, a slowdown in credit growth in China and investor concerns about global trade tensions hurt equity prices. A stronger U.S. dollar and rising U.S. interest rates put further pressure on emerging markets, particularly those nations most reliant on foreign lending. For the reporting period, the MSCI Emerging Markets Index returned -12.19%.

2	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

JPMorgan BetaBuilders Canada ETF

FUND COMMENTARY

Period August 7, 2018 (Fund Inception Date) Through October 31, 2018 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan BetaBuilders Canada ETF
Net Asset Value*	(8.18)%
Market Price**	(8.05)%
Morningstar® Canada Target Market Exposure IndexSM	(8.21)%

Net Assets as of 10/31/2018	$2,044,698,826

INVESTMENT OBJECTIVE***

The JPMorgan BetaBuilders Canada ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Canada Target Market Exposure IndexSM (the “Underlying Index”).

INVESTMENT APPROACH

The Underlying Index is a free-float adjusted market-capitalization weighted index consisting of stocks traded primarily on the Toronto Stock Exchange. Using a “passive” investment approach, the Fund attempts to replicate the Index as closely as possible before considering fees and expenses and invests at least 80% of its assets in securities included in the Underlying Index.

HOW DID THE FUND PERFORM?

For the period from inception on August 7, 2018 to October 31, 2018, the Fund performed in line with the Underlying Index,

before considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.

The Fund’s and the Underlying Index’s allocations to the oil & gas and basic materials sectors were leading detractors from absolute performance, while their allocations to the utilities and telecommunications sectors were the smallest detractors from absolute performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s and the Underlying Index’s largest allocations were in the financials and oil & gas sectors and their smallest allocations were in health care and consumer goods sectors.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	3

JPMorgan BetaBuilders Canada ETF

FUND COMMENTARY

Period August 7, 2018 (Fund Inception Date) Through October 31, 2018 (Unaudited) (continued)

TOP TEN EQUITY POSITIONS OF THE PORTFOLIO****
1.	Royal Bank of Canada	7.8%
2.	Toronto-Dominion Bank (The)	7.5
3.	Bank of Nova Scotia (The)	4.9
4.	Canadian National Railway Co.	4.6
5.	Suncor Energy, Inc.	4.0
6.	Enbridge, Inc.	3.9
7.	Bank of Montreal	3.5
8.	Canadian Imperial Bank of Commerce	2.8
9.	Brookfield Asset Management, Inc., Class A	2.6
10.	TransCanada Corp.	2.5

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $22.59 as of October 31, 2018.
**	Market price return is calculated assuming an initial investment made at the inception date net asset value, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the Cboe BZX Exchange, Inc. The midpoint price was $22.62 as of October 31, 2018.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of October 31, 2018. The Fund’s portfolio composition is subject to change.

4	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

TOTAL RETURNS AS OF OCTOBER 31, 2018 (Unaudited)
	INCEPTION DATE	CUMULATIVE SINCE INCEPTION
JPMorgan BetaBuilders Canada ETF
Net Asset Value	August 7, 2018	(8.18)%
Market Price		(8.05)%

LIFE OF FUND PERFORMANCE (8/7/18 TO 10/31/18)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on August 7, 2018.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan BetaBuilders Canada ETF and Morningstar® Canada Target Market Exposure IndexSM from August 7, 2018 to October 31, 2018. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Morningstar® Canada Target Market Exposure IndexSM does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Morningstar® Canada Target Market Exposure IndexSM is a free float adjusted market capitalization weighted index which consists of stocks traded primarily on the Toronto Stock Exchange. Investors cannot invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some over- seas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	5

JPMorgan BetaBuilders Developed Asia ex-Japan ETF

FUND COMMENTARY

Period August 7, 2018 (Fund Inception Date) Through October 31, 2018 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan BetaBuilders Developed Asia ex-Japan ETF
Net Asset Value*	(9.97)%
Market Price**	(9.93)%
Morningstar® Developed Asia Pacific ex-Japan Target Market Exposure IndexSM	(10.17)%

Net Assets as of 10/31/2018	$603,313,934

INVESTMENT OBJECTIVE***

The JPMorgan BetaBuilders Developed Asia ex-Japan ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Developed Asia Pacific ex-Japan Target Market Exposure IndexSM (the “Underlying Index”).

INVESTMENT APPROACH

The Underlying Index is a free-float adjusted market-cap weighted index consisting of stocks from developed Asia Pacific countries other than Japan, including: Australia, Hong Kong, New Zealand and Singapore. Using a “passive” investment approach, the Fund attempts to replicate the Underlying Index as closely as possible before considering fees and expenses and invests at least 80% of its assets in securities included in the Underlying Index.

HOW DID THE FUND PERFORM?

For the period from inception on August 7, 2018 to October 31, 2018, the Fund performed in line with the Underlying Index,

before considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.

The Fund’s and the Underlying Index’s exposures to the technology and the consumer services sectors were leading detractors from absolute performance, while their exposure to the telecommunications sector made a positive contribution to absolute performance. The Fund’s and the Underlying Index’s exposures to Hong Kong and Australia were leading detractors from absolute performance, while their exposure to the New Zealand was the smallest detractor from absolute performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s and the Underlying Index’s largest allocations were in financials, industrials and consumer services sectors and their smallest allocations were in the technology and telecommunications sectors. The Fund and the Underlying Index were mainly invested in four equity markets during the reporting period, with the largest allocation to Australia followed by Hong Kong, Singapore and New Zealand.

6	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	AIA Group Ltd. (Hong Kong)	5.9%
2.	Commonwealth Bank of Australia (Australia)	5.5
3.	BHP Billiton Ltd. (Australia)	4.7
4.	Westpac Banking Corp. (Australia)	4.2
5.	CSL Ltd. (Australia)	3.9
6.	Australia & New Zealand Banking Group Ltd. (Australia)	3.4
7.	National Australia Bank Ltd. (Australia)	3.1
8.	Wesfarmers Ltd. (Australia)	2.4
9.	Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	2.0
10.	Oversea-Chinese Banking Corp. Ltd. (Singapore)	2.0

PORTFOLIO COMPOSITION BY COUNTRY****
Australia	57.1%
Hong Kong	27.2
Singapore	12.0
New Zealand	2.1
Macau	1.0
Others (each less than 1.0%)	0.6

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $22.68 as of October 31, 2018.
**	Market price return is calculated assuming an initial investment made at the inception date net asset value, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the Cboe BZX Exchange, Inc. The midpoint price was $22.69 as of October 31, 2018.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of October 31, 2018. The Fund’s portfolio composition is subject to change.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	7

JPMorgan BetaBuilders Developed Asia ex-Japan ETF

FUND COMMENTARY

Period August 7, 2018 (Fund Inception Date) Through October 31, 2018 (Unaudited) (continued)

TOTAL RETURNS AS OF OCTOBER 31, 2018 (Unaudited)
	INCEPTION DATE	CUMULATIVE SINCE INCEPTION
JPMorgan BetaBuilders Developed Asia ex-Japan ETF
Net Asset Value	August 7, 2018	(9.97)%
Market Price		(9.93)%

LIFE OF FUND PERFORMANCE (8/7/18 TO 10/31/18)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on August 7, 2018.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan BetaBuilders Developed Asia ex-Japan ETF and Morningstar® Developed Asia Pacific ex-Japan Target Market Exposure IndexSM from August 7, 2018 to October 31, 2018. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Morningstar® Developed Asia Pacific ex-Japan Target Market Exposure IndexSM does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Morningstar® Developed Asia Pacific ex-Japan Target Market Exposure IndexSM is a free float adjusted market capitalization-weighted index that consists of equity securities from developed Asia-Pacific countries or regions other than Japan, including: Australia, Hong Kong, New Zealand, and Singapore. Investors cannot invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some over- seas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

JPMorgan BetaBuilders Europe ETF

FUND COMMENTARY

Period June 15, 2018 (Fund Inception Date) Through October 31, 2018 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan BetaBuilders Europe ETF
Net Asset Value*	(8.75)%
Market Price**	(8.55)%
Morningstar® Developed Europe Target Market Exposure IndexSM	(8.39)%

Net Assets as of 10/31/2018	$1,314,930,292

INVESTMENT OBJECTIVE***

The JPMorgan BetaBuilders Europe ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Developed Europe Target Market Exposure IndexSM (the “Underlying Index”).

INVESTMENT APPROACH

The Underlying Index is a free-float adjusted market-cap weighted index consisting of stocks traded on the primary exchanges in developed countries or regions across Europe. Using a “passive” investment approach, the Fund attempts to replicate the Underlying Index as closely as possible before considering fees and expenses and invests at least 80% of its assets in securities included in the Underlying Index.

HOW DID THE FUND PERFORM?

For the period from inception on June 15, 2018 to October 31, 2018, the Fund performed in line with the Underlying Index, before considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.

The Fund’s and the Underlying Index’s exposures to the technology and basic materials sectors were leading detractors from absolute performance, while their exposure to the health care sector made a positive contribution to absolute performance during the reporting period.

By country, the Fund’s and the Underlying Index’s exposures to Ireland and Belgium were leading detractors from absolute performance, while their exposures to Switzerland made a positive contribution to absolute performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s and the Underlying Index’s largest allocations were in the financials and consumer goods sectors and their smallest allocations were in the telecommunications and utilities sectors. The Fund’s and the Underlying Index’s largest country allocations were in the U.K. and France and their smallest country allocations were in Austria and Portugal.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	9

JPMorgan BetaBuilders Europe ETF

FUND COMMENTARY

Period June 15, 2018 (Fund Inception Date) Through October 31, 2018 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	Nestle SA (Registered) (Switzerland)	2.9%
2.	Novartis AG (Registered) (Switzerland)	2.5
3.	Roche Holding AG (Switzerland)	2.0
4.	HSBC Holdings plc (United Kingdom)	1.9
5.	TOTAL SA (France)	1.7
6.	Royal Dutch Shell plc, Class A (Netherlands)	1.7
7.	BP plc (United Kingdom)	1.6
8.	Royal Dutch Shell plc, Class B (Netherlands)	1.4
9.	SAP SE (Germany)	1.3
10.	Sanofi (France)	1.2

SUMMARY OF INVESTMENTS BY COUNTRY****
United Kingdom	23.1%
France	15.9
Switzerland	13.8
Germany	13.4
Netherlands	7.0
Spain	4.5
Sweden	4.3
Italy	3.2
United States	3.0
Denmark	2.6
Finland	2.1
Belgium	1.9
Norway	1.3
Australia	1.1
Others (each less than 1.0%)	2.8

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $22.59 as of October 31, 2018.
**	Market price return is calculated assuming an initial investment made at the inception date net asset value, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the Cboe BZX Exchange, Inc. The midpoint price was $22.64 as of October 31, 2018.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of October 31, 2018. The Fund’s portfolio composition is subject to change.

10	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

TOTAL RETURNS AS OF OCTOBER 31, 2018 (Unaudited)
	INCEPTION DATE	CUMULATIVE SINCE INCEPTION
JPMorgan BetaBuilders Europe ETF
Net Asset Value	June 15, 2018	(8.75)%
Market Price		(8.55)%

LIFE OF FUND PERFORMANCE (6/15/18 TO 10/31/18)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on June 15, 2018.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan BetaBuilders Europe ETF and Morningstar® Developed Europe Target Market Exposure IndexSM from June 15, 2018 to October 31, 2018. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Morningstar® Developed Europe Target Market Exposure IndexSM does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. Morningstar® Developed Europe Target Market Exposure IndexSM is a

free float adjusted market capitalization-weighted index which consists of equity securities from developed European countries or regions. Investors cannot invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some over- seas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	11

JPMorgan BetaBuilders Japan ETF

FUND COMMENTARY

Period June 15, 2018 (Fund Inception Date) Through October 31, 2018 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan BetaBuilders Japan ETF
Net Asset Value*	(8.35)%
Market Price**	(8.51)%
Morningstar® Japan Target Market Exposure IndexSM	(8.38)%

Net Assets as of 10/31/2018	$2,336,087,667

INVESTMENT OBJECTIVE***

The JPMorgan BetaBuilders Japan ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Japan Target Market Exposure IndexSM (the “Underlying Index”).

INVESTMENT APPROACH

The Underlying Index is a free-float adjusted market-cap weighted index consisting of stocks traded primarily on the Tokyo or Nagoya Stock Exchange. Using a “passive” investment approach, the Fund attempts to replicate the Underlying Index as closely as possible before considering fees and expenses and invests at least 80% of its assets in securities included in the Underlying Index.

HOW DID THE FUND PERFORM?

For the period from inception on June 15, 2018 to October 31, 2018, the Fund performed in line with the Underlying Index,

before considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.

The Fund’s and the Underlying Index’s exposures to the basic materials and consumer goods sectors were leading detractors from absolute performance, while their exposure to the oil & gas sector made a positive contribution to absolute performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s and the Underlying Index’s largest allocations were in the consumer goods and industrials sectors and their smallest allocations were in the oil & gas and utilities sectors.

12	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	Toyota Motor Corp.	4.2%
2.	Mitsubishi UFJ Financial Group, Inc.	2.1
3.	SoftBank Group Corp.	1.8
4.	Sony Corp.	1.8
5.	Sumitomo Mitsui Financial Group, Inc.	1.5
6.	Honda Motor Co. Ltd.	1.4
7.	Keyence Corp.	1.2
8.	Mitsubishi Corp.	1.2
9.	Mizuho Financial Group, Inc.	1.2
10.	Recruit Holdings Co. Ltd.	1.1

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $22.72 as of October 31, 2018.
**	Market price return is calculated assuming an initial investment made at the inception date net asset value, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the Cboe BZX Exchange, Inc. The midpoint price was $22.68 as of October 31, 2018.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of October 31, 2018. The Fund’s portfolio composition is subject to change.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	13

JPMorgan BetaBuilders Japan ETF

FUND COMMENTARY

Period June 15, 2018 (Fund Inception Date) Through October 31, 2018 (Unaudited) (continued)

TOTAL RETURNS AS OF OCTOBER 31, 2018 (Unaudited)
	INCEPTION DATE	CUMULATIVE SINCE INCEPTION
JPMorgan BetaBuilders Japan ETF
Net Asset Value	June 15, 2018	(8.35)%
Market Price		(8.51)%

LIFE OF FUND PERFORMANCE (6/15/18 TO 10/31/18)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on June 15, 2018.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan BetaBuilders Japan ETF and Morningstar® Japan Target Market Exposure IndexSM from June 15, 2018 to October 31, 2018. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Morningstar® Japan Target Market Exposure IndexSM does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. Morningstar® Japan Target Market Exposure IndexSM is a free float adjusted market capitalization weighted index which consists of stocks traded primarily on the Tokyo Stock Exchange or the Nagoya Stock Exchange. Investors cannot invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some over- seas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

14	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

JPMorgan Diversified Return Emerging Markets Equity ETF

FUND COMMENTARY

Twelve Months Ended October 31, 2018 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Diversified Return Emerging Markets Equity ETF
Net Asset Value*	(6.93)%
Market Price**	(7.43)%
JP Morgan Diversified Factor Emerging Markets Equity Index (net of foreign withholding taxes)	(6.44)%
FTSE Emerging Index (net of foreign withholding taxes)	(10.91)%
MSCI Emerging Markets Index (net of foreign withholding taxes)	(12.52)%

Net Assets as of 10/31/2018	$213,804,252

INVESTMENT OBJECTIVE***

The JPMorgan Diversified Return Emerging Markets Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor Emerging Markets Equity Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which provides emerging markets equity exposure, diversified across emerging market regions and super-sectors. The Underlying Index uses a proprietary multi-factor stock selection process that utilizes the following characteristics: value, momentum and quality. The Underlying Index methodology includes quarterly rebalancing.

HOW DID THE FUND PERFORM?

The Fund posted a negative absolute return for the twelve months ended October 31, 2018 and performed in line with the Underlying Index, before considering differences in the net asset value calculations and foreign exchange pricing between the Underlying Index and the Fund and fees and operating expenses incurred by the Fund. The Fund and the Underlying Index outperformed the FTSE Emerging Index and the MSCI Emerging Markets Index, both of which are more traditional market capitalization weighted indexes.

The Fund’s and the Underlying Index’s allocations to the oil & gas sectors and basic materials sectors were leading contributors to absolute performance, while their allocations to the consumer goods and industrials sectors were leading detractors from absolute performance. The Fund’s and the Underlying Index’s small allocation to the North America was a leading contributor to absolute performance, while their allocations to Europe and Asia Pacific were the largest detractors from absolute performance.

Relative to the FTSE Emerging Index, the Fund’s and the Underlying Index’s security selection and underweight positions in both the consumer services and technology sectors were leading contributors to performance, while the Fund’s and the Underlying Index’s security selection in the industrials and consumer goods sectors was a leading detractor from relative performance. The Fund’s and the Underlying Index’s security selection in Asia Pacific was a leading contributor to relative performance, while their security selection in Europe made the smallest contribution to from relative performance.

HOW WAS THE FUND POSITIONED?

At the end of the reporting period, the Fund’s and the Underlying Index’s largest sector allocations were in the financials and oil & gas sectors, while its smallest allocations were in the health care and consumer services sectors. The Fund’s largest regional allocation was in China/India/Pakistan and its smallest allocation was in Latin America.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	15

JPMorgan Diversified Return Emerging Markets Equity ETF

FUND COMMENTARY

Twelve Months Ended October 31, 2018 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	2.9%
2.	China Mobile Ltd. (China)	2.8
3.	Vale SA (Brazil)	1.7
4.	Baidu, Inc., ADR (China)	1.3
5.	Hon Hai Precision Industry Co. Ltd. (Taiwan)	1.3
6.	Tenaga Nasional Bhd. (Malaysia)	1.3
7.	PTT PCL (Thailand)	1.2
8.	China Construction Bank Corp., Class H (China)	1.2
9.	LUKOIL PJSC (Russia)	1.2
10.	Itau Unibanco Holding SA (Preference) (Brazil)	1.1

PORTFOLIO COMPOSITION BY COUNTRY****
China	21.2%
Taiwan	15.3
Brazil	9.8
India	9.2
Thailand	7.0
Malaysia	6.6
Russia	6.3
South Africa	6.2
Mexico	4.2
Indonesia	3.9
Qatar	1.6
United Arab Emirates	1.4
Chile	1.4
Philippines	1.3
Turkey	1.0
Others (each less than 1.0%)	3.6

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $50.91 as of October 31, 2018.
**	Market price return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the NYSE Arca. The midpoint price was $50.83 as of October 31, 2018.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of October 31, 2018. The Fund’s composition is subject to change.

16	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2018 (Unaudited)
	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Diversified Return Emerging Markets Equity ETF
Net Asset Value	January 7, 2015	(6.93)%	2.82%
Market Price		(7.43)%	2.78%

LIFE OF FUND PERFORMANCE (1/07/15 TO 10/31/18)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on January 7, 2015.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Return Emerging Markets Equity ETF, the JP Morgan Diversified Factor Emerging Markets Equity Index, the FTSE Emerging Index, and the MSCI Emerging Markets Index from January 7, 2015 to October 31, 2018. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JP Morgan Diversified Factor Emerging Markets Equity Index, the FTSE Emerging Index and the MSCI Emerging Markets Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan Diversified Factor Emerging Markets Equity Index and developed the proprietary factors on which the index is based. FTSE Russell, the benchmark administrator, administers, calculates and governs the JP Morgan Diversified Factor Emerging Markets Equity Index. The FTSE Emerging Index is a market-capitalization weighted index and is part of the FTSE Global Equity Index Series. The series includes large- and mid-cap securities from advanced and secondary emerging markets, classified in accordance with FTSE’s transparent Country Classification Review Process. The FTSE Emerging Index provides investors with a comprehensive means of measuring the performance of the most liquid companies in the emerging markets. The MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of emerging markets. Investors cannot invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	17

JPMorgan Diversified Return Europe Currency Hedged ETF

FUND COMMENTARY

Twelve Months Ended October 31, 2018 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Diversified Return Europe Currency Hedged ETF
Net Asset Value*	(3.18)%
Market Price**	(2.78)%
JP Morgan Diversified Factor Europe Currency Hedged (USD) Index (net of foreign withholding taxes)	(2.27)%
JP Morgan Diversified Factor Europe Equity Index (net of foreign withholding taxes)	(7.70)%
FTSE Developed Europe Index (net of foreign withholding taxes)	(8.25)%

Net Assets as of 10/31/2018	$28,894,238

INVESTMENT OBJECTIVE***

The JPMorgan Diversified Return Europe Currency Hedged ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor Europe Currency Hedged (USD) Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which is composed of large cap and mid cap equity securities of companies from developed Europe, diversified across sectors. The Underlying Index uses a proprietary multifactor selection process that measures the following characteristics: valuation, momentum and quality. The Underlying Index methodology includes quarterly rebalancing. In addition to reflecting European stock performance, the Underlying Index attempts to minimize the impact of exchange rate fluctuations by hedging European currency exposure versus the U.S. dollar on a monthly basis. The Fund seeks to achieve its investment objective by investing a substantial portion of its assets in the JPMorgan Diversified Return Europe Equity ETF.

HOW DID THE FUND PERFORM?

The Fund posted a negative absolute performance for the twelve months ended October 31, 2018, and performed in line with the Underlying Index, before considering differences in performance of the currency hedge, the Fund’s small cash allocation and fees and operating expenses incurred by the Fund.

The Fund and the Underlying Index outperformed both the JP Morgan Diversified Factor Europe Equity Index, which is not hedged to the U.S. dollar, and the FTSE Developed Europe Index, which is a more traditional market capitalization weighted index that is not hedged to the U.S. dollar. The Fund’s and the Underlying Index’s currency hedge, using currency forward contracts, helped performance as the U.S. dollar strengthened against most other currencies during the reporting period.

The Fund’s and the Underlying Index’s allocations to the consumer goods and telecommunications sectors were leading detractors from absolute performance, while their allocation to the oil & gas sector made a positive contribution to absolute performance. The Fund’s and the Underlying Index’s allocations to Austria and Italy were leading detractors from absolute performance, while their allocations to Ireland and Finland were leading contributors to absolute performance.

Relative to the FTSE Developed Europe Index, the Fund’s and the Underlying Index’s security selection in the health care and consumer goods sectors was a leading detractor from performance, while the Fund’s and the Underlying Index’s underweight position and security selection in the financials sector and their security selection in the utilities sector were leading contributors to relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s and the Underlying Index’s largest sector allocations were in the consumer goods and health care sectors, while its smallest allocations were in the oil & gas and telecommunications sectors. The Fund’s largest country allocations were in the U.K. and France and its smallest allocations were in Ireland and Austria.

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $27.52 as of October 31, 2018.
**	Market price return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the NYSE Arca. The midpoint price was $27.68 as of October 31, 2018.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

18	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2018 (Unaudited)
	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Diversified Return Europe Currency Hedged ETF
Net Asset Value	April 1, 2016	(3.18)%	8.68%
Market Price		(2.78)%	8.89%

LIFE OF FUND PERFORMANCE (4/01/16 TO 10/31/18)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on April 1, 2016.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Return Europe Currency Hedged ETF, the JP Morgan Diversified Factor Europe Currency Hedged (USD) Index, the JP Morgan Diversified Factor Europe Equity Index, and the FTSE Developed Europe Index from April 1, 2016 to October 31, 2018. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JP Morgan Diversified Factor Europe Currency Hedged (USD) Index, the JP Morgan Diversified Factor Europe Equity Index, and the FTSE Developed Europe Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan Diversified Factor Europe Currency Hedged (USD) Index and the JP Morgan Diversified Factor Europe Equity Index and developed the proprietary factors on which the indexes are based. FTSE Russell, the benchmark administrator, administers, calculates and governs the JP Morgan Diversified Factor Europe Currency Hedged (USD) Index and JP Morgan Diversified Factor Europe Equity Index. The JP Morgan Diversified Factor Europe Currency hedged (USD) Index represents European stock performance with the foreign currency risk of the index securities hedged against the U.S. dollar on a monthly basis. The two JP Morgan indexes include large and mid cap stocks providing coverage of developed European markets. FTSE Developed Europe Index is a market-capitalization weighted index representing the performance of large- and mid-cap companies in developed European markets. Investors cannot invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some over-seas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	19

JPMorgan Diversified Return Europe Equity ETF

FUND COMMENTARY

Twelve Months Ended October 31, 2018 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Diversified Return Europe Equity ETF
Net Asset Value*	(8.11)%
Market Price**	(8.33)%
JP Morgan Diversified Factor Europe Equity Index (net of foreign withholding taxes)	(7.70)%
FTSE Developed Europe Index (net of foreign withholding taxes)	(8.25)%
MSCI Europe Index (net of foreign withholding taxes)	(8.34)%

Net Assets as of 10/31/2018	$74,820,788

INVESTMENT OBJECTIVE***

The JPMorgan Diversified Return Europe Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor Europe Equity Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which is composed of large cap and mid cap equity securities of companies in developed Europe, diversified across sectors. The Underlying Index uses a proprietary multifactor security selection process that measures the following characteristics: valuation, momentum and quality. The Underlying Index methodology includes quarterly rebalancing.

HOW DID THE FUND PERFORM?

The Fund posted a negative absolute performance for the twelve months ended October 31, 2018, and performed in line with the Underlying Index, before considering the Fund’s small cash allocation and fees and operating expenses incurred by the Fund. The Fund underperformed the FTSE Developed Europe Index and the MSCI Europe Index, both of which are more traditional market capitalization weighted indexes.

The Fund’s and the Underlying Index’s allocations to the consumer goods and telecommunications sectors were leading detractors from absolute performance, while their allocation to the oil & gas sector made a positive contribution to absolute performance. The Fund’s and the Underlying Index’s allocations to Austria and Italy were leading detractors from absolute performance, while their allocations to Ireland and Finland were leading contributors to absolute performance.

Relative to the FTSE Developed Europe Index, the Fund’s and the Underlying Index’s security selection in the health care and consumer goods sectors was a leading detractor from performance, while the Fund’s and the Underlying Index’s underweight position and security selection in the financials sector and their security selection in the utilities sector were leading contributors to relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s and the Underlying Index’s largest sector allocations were in the consumer goods and health care sectors, while its smallest allocations were in the oil & gas and telecommunications sectors. The Fund’s largest country allocations were in the U.K. and France and its smallest allocations were in Ireland and Austria.

20	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	Neste OYJ (Finland)	0.7%
2.	Capgemini SE (France)	0.6
3.	Novartis AG (Registered) (Switzerland)	0.5
4.	Nestle SA (Registered) (Switzerland)	0.5
5.	Marine Harvest ASA (Norway)	0.5
6.	BT Group plc (United Kingdom)	0.5
7.	Sanofi (France)	0.5
8.	BP plc (United Kingdom)	0.5
9.	AstraZeneca plc (United Kingdom)	0.5
10.	Roche Holding AG (Switzerland)	0.5

PORTFOLIO COMPOSITION BY COUNTRY****
United Kingdom	20.7%
France	15.1
Germany	12.4
Switzerland	9.5
Sweden	6.2
Spain	5.3
Netherlands	4.9
Italy	4.6
Finland	4.5
Denmark	4.3
Norway	2.7
Belgium	2.2
Luxembourg	1.3
United States	1.1
Others (each less than 1.0%)	5.2

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $53.44 as of October 31, 2018.
**	Market price return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the NYSE Arca. The midpoint price was $53.56 as of October 31, 2018.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of October 31, 2018. The Fund’s composition is subject to change.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	21

JPMorgan Diversified Return Europe Equity ETF

FUND COMMENTARY

Twelve Months Ended October 31, 2018 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2018 (Unaudited)
	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Diversified Return Europe Equity ETF
Net Asset Value	December 18, 2015	(8.11)%	4.98%
Market Price		(8.33)%	5.06%

LIFE OF FUND PERFORMANCE (12/18/15 TO 10/31/18)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on December 18, 2015.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Return Europe Equity ETF, the JP Morgan Diversified Factor Europe Equity Index, the FTSE Developed Europe Index, and the MSCI Europe Index from December 18, 2015 to October 31, 2018. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JP Morgan Diversified Factor Europe Equity Index, the FTSE Developed Europe Index, and the MSCI Europe Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan Diversified Factor Europe Equity Index and developed the proprietary factors on which the index is based. FTSE Russell, the benchmark administrator, administers, calculates and governs the JP Morgan Diversified Factor Europe Equity Index. The JP Morgan Diversified Factor Europe Equity

Index includes large and mid-cap stocks providing coverage of developed European markets. The FTSE Developed Europe Index is a market-capitalization weighted index representing the performance of large- and mid-cap companies in developed European markets. The MSCI Europe Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of the developed markets in Europe. Investors cannot invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some over-seas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

22	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

JPMorgan Diversified Return Global Equity ETF

FUND COMMENTARY

Twelve Months Ended October 31, 2018 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Diversified Return Global Equity ETF
Net Asset Value*	(4.34)%
Market Price**	(4.65)%
JP Morgan Diversified Factor Global Developed Equity Index (net of foreign withholding taxes)	(3.94)%
FTSE Developed Index (net of foreign withholding taxes)	0.58%
MSCI World Index (net of foreign withholding taxes)	1.16%

Net Assets as of 10/31/2018	$203,457,264

INVESTMENT OBJECTIVE***

The JPMorgan Diversified Return Global Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor Global Developed Equity Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which provides exposure to large and mid cap equity securities in developed global markets, diversified across global regions and sectors. At the start of the reporting period, the Underlying Index used a proprietary multi-factor selection process that utilized the following characteristics: valuation, momentum, volatility and market capitalization. From June 15, 2018 to the end of the reporting period, the Underlying Index’s proprietary multi-factor selection process utilized the following characteristics: value, quality and momentum. The Underlying Index’s methodology includes quarterly rebalancing.

HOW DID THE FUND PERFORM?

For the twelve months ended October 31, 2018, the Fund posted a negative absolute performance and performed in line with the Underlying Index, before consideration of specific trading limits, differences in valuations because of the timing of the local market closings and the net asset value calculations, the Fund’s small cash allocation and fees and operating expenses incurred by the Fund. The Fund and the Underlying Index underperformed the FTSE Developed Index (net of foreign withholding taxes) and the MSCI World Index (net of foreign withholding taxes), both of which are more traditional market capitalization weighted indexes.

The Fund’s and the Underlying Index’s positions in the basic materials and technology sectors were leading detractors from absolute performance, while their positions in the oil & gas and health care sectors were leading contributors to absolute performance.

The Fund’s and the Underlying Index’s allocations to Asia Pacific, excluding Japan, and the U.K. were leading detractors from absolute performance, while their allocation to North America made a positive contribution to absolute performance.

Relative to the FTSE Developed Index, the Fund’s and the Underlying Index’s security selection in the technology and consumer services sectors was a leading detractor from performance. The Fund’s and the Underlying Index’s underweight allocation and security selection in the financials sector and their security selection in the oil & gas sector were leading contributors to relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s largest allocation was to North American markets — particularly the U.S. — with modestly smaller allocations to Asia, Japan and Europe. In terms of sectors, the Fund’s largest allocations were in the consumer goods and consumer services sectors, while the smallest allocations were in the telecommunications and oil & gas sectors.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	23

JPMorgan Diversified Return Global Equity ETF

FUND COMMENTARY

Twelve Months Ended October 31, 2018 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	Samsung Electronics Co. Ltd. (South Korea)	0.4%
2.	Marine Harvest ASA (Norway)	0.4
3.	Showa Shell Sekiyu KK (Japan)	0.3
4.	Johnson & Johnson (United States)	0.3
5.	Verizon Communications, Inc. (United States)	0.3
6.	Church & Dwight Co., Inc. (United States)	0.3
7.	Anthem, Inc. (United States)	0.3
8.	Pfizer, Inc. (United States)	0.3
9.	DTE Energy Co. (United States)	0.3
10.	FUJIFILM Holdings Corp. (Japan)	0.3

PORTFOLIO COMPOSITION BY COUNTRY****
United States	25.9%
Japan	22.3
South Korea	8.4
Australia	8.2
Hong Kong	4.0
France	3.8
Canada	3.6
United Kingdom	3.1
Germany	3.0
Sweden	2.5
Singapore	2.2
Switzerland	2.0
Spain	1.9
Netherlands	1.8
Finland	1.1
Norway	1.0
Others (each less than 1.0%)	5.2

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $56.52 as of October 31, 2018.
**	Market price return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the NYSE Arca. The midpoint price was $56.47 as of October 31, 2018.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of October 31, 2018. The Fund’s composition is subject to change.

24	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2018 (Unaudited)
	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Diversified Return Global Equity ETF
Net Asset Value	June 16, 2014	(4.34)%	4.73%
Market Price		(4.65)%	4.71%

LIFE OF FUND PERFORMANCE (6/16/14 TO 10/31/18)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on June 16, 2014.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Return Global Equity ETF, the JP Morgan Diversified Factor Global Developed Equity Index, the FTSE Developed Index, and the MSCI World Index from June 16, 2014 to October 31, 2018. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JP Morgan Diversified Factor Global Developed Equity Index, the FTSE Developed Index and the MSCI World Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan Diversified Factor Global Developed Equity Index and developed the proprietary factors on which the index is based. FTSE Russell, the benchmark administrator, administers, calculates and governs the JP Morgan Diversified

Factor Global Developed Equity Index. The FTSE Developed Index is a market-capitalization weighted index representing the performance of large- and mid-cap companies in developed markets. The index is derived from the FTSE Global Equity Index Series (GEIS), which covers 98% of the world’s investable market capitalization. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. Investors can not invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some over-seas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	25

JPMorgan Diversified Return International Currency Hedged ETF

FUND COMMENTARY

Twelve Months Ended October 31, 2018 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Diversified Return International Currency Hedged ETF
Net Asset Value*	(3.42)%
Market Price**	(3.28)%
JP Morgan Diversified Factor International Currency Hedged (USD) Index (net of foreign withholding taxes)	(2.30)%
JP Morgan Diversified Factor International Equity Index (net of foreign withholding taxes)	(6.30)%
FTSE Developed ex North America Index (net of foreign withholding taxes)	(7.53)%

Net Assets as of 4/30/2018	$31,366,788

INVESTMENT OBJECTIVE***

The JPMorgan Diversified Return International Currency Hedged ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor International Currency Hedged (USD) Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which is composed of large and mid cap equity securities in developed markets outside North America. The Underlying Index began the reporting period using a proprietary multi-factor selection process that utilized the following characteristics: valuation, momentum, volatility and market capitalization. From June 15, 2018 to the end of the reporting period, the Underlying Index’s proprietary multi-factor selection process utilized the following characteristics: value, quality and momentum.

In addition to reflecting international stock performance, the Underlying Index attempts to minimize the impact of exchange rate fluctuations by hedging currency exposure against the U.S. dollar on a monthly basis. The Fund seeks to achieve its investment objective by investing a substantial portion of its assets in the JPMorgan Diversified Return International Equity ETF.

HOW DID THE FUND PERFORM?

The Fund posted a negative absolute return for the twelve months ended October 31, 2018, and performed in line with the Underlying Index, before considering differences in performance of the currency hedge, the Fund’s small cash allocation and fees and operating expenses incurred by the Fund.

The Fund and the Underlying Index outperformed the non-hedged JP Morgan Diversified Factor International Equity Index and the FTSE Developed ex North America Index, which is a traditional market capitalization weighted index that is not hedged to the U.S. dollar. The Fund’s and the Underlying Index’s currency hedge, using currency forward contracts, helped performance as the U.S. dollar strengthened against most other currencies during the reporting period.

The Fund’s and the Underlying Index’s positions in the technology and basic materials sectors were leading detractors from absolute performance, while their positions in the oil & gas and health care sectors were leading contributors to absolute performance.

Relative to FTSE Developed ex North America Index, the Fund’s and the Underlying Index’s security selection and underweight position in the financials sector and its security selection in the utilities sector were leading contributors to performance, while the Fund’s and the Underlying Index’s security selection in the basic materials and technologies sectors was a leading detractor from relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s largest allocations were in the consumer goods and consumer services sectors, while the smallest allocations were in the oil & gas and telecommunications sectors. By region, the Fund’s largest allocations were in the Asia Pacific, excluding Japan, with modestly smaller allocations to Japan and Europe, excluding the U.K.

26	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $28.52 as of October 31, 2018.
**	Market price return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the NYSE Arca. The midpoint price was $28.41 as of October 31, 2018.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	27

JPMorgan Diversified Return International Currency Hedged ETF

FUND COMMENTARY

Twelve Months Ended October 31, 2018 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2018 (Unaudited)
	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Diversified Return International Currency Hedged ETF
Net Asset Value	April 1, 2016	(3.42)%	8.02%
Market Price		(3.28)%	7.86%

LIFE OF FUND PERFORMANCE (4/01/16 TO 10/31/18)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on April 1, 2016.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Return International Currency Hedged ETF, the JP Morgan Diversified Factor International Currency Hedged (USD) Index, the JP Morgan Diversified Factor International Equity Index, and the FTSE Developed ex North America Index from April 1, 2016 to October 31, 2018. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JP Morgan Diversified Factor International Currency Hedged (USD) Index, the JP Morgan Diversified Factor International Equity Index, and the FTSE Developed ex North America Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan Diversified Factor International Currency Hedged (USD) Index and the JP Morgan Diversified Factor International Equity Index and developed the proprietary factors on which the indexes are based. FTSE Russell, the benchmark administrator, administers, calculates and governs the JP Morgan Diversified Factor International Currency Hedged (USD) Index and JP Morgan

Diversified Factor International Equity Index. The JP Morgan Diversified Factor International Currency Hedged (USD) Index represents international stock performance with the foreign currency risk of the index securities hedged against the U.S. dollar on a monthly basis. These two indexes include large- and mid-cap stocks providing coverage of developed markets outside of North America. The FTSE Developed ex North America Index is a market-capitalization weighted index representing the performance of large- and mid-cap stocks in developed markets, excluding the US and Canada. The index is derived from the FTSE Global Equity Index Series (GEIS), which covers 98% of the world’s investable market capitalization.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some over-seas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

28	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

JPMorgan Diversified Return International Equity ETF

FUND COMMENTARY

Twelve Months Ended October 31, 2018 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Diversified Return International Equity ETF
Net Asset Value*	(6.72)%
Market Price**	(7.22)%
JP Morgan Diversified Factor International Equity Index (net of foreign withholding taxes)	(6.30)%
FTSE Developed ex North America Index (net of foreign withholding taxes)	(7.53)%
MSCI EAFE Index (net of foreign withholding taxes)	(6.85)%

Net Assets as of 10/31/2018	$1,444,332,261

INVESTMENT OBJECTIVE***

The JPMorgan Diversified Return International Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor International Equity Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which is composed of large cap and mid cap equity securities in developed markets outside North America, diversified across sectors and international regions. At the start of the reporting period, the Underlying Index used a proprietary multi-factor selection process that utilized the following characteristics: valuation, momentum, volatility and specific market capitalization. From June 15, 2018 to the end of the reporting period, the Underlying Index’s proprietary multi-factor selection process utilized the following characteristics: value, quality and momentum. The Underlying Index methodology includes quarterly rebalancing.

HOW DID THE FUND PERFORM?

The Fund posted a negative absolute performance for the twelve months ended October 31, 2018, and performed in line with the Underlying Index, before considering differences due to specific trading limits the net asset value calculations, the Fund’s small cash allocation and fees and operating expenses incurred by the Fund.

The Fund and the Underlying Index outperformed the FTSE Developed ex North America Index and the Fund underperformed the MSCI EAFE Index. Both of these indexes are more traditional market capitalization weighted indexes.

The Fund’s and the Underlying Index’s positions in the technology and basic materials sectors were leading detractors from absolute performance, while their positions in the oil & gas and health care sectors were leading contributors to absolute performance.

Relative to FTSE Developed ex North America Index, the Fund’s and the Underlying Index’s security selection and underweight position in the financials sector and its security selection in the utilities sector were leading contributors to performance, while the Fund’s and the Underlying Index’s security selection in the basic materials and technologies sectors was a leading detractor from relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s largest allocations were in the consumer goods and consumer services sectors, while the smallest allocations were in the oil & gas and telecommunications sectors. By region, the Fund’s largest allocations were in the Asia Pacific, excluding Japan, with modestly smaller allocations to Japan and Europe, excluding the U.K.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	29

JPMorgan Diversified Return International Equity ETF

FUND COMMENTARY

Twelve Months Ended October 31, 2018 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	Marine Harvest ASA (Norway)	0.5%
2.	Shire plc (United States)	0.5
3.	AstraZeneca plc (United Kingdom)	0.4
4.	SK Innovation Co. Ltd. (South Korea)	0.4
5.	COMSYS Holdings Corp. (Japan)	0.4
6.	SK Telecom Co. Ltd. (South Korea)	0.4
7.	Centrica plc (United Kingdom)	0.4
8.	Chr Hansen Holding A/S (Denmark)	0.4
9.	Alfresa Holdings Corp. (Japan)	0.4
10.	Japan Airlines Co. Ltd. (Japan)	0.4

SUMMARY OF INVESTMENTS BY COUNTRY****
Japan	25.1%
United Kingdom	16.5
South Korea	9.3
Australia	9.0
Hong Kong	5.5
France	5.5
Germany	3.9
Sweden	3.3
Singapore	2.6
Netherlands	2.5
Switzerland	2.4
Finland	1.9
Spain	1.8
Norway	1.6
Italy	1.3
Belgium	1.1
Others (each less than 1.0%)	6.7

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $53.10 as of October 31, 2018.
**	Market price return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the NYSE Arca. The midpoint price was $52.98 as of October 31, 2018.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of October 31, 2018. The Fund’s composition is subject to change.

30	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2018 (Unaudited)
	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Diversified Return International Equity ETF
Net Asset Value	November 5, 2014	(6.72)%	3.58%
Market Price		(7.22)%	3.51%

LIFE OF FUND PERFORMANCE (11/5/14 TO 10/31/18)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on November 5, 2014.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Return International Equity ETF, the JP Morgan Diversified Factor International Equity Index, the FTSE Developed ex North America Index, and the MSCI EAFE Index from November 5, 2014 to October 31, 2018. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JP Morgan Diversified Factor International Equity Index, the FTSE Developed ex North America Index and the MSCI EAFE Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan Diversified Factor International Equity Index and developed the proprietary factors on which the index is based. FTSE Russell, the benchmark administrator, administers, calculates and governs the JP Morgan Diversified Factor International Equity Index. The FTSE Developed ex North America Index is

a market-capitalization weighted index representing the performance of large- and mid-cap stocks in developed markets, excluding the U.S. and Canada. The index is derived from the FTSE Global Equity Index Series (GEIS), which covers 98% of the world’s investable market capitalization. The MSCI EAFE Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. Investors cannot invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	31

JPMorgan Diversified Return U.S. Equity ETF

FUND COMMENTARY

Twelve Months Ended October 31, 2018 (Unaudited)

Reporting Period Return:
JPMorgan Diversified Return U.S. Equity ETF
Net Asset Value*	4.74%
Market Price**	4.70%
JP Morgan Diversified Factor US Equity Index	5.10%
Russell 1000 Index	6.98%

Net Assets as of 10/31/2018	$559,362,329

INVESTMENT OBJECTIVE***

The JPMorgan Diversified Return U.S. Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor US Equity Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which is composed of large cap and mid cap equity securities of U.S. companies. The Underlying Index uses a rules based proprietary multi-factor selection process that utilizes the following characteristics: valuation, momentum and quality. During the reporting period, the Underlying Index security selection process sought to exclude the least attractive stocks based on these characteristics. The Underlying Index’s methodology includes quarterly rebalancing.

HOW DID THE FUND PERFORM?

The Fund posted a positive absolute performance for the twelve months ended October 31, 2018 and performed in line with the Underlying Index, before considering operating expenses, fees and tax management of the Fund’s portfolio. Both the Fund and the Underlying Index underperformed the Russell 1000 Index, which is a more traditional market capitalization weighted index.

During the reporting period, the Fund’s and the Underlying Index’s positions in the consumer services and health care sectors were leading contributors to absolute performance, while the Fund’s and the Underlying Index’s position in the basic materials sector detracted from absolute performance.

Relative to the Russell 1000 Index, the Fund’s and the Underlying Index’s overweight position in the basic materials sector and their security selection and underweight position in the technology sector were leading detractors from performance, while their security selection in the industrials and oil & gas sectors was a leading contributor to relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s and the Underlying Index’s largest allocations were in the consumer goods and health care sectors, while the smallest allocations were in the telecommunications and oil & gas sectors.

32	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	Marathon Petroleum Corp.	0.5%
2.	McCormick & Co., Inc. (Non-Voting)	0.5
3.	Hormel Foods Corp.	0.5
4.	AES Corp.	0.5
5.	Procter & Gamble Co. (The)	0.5
6.	Coca-Cola Co. (The)	0.5
7.	Verizon Communications, Inc.	0.4
8.	Church & Dwight Co., Inc.	0.4
9.	Linde plc	0.4
10.	Johnson & Johnson	0.4

PORTFOLIO COMPOSITION BY SECTOR****
Consumer Goods	14.3%
Consumer Services	12.4
Financials	12.3
Health Care	12.1
Utilities	11.6
Industrials	10.8
Technology	9.3
Basic Materials	8.0
Oil & Gas	5.0
Telecommunications	2.2
Short-Term Investment	1.2
Investment of cash collateral from securities loaned	0.8

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $69.92 as of October 31, 2018.
**	Market price return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the NYSE Arca. The midpoint price was $69.93 as of October 31, 2018.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of October 31, 2018. The Fund’s composition is subject to change.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	33

JPMorgan Diversified Return U.S. Equity ETF

FUND COMMENTARY

Twelve Months Ended October 31, 2018 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2018 (Unaudited)
	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Diversified Return U.S. Equity ETF
Net Asset Value	September 29, 2015	4.74%	12.87%
Market Price		4.70%	12.87%

LIFE OF FUND PERFORMANCE (9/29/15 TO 10/31/18)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on September 29, 2015.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Return U.S. Equity ETF, the JP Morgan Diversified Factor US Equity Index, and the Russell 1000 Index from September 29, 2015 to October 31, 2018. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JP Morgan Diversified Factor US Equity Index and Russell 1000 Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan Diversified Factor US Equity Index and developed the proprietary factors on which the index is based. FTSE Russell, the benchmark administrator, administers, calculates and governs the JP Morgan Diversified Factor US Equity Index. The Russell 1000 Index is a market-capitalization weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. Investors cannot invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

34	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

FUND COMMENTARY

Twelve Months Ended October 31, 2018 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Diversified Return U.S. Mid Cap Equity ETF
Net Asset Value*	2.59%
Market Price**	2.57%
JP Morgan Diversified Factor US Mid Cap Equity Index	2.78%
Russell Midcap Index	2.80%

Net Assets as of 10/31/2018	$112,028,180

INVESTMENT OBJECTIVE***

The JPMorgan Diversified Return U.S. Mid Cap Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor US Mid Cap Equity Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which tracks mid cap equity securities of U.S. companies. The Underlying Index uses a proprietary multi-factor selection process that utilizes the following characteristics: relative valuation, momentum and quality. The Underlying Index’s methodology includes quarterly rebalancing.

HOW DID THE FUND PERFORM?

The Fund posted a positive absolute performance for the twelve months ended October 31, 2018 and performed in line with the Underlying Index, before considering operating expenses, fees and tax management of the Fund’s portfolio. The Fund and the Underlying Index underperformed the Russell Midcap Index, which is a more traditional market capitalization weighted index.

During the reporting period, the Fund’s and the Underlying Index’s positions in the health care and consumer services sectors were leading contributors to absolute performance, while the Fund’s and the Underlying Index’s positions in the basic materials and telecommunications sectors detracted from absolute performance.

Relative to the Russell Midcap Index, the Fund’s and the Underlying Index’s overweight positions in the basic materials and utilities sectors were leading detractors from performance, while their security selection and overweight position in the health care sector and their underweight position in the financials sector were leading contributors to performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s and the Underlying Index’s largest allocations were in the industrials and financials sectors and the smallest allocations were in the telecommunications and oil & gas sectors.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	35

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

FUND COMMENTARY

Twelve Months Ended October 31, 2018 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	McCormick & Co., Inc. (Non-Voting)	0.5%
2.	Edison International	0.5
3.	Church & Dwight Co., Inc.	0.5
4.	CDW Corp.	0.4
5.	Clorox Co. (The)	0.4
6.	PPL Corp.	0.4
7.	Xcel Energy, Inc.	0.4
8.	Ameren Corp.	0.4
9.	Eversource Energy	0.4
10.	WEC Energy Group, Inc.	0.4

PORTFOLIO COMPOSITION BY SECTOR****
Financials	13.6%
Consumer Goods	13.6
Consumer Services	13.0
Health Care	11.9
Industrials	11.3
Utilities	10.2
Technology	10.0
Basic Materials	7.1
Oil & Gas	4.4
Telecommunications	1.1
Short-Term Investment	3.2
Investment of cash collateral from securities loaned	0.6

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $62.24 as of October 31, 2018.
**	Market price return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the NYSE Arca. The midpoint price was $62.25 as of October 31, 2018.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of October 31, 2018. The Fund’s composition is subject to change.

36	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2018 (Unaudited)
	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Diversified Return U.S. Mid Cap Equity ETF
Net Asset Value	May 11, 2016	2.59%	10.66%
Market Price		2.57%	10.67%

LIFE OF FUND PERFORMANCE (5/11/16 TO 10/31/18)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on May 11, 2016.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Return U.S. Mid Cap Equity ETF, JP Morgan Diversified Factor US Mid Cap Equity Index, and the Russell Midcap Index from May 11, 2016 to October 31, 2018. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JP Morgan Diversified Factor US Mid Cap Equity Index and Russell Midcap Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan Diversified Factor US Mid Cap Equity Index and developed the proprietary factors on which the index is based. FTSE Russell, the benchmark administrator, administers, calculates and governs the JP Morgan Diversified Factor US Mid Cap Equity Index. The Russell Midcap Index is a market-capitalization weighted index which measures the performance of the 800 smallest companies in the Russell 1000 Index. Investors cannot invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	37

JPMorgan Diversified Return U.S. Small Cap Equity ETF

FUND COMMENTARY

Twelve Months Ended October 31, 2018 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Diversified Return U.S. Small Cap Equity ETF
Net Asset Value*	3.61%
Market Price**	3.43%
JP Morgan Diversified Factor US Small Cap Equity Index	3.94%
Russell 2000 Index	1.85%

Net Assets as of 10/31/2018	$96,135,254

INVESTMENT OBJECTIVE***

The JPMorgan Diversified Return U.S. Small Cap Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor US Small Cap Equity Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which tracks small cap equity securities of U.S. companies. The Underlying Index uses a proprietary multi-factor selection process that utilizes the following characteristics: relative valuation, momentum and quality. The Underlying Index security selection process seeks to exclude the least attractive stocks based on these characteristics. The Underlying Index’s methodology includes quarterly rebalancing.

HOW DID THE FUND PERFORM?

The Fund posted a positive absolute performance for the twelve months ended October 31, 2018 and performed in line with the Underlying Index, before considering operating expenses, fees and tax management of the Fund’s portfolio. Both the Fund and the Underlying Index outperformed the

Russell 2000 Index, which is a more traditional market capitalization weighted index.

During the reporting period, the Fund’s and the Underlying Index’s positions in the telecommunications and consumer services sectors were leading contributors to absolute performance, while the Fund’s and the Underlying Index’s positions in the basic materials and industrials sectors detracted from absolute performance during the reporting period.

Relative to the Russell 2000 Index, the Fund’s and the Underlying Index’s security selection and overweight position in the consumer services sector and their underweight position in the financials sector were leading contributors to performance, while their security selection and overweight position in the basic materials sector and their overweight position in the utilities sector were leading detractors from performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s largest allocations were in the consumer goods and consumer services sectors and its smallest allocations were in the telecommunications and oil & gas sectors.

38	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	Lancaster Colony Corp.	0.8%
2.	New Jersey Resources Corp.	0.8
3.	Black Hills Corp.	0.7
4.	Helen of Troy Ltd.	0.7
5.	Boston Beer Co., Inc. (The), Class A	0.7
6.	American States Water Co.	0.7
7.	Columbia Sportswear Co.	0.7
8.	Rollins, Inc.	0.7
9.	Iridium Communications, Inc.	0.7
10.	Spire, Inc.	0.7

PORTFOLIO COMPOSITION BY SECTOR****
Consumer Goods	21.2%
Consumer Services	13.2
Industrials	11.9
Utilities	11.5
Health Care	10.5
Technology	9.3
Financials	7.6
Basic Materials	5.4
Oil & Gas	3.4
Telecommunications	2.0
Short-Term Investment	1.5
Investment of cash collateral from securities loaned	2.5

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $29.58 as of October 31, 2018.
**	Market price return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the NYSE Arca. The midpoint price was $29.58 as of October 31, 2018.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of October 31, 2018. The Fund’s composition is subject to change.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	39

JPMorgan Diversified Return U.S. Small Cap Equity ETF

FUND COMMENTARY

Twelve Months Ended October 31, 2018 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2018 (Unaudited)
	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Diversified Return U.S. Small Cap Equity ETF
Net Asset Value	November 15, 2016	3.61%	9.83%
Market Price		3.43%	9.82%

LIFE OF FUND PERFORMANCE (11/15/16 TO 10/31/18)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on November 15, 2016.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Return U.S. Small Cap Equity ETF, the JP Morgan Diversified Factor US Small Cap Equity Index, and the Russell 2000 Index from November 15, 2016 to October 31, 2018. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JP Morgan Diversified Factor US Small Cap Equity Index and Russell 2000 Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan Diversified Factor US Small Cap Equity Index and developed the proprietary factors on which the index is based. FTSE Russell, the benchmark administrator, administers, calculates and governs the JP Morgan Diversified Factor US Small Cap Equity Index. The Russell 2000 Index is an unmanaged index, measuring performance of the 2000 smallest stocks (on the basis of capitalization) in the Russell 3000 Index. Investors cannot invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

40	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

JPMorgan U.S. Dividend ETF

FUND COMMENTARY

Period November 8, 2017 (Fund Inception Date) Through October 31, 2018 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan U.S. Dividend ETF
Net Asset Value*	3.08%
Market Price**	2.99%
JP Morgan US Dividend Index	3.38%
Russell 1000 Index	6.22%

Net Assets as of 10/31/2018	$27,411,126

INVESTMENT OBJECTIVE***

The JPMorgan U.S. Dividend ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan US Dividend Index. (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which consists of large and mid cap U.S. equity securities selected to provide exposure to the highest dividend yielding sectors on a risk adjusted basis. The Underlying Index uses a proprietary selection process that seeks to identify companies within each sector that have higher dividend yields over a rolling twelve month period. Within each sector, individual equity securities are also weighted to diversify risk. The Underlying Index’s methodology includes quarterly rebalancing.

HOW DID THE FUND PERFORM?

For the period from inception on November 8, 2017 to October 31, 2018, the Fund posted a positive absolute performance in line with the Underlying Index, before considering operating expenses, fees and tax management of the Fund’s portfolio. The Fund and the Underlying Index underperformed the Russell 1000 Index, which is a more traditional market capitalization weighted index.

On an absolute basis, the Fund’s and the Underlying Index’s allocations to the telecommunications and consumer services sectors were leading contributors to performance, while the Fund’s and the Underlying Index’s allocations to the industrials and consumer goods sectors were leading detractors from performance.

Relative to the Russell 1000 Index, the Fund’s and the Underlying Index’s security selection and underweight position in the technology sector and their security selection in the industrials sector were leading detractors from performance. The Fund’s and the Underlying Index’s security selection in the oil & gas and telecommunications sectors was a leading contributor to relative performance.

Leading individual detractors from performance relative to the Russell 1000 Index included the Fund’s and the Underlying Index’s underweight positions in Apple Inc., Amazon.com Inc. and Microsoft Corp. Shares of Apple, a maker of smartphones and other consumer electronics that was not held in the Fund, rose amid continued earnings and revenue growth during the reporting period. Shares of Amazon.com, an online retailer that was not held in the Fund, rose amid continued sales and earnings growth. Shares of Microsoft, a provider of software and services, rose amid better-than-expected earnings.

Leading individual contributors to performance relative to the Russell 1000 Index included the Funds’ and the Underlying Index’s overweight positions in Macy’s Inc. and Kohl’s Corp. and their underweight position in Facebook Inc. Shares of Macy’s, a department store retailer, rose as the company’s relatively high dividend remained attractive to investors. Shares of Kohl’s, a department store retailer, rose amid better-than-expected earnings and sales. Shares of Facebook, an Internet social media provider that was not held in the Fund, fell after the company reported lower-than-expected revenue and forecast slowing revenue growth.

HOW WAS THE FUND POSITIONED?

During the reporting period, among the Fund’s largest allocations were the utilities and consumer discretionary sectors and among the smallest allocations were the telecommunications and oil & gas sectors.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	41

JPMorgan U.S. Dividend ETF

FUND COMMENTARY

Period November 8, 2017 (Fund Inception Date) Through October 31, 2018 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	Philip Morris International, Inc.	0.7%
2.	McDonald’s Corp.	0.7
3.	Coca-Cola Co. (The)	0.7
4.	Merck & Co., Inc.	0.7
5.	AES Corp.	0.7
6.	Procter & Gamble Co. (The)	0.7
7.	Johnson & Johnson	0.7
8.	Verizon Communications, Inc.	0.7
9.	Pfizer, Inc.	0.7
10.	Edison International	0.7

PORTFOLIO COMPOSITION BY SECTOR****
Utilities	18.0%
Financials	15.2
Consumer Goods	13.9
Consumer Services	10.9
Health Care	8.5
Industrials	8.1
Basic Materials	6.3
Technology	5.4
Oil & Gas	5.1
Telecommunications	3.6
Short-Term Investment	4.5
Investment of cash collateral from securities loaned	0.5

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $24.92 as of October 31, 2018.
**	Market price return is calculated assuming an initial investment made at the inception date net asset value, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the NYSE Arca. The midpoint price was $24.90 as of October 31, 2018.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of October 31, 2018. The Fund’s composition is subject to change.

42	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

TOTAL RETURNS AS OF OCTOBER 31, 2018 (Unaudited)
	INCEPTION DATE	CUMULATIVE SINCE INCEPTION
JPMorgan U.S. Dividend ETF
Net Asset Value	November 8, 2017	3.08%
Market Price		2.99%

LIFE OF FUND PERFORMANCE (11/8/17 TO 10/31/18)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on November 8, 2017.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan U.S. Dividend ETF, the JP Morgan US Dividend Index, and the Russell 1000 Index from November 8, 2017 to October 31, 2018. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JP Morgan US Dividend Index and Russell 1000 Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan US Dividend Index and developed the proprietary factors on which the index is based. FTSE International Limited, the benchmark administrator, administers, calculates and governs the JP Morgan US Dividend Index. The Russell 1000 Index is a market-capitalization weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. Investors cannot invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	43

JPMorgan U.S. Minimum Volatility ETF

FUND COMMENTARY

Period November 8, 2017 (Fund Inception Date) Through October 31, 2018 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan U.S. Minimum Volatility ETF
Net Asset Value*	6.69%
Market Price**	6.69%
JP Morgan US Minimum Volatility Index	6.78%
Russell 1000 Index	6.22%

Net Assets as of 10/31/2018	$27,445,770

INVESTMENT OBJECTIVE***

The JPMorgan U.S. Minimum Volatility ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan US Minimum Volatility Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which consists of large and mid cap U.S. equity securities, is designed so that it targets lower volatility than the Russell 1000 Index. The Underlying Index is designed to distribute risk among sectors and stocks in order to seek to minimize the overall portfolio volatility based upon the parameters of the rule-based process. The Underlying Index’s methodology includes quarterly rebalancing.

HOW DID THE FUND PERFORM?

For the period from inception on November 8, 2017 to October 31, 2018, the Fund posted a positive absolute performance in line with the Underlying Index, before considering operating expenses, fees and tax management of the Fund’s portfolio. The Fund and the Underlying Index outperformed the Russell 1000 Index, which is a more traditional market capitalization weighted equity index.

In terms of absolute performance, the Fund’s and the Underlying Index’s allocations to the consumer services and telecommunications and consumer services sectors were leading contributors to performance, while the Fund’s and the Underlying Index’s allocations to the industrials sector detracted from absolute performance.

Relative to the Russell 1000 Index, the Fund’s and the Underlying Index’s security selection and overweight position in the health care sector and their security selection in the oil & gas sector were leading contributors to performance, while their overweight position in the utilities sector and their underweight position in the technology sector were leading detractors from performance.

Leading individual contributors to performance relative to the Russell 1000 Index included the Fund’s and the Underlying Index’s underweight positions in General Electric Co. and Facebook Inc. and its overweight position in McCormick & Co. Shares of General Electric, an industrial conglomerate not held in the Fund and Underlying Index, fell after the company reported lower-than-expected results for several consecutive quarters and its credit rating was downgraded. Shares of Facebook, an Internet social media provider that was not held in the Fund and Underlying Index, fell after the company reported lower-than-expected revenue and forecast slowing revenue growth. Shares of McCormick, a maker of food seasonings, rose after the company reported better-than-expected earnings for the third quarter of 2018 and forecast higher earnings for the full year 2018.

Leading individual detractors from performance relative to the Russell 1000 Index included the Fund’s and the Underlying Index’s underweight positions in Apple Inc., Amazon.com Inc. and Microsoft Corp. Shares of Apple, a maker of smartphones and related devices that was not held in the Fund and the Underlying Index, rose amid continued earnings and revenue growth during the reporting period. Shares of Amazon.com, an online retailer that was not held in the Fund and the Underlying Index, rose amid continued sales and earnings growth. Shares of Microsoft, a provider of software and services, rose amid better-than-expected earnings.

HOW WAS THE FUND POSITIONED?

During the reporting period, among the Fund’s and the Underlying Index’s largest allocations were in the health care, consumer goods and utilities sectors, while among their smallest allocations were to the telecommunications and oil & gas sectors.

44	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	McCormick & Co., Inc. (Non-Voting)	0.7%
2.	Conagra Brands, Inc.	0.7
3.	McDonald’s Corp.	0.7
4.	Merck & Co., Inc.	0.7
5.	Verizon Communications, Inc.	0.7
6.	Pinnacle West Capital Corp.	0.6
7.	Yum! Brands, Inc.	0.6
8.	T-Mobile US, Inc.	0.6
9.	Pfizer, Inc.	0.6
10.	Abbott Laboratories	0.6

PORTFOLIO COMPOSITION BY SECTOR****
Health Care	19.6
Utilities	16.9
Consumer Goods	16.2
Financials	11.6
Consumer Services	9.0
Industrials	6.0
Technology	4.7
Basic Materials	4.7
Oil & Gas	4.7
Telecommunications	3.5
Short-Term Investment	2.8
Investment of cash collateral from securities loaned	0.3

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $26.14 as of October 31, 2018.
**	Market price return is calculated assuming an initial investment made at the inception date net asset value, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the NYSE Arca. The midpoint price was $26.14 as of October 31, 2018.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of October 31, 2018. The Fund’s composition is subject to change.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	45

JPMorgan U.S. Minimum Volatility ETF

FUND COMMENTARY

Period November 8, 2017 (Fund Inception Date) Through October 31, 2018 (Unaudited) (continued)

TOTAL RETURNS AS OF OCTOBER 31, 2018 (Unaudited)
	INCEPTION DATE	CUMULATIVE SINCE INCEPTION
JPMorgan U.S. Minimum Volatility ETF
Net Asset Value	November 8, 2017	6.69%
Market Price		6.69%

LIFE OF FUND PERFORMANCE (11/8/17 TO 10/31/18)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on November 8, 2017.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan U.S. Minimum Volatility ETF, the JP Morgan US Minimum Volatility Index, and the Russell 1000 Index from November 8, 2017 to October 31, 2018. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JP Morgan US Minimum Volatility Index and Russell 1000 Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan US Minimum Volatility Index and developed the proprietary factors on which the index is based. FTSE International Limited, the benchmark administrator, administers, calculates and governs the JP Morgan US Minimum Volatility Index. The Russell 1000 Index is a market-capitalization weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. Investors cannot invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

46	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

JPMorgan U.S. Momentum Factor ETF

FUND COMMENTARY

Period November 8, 2017 (Fund Inception Date) Through October 31, 2018 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan U.S. Momentum Factor ETF
Net Asset Value*	5.17%
Market Price**	5.21%
JP Morgan US Momentum Factor Index	5.41%
Russell 1000 Index	6.22%

Net Assets as of 10/31/2018	$28,575,370

INVESTMENT OBJECTIVE***

The JPMorgan U.S. Momentum Factor ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan US Momentum Factor Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which is composed of U.S. large and mid cap securities selected to represent positive momentum factor characteristics. The Underlying Index uses a proprietary selection process that utilizes a momentum factor to identify the companies that have had better recent performance compared with other companies. The Underlying Index’s methodology includes quarterly rebalancing.

HOW DID THE FUND PERFORM?

For the period from inception on November 8, 2017 to October 31, 2018, the Fund posted a positive absolute performance in line with the Underlying Index, before considering operating expenses, fees and tax management of the Fund’s portfolio. Both the Fund and the Underlying Index underperformed the Russell 1000 Index, which is a more traditional market capitalization weighted index.

On an absolute basis, the Fund’s and the Underlying Index’s allocations to the telecommunications and consumer services sectors were leading contributors to performance, while the Fund’s and the Underlying Index’s allocations to the basic materials and consumer goods sectors were leading detractors from performance.

Relative to the Russell 1000 Index, the Fund’s and the Underlying Index’s security selection in the technology and consumer goods sectors was a leading detractor from relative performance, while the Fund’s and the Underlying Index’s security selection in the industrials and oil & gas sectors was a leading contributor to performance.

Leading individual detractors from performance relative to the Russell 1000 Index included the Funds’ and Underlying Index’s underweight positions in Apple Inc. and Johnson & Johnson, and its overweight position in AbbVie Inc. Shares of Apple, a maker of smartphones and related devices that was not held in the Fund and the Underlying Index, rose amid continued earnings and revenue growth during the reporting period. Shares of Johnson & Johnson, a maker of drugs and other health care products, rose after the company reported better-than-expected earnings and revenue for the third quarter of 2018. Shares of AbbVie, a drug maker, fell after the U.S. Federal Trade Commission fined the company $448 million for blocking consumer access to lower cost versions of a key AbbVie drug and after the company reported disappointing results from a cancer drug clinical trial.

Leading individual contributors to performance relative to the Russell 1000 Index included the Fund’s and Underlying Index’s underweight position in General Electric Co. and its overweight positions in Boeing Co. and Square Co. Shares of General Electric, an industrial conglomerate that was not held in the Fund and the Underlying Index, fell after the company reported lower-than-expected results for several consecutive quarters and its credit rating was downgraded. Shares of Boeing, an aircraft manufacturer, rose after the company reported better-than-expected third-quarter earnings and raised its profit forecast amid strong demand. Shares of Square, a provider of credit card processing, rose after the company raised its 2018 revenue forecast.

HOW WAS THE FUND POSITIONED?

During the reporting period, among the Fund’s largest positions were the technology and consumer discretionary sectors and among its smallest positions were the real estate and materials sectors.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	47

JPMorgan U.S. Momentum Factor ETF

FUND COMMENTARY

Period November 8, 2017 (Fund Inception Date) Through October 31, 2018 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	Berkshire Hathaway, Inc., Class B	2.2%
2.	Apple, Inc.	2.1
3.	Microsoft Corp.	2.1
4.	Visa, Inc., Class A	2.0
5.	UnitedHealth Group, Inc.	1.9
6.	Verizon Communications, Inc.	1.9
7.	Alphabet, Inc., Class A	1.8
8.	Amazon.com, Inc.	1.7
9.	Boeing Co. (The)	1.6
10.	Home Depot, Inc. (The)	1.5

PORTFOLIO COMPOSITION BY SECTOR****
Technology	21.2%
Financials	18.9
Consumer Services	13.4
Health Care	13.1
Industrials	12.8
Consumer Goods	7.5
Oil & Gas	5.4
Utilities	3.0
Basic Materials	2.2
Telecommunications	2.1
Short-Term Investment	0.2
Investment of cash collateral from securities loaned	0.2

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $25.98 as of October 31, 2018.
**	Market price return is calculated assuming an initial investment made at the inception date net asset value, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the NYSE Arca. The midpoint price was $25.99 as of October 31, 2018.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of October 31, 2018. The Fund’s composition is subject to change.

48	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

TOTAL RETURNS AS OF OCTOBER 31, 2018 (Unaudited)
	INCEPTION DATE	CUMULATIVE SINCE INCEPTION
JPMorgan U.S. Momentum Factor ETF
Net Asset Value	November 8, 2017	5.17%
Market Price		5.21%

LIFE OF FUND PERFORMANCE (11/8/17 TO 10/31/18)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on November 8, 2017.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan U.S. Momentum Factor ETF, the JP Morgan US Momentum Factor Index, and the Russell 1000 Index from November 8, 2017 to October 31, 2018. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JP Morgan US Momentum Factor Index and Russell 1000 Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan US Momentum Factor Index and developed the proprietary factors on which the index is based. FTSE International Limited, the benchmark administrator, administers, calculates and governs the JP Morgan US Momentum Factor Index. The Russell 1000 Index is a market-capitalization weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. Investors cannot invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	49

JPMorgan U.S. Quality Factor ETF

FUND COMMENTARY

Period November 8, 2017 (Fund Inception Date) Through October 31, 2018 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan U.S. Quality Factor ETF
Net Asset Value*	8.15%
Market Price**	8.15%
JP Morgan US Quality Factor Index	8.37%
Russell 1000 Index	6.22%

Net Assets as of 10/31/2018	$29,215,267

INVESTMENT OBJECTIVE***

The JPMorgan U.S. Quality Factor ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan US Quality Factor Index. (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which consists of large and mid cap U.S. equity securities selected to represent quality factor characteristics. The Underlying Index uses a proprietary selection process that utilizes a quality factor to identify higher quality companies relative to their sector peers as measured by profitability, quality of earnings and solvency. The Underlying Index’s methodology includes quarterly rebalancing.

HOW DID THE FUND PERFORM?

For the period from inception on November 8, 2017 to October 31, 2018, the Fund posted a positive absolute performance in line with the Underlying Index, before considering operating expenses, fees and tax management of the Fund’s portfolio. Both the Fund and the Underlying Index outperformed the Russell 1000 Index, which is a more traditional market capitalization weighted index.

On an absolute basis, the Fund’s and the Underlying Index’s allocations to the consumer services and telecommunications sectors were leading contributors to performance, while the Fund’s and the Underlying Index’s allocation to the basic materials sector was leading detractor from performance.

Relative to the Russell 1000 Index, the Fund’s and the Underlying Index’s security selection in the financials and industrials sectors was a leading contributor to performance. The Fund’s and the Underlying Index’s security selection in the technology and health care sectors was a leading detractor from performance.

Leading individual contributors to performance relative to the Russell 1000 Index included the Fund’s and the Underlying Index’s underweight position in General Electric Co. and its overweight positions in Boeing Co. and Mastercard Inc. Shares of General Electric, an industrial conglomerate, fell after the company reported lower-than-expected results for several consecutive quarters and its credit rating was downgraded. Shares of Boeing, an aircraft manufacturer, rose after the company reported better-than-expected third-quarter earnings and raised its profit forecast amid strong demand. Shares of Mastercard, a provider of electronic payment services, rose after the company reported better-than-expected earnings and volumes for the third quarter of 2018.

Leading individual detractors from performance relative to the Russell 1000 Index included the Fund’s and the Underlying Index’s underweight positions in Amazon.com Inc., Apple Inc. and Microsoft Corp. Shares of Amazon.com, an online retailer that was not held in the Fund, rose amid continued sales and earnings growth. Shares of Apple, a maker of smartphones and other consumer electronics, rose amid continued earnings and revenue growth during the reporting period. Shares of Microsoft, a provider of software and services, rose amid better-than-expected earnings.

HOW WAS THE FUND POSITIONED?

During the reporting period, among the Fund’s largest allocations were the technology and health care sectors and among its smallest allocations were the materials and real estate sectors.

50	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	Johnson & Johnson	2.1%
2.	Berkshire Hathaway, Inc., Class B	2.1
3.	Apple, Inc.	2.0
4.	Microsoft Corp.	2.0
5.	Visa, Inc., Class A	1.9
6.	Alphabet, Inc., Class A	1.9
7.	Pfizer, Inc.	1.8
8.	Cisco Systems, Inc.	1.7
9.	Home Depot, Inc. (The)	1.6
10.	Facebook, Inc., Class A	1.6

PORTFOLIO COMPOSITION BY SECTOR****
Technology	20.4%
Financials	18.4
Health Care	13.1
Consumer Services	12.9
Industrials	12.0
Consumer Goods	7.7
Oil & Gas	5.3
Utilities	2.9
Basic Materials	2.2
Telecommunications	2.0
Short-Term Investment	2.9
Investment of cash collateral from securities loaned	0.2

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $26.56 as of October 31, 2018.
**	Market price return is calculated assuming an initial investment made at the inception date net asset value, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the NYSE Arca. The midpoint price was $26.56 as of October 31, 2018.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of October 31, 2018. The Fund’s composition is subject to change.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	51

JPMorgan U.S. Quality Factor ETF

FUND COMMENTARY

Period November 8, 2017 (Fund Inception Date) Through October 31, 2018 (Unaudited) (continued)

TOTAL RETURNS AS OF OCTOBER 31, 2018 (Unaudited)
	INCEPTION DATE	CUMULATIVE SINCE INCEPTION
JPMorgan U.S. Quality Factor ETF
Net Asset Value	November 8, 2017	8.15%
Market Price		8.15%

LIFE OF FUND PERFORMANCE (11/8/17 TO 10/31/18)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on November 8, 2017.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan U.S. Quality Factor ETF, the JP Morgan US Quality Factor Index, and the Russell 1000 Index from November 8, 2017 to October 31, 2018. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JP Morgan US Quality Factor Index and Russell 1000 Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The

Fund’s adviser is a sponsor of the JP Morgan US Quality Factor Index and developed the proprietary factors on which the index is based. FTSE International Limited, the benchmark administrator, administers, calculates and governs the JP Morgan US Quality Factor Index. The Russell 1000 Index is a market-capitalization weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. Investors cannot invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

52	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

JPMorgan U.S. Value Factor ETF

FUND COMMENTARY

Period November 8, 2017 (Fund Inception Date) Through October 31, 2018 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan U.S. Value Factor ETF
Net Asset Value*	3.12%
Market Price**	3.12%
JP Morgan US Value Factor Index	3.51%
Russell 1000 Index	6.22%

Net Assets as of 10/31/2018	$28,986,509

INVESTMENT OBJECTIVE***

The JPMorgan U.S. Value Factor ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan US Value Factor Index. (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which consists of large and mid cap U.S. equity securities selected to represent value factor characteristics. The Underlying Index uses a proprietary selection process that utilizes a value factor to identify companies of higher relative value compared with their sector peers as measured by book yield, earnings yield, dividend yield and cash flow yield. The Underlying Index’s methodology includes quarterly rebalancing.

HOW DID THE FUND PERFORM?

For the period from inception on November 8, 2017 to October 31, 2018, the Fund posted a positive absolute performance in line with the Underlying Index, before considering operating expenses, fees and tax management of the Fund’s portfolio. The Fund and the Underlying Index underperformed the Russell 1000 Index, which is a more traditional market capitalization weighted index.

On an absolute basis, the Fund’s and the Underlying Index’s allocations to the health care and telecommunications sectors were leading contributors to performance, while the Fund’s and the Underlying Index’s allocations to the industrials and basic materials sectors were leading detractors from performance.

Relative to the Russell 1000 Index, the Fund’s and the Underlying Index’s security selection in the technology and industrials sectors was a leading detractor from performance. The Fund’s and the Underlying Index’s security selection in the health care and oil & gas sectors was a leading contributor to relative performance.

Leading individual detractors from performance relative to the Russell 1000 Index, included the Fund’s and the Underlying Index’s underweight positions in Amazon.com Inc. and Apple Inc. and its overweight position in General Electric Co. Shares of Amazon.com, an online retailer that was not held in the Fund, and the Underlying Index rose amid continued sales and earnings growth. Shares of Apple, a maker of smartphones and other consumer electronics, rose amid continued earnings and revenue growth during the reporting period. Shares of General Electric, an industrial conglomerate, fell after the company reported lower-than-expected results for several consecutive quarters and its credit rating was downgraded.

Leading individual contributors to performance relative to the Russell 1000 Index included the Fund’s and the Underlying Index’s underweight positions in Facebook Inc. and its overweight positions in Cisco Systems Inc. and NetApp Inc. Shares of Facebook, an Internet social media provider that was not held in the Fund, fell after the company reported lower-than-expected revenue and forecast slowing revenue growth. Shares of Cisco Systems, a provider of technology networking products and services, rose after the company reported better-than-expected earnings and revenue. Shares of NetApp, a data storage and management company, rose amid continued earnings growth, a share repurchase program and an increase in the company’s dividend.

HOW WAS THE FUND POSITIONED?

During the reporting period, among the Fund’s largest allocations were the technology and health care sectors and among its smallest allocations were the real estate and materials sectors.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	53

JPMorgan U.S. Value Factor ETF

FUND COMMENTARY

Period November 8, 2017 (Fund Inception Date) Through October 31, 2018 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	Apple, Inc.	2.1%
2.	Microsoft Corp.	2.1
3.	Pfizer, Inc.	1.9
4.	Wells Fargo & Co.	1.9
5.	Johnson & Johnson	1.8
6.	Intel Corp.	1.8
7.	Cisco Systems, Inc.	1.8
8.	Exxon Mobil Corp.	1.7
9.	Procter & Gamble Co. (The)	1.6
10.	UnitedHealth Group, Inc.	1.6

PORTFOLIO COMPOSITION BY SECTOR****
Technology	20.4%
Financials	16.5
Health Care	14.2
Consumer Services	14.2
Industrials	11.4
Consumer Goods	7.9
Oil & Gas	5.8
Utilities	3.0
Telecommunications	2.1
Basic Materials	1.9
Short-Term Investment	2.4
Investment of cash collateral from securities loaned	0.2

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $25.21 as of October 31, 2018.
**	Market price return is calculated assuming an initial investment made at the inception date net asset value, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the NYSE Arca. The midpoint price was $25.21 as of October 31, 2018.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of October 31, 2018. The Fund’s composition is subject to change.

54	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

TOTAL RETURNS AS OF OCTOBER 31, 2018 (Unaudited)
	INCEPTION DATE	CUMULATIVE SINCE INCEPTION
JPMorgan U.S. Value Factor ETF
Net Asset Value	November 8, 2017	3.12%
Market Price		3.12%

LIFE OF FUND PERFORMANCE (11/8/17 TO 10/31/18)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on November 8, 2017.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan U.S. Value Factor ETF, the JP Morgan US Value Factor Index, and the Russell 1000 Index from November 8, 2017 to October 31, 2018. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JP Morgan US Value Factor Index and Russell 1000 Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The

Fund’s adviser is a sponsor of the JP Morgan US Value Factor Index and developed the proprietary factors on which the index is based. FTSE International Limited, the benchmark administrator, administers, calculates and governs the JP Morgan US Value Factor Index. The Russell 1000 Index is a market-capitalization weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. Investors cannot invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	55

JPMorgan BetaBuilders Canada ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018

SHARES	INVESTMENTS	VALUE($)

Common Stocks — 99.2%
	Aerospace & Defense — 0.7%
3,261,663	Bombardier, Inc., Class B*	7,903,608
415,341	CAE, Inc.	7,325,928

		15,229,536

	Airlines — 0.4%
422,487	Air Canada*	8,016,807

	Auto Components — 1.2%
494,325	Magna International, Inc.	24,336,058

	Banks — 28.4%
992,083	Bank of Montreal (a)	74,177,317
1,909,679	Bank of Nova Scotia (The)	102,486,856
687,150	Canadian Imperial Bank of Commerce	59,337,774
524,181	National Bank of Canada	23,795,098
2,234,404	Royal Bank of Canada	162,804,536
2,835,258	Toronto-Dominion Bank (The)	157,285,800

		579,887,381

	Capital Markets — 4.0%
1,353,818	Brookfield Asset Management, Inc., Class A	55,244,865
372,965	CI Financial Corp.	5,516,069
130,559	IGM Financial, Inc.	3,206,329
313,810	Thomson Reuters Corp.	14,605,294
55,246	TMX Group Ltd.	3,474,356

		82,046,913

	Chemicals — 2.9%
123,184	Methanex Corp.	7,977,087
954,021	Nutrien Ltd.	50,503,797

		58,480,884

	Commercial Services & Supplies — 1.8%
167,652	Ritchie Bros Auctioneers, Inc.	5,639,129
408,417	Waste Connections, Inc.	31,222,672

		36,861,801

	Construction & Engineering — 0.7%
272,259	SNC-Lavalin Group, Inc.	9,720,212
98,529	WSP Global, Inc.	4,918,778

		14,638,990

	Containers & Packaging — 0.5%
223,669	CCL Industries, Inc., Class B	9,409,236

	Diversified Financial Services — 0.4%
126,613	Onex Corp.	8,324,171

	Diversified Telecommunication Services — 1.4%
459,542	BCE, Inc.	17,785,457
304,985	TELUS Corp.	10,443,787

		28,229,244

SHARES	INVESTMENTS	VALUE($)

	Electric Utilities — 1.9%
359,425	Emera, Inc.	11,090,314
658,734	Fortis, Inc.	21,766,819
471,280	Hydro One Ltd. (b)	6,855,567

		39,712,700

	Equity Real Estate Investment Trusts (REITs) — 0.4%
217,077	H&R	3,283,074
237,007	RioCan	4,320,839

		7,603,913

	Food & Staples Retailing — 3.3%
677,975	Alimentation Couche-Tard, Inc., Class B	32,378,205
247,771	Empire Co. Ltd., Class A	4,507,665
73,390	George Weston Ltd.	5,337,911
278,866	Loblaw Cos. Ltd.	13,947,007
373,560	Metro, Inc.	11,722,256

		67,893,044

	Food Products — 0.5%
343,145	Saputo, Inc.	10,455,047

	Gas Utilities — 0.2%
412,597	AltaGas Ltd. (a)	5,187,041

	Hotels, Restaurants & Leisure — 1.0%
387,543	Restaurant Brands International, Inc.	21,231,039

	Insurance — 7.7%
43,197	Fairfax Financial Holdings Ltd.	20,990,635
429,218	Great-West Lifeco, Inc.	9,849,729
170,010	Industrial Alliance Insurance & Financial Services, Inc.	6,010,304
215,670	Intact Financial Corp.	17,039,642
3,074,955	Manulife Financial Corp.	48,420,994
569,065	Power Corp. of Canada	11,749,164
376,417	Power Financial Corp.	8,106,211
941,162	Sun Life Financial, Inc.	34,466,497

		156,633,176

	IT Services — 2.2%
390,256	CGI Group, Inc., Class A*	24,101,039
145,444	Shopify, Inc., Class A* (a)	20,093,357

		44,194,396

	Media — 0.8%
241,917	Quebecor, Inc., Class B	4,744,804
681,790	Shaw Communications, Inc., Class B	12,693,739

		17,438,543

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

SHARES	INVESTMENTS	VALUE($)

Common Stocks — continued
	Metals & Mining — 5.8%
363,074	Agnico Eagle Mines Ltd.	12,824,597
1,809,747	Barrick Gold Corp.	22,669,093
1,068,840	First Quantum Minerals Ltd. (Zambia)	10,668,508
288,673	Franco-Nevada Corp.	18,029,317
1,347,697	Goldcorp, Inc.	12,172,219
1,938,450	Kinross Gold Corp.*	5,035,891
987,398	Lundin Mining Corp. (Chile)	4,057,749
782,109	Teck Resources Ltd., Class B	16,165,586
1,528,716	Turquoise Hill Resources Ltd. (Mongolia)*	2,577,956
687,745	Wheaton Precious Metals Corp.	11,305,254
1,471,469	Yamana Gold, Inc. (Brazil)	3,342,088

		118,848,258

	Multiline Retail — 1.2%
95,177	Canadian Tire Corp. Ltd., Class A (a)	10,710,259
466,153	Dollarama, Inc.	12,892,727

		23,602,986

	Multi-Utilities — 0.4%
116,546	Atco Ltd., Class I	3,397,801
184,439	Canadian Utilities Ltd., Class A	4,375,427

		7,773,228

	Oil, Gas & Consumable Fuels — 19.5%
548,626	ARC Resources Ltd.	5,109,313
613,636	Cameco Corp.	6,572,424
1,893,228	Canadian Natural Resources Ltd.	51,945,304
1,581,133	Cenovus Energy, Inc.	13,379,788
851,626	Crescent Point Energy Corp. (a)	4,023,786
2,659,712	Enbridge, Inc.	82,875,450
1,482,548	Encana Corp.	15,135,740
467,638	Husky Energy, Inc.	6,610,766
371,840	Imperial Oil Ltd.	11,614,616
601,155	Inter Pipeline Ltd.	9,749,447
322,192	Keyera Corp.	8,027,572
784,046	Pembina Pipeline Corp.	25,359,625
324,180	PrairieSky Royalty Ltd. (a)	4,925,064
426,212	Seven Generations Energy Ltd., Class A*	4,568,234
2,523,851	Suncor Energy, Inc.	84,661,977
392,174	Tourmaline Oil Corp.	5,719,732
1,406,611	TransCanada Corp.	53,039,743
236,270	Vermilion Energy, Inc. (a)	6,265,476

		399,584,057

	Pharmaceuticals — 0.5%
475,860	Bausch Health Cos., Inc.*	10,887,541

SHARES	INVESTMENTS	VALUE($)

	Road & Rail — 7.0%
1,138,355	Canadian National Railway Co.	97,315,107
220,978	Canadian Pacific Railway Ltd.	45,316,898

		142,632,005

	Software — 2.1%
749,636	BlackBerry Ltd.*	6,918,666
30,627	Constellation Software, Inc.	21,078,179
415,326	Open Text Corp.	14,020,348

		42,017,193

	Textiles, Apparel & Luxury Goods — 0.5%
322,824	Gildan Activewear, Inc.	9,649,530

	Thrifts & Mortgage Finance — 0.1%
59,861	Genworth MI Canada, Inc. (a)	1,964,825

	Trading Companies & Distributors — 0.3%
260,755	Finning International, Inc.	5,415,353

	Wireless Telecommunication Services — 1.4%
556,864	Rogers Communications, Inc., Class B	28,675,461

	Total Common Stocks (Cost $2,159,812,603)	2,026,860,357

Short-Term Investments — 0.0% (c)
	Investment Companies — 0.0% (c)
190,063	JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.02% (d) (e) (Cost $190,063)	190,063

Investment of Cash Collateral from Securities Loaned — 3.5%
1,992,504	JPMorgan Prime Money Market Fund Class IM Shares, 1.88% (d) (e)	1,992,902
50,004,700	JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.27% (d) (e)	49,999,700
19,883,026	JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.07% (d) (e)	19,883,026

	Total Investment of Cash Collateral From Securities Loaned (Cost $71,875,827)	71,875,628

	Total Investments — 102.7% (Cost $2,231,878,493)	2,098,926,048
	Liabilities in Excess of Other Assets — (2.7%)	(54,227,222)

	NET ASSETS — 100.0%	2,044,698,826

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	57

JPMorgan BetaBuilders Canada ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

(a)	— The security or a portion of this security is on loan at October 31, 2018. The total value of securities on loan at October 31, 2018 was $63,988,967.
(b)

—  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	— Amount rounds to less than 0.1% of net assets.
(d)	— Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	— The rate shown is the current yield as of October 31, 2018.
*	— Non-income producing security.

Futures contracts outstanding as of October 31, 2018:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P/TSX 60 Index	123	12/2018	CAD	16,674,070	(382,489)

					(382,489)

Abbreviations

CAD	— Canadian Dollar
TSX	— Toronto Stock Exchange

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

JPMorgan BetaBuilders Developed Asia ex-Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018

SHARES	INVESTMENTS	VALUE($)

Common Stocks — 99.5%
	Australia — 56.8%
251,874	AGL Energy Ltd.	3,216,545
892,018	Alumina Ltd.	1,618,864
443,335	Amcor Ltd.	4,183,403
1,120,555	AMP Ltd.	1,964,928
451,662	APA Group	3,075,818
243,892	Aristocrat Leisure Ltd.	4,595,885
74,099	ASX Ltd.	3,112,208
761,824	Aurizon Holdings Ltd.	2,269,730
662,061	AusNet Services	803,024
1,107,942	Australia & New Zealand Banking Group Ltd.	20,393,514
184,559	Bendigo & Adelaide Bank Ltd.	1,341,104
1,228,481	BHP Billiton Ltd.	28,345,546
210,608	BlueScope Steel Ltd.	2,158,863
448,759	Boral Ltd.	1,787,754
607,960	Brambles Ltd.	4,579,730
99,841	Caltex Australia Ltd.	1,997,700
219,604	Challenger Ltd.	1,599,346
37,410	CIMIC Group Ltd.	1,256,040
194,006	Coca-Cola Amatil Ltd.	1,365,357
21,929	Cochlear Ltd.	2,763,343
673,669	Commonwealth Bank of Australia	33,124,882
192,406	Computershare Ltd.	2,701,895
137,120	Crown Resorts Ltd.	1,220,077
173,208	CSL Ltd.	23,122,774
386,320	Dexus, REIT	2,791,286
23,853	Domino’s Pizza Enterprises Ltd.	914,209
22,051	Flight Centre Travel Group Ltd.	727,396
655,209	Fortescue Metals Group Ltd.	1,864,941
613,509	Goodman Group, REIT	4,508,953
687,059	GPT Group (The), REIT	2,512,729
241,610	Harvey Norman Holdings Ltd.	546,937
497,286	Healthscope Ltd.	746,094
160,191	Iluka Resources Ltd.	920,011
641,431	Incitec Pivot Ltd.	1,777,317
884,539	Insurance Australia Group Ltd.	4,278,218
223,351	LendLease Group	2,789,333
121,146	Macquarie Group Ltd.	10,102,630
1,054,239	Medibank Pvt Ltd.	2,090,310
1,418,322	Mirvac Group, REIT	2,181,714
1,044,732	National Australia Bank Ltd.	18,710,648
292,206	Newcrest Mining Ltd.	4,277,374
143,523	Orica Ltd.	1,748,663
672,881	Origin Energy Ltd.*	3,487,042
320,063	Qantas Airways Ltd.	1,242,406
522,506	QBE Insurance Group Ltd.	4,198,186

SHARES	INVESTMENTS	VALUE($)

	Australia — continued
49,507	Ramsay Health Care Ltd.	1,976,080
18,654	REA Group Ltd.	949,364
157,873	Rio Tinto Ltd.	8,590,236
674,396	Santos Ltd.	3,165,329
2,038,145	Scentre Group, REIT	5,741,986
134,230	SEEK Ltd.	1,705,391
41,554	Seven Group Holdings Ltd.	524,967
162,532	Sonic Healthcare Ltd.	2,601,301
1,967,065	South32 Ltd.	5,073,360
931,919	Stockland, REIT	2,383,955
496,117	Suncorp Group Ltd.	4,932,939
422,312	Sydney Airport	1,930,207
769,459	Tabcorp Holdings Ltd.	2,525,125
1,593,470	Telstra Corp. Ltd.	3,485,620
130,572	TPG Telecom Ltd.	664,845
998,316	Transurban Group	8,029,806
275,102	Treasury Wine Estates Ltd.	2,961,076
1,230,108	Vicinity Centres, REIT	2,307,529
434,032	Wesfarmers Ltd.	14,374,146
1,314,844	Westpac Banking Corp.	24,976,421
358,320	Woodside Petroleum Ltd.	8,821,939
502,742	Woolworths Group Ltd.	10,147,045

		342,883,394

	China — 0.1%
876,100	Yangzijiang Shipbuilding Holdings Ltd.	785,579

	Hong Kong — 27.1%
4,623,000	AIA Group Ltd.	35,167,377
97,300	ASM Pacific Technology Ltd.	843,860
558,800	Bank of East Asia Ltd. (The)	1,811,798
378,000	Cathay Pacific Airways Ltd.	481,601
183,500	Chinese Estates Holdings Ltd.	172,704
421,400	Chow Tai Fook Jewellery Group Ltd.	369,756
1,018,000	CK Asset Holdings Ltd.	6,624,888
1,063,500	CK Hutchison Holdings Ltd.	10,711,704
283,000	CK Infrastructure Holdings Ltd.	2,071,173
694,500	CLP Holdings Ltd.	7,782,176
114,200	Dairy Farm International Holdings Ltd.	1,031,710
958,000	Galaxy Entertainment Group Ltd.	5,201,111
30,000	Guoco Group Ltd.	505,417
325,000	Hang Lung Group Ltd.	800,130
760,000	Hang Lung Properties Ltd.	1,377,632
278,200	Hang Seng Bank Ltd.	6,523,117
571,000	Henderson Land Development Co. Ltd.	2,663,190
878,500	HK Electric Investments & HK Electric Investments Ltd. (a)	835,712

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	59

JPMorgan BetaBuilders Developed Asia ex-Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

SHARES	INVESTMENTS	VALUE($)

Common Stocks — continued
	Hong Kong — continued
1,388,000	HKT Trust & HKT Ltd.	1,914,286
3,418,000	Hong Kong & China Gas Co. Ltd.	6,528,858
453,300	Hong Kong Exchanges & Clearing Ltd.	12,069,917
241,000	Hopewell Holdings Ltd.	744,643
2,067,200	Hutchison Port Holdings Trust	508,511
238,000	Hysan Development Co. Ltd.	1,116,148
121,100	Jardine Matheson Holdings Ltd.	6,992,730
67,800	Jardine Strategic Holdings Ltd.	2,277,575
227,000	Kerry Properties Ltd.	714,664
1,192,000	Kingston Financial Group Ltd.	276,218
2,348,000	Li & Fung Ltd.	465,990
188,000	Lifestyle International Holdings Ltd.	325,096
814,000	Link REIT, REIT	7,234,096
607,000	MTR Corp. Ltd.	2,945,306
2,185,000	New World Development Co. Ltd.	2,779,680
614,000	NWS Holdings Ltd.	1,218,678
74,000	Orient Overseas International Ltd.*	434,744
1,687,000	PCCW Ltd.	926,280
496,500	Power Assets Holdings Ltd.	3,315,586
496,000	Shangri-La Asia Ltd.	677,534
1,244,000	Sino Land Co. Ltd.	1,954,330
588,500	Sun Hung Kai Properties Ltd.	7,648,255
188,000	Swire Pacific Ltd., Class A	1,953,074
342,500	Swire Pacific Ltd., Class B	552,818
402,800	Swire Properties Ltd.	1,376,499
559,500	Techtronic Industries Co. Ltd.	2,634,557
3,595,000	WH Group Ltd. (a)	2,524,642
441,000	Wharf Holdings Ltd. (The)	1,102,412
439,000	Wharf Real Estate Investment Co. Ltd.	2,728,006
296,000	Wheelock & Co. Ltd.	1,582,422
269,000	Yue Yuen Industrial Holdings Ltd.	738,611

		163,237,222

	Ireland — 0.4%
169,732	James Hardie Industries plc, CHDI	2,267,255

	Luxembourg — 0.1%
152,529	L’Occitane International SA	285,921

	Macau — 1.0%
320,042	MGM China Holdings Ltd.	454,228
928,046	Sands China Ltd.	3,669,965
822,000	SJM Holdings Ltd.	666,102
556,909	Wynn Macau Ltd.	1,160,123

		5,950,418

	New Zealand — 2.1%
281,231	a2 Milk Co. Ltd.*	1,929,716
359,072	Auckland International Airport Ltd.	1,642,063

SHARES	INVESTMENTS	VALUE($)

	New Zealand — continued
274,244	Contact Energy Ltd.	1,002,724
219,147	Fisher & Paykel Healthcare Corp. Ltd.	1,949,390
326,662	Fletcher Building Ltd.*	1,293,885
239,888	Mercury NZ Ltd.	533,316
480,751	Meridian Energy Ltd.	986,210
158,859	Ryman Healthcare Ltd.	1,258,712
702,593	Spark New Zealand Ltd.	1,814,529

		12,410,545

	Singapore — 11.9%
975,100	Ascendas, REIT	1,775,551
1,060,700	CapitaLand Commercial Trust, REIT	1,325,399
957,000	CapitaLand Ltd.	2,173,814
1,032,700	CapitaLand Mall Trust, REIT	1,572,918
236,700	City Developments Ltd.	1,352,718
828,700	ComfortDelGro Corp. Ltd.	1,349,341
695,200	DBS Group Holdings Ltd.	11,795,757
145,000	Frasers Property Ltd.	165,297
2,167,100	Genting Singapore Ltd.	1,379,068
2,535,200	Golden Agri-Resources Ltd.	467,417
22,000	Great Eastern Holdings Ltd.	406,479
37,900	Jardine Cycle & Carriage Ltd.	830,032
555,200	Keppel Corp. Ltd.	2,487,547
691,600	Keppel REIT, REIT	564,565
807,100	Mapletree North Asia Commercial Trust, REIT (a)	659,291
353,800	Olam International Ltd.	460,126
1,524,300	Oversea-Chinese Banking Corp. Ltd.	11,841,457
256,300	SATS Ltd.	922,415
348,600	Sembcorp Industries Ltd.	711,695
311,500	Sembcorp Marine Ltd.	358,814
94,100	SIA Engineering Co. Ltd.	192,229
199,200	Singapore Airlines Ltd.	1,365,532
315,600	Singapore Exchange Ltd.	1,561,207
611,800	Singapore Press Holdings Ltd.	1,172,487
585,100	Singapore Technologies Engineering Ltd.	1,501,445
3,000,700	Singapore Telecommunications Ltd.	6,854,198
225,300	StarHub Ltd.	306,146
857,400	Suntec, REIT	1,097,294
82,100	United Industrial Corp. Ltd.	165,960
542,800	United Overseas Bank Ltd.	9,596,974
206,100	UOL Group Ltd.	897,697
102,700	Venture Corp. Ltd.	1,136,910
1,380,600	Wilmar International Ltd.	3,153,721
251,500	Yanlord Land Group Ltd.	229,373

		71,830,874

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

SHARES	INVESTMENTS	VALUE($)

Common Stocks — continued
	Taiwan — 0.0% (b)
590,000	FIT Hon Teng Ltd. (a)	244,665

	Total Common Stocks (Cost $659,637,915)	599,895,873

Short-Term Investments — 0.0% (b)
	Investment Companies — 0.0% (b)
254,772	JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.02% (c) (d) (Cost $254,772)	254,772

	Total Investments — 99.5% (Cost $659,892,687)	600,150,645
	Other Assets Less Liabilities — 0.5%	3,163,289

	NET ASSETS — 100.0%	603,313,934

Percentages indicated are based on net assets.

Abbreviations

CHDI	— Clearing House Electronic Subregister System (CHESS) Depository Interest
REIT	— Real Estate Investment Trust
(a)

—  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	— Amount rounds to less than 0.1% of net assets.
(c)	— Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	— The rate shown is the current yield as of October 31, 2018.
*	— Non-income producing security.

Summary of Investments by Industry, October 31, 2018

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	23.3%
Metals & Mining	8.8
Insurance	8.5
Real Estate Management & Development	7.2
Equity Real Estate Investment Trusts (REITs)	6.1
Capital Markets	4.5
Food & Staples Retailing	4.3
Industrial Conglomerates	4.3
Hotels, Restaurants & Leisure	3.9
Biotechnology	3.9
Oil, Gas & Consumable Fuels	2.9
Electric Utilities	2.7
Diversified Telecommunication Services	2.6
Transportation Infrastructure	2.2
Gas Utilities	1.6
Food Products	1.3
Health Care Providers & Services	1.1
Road & Rail	1.1
Others (each less than 1.0%)	9.7

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	61

JPMorgan BetaBuilders Developed Asia ex-Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

Futures contracts outstanding as of October 31, 2018:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Hang Seng Index	6	11/2018	HKD	955,523	2,008
MSCI Singapore Index	12	11/2018	SGD	297,455	2,349
SPI 200 Index	18	12/2018	AUD	1,853,449	(98,086)

					(93,729)

Abbreviations

AUD	— AustralianDollar
HKD	— HongKong Dollar
MSCI	— MorganStanley Capital International
SGD	— SingaporeDollar
SPI	— AustralianSecurities Exchange

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018

SHARES	INVESTMENTS	VALUE($)
Common Stocks — 99.3%
	Australia — 1.1%
318,465	BHP Billiton plc	6,352,960
172,619	Rio Tinto plc	8,380,786

		14,733,746

	Austria — 0.5%
10,818	ANDRITZ AG	560,698
5,878	BAWAG Group AG (a)	253,571
45,367	Erste Group Bank AG*	1,846,774
5,157	EVN AG	90,186
13,968	IMMOFINANZ AG*	332,518
2,003	Lenzing AG	181,691
4,782	Oesterreichische Post AG	194,117
21,718	OMV AG	1,206,056
20,337	Raiffeisen Bank International AG	554,260
2,322	Strabag SE	81,662
21,037	Telekom Austria AG*	156,309
17,707	UNIQA Insurance Group AG	165,372
10,006	Verbund AG	402,764
5,792	Vienna Insurance Group AG Wiener Versicherung Gruppe	153,816
16,618	voestalpine AG	589,772

		6,769,566

	Belgium — 1.9%
3,389	Ackermans & van Haaren NV	533,555
29,083	Ageas	1,455,169
150,641	Anheuser-Busch InBev SA/NV	11,141,612
14,780	bpost SA	224,310
7,894	Colruyt SA	458,990
4,555	Elia System Operator SA/NV	284,771
12,168	Groupe Bruxelles Lambert SA	1,131,662
51,553	KBC Group NV	3,552,829
23,451	Proximus SADP	597,482
2,374	Sofina SA	454,067
11,017	Solvay SA	1,254,917
8,788	Telenet Group Holding NV	425,765
19,350	UCB SA	1,625,014
31,574	Umicore SA	1,486,280

		24,626,423

	Chile — 0.0% (b)
52,031	Antofagasta plc	520,832

	Colombia — 0.0% (b)
9,092	Millicom International Cellular SA, SDR	513,082

	Denmark — 2.6%
491	AP Moller — Maersk A/S, Class A	582,672
981	AP Moller — Maersk A/S, Class B	1,238,229

SHARES	INVESTMENTS	VALUE($)

	Denmark — continued
15,953	Carlsberg A/S, Class B	1,759,881
14,718	Chr Hansen Holding A/S	1,485,666
17,608	Coloplast A/S, Class B	1,643,066
105,374	Danske Bank A/S	2,016,715
28,342	DSV A/S	2,273,726
9,197	Genmab A/S*	1,258,462
21,961	GN Store Nord A/S	931,556
9,278	H Lundbeck A/S	432,741
24,360	ISS A/S	800,011
10,756	Jyske Bank A/S (Registered)	439,178
265,320	Novo Nordisk A/S, Class B	11,458,257
33,006	Novozymes A/S, Class B	1,630,002
25,200	Orsted A/S (a)	1,597,951
16,591	Pandora A/S (c)	1,037,992
913	Rockwool International A/S, Class A	261,277
1,073	Rockwool International A/S, Class B	366,600
18,229	Tryg A/S	439,428
31,021	Vestas Wind Systems A/S	1,945,339
17,126	William Demant Holding A/S*	562,961

		34,161,710

	Finland — 2.2%
17,564	Amer Sports OYJ*	652,885
22,575	Elisa OYJ	898,169
65,643	Fortum OYJ	1,381,831
14,381	Huhtamaki OYJ (c)	403,206
3,252	Kesko OYJ, Class A	182,517
10,235	Kesko OYJ, Class B	597,751
60,952	Kone OYJ, Class B	2,966,807
9,992	Konecranes OYJ	357,823
19,267	Metso OYJ	608,296
19,325	Neste OYJ	1,586,875
849,150	Nokia OYJ	4,796,495
18,728	Nokian Renkaat OYJ	595,707
480,944	Nordea Bank AB	4,179,825
4,926	Orion OYJ, Class A	170,443
15,703	Orion OYJ, Class B	540,173
48,257	Outokumpu OYJ	202,279
73,535	Sampo OYJ, Class A	3,381,660
86,795	Stora Enso OYJ, Class R	1,304,113
80,244	UPM-Kymmene OYJ	2,579,744
68,701	Wartsila OYJ Abp	1,168,989

		28,555,588

	France — 16.1%
29,172	Accor SA	1,332,939
4,925	Aeroports de Paris	1,030,078

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	63

JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	France — continued
64,570	Air Liquide SA	7,805,623
86,213	Airbus SE	9,527,767
24,086	Alstom SA*	1,051,900
9,052	Amundi SA (a)	537,742
10,960	Arkema SA	1,149,853
14,158	Atos SE	1,210,893
296,354	AXA SA	7,416,757
6,424	BioMerieux	489,884
172,632	BNP Paribas SA	8,996,549
136,400	Bollore SA (c)	577,080
33,565	Bouygues SA	1,222,796
39,995	Bureau Veritas SA	902,290
24,227	Capgemini SE	2,958,232
84,491	Carrefour SA	1,638,600
8,109	Casino Guichard Perrachon SA (c)	357,629
83,664	Cie de Saint-Gobain	3,151,742
27,147	Cie Generale des Etablissements Michelin SCA	2,779,162
23,815	CNP Assurances	530,776
8,128	Covivio, REIT	815,572
184,534	Credit Agricole SA	2,363,411
97,103	Danone SA	6,876,192
346	Dassault Aviation SA	574,129
20,325	Dassault Systemes SE	2,544,376
36,078	Edenred	1,368,552
11,082	Eiffage SA	1,082,290
72,630	Electricite de France SA	1,203,337
276,397	Engie SA	3,672,540
29,928	EssilorLuxottica SA	4,087,521
25,970	Eutelsat Communications SA	526,012
8,263	Gecina SA, REIT	1,211,875
69,658	Getlink	876,180
5,417	Hermes International	3,092,574
6,794	ICADE, REIT	576,372
4,071	Iliad SA	470,548
5,543	Imerys SA	341,688
5,548	Ipsen SA	769,249
11,523	JCDecaux SA	378,274
11,226	Kering SA	4,989,828
31,278	Klepierre SA, REIT	1,059,931
18,386	Lagardere SCA	502,576
39,924	Legrand SA	2,607,076
37,056	L’Oreal SA	8,348,951
40,621	LVMH Moet Hennessy Louis Vuitton SE	12,324,631
137,750	Natixis SA	804,171
323,504	Orange SA	5,049,363

SHARES	INVESTMENTS	VALUE($)

	France — continued
31,201	Pernod Ricard SA	4,757,733
84,594	Peugeot SA	2,010,865
32,978	Publicis Groupe SA	1,908,995
31,210	Renault SA	2,330,573
45,508	Rexel SA	580,105
50,307	Safran SA	6,501,064
172,869	Sanofi	15,447,672
80,620	Schneider Electric SE	5,829,721
4,068	SEB SA	583,295
114,124	Societe Generale SA	4,183,529
13,647	Sodexo SA (c)	1,393,043
63,921	Suez	922,016
15,963	Thales SA	2,038,763
380,827	TOTAL SA	22,345,185
10,478	Ubisoft Entertainment SA*	939,903
20,750	Unibail — Rodamco-Westfield, REIT	3,754,901
36,220	Valeo SA	1,168,250
84,782	Veolia Environnement SA	1,689,662
77,185	Vinci SA (c)	6,869,416
115,299	Vivendi SA	2,780,817

		211,221,019

	Germany — 13.5%
7,200	1&1 Drillisch AG	321,165
27,442	adidas AG	6,453,366
64,822	Allianz SE (Registered)	13,503,716
102,841	Aroundtown SA	852,204
138,495	BASF SE	10,627,906
140,613	Bayer AG (Registered)	10,778,332
48,105	Bayerische Motoren Werke AG (c)	4,142,359
8,387	Bayerische Motoren Werke AG (Preference)	631,680
14,820	Beiersdorf AG	1,532,349
23,296	Brenntag AG	1,216,624
158,622	Commerzbank AG*	1,493,570
16,286	Continental AG	2,683,703
28,402	Covestro AG (a)	1,831,611
150,017	Daimler AG (Registered)	8,886,497
17,386	Delivery Hero SE* (a)	700,049
286,705	Deutsche Bank AG (Registered)	2,802,178
29,102	Deutsche Boerse AG	3,677,695
35,714	Deutsche Lufthansa AG (Registered)	716,892
146,424	Deutsche Post AG (Registered)	4,623,377
488,217	Deutsche Telekom AG (Registered)	8,007,577
53,480	Deutsche Wohnen SE	2,446,185
5,132	DWS Group GmbH & Co. KGaA* (a)	143,262
331,888	E.ON SE	3,209,377

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Germany — continued
22,482	Evonik Industries AG	695,498
5,568	Fraport AG Frankfurt Airport Services Worldwide	429,992
31,958	Fresenius Medical Care AG & Co. KGaA	2,509,230
61,749	Fresenius SE & Co. KGaA	3,924,509
24,765	GEA Group AG	752,509
9,089	Hannover Rueck SE	1,222,296
22,138	HeidelbergCement AG	1,502,383
15,271	Henkel AG & Co. KGaA	1,495,915
26,860	Henkel AG & Co. KGaA (Preference)	2,934,584
2,710	HOCHTIEF AG	401,590
9,556	HUGO BOSS AG	682,905
170,042	Infineon Technologies AG	3,407,113
19,264	Innogy SE (a)	850,779
28,858	K+S AG (Registered) (c)	537,393
10,151	KION Group AG	593,184
13,795	LANXESS AG	853,879
5,095	MAN SE	530,758
498	MAN SE (Preference)	51,217
19,488	Merck KGaA	2,085,279
22,542	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	4,841,696
23,085	Porsche Automobil Holding SE (Preference)	1,468,090
35,137	ProSiebenSat.1 Media SE	811,366
81,600	RWE AG	1,587,464
5,878	RWE AG (Preference) (Non-Voting)	97,724
163,010	SAP SE	17,454,049
128,162	Siemens AG (Registered)	14,731,812
21,103	Siemens Healthineers AG* (a)	873,384
18,397	Symrise AG	1,541,064
6,099	Talanx AG	217,925
121,099	Telefonica Deutschland Holding AG	470,763
61,019	thyssenkrupp AG (c)	1,279,029
67,223	TUI AG	1,110,992
29,240	Uniper SE	843,819
18,858	United Internet AG (Registered)	780,360
4,897	Volkswagen AG	806,188
27,671	Volkswagen AG (Preference)	4,648,809
78,113	Vonovia SE	3,569,490
17,311	Wirecard AG	3,238,141
17,889	Zalando SE* (a) (c)	691,502

		177,806,354

	Ghana — 0.1%
208,553	Tullow Oil plc*	598,352

SHARES	INVESTMENTS	VALUE($)

	Ireland — 0.9%
139,985	Bank of Ireland Group plc	989,079
126,507	CRH plc	3,773,474
30,334	Glanbia plc	536,316
22,793	Kerry Group plc, Class A	2,336,392
23,002	Kingspan Group plc	1,000,444
12,439	Paddy Power Betfair plc	1,073,584
13,933	Ryanair Holdings plc, ADR*	1,153,652
35,628	Smurfit Kappa Group plc	1,158,288

		12,021,229

	Italy — 3.3%
236,203	A2A SpA	380,607
185,451	Assicurazioni Generali SpA	2,992,592
70,917	Atlantia SpA	1,424,998
37,869	Banca Mediolanum SpA	219,413
23,166	Brembo SpA	256,468
6,138	Buzzi Unicem SpA (Savings Shares)	68,966
10,723	Buzzi Unicem SpA	205,905
85,826	Davide Campari-Milano SpA	660,538
3,614	DiaSorin SpA	342,799
1,163,927	Enel SpA	5,706,810
383,586	Eni SpA	6,812,392
18,806	Ferrari NV	2,202,217
59,421	FinecoBank Banca Fineco SpA	621,046
112,302	Hera SpA	309,939
2,375,774	Intesa Sanpaolo SpA	5,262,517
59,284	Leonardo SpA	642,680
21,046	Luxottica Group SpA	1,321,758
53,439	Mediaset SpA*	160,802
94,340	Mediobanca Banca di Credito Finanziario SpA	826,209
26,010	Moncler SpA	903,270
47,547	Parmalat SpA	146,483
55,794	Pirelli & C SpA* (a)	410,022
68,931	Poste Italiane SpA (a)	494,607
40,433	Prysmian SpA	785,479
15,406	Recordati SpA	521,550
86,896	Saipem SpA*	475,211
7,360	Salvatore Ferragamo SpA	174,099
337,823	Snam SpA	1,396,748
908,646	Telecom Italia SpA	459,047
1,742,234	Telecom Italia SpA*	1,024,703
211,199	Terna Rete Elettrica Nazionale SpA	1,090,947
318,585	UniCredit SpA	4,073,160
153,561	Unione di Banche Italiane SpA	468,692
115,205	UnipolSai Assicurazioni SpA	251,522

		43,094,196

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	65

JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Jersey — 0.1%
14,148	Randgold Resources Ltd.	1,112,793

	Jordan — 0.0% (b)
20,936	Hikma Pharmaceuticals plc	507,802

	Luxembourg — 0.5%
96,497	ArcelorMittal	2,407,887
1,701	Eurofins Scientific SE	857,206
5,834	RTL Group SA	374,451
57,824	SES SA, FDR	1,242,755
71,207	Tenaris SA	1,048,213

		5,930,512

	Mexico — 0.0% (b)
27,772	Fresnillo plc	301,162

	Netherlands — 7.1%
62,361	ABN AMRO Group NV, CVA (a)	1,529,565
211,709	Aegon NV	1,298,337
38,029	Akzo Nobel NV	3,193,105
81,040	Altice Europe NV* (c)	192,798
8,871	Altice Europe NV, Class B*	21,168
65,064	ASML Holding NV	11,206,892
12,751	Boskalis Westminster (c)	366,627
14,536	EXOR NV	822,084
12,816	Gemalto NV*	731,028
8,820	GrandVision NV (a)	222,419
12,324	HAL Trust	1,979,089
17,804	Heineken Holding NV	1,539,980
35,605	Heineken NV	3,203,287
581,677	ING Groep NV	6,881,818
188,000	Koninklijke Ahold Delhaize NV	4,303,416
27,356	Koninklijke DSM NV	2,388,419
633,732	Koninklijke KPN NV	1,672,118
141,869	Koninklijke Philips NV	5,291,126
10,018	Koninklijke Vopak NV	453,045
45,938	NN Group NV	1,972,492
9,535	OCI NV*	270,917
18,754	Randstad NV	943,563
693,182	Royal Dutch Shell plc, Class A	22,083,471
564,769	Royal Dutch Shell plc, Class B	18,418,770
43,770	Wolters Kluwer NV	2,483,272

		93,468,806

	Norway — 1.3%
3,702	Aker ASA, Class A	281,233
16,290	Aker BP ASA	534,227
140,309	DNB ASA	2,534,879
164,484	Equinor ASA	4,254,593

SHARES	INVESTMENTS	VALUE($)

	Norway — continued
28,643	Gjensidige Forsikring ASA	443,197
9,046	Kongsberg Gruppen ASA	148,530
42,221	Leroy Seafood Group ASA	389,211
62,825	Marine Harvest ASA	1,521,012
205,909	Norsk Hydro ASA	1,067,799
124,453	Orkla ASA	1,073,944
8,198	Salmar ASA	432,737
12,046	Schibsted ASA, Class A	416,913
15,372	Schibsted ASA, Class B	486,428
70,534	Storebrand ASA	586,198
99,842	Telenor ASA	1,830,639
15,402	TGS NOPEC Geophysical Co. ASA	514,499
26,543	Yara International ASA	1,139,845

		17,655,884

	Portugal — 0.3%
1,390,171	Banco Comercial Portugues SA, Class R*	373,937
367,814	EDP — Energias de Portugal SA	1,293,140
68,609	Galp Energia SGPS SA	1,192,990
37,004	Jeronimo Martins SGPS SA	454,186
33,535	Navigator Co. SA (The)	166,907
37,284	NOS SGPS SA	209,122
141,738	Sonae SGPS SA	141,619

		3,831,901

	Russia — 0.1%
49,979	Evraz plc	346,290
36,698	Polymetal International plc	340,359

		686,649

	South Africa — 0.5%
211,921	Anglo American plc	4,523,110
61,140	Mediclinic International plc	293,834
743,290	Old Mutual Ltd.	1,120,597

		5,937,541

	Spain — 4.5%
3,620	Acciona SA	305,352
41,281	ACS Actividades de Construccion y Servicios SA	1,545,621
11,082	Aena SME SA (a)	1,770,703
66,163	Amadeus IT Group SA	5,327,747
1,005,421	Banco Bilbao Vizcaya Argentaria SA	5,549,014
846,834	Banco de Sabadell SA	1,114,948
2,418,694	Banco Santander SA	11,508,041
181,410	Bankia SA	569,819
541,154	CaixaBank SA (c)	2,189,894
28,931	EDP Renovaveis SA	260,183

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Spain — continued
34,191	Enagas SA	906,522
47,899	Endesa SA	1,001,524
71,354	Ferrovial SA	1,428,580
44,331	Grifols SA	1,262,999
39,145	Grifols SA (Preference), Class B (c)	813,494
912,566	Iberdrola SA	6,457,155
159,781	Industria de Diseno Textil SA (c)	4,503,379
148,598	Mapfre SA	444,039
54,325	Naturgy Energy Group SA	1,335,181
65,266	Red Electrica Corp. SA	1,351,428
197,355	Repsol SA	3,526,507
33,887	Siemens Gamesa Renewable Energy SA*	375,299
688,945	Telefonica SA	5,651,458
26,962	Zardoya Otis SA	184,575

		59,383,462

	Sweden — 4.3%
49,347	Ahlsell AB (a)	249,768
45,179	Alfa Laval AB	1,152,747
149,543	Assa Abloy AB, Class B	2,974,525
97,459	Atlas Copco AB, Class A*	2,409,359
58,837	Atlas Copco AB, Class B*	1,347,563
15,818	Axfood AB	282,178
41,245	Boliden AB*	941,901
41,200	Castellum AB	710,194
38,889	Electrolux AB, Series B	808,105
55,328	Elekta AB, Class B	701,654
4,349	Essity AB, Class A	98,818
91,342	Essity AB, Class B	2,084,558
14,764	Fastighets AB Balder, Class B*	370,270
32,954	Getinge AB, Class B	323,257
123,341	Hennes & Mauritz AB, Class B (c)	2,178,544
41,006	Hexagon AB, Class B	2,006,982
38,744	Hexpol AB	358,539
14,983	Holmen AB, Class B	343,014
62,082	Husqvarna AB, Class B	468,437
11,531	ICA Gruppen AB (c)	407,960
23,077	Industrivarden AB, Class A	492,380
25,178	Industrivarden AB, Class C	522,974
11,105	Intrum AB (c)	283,248
20,507	Investment AB Latour, Class B	248,109
20,204	Investor AB, Class A	881,061
68,680	Investor AB, Class B	2,975,655
36,472	Kinnevik AB, Class B	1,011,135
8,027	L E Lundbergforetagen AB, Class B	247,432
26,693	Lundin Petroleum AB	812,112

SHARES	INVESTMENTS	VALUE($)

	Sweden — continued
13,155	NCC AB, Class B (c)	196,029
61,715	Nibe Industrier AB, Class B	644,118
10,020	Saab AB, Class B	392,846
166,577	Sandvik AB	2,633,382
48,266	Securitas AB, Class B	827,211
242,133	Skandinaviska Enskilda Banken AB, Class A	2,505,689
56,098	Skanska AB, Class B	881,838
2,521	SKF AB, Class A	40,250
57,037	SKF AB, Class B	914,424
35,777	SSAB AB, Class A	142,832
91,913	SSAB AB, Class B	298,079
4,493	Svenska Cellulosa AB SCA, Class A	43,468
91,342	Svenska Cellulosa AB SCA, Class B	863,498
225,576	Svenska Handelsbanken AB, Class A	2,451,975
5,312	Svenska Handelsbanken AB, Class B	58,842
139,966	Swedbank AB, Class A	3,148,472
26,529	Swedish Match AB	1,351,353
24,728	Swedish Orphan Biovitrum AB*	504,766
53,108	Tele2 AB, Class B	603,054
9,075	Telefonaktiebolaget LM Ericsson, Class A	80,477
422,178	Telefonaktiebolaget LM Ericsson, Class B	3,675,802
411,330	Telia Co. AB	1,851,599
36,580	Trelleborg AB, Class B	659,991
37,862	Volvo AB, Class A	566,959
247,378	Volvo AB, Class B	3,694,385

		56,723,818

	Switzerland — 14.0%
290,966	ABB Ltd. (Registered)	5,854,685
25,113	Adecco Group AG (Registered)	1,229,784
7,355	Baloise Holding AG (Registered)	1,051,273
337	Barry Callebaut AG (Registered)	658,693
166	Chocoladefabriken Lindt & Spruengli AG	1,144,452
16	Chocoladefabriken Lindt & Spruengli AG (Registered)	1,277,268
78,704	Cie Financiere Richemont SA (Registered)	5,752,526
29,981	Coca-Cola HBC AG*	885,597
366,137	Credit Suisse Group AG (Registered)*	4,786,753
1,063	EMS-Chemie Holding AG (Registered)	585,682
5,583	Geberit AG (Registered)	2,185,956
1,196	Givaudan SA (Registered)	2,899,006
1,825,492	Glencore plc*	7,429,136
33,748	Julius Baer Group Ltd.*	1,539,070
7,598	Kuehne + Nagel International AG (Registered)	1,056,005
72,290	LafargeHolcim Ltd. (Registered)*	3,347,784

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	67

JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Switzerland — continued
11,234	Lonza Group AG (Registered)*	3,532,413
461,855	Nestle SA (Registered)	38,991,235
384,603	Novartis AG (Registered)	33,680,595
5,128	Pargesa Holding SA	376,447
2,822	Partners Group Holding AG	2,009,137
4,100	Roche Holding AG — BR	998,176
105,936	Roche Holding AG — Genusschein	25,780,840
6,138	Schindler Holding AG	1,294,286
2,932	Schindler Holding AG (Registered)	608,854
787	SGS SA (Registered)	1,869,165
19,239	Sika AG (Registered)	2,466,873
7,985	Sonova Holding AG (Registered)	1,302,228
100,198	STMicroelectronics NV	1,523,153
1,633	Straumann Holding AG (Registered)	1,114,697
1,855	Sulzer AG (Registered)	186,192
4,650	Swatch Group AG (The)	1,570,648
11,228	Swatch Group AG (The) (Registered)	749,478
5,164	Swiss Life Holding AG (Registered)*	1,947,938
45,954	Swiss Re AG	4,146,555
3,825	Swisscom AG (Registered)	1,751,398
577,629	UBS Group AG (Registered)*	8,073,594
6,666	Vifor Pharma AG	963,430
22,698	Zurich Insurance Group AG*	7,047,307

		183,668,309

	United Arab Emirates — 0.0% (b)
12,854	NMC Health plc	579,581

	United Kingdom — 23.4%
146,445	3i Group plc	1,639,791
38,538	Admiral Group plc	990,658
38,623	Aggreko plc	423,288
75,897	Ashtead Group plc	1,873,659
8,055	ASOS plc*	561,156
53,723	Associated British Foods plc	1,637,841
190,791	AstraZeneca plc	14,593,540
143,567	Auto Trader Group plc (a)	750,190
593,570	Aviva plc	3,243,794
75,597	Babcock International Group plc	589,521
481,175	BAE Systems plc	3,226,416
2,404,341	Barclays plc	5,297,499
151,837	Barratt Developments plc	995,895
21,139	Berkeley Group Holdings plc	944,772
3,009,808	BP plc	21,742,011
345,214	British American Tobacco plc	14,965,119
149,857	British Land Co. plc (The), REIT	1,131,769
1,322,681	BT Group plc	4,050,057

SHARES	INVESTMENTS	VALUE($)

	United Kingdom — continued
50,606	Bunzl plc	1,492,873
63,074	Burberry Group plc	1,459,492
850,178	Centrica plc	1,596,877
149,824	CNH Industrial NV	1,557,467
35,113	Coca-Cola European Partners plc	1,597,290
240,204	Compass Group plc	4,724,526
20,375	Croda International plc	1,255,010
15,276	DCC plc	1,309,317
16,704	Derwent London plc, REIT	624,624
369,873	Diageo plc	12,787,069
207,324	Direct Line Insurance Group plc	871,233
152,703	Dixons Carphone plc	330,148
206,227	DS Smith plc	1,034,764
39,366	easyJet plc	603,079
138,998	Experian plc	3,196,843
165,900	Fiat Chrysler Automobiles NV*	2,524,738
233,958	G4S plc	642,064
744,619	GlaxoSmithKline plc	14,421,603
87,189	GVC Holdings plc	1,044,382
56,981	Halma plc	966,990
119,601	Hammerson plc, REIT	667,731
40,766	Hargreaves Lansdown plc	971,853
3,050,688	HSBC Holdings plc	25,105,945
145,276	Imperial Brands plc	4,920,880
188,717	Informa plc	1,722,152
29,790	InterContinental Hotels Group plc	1,563,075
124,132	International Consolidated Airlines Group SA	956,994
24,240	Intertek Group plc	1,452,372
129,769	Intu Properties plc, REIT	324,598
546,274	ITV plc	1,036,977
257,174	J Sainsbury plc	1,021,771
63,104	JD Sports Fashion plc	328,884
102,184	John Wood Group plc	931,330
29,996	Johnson Matthey plc	1,137,260
88,509	Just Eat plc*	686,607
321,363	Kingfisher plc	1,043,519
113,278	Land Securities Group plc, REIT	1,232,250
890,794	Legal & General Group plc	2,858,449
43,125	Linde plc	7,075,344
10,762,137	Lloyds Banking Group plc	7,853,559
47,534	London Stock Exchange Group plc	2,619,017
244,987	Marks & Spencer Group plc	926,588
732,551	Melrose Industries plc	1,576,888
107,005	Merlin Entertainments plc (a)	441,909
65,621	Micro Focus International plc	1,017,271

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	United Kingdom — continued
55,371	Mondi plc	1,303,923
554,311	National Grid plc	5,855,767
685,414	NatWest Markets plc	2,063,439
47,521	NEX Group plc	689,173
21,058	Next plc	1,398,942
117,704	Pearson plc	1,352,177
47,188	Persimmon plc	1,381,057
389,910	Prudential plc	7,807,411
111,064	Reckitt Benckiser Group plc	8,981,092
323,203	RELX plc	6,391,875
277,043	Rentokil Initial plc	1,117,213
138,628	Rightmove plc	800,240
280,443	Rolls-Royce Holdings plc*	3,007,525
12,678,658	Rolls-Royce Holdings plc (Preference)*	16,206
132,692	Royal Mail plc	609,180
154,778	RSA Insurance Group plc	1,113,171
168,850	Sage Group plc (The)	1,173,999
18,727	Schroders plc	640,885
7,537	Schroders plc (Non-Voting)	215,142
152,192	Segro plc, REIT	1,193,166
36,209	Severn Trent plc	860,484
134,353	Smith & Nephew plc	2,183,889
59,211	Smiths Group plc	1,055,467
154,175	SSE plc	2,247,166
79,774	St James’s Place plc	1,030,939
418,517	Standard Chartered plc	2,933,264
438,602	Standard Life Aberdeen*	190,555
390,486	Standard Life Aberdeen plc	1,348,675
38,996	Subsea 7 SA	489,450
70,274	Tate & Lyle plc	604,221
493,237	Taylor Wimpey plc	1,015,589
65,109	TechnipFMC plc	1,727,162
1,464,609	Tesco plc	3,988,753
37,671	Travis Perkins plc	532,054
258,550	Unilever NV, CVA (c)	13,893,184
180,897	Unilever plc	9,582,048
102,814	United Utilities Group plc	952,747
4,040,306	Vodafone Group plc	7,597,948
39,139	Weir Group plc (The)	792,038
27,613	Whitbread plc	1,552,612
354,956	Wm Morrison Supermarkets plc	1,124,569
190,083	WPP plc	2,150,928

		307,135,913

	United States — 1.0%
31,013	Carnival plc	1,690,379
35,036	Ferguson plc	2,362,111

SHARES	INVESTMENTS	VALUE($)

	United States — continued
34,811	QIAGEN NV* (c)	1,263,595
138,035	Shire plc	8,330,542

		13,646,627

	Total Common Stocks (Cost $1,396,379,819)	1,305,192,857

Short-Term Investments — 0.0% (b)
	Investment Companies — 0.0% (b)
296,502	JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.02% (d) (e) (Cost $296,502)	296,502

Investment of Cash Collateral from Securities Loaned — 2.0%
2,998,700	JPMorgan Prime Money Market Fund Class IM Shares, 1.88% (d) (e)	2,999,300
18,001,300	JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.27% (d) (e)	17,999,500
5,502,935	JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.07% (d) (e)	5,502,935

	Total Investment of Cash Collateral from Securities Loaned (Cost $26,502,535)	26,501,735

	Total Investments — 101.3% (Cost 1,423,178,856)	1,331,991,094
	Liabilities in Excess of Other Assets — (1.3%)	(17,060,802)

	NET ASSETS — 100.0%	1,314,930,292

Percentages indicated are based on net assets.

Abbreviations

ADR	— American Depositary Receipt
CVA	— Dutch Certification
FDR	— Fiduciary Depositary Receipt
OYJ	— Public Limited Company
Preference	— A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	— Real Estate Investment Trust
SCA	— Limited partnership with share capital
SDR	— Swedish Depositary Receipt

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	69

JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

(a)

—  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	— Amount rounds to less than 0.1% of net assets.
(c)	— The security or a portion of this security is on loan at October 31, 2018. The total value of securities on loan at October 31, 2018 was $25,217,228.
(d)	— Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	— The rate shown is the current yield as of October 31, 2018.
*	— Non-income producing security.

Summary of Investments by Industry, October 31, 2018

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Pharmaceuticals	10.1%
Banks	9.5
Oil, Gas & Consumable Fuels	8.1
Insurance	5.6
Food Products	4.3
Chemicals	4.0
Textiles, Apparel & Luxury Goods	3.0
Beverages	2.9
Metals & Mining	2.7
Diversified Telecommunication Services	2.6
Personal Products	2.5
Capital Markets	2.4
Automobiles	2.2
Machinery	2.0
Aerospace & Defense	2.0
Electric Utilities	1.8
Software	1.7
Tobacco	1.6
Multi-Utilities	1.5
Health Care Equipment & Supplies	1.5
Electrical Equipment	1.4
Professional Services	1.4
Industrial Conglomerates	1.3
Semiconductors & Semiconductor Equipment	1.2
Hotels, Restaurants & Leisure	1.2
Household Products	1.2
Food & Staples Retailing	1.1
Construction & Engineering	1.1
Media	1.0
Diversified Financial Services	1.0
IT Services	1.0
Others (each less than 1.0%)	13.1
Investment of cash collateral from securities loaned	2.0

Futures contracts outstanding as of October 31, 2018:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
EURO STOXX 50 Index	160	12/2018	EUR	5,766,548	(53,241)
FTSE 100 Index	40	12/2018	GBP	3,622,674	33,855

					(19,386)

Abbreviations

EUR	— Euro
FTSE	— Financial Times and the London Stock Exchange
GBP	— British Pound

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

JPMorgan BetaBuilders Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018

SHARES	INVESTMENTS	VALUE($)
Common Stocks — 99.2%
	Air Freight & Logistics — 0.5%
152,100	SG Holdings Co. Ltd.	3,829,026
256,300	Yamato Holdings Co. Ltd.	7,006,834

		10,835,860

	Airlines — 0.2%
72,800	ANA Holdings, Inc.	2,447,944
72,900	Japan Airlines Co. Ltd.	2,587,305

		5,035,249

	Auto Components — 2.7%
113,400	Aisin Seiki Co. Ltd.	4,435,219
380,600	Bridgestone Corp.	14,675,669
328,000	Denso Corp.	14,630,693
79,400	Koito Manufacturing Co. Ltd.	3,779,925
108,800	NGK Spark Plug Co. Ltd.	2,201,597
137,200	NHK Spring Co. Ltd.	1,174,799
75,800	NOK Corp.	1,090,675
97,700	Stanley Electric Co. Ltd.	2,889,997
492,800	Sumitomo Electric Industries Ltd.	6,720,605
109,400	Sumitomo Rubber Industries Ltd.	1,569,309
31,200	Tokai Rika Co. Ltd.	568,904
47,300	Toyoda Gosei Co. Ltd.	1,020,151
53,200	Toyota Boshoku Corp.	887,257
127,900	Toyota Industries Corp.	6,282,724
81,900	Yokohama Rubber Co. Ltd. (The)	1,586,519

		63,514,043

	Automobiles — 7.9%
1,135,400	Honda Motor Co. Ltd.	32,410,596
385,500	Isuzu Motors Ltd.	5,054,117
370,400	Mazda Motor Corp.	3,945,165
429,000	Mitsubishi Motors Corp.	2,694,664
1,495,900	Nissan Motor Co. Ltd.	13,609,343
394,600	Subaru Corp.	10,644,215
276,800	Suzuki Motor Corp.	13,803,108
1,666,600	Toyota Motor Corp.	97,631,046
198,200	Yamaha Motor Co. Ltd.	4,687,393

		184,479,647

	Banks — 6.9%
48,600	77 Bank Ltd. (The)	1,003,861
74,400	Aozora Bank Ltd.	2,567,276
48,200	Bank of Kyoto Ltd. (The)	2,164,281
485,600	Chiba Bank Ltd. (The)	3,072,081
200,000	Chugoku Bank Ltd. (The)	1,795,980
789,300	Concordia Financial Group Ltd.	3,612,438
106,000	Fukuoka Financial Group, Inc.	2,604,498

SHARES	INVESTMENTS	VALUE($)

	Banks — continued
263,600	Gunma Bank Ltd. (The)	1,193,410
315,900	Hachijuni Bank Ltd. (The)	1,334,317
197,100	Hiroshima Bank Ltd. (The)	1,215,733
81,100	Hokuhoku Financial Group, Inc.	1,004,719
202,500	Iyo Bank Ltd. (The)	1,201,062
287,100	Kyushu Financial Group, Inc.	1,266,980
662,300	Mebuki Financial Group, Inc.	2,016,945
8,175,500	Mitsubishi UFJ Financial Group, Inc.	49,482,155
15,805,200	Mizuho Financial Group, Inc.	27,143,275
1,371,500	Resona Holdings, Inc.	7,214,138
460,700	Seven Bank Ltd.	1,439,804
122,700	Shinsei Bank Ltd.	1,869,089
354,000	Shizuoka Bank Ltd. (The)	3,097,150
881,500	Sumitomo Mitsui Financial Group, Inc.	34,321,289
242,700	Sumitomo Mitsui Trust Holdings, Inc.	9,643,323
154,600	Yamaguchi Financial Group, Inc.	1,627,810

		161,891,614

	Beverages — 1.4%
278,200	Asahi Group Holdings Ltd.	12,225,519
98,800	Coca-Cola Bottlers Japan Holdings, Inc.	2,585,714
568,100	Kirin Holdings Co. Ltd.	13,556,308
49,600	Sapporo Holdings Ltd.	920,109
78,500	Suntory Beverage & Food Ltd.	3,199,260

		32,486,910

	Biotechnology — 0.1%
57,900	PeptiDream, Inc.*	1,898,721

	Building Products — 1.4%
146,600	AGC, Inc.	4,801,800
181,900	Daikin Industries Ltd.	21,084,379
181,000	LIXIL Group Corp.	2,845,449
100,000	TOTO Ltd.	3,577,627

		32,309,255

	Capital Markets — 1.1%
1,004,300	Daiwa Securities Group, Inc.	5,759,369
333,900	Japan Exchange Group, Inc.	5,980,392
76,100	Matsui Securities Co. Ltd.	775,604
2,174,100	Nomura Holdings, Inc.	10,439,939
139,400	SBI Holdings, Inc.	3,640,154

		26,595,458

	Chemicals — 4.3%
120,000	Air Water, Inc.	1,943,884
873,200	Asahi Kasei Corp.	10,477,050
215,000	Daicel Corp.	2,274,489

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	71

JPMorgan BetaBuilders Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Chemicals — continued
54,700	DIC Corp.	1,614,204
63,000	Hitachi Chemical Co. Ltd.	993,008
127,100	JSR Corp.	1,894,194
43,400	Kaneka Corp.	1,813,942
159,600	Kansai Paint Co. Ltd. (a)	2,358,297
239,100	Kuraray Co. Ltd.	3,284,163
934,700	Mitsubishi Chemical Holdings Corp.	7,286,356
131,700	Mitsubishi Gas Chemical Co., Inc.	2,210,741
127,600	Mitsui Chemicals, Inc.	2,861,324
124,700	Nippon Paint Holdings Co. Ltd. (a)	3,895,232
22,700	Nippon Shokubai Co. Ltd.	1,464,547
95,500	Nissan Chemical Corp.	4,502,948
100,300	Nitto Denko Corp.	6,266,251
253,800	Shin-Etsu Chemical Co. Ltd.	21,207,660
88,000	Showa Denko KK	3,831,838
1,030,000	Sumitomo Chemical Co. Ltd.	5,159,672
131,300	Taiyo Nippon Sanso Corp.	2,110,290
124,400	Teijin Ltd.	2,156,686
1,012,500	Toray Industries, Inc.	7,181,961
203,100	Tosoh Corp.	2,673,973
68,600	Ube Industries Ltd.	1,494,291

		100,957,001

	Commercial Services & Supplies — 1.0%
185,900	Dai Nippon Printing Co. Ltd.	4,171,133
73,300	Park24 Co. Ltd.	1,928,388
132,400	Secom Co. Ltd.	10,839,798
53,400	Sohgo Security Services Co. Ltd.	2,378,496
203,200	Toppan Printing Co. Ltd.	2,872,726

		22,190,541

	Construction & Engineering — 0.9%
159,600	JGC Corp.	3,089,353
311,800	Kajima Corp.	4,014,904
86,700	Kinden Corp.	1,390,133
446,300	Obayashi Corp.	3,940,035
454,100	Shimizu Corp.	3,686,092
139,300	Taisei Corp.	5,957,650

		22,078,167

	Construction Materials — 0.1%
78,700	Taiheiyo Cement Corp.	2,315,880

	Consumer Finance — 0.2%
286,900	Acom Co. Ltd.	1,056,050
72,900	AEON Financial Service Co. Ltd.	1,426,782
101,900	Credit Saison Co. Ltd.	1,618,175

SHARES	INVESTMENTS	VALUE($)

	Consumer Finance — continued
30,400	Hitachi Capital Corp.	745,382
354,500	Orient Corp. (a)	554,530

		5,400,919

	Containers & Packaging — 0.1%
101,400	Toyo Seikan Group Holdings Ltd.	2,068,744

	Distributors — 0.0% (b)
32,000	Canon Marketing Japan, Inc.	605,537

	Diversified Consumer Services — 0.1%
51,100	Benesse Holdings, Inc.	1,425,109

	Diversified Financial Services — 0.7%
334,500	Mitsubishi UFJ Lease & Finance Co. Ltd.	1,719,066
824,000	ORIX Corp.	13,423,786
32,000	Tokyo Century Corp.	1,717,552

		16,860,404

	Diversified Telecommunication Services — 0.7%
403,100	Nippon Telegraph & Telephone Corp.	16,623,287

	Electric Utilities — 1.3%
445,600	Chubu Electric Power Co., Inc.	6,425,858
211,200	Chugoku Electric Power Co., Inc. (The)	2,716,601
125,300	Hokuriku Electric Power Co.*	1,167,243
499,200	Kansai Electric Power Co., Inc. (The)	7,640,506
292,300	Kyushu Electric Power Co., Inc.	3,395,636
129,000	Shikoku Electric Power Co., Inc.	1,619,144
312,000	Tohoku Electric Power Co., Inc.	3,941,995
497,400	Tokyo Electric Power Co. Holdings, Inc.*	2,545,781

		29,452,764

	Electrical Equipment — 2.0%
95,200	Fuji Electric Co. Ltd.	2,906,025
45,700	Furukawa Electric Co. Ltd.	1,233,312
51,400	GS Yuasa Corp.	1,055,098
36,500	Mabuchi Motor Co. Ltd.	1,298,353
1,336,500	Mitsubishi Electric Corp.	16,919,344
172,800	Nidec Corp.	22,195,275
79,300	Ushio, Inc.	956,794

		46,564,201

	Electronic Equipment, Instruments & Components — 5.0%
124,500	Alps Electric Co. Ltd.	2,934,815
200,800	Citizen Watch Co. Ltd.	1,155,797
87,300	Hamamatsu Photonics KK	2,918,405
20,700	Hirose Electric Co. Ltd.	1,972,872
43,500	Hitachi High-Technologies Corp.	1,632,529
599,300	Hitachi Ltd.	18,320,718

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Electronic Equipment, Instruments & Components — continued
81,900	Ibiden Co. Ltd.	1,011,315
58,000	Keyence Corp.	28,334,149
225,100	Kyocera Corp.	12,183,064
133,200	Murata Manufacturing Co. Ltd.	20,730,617
53,300	Nippon Electric Glass Co. Ltd.	1,342,919
132,100	Omron Corp.	5,348,004
173,300	Shimadzu Corp.	4,379,811
80,500	TDK Corp.	6,941,521
165,600	Yaskawa Electric Corp.	4,786,450
150,000	Yokogawa Electric Corp.	2,945,112

		116,938,098

	Entertainment — 1.5%
69,000	DeNA Co. Ltd.	1,147,734
293,200	GungHo Online Entertainment, Inc. (a)	530,066
63,800	Konami Holdings Corp.	2,433,984
283,000	Nexon Co. Ltd.*	3,228,252
75,400	Nintendo Co. Ltd.	23,540,097
54,100	Square Enix Holdings Co. Ltd.	1,939,022
85,700	Toho Co. Ltd.	2,795,997

		35,615,152

	Equity Real Estate Investment Trusts (REITs) — 1.4%
824	Advance Residence Investment Corp.	2,105,135
1,068	Daiwa House REIT Investment Corp.	2,340,437
2,360	GLP J-Reit	2,335,331
561	Japan Prime Realty Investment Corp.	2,001,736
858	Japan Real Estate Investment Corp.	4,428,005
1,609	Japan Retail Fund Investment Corp.	2,971,814
874	Nippon Building Fund, Inc.	4,994,597
1,343	Nippon Prologis REIT, Inc.	2,703,336
2,663	Nomura Real Estate Master Fund, Inc.	3,449,322
1,737	Orix JREIT, Inc.	2,657,270
1,878	United Urban Investment Corp.	2,855,048

		32,842,031

	Food & Staples Retailing — 2.1%
542,000	Aeon Co. Ltd.	12,440,071
6,000	Cosmos Pharmaceutical Corp.	1,226,384
48,900	FamilyMart UNY Holdings Co. Ltd.	5,667,996
29,900	Lawson, Inc.	1,897,978
53,700	Matsumotokiyoshi Holdings Co. Ltd.	1,941,462
494,700	Seven & i Holdings Co. Ltd.	21,420,510
34,500	Sundrug Co. Ltd.	1,253,691
24,300	Tsuruha Holdings, Inc.	2,536,196

SHARES	INVESTMENTS	VALUE($)

	Food & Staples Retailing — continued
30,000	Welcia Holdings Co. Ltd.	1,530,500

		49,914,788

	Food Products — 1.9%
356,800	Ajinomoto Co., Inc.	5,764,269
70,400	Calbee, Inc.	2,335,677
33,900	Ezaki Glico Co. Ltd.	1,689,924
75,200	Kewpie Corp.	1,728,594
108,200	Kikkoman Corp.	5,927,986
89,800	MEIJI Holdings Co. Ltd.	5,958,205
69,200	NH Foods Ltd.	2,386,422
160,900	Nisshin Seifun Group, Inc.	3,201,590
49,800	Nissin Foods Holdings Co. Ltd.	3,211,078
60,700	Toyo Suisan Kaisha Ltd.	2,086,536
100,700	Yakult Honsha Co. Ltd.	7,130,722
110,200	Yamazaki Baking Co. Ltd.	1,986,370

		43,407,373

	Gas Utilities — 0.6%
258,800	Osaka Gas Co. Ltd.	4,732,417
59,700	Toho Gas Co. Ltd.	2,055,600
249,500	Tokyo Gas Co. Ltd.	6,135,929

		12,923,946

	Health Care Equipment & Supplies — 1.8%
76,600	Asahi Intecc Co. Ltd.	3,137,102
236,000	Hoya Corp.	13,351,889
203,300	Olympus Corp.	6,776,354
98,800	Sysmex Corp.	6,929,787
207,500	Terumo Corp.	11,201,252

		41,396,384

	Health Care Providers & Services — 0.4%
133,200	Alfresa Holdings Corp.	3,552,666
126,800	Medipal Holdings Corp.	2,714,293
33,400	Miraca Holdings, Inc.	813,091
54,400	Suzuken Co. Ltd.	2,753,478

		9,833,528

	Health Care Technology — 0.2%
254,800	M3, Inc.	4,129,550

	Hotels, Restaurants & Leisure — 0.6%
43,700	McDonald’s Holdings Co. Japan Ltd.	1,923,339
140,000	Oriental Land Co. Ltd.	13,170,298

		15,093,637

	Household Durables — 3.6%
147,200	Casio Computer Co. Ltd.	2,221,712

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	73

JPMorgan BetaBuilders Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Household Durables — continued
185,500	Haseko Corp.	2,350,584
112,600	Iida Group Holdings Co. Ltd.	2,049,639
251,200	Nikon Corp.	4,379,081
1,447,900	Panasonic Corp.	15,538,075
25,700	Rinnai Corp.	1,866,959
275,100	Sekisui Chemical Co. Ltd.	4,326,199
427,400	Sekisui House Ltd.	6,272,960
113,000	Sharp Corp. (a)	1,734,577
791,600	Sony Corp.	42,838,821

		83,578,607

	Household Products — 0.6%
184,700	Lion Corp.	3,472,520
76,000	Pigeon Corp.	3,214,211
252,500	Unicharm Corp.	6,850,006

		13,536,737

	Independent Power and Renewable Electricity Producers — 0.1%
107,000	Electric Power Development Co. Ltd.	2,913,115

	Industrial Conglomerates — 0.8%
69,300	Keihan Holdings Co. Ltd.	2,629,672
179,100	Seibu Holdings, Inc.	3,249,338
407,100	Toshiba Corp.*	12,201,828

		18,080,838

	Insurance — 3.2%
745,700	Dai-ichi Life Holdings, Inc.	13,993,311
924,500	Japan Post Holdings Co. Ltd.	10,963,172
43,400	Japan Post Insurance Co. Ltd.	1,033,649
314,100	MS&AD Insurance Group Holdings, Inc.	9,434,696
236,300	Sompo Holdings, Inc.	9,746,321
100,800	Sony Financial Holdings, Inc.	2,325,402
386,900	T&D Holdings, Inc.	6,184,873
467,600	Tokio Marine Holdings, Inc.	22,029,636

		75,711,060

	Interactive Media & Services — 0.2%
81,300	Kakaku.com, Inc.	1,472,514
42,900	LINE Corp.* (a)	1,367,734
26,200	Mixi, Inc.	572,469
702,800	Yahoo Japan Corp.	2,192,595

		5,605,312

	Internet & Direct Marketing Retail — 0.3%
510,100	Rakuten, Inc.	3,450,309
122,200	ZOZO, Inc.	2,932,072

		6,382,381

SHARES	INVESTMENTS	VALUE($)

	IT Services — 1.1%
128,800	Fujitsu Ltd.	7,835,986
57,800	Itochu Techno-Solutions Corp.	1,096,122
81,600	Nomura Research Institute Ltd.	3,617,617
403,800	NTT Data Corp.	5,184,184
43,800	Obic Co. Ltd.	3,987,551
70,500	Otsuka Corp.	2,338,406
30,400	SCSK Corp.	1,288,217

		25,348,083

	Leisure Products — 0.8%
136,000	Bandai Namco Holdings, Inc.	4,838,168
27,800	Sankyo Co. Ltd.	1,061,424
113,000	Sega Sammy Holdings, Inc.	1,450,955
52,700	Shimano, Inc.	7,197,514
103,500	Yamaha Corp.	4,548,244

		19,096,305

	Machinery — 5.0%
249,300	Amada Holdings Co. Ltd.	2,348,615
78,400	Daifuku Co. Ltd.	3,366,985
122,500	FANUC Corp.	21,310,965
179,100	Hino Motors Ltd.	1,714,395
65,000	Hitachi Construction Machinery Co. Ltd.	1,725,777
33,900	Hoshizaki Corp.	2,736,427
97,800	IHI Corp.	3,577,765
153,900	JTEKT Corp.	1,914,769
103,700	Kawasaki Heavy Industries Ltd.	2,457,527
605,900	Komatsu Ltd.	15,779,124
727,400	Kubota Corp.	11,483,315
69,000	Kurita Water Industries Ltd.	1,699,480
175,600	Makita Corp.	6,070,908
263,800	MINEBEA MITSUMI, Inc.	4,035,619
177,300	MISUMI Group, Inc.	3,553,233
209,000	Mitsubishi Heavy Industries Ltd.	7,367,614
77,700	Nabtesco Corp.	1,705,581
176,400	NGK Insulators Ltd.	2,482,666
294,800	NSK Ltd.	2,912,606
44,100	SMC Corp.	14,056,197
76,600	Sumitomo Heavy Industries Ltd.	2,409,129
76,800	THK Co. Ltd.	1,696,154

		116,404,851

	Marine — 0.2%
36,100	Kawasaki Kisen Kaisha Ltd.* (a)	481,051
75,500	Mitsui OSK Lines Ltd.	1,834,995
105,100	Nippon Yusen KK	1,694,834

		4,010,880

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Media — 0.6%
62,400	CyberAgent, Inc. (a)	2,655,318
153,000	Dentsu, Inc.	7,096,114
28,400	Fuji Media Holdings, Inc.	460,931
186,800	Hakuhodo DY Holdings, Inc.	3,115,561
31,200	Nippon Television Holdings, Inc.	497,803
22,700	Tokyo Broadcasting System Holdings, Inc.	420,327

		14,246,054

	Metals & Mining — 1.3%
25,000	Daido Steel Co. Ltd.	1,029,263
126,200	Hitachi Metals Ltd.	1,483,977
359,600	JFE Holdings, Inc.	6,757,451
227,800	Kobe Steel Ltd.	1,831,583
50,100	Maruichi Steel Tube Ltd.	1,443,590
80,800	Mitsubishi Materials Corp.	2,236,940
550,400	Nippon Steel & Sumitomo Metal Corp.	10,152,772
172,400	Sumitomo Metal Mining Co. Ltd.	5,428,196
28,900	Yamato Kogyo Co. Ltd.	761,625

		31,125,397

	Multiline Retail — 0.9%
84,500	Don Quijote Holdings Co. Ltd.	5,047,799
248,700	Isetan Mitsukoshi Holdings Ltd.	2,906,631
28,600	Izumi Co. Ltd.	1,552,815
165,100	J Front Retailing Co. Ltd.	2,163,522
131,400	Marui Group Co. Ltd.	2,829,277
18,600	Ryohin Keikaku Co. Ltd.	4,916,537
27,400	Seria Co. Ltd. (a)	919,245
108,800	Takashimaya Co. Ltd.	1,712,261

		22,048,087

	Oil, Gas & Consumable Fuels — 1.3%
104,400	Idemitsu Kosan Co. Ltd.	4,729,601
672,300	Inpex Corp.	7,655,220
2,133,000	JXTG Holdings, Inc.	14,412,644
127,100	Showa Shell Sekiyu KK	2,425,852

		29,223,317

	Paper & Forest Products — 0.2%
627,600	Oji Holdings Corp.	4,456,667

	Personal Products — 1.8%
308,200	Kao Corp.	20,502,150
32,700	Kobayashi Pharmaceutical Co. Ltd.	2,132,762
21,300	Kose Corp.	3,183,218
52,500	Pola Orbis Holdings, Inc.	1,402,488
250,800	Shiseido Co. Ltd.	15,824,352

		43,044,970

SHARES	INVESTMENTS	VALUE($)

	Pharmaceuticals — 5.7%
1,232,600	Astellas Pharma, Inc.	19,043,923
131,500	Chugai Pharmaceutical Co. Ltd.	7,698,901
380,900	Daiichi Sankyo Co. Ltd.	14,559,219
184,700	Eisai Co. Ltd.	15,381,896
52,000	Hisamitsu Pharmaceutical Co., Inc.	2,930,066
159,800	Kyowa Hakko Kirin Co. Ltd.	3,094,823
153,900	Mitsubishi Tanabe Pharma Corp.	2,273,247
37,400	Nippon Shinyaku Co. Ltd.	2,148,681
321,000	Ono Pharmaceutical Co. Ltd.	7,284,654
347,100	Otsuka Holdings Co. Ltd.	16,601,089
254,200	Santen Pharmaceutical Co. Ltd.	3,765,165
183,700	Shionogi & Co. Ltd.	11,746,460
105,600	Sumitomo Dainippon Pharma Co. Ltd.	2,206,377
33,900	Taisho Pharmaceutical Holdings Co. Ltd.	3,614,640
470,300	Takeda Pharmaceutical Co. Ltd. (a)	19,498,426
44,900	Tsumura & Co.	1,396,526

		133,244,093

	Professional Services — 1.3%
82,900	Nihon M&A Center, Inc.	1,986,476
120,300	Persol Holdings Co. Ltd.	2,282,287
980,600	Recruit Holdings Co. Ltd.	26,318,904

		30,587,667

	Real Estate Management & Development — 2.9%
60,900	Aeon Mall Co. Ltd.	1,124,738
48,100	Daito Trust Construction Co. Ltd.	6,341,426
419,900	Daiwa House Industry Co. Ltd.	12,678,602
306,100	Hulic Co. Ltd.	2,801,006
867,700	Mitsubishi Estate Co. Ltd.	13,867,409
617,000	Mitsui Fudosan Co. Ltd.	13,896,226
76,700	Nomura Real Estate Holdings, Inc.	1,440,807
69,800	NTT Urban Development Corp.	1,037,348
296,100	Sumitomo Realty & Development Co. Ltd.	10,174,017
133,500	Tokyo Tatemono Co. Ltd.	1,435,813
352,500	Tokyu Fudosan Holdings Corp.	1,986,105

		66,783,497

	Road & Rail — 4.2%
128,300	Central Japan Railway Co.	24,621,886
236,200	East Japan Railway Co.	20,629,175
157,300	Hankyu Hanshin Holdings, Inc.	5,195,721
173,500	Keikyu Corp.	2,567,785
76,300	Keio Corp.	4,144,164
106,300	Keisei Electric Railway Co. Ltd.	3,275,962
120,900	Kintetsu Group Holdings Co. Ltd.	4,644,258
100,300	Kyushu Railway Co.	3,080,215

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	75

JPMorgan BetaBuilders Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Road & Rail — continued
121,400	Nagoya Railroad Co. Ltd.	2,931,969
72,100	Nankai Electric Railway Co. Ltd.	1,765,728
53,000	Nippon Express Co. Ltd.	3,344,752
209,800	Odakyu Electric Railway Co. Ltd.	4,435,320
131,300	Tobu Railway Co. Ltd.	3,651,800
355,300	Tokyu Corp.	5,869,724
121,800	West Japan Railway Co.	8,191,982

		98,350,441

	Semiconductors & Semiconductor Equipment — 1.1%
109,700	Advantest Corp.	2,025,117
20,000	Disco Corp.	3,179,198
59,100	Rohm Co. Ltd.	4,154,984
146,500	SUMCO Corp.	1,977,316
102,800	Tokyo Electron Ltd.	13,872,727

		25,209,342

	Software — 0.2%
21,900	Oracle Corp. Japan	1,482,389
75,600	Trend Micro, Inc.	4,351,976

		5,834,365

	Specialty Retail — 1.7%
20,900	ABC-Mart, Inc.	1,221,919
38,700	Fast Retailing Co. Ltd.	19,485,659
17,300	Hikari Tsushin, Inc.	3,021,521
133,500	K’s Holdings Corp.	1,686,496
54,100	Nitori Holdings Co. Ltd.	7,064,022
17,600	Shimamura Co. Ltd.	1,480,416
136,200	USS Co. Ltd.	2,455,936
467,700	Yamada Denki Co. Ltd. (a)	2,205,369

		38,621,338

	Technology Hardware, Storage & Peripherals — 2.1%
161,100	Brother Industries Ltd.	2,948,386
673,300	Canon, Inc.	19,177,881
266,300	FUJIFILM Holdings Corp.	11,517,577
311,800	Konica Minolta, Inc.	3,086,318
160,300	NEC Corp.	4,601,449
463,400	Ricoh Co. Ltd.	4,625,788
200,500	Seiko Epson Corp.	3,230,305

		49,187,704

	Textiles, Apparel & Luxury Goods — 0.1%
120,600	Asics Corp.	1,745,508

	Tobacco — 0.8%
696,400	Japan Tobacco, Inc.	17,894,226

SHARES	INVESTMENTS	VALUE($)

	Trading Companies & Distributors — 4.0%
959,900	ITOCHU Corp.	17,802,275
1,081,200	Marubeni Corp.	8,767,116
991,300	Mitsubishi Corp.	27,900,448
1,083,300	Mitsui & Co. Ltd.	18,100,437
83,700	MonotaRO Co. Ltd.	1,845,300
699,400	Sojitz Corp.	2,352,056
776,800	Sumitomo Corp.	11,781,475
149,200	Toyota Tsusho Corp.	5,384,423

		93,933,530

	Transportation Infrastructure — 0.2%
46,600	Japan Airport Terminal Co. Ltd.	1,794,931
75,700	Kamigumi Co. Ltd.	1,562,043
51,400	Mitsubishi Logistics Corp.	1,178,369

		4,535,343

	Wireless Telecommunication Services — 3.8%
1,085,600	KDDI Corp.	26,271,358
751,500	NTT DOCOMO, Inc.	18,636,332
542,100	SoftBank Group Corp.	42,901,154

		87,808,844

	Total Common Stocks (Cost $2,433,472,200)	2,316,232,357

Short-Term Investments — 0.0% (b)
	Investment Companies — 0.0% (b)
288,800	JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.02% (c) (d) (Cost $288,800)	288,800

Investment of Cash Collateral from Securities Loaned — 0.8%
13,001,100	JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.27% (c) (d)	12,999,800
6,499,769	JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.07% (c) (d)	6,499,769

	Total Investment of Cash Collateral from Securities Loaned (Cost $19,499,769)	19,499,569

	Total Investments — 100.0% (Cost $2,453,260,769)	2,336,020,726
	Other Assets Less Liabilities — 0.0% (b)	66,941

	NET ASSETS — 100.0%	2,336,087,667

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

(a)	— The security or a portion of this security is on loan at October 31, 2018. The total value of securities on loan at October 31, 2018 was $17,759,855.
(b)	— Amount rounds to less than 0.1% of net assets.
(c)	— Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	— The rate shown is the current yield as of October 31, 2018.
*	— Non-income producing security.

Futures contracts outstanding as of October 31, 2018:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
TOPIX Index	28	12/2018	JPY	4,063,456	(165,724)
TOPIX Index	95	03/2019	JPY	13,824,611	(410,353)

					(576,077)

Abbreviations

JPY	— Japanese Yen
TOPIX	— Tokyo Stock Price Index

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	77

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018

SHARES	INVESTMENTS	VALUE($)
Common Stocks — 99.4%
	Brazil — 9.8%
40,100	Atacadao Distribuicao Comercio e Industria Ltda*	163,460
22,520	Azul SA (Preference)*	183,476
49,599	Banco Bradesco SA*	400,364
183,068	Banco Bradesco SA (Preference)*	1,677,447
11,913	Banco BTG Pactual SA*	63,286
54,775	Banco do Brasil SA*	627,745
11,673	Banco do Estado do Rio Grande do Sul SA (Preference), Class B	61,447
22,537	Banco Santander Brasil SA	255,740
38,979	BB Seguridade Participacoes SA	278,923
12,920	Bradespar SA (Preference)	119,323
12,928	Braskem SA (Preference), Class A	180,988
45,800	Centrais Eletricas Brasileiras SA*	287,365
32,500	Centrais Eletricas Brasileiras SA (Preference)*	230,378
48,168	Cia de Saneamento Basico do Estado de Sao Paulo*	358,526
6,577	Cia de Transmissao de Energia Eletrica Paulista (Preference)	115,564
11,250	Cia Energetica de Minas Gerais	33,253
131,772	Cia Energetica de Minas Gerais (Preference)	391,262
14,032	Cia Paranaense de Energia (Preference)	98,750
41,415	Cia Siderurgica Nacional SA*	105,944
11,241	Cosan SA	96,809
42,233	EDP—Energias do Brasil SA	158,537
19,709	Engie Brasil Energia SA	210,780
23,517	Equatorial Energia SA	427,369
30,298	Estacio Participacoes SA	188,472
15,854	Fibria Celulose SA	304,853
70,398	Gerdau SA (Preference)	305,881
55,686	Hypera SA*	442,465
6,991	IRB Brasil Resseguros SA	134,692
169,679	Itau Unibanco Holding SA (Preference)	2,240,501
253,023	Itausa—Investimentos Itau SA (Preference)	761,483
176,027	Kroton Educacional SA	539,220
59,087	Localiza Rent a Car SA*	454,088
8,709	Magazine Luiza SA	394,111
22,700	Petrobras Distribuidora SA	145,844
194,711	Petroleo Brasileiro SA*	1,581,128
256,764	Petroleo Brasileiro SA (Preference)*	1,904,945
5,499	Porto Seguro SA*	80,339
14,000	Qualicorp Consultoria e Corretora de Seguros SA	53,946
18,890	Sao Martinho SA	97,711
6,811	Smiles Fidelidade SA*	68,595
12,793	Sul America SA	85,080

SHARES	INVESTMENTS	VALUE($)

	Brazil — continued
58,432	Telefonica Brasil SA (Preference)	676,564
30,524	Transmissora Alianca de Energia Eletrica SA	184,054
26,214	Usinas Siderurgicas de Minas Gerais SA (Preference), Class A	72,130
240,863	Vale SA	3,643,850

		20,886,688

	Chile — 1.3%
393,201	AES Gener SA	110,135
385,159	Aguas Andinas SA, Class A	200,331
1,563,806	Banco de Chile	216,617
2,221	Banco de Credito e Inversiones SA	139,641
3,482,586	Banco Santander Chile	255,588
1,018,982	Colbun SA	191,175
77,050	Empresas CMPC SA	263,773
33,083	Empresas COPEC SA	463,719
3,863,522	Enel Americas SA	608,889
3,234,697	Enel Chile SA	281,547
9,742,260	Itau CorpBanca	90,283
33,893	Parque Arauco SA	76,887

		2,898,585

	China — 21.2%
158,500	3SBio, Inc. (a)	231,721
50,000	Agile Group Holdings Ltd.	57,447
1,101,000	Agricultural Bank of China Ltd., Class H	484,638
172,000	Air China Ltd., Class H	139,055
50,000	Angang Steel Co. Ltd., Class H	42,758
62,500	Anhui Conch Cement Co. Ltd., Class H	323,946
11,600	Anhui Gujing Distillery Co. Ltd., Class B	60,254
119,000	ANTA Sports Products Ltd.	491,296
3,026	Autohome, Inc., ADR	219,022
131,000	AviChina Industry & Technology Co. Ltd., Class H	87,479
131,500	BAIC Motor Corp. Ltd., Class H (a)	74,235
14,926	Baidu, Inc., ADR*	2,836,836
2,704,000	Bank of China Ltd., Class H	1,152,016
275,000	Bank of Communications Co. Ltd., Class H	206,596
125,000	BBMG Corp., Class H	34,579
88,000	Beijing Capital International Airport Co. Ltd., Class H	95,537
27,500	Beijing Enterprises Holdings Ltd.	149,104
514,000	Beijing Enterprises Water Group Ltd.	262,479
264,000	Brilliance China Automotive Holdings Ltd.	231,589
38,000	BYD Electronic International Co. Ltd.	44,716
62,000	CAR, Inc.*	49,285
1,345,000	CGN Power Co. Ltd., Class H (a)	309,321

SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	China — continued
204,000	China Agri-Industries Holdings Ltd.	68,373
86,000	China BlueChemical Ltd., Class H	29,481
336,000	China Cinda Asset Management Co. Ltd., Class H	82,482
290,000	China CITIC Bank Corp. Ltd., Class H	179,752
98,000	China Coal Energy Co. Ltd., Class H	44,005
237,000	China Communications Construction Co. Ltd., Class H	217,307
136,000	China Communications Services Corp. Ltd., Class H	110,210
75,500	China Conch Venture Holdings Ltd.	212,426
3,189,000	China Construction Bank Corp., Class H	2,530,622
150,000	China Eastern Airlines Corp. Ltd., Class H	83,252
109,000	China Everbright Bank Co. Ltd., Class H	48,652
190,000	China Everbright International Ltd.	151,999
30,000	China Everbright Ltd.	53,199
104,000	China Evergrande Group	249,368
66,000	China Foods Ltd.	30,991
134,000	China Galaxy Securities Co. Ltd., Class H	67,505
348,000	China Huarong Asset Management Co. Ltd., Class H (a)	63,185
34,000	China International Capital Corp. Ltd., Class H (a)	56,003
200,000	China Jinmao Holdings Group Ltd.	84,270
262,000	China Life Insurance Co. Ltd., Class H	524,995
161,000	China Longyuan Power Group Corp. Ltd., Class H	122,522
146,000	China Medical System Holdings Ltd.	174,389
132,500	China Merchants Bank Co. Ltd., Class H	511,632
68,000	China Merchants Port Holdings Co. Ltd.	115,826
222,800	China Minsheng Banking Corp. Ltd., Class H	164,515
637,000	China Mobile Ltd.	5,967,338
177,000	China Molybdenum Co. Ltd., Class H	66,096
206,250	China National Building Material Co. Ltd., Class H	148,286
134,000	China Overseas Land & Investment Ltd.	421,275
91,200	China Pacific Insurance Group Co. Ltd., Class H	340,486
1,198,000	China Petroleum & Chemical Corp., Class H	975,862
544,000	China Power International Development Ltd.	107,633
100,500	China Railway Construction Corp. Ltd., Class H	127,636
207,000	China Railway Group Ltd., Class H	184,998
86,000	China Railway Signal & Communication Corp. Ltd., Class H (a)	57,909
240,000	China Reinsurance Group Corp., Class H	45,994
114,000	China Resources Cement Holdings Ltd.	101,195
98,000	China Resources Gas Group Ltd.	375,629
94,000	China Resources Land Ltd.	319,713

SHARES	INVESTMENTS	VALUE($)

	China — continued
199,000	China Resources Pharmaceutical Group Ltd. (a)	292,374
228,000	China Resources Power Holdings Co. Ltd.	401,154
157,500	China Shenhua Energy Co. Ltd., Class H	356,336
88,000	China South City Holdings Ltd.	12,934
178,000	China Southern Airlines Co. Ltd., Class H	97,025
96,000	China State Construction International Holdings Ltd.	68,651
51,200	China Taiping Insurance Holdings Co. Ltd.	171,980
1,690,000	China Telecom Corp. Ltd., Class H	799,594
296,000	China Traditional Chinese Medicine Holdings Co. Ltd.	188,990
47,500	China Vanke Co. Ltd., Class H	146,675
65,600	China Zhongwang Holdings Ltd.	29,191
83,600	Chongqing Changan Automobile Co. Ltd., Class B	56,483
100,000	Chongqing Rural Commercial Bank Co. Ltd., Class H	55,240
120,000	CIFI Holdings Group Co. Ltd.	50,347
28,000	CIMC Enric Holdings Ltd.	21,524
263,000	CITIC Ltd.	395,160
80,500	CITIC Securities Co. Ltd., Class H	142,123
755,000	CNOOC Ltd.	1,285,750
68,000	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	37,256
92,000	COSCO SHIPPING Ports Ltd.	94,028
266,000	Country Garden Holdings Co. Ltd.	286,258
215,000	CRRC Corp. Ltd., Class H	188,828
536,000	CSPC Pharmaceutical Group Ltd.	1,142,113
200,000	Dali Foods Group Co. Ltd. (a)	142,990
342,000	Datang International Power Generation Co. Ltd., Class H	76,479
278,000	Dongfeng Motor Group Co. Ltd., Class H	274,695
87,600	ENN Energy Holdings Ltd.	747,453
75,000	Far East Horizon Ltd.	72,686
105,576	Fosun International Ltd.	154,895
58,000	Future Land Development Holdings Ltd.	33,456
49,200	Fuyao Glass Industry Group Co. Ltd., Class H (a)	145,430
579,000	GCL-Poly Energy Holdings Ltd.*	34,405
468,000	Geely Automobile Holdings Ltd.	901,837
55,800	GF Securities Co. Ltd., Class H	72,297
294,500	Great Wall Motor Co. Ltd., Class H	174,939
27,000	Greentown China Holdings Ltd.	18,869
354,000	Guangdong Investment Ltd.	633,756
136,000	Guangshen Railway Co. Ltd., Class H	50,954

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	79

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	China — continued
295,200	Guangzhou Automobile Group Co. Ltd., Class H	299,198
28,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	102,213
36,800	Guangzhou R&F Properties Co. Ltd., Class H	58,105
29,800	Guotai Junan Securities Co. Ltd., Class H (a)	62,829
30,000	Haitian International Holdings Ltd.	58,918
122,400	Haitong Securities Co. Ltd., Class H	123,317
14,500	Health & Happiness H&H International Holdings Ltd.*	82,743
69,000	Hengan International Group Co. Ltd.	548,507
198,000	Huadian Power International Corp. Ltd., Class H	75,102
522,000	Huaneng Power International, Inc., Class H	290,966
614,000	Huaneng Renewables Corp. Ltd., Class H	158,028
61,400	Huatai Securities Co. Ltd., Class H (a)	98,851
2,795,000	Industrial & Commercial Bank of China Ltd., Class H	1,896,332
48,400	Inner Mongolia Yitai Coal Co. Ltd., Class B	57,654
64,000	Jiangsu Expressway Co. Ltd., Class H	85,855
55,000	Jiangxi Copper Co. Ltd., Class H	60,751
42,000	Jiayuan International Group Ltd.	73,696
130,000	Kunlun Energy Co. Ltd.	147,912
44,236	KWG Group Holdings Ltd.	33,948
21,300	Legend Holdings Corp., Class H (a)	57,931
390,000	Lenovo Group Ltd.	248,739
152,500	Li Ning Co. Ltd.*	143,456
15,523	Livzon Pharmaceutical Group, Inc., Class H	45,365
36,000	Logan Property Holdings Co. Ltd.	33,340
52,500	Longfor Group Holdings Ltd.	127,585
196,500	Luye Pharma Group Ltd. (a)	152,528
78,000	Maanshan Iron & Steel Co. Ltd., Class H	42,005
153,000	Metallurgical Corp. of China Ltd., Class H‡	37,188
5,451	Momo, Inc., ADR*	182,990
30,700	New China Life Insurance Co. Ltd., Class H	144,032
28,400	Orient Securities Co. Ltd., Class H (a)	18,703
290,000	People’s Insurance Co. Group of China Ltd. (The), Class H	118,611
974,000	PetroChina Co. Ltd., Class H	700,329
236,000	PICC Property & Casualty Co. Ltd., Class H	229,402
177,000	Ping An Insurance Group Co. of China Ltd., Class H	1,673,364
68,000	Poly Property Group Co. Ltd.	20,379
206,000	Postal Savings Bank of China Co. Ltd., Class H (a)	123,252
18,262	Red Star Macalline Group Corp. Ltd., Class H (a)	16,156

SHARES	INVESTMENTS	VALUE($)

	China — continued
22,750	Shandong Chenming Paper Holdings Ltd., Class H	12,811
204,000	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	182,733
12,200	Shanghai Baosight Software Co. Ltd., Class B	21,130
150,000	Shanghai Electric Group Co. Ltd., Class H	48,820
24,000	Shanghai Industrial Holdings Ltd.	50,544
100,700	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	223,001
36,000	Shenzhen Expressway Co. Ltd., Class H	33,180
46,044	Shenzhen International Holdings Ltd.	88,213
112,829	Shenzhen Investment Ltd.	32,475
71,000	Shenzhou International Group Holdings Ltd.	787,149
42,500	Shimao Property Holdings Ltd.	83,744
491,000	Sihuan Pharmaceutical Holdings Group Ltd.	99,975
103,500	Sino-Ocean Group Holding Ltd.	40,685
78,000	Sinopec Engineering Group Co. Ltd., Class H	72,661
160,000	Sinopec Shanghai Petrochemical Co. Ltd., Class H	70,311
123,200	Sinopharm Group Co. Ltd., Class H	596,824
106,000	Sinotrans Ltd., Class H	37,082
36,500	Sinotruk Hong Kong Ltd.	52,778
78,000	Sunac China Holdings Ltd.	213,484
34,700	Sunny Optical Technology Group Co. Ltd.	302,962
20,000	Tianhe Chemicals Group Ltd.*‡ (a)	—
40,338	Vipshop Holdings Ltd., ADR*	196,043
105,000	Weichai Power Co. Ltd., Class H	103,803
25,840	Xinjiang Goldwind Science & Technology Co. Ltd., Class H	19,296
110,600	Yangzijiang Shipbuilding Holdings Ltd.	99,172
90,000	Yanzhou Coal Mining Co. Ltd., Class H	85,597
222,000	Yuexiu Property Co. Ltd.	35,228
2,169	YY, Inc., ADR*	138,599
78,000	Zhejiang Expressway Co. Ltd., Class H	65,589
61,500	Zhongsheng Group Holdings Ltd.	112,429
27,200	Zhuzhou CRRC Times Electric Co. Ltd., Class H	145,810
256,000	Zijin Mining Group Co. Ltd., Class H	95,760
69,800	Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	22,391

		45,256,634

	Colombia — 0.6%
23,742	Almacenes Exito SA	102,504
15,793	Bancolombia SA	145,691
25,771	Bancolombia SA (Preference)	237,738
335,120	Ecopetrol SA	391,901

SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Colombia — continued
237,240	Grupo Aval Acciones y Valores SA (Preference)	84,005
14,697	Grupo de Inversiones Suramericana SA	142,428
59,979	Interconexion Electrica SA ESP	225,794

		1,330,061

	Czech Republic — 0.4%
22,829	CEZ A/S	543,184
4,472	Komercni banka A/S	169,706
30,455	Moneta Money Bank A/S (a)	100,979

		813,869

	Egypt — 0.2%
62,621	Commercial International Bank Egypt SAE	280,572
38,769	Egyptian Financial Group-Hermes Holding Co.*	30,699
59,930	ElSewedy Electric Co.	50,733
57,268	Talaat Moustafa Group	29,613

		391,617

	Greece — 0.4%
88,388	Alpha Bank AE*	133,388
111,984	Eurobank Ergasias SA*	75,488
12,844	JUMBO SA	187,012
3,952	Motor Oil Hellas Corinth Refineries SA	93,553
8,115	Mytilineos Holdings SA	71,674
33,891	National Bank of Greece SA*	58,658
25,835	OPAP SA	242,720

		862,493

	Hong Kong — 0.7%
258,000	Bosideng International Holdings Ltd.	36,318
76,800	China Gas Holdings Ltd.	243,793
113,000	Haier Electronics Group Co. Ltd.*	237,298
33,000	Kingboard Holdings Ltd.	88,646
50,000	Kingboard Laminates Holdings Ltd.	38,384
70,000	Lee & Man Paper Manufacturing Ltd.	60,101
78,000	Nine Dragons Paper Holdings Ltd.	74,700
787,500	Sino Biopharmaceutical Ltd.	710,791

		1,490,031

	Hungary — 0.4%
30,243	MOL Hungarian Oil & Gas plc	317,106
13,578	OTP Bank Nyrt	487,796

		804,902

	India — 9.2%
12,222	Adani Enterprises Ltd.	28,087
11,340	Adani Gas Ltd.*‡	9,286

SHARES	INVESTMENTS	VALUE($)

	India — continued
62,221	Ashok Leyland Ltd.	96,491
15,559	Asian Paints Ltd.	258,965
31,827	Aurobindo Pharma Ltd.	341,082
6,450	Avenue Supermarts Ltd.* (a)	116,769
6,124	Bajaj Finance Ltd.	197,045
1,349	Bajaj Finserv Ltd.	98,510
961	Bajaj Holdings & Investment Ltd.	36,597
18,686	Bank of Baroda*	27,977
46,203	Bharat Petroleum Corp. Ltd.	172,306
2,761	Britannia Industries Ltd.	210,486
58,489	Coal India Ltd.	210,799
6,373	Colgate-Palmolive India Ltd.	96,369
51,590	Dabur India Ltd.	268,461
19,549	Exide Industries Ltd.	70,353
25,059	GAIL India Ltd.	126,961
967	GlaxoSmithKline Consumer Healthcare Ltd.	91,476
37,522	Godrej Consumer Products Ltd.	368,600
17,417	Grasim Industries Ltd.	196,512
30,257	HCL Technologies Ltd.	432,556
11,413	HDFC Standard Life Insurance Co. Ltd. (a)	57,516
9,776	Hero MotoCorp Ltd.	364,976
41,558	Hindalco Industries Ltd.	123,908
28,222	Hindustan Petroleum Corp. Ltd.	85,884
70,338	Hindustan Unilever Ltd.	1,544,236
10,838	Hindustan Zinc Ltd.	38,483
60,760	Housing Development Finance Corp. Ltd.	1,453,595
20,732	IDBI Bank Ltd.*	16,593
11,527	Indiabulls Housing Finance Ltd.	130,014
101,402	Indian Oil Corp. Ltd.	190,257
211,205	Infosys Ltd.	1,951,758
285,945	ITC Ltd.	1,083,599
17,557	Jindal Steel & Power Ltd.*	40,708
54,842	JSW Steel Ltd.	251,786
17,232	L&T Finance Holdings Ltd.	29,782
1,518	Larsen & Toubro Infotech Ltd. (a)	36,315
17,853	Larsen & Toubro Ltd.	313,733
8,739	LIC Housing Finance Ltd.	48,557
10,472	Mahindra & Mahindra Financial Services Ltd.	57,873
35,337	Mahindra & Mahindra Ltd.	366,346
9,267	Mangalore Refinery & Petrochemicals Ltd.	10,265
4,052	Mphasis Ltd.	54,169
2,330	Nestle India Ltd.	319,541
295,651	NHPC Ltd.	97,410
35,159	NMDC Ltd.	51,940
246,008	NTPC Ltd.	531,153

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	81

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	India — continued
142,609	Oil & Natural Gas Corp. Ltd.	295,408
12,612	Oil India Ltd.	33,680
1,155	Oracle Financial Services Software Ltd.	56,662
470	Page Industries Ltd.	187,359
45,028	Petronet LNG Ltd.	137,343
5,643	Pidilite Industries Ltd.	73,184
10,301	Piramal Enterprises Ltd.	302,856
22,377	Power Finance Corp. Ltd.	28,904
92,236	Power Grid Corp. of India Ltd.	231,851
78,729	REC Ltd.	123,938
150,082	Reliance Industries Ltd.	2,154,619
65,950	Reliance Power Ltd.*	26,988
5,925	Shriram Transport Finance Co. Ltd.	93,590
45,900	Steel Authority of India Ltd.*	40,072
51,956	Tata Consultancy Services Ltd.	1,362,050
113,671	Tata Power Co. Ltd. (The)	117,647
13,381	Tata Steel Ltd.	100,337
24,963	Tech Mahindra Ltd.	251,434
31,003	Titan Co. Ltd.	354,709
13,850	Torrent Power Ltd.	48,312
6,500	United Breweries Ltd.	107,299
16,865	UPL Ltd.	153,839
77,451	Vedanta Ltd.	221,600
57,625	Wipro Ltd.	257,971
60,229	Yes Bank Ltd.	153,176

		19,620,913

	Indonesia — 3.9%
1,465,000	Adaro Energy Tbk. PT	159,196
3,493,400	Astra International Tbk. PT	1,817,145
1,060,100	Bank Central Asia Tbk. PT	1,650,641
2,016,100	Bank Mandiri Persero Tbk. PT	905,877
814,700	Bank Negara Indonesia Persero Tbk. PT	393,375
5,825,200	Bank Rakyat Indonesia Persero Tbk. PT	1,209,009
480,700	Bukit Asam Tbk. PT	135,003
830,200	Bumi Serpong Damai Tbk. PT*	60,273
1,279,600	Charoen Pokphand Indonesia Tbk. PT	463,490
80,600	Gudang Garam Tbk. PT	384,220
324,500	Indah Kiat Pulp & Paper Corp. Tbk. PT	271,949
387,700	Matahari Department Store Tbk. PT	123,864
869,700	Media Nusantara Citra Tbk. PT	44,747
1,966,400	Perusahaan Gas Negara Persero Tbk.	287,987
188,400	United Tractors Tbk. PT	415,955
228,200	Vale Indonesia Tbk. PT*	44,042

		8,366,773

SHARES	INVESTMENTS	VALUE($)

	Kuwait — 0.4%
35,000	Agility Public Warehousing Co. KSC	95,638
20,779	Boubyan Bank KSCP	35,983
3,795	Humansoft Holding Co. KSC	38,106
92,500	Kuwait Finance House KSCP	178,762
152,497	Mobile Telecommunications Co. KSC	223,566
89,664	National Bank of Kuwait SAKP	242,646

		814,701

	Malaysia — 6.5%
254,700	AirAsia Group Bhd.	160,026
207,700	AMMB Holdings Bhd.	188,780
715,055	CIMB Group Holdings Bhd.	978,401
556,000	Dialog Group Bhd.	450,338
281,100	Gamuda Bhd.	160,823
387,600	Genting Bhd.	680,214
283,700	Hartalega Holdings Bhd.	424,452
67,768	Hong Leong Bank Bhd.	335,585
535,300	IOI Corp. Bhd.	575,753
632,708	Malayan Banking Bhd.	1,436,085
111,200	Malaysia Airports Holdings Bhd.	221,031
354,500	Maxis Bhd.	443,243
10,400	Nestle Malaysia Bhd.	357,395
336,500	Petronas Chemicals Group Bhd.	752,397
49,600	Petronas Dagangan Bhd.	308,697
140,000	Petronas Gas Bhd.	612,396
113,560	PPB Group Bhd.	455,048
216,900	Press Metal Aluminium Holdings Bhd.	251,091
335,700	Public Bank Bhd.	1,974,732
120,700	RHB Bank Bhd.	151,000
439,800	Sime Darby Bhd.	231,343
768,300	Tenaga Nasional Bhd.	2,700,681
594,500	YTL Power International Bhd.	135,163

		13,984,674

	Mexico — 4.2%
229,500	Alfa SAB de CV, Class A	241,891
26,384	Alpek SAB de CV*	34,731
40,197	Banco del Bajio SA (a)	79,016
99,319	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B	123,848
1,162,400	Cemex SAB de CV*	580,249
23,400	El Puerto de Liverpool SAB de CV, Class C1	148,292
179,589	Fibra Uno Administracion SA de CV, REIT	192,999
255,400	Fomento Economico Mexicano SAB de CV	2,171,244
33,011	GMexico Transportes SAB de CV (a)	45,194
24,929	Gruma SAB de CV, Class B	260,172

SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Mexico — continued
24,380	Grupo Aeroportuario del Centro Norte SAB de CV	127,569
26,971	Grupo Aeroportuario del Pacifico SAB de CV, Class B	223,129
15,380	Grupo Aeroportuario del Sureste SAB de CV, Class B	255,641
35,800	Grupo Carso SAB de CV, Series A1	105,356
165,222	Grupo Financiero Banorte SAB de CV, Class O	909,023
131,081	Grupo Financiero Inbursa SAB de CV, Class O	169,907
250,014	Grupo Mexico SAB de CV, Series B	576,873
8,640	Industrias Penoles SAB de CV	121,774
73,400	Infraestructura Energetica Nova SAB de CV	287,735
98,700	Kimberly-Clark de Mexico SAB de CV, Class A	142,269
36,030	Megacable Holdings SAB de CV	159,759
71,815	Mexichem SAB de CV	189,708
70,000	Nemak SAB de CV (a)	50,967
16,190	Promotora y Operadora de Infraestructura SAB de CV	147,337
13,243	Regional SAB de CV	64,496
618,696	Wal-Mart de Mexico SAB de CV	1,580,148

		8,989,327

	Pakistan — 0.0% (b)
30,200	Oil & Gas Development Co. Ltd.	36,167

	Philippines — 1.2%
525,600	Alliance Global Group, Inc.*	111,934
26,885	Ayala Corp.	462,832
750,600	Ayala Land, Inc.	556,949
581,700	Bloomberry Resorts Corp.	91,451
5,550	Globe Telecom, Inc.	216,793
10,228	GT Capital Holdings, Inc.	145,281
52,600	Manila Electric Co.	362,059
1,325,000	Megaworld Corp.	109,320
2,762,800	Metro Pacific Investments Corp.	248,173
14,060	PLDT, Inc.	362,847

		2,667,639

	Qatar — 1.6%
11,955	Barwa Real Estate Co.	122,768
11,658	Commercial Bank PQSC (The)	132,541
9,340	Doha Bank QPSC	56,358
15,614	Industries Qatar QSC	600,819
22,547	Masraf Al Rayan QSC	235,172
7,365	Qatar Electricity & Water Co. QSC	379,930
21,095	Qatar Gas Transport Co. Ltd.	100,908
6,962	Qatar Islamic Bank SAQ	292,512

SHARES	INVESTMENTS	VALUE($)

	Qatar — continued
26,697	Qatar National Bank QPSC	1,429,002

		3,350,010

	Russia — 6.3%
65,520	Aeroflot PJSC	96,740
175,450	Alrosa PJSC	266,070
37,486,813	Federal Grid Co. Unified Energy System PJSC	87,044
745,110	Gazprom PJSC	1,755,409
5,120,506	Inter RAO UES PJSC	309,806
32,906	LUKOIL PJSC	2,466,936
8,668	Magnit PJSC	472,717
124,391	Magnitogorsk Iron & Steel Works PJSC	90,438
3,254	MMC Norilsk Nickel PJSC	543,660
141,143	Mobile TeleSystems PJSC	553,582
85,084	Moscow Exchange MICEX-RTS PJSC*	113,418
75,905	Novatek PJSC	1,208,867
61,446	Novolipetsk Steel PJSC	149,642
3,109	Polyus PJSC, GDR (a)	95,822
82,659	Rosneft Oil Co. PJSC	576,425
122,120	Rostelecom PJSC	129,781
16,558,900	RusHydro PJSC	138,201
613,824	Sberbank of Russia PJSC	1,764,305
13,215	Severstal PJSC	206,483
406,622	Sistema PJSC FC	48,190
506,610	Surgutneftegas PJSC	203,745
546,099	Surgutneftegas PJSC (Preference)	315,502
105,996	Tatneft PJSC	1,253,272
10,459	Tatneft PJSC (Preference)	83,302
110	Transneft PJSC (Preference)	285,543
299,098,247	VTB Bank PJSC	166,299

		13,381,199

	Singapore — 0.0% (b)
23,200	Yanlord Land Group Ltd.	21,159

	South Africa — 6.2%
43,615	Absa Group Ltd.	440,699
7,820	AECI Ltd.	50,092
7,228	African Rainbow Minerals Ltd.	61,190
4,508	Anglo American Platinum Ltd.	146,768
56,142	Aspen Pharmacare Holdings Ltd.	593,701
2,403	Assore Ltd.	50,192
40,126	AVI Ltd.	271,995
16,384	Barloworld Ltd.	133,544
41,360	Bid Corp. Ltd.	774,417
25,324	Bidvest Group Ltd. (The)	316,035
3,210	Capitec Bank Holdings Ltd.	215,647

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	83

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	South Africa — continued
29,343	Clicks Group Ltd.	373,935
15,416	Coronation Fund Managers Ltd.	51,355
20,758	Discovery Ltd.	222,781
17,647	Exxaro Resources Ltd.	180,491
201,786	FirstRand Ltd.	881,334
27,499	Foschini Group Ltd. (The)	301,038
171,678	Growthpoint Properties Ltd., REIT	263,583
30,640	Harmony Gold Mining Co. Ltd.*	57,201
14,766	Hyprop Investments Ltd., REIT	90,353
12,217	Imperial Holdings Ltd.	135,555
17,497	Investec Ltd.	108,843
5,091	JSE Ltd.	56,592
143,971	KAP Industrial Holdings Ltd.	76,045
3,789	Kumba Iron Ore Ltd.	74,290
6,865	Liberty Holdings Ltd.	50,253
30,119	Mr Price Group Ltd.	471,579
51,539	Nampak Ltd.*	51,998
12,888	Nedbank Group Ltd.	217,874
40,810	Pick n Pay Stores Ltd.	188,469
41,359	Rand Merchant Investment Holdings Ltd.	96,103
305,332	Redefine Properties Ltd., REIT	198,484
41,116	Remgro Ltd.	530,055
12,866	Reunert Ltd.	69,552
42,484	RMB Holdings Ltd.	214,581
107,583	Sanlam Ltd.	541,715
39,324	Sappi Ltd.	220,944
38,024	Sasol Ltd.	1,242,623
54,944	Shoprite Holdings Ltd.	670,767
23,162	SPAR Group Ltd. (The)	276,060
79,080	Standard Bank Group Ltd.	876,144
27,817	Super Group Ltd.*	75,423
41,625	Telkom SA SOC Ltd.	151,376
13,302	Tongaat Hulett Ltd.	51,044
50,274	Truworths International Ltd.	275,388
63,451	Tsogo Sun Holdings Ltd.	86,881
87,836	Vodacom Group Ltd.	740,700
44,175	Vukile Property Fund Ltd., REIT	60,786

		13,286,475

	Taiwan — 15.3%
257,000	Acer, Inc.*	180,841
298,500	ASE Technology Holding Co. Ltd.*	602,052
200,000	Asia Cement Corp.	212,055
65,000	Asustek Computer, Inc.	481,991
784,000	AU Optronics Corp.	306,313
68,000	Catcher Technology Co. Ltd.	687,561

SHARES	INVESTMENTS	VALUE($)

	Taiwan — continued
556,000	Cathay Financial Holding Co. Ltd.	882,747
85,000	Chailease Holding Co. Ltd.	243,794
430,600	Chang Hwa Commercial Bank Ltd.	244,621
52,551	Chicony Electronics Co. Ltd.	105,327
980,000	China Development Financial Holding Corp.	315,539
180,838	China Life Insurance Co. Ltd.	171,878
1,003,000	China Steel Corp.	792,166
364,000	Compal Electronics, Inc.	201,065
1,283,395	CTBC Financial Holding Co. Ltd.	859,401
724,582	E.Sun Financial Holding Co. Ltd.	481,101
26,000	Eclat Textile Co. Ltd.	309,574
272,850	Eva Airways Corp.	124,991
532,000	Far Eastern New Century Corp.	535,095
45,000	Feng TAY Enterprise Co. Ltd.	270,704
681,501	First Financial Holding Co. Ltd.	431,147
285,000	Formosa Chemicals & Fibre Corp.	1,034,281
117,000	Formosa Petrochemical Corp.	461,890
404,000	Formosa Plastics Corp.	1,321,113
134,000	Formosa Taffeta Co. Ltd.	146,065
98,533	Foxconn Technology Co. Ltd.	209,232
515,000	Fubon Financial Holding Co. Ltd.	807,986
20,000	Globalwafers Co. Ltd.	159,211
1,061,992	Hon Hai Precision Industry Co. Ltd.*	2,703,352
598,951	Hua Nan Financial Holdings Co. Ltd.	338,310
742,000	Innolux Corp.	225,304
267,000	Inventec Corp.	215,790
14,000	Largan Precision Co. Ltd.	1,529,688
764,233	Mega Financial Holding Co. Ltd.	647,147
463,000	Nan Ya Plastics Corp.	1,153,337
72,737	Nanya Technology Corp.	121,453
51,000	Novatek Microelectronics Corp.	225,620
57,000	Oriental Union Chemical Corp.	51,725
182,000	Pegatron Corp.	332,559
346,000	Pou Chen Corp.	351,103
76,000	President Chain Store Corp.	859,724
41,000	Realtek Semiconductor Corp.	165,096
586,119	Shin Kong Financial Holding Co. Ltd.	193,245
736,580	SinoPac Financial Holdings Co. Ltd.	250,564
122,200	Synnex Technology International Corp.	131,870
692,604	Taishin Financial Holding Co. Ltd.	308,605
296,957	Taiwan Business Bank	98,030
398,000	Taiwan Cement Corp.	447,386
633,944	Taiwan Cooperative Financial Holding Co. Ltd.	357,056
60,000	Taiwan Fertilizer Co. Ltd.*	81,599
812,000	Taiwan Semiconductor Manufacturing Co. Ltd.	6,095,994

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Taiwan — continued
625,000	Uni-President Enterprises Corp.	1,514,909
1,053,000	United Microelectronics Corp.	401,279
77,000	Vanguard International Semiconductor Corp.	142,462
273,000	Walsin Lihwa Corp.	135,780
43,000	Walsin Technology Corp.	181,705
245,523	Wistron Corp.	150,516
35,000	Yageo Corp.	358,894
785,665	Yuanta Financial Holding Co. Ltd.	382,068

		32,731,911

	Thailand — 7.0%
217,200	Advanced Info Service PCL	1,271,445
544,400	Airports of Thailand PCL	1,046,571
34,600	Bangkok Bank PCL	221,595
19,800	Bangkok Bank PCL, NVDR	123,753
1,688,600	Bangkok Dusit Medical Services PCL	1,252,335
522,800	Banpu PCL	275,305
269,300	Central Pattana PCL	642,208
57,800	Delta Electronics Thailand PCL	120,335
51,900	Electricity Generating PCL	362,063
80,000	Glow Energy PCL	202,181
67,100	Gulf Energy Development PCL	158,136
955,600	Home Product Center PCL	430,341
211,600	Indorama Ventures PCL	347,126
240,300	Intouch Holdings PCL, NVDR	384,646
1,226,600	IRPC PCL	225,869
673,000	Krung Thai Bank PCL	408,567
717,000	Land & Houses PCL, NVDR	223,324
165,600	PTT Exploration & Production PCL	693,599
243,800	PTT Global Chemical PCL	566,293
1,716,500	PTT PCL	2,590,318
151,000	Ratchaburi Electricity Generating Holding PCL	223,198
106,700	Siam Cement PCL (The) (Registered)	1,325,321
262,300	Siam Commercial Bank PCL (The)	1,088,533
122,600	Thai Oil PCL	313,550
2,330,900	TMB Bank PCL	160,689
2,069,100	True Corp. PCL	369,010

		15,026,311

	Turkey — 1.0%
124,651	Akbank T.A.S.	147,411
117,327	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S, REIT	35,139
34,642	Enerjisa Enerji A/S (a)	29,890
38,899	Enka Insaat ve Sanayi A/S	32,507
95,955	Eregli Demir ve Celik Fabrikalari TAS	155,716
7,810	Ford Otomotiv Sanayi A/S	83,871

SHARES	INVESTMENTS	VALUE($)

	Turkey — continued
53,234	Haci Omer Sabanci Holding A/S	67,903
10,750	Iskenderun Demir ve Celik A/S	13,365
59,273	KOC Holding A/S	165,579
3,023	Koza Altin Isletmeleri A/S*	24,367
60,110	Petkim Petrokimya Holding A/S	54,714
27,084	Soda Sanayii A/S	32,845
13,455	TAV Havalimanlari Holding A/S	56,018
13,275	Tekfen Holding A/S	50,539
14,877	Tofas Turk Otomobil Fabrikasi A/S	56,153
8,822	Tupras Turkiye Petrol Rafinerileri A/S	208,143
67,569	Turk Hava Yollari AO*	170,199
151,943	Turkcell Iletisim Hizmetleri A/S	309,196
127,790	Turkiye Garanti Bankasi A/S	160,749
37,845	Turkiye Halk Bankasi A/S	41,852
86,616	Turkiye Is Bankasi A/S, Class C	61,991
46,804	Turkiye Sise ve Cam Fabrikalari A/S	39,638
63,934	Turkiye Vakiflar Bankasi TAO, Class D	39,226
18,308	Ulker Biskuvi Sanayi A/S*	48,411
94,376	Yapi ve Kredi Bankasi A/S*	27,370

		2,112,792

	United Arab Emirates — 1.4%
120,023	Abu Dhabi Commercial Bank PJSC	264,407
276,428	Air Arabia PJSC	76,762
230,439	Aldar Properties PJSC	108,533
52,925	Arabtec Holding PJSC	28,961
438,441	Dana Gas PJSC	137,137
13,027	DP World Ltd.	234,356
126,618	Dubai Investments PJSC	55,831
96,839	Dubai Islamic Bank PJSC	138,675
47,758	Emaar Development PJSC	64,540
207,648	Emaar Properties PJSC	288,111
194,357	Emirates Telecommunications Group Co. PJSC	921,619
161,469	First Abu Dhabi Bank PJSC	607,873

		2,926,805

	United Kingdom — 0.1%
8,172	Mondi Ltd.	195,585

	United States — 0.1%
119,721	JBS SA	329,100

	Total Common Stocks (Cost $216,001,988)	212,576,421

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	85

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

NO. OF RIGHTS	INVESTMENTS	VALUE($)
Rights — 0.0% (b)
	Chile — 0.0% (b)
169	Banco de Credito e Inversiones SA, expiring 11/29/2018 (Strike Price CLP41,500.00)*	413

	Russia — 0.0% (b)
502,715	RusHydro PJSC, expiring 12/28/2018 (Strike Price $1.00)*	—	(c)

	Taiwan — 0.0% (b)
13,971	Taishin Financial Holding Co. Ltd., expiring 11/22/2018 (Strike Price $1.00)*	1,355

	Total Rights (Cost $—)	1,768

SHARES
Short-Term Investments — 0.4%
	Investment Companies — 0.4%
753,648	JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.02% (d) (e) (Cost $753,648)	753,648

	Total Investments — 99.8% (Cost 216,755,636)	213,331,837
	Other Assets Less Liabilities — 0.2%	472,415

	NET ASSETS — 100.0%	213,804,252

Percentages indicated are based on net assets.

Abbreviations

ADR	— American Depositary Receipt
CLP	— Chilean Peso
GDR	— Global Depositary Receipt
NVDR	— Non-voting depository receipt
Preference	— A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	— Real Estate Investment Trust

(a)

—  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	— Amount rounds to less than 0.1% of net assets.
(c)	— Amount rounds to less than 1.
(d)	— Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	— The rate shown is the current yield as of October 31, 2018.
*	— Non-income producing security.
‡	— Value determined using significant unobservable inputs.

Summary of Investments by Industry, October 31, 2018

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	19.1%
Oil, Gas & Consumable Fuels	12.3
Wireless Telecommunication Services	4.9
Metals & Mining	4.3
Semiconductors & Semiconductor Equipment	3.7
Chemicals	3.6
Electric Utilities	3.6
Electronic Equipment, Instruments & Components	2.9
Insurance	2.9
Food & Staples Retailing	2.6
Food Products	2.5
Real Estate Management & Development	2.2
Automobiles	2.2
Pharmaceuticals	2.2
IT Services	2.0
Diversified Financial Services	1.9
Independent Power and Renewable Electricity Producers	1.7
Interactive Media & Services	1.6
Construction Materials	1.6
Industrial Conglomerates	1.5
Diversified Telecommunication Services	1.5
Textiles, Apparel & Luxury Goods	1.4
Transportation Infrastructure	1.4
Gas Utilities	1.3
Technology Hardware, Storage & Peripherals	1.2
Beverages	1.1
Health Care Providers & Services	1.0
Others (each less than 1.0%)	11.8

SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

Futures contracts outstanding as of October 31, 2018:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	21	12/2018	USD	1,004,430	14,197

					14,197

Abbreviations

MSCI	— Morgan Stanley Capital International
USD	— United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	87

JPMorgan Diversified Return Europe Currency Hedged ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018

SHARES	INVESTMENTS	VALUE($)
Exchange Traded Funds — 100.1%
	United States — 100.1%
539,865	JPMorgan Diversified Return Europe Equity ETF (a) (Cost $28,437,436)	28,919,164

	Total Investments — 100.1% (Cost $28,437,436)	28,919,164
	Liabilities in Excess of Other Assets — (0.1)%	(24,926)

	NET ASSETS — 100.0%	28,894,238

Percentages indicated are based on net assets.

Abbreviations

ETF	— Exchange Traded Fund
(a)	— Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

Forward foreign currency exchange contracts outstanding as of October 31, 2018:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	2,990,225	CHF	2,912,394	Goldman Sachs International	11/5/2018	97,756
USD	107,753	DKK	703,948	Citibank, NA	11/5/2018	856
USD	1,089,743	DKK	6,976,758	Merrill Lynch International	11/5/2018	30,300
USD	129,927	DKK	831,791	Royal Bank of Canada	11/5/2018	3,616
USD	16,065,949	EUR	13,794,188	Barclays Bank plc	11/5/2018	438,386
USD	65,102	EUR	55,927	Merrill Lynch International	11/5/2018	1,743
USD	488,795	EUR	427,980	Societe Generale	11/5/2018	3,932
USD	135,063	GBP	102,774	BNP Paribas	11/5/2018	3,681
USD	7,110,459	GBP	5,443,994	Citibank, NA	11/5/2018	151,083
USD	138,616	GBP	106,131	Merrill Lynch International	11/5/2018	2,942
USD	218,256	GBP	168,817	Royal Bank of Canada	11/5/2018	2,448
USD	739,032	NOK	6,010,950	BNP Paribas	11/5/2018	25,885
USD	68,297	NOK	555,419	Goldman Sachs International	11/5/2018	2,401
USD	58,776	PLN	216,442	Citibank, NA	11/5/2018	2,366
USD	1,869,945	SEK	16,595,914	BNP Paribas	11/5/2018	55,992
USD	156,132	SEK	1,389,300	Goldman Sachs International	11/5/2018	4,280
GBP	433,372	USD	554,440	Merrill Lynch International	12/5/2018	343
USD	2,654,073	CHF	2,662,065	Goldman Sachs International	12/5/2018	2,690
USD	1,296,409	DKK	8,512,497	Societe Generale	12/5/2018	306
USD	15,861,985	EUR	13,965,412	National Australia Bank Ltd.	12/5/2018	853
USD	782,340	NOK	6,566,369	Citibank, NA	12/5/2018	2,274
USD	56,571	PLN	216,442	TD Bank Financial Group	12/5/2018	122
USD	1,959,879	SEK	17,869,321	Societe Generale	12/5/2018	1,627

Total unrealized appreciation						835,882

CHF	250,330	USD	257,057	Goldman Sachs International	11/5/2018	(8,440)
EUR	39,815	USD	46,172	Barclays Bank plc	11/5/2018	(1,065)
EUR	127,389	USD	148,258	BNP Paribas	11/5/2018	(3,937)
EUR	190,744	USD	222,138	Merrill Lynch International	11/5/2018	(6,043)
SEK	115,893	USD	12,966	Barclays Bank plc	11/5/2018	(298)
CHF	197,430	USD	196,843	Goldman Sachs International	12/5/2018	(205)

SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
DKK	704,312	USD	107,269	Citibank, NA	12/5/2018	(31)
EUR	1,008,916	USD	1,145,873	Goldman Sachs International	12/5/2018	(3)
NOK	359,927	USD	42,872	Societe Generale	12/5/2018	(114)
PLN	23,617	USD	6,170	Merrill Lynch International	12/5/2018	(10)
SEK	1,455,697	USD	159,687	Societe Generale	12/5/2018	(161)
USD	70,514	CHF	70,937	Goldman Sachs International	12/5/2018	(138)
USD	34,437	DKK	226,461	Citibank, NA	12/5/2018	(44)
USD	422,351	EUR	372,316	Royal Bank of Canada	12/5/2018	(505)
USD	196,635	GBP	153,785	Barclays Bank plc	12/5/2018	(233)
USD	7,414,542	GBP	5,793,291	Citibank, NA	12/5/2018	(1,756)
USD	20,088	NOK	169,179	Barclays Bank plc	12/5/2018	(10)
USD	51,181	SEK	467,687	Royal Bank of Canada	12/5/2018	(73)

Total unrealized depreciation						(23,066)

Net unrealized appreciation						812,816

Abbreviations

CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
NOK	— Norwegian Krone
PLN	— Polish Zloty
SEK	— Swedish Krona
USD	— United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	89

JPMorgan Diversified Return Europe Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018

SHARES	INVESTMENTS	VALUE($)
Common Stocks — 99.1%
	Australia — 0.7%
11,550	BHP Billiton plc	230,408
6,288	Rio Tinto plc	305,287

		535,695

	Austria — 0.9%
1,058	ANDRITZ AG	54,836
5,797	OMV AG	321,922
1,023	Verbund AG	41,178
6,191	voestalpine AG	219,719

		637,655

	Belgium — 2.2%
4,955	Ageas	247,924
1,028	bpost SA	15,601
4,006	Colruyt SA	232,926
1,159	Groupe Bruxelles Lambert SA	107,791
11,714	Proximus SADP	298,448
2,189	Solvay SA	249,343
2,742	UCB SA	230,273
5,228	Umicore SA	246,097

		1,628,403

	Chile — 0.2%
17,762	Antofagasta plc	177,798

	Denmark — 4.2%
5,852	Ambu A/S, Class B	121,981
1,990	Carlsberg A/S, Class B	219,530
3,205	Chr Hansen Holding A/S	323,519
2,657	Coloplast A/S, Class B	247,934
3,458	DSV A/S	277,417
4,739	GN Store Nord A/S	201,022
4,179	H Lundbeck A/S	194,915
1,643	ISS A/S	53,958
6,940	Novo Nordisk A/S, Class B	299,715
4,938	Novozymes A/S, Class B	243,863
5,031	Orsted A/S (a)	319,020
174	Rockwool International A/S, Class B	59,449
7,613	Tryg A/S	183,519
3,308	Vestas Wind Systems A/S	207,446
6,846	William Demant Holding A/S*	225,040

		3,178,328

	Finland — 4.5%
6,978	Elisa OYJ	277,627
12,961	Fortum OYJ	272,838
4,254	Kesko OYJ, Class B	248,445
5,661	Kone OYJ, Class B	275,546
6,741	Neste OYJ	553,538

SHARES	INVESTMENTS	VALUE($)

	Finland — continued
45,045	Nokia OYJ	254,441
22,006	Nordea Bank AB	191,251
7,824	Orion OYJ, Class B	269,140
6,458	Sampo OYJ, Class A	296,985
16,356	Stora Enso OYJ, Class R	245,752
8,552	UPM-Kymmene OYJ	274,936
9,971	Wartsila OYJ Abp	169,663

		3,330,162

	France — 15.0%
4,605	Accor SA	210,414
883	Aeroports de Paris	184,682
2,388	Air Liquide SA	288,676
2,360	Arkema SA	247,596
2,684	Atos SE	229,555
4,591	AXA SA	114,897
826	BioMerieux	62,989
873	BNP Paribas SA	45,496
3,065	Bouygues SA	111,660
2,798	Bureau Veritas SA	63,123
3,517	Capgemini SE	429,442
2,065	Casino Guichard Perrachon SA	91,072
2,045	Cie Generale des Etablissements Michelin SCA	209,356
2,385	Cie Plastic Omnium SA	66,308
5,473	CNP Assurances	121,979
2,387	Covivio, REIT	239,514
3,116	Danone SA	220,655
62	Dassault Aviation SA	102,879
1,814	Dassault Systemes SE	227,085
4,970	Edenred	188,528
2,227	Eiffage SA	217,493
18,777	Electricite de France SA	311,098
16,960	Engie SA	225,351
1,891	EssilorLuxottica SA	258,270
727	Eurazeo SE	53,091
8,104	Eutelsat Communications SA	164,143
2,951	Faurecia SA	143,060
1,452	Gecina SA, REIT	212,954
363	Hermes International	207,237
2,087	Imerys SA	128,649
1,793	Ingenico Group SA	126,899
1,299	Ipsen SA	180,111
606	Kering SA	269,360
2,198	Klepierre SA, REIT	74,485
5,099	Lagardere SCA	139,380
3,086	Legrand SA	201,519

SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	France — continued
1,123	L’Oreal SA	253,019
973	LVMH Moet Hennessy Louis Vuitton SE	295,213
7,957	Natixis SA	46,452
19,925	Orange SA	310,996
1,260	Orpea	155,122
1,556	Pernod Ricard SA	237,269
10,834	Peugeot SA	257,533
3,639	Publicis Groupe SA	210,650
2,454	Renault SA	183,250
1,942	Rubis SCA	100,196
2,198	Safran SA	284,043
3,995	Sanofi	356,995
405	Sartorius Stedim Biotech	50,184
3,069	Schneider Electric SE	221,923
2,639	SCOR SE	121,950
216	SEB SA	30,971
777	Societe BIC SA	74,385
2,823	Sodexo SA	288,163
1,984	Thales SA	253,393
5,638	TOTAL SA	330,812
2,320	Ubisoft Entertainment SA*	208,110
4,765	Valeo SA	153,692
11,687	Veolia Environnement SA	232,916
2,028	Vinci SA	180,491

		11,206,734

	Germany — 12.3%
1,381	1&1 Drillisch AG	61,601
736	Allianz SE (Registered)	153,323
3,430	Axel Springer SE	227,776
3,680	BASF SE	282,398
3,177	Bayer AG (Registered)	243,525
2,631	Bayerische Motoren Werke AG	226,557
734	Carl Zeiss Meditec AG	60,125
12,891	CECONOMY AG	65,869
1,018	Continental AG	167,752
3,329	Covestro AG (a)	214,683
3,613	Daimler AG (Registered)	214,022
1,171	Deutsche Boerse AG	147,982
12,243	Deutsche Lufthansa AG (Registered)	245,755
4,453	Deutsche Post AG (Registered)	140,605
17,270	Deutsche Telekom AG (Registered)	283,257
5,417	Deutsche Wohnen SE	247,775
12,705	E.ON SE	122,858
7,134	Evonik Industries AG	220,696
1,453	Fielmann AG	90,129

SHARES	INVESTMENTS	VALUE($)

	Germany — continued
1,139	Fraport AG Frankfurt Airport Services Worldwide	87,960
3,256	Fresenius Medical Care AG & Co. KGaA	255,650
3,378	Fresenius SE & Co. KGaA	214,692
3,229	FUCHS PETROLUB SE (Preference)	149,469
1,101	Hannover Rueck SE	148,063
1,775	Hella GmbH & Co. KGaA	83,028
2,585	Henkel AG & Co. KGaA (Preference)	282,424
596	HOCHTIEF AG	88,320
2,781	HUGO BOSS AG	198,740
12,463	Infineon Technologies AG	249,720
5,892	Innogy SE*	245,721
2,284	LEG Immobilien AG	249,662
2,351	Merck KGaA	251,565
1,331	MTU Aero Engines AG	282,614
3,418	Porsche Automobil Holding SE (Preference)	217,368
8,507	ProSiebenSat.1 Media SE	196,439
411	Puma SE	211,344
481	Rheinmetall AG	41,628
9,734	RWE AG	189,367
2,874	SAP SE	307,729
1,352	Scout24 AG (a)	56,031
1,483	Siemens AG (Registered)	170,466
2,390	Symrise AG	200,203
2,670	Talanx AG	95,402
51,291	Telefonica Deutschland Holding AG	199,390
10,808	TUI AG	179,319
8,900	Uniper SE	256,839
4,669	United Internet AG (Registered)	193,207
907	Volkswagen AG (Preference)	152,379
5,448	Vonovia SE	248,955
956	Wacker Chemie AG	85,394

		9,205,776

	Ireland — 0.5%
2,072	Paddy Power Betfair plc	177,686
6,116	Smurfit Kappa Group plc	198,835

		376,521

	Italy — 4.6%
142,545	A2A SpA	229,691
15,062	Assicurazioni Generali SpA	243,053
8,753	Atlantia SpA	175,882
512	DiaSorin SpA	48,565
59,838	Enel SpA	293,389
18,003	Eni SpA	319,729
89,741	Intesa Sanpaolo SpA	198,783

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	91

JPMorgan Diversified Return Europe Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Italy — continued
38,170	Italgas SpA	196,940
9,872	Mediobanca Banca di Credito Finanziario SpA	86,457
5,459	Moncler SpA	189,579
29,112	Poste Italiane SpA (a)	208,890
7,001	Recordati SpA	237,009
45,874	Saipem SpA*	250,872
61,282	Snam SpA	253,374
104,290	Telecom Italia SpA*	61,339
62,315	Terna Rete Elettrica Nazionale SpA	321,888
43,412	UnipolSai Assicurazioni SpA	94,779

		3,410,219

	Jersey — 0.3%
3,151	Randgold Resources Ltd.	247,838

	Jordan — 0.3%
9,589	Hikma Pharmaceuticals plc	232,581

	Kazakhstan — 0.1%
16,911	KAZ Minerals plc	111,658

	Luxembourg — 1.3%
7,882	ArcelorMittal	196,679
98	Eurofins Scientific SE	49,386
2,690	RTL Group SA	172,656
14,478	SES SA, FDR	311,162
13,985	Tenaris SA	205,868

		935,751

	Netherlands — 4.9%
2,265	Aalberts Industries NV	83,030
3,296	ABN AMRO Group NV, CVA (a)	80,843
40,462	Aegon NV	248,139
2,951	Akzo Nobel NV	247,781
50,078	Altice Europe NV*	119,138
1,668	ASML Holding NV	287,303
5,252	ASR Nederland NV	238,426
1,332	Gemalto NV*	75,978
1,713	Heineken Holding NV	148,168
1,818	Heineken NV	163,561
13,603	Koninklijke Ahold Delhaize NV	311,380
3,138	Koninklijke DSM NV	273,975
96,296	Koninklijke KPN NV	254,079
7,455	Koninklijke Philips NV	278,041
5,892	NN Group NV	252,991
287	Randstad NV	14,440
8,704	Royal Dutch Shell plc, Class B	283,863
5,192	Wolters Kluwer NV	294,566

		3,655,702

SHARES	INVESTMENTS	VALUE($)

	Norway — 2.6%
6,922	Aker BP ASA	227,005
11,826	DNB ASA	213,653
12,875	Equinor ASA	333,029
5,912	Gjensidige Forsikring ASA	91,477
15,159	Marine Harvest ASA	367,004
39,938	Norsk Hydro ASA	207,110
27,726	Orkla ASA	239,256
16,271	Telenor ASA	298,335

		1,976,869

	Poland — 0.2%
5,618	Polski Koncern Naftowy ORLEN SA	135,098

	Portugal — 0.9%
83,877	EDP – Energias de Portugal SA	294,890
16,169	Galp Energia SGPS SA	281,151
6,522	Jeronimo Martins SGPS SA	80,051

		656,092

	Russia — 0.3%
28,430	Evraz plc	196,983
6,660	Polymetal International plc	61,769

		258,752

	South Africa — 0.4%
14,171	Anglo American plc	302,457

	Spain — 5.2%
1,416	Acciona SA	119,441
8,643	Acerinox SA	96,576
3,962	ACS Actividades de Construccion y Servicios SA	148,343
791	Aena SME SA (a)	126,387
3,585	Amadeus IT Group SA	288,681
11,769	Enagas SA	312,037
14,619	Endesa SA	305,670
11,148	Grifols SA	317,609
44,757	Iberdrola SA	316,693
6,008	Industria de Diseno Textil SA	169,334
14,280	Mediaset Espana Comunicacion SA	97,102
18,045	Merlin Properties Socimi SA, REIT	226,105
12,199	Naturgy Energy Group SA	299,823
15,595	Red Electrica Corp. SA	322,917
17,165	Repsol SA	306,719
12,873	Siemens Gamesa Renewable Energy SA*	142,568
39,182	Telefonica SA	321,412

		3,917,417

SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Sweden — 6.2%
5,277	Alfa Laval AB	134,643
7,139	Atlas Copco AB, Class A*	176,489
9,000	Boliden AB*	205,531
10,059	Elekta AB, Class B	127,565
6,820	Hennes & Mauritz AB, Class B	120,460
5,540	Hexagon AB, Class B	271,148
7,639	Husqvarna AB, Class B	57,640
5,832	ICA Gruppen AB	206,333
3,872	Industrivarden AB, Class C	80,426
3,070	Investor AB, Class B	133,012
7,202	Kinnevik AB, Class B	199,665
713	L E Lundbergforetagen AB, Class B	21,978
4,153	Lundin Petroleum AB	126,352
14,692	Sandvik AB	232,263
10,331	Securitas AB, Class B	177,059
9,686	Skandinaviska Enskilda Banken AB, Class A	100,234
8,071	Skanska AB, Class B	126,873
5,993	SKF AB, Class B	96,080
18,425	Svenska Cellulosa AB SCA, Class B	174,180
14,203	Swedbank AB, Class A	319,490
5,294	Swedish Match AB	269,669
6,139	Swedish Orphan Biovitrum AB*	125,314
26,537	Tele2 AB, Class B	301,334
29,537	Telefonaktiebolaget LM Ericsson, Class B	257,171
74,094	Telia Co. AB	333,534
6,924	Trelleborg AB, Class B	124,926
7,597	Volvo AB, Class B	113,455

		4,612,824

	Switzerland — 9.4%
6,714	ABB Ltd. (Registered)	135,096
1,716	Adecco Group AG (Registered)	84,033
908	Baloise Holding AG (Registered)	129,783
92	Banque Cantonale Vaudoise (Registered)	68,762
67	Barry Callebaut AG (Registered)	130,957
6,381	Clariant AG (Registered)*	137,529
438	EMS-Chemie Holding AG (Registered)	241,325
316	Flughafen Zurich AG (Registered)	62,452
723	Geberit AG (Registered)	283,082
131	Georg Fischer AG (Registered)	121,875
125	Givaudan SA (Registered)	302,990
54,451	Glencore plc*	221,597
154	Helvetia Holding AG (Registered)	94,329
6,102	Logitech International SA (Registered)	225,922
1,026	Lonza Group AG (Registered)*	322,615
4,391	Nestle SA (Registered)	370,702

SHARES	INVESTMENTS	VALUE($)

	Switzerland — continued
4,299	Novartis AG (Registered)	376,474
7,003	OC Oerlikon Corp. AG (Registered)*	83,344
1,957	Pargesa Holding SA	143,663
227	Partners Group Holding AG	161,614
1,430	Roche Holding AG	348,008
1,096	Schindler Holding AG	231,108
98	SGS SA (Registered)	232,755
1,623	Sika AG (Registered)	208,105
1,728	Sonova Holding AG (Registered)	281,810
12,009	STMicroelectronics NV	182,554
378	Straumann Holding AG (Registered)	258,025
520	Swatch Group AG (The)	175,642
753	Swiss Life Holding AG (Registered)*	284,043
940	Swiss Prime Site AG (Registered)*	76,275
1,163	Swiss Re AG	104,941
735	Swisscom AG (Registered)	336,543
1,816	Temenos AG (Registered)*	249,586
1,607	Vifor Pharma AG	232,258
393	Zurich Insurance Group AG*	122,019

		7,021,816

	United Arab Emirates — 0.3%
5,308	NMC Health plc	239,335

	United Kingdom — 20.5%
13,504	3i Group plc	151,209
2,359	Admiral Group plc	60,641
8,163	Ashtead Group plc	201,519
4,553	AstraZeneca plc	348,257
1,257	AVEVA Group plc	42,047
17,233	BAE Systems plc	115,552
32,342	Barratt Developments plc	212,130
5,710	Bellway plc	209,429
5,609	Berkeley Group Holdings plc	250,685
49,237	BP plc	355,674
7,142	British American Tobacco plc	309,608
22,520	British Land Co. plc (The), REIT	170,078
117,119	BT Group plc	358,619
9,054	Bunzl plc	267,092
9,144	Burberry Group plc	211,586
15,431	Compass Group plc	303,509
4,817	Croda International plc	296,706
7,975	Diageo plc	275,708
13,534	easyJet plc	207,338
10,447	Experian plc	240,273
11,346	Fiat Chrysler Automobiles NV*	172,668
16,937	GlaxoSmithKline plc	328,032

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	93

JPMorgan Diversified Return Europe Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	United Kingdom — continued
7,178	IMI plc	91,006
2,723	Imperial Brands plc	92,235
16,980	Inchcape plc	117,275
24,086	Informa plc	219,799
45,820	Inmarsat plc	266,463
28,172	International Consolidated Airlines Group SA	217,192
3,011	Intertek Group plc	180,408
104,106	ITV plc	197,622
67,451	J Sainsbury plc	267,988
20,467	John Wood Group plc	186,541
5,315	Johnson Matthey plc	201,512
22,273	Just Eat plc*	172,782
57,838	Kingfisher plc	187,810
71,176	Legal & General Group plc	228,395
1,776	Linde plc	291,316
33,891	Meggitt plc	229,293
13,023	Micro Focus International plc	201,885
11,262	Mondi plc	265,207
31,041	National Grid plc	327,919
4,325	Next plc	287,322
20,918	Pearson plc	240,305
11,820	Pennon Group plc	112,604
6,683	Persimmon plc	195,592
3,940	Reckitt Benckiser Group plc	318,605
15,030	RELX plc	297,243
54,970	Rentokil Initial plc	221,674
24,674	Rightmove plc	142,432
36,875	Royal Mail plc	169,290
37,836	Sage Group plc (The)	263,070
1,128	Schroders plc	38,603
28,786	Segro plc, REIT	225,679
12,553	Severn Trent plc	298,314
18,448	Smith & Nephew plc	299,870
7,555	Smiths Group plc	134,672
18,516	SSE plc	269,879
27,183	Tate & Lyle plc	233,722
99,014	Taylor Wimpey plc	203,873
79,373	Tesco plc	216,166
5,925	Unilever NV, CVA	318,380
5,914	Unilever plc	313,262
32,212	United Utilities Group plc	298,499
139,471	Vodafone Group plc	262,280
5,503	Whitbread plc	309,420
58,423	William Hill plc	157,052
76,465	Wm Morrison Supermarkets plc	242,256

SHARES	INVESTMENTS	VALUE($)

	United Kingdom — continued
19,700	WPP plc	222,920

		15,323,992

	United States — 1.1%
3,909	Carnival plc	213,062
3,264	Ferguson plc	220,057
3,412	QIAGEN NV*	123,851
4,878	Shire plc	294,392

		851,362

	Total Common Stocks (Cost $73,847,159)	74,166,835

	Total Investments — 99.1% (Cost 73,847,159)	74,166,835
	Other Assets Less Liabilities — 0.9%	653,953

	NET ASSETS — 100.0%	74,820,788

Percentages indicated are based on net assets.

Abbreviations

CVA	— Dutch Certification
FDR	— Fiduciary Depositary Receipt
OYJ	— Public Limited Company
Preference	— A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	— Real Estate Investment Trust
SCA	— Limited partnership with share capital

(a)

—  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

*	— Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

Summary of Investments by Industry, October 31, 2018

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Chemicals	6.7%
Oil, Gas & Consumable Fuels	5.6
Pharmaceuticals	5.6
Insurance	5.2
Diversified Telecommunication Services	5.1
Electric Utilities	4.3
Metals & Mining	3.8
Media	3.4
Health Care Equipment & Supplies	3.3
Machinery	2.7
Food & Staples Retailing	2.6
Hotels, Restaurants & Leisure	2.5
Textiles, Apparel & Luxury Goods	2.4
Multi-Utilities	2.1
Food Products	2.1
Automobiles	1.9
Professional Services	1.9
Software	1.8
Banks	1.8
Aerospace & Defense	1.7
Household Durables	1.6
Equity Real Estate Investment Trusts (REITs)	1.5
Beverages	1.4
Paper & Forest Products	1.3
IT Services	1.3
Electrical Equipment	1.2
Personal Products	1.2
Construction & Engineering	1.2
Health Care Providers & Services	1.2
Auto Components	1.1
Real Estate Management & Development	1.1
Diversified Financial Services	1.0
Biotechnology	1.0
Semiconductors & Semiconductor Equipment	1.0
Commercial Services & Supplies	1.0
Water Utilities	1.0
Others (each less than 1.0%)	14.4

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	95

JPMorgan Diversified Return Europe Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

Futures contracts outstanding as of October 31, 2018:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
EURO STOXX 50 Index	7	12/2018	EUR	252,287	4,435
FTSE 100 Index	1	12/2018	GBP	90,567	2,171

					6,606

Abbreviations

EUR	— Euro
FTSE	— Financial Times and the London Stock Exchange
GBP	— British Pound

SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018

SHARES	INVESTMENTS	VALUE($)
Common Stocks — 98.8%
	Australia — 8.2%
25,843	AGL Energy Ltd.	330,027
148,977	Alumina Ltd.	270,368
23,717	Ansell Ltd.	391,006
39,585	APA Group	269,574
12,121	Aristocrat Leisure Ltd.	228,407
10,696	ASX Ltd.	449,239
70,321	Aurizon Holdings Ltd.	209,510
24,584	BHP Billiton Ltd.	567,243
13,385	BlueScope Steel Ltd.	137,205
81,172	Boral Ltd.	323,371
23,199	Brambles Ltd.	174,757
15,506	Caltex Australia Ltd.	310,257
8,932	CIMIC Group Ltd.	299,892
4,203	Cochlear Ltd.	529,633
22,480	Computershare Ltd.	315,679
24,162	Crown Resorts Ltd.	214,991
4,464	CSL Ltd.	595,931
93,781	CSR Ltd.	235,252
70,501	Dexus, REIT	509,392
11,058	Flight Centre Travel Group Ltd.	364,770
58,183	Fortescue Metals Group Ltd.	165,608
157,623	GPT Group (The), REIT	576,463
94,036	Harvey Norman Holdings Ltd.	212,871
228,097	Healthscope Ltd.	342,221
69,915	Incitec Pivot Ltd.	193,725
29,736	Insurance Australia Group Ltd.	143,822
7,998	LendLease Group	99,884
5,228	Macquarie Group Ltd.	435,974
373,273	Mirvac Group, REIT	574,182
21,610	Oil Search Ltd.	118,801
58,049	Origin Energy Ltd.*	300,825
137,097	Qantas Airways Ltd.	532,177
10,109	Ramsay Health Care Ltd.	403,502
8,746	Rio Tinto Ltd.	475,890
36,563	Santos Ltd.	171,611
152,497	Scentre Group, REIT	429,624
6,778	SEEK Ltd.	86,114
34,287	Sonic Healthcare Ltd.	548,758
179,161	South32 Ltd.	462,084
112,544	Star Entertainment Grp Ltd. (The)	379,517
15,660	Suncorp Group Ltd.	155,709
81,124	Sydney Airport	370,783
111,050	Telstra Corp. Ltd.	242,915
53,679	Transurban Group	431,759
35,244	Treasury Wine Estates Ltd.	379,351

SHARES	INVESTMENTS	VALUE($)

	Australia — continued
18,818	Wesfarmers Ltd.	623,209
16,727	Woodside Petroleum Ltd.	411,823
22,822	Woolworths Group Ltd.	460,626
25,387	WorleyParsons Ltd.	262,584

		16,718,916

	Austria — 0.2%
8,693	OMV AG	482,745

	Belgium — 0.9%
6,169	Ageas	308,666
6,433	Colruyt SA	374,042
4,147	Groupe Bruxelles Lambert SA	385,684
13,783	Proximus SADP	351,162
1,905	Solvay SA	216,993
1,128	UCB SA	94,729

		1,731,276

	Bermuda — 0.2%
3,352	RenaissanceRe Holdings Ltd.	409,480

	Canada — 3.6%
9,708	BCE, Inc.	375,725
1,234	Canadian Imperial Bank of Commerce	106,560
4,415	Canadian Tire Corp. Ltd., Class A	496,820
4,221	CGI Group, Inc., Class A*	260,676
13,787	Fortis, Inc.	455,569
29,566	Husky Energy, Inc.	417,960
18,025	Hydro One Ltd. (a)	262,204
5,608	Imperial Oil Ltd.	175,169
16,857	Inter Pipeline Ltd.	273,384
8,714	Loblaw Cos. Ltd.	435,816
16,469	Metro, Inc.	516,795
7,193	National Bank of Canada	326,525
13,436	RioCan, REIT	244,950
12,697	Rogers Communications, Inc., Class B	653,826
20,442	Shaw Communications, Inc., Class B	380,594
10,621	Suncor Energy, Inc.	356,279
14,818	Teck Resources Ltd., Class B	306,277
15,338	TELUS Corp.	525,228
10,483	Thomson Reuters Corp.	487,898
2,946	Toronto-Dominion Bank (The)	163,429

		7,221,684

	Chile — 0.0% (b)
1,225	Antofagasta plc	12,262

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	97

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	China — 0.5%
150,000	China Mengniu Dairy Co. Ltd.*	443,832
436,200	Semiconductor Manufacturing International Corp.*	360,318
556,000	Xinyi Solar Holdings Ltd.	173,956

		978,106

	Denmark — 0.8%
3,755	Carlsberg A/S, Class B	414,239
5,873	Chr Hansen Holding A/S	592,833
3,231	H Lundbeck A/S	150,699
6,645	Orsted A/S (a)	421,365

		1,579,136

	Finland — 1.1%
10,312	Elisa OYJ	410,273
25,489	Fortum OYJ	536,561
2,051	Kesko OYJ, Class B	119,784
7,537	Neste OYJ	618,902
3,134	Sampo OYJ, Class A	144,124
20,700	Stora Enso OYJ, Class R	311,022
5,865	UPM-Kymmene OYJ	188,552

		2,329,218

	France — 3.8%
4,188	Alstom SA*	182,901
4,036	Arkema SA	423,431
1,854	Atos SE	158,567
5,288	Bouygues SA	192,645
5,009	Capgemini SE	611,623
6,265	Casino Guichard Perrachon SA	276,304
4,975	Danone SA	352,297
4,038	Dassault Systemes SE	505,495
4,184	Eiffage SA	408,618
14,533	Eutelsat Communications SA	294,360
5,812	Faurecia SA	281,756
182	Iliad SA	21,037
10,860	Lagardere SCA	296,855
26,943	Orange SA	420,536
2,851	Pernod Ricard SA	434,739
7,588	Peugeot SA	180,373
4,390	Sanofi	392,293
5,435	SCOR SE	251,156
3,719	Sodexo SA	379,624
4,646	Thales SA	593,378
8,167	TOTAL SA	479,202
2,556	Vinci SA	227,482

SHARES	INVESTMENTS	VALUE($)

	France — continued
15,063	Vivendi SA	363,294

		7,727,966

	Germany — 3.0%
1,968	BASF SE	151,022
4,063	Beiersdorf AG	420,104
3,879	Covestro AG (a)	250,152
16,840	Deutsche Lufthansa AG (Registered)	338,031
27,022	Deutsche Telekom AG (Registered)	443,206
12,334	Evonik Industries AG	381,562
4,924	Fraport AG Frankfurt Airport Services Worldwide	380,259
5,575	Fresenius Medical Care AG & Co. KGaA	437,730
7,238	Fresenius SE & Co. KGaA	460,017
4,711	Hannover Rueck SE	633,539
24,023	Infineon Technologies AG	481,346
1,468	Merck KGaA	157,081
1,075	Rheinmetall AG	93,034
5,184	SAP SE	555,069
45,693	Telefonica Deutschland Holding AG	177,628
11,837	TUI AG	196,391
14,623	Uniper SE	421,996
4,388	United Internet AG (Registered)	181,579

		6,159,746

	Hong Kong — 4.0%
38,400	ASM Pacific Technology Ltd.	333,034
126,000	Cathay Pacific Airways Ltd.	160,534
59,760	CK Hutchison Holdings Ltd.	601,910
35,000	CK Infrastructure Holdings Ltd.	256,152
52,000	CLP Holdings Ltd.	582,683
52,000	Galaxy Entertainment Group Ltd.	282,315
24,200	Hang Seng Bank Ltd.	567,431
20,000	Henderson Land Development Co. Ltd.	93,282
276,211	Hong Kong & China Gas Co. Ltd.	527,602
548,800	Hutchison Port Holdings Trust	134,999
7,100	Jardine Matheson Holdings Ltd.	409,978
7,700	Jardine Strategic Holdings Ltd.	258,663
25,000	Johnson Electric Holdings Ltd.	56,076
68,000	Link REIT, REIT	604,322
117,000	MTR Corp. Ltd.	567,711
374,000	New World Development Co. Ltd.	475,790
457,000	PCCW Ltd.	250,925
46,500	Power Assets Holdings Ltd.	310,523
20,000	Sun Hung Kai Properties Ltd.	259,924
44,500	Swire Pacific Ltd., Class A	462,297

SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Hong Kong — continued
40,000	Techtronic Industries Co. Ltd.	188,351
596,000	WH Group Ltd. (a)	418,550
370,000	Xinyi Glass Holdings Ltd.	367,370

		8,170,422

	Israel — 0.3%
5,596	Check Point Software Technologies Ltd.*	621,156

	Italy — 0.9%
4,650	Buzzi Unicem SpA	89,290
76,282	Enel SpA	374,016
70,227	Italgas SpA	362,340
88,931	Parmalat SpA	273,979
8,769	Recordati SpA	296,863
84,477	Terna Rete Elettrica Nazionale SpA	436,365

		1,832,853

	Japan — 22.2%
11,600	Advantest Corp.	214,142
7,000	Aisin Seiki Co. Ltd.	273,779
16,200	ANA Holdings, Inc.	544,735
16,000	Aozora Bank Ltd.	552,102
29,200	Asahi Kasei Corp.	350,355
16,300	Astellas Pharma, Inc.	251,838
26,500	Brother Industries Ltd.	484,992
18,200	Canon, Inc.	518,398
23,800	Capcom Co. Ltd.	496,110
3,200	Central Japan Railway Co.	614,108
36,300	Chubu Electric Power Co., Inc.	523,471
26,600	Chugoku Electric Power Co., Inc. (The)	342,148
9,400	COMSYS Holdings Corp.	261,605
15,400	Cosmo Energy Holdings Co. Ltd.	566,391
18,300	Credit Saison Co. Ltd.	290,605
2,100	Dai Nippon Printing Co. Ltd.	47,119
16,100	Daiichi Sankyo Co. Ltd.	615,394
2,100	Daito Trust Construction Co. Ltd.	276,861
29,200	Daiwa Securities Group, Inc.	167,454
11,000	DIC Corp.	324,611
6,300	Dowa Holdings Co. Ltd.	183,350
5,900	Ebara Corp.	171,845
14,600	Electric Power Development Co. Ltd.	397,490
5,000	FamilyMart UNY Holdings Co. Ltd.	579,550
500	Fast Retailing Co. Ltd.	251,753
8,200	Fuji Electric Co. Ltd.	250,309
15,400	FUJIFILM Holdings Corp.	666,056
50,700	Fujikura Ltd.	218,711
400	Fujitsu Ltd.	24,335

SHARES	INVESTMENTS	VALUE($)

	Japan — continued
11,000	Hankyu Hanshin Holdings, Inc.	363,337
3,600	Hikari Tsushin, Inc.	628,756
10,600	Hitachi High-Technologies Corp.	397,812
4,200	Hokkaido Electric Power Co., Inc.	24,512
20,700	Hokuriku Electric Power Co.*	192,833
13,800	Honda Motor Co. Ltd.	393,928
8,800	Idemitsu Kosan Co. Ltd.	398,664
34,800	ITOCHU Corp.	645,400
17,300	Japan Airlines Co. Ltd.	613,997
8,100	Japan Petroleum Exploration Co. Ltd.	169,315
20,700	JXTG Holdings, Inc.	139,870
9,900	Kaneka Corp.	413,779
30,600	Kansai Electric Power Co., Inc. (The)	468,348
14,000	Kawasaki Kisen Kaisha Ltd.*	186,557
24,100	KDDI Corp.	583,216
15,100	Keisei Electric Railway Co. Ltd.	465,353
15,300	Kirin Holdings Co. Ltd.	365,097
19,400	K’s Holdings Corp.	245,079
33,900	Kuraray Co. Ltd.	465,634
19,000	Kyushu Electric Power Co., Inc.	220,722
1,900	Lawson, Inc.	120,607
79,800	Marubeni Corp.	647,073
1,100	Miraca Holdings, Inc.	26,778
22,900	Mitsubishi Corp.	644,528
10,700	Mitsubishi Gas Chemical Co., Inc.	179,612
26,000	Mitsubishi Tanabe Pharma Corp.	384,044
27,000	Mitsui & Co. Ltd.	451,132
372,900	Mizuho Financial Group, Inc.	640,405
6,000	Mochida Pharmaceutical Co. Ltd.	474,355
8,100	NH Foods Ltd.	279,335
11,800	Nihon M&A Center, Inc.	282,755
27,600	Nikon Corp.	481,141
1,200	Nippon Express Co. Ltd.	75,730
24,400	Nippon Kayaku Co. Ltd.	290,389
20,900	Nippon Paper Industries Co. Ltd.	378,663
6,100	Nippon Shokubai Co. Ltd.	393,557
4,500	Nippon Telegraph & Telephone Corp.	185,574
29,900	Nipro Corp.	380,753
52,500	Nissan Motor Co. Ltd.	477,633
14,900	Nisshin Steel Co. Ltd.	194,484
6,100	Nissin Foods Holdings Co. Ltd.	393,325
22,700	Nomura Real Estate Holdings, Inc.	426,419
8,600	Nomura Research Institute Ltd.	381,268
33,900	NTT Data Corp.	435,225
25,200	NTT DOCOMO, Inc.	624,931

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	99

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Japan — continued
49,400	Oji Holdings Corp.	350,796
2,500	Oriental Land Co. Ltd.	235,184
24,800	Osaka Gas Co. Ltd.	453,493
14,300	Otsuka Corp.	474,315
900	Otsuka Holdings Co. Ltd.	43,045
43,700	Resona Holdings, Inc.	229,864
600	Ryohin Keikaku Co. Ltd.	158,598
10,600	Sankyo Co. Ltd.	404,716
6,600	Sawai Pharmaceutical Co. Ltd.	334,568
13,300	SBI Holdings, Inc.	347,303
3,300	SCREEN Holdings Co. Ltd.	179,397
7,800	SCSK Corp.	330,529
10,500	Sega Sammy Holdings, Inc.	134,823
30,500	Sekisui Chemical Co. Ltd.	479,640
36,600	Sekisui House Ltd.	537,179
4,100	Shimamura Co. Ltd.	344,870
19,200	Shimizu Corp.	155,853
400	Showa Denko KK	17,417
37,000	Showa Shell Sekiyu KK	706,188
14,400	Skylark Holdings Co. Ltd.	224,190
183,100	Sojitz Corp.	615,758
5,500	Sony Corp.	297,642
13,200	Square Enix Holdings Co. Ltd.	473,107
56,600	Sumitomo Chemical Co. Ltd.	283,531
11,000	Sumitomo Corp.	166,833
30,500	Sumitomo Dainippon Pharma Co. Ltd.	637,259
11,100	Sumitomo Mitsui Financial Group, Inc.	432,180
9,900	Sumitomo Mitsui Trust Holdings, Inc.	393,362
9,600	Sumitomo Osaka Cement Co. Ltd.	356,668
10,100	Suzuken Co. Ltd.	511,216
7,300	Taisei Corp.	312,210
3,500	Taisho Pharmaceutical Holdings Co. Ltd.	373,193
13,900	Takashimaya Co. Ltd.	218,754
9,300	Takeda Pharmaceutical Co. Ltd.	385,574
22,200	Teijin Ltd.	384,875
11,000	Terumo Corp.	593,801
29,700	Tohoku Electric Power Co., Inc.	375,248
22,600	Tokyo Broadcasting System Holdings, Inc.	418,476
93,500	Tokyo Electric Power Co. Holdings, Inc.*	478,550
9,100	Tokyo Gas Co. Ltd.	223,795
15,300	Tokyo Tatemono Co. Ltd.	164,554
11,500	Tokyu Corp.	189,985
40,600	Tokyu Fudosan Holdings Corp.	228,754
23,700	Toppan Printing Co. Ltd.	335,057
13,900	Toyo Suisan Kaisha Ltd.	477,807

SHARES	INVESTMENTS	VALUE($)

	Japan — continued
8,900	Toyota Industries Corp.	437,187
10,300	Toyota Motor Corp.	603,384
13,800	Tsumura & Co.	429,222
21,100	Ube Industries Ltd.	459,614
83,900	Yamada Denki Co. Ltd.	395,618
17,800	Yokohama Rubber Co. Ltd. (The)	344,811

		45,231,535

	Macau — 0.4%
95,964	Sands China Ltd.	379,490
134,000	SJM Holdings Ltd.	108,586
136,862	Wynn Macau Ltd.	285,104

		773,180

	Netherlands — 1.8%
51,476	Aegon NV	315,684
457	Boskalis Westminster	13,140
3,560	Gemalto NV*	203,063
3,815	Heineken Holding NV	329,983
11,849	Koninklijke Ahold Delhaize NV	271,230
4,458	Koninklijke DSM NV	389,223
161,669	Koninklijke KPN NV	426,568
11,562	Koninklijke Philips NV	431,215
10,234	NN Group NV	439,429
6,656	Royal Dutch Shell plc, Class A	212,047
10,326	Wolters Kluwer NV	585,841

		3,617,423

	New Zealand — 0.3%
54,528	Contact Energy Ltd.	199,372
193,894	Spark New Zealand Ltd.	500,754

		700,126

	Norway — 1.0%
8,927	Equinor ASA	230,909
30,283	Marine Harvest ASA	733,160
42,147	Orkla ASA	363,700
24,711	Telenor ASA	453,085
7,811	Yara International ASA	335,430

		2,116,284

	Portugal — 0.4%
132,420	EDP – Energias de Portugal SA	465,555
23,920	Galp Energia SGPS SA	415,927

		881,482

SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Singapore — 2.2%
285,700	CapitaLand Mall Trust, REIT	435,153
264,100	ComfortDelGro Corp. Ltd.	430,024
25,900	DBS Group Holdings Ltd.	439,456
140,400	Genting Singapore Ltd.	89,346
607,500	Golden Agri-Resources Ltd.	112,005
114,300	Keppel Corp. Ltd.	512,116
151,200	Sembcorp Industries Ltd.	308,687
49,900	Singapore Airlines Ltd.	342,069
154,300	Singapore Press Holdings Ltd.	295,709
127,500	Singapore Telecommunications Ltd.	291,235
12,700	United Overseas Bank Ltd.	224,542
33,700	Venture Corp. Ltd.	373,066
223,500	Wilmar International Ltd.	510,544

		4,363,952

	South Africa — 0.2%
14,256	Anglo American plc	304,271

	South Korea — 8.4%
5,837	Celltrion Healthcare Co. Ltd.*	327,293
1,252	CJ CheilJedang Corp.	357,133
25,047	Doosan Infracore Co. Ltd.*	170,288
1,840	E-MART, Inc.	331,012
8,655	GS Engineering & Construction Corp.	319,148
7,427	GS Holdings Corp.	316,971
9,817	Hankook Tire Co. Ltd.	356,653
244	Hanmi Pharm Co. Ltd.	83,733
3,435	Hanmi Science Co. Ltd.	201,657
15,597	Hanon Systems	150,434
9,443	Hanwha Aerospace Co. Ltd.*	236,778
7,514	Hanwha Chemical Corp.	107,004
3,564	Hotel Shilla Co. Ltd.	224,616
131	Hyosung Advanced Materials Corp.*	12,083
342	Hyosung Chemical Corp.*	39,437
290	Hyosung Corp.	13,105
624	Hyosung Heavy Industries Corp.*	23,243
185	Hyosung TNC Co. Ltd.*	28,482
1,467	Hyundai Construction Equipment Co. Ltd.*	96,711
9,467	Hyundai Engineering & Construction Co. Ltd.	382,582
151	Hyundai Heavy Industries Holdings Co. Ltd.*	47,451
1,652	Hyundai Mobis Co. Ltd.	275,953
4,137	Hyundai Motor Co.	387,484
10,058	Hyundai Steel Co.	369,091
28,300	Industrial Bank of Korea	369,556
5,896	Kakao Corp.	476,598
15,199	Kia Motors Corp.	379,910

SHARES	INVESTMENTS	VALUE($)

	South Korea — continued
10,987	Korea Electric Power Corp.	262,441
5,572	Korea Gas Corp.*	255,611
541	Korea Zinc Co. Ltd.	180,434
10,362	Korean Air Lines Co. Ltd.	250,843
7,230	KT&G Corp.	644,708
5,674	LG Corp.	330,581
8,308	LG Display Co. Ltd.	121,226
6,451	LG Electronics, Inc.	360,642
269	LG Household & Health Care Ltd.	247,374
40,942	LG Uplus Corp.	581,878
1,688	Lotte Chemical Corp.	390,000
3,991	LOTTE Fine Chemical Co. Ltd.	143,516
1,085	NCSoft Corp.	410,084
1,382	Netmarble Corp. (a)	136,500
2,186	POSCO	500,360
1,161	Samsung Biologics Co. Ltd.* (a)	397,386
1,110	Samsung C&T Corp.	106,236
3,463	Samsung Electro-Mechanics Co. Ltd.	361,483
20,003	Samsung Electronics Co. Ltd.	748,828
16,825	Samsung Engineering Co. Ltd.*	271,586
2,082	Samsung SDS Co. Ltd.	354,155
1,508	Shinsegae, Inc.	344,309
2,563	SK Holdings Co. Ltd.	590,146
8,797	SK Hynix, Inc.	529,803
3,058	SK Innovation Co. Ltd.	573,895
2,366	SK Telecom Co. Ltd.	555,917
6,871	SKC Co. Ltd.	200,939
5,158	S-Oil Corp.	562,853
42,803	Woori Bank	593,078

		17,091,218

	Spain — 1.9%
2,239	Acciona SA	188,862
4,435	Acerinox SA	49,556
2,678	ACS Actividades de Construccion y Servicios SA	100,268
2,736	Aena SME SA (a)	437,163
2,347	Cellnex Telecom SA (a)	58,385
17,020	Enagas SA	451,259
15,640	Grifols SA	445,587
63,181	Iberdrola SA	447,058
20,099	Naturgy Energy Group SA	493,986
15,794	Red Electrica Corp. SA	327,038
28,091	Repsol SA	501,954
50,266	Telefonica SA	412,335

		3,913,451

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	101

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Sweden — 2.5%
4,257	Autoliv, Inc. (c)	354,778
14,360	Boliden AB*	327,936
10,298	Hexagon AB, Class B	504,022
9,842	Investor AB, Class B	426,418
3,485	Kinnevik AB, Class B	96,617
4,428	Lundin Petroleum AB	134,718
32,506	Securitas AB, Class B	557,107
22,554	Skanska AB, Class B	354,540
8,093	Svenska Cellulosa AB SCA, Class B	76,507
12,258	Swedish Match AB	624,406
47,753	Tele2 AB, Class B	542,247
127,677	Telia Co. AB	574,737
19,018	Trelleborg AB, Class B	343,130
2,611	Veoneer, Inc.*	87,677

		5,004,840

	Switzerland — 2.0%
3,088	Baloise Holding AG (Registered)	441,377
162	Barry Callebaut AG (Registered)	316,642
17,073	Clariant AG (Registered)*	367,972
795	Kuehne + Nagel International AG (Registered)	110,493
6,216	Logitech International SA (Registered)	230,143
274	Lonza Group AG (Registered)*	86,156
4,608	Novartis AG (Registered)	403,534
3,032	Sonova Holding AG (Registered)	494,472
237	Straumann Holding AG (Registered)	161,778
1,285	Swiss Life Holding AG (Registered)*	484,721
2,679	Swiss Prime Site AG (Registered)*	217,383
982	Swisscom AG (Registered)	449,640
2,498	Vifor Pharma AG	361,033

		4,125,344

	United Kingdom — 3.0%
3,960	Bellway plc	145,243
70,458	BP plc	508,969
3,079	Bunzl plc	90,830
11,649	Coca-Cola European Partners plc	529,913
5,115	easyJet plc	78,361
14,847	Hammerson plc, REIT	82,891
32,843	Inmarsat plc	190,996
35,045	International Consolidated Airlines Group SA	270,179
53,504	Kingfisher plc	173,736
10,452	Land Securities Group plc, REIT	113,698
9,927	Mondi plc	233,769

SHARES	INVESTMENTS	VALUE($)

	United Kingdom — continued
33,341	Pearson plc	383,020
3,857	Persimmon plc	112,883
63,049	Rentokil Initial plc	254,254
65,722	Royal Mail plc	301,725
47,305	Sage Group plc (The)	328,907
29,730	Segro plc, REIT	233,080
26,140	Smith & Nephew plc	424,902
31,263	Tate & Lyle plc	268,802
111,931	Taylor Wimpey plc	230,469
33,333	United Utilities Group plc	308,887
204,539	Vodafone Group plc	384,643
20,754	William Hill plc	55,791
152,144	Wm Morrison Supermarkets plc	482,021

		6,187,969

	United States — 25.0%
2,060	AbbVie, Inc.	160,371
22,826	AGNC Investment Corp., REIT	407,216
2,850	Air Products & Chemicals, Inc.	439,898
4,833	Alaska Air Group, Inc.	296,843
12,868	Alcoa Corp.*	450,251
881	Alleghany Corp.	529,199
9,176	Alliant Energy Corp.	394,384
5,525	Allstate Corp. (The)	528,853
9,651	Amdocs Ltd.	610,619
9,076	Ameren Corp.	586,128
6,044	American Electric Power Co., Inc.	443,388
294	American Water Works Co., Inc.	26,028
39,431	Annaly Capital Management, Inc., REIT	389,184
3,454	ANSYS, Inc.*	516,546
2,477	Anthem, Inc.	682,587
3,462	Aramark	124,355
6,364	Ashland Global Holdings, Inc.	470,809
2,080	Assurant, Inc.	202,197
20,377	AT&T, Inc.	625,166
8,148	AutoNation, Inc.*	329,831
6,813	Avangrid, Inc.	320,279
5,722	Avery Dennison Corp.	519,100
8,872	Avnet, Inc.	355,501
6,613	Axis Capital Holdings Ltd.	368,939
7,386	Baxter International, Inc.	461,699
2,475	Becton Dickinson and Co.	570,487
4,807	Broadridge Financial Solutions, Inc.	562,131
7,565	Brown & Brown, Inc.	213,182
14,984	CA, Inc.	664,690
7,273	Carnival Corp.	407,579

SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	United States — continued
2,326	Carnival plc	126,780
5,656	Celanese Corp.	548,293
16,658	CenterPoint Energy, Inc.	449,933
26,574	CenturyLink, Inc.	548,487
5,325	Chevron Corp.	594,536
11,549	Church & Dwight Co., Inc.	685,664
2,221	Cigna Corp.	474,872
6,064	Cincinnati Financial Corp.	476,873
3,118	Cintas Corp.	567,071
9,282	CMS Energy Corp.	459,645
6,175	CNA Financial Corp.	267,810
9,277	Commerce Bancshares, Inc.	590,017
6,019	Consolidated Edison, Inc.	457,444
2,967	Constellation Brands, Inc., Class A	591,115
5,646	Darden Restaurants, Inc.	601,581
2,248	DaVita, Inc.*	151,380
8,885	DENTSPLY SIRONA, Inc.	307,688
5,945	DTE Energy Co.	668,218
5,923	Eastman Chemical Co.	464,067
1,293	Everest Re Group Ltd.	281,693
10,494	Eversource Energy	663,850
4,834	Exelon Corp.	211,778
6,064	Fidelity National Information Services, Inc.	631,262
9,299	Foot Locker, Inc.	438,355
9,616	Garmin Ltd.	636,195
20,822	Gentex Corp.	438,303
4,073	Genuine Parts Co.	398,828
4,050	Harris Corp.	602,275
6,141	Hasbro, Inc.	563,191
1,092	Henry Schein, Inc.*	90,636
8,576	HollyFrontier Corp.	578,365
13,661	Hormel Foods Corp. (c)	596,166
2,473	IAC/InterActiveCorp*	486,167
3,420	Ingredion, Inc.	346,036
11,888	Intel Corp.	557,309
1,206	International Flavors & Fragrances, Inc.	174,460
7,438	International Paper Co.	337,388
10,035	Interpublic Group of Cos., Inc. (The)	232,411
4,634	IQVIA Holdings, Inc.*	569,658
5,091	Jabil, Inc.	125,900
4,297	JM Smucker Co. (The)	465,451
4,917	Johnson & Johnson	688,331
3,067	L3 Technologies, Inc.	581,104
3,666	Laboratory Corp. of America Holdings*	588,576
2,991	Lam Research Corp.	423,914

SHARES	INVESTMENTS	VALUE($)

	United States — continued
6,184	Leggett & Platt, Inc.	224,541
2,057	LyondellBasell Industries NV, Class A	183,628
1,979	ManpowerGroup, Inc.	150,978
2,263	Marathon Petroleum Corp.	159,428
4,379	McCormick & Co., Inc. (Non-Voting)	630,576
17,001	MDU Resources Group, Inc.	424,345
6,001	Molson Coors Brewing Co., Class B	384,064
27,811	News Corp., Class A	366,827
1,091	NextEra Energy, Inc.	188,198
2,007	Northrop Grumman Corp.	525,734
197	NVR, Inc.*	441,089
21,497	Old Republic International Corp.	474,009
15,840	Pfizer, Inc.	682,070
2,941	Phillips 66	302,394
7,244	Pinnacle West Capital Corp.	595,819
4,402	Public Service Enterprise Group, Inc.	235,199
16,745	PulteGroup, Inc.	411,425
4,413	Quest Diagnostics, Inc.	415,307
3,160	Raytheon Co.	553,126
8,891	Republic Services, Inc.	646,198
8,011	SCANA Corp.	320,841
10,516	Southwest Airlines Co.	516,336
1,834	Synopsys, Inc.*	164,198
8,234	Toll Brothers, Inc.	277,156
7,479	Torchmark Corp.	633,172
6,044	Tyson Foods, Inc., Class A	362,156
780	United Continental Holdings, Inc.*	66,698
2,033	UnitedHealth Group, Inc.	531,325
4,260	Universal Health Services, Inc., Class B	517,846
4,022	Valero Energy Corp.	366,364
12,034	Verizon Communications, Inc.	687,021
3,444	VMware, Inc., Class A*	486,947
6,277	Walmart, Inc.	629,458
4,039	Walt Disney Co. (The)	463,798
2,989	Waters Corp.*	566,983
5,720	Westlake Chemical Corp.	407,836
8,410	WR Berkley Corp.	638,319
5,844	Wyndham Destinations, Inc.	209,683
3,273	Wyndham Hotels & Resorts, Inc.	161,326
13,472	Xcel Energy, Inc.	660,263
8,602	Xylem, Inc.	564,119
2,087	Zimmer Biomet Holdings, Inc.	237,062

		50,860,378

	Total Common Stocks (Cost $204,543,360)	201,146,419

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	103

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

NO. OF RIGHTS	INVESTMENTS	VALUE($)
Rights — 0.0% (b)
	Australia — 0.0% (b)
17,270	WorleyParsons Ltd., expiring 11/7/2018 (Strike Price $1.00)* (Cost $—)	—	(d)

SHARES
Short-Term Investments — 0.3%
	Investment Companies — 0.3%
627,017	JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.02% (e) (f) (Cost $627,017)	627,017

Investment of Cash Collateral from Securities Loaned — 0.5%
924,151	JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.07% (e) (f) (Cost $924,151)	924,151

	Total Investments — 99.6% (Cost 206,094,528)	202,697,587
	Other Assets Less Liabilities — 0.4%	759,677

	NET ASSETS — 100.0%	203,457,264

Percentages indicated are based on net assets.

Abbreviations

OYJ	— Public Limited Company
REIT	— Real Estate Investment Trust
SCA	— Limited partnership with share capital

(a)

—  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	— Amount rounds to less than 0.1% of net assets.
(c)	— The security or a portion of this security is on loan at October 31, 2018. The total value of securities on loan at October 31, 2018 was $905,726.
(d)	— Amount rounds to less than 1.
(e)	— Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(f)	— The rate shown is the current yield as of October 31, 2018.
*	— Non-income producing security.

Summary of Investments by Industry, October 31, 2018

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Oil, Gas & Consumable Fuels	5.9%
Electric Utilities	5.7
Chemicals	5.2
Diversified Telecommunication Services	4.6
Insurance	4.1
Food Products	3.8
Pharmaceuticals	3.7
Health Care Providers & Services	3.2
Banks	2.8
Food & Staples Retailing	2.6
IT Services	2.5
Hotels, Restaurants & Leisure	2.5
Health Care Equipment & Supplies	2.5
Metals & Mining	2.4
Household Durables	2.4
Software	2.0
Airlines	2.0
Multi-Utilities	1.9
Equity Real Estate Investment Trusts (REITs)	1.9
Beverages	1.7
Auto Components	1.7
Wireless Telecommunication Services	1.7
Construction & Engineering	1.6
Trading Companies & Distributors	1.6
Semiconductors & Semiconductor Equipment	1.6
Industrial Conglomerates	1.6
Aerospace & Defense	1.5
Specialty Retail	1.5
Road & Rail	1.4
Real Estate Management & Development	1.3
Media	1.3
Technology Hardware, Storage & Peripherals	1.3
Gas Utilities	1.3
Commercial Services & Supplies	1.3
Automobiles	1.2
Entertainment	1.2
Electronic Equipment, Instruments & Components	1.1
Others (each less than 1.0%)	12.4

SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

Futures contracts outstanding as of October 31, 2018:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI EAFE E-Mini Index	16	12/2018	USD	1,450,480	(16,408)
S&P 500 E-Mini Index	4	12/2018	USD	542,040	(1,468)

					(17,876)

Abbreviations

EAFE	— Europe, Australasia, and Far East
MSCI	— Morgan Stanley Capital International
USD	— United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	105

JPMorgan Diversified Return International Currency Hedged ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018

SHARES	INVESTMENTS	VALUE($)
Exchange Traded Funds — 100.1%
	United States — 100.1%
592,880	JPMorgan Diversified Return International Equity ETF (a) (Cost $30,690,692)	31,392,996

	Total Investments — 100.1% (Cost $30,690,692)	31,392,996
	Liabilities in Excess of Other Assets — (0.1)%	(26,208)

	NET ASSETS — 100.0%	31,366,788

Percentages indicated are based on net assets.

Abbreviations

ETF	— Exchange Traded Fund

(a)	— Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

Forward foreign currency exchange contracts outstanding as of October 31, 2018:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	2,552,294	AUD	3,538,881	HSBC Bank, NA	11/5/2018	46,152
USD	371,516	AUD	513,427	National Australia Bank Ltd.	11/5/2018	7,920
USD	741,719	CHF	722,183	State Street Corp.	11/5/2018	24,477
USD	335,234	DKK	2,146,238	Merrill Lynch International	11/5/2018	9,321
USD	6,513,791	EUR	5,592,726	Barclays Bank plc	11/5/2018	177,740
USD	68,256	EUR	58,636	Merrill Lynch International	11/5/2018	1,827
USD	6,709,055	GBP	5,136,666	Citibank, NA	11/5/2018	142,554
USD	108,509	GBP	83,080	Merrill Lynch International	11/5/2018	2,303
USD	70,910	GBP	54,285	Royal Bank of Canada	11/5/2018	1,514
USD	2,136,332	HKD	16,709,365	HSBC Bank, NA	11/5/2018	5,304
USD	40,912	KRW	45,416,877	Goldman Sachs International**	11/5/2018	1,086
USD	3,350,333	KRW	3,716,792,747	Merrill Lynch International**	11/5/2018	91,029
USD	481,019	NOK	3,912,385	BNP Paribas	11/5/2018	16,848
USD	18,583	NOK	151,128	Goldman Sachs International	11/5/2018	653
USD	188,905	NZD	284,812	State Street Corp.	11/5/2018	3,044
USD	1,133,076	SEK	10,056,143	BNP Paribas	11/5/2018	33,928
USD	892,586	SGD	1,218,488	HSBC Bank, NA	11/5/2018	12,855
GBP	383,623	USD	490,793	Merrill Lynch International	12/5/2018	303
JPY	92,733,010	USD	823,548	UBS AG	12/5/2018	380
KRW	502,370,839	USD	440,483	Citibank, NA**	12/5/2018	48
USD	2,873,897	AUD	4,052,309	National Australia Bank Ltd.	12/5/2018	3,224
USD	673,007	CHF	675,122	State Street Corp.	12/5/2018	594
USD	303,620	DKK	1,993,632	Societe Generale	12/5/2018	72
USD	6,206,440	EUR	5,464,353	National Australia Bank Ltd.	12/5/2018	334
USD	2,166,838	HKD	16,966,565	UBS AG	12/5/2018	765
USD	484,141	NOK	4,063,513	Citibank, NA	12/5/2018	1,407
USD	175,973	NZD	269,397	UBS AG	12/5/2018	120
USD	1,076,428	SEK	9,814,399	Societe Generale	12/5/2018	894
USD	839,398	SGD	1,161,820	HSBC Bank, NA	12/5/2018	48

Total unrealized appreciation						586,744

CHF	47,061	USD	48,334	Barclays Bank plc	11/5/2018	(1,594)
DKK	152,605	USD	23,838	HSBC Bank, NA	11/5/2018	(664)

SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	47,027	USD	54,731	BNP Paribas	11/5/2018	(1,453)
EUR	139,983	USD	163,022	Merrill Lynch International	11/5/2018	(4,435)
KRW	41,548,069	USD	37,459	Merrill Lynch International**	11/5/2018	(1,025)
NZD	15,415	USD	10,223	Merrill Lynch International	11/5/2018	(164)
SEK	241,744	USD	27,243	Goldman Sachs International	11/5/2018	(820)
SGD	56,668	USD	41,510	Societe Generale	11/5/2018	(597)
USD	70,627	JPY	8,029,260	Barclays Bank plc	11/5/2018	(547)
USD	333,726	JPY	37,801,711	Citibank, NA	11/5/2018	(1,361)
USD	85,890	JPY	9,727,364	National Australia Bank Ltd.	11/5/2018	(337)
USD	8,047,257	JPY	911,509,570	State Street Corp.	11/5/2018	(32,668)
AUD	306,754	USD	217,544	UBS AG	12/5/2018	(238)
CHF	53,498	USD	53,328	Royal Bank of Canada	12/5/2018	(45)
DKK	122,775	USD	18,699	Citibank, NA	12/5/2018	(5)
EUR	417,107	USD	473,728	Goldman Sachs International	12/5/2018	(1)
HKD	2,000,729	USD	255,510	HSBC Bank, NA	12/5/2018	(83)
NZD	10,823	USD	7,069	Goldman Sachs International	12/5/2018	(4)
SEK	584,097	USD	64,074	Societe Generale	12/5/2018	(65)
SGD	74,191	USD	53,617	Societe Generale	12/5/2018	(18)
USD	46,675	AUD	65,954	Barclays Bank plc	12/5/2018	(47)
USD	100,209	EUR	88,337	Royal Bank of Canada	12/5/2018	(120)
USD	110,168	GBP	86,160	Barclays Bank plc	12/5/2018	(131)
USD	6,749,967	GBP	5,274,031	Citibank, NA	12/5/2018	(1,599)
USD	8,725,579	JPY	982,530,472	National Australia Bank Ltd.	12/5/2018	(4,161)
USD	3,262,651	KRW	3,720,661,555	Goldman Sachs International**	12/5/2018	(12)
USD	49,563	KRW	56,539,966	Merrill Lynch International**	12/5/2018	(17)
USD	17,650	SEK	161,281	Royal Bank of Canada	12/5/2018	(24)

Total unrealized depreciation						(52,235)

Net unrealized appreciation						534,509

**	— Non-deliverable forward.

Abbreviations

AUD	— Australian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
KRW	— South Korean Won
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	107

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018

SHARES	INVESTMENTS	VALUE($)
Common Stocks — 99.0%
	Australia — 9.0%
411,412	AGL Energy Ltd.	5,253,917
1,248,223	Alumina Ltd.	2,265,317
281,533	Ansell Ltd.	4,641,441
352,039	APA Group	2,397,385
230,203	Atlas Arteria Ltd.	1,115,143
206,335	BHP Billiton plc	4,116,113
254,595	Boral Ltd.	1,014,248
234,208	Brambles Ltd.	1,764,276
76,186	Caltex Australia Ltd.	1,524,392
28,091	CIMIC Group Ltd.	943,155
388,495	Coca-Cola Amatil Ltd.	2,734,112
39,953	Cochlear Ltd.	5,034,605
232,695	Computershare Ltd.	3,267,661
144,810	Crown Resorts Ltd.	1,288,502
37,934	CSL Ltd.	5,064,081
880,647	CSR Ltd.	2,209,128
727,131	Dexus, REIT	5,253,756
663,499	Downer EDI Ltd.	3,266,642
1,425,208	GPT Group (The), REIT	5,212,306
768,381	Harvey Norman Holdings Ltd.	1,739,398
1,707,687	Healthscope Ltd.	2,562,098
314,274	Incitec Pivot Ltd.	870,810
33,148	Macquarie Group Ltd.	2,764,284
704,581	Metcash Ltd.	1,377,074
1,017,466	Mirvac Group, REIT	1,565,103
340,327	Oil Search Ltd.	1,870,949
890,264	Origin Energy Ltd.*	4,613,577
333,992	Orora Ltd.	795,960
1,091,437	Qantas Airways Ltd.	4,236,690
52,454	Ramsay Health Care Ltd.	2,093,711
61,268	Rio Tinto Ltd.	3,333,734
85,918	Rio Tinto plc	4,171,385
1,091,065	Santos Ltd.	5,120,997
328,274	Sonic Healthcare Ltd.	5,253,977
281,142	Star Entertainment Grp Ltd. (The)	948,056
1,755,862	Tabcorp Holdings Ltd.	5,762,193
585,553	TPG Telecom Ltd.	2,981,514
2,540,180	Vicinity Centres, REIT	4,765,060
847,241	Vocus Group Ltd.*	2,067,425
102,529	Wesfarmers Ltd.	3,395,526
895,828	Whitehaven Coal Ltd.	3,094,436
223,073	Woodside Petroleum Ltd.	5,492,120
67,144	WorleyParsons Ltd.	694,486

		129,936,743

SHARES	INVESTMENTS	VALUE($)

	Austria — 0.4%
50,982	OMV AG	2,831,162
99,176	voestalpine AG	3,519,754

		6,350,916

	Belgium — 1.1%
83,555	Colruyt SA	4,858,240
34,245	Groupe Bruxelles Lambert SA	3,184,891
154,634	Proximus SADP	3,939,747
83,593	Umicore SA	3,934,966

		15,917,844

	Chile — 0.3%
456,119	Antofagasta plc	4,565,763

	China — 0.9%
353,000	China Mengniu Dairy Co. Ltd.*	1,044,486
219,000	FIH Mobile Ltd.*	20,425
946,600	Nexteer Automotive Group Ltd.	1,334,779
3,230,300	Semiconductor Manufacturing International Corp.*	2,668,349
1,300,000	Tingyi Cayman Islands Holding Corp.	1,926,144
1,590,000	Uni-President China Holdings Ltd.	1,546,813
2,583,000	Want Want China Holdings Ltd.	1,847,930
6,834,400	Xinyi Solar Holdings Ltd.	2,138,283

		12,527,209

	Denmark — 0.9%
61,283	Chr Hansen Holding A/S	6,186,034
6,927	DSV A/S	555,716
25,174	H Lundbeck A/S	1,174,158
11,012	ISS A/S	361,647
152,972	William Demant Holding A/S*	5,028,452

		13,306,007

	Finland — 1.9%
117,899	Elisa OYJ	4,690,732
223,574	Fortum OYJ	4,706,390
85,886	Kesko OYJ, Class B	5,015,965
71,652	Neste OYJ	5,883,712
30,838	Nokian Renkaat OYJ	980,906
15,411	Orion OYJ, Class B	530,128
159,421	UPM-Kymmene OYJ	5,125,186

		26,933,019

	France — 5.5%
35,043	Arkema SA	3,676,488
37,542	Atos SE	3,210,858
20,192	Bouygues SA	735,609
48,392	Capgemini SE	5,908,894

SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	France — continued
29,132	Casino Guichard Perrachon SA	1,284,801
16,827	Cie Plastic Omnium SA	467,828
8,470	Covivio, REIT	849,889
693	Dassault Aviation SA	1,149,917
38,392	Dassault Systemes SE	4,806,086
50,514	Eiffage SA	4,933,295
217,718	Electricite de France SA	3,607,161
47,104	Eutelsat Communications SA	954,072
39,119	Faurecia SA	1,896,425
15,707	Gecina SA, REIT	2,303,633
7,921	Ipsen SA	1,098,273
151,530	Lagardere SCA	4,142,031
283,018	Orange SA	4,417,443
5,772	Orpea	710,607
28,310	Pernod Ricard SA	4,316,894
29,642	Safran SA	3,830,571
101,969	SCOR SE	4,712,069
27,056	Sodexo SA	2,761,792
28,789	Thales SA	3,676,874
88,808	TOTAL SA	5,210,847
43,625	Vinci SA	3,882,597
180,528	Vivendi SA	4,354,031

		78,898,985

	Germany — 3.9%
52,387	Axel Springer SE	3,478,864
44,457	Beiersdorf AG	4,596,736
2,195	CECONOMY AG	11,216
50,746	Deutsche Lufthansa AG (Registered)	1,018,631
125,414	Deutsche Telekom AG (Registered)	2,057,000
133,877	Evonik Industries AG	4,141,590
59,234	Fraport AG Frankfurt Airport Services Worldwide	4,574,381
61,418	Fresenius Medical Care AG & Co. KGaA	4,822,327
44,203	Hannover Rueck SE	5,944,456
13,172	Hella GmbH & Co. KGaA	616,138
233,274	Infineon Technologies AG	4,674,086
12,966	Merck KGaA	1,387,404
46,766	SAP SE	5,007,399
877	Suedzucker AG	13,581
1,136,542	Telefonica Deutschland Holding AG	4,418,221
199,090	TUI AG	3,303,157
157,633	Uniper SE	4,549,030
49,064	United Internet AG (Registered)	2,030,309

		56,644,526

SHARES	INVESTMENTS	VALUE($)

	Hong Kong — 5.5%
367,200	ASM Pacific Technology Ltd.	3,184,640
1,319,000	Cathay Pacific Airways Ltd.	1,680,506
541,042	CK Hutchison Holdings Ltd.	5,449,442
638,500	CK Infrastructure Holdings Ltd.	4,672,948
530,500	CLP Holdings Ltd.	5,944,484
1,078,000	First Pacific Co. Ltd.	482,413
3,029,367	Hong Kong & China Gas Co. Ltd.	5,786,515
4,084,100	Hutchison Port Holdings Trust	1,004,648
44,200	Jardine Matheson Holdings Ltd.	2,552,260
72,900	Jardine Strategic Holdings Ltd.	2,448,897
3,082,000	Li & Fung Ltd.	611,661
625,000	Link REIT, REIT	5,554,435
263,000	Melco International Development Ltd.	451,383
1,096,500	MTR Corp. Ltd.	5,320,475
1,336,000	New World Development Co. Ltd.	1,699,612
8,633,000	PCCW Ltd.	4,740,117
802,500	Power Assets Holdings Ltd.	5,359,029
539,000	Swire Pacific Ltd., Class A	5,599,506
213,600	Swire Properties Ltd.	729,941
832,000	Techtronic Industries Co. Ltd.	3,917,697
3,052,500	WH Group Ltd. (a)	2,143,663
366,000	Wheelock & Co. Ltd.	1,956,643
4,498,000	Xinyi Glass Holdings Ltd.	4,466,027
1,386,500	Yue Yuen Industrial Holdings Ltd.	3,807,003

		79,563,945

	Italy — 1.2%
702,877	Davide Campari-Milano SpA	5,409,513
52,610	Eni SpA	934,340
370,524	Italgas SpA	1,911,736
1,169,700	Parmalat SpA	3,603,621
48,247	Recordati SpA	1,633,338
869,453	Terna Rete Elettrica Nazionale SpA	4,491,153

		17,983,701

	Japan — 25.0%
230,600	Alfresa Holdings Corp.	6,150,487
133,600	ANA Holdings, Inc.	4,492,380
127,200	Aozora Bank Ltd.	4,389,215
146,000	Asahi Kasei Corp.	1,751,774
56,500	Astellas Pharma, Inc.	872,937
80,700	Brother Industries Ltd.	1,476,938
151,200	Canon Marketing Japan, Inc.	2,861,164
178,500	Canon, Inc.	5,084,289
266,800	Capcom Co. Ltd.	5,561,436

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	109

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Japan — continued
31,000	Central Japan Railway Co.	5,949,170
396,800	Chubu Electric Power Co., Inc.	5,722,128
398,800	Chugoku Electric Power Co., Inc. (The)	5,129,642
225,700	COMSYS Holdings Corp.	6,281,311
70,300	Cosmo Energy Holdings Co. Ltd.	2,585,536
66,300	Credit Saison Co. Ltd.	1,052,846
558,300	Daiwa Securities Group, Inc.	3,201,688
54,400	Denka Co. Ltd.	1,769,237
124,100	DIC Corp.	3,662,206
172,300	Electric Power Development Co. Ltd.	4,690,932
15,500	FamilyMart UNY Holdings Co. Ltd.	1,796,604
87,500	Fuji Media Holdings, Inc.	1,420,121
113,500	FUJIFILM Holdings Corp.	4,908,918
557,600	Fujikura Ltd.	2,405,385
372,900	Gunma Bank Ltd. (The)	1,688,250
368,800	Hachijuni Bank Ltd. (The)	1,557,759
147,000	Hankyu Hanshin Holdings, Inc.	4,855,505
30,900	Hikari Tsushin, Inc.	5,396,820
21,400	Hitachi Capital Corp.	524,710
300	Hitachi Chemical Co. Ltd.	4,729
96,800	Hitachi High-Technologies Corp.	3,632,847
197,300	Hokuriku Electric Power Co.*	1,837,965
100,500	Idemitsu Kosan Co. Ltd.	4,552,921
59,700	Iida Group Holdings Co. Ltd.	1,086,709
173,500	Inpex Corp.	1,975,577
255,200	Itochu Techno-Solutions Corp.	4,839,626
172,800	Japan Airlines Co. Ltd.	6,132,872
135,200	Japan Petroleum Exploration Co. Ltd.	2,826,100
883,900	JXTG Holdings, Inc.	5,972,497
28,700	Kagome Co. Ltd.	764,092
35,100	Kajima Corp.	451,966
103,400	Kaneka Corp.	4,321,696
215,300	Kansai Electric Power Co., Inc. (The)	3,295,274
60,800	Kawasaki Kisen Kaisha Ltd.*	810,191
235,000	KDDI Corp.	5,686,965
38,900	Keisei Electric Railway Co. Ltd.	1,198,823
97,500	Kirin Holdings Co. Ltd.	2,326,598
372,600	K’s Holdings Corp.	4,707,030
269,700	Kuraray Co. Ltd.	3,704,470
295,300	Kyushu Electric Power Co., Inc.	3,430,487
207,800	Leopalace21 Corp.	865,585
106,000	Lintec Corp.	2,508,694
543,800	Marubeni Corp.	4,409,506
231,800	Matsui Securities Co. Ltd.	2,362,483
316,100	Mebuki Financial Group, Inc.	962,640
196,200	Medipal Holdings Corp.	4,199,877

SHARES	INVESTMENTS	VALUE($)

	Japan — continued
6,900	Miraca Holdings, Inc.	167,974
32,400	Mitsubishi Corp.	911,908
228,000	Mitsubishi Gas Chemical Co., Inc.	3,827,252
271,300	Mitsubishi Tanabe Pharma Corp.	4,007,355
238,300	Mitsubishi UFJ Lease & Finance Co. Ltd.	1,224,674
171,100	Mitsui & Co. Ltd.	2,858,843
73,000	Mochida Pharmaceutical Co. Ltd.	5,771,322
26,100	Nagoya Railroad Co. Ltd.	630,349
24,900	NH Foods Ltd.	858,698
42,300	Nifco, Inc.	963,996
188,800	Nikon Corp.	3,291,284
205,200	Nippo Corp.	3,364,297
33,900	Nippon Express Co. Ltd.	2,139,379
205,200	Nippon Paper Industries Co. Ltd.	3,717,781
49,300	Nippon Shokubai Co. Ltd.	3,180,713
113,800	Nippon Telegraph & Telephone Corp.	4,692,955
276,700	Nipro Corp.	3,523,560
109,500	Nissan Motor Co. Ltd.	996,205
302,200	Nisshin Seifun Group, Inc.	6,013,178
69,300	Nissin Foods Holdings Co. Ltd.	4,468,428
98,500	Nomura Real Estate Holdings, Inc.	1,850,319
49,800	Nomura Research Institute Ltd.	2,207,811
239,600	NTT DOCOMO, Inc.	5,941,803
121,500	NTT Urban Development Corp.	1,805,698
24,800	Oracle Corp. Japan	1,678,687
287,300	Osaka Gas Co. Ltd.	5,253,568
150,100	Resona Holdings, Inc.	789,531
73,300	Sankyo Co. Ltd.	2,798,648
48,800	Sawai Pharmaceutical Co. Ltd.	2,473,772
119,500	SBI Holdings, Inc.	3,120,505
45,800	SCSK Corp.	1,940,800
74,600	Sega Sammy Holdings, Inc.	957,887
198,700	Sekisui Chemical Co. Ltd.	3,124,739
344,800	Sekisui House Ltd.	5,060,638
80,300	Shikoku Electric Power Co., Inc.	1,007,886
128,500	Shimachu Co. Ltd.	3,368,464
24,700	Shimamura Co. Ltd.	2,077,630
317,600	Showa Shell Sekiyu KK	6,061,767
250,800	SKY Perfect JSAT Holdings, Inc.	1,113,659
136,200	Skylark Holdings Co. Ltd.	2,120,464
1,786,600	Sojitz Corp.	6,008,268
16,300	Sony Corp.	882,103
69,500	Square Enix Holdings Co. Ltd.	2,490,980
89,500	Sumitomo Dainippon Pharma Co. Ltd.	1,869,988
87,800	Sumitomo Mitsui Financial Group, Inc.	3,418,502
103,900	Sumitomo Osaka Cement Co. Ltd.	3,860,191

SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Japan — continued
76,900	Suzuken Co. Ltd.	3,892,325
114,400	Taisei Corp.	4,892,715
31,700	Taisho Pharmaceutical Holdings Co. Ltd.	3,380,061
99,600	Teijin Ltd.	1,726,736
19,400	TIS, Inc.	866,542
94,700	Tobu Railway Co. Ltd.	2,633,857
2,900	Toho Co. Ltd.	94,614
32,900	Toho Gas Co. Ltd.	1,132,818
339,500	Tohoku Electric Power Co., Inc.	4,289,447
39,000	Tokuyama Corp.	872,108
14,200	Tokyo Century Corp.	762,164
272,500	Tokyo Electric Power Co. Holdings, Inc.*	1,394,703
136,000	Tokyu Fudosan Holdings Corp.	766,270
135,200	Toyo Suisan Kaisha Ltd.	4,647,442
102,200	Toyota Industries Corp.	5,020,285
150,500	Tsumura & Co.	4,681,005
169,900	Ube Industries Ltd.	3,700,876
364,900	Yamada Denki Co. Ltd.	1,720,631
278,400	Yamaguchi Financial Group, Inc.	2,931,321
204,700	Yokohama Rubber Co. Ltd. (The)	3,965,329
137,100	Zeon Corp.	1,324,089

		360,697,405

	Jordan — 0.4%
243,394	Hikma Pharmaceuticals plc	5,903,511

	Luxembourg — 0.2%
45,555	RTL Group SA	2,923,916

	Macau — 0.2%
607,784	Sands China Ltd.	2,403,486

	Netherlands — 2.5%
771,635	Aegon NV	4,732,165
47,212	ASR Nederland NV	2,143,293
60,321	Heineken Holding NV	5,217,543
126,863	Koninklijke Ahold Delhaize NV	2,903,959
13,014	Koninklijke DSM NV	1,136,237
96,793	Koninklijke Philips NV	3,609,978
111,799	NN Group NV	4,800,440
187,939	Royal Dutch Shell plc, Class A	5,987,382
98,158	Wolters Kluwer NV	5,568,952

		36,099,949

	New Zealand — 0.7%
202,317	Fisher & Paykel Healthcare Corp. Ltd.	1,799,681
125,349	Fletcher Building Ltd.*	496,498
2,164,950	Spark New Zealand Ltd.	5,591,237
80,888	Xero Ltd.*	2,293,020

		10,180,436

SHARES	INVESTMENTS	VALUE($)

	Norway — 1.6%
150,530	Equinor ASA	3,893,655
287,160	Marine Harvest ASA	6,952,229
415,827	Norsk Hydro ASA	2,156,388
447,702	Orkla ASA	3,863,360
307,343	Telenor ASA	5,635,246

		22,500,878

	Portugal — 0.7%
1,263,398	EDP — Energias de Portugal SA	4,441,786
287,655	Galp Energia SGPS SA	5,001,816
54,161	Jeronimo Martins SGPS SA	664,771

		10,108,373

	Russia — 0.1%
320,377	Evraz plc	2,219,800

	Singapore — 2.6%
1,036,300	Ascendas, REIT	1,886,990
674,900	CapitaLand Commercial Trust, REIT	843,322
2,856,000	CapitaLand Mall Trust, REIT	4,350,009
1,370,300	ComfortDelGro Corp. Ltd.	2,231,208
11,345,200	Golden Agri-Resources Ltd.	2,091,722
1,117,500	Keppel Corp. Ltd.	5,006,904
1,258,900	Sembcorp Industries Ltd.	2,570,145
1,466,400	Singapore Press Holdings Ltd.	2,810,289
1,510,500	Singapore Telecommunications Ltd.	3,450,283
684,400	StarHub Ltd.	929,990
1,634,800	Suntec, REIT	2,092,204
353,800	Venture Corp. Ltd.	3,916,637
2,122,400	Wilmar International Ltd.	4,848,224

		37,027,927

	South Africa — 0.3%
201,366	Anglo American plc	4,297,830
180,326	Mediclinic International plc	866,633

		5,164,463

	South Korea — 9.2%
28,013	Celltrion Healthcare Co. Ltd.*	1,570,749
10,033	CJ CheilJedang Corp.	2,861,913
22,026	Daelim Industrial Co. Ltd.	1,474,595
14,885	E-MART, Inc.	2,677,776
49,039	GS Engineering & Construction Corp.	1,808,283
87,704	GS Holdings Corp.	3,743,050
16,813	Hankook Tire Co. Ltd.	610,818
174,330	Hanwha Chemical Corp.	2,482,562
47,434	Hanwha Corp.	1,174,846
419	Hyosung Advanced Materials Corp.*	38,648
1,429	Hyosung Chemical Corp.*	164,782

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	111

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	South Korea — continued
5,542	Hyosung Corp.	250,449
4,175	Hyosung Heavy Industries Corp.*	155,510
1,458	Hyosung TNC Co. Ltd.*	224,468
29,099	Hyundai Department Store Co. Ltd.	2,225,846
20,890	Hyundai Engineering & Construction Co. Ltd.	844,211
10,959	Hyundai Mipo Dockyard Co. Ltd.*	908,949
5,536	Hyundai Mobis Co. Ltd.	924,744
106,250	Hyundai Steel Co.	3,898,977
300,066	Industrial Bank of Korea	3,918,414
50,217	Kakao Corp.	4,059,246
105,361	Kangwon Land, Inc.	2,667,952
4,128	KCC Corp.	897,687
69,773	Korea Electric Power Corp.	1,666,630
95,273	Korea Gas Corp.*	4,370,574
4,172	Korea Zinc Co. Ltd.	1,391,442
76,701	Korean Air Lines Co. Ltd.	1,856,776
54,476	KT&G Corp.	4,857,696
77,364	LG Corp.	4,507,418
234,165	LG Display Co. Ltd.	3,416,821
347,797	LG Uplus Corp.	4,942,978
12,299	Lotte Chemical Corp.	2,841,593
9,653	Mando Corp.	259,724
22,178	NAVER Corp.	2,233,421
13,436	NCSoft Corp.	5,078,234
9,157	Orion Corp.	766,612
20,684	POSCO	4,734,422
7,947	Samsung Biologics Co. Ltd.* (a)	2,720,095
143,266	Samsung Electronics Co. Ltd.	5,363,276
12,876	Samsung SDS Co. Ltd.	2,190,252
14,409	Shinsegae, Inc.	3,289,891
24,135	SK Holdings Co. Ltd.	5,557,231
76,762	SK Hynix, Inc.	4,623,021
33,804	SK Innovation Co. Ltd.	6,343,997
329,066	SK Networks Co. Ltd.	1,233,814
26,444	SK Telecom Co. Ltd.	6,213,297
85,194	SKC Co. Ltd.	2,491,455
39,974	S-Oil Corp.	4,362,058
323,947	Woori Bank	4,488,606
13,442	Yuhan Corp.	1,981,901

		133,367,710

	Spain — 1.8%
17,089	Acciona SA	1,441,479
189,808	Acerinox SA	2,120,900
27,407	Cellnex Telecom SA (a)	681,784
11,291	Corp. Financiera Alba SA	542,724

SHARES	INVESTMENTS	VALUE($)

	Spain — continued
175,501	Enagas SA	4,653,140
237,630	Endesa SA	4,968,626
43,848	Ferrovial SA	877,882
216,231	Naturgy Energy Group SA	5,314,449
284,915	Repsol SA	5,091,104

		25,692,088

	Sweden — 3.3%
181,731	Boliden AB*	4,150,143
104,881	Hexagon AB, Class B	5,133,257
93,497	ICA Gruppen AB	3,307,870
126,005	Investor AB, Class B	5,459,339
24,775	Kinnevik AB, Class B	686,852
317,512	Securitas AB, Class B	5,441,706
201,577	Skanska AB, Class B	3,168,711
92,369	Svenska Cellulosa AB SCA, Class B	873,207
107,666	Swedish Match AB	5,484,365
505,072	Tele2 AB, Class B	5,735,213
1,097,746	Telia Co. AB	4,941,496
176,067	Trelleborg AB, Class B	3,176,672

		47,558,831

	Switzerland — 2.4%
25,625	Baloise Holding AG (Registered)	3,662,660
107,756	Clariant AG (Registered)*	2,322,453
182,019	Coca-Cola HBC AG*	5,376,587
621	EMS-Chemie Holding AG (Registered)	342,153
3,984	Flughafen Zurich AG (Registered)	787,369
8,352	Kuehne + Nagel International AG (Registered)	1,160,800
13,905	Lonza Group AG (Registered)*	4,372,280
38,317	Novartis AG (Registered)	3,355,510
31,538	Sonova Holding AG (Registered)	5,143,352
10,730	Swisscom AG (Registered)	4,913,071
21,373	Vifor Pharma AG	3,089,018

		34,525,253

	United Arab Emirates — 0.1%
33,526	NMC Health plc	1,511,673

	United Kingdom — 16.4%
155,773	Admiral Group plc	4,004,303
140,396	Ashtead Group plc	3,465,936
83,768	AstraZeneca plc	6,407,386
526,638	Babcock International Group plc	4,106,834
743,687	Barratt Developments plc	4,877,822
109,910	Bellway plc	4,031,236
113,305	Berkeley Group Holdings plc	5,063,974

SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	United Kingdom — continued
672,534	BP plc	4,858,198
693,737	British Land Co. plc (The), REIT	5,239,330
807,566	BT Group plc	2,472,772
37,172	Bunzl plc	1,096,571
140,044	Burberry Group plc	3,240,529
3,299,025	Centrica plc	6,196,511
660,104	ConvaTec Group plc (a)	1,364,421
92,480	Croda International plc	5,696,359
19,799	Derwent London plc, REIT	740,358
175,871	Diageo plc	6,080,127
1,009,518	Direct Line Insurance Group plc	4,242,277
807,971	DS Smith plc	4,054,072
192,905	easyJet plc	2,955,263
311,225	GlaxoSmithKline plc	6,027,732
285,037	Halma plc	4,837,188
755,054	Hammerson plc, REIT	4,215,456
253,148	HSBC Holdings plc	2,083,307
216,959	IMI plc	2,750,707
224,241	Inchcape plc	1,548,761
346,645	Informa plc	3,163,336
881,267	Inmarsat plc	5,124,951
77,067	InterContinental Hotels Group plc	4,043,689
348,509	International Consolidated Airlines Group SA	2,686,826
33,812	Intertek Group plc	2,025,891
599,978	Intu Properties plc, REIT	1,500,755
700,340	J Sainsbury plc	2,782,501
360,096	John Wood Group plc	3,282,004
72,260	Johnson Matthey plc	2,739,647
245,610	Land Securities Group plc, REIT	2,671,771
1,419,517	Legal & General Group plc	4,555,056
792,720	Meggitt plc	5,363,231
75,941	Merlin Entertainments plc (a)	313,621
276,056	Micro Focus International plc	4,279,480
223,950	Mondi plc	5,273,765
579,483	National Grid plc	6,121,685
278,185	Pearson plc	3,195,774
507,897	Pennon Group plc	4,838,514
169,976	Persimmon plc	4,974,710
282,038	RELX plc	5,577,769
1,260,306	Rentokil Initial plc	5,082,351
1,008,927	Royal Mail plc	4,631,912
723,882	Sage Group plc (The)	5,033,087
31,837	Schroders plc	1,089,542
729,677	Segro plc, REIT	5,720,576
94,835	Severn Trent plc	2,253,695

SHARES	INVESTMENTS	VALUE($)

	United Kingdom — continued
352,044	Smith & Nephew plc	5,722,425
273,351	Smiths Group plc	4,872,626
352,300	SSE plc	5,134,922
582,492	Tate & Lyle plc	5,008,312
1,349,482	Taylor Wimpey plc	2,778,621
207,819	United Utilities Group plc	1,925,796
2,526,589	Vodafone Group plc	4,751,346
34,709	Whitbread plc	1,951,603
1,543,365	Wm Morrison Supermarkets plc	4,889,675

		237,018,895

	United States — 0.9%
99,508	Carnival plc	5,423,734
18,271	Ferguson plc	1,231,822
107,340	Shire plc	6,478,070

		13,133,626

	Total Common Stocks (Cost $1,469,940,739)	1,430,666,878

NO. OF RIGHTS
Rights — 0.0% (b)
	Australia — 0.0% (b)
45,676	WorleyParsons Ltd., expiring 11/7/2018 (Strike Price $1.00)* (Cost $—)	—	(c)

SHARES
Short-Term Investments — 0.5%
	Investment Companies — 0.5%
6,618,219	JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.02% (d) (e) (Cost $6,618,219)	6,618,219

	Total Investments — 99.5% (Cost 1,476,558,958)	1,437,285,097
	Other Assets Less Liabilities — 0.5%	7,047,164

	NET ASSETS — 100.0%	1,444,332,261

Percentages indicated are based on net assets.

Abbreviations

OYJ	— Public Limited Company
REIT	— Real Estate Investment Trust
SCA	— Limited partnership with share capital

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	113

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

(a)

—  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	— Amount rounds to less than 0.1% of net assets.
(c)	— Amount rounds to less than 1.
(d)	— Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	— The rate shown is the current yield as of October 31, 2018.
*	— Non-income producing security.

Summary of Investments by Industry, October 31, 2018

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Oil, Gas & Consumable Fuels	7.3%
Diversified Telecommunication Services	5.1
Electric Utilities	5.0
Chemicals	5.0
Pharmaceuticals	3.9
Food Products	3.8
Equity Real Estate Investment Trusts (REITs)	3.8
Metals & Mining	3.3
Household Durables	2.7
Insurance	2.7
Health Care Equipment & Supplies	2.5
Food & Staples Retailing	2.4
Industrial Conglomerates	2.4
Health Care Providers & Services	2.4
Construction & Engineering	2.3
Hotels, Restaurants & Leisure	2.3
Beverages	2.2
Wireless Telecommunication Services	2.0
Banks	1.8
Gas Utilities	1.8
Road & Rail	1.8
Airlines	1.7
IT Services	1.7
Media	1.6
Software	1.6
Auto Components	1.5
Trading Companies & Distributors	1.5
Electronic Equipment, Instruments & Components	1.5
Commercial Services & Supplies	1.4
Entertainment	1.2
Multi-Utilities	1.2
Semiconductors & Semiconductor Equipment	1.2
Specialty Retail	1.2
Technology Hardware, Storage & Peripherals	1.2
Real Estate Management & Development	1.1
Paper & Forest Products	1.0
Aerospace & Defense	1.0
Others (each less than 1.0%)	11.9

SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

Futures contracts outstanding as of October 31, 2018:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI EAFE E-Mini Index	118	12/2018	USD	10,697,290	(86,079)

					(86,079)

Abbreviations

EAFE	— Europe, Australasia, and Far East
MSCI	— Morgan Stanley Capital International
USD	— United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	115

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018

SHARES	INVESTMENTS	VALUE($)
Common Stocks — 98.7%
	Aerospace & Defense — 2.1%
4,887	Boeing Co. (The)	1,734,201
7,468	Curtiss-Wright Corp.	817,447
5,233	General Dynamics Corp.	903,111
14,734	Harris Corp.	2,191,093
4,260	L3 Technologies, Inc.	807,142
3,265	Lockheed Martin Corp.	959,420
2,794	Northrop Grumman Corp.	731,888
8,176	Raytheon Co.	1,431,127
5,638	Rockwell Collins, Inc.	721,777
10,390	Textron, Inc.	557,216
6,750	United Technologies Corp.	838,418

		11,692,840

	Air Freight & Logistics — 0.3%
9,800	CH Robinson Worldwide, Inc.	872,494
3,427	FedEx Corp.	755,105

		1,627,599

	Airlines — 0.3%
2,573	Alaska Air Group, Inc.	158,034
12,992	Delta Air Lines, Inc.	711,052
6,578	JetBlue Airways Corp.*	110,050
4,381	Southwest Airlines Co.	215,107
2,460	United Continental Holdings, Inc.*	210,354

		1,404,597

	Auto Components — 0.7%
16,626	Aptiv plc	1,276,877
49	Delphi Technologies plc	1,050
819	Garrett Motion, Inc. (Switzerland)*	12,424
84,478	Gentex Corp.	1,778,262
8,261	Lear Corp.	1,097,887

		4,166,500

	Automobiles — 0.6%
157,409	Ford Motor Co.	1,503,256
25,187	General Motors Co.	921,592
25,618	Harley-Davidson, Inc.	979,120

		3,403,968

	Banks — 2.9%
19,604	Bank of America Corp.	539,110
6,561	Bank of Hawaii Corp.	514,645
32,608	BB&T Corp.	1,603,009
9,291	Citigroup, Inc.	608,189
10,356	Citizens Financial Group, Inc.	386,797
5,896	Comerica, Inc.	480,878
2,848	Cullen/Frost Bankers, Inc.	278,876

SHARES	INVESTMENTS	VALUE($)

	Banks — continued
55,938	Fifth Third Bancorp	1,509,767
147,692	Huntington Bancshares, Inc.	2,116,426
22,566	KeyCorp	409,799
3,150	M&T Bank Corp.	521,042
38,426	People’s United Financial, Inc.	601,751
5,272	PNC Financial Services Group, Inc. (The)	677,399
1,206	Popular, Inc. (Puerto Rico)	62,724
25,517	Regions Financial Corp.	433,023
32,546	SunTrust Banks, Inc.	2,039,332
1,295	SVB Financial Group*	307,213
3,098	Synovus Financial Corp.	116,361
41,831	TCF Financial Corp.	873,431
29,800	Umpqua Holdings Corp.	572,160
13,220	US Bancorp	691,009
12,354	Wells Fargo & Co.	657,603
8,470	Zions Bancorp N.A.	398,514

		16,399,058

	Beverages — 2.0%
37,129	Brown-Forman Corp., Class B	1,720,558
53,240	Coca-Cola Co. (The)	2,549,131
10,226	Constellation Brands, Inc., Class A	2,037,326
44,751	Keurig Dr Pepper, Inc.	1,163,526
12,992	Molson Coors Brewing Co., Class B	831,488
6,390	Monster Beverage Corp.*	337,712
21,414	PepsiCo, Inc.	2,406,505

		11,046,246

	Biotechnology — 1.2%
12,725	AbbVie, Inc.	990,641
10,085	Amgen, Inc.	1,944,287
3,722	Biogen, Inc.*	1,132,493
21,293	Gilead Sciences, Inc.	1,451,757
8,227	United Therapeutics Corp.*	912,045
578	Vertex Pharmaceuticals, Inc.*	97,948

		6,529,171

	Building Products — 0.1%
11,172	Fortune Brands Home & Security, Inc.	500,841

	Capital Markets — 2.8%
3,448	Ameriprise Financial, Inc.	438,724
13,079	Bank of New York Mellon Corp. (The)	619,029
1,165	BlackRock, Inc.	479,304
6,247	Cboe Global Markets, Inc.	704,974
11,035	Charles Schwab Corp. (The)	510,258
10,513	CME Group, Inc.	1,926,402
8,933	E*TRADE Financial Corp.	441,469

SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Capital Markets — continued
4,691	Eaton Vance Corp.	211,330
9,219	FactSet Research Systems, Inc.	2,062,843
2,261	Goldman Sachs Group, Inc. (The)	509,562
10,755	Intercontinental Exchange, Inc.	828,565
2,671	Invesco Ltd.	57,987
2,549	Moody’s Corp.	370,829
8,917	Morgan Stanley	407,150
4,483	Nasdaq, Inc.	388,721
5,887	Northern Trust Corp.	553,790
5,865	Raymond James Financial, Inc.	449,787
4,401	S&P Global, Inc.	802,390
22,470	SEI Investments Co.	1,201,021
5,736	State Street Corp.	394,350
13,740	T. Rowe Price Group, Inc.	1,332,643
13,176	TD Ameritrade Holding Corp.	681,463

		15,372,591

	Chemicals — 5.5%
14,396	Air Products & Chemicals, Inc.	2,222,023
26,293	Ashland Global Holdings, Inc.	1,945,156
20,945	Cabot Corp.	1,019,603
20,191	Celanese Corp.	1,957,316
46,084	CF Industries Holdings, Inc.	2,213,415
34,905	Chemours Co. (The)	1,152,214
23,023	DowDuPont, Inc.	1,241,400
23,182	Eastman Chemical Co.	1,816,310
15,916	Ecolab, Inc.	2,437,535
78,520	Huntsman Corp.	1,718,018
4,950	International Flavors & Fragrances, Inc.	716,067
15,133	Linde plc (United Kingdom)	2,504,057
21,227	LyondellBasell Industries NV, Class A	1,894,934
22,738	Mosaic Co. (The)	703,514
41,257	Olin Corp.	833,391
16,953	PPG Industries, Inc.	1,781,591
16,324	RPM International, Inc.	998,539
12,730	Scotts Miracle-Gro Co. (The)	849,600
2,685	Sherwin-Williams Co. (The)	1,056,467
10,468	Westlake Chemical Corp.	746,368
17,779	WR Grace & Co.	1,151,901

		30,959,419

	Commercial Services & Supplies — 1.0%
11,222	Cintas Corp.	2,040,945
25,664	Republic Services, Inc.	1,865,260
20,694	Waste Management, Inc.	1,851,492

		5,757,697

SHARES	INVESTMENTS	VALUE($)

	Communications Equipment — 1.1%
2,315	Arista Networks, Inc.*	533,260
37,690	Cisco Systems, Inc.	1,724,318
7,119	F5 Networks, Inc.*	1,247,818
37,358	Juniper Networks, Inc.	1,093,469
12,148	Motorola Solutions, Inc.	1,488,859

		6,087,724

	Construction & Engineering — 0.0% (a)
2,438	Fluor Corp.	106,931

	Consumer Finance — 1.1%
66,665	Ally Financial, Inc.	1,693,958
6,954	American Express Co.	714,384
7,088	Capital One Financial Corp.	632,958
11,025	Discover Financial Services	768,112
64,598	Santander Consumer USA Holdings, Inc.	1,211,212
51,997	SLM Corp.*	527,250
12,270	Synchrony Financial	354,358

		5,902,232

	Containers & Packaging — 0.5%
14,801	Avery Dennison Corp.	1,342,747
1,203	Ball Corp.	53,894
9,839	Bemis Co., Inc.	450,331
15,654	International Paper Co.	710,066

		2,557,038

	Distributors — 0.4%
23,981	Genuine Parts Co.	2,348,220

	Diversified Consumer Services — 0. 0% (a)
73	Graham Holdings Co., Class B	42,417
5,387	H&R Block, Inc.	142,971

		185,388

	Diversified Financial Services — 0.2%
5,838	Berkshire Hathaway, Inc., Class B*	1,198,425

	Diversified Telecommunication Services — 1.5%
70,970	AT&T, Inc.	2,177,360
93,873	CenturyLink, Inc.	1,937,539
44,147	Verizon Communications, Inc.	2,520,352
51,812	Zayo Group Holdings, Inc.*	1,548,142

		8,183,393

	Electric Utilities — 5.6%
29,847	Alliant Energy Corp.	1,282,824
33,389	American Electric Power Co., Inc.	2,449,417
16,342	Avangrid, Inc.	768,238
29,490	Duke Energy Corp.	2,436,759

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	117

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Electric Utilities — continued
14,411	Edison International	999,979
28,179	Entergy Corp.	2,365,627
41,966	Evergy, Inc.	2,349,676
38,356	Eversource Energy	2,426,401
54,799	Exelon Corp.	2,400,744
26,030	FirstEnergy Corp.	970,398
14,074	NextEra Energy, Inc.	2,427,765
41,152	PG&E Corp.*	1,926,325
28,636	Pinnacle West Capital Corp.	2,355,311
80,519	PPL Corp.	2,447,778
30,753	Southern Co. (The)	1,384,808
49,839	Xcel Energy, Inc.	2,442,609

		31,434,659

	Electrical Equipment — 0.6%
10,875	AMETEK, Inc.	729,495
11,548	Eaton Corp. plc	827,645
8,656	Emerson Electric Co.	587,569
5,287	Hubbell, Inc.	537,688
5,619	Rockwell Automation, Inc.	925,618

		3,608,015

	Electronic Equipment, Instruments & Components — 0.4%
13,245	Amphenol Corp., Class A	1,185,428
21,861	FLIR Systems, Inc.	1,012,383
1,367	Resideo Technologies, Inc.*	28,768

		2,226,579

	Energy Equipment & Services — 0.7%
4,806	Apergy Corp.*	187,386
27,386	Helmerich & Payne, Inc.	1,705,874
23,606	Nabors Industries Ltd.	117,322
14,960	National Oilwell Varco, Inc.	550,528
8,020	Patterson-UTI Energy, Inc.	133,453
19,875	Schlumberger Ltd.	1,019,786

		3,714,349

	Entertainment — 1.5%
18,109	Activision Blizzard, Inc.	1,250,426
11,015	Electronic Arts, Inc.*	1,002,145
2,541	Netflix, Inc.*	766,823
8,619	Take-Two Interactive Software, Inc.*	1,110,730
34,808	Twenty-First Century Fox, Inc., Class A	1,584,460
25,922	Viacom, Inc., Class B	828,986
18,182	Walt Disney Co. (The)	2,087,839

		8,631,409

SHARES	INVESTMENTS	VALUE($)

	Equity Real Estate Investment Trusts (REITs) — 2.1%
5,499	Alexandria Real Estate Equities, Inc.	672,143
5,495	American Tower Corp.	856,176
4,759	AvalonBay Communities, Inc.	834,633
669	Boston Properties, Inc.	80,788
1,159	Camden Property Trust	104,623
5,817	Crown Castle International Corp.	632,541
4,506	Digital Realty Trust, Inc.	465,290
2,978	Duke Realty Corp.	82,104
12,054	Equity Residential	783,028
808	Federal Realty Investment Trust	100,232
24,148	Host Hotels & Resorts, Inc.	461,468
5,088	Iron Mountain, Inc.	155,744
922	Liberty Property Trust	38,604
37,335	Medical Properties Trust, Inc.	554,798
71,573	Park Hotels & Resorts, Inc.	2,080,627
9,396	Prologis, Inc.	605,760
30,332	Rayonier, Inc.	916,026
7,708	Senior Housing Properties Trust	123,868
3,618	Simon Property Group, Inc.	663,975
28,933	STORE Capital Corp.	839,925
1,158	Taubman Centers, Inc.	63,702
2,238	Vornado Realty Trust	152,363
7,342	Weingarten Realty Investors	206,457
12,743	Weyerhaeuser Co.	339,346

		11,814,221

	Food & Staples Retailing — 1.4%
7,378	Costco Wholesale Corp.	1,686,832
20,316	Kroger Co. (The)	604,604
27,356	Sysco Corp.	1,951,303
19,645	Walgreens Boots Alliance, Inc.	1,567,082
19,650	Walmart, Inc.	1,970,502

		7,780,323

	Food Products — 3.0%
43,225	Archer-Daniels-Midland Co.	2,042,381
55,295	Conagra Brands, Inc.	1,968,502
33,540	General Mills, Inc.	1,469,052
22,453	Hershey Co. (The)	2,405,839
60,812	Hormel Foods Corp. (b)	2,653,836
3,733	JM Smucker Co. (The)	404,359
26,767	Kellogg Co.	1,752,703
3,407	Lamb Weston Holdings, Inc.	266,291

SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Food Products — continued
19,175	McCormick & Co., Inc. (Non-Voting)	2,761,200
14,500	Tyson Foods, Inc., Class A	868,840

		16,593,003

	Gas Utilities — 0.4%
9,560	Atmos Energy Corp.	889,845
7,282	National Fuel Gas Co.	395,340
17,186	UGI Corp.	911,889

		2,197,074

	Health Care Equipment & Supplies — 4.2%
35,865	Abbott Laboratories	2,472,533
4,833	Align Technology, Inc.*	1,069,060
31,887	Baxter International, Inc.	1,993,256
9,148	Becton Dickinson and Co.	2,108,614
11,535	Danaher Corp.	1,146,579
8,141	Edwards Lifesciences Corp.*	1,201,612
22,413	Hill-Rom Holdings, Inc.	1,884,485
7,486	IDEXX Laboratories, Inc.*	1,587,930
3,590	Intuitive Surgical, Inc.*	1,871,036
24,201	Medtronic plc	2,173,734
13,117	Stryker Corp.	2,127,840
19,342	Varian Medical Systems, Inc.*	2,308,855
14,075	Zimmer Biomet Holdings, Inc.	1,598,779

		23,544,313

	Health Care Providers & Services — 4.5%
9,389	Aetna, Inc.	1,862,778
11,990	AmerisourceBergen Corp.	1,055,120
7,698	Anthem, Inc.	2,121,338
11,839	Centene Corp.*	1,542,859
10,602	Cigna Corp.	2,266,814
13,862	CVS Health Corp.	1,003,470
6,956	DaVita, Inc.*	468,417
17,818	Express Scripts Holding Co.*	1,727,812
14,504	HCA Healthcare, Inc.	1,936,719
6,274	Humana, Inc.	2,010,252
12,626	Laboratory Corp. of America Holdings*	2,027,104
5,474	McKesson Corp.	682,936
21,401	Quest Diagnostics, Inc.	2,014,048
8,944	UnitedHealth Group, Inc.	2,337,514
18,396	Universal Health Services, Inc., Class B	2,236,218

		25,293,399

	Hotels, Restaurants & Leisure — 2.9%
28,339	Carnival Corp.	1,588,118
10,289	Darden Restaurants, Inc.	1,096,293

SHARES	INVESTMENTS	VALUE($)

	Hotels, Restaurants & Leisure — continued
14,026	Dunkin’ Brands Group, Inc.	1,017,727
18,862	Hilton Worldwide Holdings, Inc.	1,342,409
6,435	International Game Technology plc	119,369
9,556	Las Vegas Sands Corp.	487,643
11,873	Marriott International, Inc., Class A	1,387,835
12,548	McDonald’s Corp.	2,219,741
21,931	MGM Resorts International	585,119
7,391	Royal Caribbean Cruises Ltd.	774,059
36,060	Starbucks Corp.	2,101,216
24,071	Wyndham Destinations, Inc.	863,667
12,291	Yum China Holdings, Inc. (China)	443,459
23,881	Yum! Brands, Inc.	2,159,081

		16,185,736

	Household Durables — 1.5%
30,169	DR Horton, Inc.	1,084,877
26,353	Garmin Ltd.	1,743,515
40,937	Leggett & Platt, Inc.	1,486,422
17,886	Lennar Corp., Class A	768,740
761	NVR, Inc.*	1,703,902
64,249	PulteGroup, Inc.	1,578,598

		8,366,054

	Household Products — 1.9%
42,320	Church & Dwight Co., Inc.	2,512,538
16,515	Clorox Co. (The)	2,451,652
15,514	Energizer Holdings, Inc.	911,758
20,730	Kimberly-Clark Corp.	2,162,139
28,931	Procter & Gamble Co. (The)	2,565,601

		10,603,688

	Independent Power and Renewable Electricity Producers — 1.3%
177,867	AES Corp.	2,593,301
67,650	NRG Energy, Inc.	2,448,253
101,703	Vistra Energy Corp.*	2,301,539

		7,343,093

	Industrial Conglomerates — 0.6%
3,926	3M Co.	746,961
8,200	Honeywell International, Inc.	1,187,524
4,208	Roper Technologies, Inc.	1,190,443

		3,124,928

	Insurance — 2.9%
37,982	Aflac, Inc.	1,635,885
7,559	Allstate Corp. (The)	723,547
3,970	American Financial Group, Inc.	397,119

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	119

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Insurance — continued
8,192	Aon plc	1,279,427
8,100	Assurant, Inc.	787,401
6,241	Chubb Ltd.	779,563
12,979	Cincinnati Financial Corp.	1,020,669
14,000	Fidelity National Financial, Inc.	468,300
4,321	Hanover Insurance Group, Inc. (The)	481,273
5,036	Lincoln National Corp.	303,117
11,995	Marsh & McLennan Cos., Inc.	1,016,576
488	Mercury General Corp.	28,943
8,081	MetLife, Inc.	332,856
25,950	Old Republic International Corp.	572,198
10,112	Principal Financial Group, Inc.	475,972
27,566	Progressive Corp. (The)	1,921,350
4,373	Prudential Financial, Inc.	410,100
3,066	Reinsurance Group of America, Inc.	436,506
15,344	Torchmark Corp.	1,299,023
5,855	Travelers Cos., Inc. (The)	732,636
11,241	WR Berkley Corp.	853,192

		15,955,653

	Interactive Media & Services — 0.9%
1,207	Alphabet, Inc., Class A*	1,316,330
6,841	Facebook, Inc., Class A*	1,038,395
12,142	IAC/InterActiveCorp*	2,386,996

		4,741,721

	Internet & Direct Marketing Retail — 0.5%
818	Amazon.com, Inc.*	1,307,172
525	Booking Holdings, Inc.*	984,154
23,953	eBay, Inc.*	695,356

		2,986,682

	IT Services — 3.9%
11,016	Accenture plc, Class A	1,736,342
6,316	Automatic Data Processing, Inc.	910,009
14,812	Broadridge Financial Solutions, Inc.	1,732,115
20,228	Cognizant Technology Solutions Corp., Class A	1,396,339
12,032	DXC Technology Co.	876,291
13,989	Fidelity National Information Services, Inc.	1,456,255
13,926	Fiserv, Inc.*	1,104,332
4,828	Global Payments, Inc.	551,503
8,587	International Business Machines Corp.	991,197
20,138	Leidos Holdings, Inc.	1,304,540
5,504	Mastercard, Inc., Class A	1,087,976
15,346	Paychex, Inc.	1,005,010
8,133	PayPal Holdings, Inc.*	684,717

SHARES	INVESTMENTS	VALUE($)

	IT Services — continued
5,372	Teradata Corp.*	195,541
20,076	Total System Services, Inc.	1,829,927
15,097	VeriSign, Inc.*	2,151,926
7,031	Visa, Inc., Class A	969,223
32,559	Western Union Co. (The)	587,364
11,620	Worldpay, Inc.*	1,067,181

		21,637,788

	Leisure Products — 0.5%
24,110	Hasbro, Inc.	2,211,128
6,476	Polaris Industries, Inc.	576,235

		2,787,363

	Life Sciences Tools & Services — 1.5%
14,799	Agilent Technologies, Inc.	958,827
4,073	Illumina, Inc.*	1,267,314
17,373	IQVIA Holdings, Inc.*	2,135,663
8,759	Thermo Fisher Scientific, Inc.	2,046,540
11,836	Waters Corp.*	2,245,171

		8,653,515

	Machinery — 1.4%
5,202	Caterpillar, Inc.	631,107
1,731	Crane Co.	150,666
4,280	Cummins, Inc.	585,033
9,609	Dover Corp.	796,009
9,929	Fortive Corp.	737,228
5,326	IDEX Corp.	675,443
5,817	Illinois Tool Works, Inc.	742,075
9,255	Ingersoll-Rand plc	887,925
25,800	ITT, Inc.	1,302,900
8,633	PACCAR, Inc.	493,894
4,389	Parker-Hannifin Corp.	665,504
4,190	Terex Corp.	139,904
9,414	Trinity Industries, Inc.	268,770

		8,076,458

	Media — 1.2%
73	Cable One, Inc.	65,389
11,933	CBS Corp. (Non-Voting), Class B	684,357
37,514	Comcast Corp., Class A	1,430,784
785	DISH Network Corp., Class A*	24,131
46,009	Interpublic Group of Cos., Inc. (The)	1,065,568
6,001	John Wiley & Sons, Inc., Class A	325,494
7,836	Liberty Media Corp.-Liberty SiriusXM, Class A*	323,157
19,480	Omnicom Group, Inc.	1,447,754

SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Media — continued
189,432	Sirius XM Holdings, Inc. (b)	1,140,381

		6,507,015

	Metals & Mining — 2.0%
35,573	Alcoa Corp.*	1,244,699
101,231	Freeport-McMoRan, Inc.	1,179,341
43,940	Newmont Mining Corp.	1,358,625
18,621	Nucor Corp.	1,100,873
20,431	Reliance Steel & Aluminum Co.	1,612,414
10,590	Royal Gold, Inc.	811,512
29,756	Southern Copper Corp. (Peru)	1,140,845
39,271	Steel Dynamics, Inc.	1,555,132
46,379	United States Steel Corp.	1,230,435

		11,233,876

	Mortgage Real Estate Investment Trusts (REITs) — 0.3%
64,522	Annaly Capital Management, Inc.	636,832
44,332	Chimera Investment Corp.	824,575

		1,461,407

	Multiline Retail — 1.6%
15,757	Dollar General Corp.	1,755,015
7,715	Dollar Tree, Inc.*	650,374
30,262	Kohl’s Corp.	2,291,741
53,810	Macy’s, Inc.	1,845,145
9,890	Nordstrom, Inc.	650,465
23,485	Target Corp.	1,964,051

		9,156,791

	Multi-Utilities — 3.9%
37,869	Ameren Corp.	2,445,580
86,161	CenterPoint Energy, Inc.	2,327,209
48,629	CMS Energy Corp.	2,408,108
29,721	Consolidated Edison, Inc.	2,258,796
33,847	Dominion Energy, Inc.	2,417,353
21,546	DTE Energy Co.	2,421,770
45,590	NiSource, Inc.	1,156,162
45,733	Public Service Enterprise Group, Inc.	2,443,514
39,749	SCANA Corp.	1,591,948
35,435	WEC Energy Group, Inc.	2,423,754

		21,894,194

	Oil, Gas & Consumable Fuels — 4.3%
11,186	Apache Corp.	423,166
28,481	Chesapeake Energy Corp.* (b)	99,968
14,280	Chevron Corp.	1,594,362
13,481	CNX Resources Corp.*	210,978

SHARES	INVESTMENTS	VALUE($)

	Oil, Gas & Consumable Fuels — continued
24,485	ConocoPhillips	1,711,502
5,955	Continental Resources, Inc.*	313,709
14,078	Devon Energy Corp.	456,127
3,911	Diamondback Energy, Inc.	439,440
25,839	Exxon Mobil Corp.	2,058,852
11,855	Hess Corp.	680,477
27,353	HollyFrontier Corp.	1,844,686
46,961	Kinder Morgan, Inc.	799,276
45,333	Marathon Oil Corp.	860,874
42,156	Marathon Petroleum Corp.	2,969,890
14,987	Murphy Oil Corp.	477,486
22,502	Occidental Petroleum Corp.	1,509,209
26,269	ONEOK, Inc.	1,723,246
36,240	PBF Energy, Inc., Class A	1,516,644
15,356	Phillips 66	1,578,904
15,618	Targa Resources Corp.	806,982
16,384	Valero Energy Corp.	1,492,419
26,473	Williams Cos., Inc. (The)	644,088

		24,212,285

	Paper & Forest Products — 0.2%
29,183	Domtar Corp.	1,351,465

	Personal Products — 0.6%
14,822	Estee Lauder Cos., Inc. (The), Class A	2,037,136
7,302	Herbalife Nutrition Ltd.*	388,904
15,992	Nu Skin Enterprises, Inc., Class A	1,122,958

		3,548,998

	Pharmaceuticals — 2.0%
31,897	Bristol-Myers Squibb Co.	1,612,074
22,688	Eli Lilly & Co.	2,460,287
17,847	Johnson & Johnson	2,498,402
57,821	Pfizer, Inc.	2,489,772
23,182	Zoetis, Inc.	2,089,857

		11,150,392

	Professional Services — 0.4%
816	Dun & Bradstreet Corp. (The)	116,101
1,087	Nielsen Holdings plc	28,240
26,851	Robert Half International, Inc.	1,625,291
1,961	Verisk Analytics, Inc.*	235,006

		2,004,638

	Real Estate Management & Development — 0.1%
6,256	CBRE Group, Inc., Class A*	252,054
437	Jones Lang LaSalle, Inc.	57,798

		309,852

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	121

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Road & Rail — 0.8%
9,089	CSX Corp.	625,868
8,164	JB Hunt Transport Services, Inc.	903,020
3,400	Kansas City Southern	346,664
5,841	Norfolk Southern Corp.	980,295
4,896	Ryder System, Inc.	270,798
7,827	Union Pacific Corp.	1,144,464

		4,271,109

	Semiconductors & Semiconductor Equipment — 2.4%
15,069	Analog Devices, Inc.	1,261,426
12,495	Applied Materials, Inc.	410,836
4,297	Broadcom, Inc.	960,337
18,803	Cypress Semiconductor Corp.	243,311
331	First Solar, Inc.*	13,836
24,036	Intel Corp.	1,126,808
10,125	KLA-Tencor Corp.	926,842
4,180	Lam Research Corp.	592,431
31,342	Marvell Technology Group Ltd.	514,322
20,944	Maxim Integrated Products, Inc.	1,047,619
19,604	Micron Technology, Inc.*	739,463
3,944	NVIDIA Corp.	831,513
30,968	ON Semiconductor Corp.*	526,456
7,766	Skyworks Solutions, Inc.	673,778
18,641	Teradyne, Inc.	642,182
11,770	Texas Instruments, Inc.	1,092,609
12,403	Versum Materials, Inc.	391,439
15,321	Xilinx, Inc.	1,307,954

		13,303,162

	Software — 2.6%
6,117	Adobe, Inc.*	1,503,314
32,219	CA, Inc.	1,429,235
26,712	Cadence Design Systems, Inc.*	1,190,554
18,546	Citrix Systems, Inc.*	1,900,409
8,537	Dell Technologies, Inc., Class V*	771,659
8,956	Intuit, Inc.	1,889,716
20,658	Microsoft Corp.	2,206,481
23,510	Oracle Corp.	1,148,228
9,420	Red Hat, Inc.*	1,616,849
7,622	VMware, Inc., Class A*	1,077,674

		14,734,119

	Specialty Retail — 2.8%
12,793	AutoNation, Inc.* (b)	517,861
10,255	Best Buy Co., Inc.	719,491
1,806	Burlington Stores, Inc.*	309,711
12,892	CarMax, Inc.*	875,496

SHARES	INVESTMENTS	VALUE($)

	Specialty Retail — continued
10,651	Dick’s Sporting Goods, Inc.	376,726
13,941	Foot Locker, Inc.	657,179
14,543	Gap, Inc. (The)	397,024
11,955	Home Depot, Inc. (The)	2,102,645
16,790	Lowe’s Cos., Inc.	1,598,744
12,624	Ross Stores, Inc.	1,249,776
16,861	Tiffany & Co.	1,876,629
17,617	TJX Cos., Inc. (The)	1,935,756
23,010	Tractor Supply Co.	2,114,389
5,605	Urban Outfitters, Inc.*	221,173
11,238	Williams-Sonoma, Inc. (b)	667,312

		15,619,912

	Technology Hardware, Storage & Peripherals — 0.9%
7,408	Apple, Inc.	1,621,315
52,505	Hewlett Packard Enterprise Co.	800,701
63,611	HP, Inc.	1,535,570
12,498	NetApp, Inc.	980,968
3,600	Western Digital Corp.	155,052

		5,093,606

	Textiles, Apparel & Luxury Goods — 1.9%
12,622	Carter’s, Inc.	1,211,460
30,474	Hanesbrands, Inc.	522,934
24,729	Michael Kors Holdings Ltd.*	1,370,234
23,386	NIKE, Inc., Class B	1,754,885
8,006	PVH Corp.	967,045
14,781	Ralph Lauren Corp.	1,915,765
24,316	Tapestry, Inc.	1,028,810
19,499	VF Corp.	1,616,077

		10,387,210

	Tobacco — 0.6%
29,262	Altria Group, Inc.	1,903,200
18,908	Philip Morris International, Inc.	1,665,228

		3,568,428

	Trading Companies & Distributors — 0.5%
13,527	Fastenal Co.	695,423
3,351	United Rentals, Inc.*	402,355
5,534	WW Grainger, Inc.	1,571,490

		2,669,268

	Water Utilities — 0.4%
27,357	American Water Works Co., Inc.	2,421,915

	Wireless Telecommunication Services — 0.7%
37,897	Telephone & Data Systems, Inc.	1,168,365

SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Wireless Telecommunication Services — continued
36,260	T-Mobile US, Inc.*	2,485,623
9,130	United States Cellular Corp.*	436,140

		4,090,128

	Total Common Stocks (Cost $518,479,207)	551,719,671

Short-Term Investments — 1.2%
	Investment Companies — 1.2%
6,889,863	JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.02% (c) (d) (Cost $6,889,863)	6,889,863

Investment of Cash Collateral from Securities Loaned — 0.8%
4,709,887	JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.07% (c) (d) (Cost $4,709,887)	4,709,887

	Total Investments — 100.7% (Cost $530,078,957)	563,319,421
	Liabilities in Excess of Other Assets — (0.7%)	(3,957,092)

	NET ASSETS — 100.0%	559,362,329

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	— Amount rounds to less than 0.1% of net assets.
(b)	— The security or a portion of this security is on loan at October 31, 2018. The total value of securities on loan at October 31, 2018 was $4,586,251.
(c)	— Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	— The rate shown is the current yield as of October 31, 2018.
*	— Non-income producing security.

Futures contracts outstanding as of October 31, 2018:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	52	12/2018	USD	7,046,520	(19,448)

					(19,448)

Abbreviations

USD	— United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	123

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018

SHARES	INVESTMENTS	VALUE($)
Common Stocks — 96.6%
	Aerospace & Defense — 1.2%
2,405	Harris Corp.	357,648
3,508	Hexcel Corp.	205,288
594	Huntington Ingalls Industries, Inc.	129,777
873	L3 Technologies, Inc.	165,407
1,313	Rockwell Collins, Inc.	168,090
1,641	Spirit AeroSystems Holdings, Inc., Class A	137,861
2,653	Textron, Inc.	142,280

		1,306,351

	Air Freight & Logistics — 0.3%
2,295	CH Robinson Worldwide, Inc.	204,324
2,567	Expeditors International of Washington, Inc.	172,451

		376,775

	Airlines — 0.1%
614	Alaska Air Group, Inc.	37,712
930	American Airlines Group, Inc.	32,624
2,027	JetBlue Airways Corp.*	33,912
631	United Continental Holdings, Inc.*	53,957

		158,205

	Auto Components — 1.0%
2,750	Aptiv plc	211,200
20,885	Gentex Corp.	439,629
6,437	Goodyear Tire & Rubber Co. (The)	135,563
2,265	Lear Corp.	301,019

		1,087,411

	Automobiles — 0.3%
5,421	Harley-Davidson, Inc.	207,190
1,895	Thor Industries, Inc.	131,968

		339,158

	Banks — 3.0%
1,755	Associated Banc-Corp.	40,681
1,197	Bank of Hawaii Corp.	93,893
2,030	BankUnited, Inc.	67,193
2,459	CIT Group, Inc.	116,507
2,366	Citizens Financial Group, Inc.	88,370
1,307	Comerica, Inc.	106,599
2,881	Commerce Bancshares, Inc.	183,232
1,039	Cullen/Frost Bankers, Inc.	101,739
1,741	East West Bancorp, Inc.	91,298
4,374	Fifth Third Bancorp	118,054
4,479	First Horizon National Corp.	72,291
645	First Republic Bank	58,689
5,451	FNB Corp.	64,485
30,123	Huntington Bancshares, Inc.	431,663

SHARES	INVESTMENTS	VALUE($)

	Banks — continued
4,869	KeyCorp	88,421
751	M&T Bank Corp.	124,223
1,523	PacWest Bancorp	61,864
7,672	People’s United Financial, Inc.	120,143
1,732	Popular, Inc. (Puerto Rico)	90,081
980	Prosperity Bancshares, Inc.	63,729
6,678	Regions Financial Corp.	113,326
6,269	SunTrust Banks, Inc.	392,816
379	SVB Financial Group*	89,910
3,256	Synovus Financial Corp.	122,295
9,619	TCF Financial Corp.	200,845
1,654	Webster Financial Corp.	97,321
1,907	Western Alliance Bancorp*	91,994
1,697	Zions Bancorp N.A.	79,844

		3,371,506

	Beverages — 0.9%
7,686	Brown-Forman Corp., Class B	356,169
13,633	Keurig Dr Pepper, Inc.	354,458
4,480	Molson Coors Brewing Co., Class B	286,720

		997,347

	Biotechnology — 0.5%
3,192	Ionis Pharmaceuticals, Inc.*	158,164
3,297	United Therapeutics Corp.*	365,505

		523,669

	Building Products — 0.5%
3,355	AO Smith Corp.	152,753
817	Armstrong World Industries, Inc.*	50,450
2,447	Fortune Brands Home & Security, Inc.	109,699
857	Lennox International, Inc.	180,733
1,023	USG Corp.	43,191

		536,826

	Capital Markets — 2.1%
628	Affiliated Managers Group, Inc.	71,378
996	Ameriprise Financial, Inc.	126,731
1,078	Cboe Global Markets, Inc.	121,652
2,619	E*TRADE Financial Corp.	129,431
2,157	Eaton Vance Corp.	97,173
1,708	FactSet Research Systems, Inc.	382,182
7,249	Jefferies Financial Services, Inc.	155,636
1,609	Lazard Ltd., Class A	63,942
1,786	LPL Financial Holdings, Inc.	110,018
1,125	Moody’s Corp.	163,665
563	Morningstar, Inc.	70,262

SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Capital Markets — continued
1,123	MSCI, Inc.	168,877
1,860	Nasdaq, Inc.	161,281
1,700	Northern Trust Corp.	159,919
1,593	Raymond James Financial, Inc.	122,167
3,230	SEI Investments Co.	172,644
1,155	T. Rowe Price Group, Inc.	112,023

		2,388,981

	Chemicals — 4.3%
1,795	Albemarle Corp.	178,100
4,523	Ashland Global Holdings, Inc.	334,612
10,856	Axalta Coating Systems Ltd.*	267,926
5,827	Cabot Corp.	283,658
3,150	Celanese Corp.	305,361
9,399	CF Industries Holdings, Inc.	451,434
3,788	Eastman Chemical Co.	296,790
1,997	International Flavors & Fragrances, Inc.	288,886
12,845	Mosaic Co. (The)	397,424
349	NewMarket Corp.	134,700
23,146	Platform Specialty Products Corp.*	250,440
7,114	RPM International, Inc.	435,163
4,119	Scotts Miracle-Gro Co. (The)	274,902
10,305	Valvoline, Inc.	205,276
4,584	Westlake Chemical Corp.	326,839
5,189	WR Grace & Co.	336,195

		4,767,706

	Commercial Services & Supplies — 1.1%
1,089	Cintas Corp.	198,056
7,611	Copart, Inc.*	372,254
7,312	KAR Auction Services, Inc.	416,345
3,995	Republic Services, Inc.	290,357

		1,277,012

	Communications Equipment — 1.2%
691	Arista Networks, Inc.*	159,172
2,002	F5 Networks, Inc.*	350,911
11,463	Juniper Networks, Inc.	335,522
3,820	Motorola Solutions, Inc.	468,179

		1,313,784

	Construction & Engineering — 0.1%
3,085	frontdoor, Inc.*	105,044
579	Jacobs Engineering Group, Inc.	43,477
85	Valmont Industries, Inc.	10,567

		159,088

SHARES	INVESTMENTS	VALUE($)

	Consumer Finance — 0.7%
4,183	Ally Financial, Inc.	106,290
300	Credit Acceptance Corp.*	127,326
2,193	Discover Financial Services	152,786
4,572	Navient Corp.	52,944
10,772	Santander Consumer USA Holdings, Inc.	201,975
8,304	SLM Corp.*	84,203
2,442	Synchrony Financial	70,525

		796,049

	Containers & Packaging — 1.1%
1,850	AptarGroup, Inc.	188,626
3,729	Avery Dennison Corp.	338,295
2,439	Bemis Co., Inc.	111,633
7,202	International Paper Co.	326,683
1,649	Packaging Corp. of America	151,394
1,892	Silgan Holdings, Inc.	45,465
2,148	Sonoco Products Co.	117,238

		1,279,334

	Distributors — 0.6%
3,662	Genuine Parts Co.	358,583
210	LKQ Corp.*	5,726
2,249	Pool Corp.	327,792

		692,101

	Diversified Consumer Services — 1.1%
342	Graham Holdings Co., Class B	198,719
1,652	Grand Canyon Education, Inc.*	206,004
6,336	H&R Block, Inc.	168,158
9,596	Service Corp. International	397,946
6,172	ServiceMaster Global Holdings, Inc.*	264,655

		1,235,482

	Diversified Telecommunication Services — 0.6%
19,524	CenturyLink, Inc.	402,975
10,582	Zayo Group Holdings, Inc.*	316,190

		719,165

	Electric Utilities — 4.0%
11,346	Alliant Energy Corp.	487,651
7,460	Edison International	517,649
5,833	Entergy Corp.	489,680
8,328	Evergy, Inc.	466,285
7,853	Eversource Energy	496,781
7,035	Hawaiian Electric Industries, Inc.	262,406
8,041	OGE Energy Corp.	290,682
5,900	Pinnacle West Capital Corp.	485,275

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	125

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Electric Utilities — continued
16,489	PPL Corp.	501,266
10,213	Xcel Energy, Inc.	500,539

		4,498,214

	Electrical Equipment — 0.6%
3,244	AMETEK, Inc.	217,607
2,124	nVent Electric plc (United Kingdom)	51,868
744	Regal Beloit Corp.	53,345
1,275	Rockwell Automation, Inc.	210,031
2,467	Sensata Technologies Holding plc*	115,702

		648,553

	Electronic Equipment, Instruments & Components — 1.4%
3,243	Amphenol Corp., Class A	290,248
5,592	CDW Corp.	503,336
2,677	Dolby Laboratories, Inc., Class A	184,204
3,542	FLIR Systems, Inc.	164,030
3,720	Keysight Technologies, Inc.*	212,338
3,841	National Instruments Corp.	188,094

		1,542,250

	Energy Equipment & Services — 0.8%
994	Apergy Corp.*	38,756
5,596	Helmerich & Payne, Inc.	348,575
19,943	Nabors Industries Ltd.	99,116
8,591	National Oilwell Varco, Inc.	316,149
7,977	RPC, Inc. (a)	118,698

		921,294

	Entertainment — 0.7%
7,106	Cinemark Holdings, Inc.	295,396
2,133	Take-Two Interactive Software, Inc.*	274,880
6,249	Viacom, Inc., Class B	199,843

		770,119

	Equity Real Estate Investment Trusts (REITs) — 3.9%
996	Alexandria Real Estate Equities, Inc.	121,741
633	American Campus Communities, Inc.	25,010
1,070	AvalonBay Communities, Inc.	187,657
4,518	Brandywine Realty Trust	63,523
2,858	Brixmor Property Group, Inc.	46,300
1,299	Camden Property Trust	117,261
12,290	Colony Capital, Inc.	72,142
925	CoreSite Realty Corp.	86,821
351	CubeSmart	10,172
1,296	Digital Realty Trust, Inc.	133,825

SHARES	INVESTMENTS	VALUE($)

	Equity Real Estate Investment Trusts (REITs) — continued
3,784	Douglas Emmett, Inc.	136,943
5,386	Duke Realty Corp.	148,492
1,031	EPR Properties	70,871
2,866	Equity Commonwealth	85,350
1,397	Equity LifeStyle Properties, Inc.	132,282
302	Essex Property Trust, Inc.	75,736
1,436	Extra Space Storage, Inc.	129,326
183	Federal Realty Investment Trust	22,701
678	Forest City Realty Trust, Inc., Class A	17,059
3,127	Gaming and Leisure Properties, Inc.	105,349
1,785	Highwoods Properties, Inc.	76,112
4,048	Hospitality Properties Trust	103,710
6,193	Host Hotels & Resorts, Inc.	118,348
2,414	Hudson Pacific Properties, Inc.	73,144
2,182	Iron Mountain, Inc.	66,791
1,481	Kilroy Realty Corp.	102,011
1,834	Lamar Advertising Co., Class A	134,469
3,235	Liberty Property Trust	135,449
17,379	Medical Properties Trust, Inc.	258,252
909	Mid-America Apartment Communities, Inc.	88,818
1,123	National Retail Properties, Inc.	52,500
2,357	Omega Healthcare Investors, Inc.	78,606
3,481	Outfront Media, Inc.	61,683
14,598	Park Hotels & Resorts, Inc.	424,364
2,500	Rayonier, Inc.	75,500
101	Retail Value, Inc.*	2,829
5,348	Senior Housing Properties Trust	85,942
935	SITE Centers Corp.	11,622
1,014	Sun Communities, Inc.	101,877
1,296	Taubman Centers, Inc.	71,293
2,294	Uniti Group, Inc.	43,907
390	Vornado Realty Trust	26,551
2,334	Weingarten Realty Investors	65,632
2,077	Welltower, Inc.	137,227
3,410	Weyerhaeuser Co.	90,808
1,076	WP Carey, Inc.	71,027

		4,347,033

	Food & Staples Retailing — 0.2%
1,636	Casey’s General Stores, Inc.	206,316

	Food Products — 3.4%
6,483	Campbell Soup Co. (a)	242,529
11,198	Conagra Brands, Inc.	398,649
18,191	Flowers Foods, Inc.	351,268
3,714	Hershey Co. (The)	397,955
9,368	Hormel Foods Corp.	408,820

SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Food Products — continued
2,650	Ingredion, Inc.	268,127
6,455	Kellogg Co.	422,673
5,398	Lamb Weston Holdings, Inc.	421,908
3,922	McCormick & Co., Inc. (Non-Voting)	564,768
9,158	Pilgrim’s Pride Corp.*	161,730
3,265	Tyson Foods, Inc., Class A	195,639

		3,834,066

	Gas Utilities — 1.2%
5,268	Atmos Energy Corp.	490,346
6,449	National Fuel Gas Co.	350,116
9,052	UGI Corp.	480,299

		1,320,761

	Health Care Equipment & Supplies — 5.1%
1,205	ABIOMED, Inc.*	411,146
1,271	Align Technology, Inc.*	281,145
998	Cantel Medical Corp.	78,992
1,914	Cooper Cos., Inc. (The)	494,405
7,511	DENTSPLY SIRONA, Inc.	260,106
2,629	Edwards Lifesciences Corp.*	388,040
5,026	Hill-Rom Holdings, Inc.	422,586
7,849	Hologic, Inc.*	306,033
799	ICU Medical, Inc.*	203,529
1,930	IDEXX Laboratories, Inc.*	409,392
4,397	ResMed, Inc.	465,730
3,771	STERIS plc	412,208
1,762	Teleflex, Inc.	424,184
3,581	Varian Medical Systems, Inc.*	427,464
3,788	West Pharmaceutical Services, Inc.	401,225
3,230	Zimmer Biomet Holdings, Inc.	366,896

		5,753,081

	Health Care Providers & Services — 4.1%
2,465	Acadia Healthcare Co., Inc.*	102,297
2,453	AmerisourceBergen Corp.	215,864
3,669	Cardinal Health, Inc.	185,651
3,353	Centene Corp.*	436,963
760	Chemed Corp.	231,291
5,370	DaVita, Inc.*	361,616
3,461	Encompass Health Corp.	232,925
5,816	Henry Schein, Inc.*	482,728
2,622	Laboratory Corp. of America Holdings*	420,962
6,350	MEDNAX, Inc.*	262,191
3,545	Molina Healthcare, Inc.*	449,400
4,244	Quest Diagnostics, Inc.	399,403
3,073	Universal Health Services, Inc., Class B	373,554

SHARES	INVESTMENTS	VALUE($)

	Health Care Providers & Services — continued
1,618	WellCare Health Plans, Inc.*	446,552

		4,601,397

	Health Care Technology — 0.2%
3,881	Cerner Corp.*	222,304

	Hotels, Restaurants & Leisure — 3.3%
2,903	Aramark	104,276
4,143	Choice Hotels International, Inc.	304,096
3,180	Darden Restaurants, Inc.	338,829
4,387	Dunkin’ Brands Group, Inc.	318,321
16,268	Extended Stay America, Inc.	264,843
4,185	Hilton Worldwide Holdings, Inc.	297,847
4,295	Hyatt Hotels Corp., Class A	297,214
7,307	MGM Resorts International	194,951
3,349	Norwegian Cruise Line Holdings Ltd.*	147,590
1,700	Royal Caribbean Cruises Ltd.	178,041
5,443	Six Flags Entertainment Corp.	293,160
1,362	Vail Resorts, Inc.	342,298
16,086	Wendy’s Co. (The)	277,323
5,463	Wyndham Destinations, Inc.	196,012
5,279	Yum China Holdings, Inc. (China)	190,466

		3,745,267

	Household Durables — 2.0%
6,910	DR Horton, Inc.	248,484
7,173	Garmin Ltd.	474,566
9,916	Leggett & Platt, Inc.	360,050
4,684	Lennar Corp., Class A	201,318
1,257	Mohawk Industries, Inc.*	156,786
119	NVR, Inc.*	266,444
13,724	PulteGroup, Inc.	337,199
1,328	Whirlpool Corp.	145,761

		2,190,608

	Household Products — 1.3%
8,655	Church & Dwight Co., Inc.	513,847
3,381	Clorox Co. (The)	501,910
5,765	Energizer Holdings, Inc.	338,809
1,283	Spectrum Brands Holdings, Inc.	83,331

		1,437,897

	Independent Power and Renewable Electricity Producers — 0.5%
24,656	AES Corp.	359,484
6,728	Vistra Energy Corp.*	152,255

		511,739

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	127

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Industrial Conglomerates — 0.2%
821	Roper Technologies, Inc.	232,261

	Insurance — 3.3%
303	Alleghany Corp.	182,006
2,749	American Financial Group, Inc.	274,983
281	Arch Capital Group Ltd.*	7,972
3,827	Arthur J Gallagher & Co.	283,236
3,291	Aspen Insurance Holdings Ltd. (Bermuda)	137,827
1,770	Assurant, Inc.	172,062
2,387	Assured Guaranty Ltd.	95,432
3,040	Axis Capital Holdings Ltd.	169,602
8,407	Brown & Brown, Inc.	236,909
2,394	Cincinnati Financial Corp.	188,264
155	CNA Financial Corp.	6,722
593	Everest Re Group Ltd.	129,191
3,537	Fidelity National Financial, Inc.	118,313
1,819	First American Financial Corp.	80,636
889	Hanover Insurance Group, Inc. (The)	99,017
1,143	Lincoln National Corp.	68,797
3,864	Loews Corp.	179,908
24	Markel Corp.*	26,238
1,423	Mercury General Corp.	84,398
13,205	Old Republic International Corp.	291,170
2,513	Principal Financial Group, Inc.	118,287
1,188	Reinsurance Group of America, Inc.	169,136
3,061	Torchmark Corp.	259,144
2,394	Unum Group	86,806
3,012	WR Berkley Corp.	228,611

		3,694,667

	Interactive Media & Services — 0.3%
1,623	IAC/InterActiveCorp*	319,066

	IT Services — 3.6%
419	Akamai Technologies, Inc.*	30,273
6,966	Amdocs Ltd.	440,739
2,428	Booz Allen Hamilton Holding Corp.	120,283
3,624	Broadridge Financial Solutions, Inc.	423,791
2,191	Conduent, Inc.*	41,848
1,082	CoreLogic, Inc.*	43,951
2,556	DXC Technology Co.	186,153
2,240	Fidelity National Information Services, Inc.	233,184
7,640	First Data Corp., Class A*	143,174
3,127	Fiserv, Inc.*	247,971
2,144	Jack Henry & Associates, Inc.	321,236
5,995	Leidos Holdings, Inc.	388,356
2,610	Paychex, Inc.	170,929

SHARES	INVESTMENTS	VALUE($)

	IT Services — continued
10,433	Sabre Corp.	257,173
1,031	Teradata Corp.*	37,528
2,196	Total System Services, Inc.	200,165
3,087	VeriSign, Inc.*	440,021
3,903	Western Union Co. (The)	70,410
2,220	Worldpay, Inc.*	203,885

		4,001,070

	Leisure Products — 0.6%
4,558	Brunswick Corp.	236,971
2,678	Hasbro, Inc.	245,599
1,754	Polaris Industries, Inc.	156,071

		638,641

	Life Sciences Tools & Services — 2.2%
2,940	Agilent Technologies, Inc.	190,483
1,224	Bio-Rad Laboratories, Inc., Class A*	333,968
2,340	Bio-Techne Corp.	392,465
3,729	Bruker Corp.	116,830
3,958	Charles River Laboratories International, Inc.*	482,163
3,855	IQVIA Holdings, Inc.*	473,895
2,413	Waters Corp.*	457,722

		2,447,526

	Machinery — 3.3%
3,730	Allison Transmission Holdings, Inc.	164,418
1,325	Crane Co.	115,328
1,052	Cummins, Inc.	143,798
1,984	Dover Corp.	164,355
3,021	Fortive Corp.	224,309
6,548	Graco, Inc.	266,045
2,061	IDEX Corp.	261,376
2,201	Ingersoll-Rand plc	211,164
1,429	ITT, Inc.	72,164
2,071	Lincoln Electric Holdings, Inc.	167,565
1,199	Middleby Corp. (The)*	134,648
940	Nordson Corp.	115,310
1,748	Oshkosh Corp.	98,133
2,184	PACCAR, Inc.	124,947
999	Parker-Hannifin Corp.	151,478
2,123	Pentair plc (United Kingdom)	85,238
2,556	Snap-on, Inc.	393,471
1,082	Terex Corp.	36,128
6,827	Toro Co. (The)	384,565
1,746	Trinity Industries, Inc.	49,848
1,905	WABCO Holdings, Inc.*	204,692

SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Machinery — continued
2,783	Xylem, Inc.	182,509

		3,751,489

	Marine — 0.0% (b)
643	Kirby Corp.*	46,257

	Media — 1.4%
9,576	Discovery, Inc., Class A*	310,167
9,327	Interpublic Group of Cos., Inc. (The)	216,013
1,124	John Wiley & Sons, Inc., Class A	60,966
2,313	Liberty Media Corp.-Liberty SiriusXM, Class A*	95,388
3,815	Omnicom Group, Inc.	283,531
53,358	Sirius XM Holdings, Inc. (a)	321,215
5,988	Tribune Media Co., Class A	227,604

		1,514,884

	Metals & Mining — 2.1%
8,217	Alcoa Corp.*	287,513
11,856	Newmont Mining Corp.	366,587
5,891	Nucor Corp.	348,276
4,174	Reliance Steel & Aluminum Co.	329,412
4,809	Royal Gold, Inc.	368,514
8,030	Steel Dynamics, Inc.	317,988
12,356	United States Steel Corp.	327,805

		2,346,095

	Mortgage Real Estate Investment Trusts (REITs) — 0.7%
8,406	AGNC Investment Corp.	149,963
13,759	Annaly Capital Management, Inc.	135,802
9,270	Chimera Investment Corp.	172,422
15,967	MFA Financial, Inc.	110,651
6,893	Starwood Property Trust, Inc.	149,716
8,342	Two Harbors Investment Corp.	122,544

		841,098

	Multiline Retail — 1.7%
4,103	Dollar General Corp.	456,992
2,679	Dollar Tree, Inc.*	225,840
5,304	Kohl’s Corp.	401,672
10,136	Macy’s, Inc.	347,563
7,163	Nordstrom, Inc.	471,111

		1,903,178

	Multi-Utilities — 4.2%
7,747	Ameren Corp.	500,301
17,615	CenterPoint Energy, Inc.	475,781
9,944	CMS Energy Corp.	492,427
6,198	Consolidated Edison, Inc.	471,048

SHARES	INVESTMENTS	VALUE($)

	Multi-Utilities — continued
4,412	DTE Energy Co.	495,909
4,314	MDU Resources Group, Inc.	107,677
8,998	Public Service Enterprise Group, Inc.	480,763
5,000	SCANA Corp.	200,250
4,234	Sempra Energy	466,248
6,630	Vectren Corp.	474,244
7,257	WEC Energy Group, Inc.	496,379

		4,661,027

	Oil, Gas & Consumable Fuels — 3.3%
4,771	Apache Corp.	180,487
4,302	Cheniere Energy, Inc.*	259,884
8,707	CNX Resources Corp.*	136,264
5,556	Continental Resources, Inc.*	292,690
5,710	Devon Energy Corp.	185,004
1,752	Diamondback Energy, Inc.	196,855
779	Energen Corp.*	56,065
2,439	Hess Corp.	139,999
4,930	HollyFrontier Corp.	332,479
17,112	Marathon Oil Corp.	324,957
4,634	Murphy Oil Corp.	147,639
6,124	Newfield Exploration Co.*	123,705
5,694	ONEOK, Inc.	373,526
7,455	PBF Energy, Inc., Class A	311,992
93	SM Energy Co.	2,264
4,493	Targa Resources Corp.	232,153
4,629	Whiting Petroleum Corp.*	172,662
10,968	Williams Cos., Inc. (The)	266,851

		3,735,476

	Paper & Forest Products — 0.4%
9,593	Domtar Corp.	444,252

	Personal Products — 0.6%
1,253	Coty, Inc., Class A	13,219
6,479	Herbalife Nutrition Ltd.*	345,072
4,606	Nu Skin Enterprises, Inc., Class A	323,433

		681,724

	Pharmaceuticals — 0.9%
2,091	Jazz Pharmaceuticals plc*	332,092
9,156	Mylan NV*	286,125
4,826	Perrigo Co. plc	339,268

		957,485

	Professional Services — 0.6%
2,204	Dun & Bradstreet Corp. (The)	313,585
2,867	Robert Half International, Inc.	173,540

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	129

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Professional Services — continued
2,840	TransUnion	186,730

		673,855

	Real Estate Management & Development — 0.2%
2,506	CBRE Group, Inc., Class A*	100,967
570	Jones Lang LaSalle, Inc.	75,388

		176,355

	Road & Rail — 0.7%
1,873	JB Hunt Transport Services, Inc.	207,173
1,291	Kansas City Southern	131,630
2,567	Landstar System, Inc.	256,931
1,113	Old Dominion Freight Line, Inc.	145,157

		740,891

	Semiconductors & Semiconductor Equipment — 2.4%
3,728	Analog Devices, Inc.	312,071
15,413	Cypress Semiconductor Corp.	199,444
2,618	KLA-Tencor Corp.	239,652
1,165	Lam Research Corp.	165,115
8,400	Marvell Technology Group Ltd.	137,844
5,375	Maxim Integrated Products, Inc.	268,858
9,243	ON Semiconductor Corp.*	157,131
3,175	Qorvo, Inc.*	233,394
2,226	Skyworks Solutions, Inc.	193,128
5,665	Teradyne, Inc.	195,159
7,391	Versum Materials, Inc.	233,260
3,857	Xilinx, Inc.	329,272

		2,664,328

	Software — 3.8%
2,138	ANSYS, Inc.*	319,738
8,041	CA, Inc.	356,699
7,381	Cadence Design Systems, Inc.*	328,971
2,444	CDK Global, Inc.	139,895
4,102	Citrix Systems, Inc.*	420,332
2,987	Dell Technologies, Inc., Class V*	269,995
1,921	LogMeIn, Inc.	165,436
3,416	Manhattan Associates, Inc.*	163,080
4,404	PTC, Inc.*	362,934
2,410	Red Hat, Inc.*	413,652
7,843	SS&C Technologies Holdings, Inc.	401,248
4,795	Synopsys, Inc.*	429,296
1,981	Tyler Technologies, Inc.*	419,298
194	Ultimate Software Group, Inc. (The)*	51,726

		4,242,300

SHARES	INVESTMENTS	VALUE($)

	Specialty Retail — 2.7%
3,029	AutoNation, Inc.*	122,614
19	AutoZone, Inc.*	13,936
5,204	Best Buy Co., Inc.	365,113
225	Burlington Stores, Inc.*	38,585
2,379	CarMax, Inc.*	161,558
5,269	Dick’s Sporting Goods, Inc.	186,364
2,813	Foot Locker, Inc.	132,605
5,468	Gap, Inc. (The)	149,276
2,778	Penske Automotive Group, Inc.	123,288
3,359	Ross Stores, Inc.	332,541
2,722	Tiffany & Co.	302,959
4,753	Tractor Supply Co.	436,753
8,437	Urban Outfitters, Inc.*	332,924
6,347	Williams-Sonoma, Inc.	376,885

		3,075,401

	Technology Hardware, Storage & Peripherals — 0.2%
3,399	NetApp, Inc.	266,787

	Textiles, Apparel & Luxury Goods — 2.0%
3,461	Carter’s, Inc.	332,187
3,300	Columbia Sportswear Co.	297,924
6,144	Michael Kors Holdings Ltd.*	340,439
1,903	PVH Corp.	229,863
3,368	Ralph Lauren Corp.	436,527
5,404	Tapestry, Inc.	228,643
1,947	Under Armour, Inc., Class C*	38,609
4,572	VF Corp.	378,927

		2,283,119

	Trading Companies & Distributors — 0.5%
1,894	Fastenal Co.	97,371
1,260	MSC Industrial Direct Co., Inc., Class A	102,136
560	United Rentals, Inc.*	67,239
1,133	Watsco, Inc.	167,888
450	WW Grainger, Inc.	127,786

		562,420

	Transportation Infrastructure — 0.1%
2,040	Macquarie Infrastructure Corp.	75,378

	Water Utilities — 0.7%
5,597	American Water Works Co., Inc.	495,502
10,416	Aqua America, Inc.	338,833

		834,335

SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Wireless Telecommunication Services — 0.5%
12,201	Telephone & Data Systems, Inc.	376,157
3,076	United States Cellular Corp.*	146,940

		523,097

	Total Common Stocks (Cost $103,203,566)	108,211,311

Short-Term Investments — 3.2%
	Investment Companies — 3.2%
3,620,915	JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.02% (c) (d) (Cost $3,620,915)	3,620,915

Investment of Cash Collateral from Securities Loaned — 0.6%
643,332	JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.07% (c) (d) (Cost $643,332)	643,332

	Total Investments — 100.4% (Cost $107,467,813)	112,475,558
	Liabilities in Excess of Other Assets — (0.4%)	(447,378)

	NET ASSETS — 100.0%	112,028,180

Percentages indicated are based on net assets.

(a)	— The security or a portion of this security is on loan at October 31, 2018. The total value of securities on loan at October 31, 2018 was $627,488.
(b)	— Amount rounds to less than 0.1% of net assets.
(c)	— Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	— The rate shown is the current yield as of October 31, 2018.
*	— Non-income producing security.

Futures contracts outstanding as of October 31, 2018:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	26	12/2018	USD	3,523,260	(19,830)

					(19,830)

Abbreviations

USD	— United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	131

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018

SHARES	INVESTMENTS	VALUE($)
Common Stocks — 98.3%
	Aerospace & Defense — 0.7%
1,756	AAR Corp.	83,551
2,388	Aerojet Rocketdyne Holdings, Inc.*	84,344
1,208	Aerovironment, Inc.*	108,684
1,163	Cubic Corp.	76,304
1,182	Mercury Systems, Inc.*	55,389
2,159	Moog, Inc., Class A	154,476
906	National Presto Industries, Inc.	112,951

		675,699

	Air Freight & Logistics — 0.3%
1,073	Atlas Air Worldwide Holdings, Inc.*	55,388
2,435	Echo Global Logistics, Inc.*	62,604
1,588	Forward Air Corp.	95,264
1,784	Hub Group, Inc., Class A*	81,743

		294,999

	Airlines — 0.3%
530	Allegiant Travel Co.	60,494
1,918	Hawaiian Holdings, Inc.	66,382
2,773	SkyWest, Inc.	158,865

		285,741

	Auto Components — 2.7%
9,716	American Axle & Manufacturing Holdings, Inc.*	147,392
10,180	Cooper Tire & Rubber Co.	314,460
2,506	Cooper-Standard Holdings, Inc.*	232,181
8,848	Dana, Inc.	137,763
4,936	Dorman Products, Inc.*	389,993
7,731	Fox Factory Holding Corp.*	415,387
5,454	Gentherm, Inc.*	238,013
4,811	LCI Industries	333,643
2,318	Modine Manufacturing Co.*	30,157
2,001	Stoneridge, Inc.*	50,845
6,209	Superior Industries International, Inc.	61,035
5,782	Tenneco, Inc., Class A	199,074

		2,549,943

	Automobiles — 0.2%
8,500	Winnebago Industries, Inc.	234,260

	Banks — 3.0%
464	1st Source Corp.	21,618
1,301	Ameris Bancorp	55,800
2,056	AmeriServ Financial, Inc.	8,717
993	BancFirst Corp.	56,978
1,580	BancorpSouth Bank	45,346
1,604	Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	64,625

SHARES	INVESTMENTS	VALUE($)

	Banks — continued
1,100	Banner Corp.	63,602
3,165	Brookline Bancorp, Inc.	49,058
356	Capital City Bank Group, Inc.	8,437
1,322	Cathay General Bancorp	49,800
2,140	CenterState Bank Corp.	52,601
286	Chemical Financial Corp.	13,402
1,654	Community Bank System, Inc.	96,577
1,121	Community Trust Bancorp, Inc.	51,017
1,364	CVB Financial Corp.	29,803
1,316	FCB Financial Holdings, Inc., Class A*	51,495
128	First Busey Corp.	3,574
1,160	First Financial Bancorp	30,357
1,039	First Financial Bankshares, Inc. (a)	61,291
309	First Financial Corp.	14,171
379	First Merchants Corp.	15,770
1,352	First Midwest Bancorp, Inc.	31,042
3,403	Fulton Financial Corp.	54,482
1,302	Glacier Bancorp, Inc.	55,205
1,888	Great Western Bancorp, Inc.	69,195
1,243	Hancock Whitney Corp.	52,156
2,777	Home BancShares, Inc.	52,874
790	IBERIABANK Corp.	58,847
1,473	Independent Bank Corp.	115,557
8,423	Investors Bancorp, Inc.	94,169
1,892	MB Financial, Inc.	83,986
553	NBT Bancorp, Inc.	20,179
1,145	OFG Bancorp (Puerto Rico)	19,568
3,986	Old National Bancorp	71,150
610	Renasant Corp.	21,277
871	Republic Bancorp, Inc., Class A	39,082
970	S&T Bancorp, Inc.	38,907
357	Sandy Spring Bancorp, Inc.	12,691
2,284	Trustmark Corp.	70,347
920	UMB Financial Corp.	58,742
1,706	Union Bankshares Corp.	58,243
2,896	United Community Banks, Inc.	72,024
8,227	Valley National Bancorp	82,105
10,449	Webster Financial Corp.	614,819
2,648	WesBanco, Inc.	106,185
888	Westamerica Bancorp	51,690

		2,848,561

	Beverages — 1.4%
2,254	Boston Beer Co., Inc. (The), Class A*	692,632
1,357	Coca-Cola Bottling Co. Consolidated	234,259

SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Beverages — continued
2,571	MGP Ingredients, Inc. (a)	182,978
2,339	National Beverage Corp.*	216,240

		1,326,109

	Biotechnology — 2.2%
1,795	Acceleron Pharma, Inc.*	91,132
6,588	Achillion Pharmaceuticals, Inc.*	18,842
2,703	Acorda Therapeutics, Inc.*	51,654
2,061	Aimmune Therapeutics, Inc.*	54,781
912	AMAG Pharmaceuticals, Inc.*	19,608
4,555	Amicus Therapeutics, Inc.*	50,925
599	Arena Pharmaceuticals, Inc.*	21,360
5,973	Array BioPharma, Inc.*	96,763
978	Blueprint Medicines Corp.*	59,433
1,406	Chimerix, Inc.*	4,907
1,274	Dynavax Technologies Corp.*	12,600
1,082	Eagle Pharmaceuticals, Inc.*	53,278
2,273	Emergent BioSolutions, Inc.*	139,085
1,708	Enanta Pharmaceuticals, Inc.*	131,789
1,464	FibroGen, Inc.*	62,762
1,151	Five Prime Therapeutics, Inc.*	13,973
1,291	Genomic Health, Inc.*	92,578
3,159	Halozyme Therapeutics, Inc.*	49,059
2,269	Heron Therapeutics, Inc.*	62,987
1,875	ImmunoGen, Inc.*	10,181
6,555	Inovio Pharmaceuticals, Inc.*	32,316
1,962	Insys Therapeutics, Inc.* (a)	16,736
3,976	Keryx Biopharmaceuticals, Inc.*	11,053
4,107	Lexicon Pharmaceuticals, Inc.*	32,158
583	Ligand Pharmaceuticals, Inc.*	96,084
438	Loxo Oncology, Inc.*	66,865
5,988	MiMedx Group, Inc.* (a)	34,850
2,774	Momenta Pharmaceuticals, Inc.*	34,703
2,710	Myriad Genetics, Inc.*	122,031
1,576	NewLink Genetics Corp.*	2,979
4,582	Novavax, Inc.*	8,064
14,301	PDL BioPharma, Inc.*	35,609
1,971	PTC Therapeutics, Inc.*	75,923
3,071	Repligen Corp.*	166,510
3,383	Retrophin, Inc.*	86,808
1,646	Sangamo Therapeutics, Inc.*	20,855
1,242	Spark Therapeutics, Inc.*	55,878
3,068	Spectrum Pharmaceuticals, Inc.*	36,509
4,341	Vanda Pharmaceuticals, Inc.*	82,349

		2,115,977

SHARES	INVESTMENTS	VALUE($)

	Building Products — 0.9%
2,308	Advanced Drainage Systems, Inc.	64,139
1,810	American Woodmark Corp.*	109,396
2,498	Apogee Enterprises, Inc.	90,178
3,551	Builders FirstSource, Inc.*	43,961
1,340	Gibraltar Industries, Inc.*	47,758
3,193	Griffon Corp.	38,699
2,243	JELD-WEN Holding, Inc.*	36,471
1,118	Masonite International Corp.*	61,926
392	NCI Building Systems, Inc.*	4,802
1,403	Patrick Industries, Inc.*	61,045
2,736	Quanex Building Products Corp.	40,548
1,986	Simpson Manufacturing Co., Inc.	113,361
713	Trex Co., Inc.*	43,707
4,633	Universal Forest Products, Inc.	130,975

		886,966

	Capital Markets — 0.1%
2,403	Blucora, Inc.*	69,495

	Chemicals — 3.1%
2,262	AdvanSix, Inc.*	62,748
1,796	American Vanguard Corp.	28,916
2,611	Balchem Corp.	244,520
8,734	Ferro Corp.*	147,954
184	Flotek Industries, Inc.*	333
3,321	GCP Applied Technologies, Inc.*	86,246
5,582	HB Fuller Co.	248,176
2,397	Ingevity Corp.*	218,319
1,662	Innophos Holdings, Inc.	48,697
2,724	Innospec, Inc.	182,290
967	KMG Chemicals, Inc.	72,544
1,370	Koppers Holdings, Inc.*	36,647
4,110	Kraton Corp.*	113,189
1,756	LSB Industries, Inc.*	13,346
7,771	Minerals Technologies, Inc.	425,462
4,019	PolyOne Corp.	129,854
5,011	Rayonier Advanced Materials, Inc.	62,036
7,369	Sensient Technologies Corp.	477,953
1,984	Stepan Co.	163,859
1,973	Tredegar Corp.	36,698
2,466	Trinseo SA	132,868
3,970	Tronox Ltd., Class A	45,457

		2,978,112

	Commercial Services & Supplies — 3.9%
2,685	ABM Industries, Inc.	82,564
19,155	ACCO Brands Corp.	154,581

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	133

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Commercial Services & Supplies — continued
1,408	Brady Corp., Class A	56,728
1,246	Brink’s Co. (The)	82,635
577	Cimpress NV (Netherlands)*	72,119
858	CompX International, Inc.	11,188
5,919	Covanta Holding Corp.	86,950
1,273	Deluxe Corp.	60,098
1,529	Essendant, Inc.	19,479
6,899	Healthcare Services Group, Inc.	280,030
8,628	Herman Miller, Inc.	284,293
6,340	HNI Corp.	240,223
20,110	Interface, Inc.	327,592
2,839	Kimball International, Inc., Class B	46,730
8,854	Knoll, Inc.	175,752
2,357	Matthews International Corp., Class A	98,098
1,544	McGrath RentCorp	82,434
396	Mobile Mini, Inc.	16,284
1,324	MSA Safety, Inc.	138,279
968	Multi-Color Corp.	51,459
11,718	Pitney Bowes, Inc.	77,573
11,371	Rollins, Inc.	673,163
12,567	Steelcase, Inc., Class A	208,612
1,146	Team, Inc.*	22,805
2,647	Tetra Tech, Inc.	174,808
1,235	UniFirst Corp.	184,386
1,159	Viad Corp.	55,505
1,889	Virco Manufacturing Corp.	8,179

		3,772,547

	Communications Equipment — 1.4%
1,717	Acacia Communications, Inc.*	59,185
6,589	ADTRAN, Inc.	88,556
2,437	CalAmp Corp.*	48,594
3,227	Ciena Corp.*	100,876
3,015	Comtech Telecommunications Corp.	84,179
7,041	Extreme Networks, Inc.*	39,078
2,723	Finisar Corp.*	45,447
4,986	Harmonic, Inc.*	27,473
14,402	Inseego Corp.* (a)	50,839
1,491	InterDigital, Inc.	105,786
1,049	Lumentum Holdings, Inc.*	57,328
1,481	NETGEAR, Inc.*	82,166
2,163	NetScout Systems, Inc.*	54,637
7,425	Oclaro, Inc.*	61,033
1,934	Plantronics, Inc.	114,048
1,005	Ribbon Communications, Inc.*	6,834
1,917	ViaSat, Inc.* (a)	122,228

SHARES	INVESTMENTS	VALUE($)

	Communications Equipment — continued
16,191	Viavi Solutions, Inc.*	186,682

		1,334,969

	Construction & Engineering — 0.7%
2,062	Aegion Corp.*	39,920
1,001	Argan, Inc.	44,064
2,976	Comfort Systems USA, Inc.	159,157
907	Dycom Industries, Inc.*	61,567
1,493	EMCOR Group, Inc.	105,973
729	Granite Construction, Inc.	33,330
3,738	KBR, Inc.	73,938
1,942	MasTec, Inc.*	84,496
1,994	Tutor Perini Corp.*	30,907

		633,352

	Construction Materials — 0.0% (b)
1,007	US Concrete, Inc.*	32,869

	Consumer Finance — 0.2%
1,449	Encore Capital Group, Inc.*	36,819
1,165	EZCORP, Inc., Class A*	11,580
1,001	FirstCash, Inc.	80,480
965	PRA Group, Inc.*	29,761
427	World Acceptance Corp.*	43,336

		201,976

	Containers & Packaging — 0.1%
1,865	Greif, Inc., Class A	88,214
1,838	Myers Industries, Inc.	29,151

		117,365

	Distributors — 0.8%
1,846	Core-Mark Holding Co., Inc.	70,905
2,864	Funko, Inc., Class A*	53,987
4,159	Pool Corp.	606,174

		731,066

	Diversified Consumer Services — 0.8%
3,086	Adtalem Global Education, Inc.*	156,244
2,523	American Public Education, Inc.*	82,578
2,316	Bridgepoint Education, Inc.*	22,233
1,598	Carriage Services, Inc.	30,458
4,965	Chegg, Inc.*	135,445
650	Houghton Mifflin Harcourt Co.*	4,355
353	K12, Inc.*	7,558
4,008	Regis Corp.*	67,495
1,702	Sotheby’s*	71,484
679	Strategic Education, Inc.	85,432
3,232	Universal Technical Institute, Inc.*	8,500

SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Diversified Consumer Services — continued
1,358	Weight Watchers International, Inc.*	89,764

		761,546

	Diversified Telecommunication Services — 2.0%
6,812	Alaska Communications Systems Group, Inc.*	9,946
3,367	Cogent Communications Holdings, Inc.	175,017
8,772	IDT Corp., Class B*	61,755
11,958	Intelsat SA*	311,625
33,736	Iridium Communications, Inc.*	668,310
48,177	Vonage Holdings Corp.*	638,827
11,159	Windstream Holdings, Inc.*	45,975

		1,911,455

	Electric Utilities — 3.6%
8,026	ALLETE, Inc.	593,924
10,233	El Paso Electric Co.	583,793
6,464	IDACORP, Inc.	602,833
3,690	MGE Energy, Inc.	230,551
4,444	Otter Tail Corp.	200,291
17,211	PNM Resources, Inc.	661,075
10,904	Portland General Electric Co.	491,552
10,790	Spark Energy, Inc., Class A (a)	80,493

		3,444,512

	Electrical Equipment — 0.7%
2,234	AZZ, Inc.	99,078
1,618	Encore Wire Corp.	71,516
1,244	EnerSys	98,985
1,154	Generac Holdings, Inc.*	58,542
6,083	LSI Industries, Inc.	26,278
22,788	Sunrun, Inc.*	279,381
836	Vicor Corp.*	33,524

		667,304

	Electronic Equipment, Instruments & Components — 1.6%
1,072	Anixter International, Inc.*	70,420
2,323	Badger Meter, Inc.	114,082
1,036	Belden, Inc.	55,996
1,500	Benchmark Electronics, Inc.	32,745
648	CTS Corp.	17,295
3,463	Daktronics, Inc.	25,314
1,865	Fabrinet (Thailand)*	80,792
1,107	II-VI, Inc.*	41,214
3,845	Insight Enterprises, Inc.*	198,748
954	Itron, Inc.*	49,742
1,519	Methode Electronics, Inc.	44,962
2,778	MTS Systems Corp.	131,538

SHARES	INVESTMENTS	VALUE($)

	Electronic Equipment, Instruments & Components — continued
1,177	Novanta, Inc.*	68,513
2,014	Park Electrochemical Corp.	35,567
1,904	PC Connection, Inc.	63,099
1,785	Plexus Corp.*	104,244
468	Rogers Corp.*	57,592
1,818	ScanSource, Inc.*	70,684
1,767	SYNNEX Corp.	137,137
1,126	Tech Data Corp.*	79,563
2,751	TTM Technologies, Inc.*	32,187
3,548	Vishay Intertechnology, Inc.	64,928

		1,576,362

	Energy Equipment & Services — 1.5%
4,214	Archrock, Inc.	43,236
2,589	Bristow Group, Inc.*	28,505
4,137	C&J Energy Services, Inc.*	77,693
2,247	CARBO Ceramics, Inc.*	10,853
3,070	Covia Holdings Corp.*	17,745
7,356	Diamond Offshore Drilling, Inc.* (a)	104,308
736	Geospace Technologies Corp.*	9,369
2,763	Gulf Island Fabrication, Inc.	23,485
13,733	Helix Energy Solutions Group, Inc.*	117,005
609	KLX Energy Services Holdings, Inc.*	17,594
2,720	Matrix Service Co.*	55,298
4,710	McDermott International, Inc.*	36,408
5,428	Newpark Resources, Inc.*	44,564
21,120	Noble Corp. plc*	106,022
4,524	Oceaneering International, Inc.*	85,685
1,847	Oil States International, Inc.*	41,133
7,026	Pioneer Energy Services Corp.*	20,867
7,323	ProPetro Holding Corp.*	129,251
8,131	Rowan Cos. plc, Class A*	129,364
3,386	SEACOR Holdings, Inc.*	162,494
4,766	TETRA Technologies, Inc.*	14,155
3,997	Unit Corp.*	92,451
5,542	US Silica Holdings, Inc. (a)	77,588

		1,445,073

	Entertainment — 0.5%
2,511	AMC Entertainment Holdings, Inc., Class A	48,362
5,478	Liberty Media Corp.-Liberty Formula One, Class A*	173,598
1,049	Marcus Corp. (The)	40,932
3,400	Rosetta Stone, Inc.*	70,686
1,569	World Wrestling Entertainment, Inc., Class A	113,893

		447,471

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	135

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Equity Real Estate Investment Trusts (REITs) — 2.1%
356	Acadia Realty Trust	9,911
1,277	Agree Realty Corp.	73,134
2,499	American Assets Trust, Inc.	95,862
3,018	CareTrust REIT, Inc.	53,298
398	Chesapeake Lodging Trust	11,697
1,228	CorePoint Lodging, Inc.	20,102
5,228	Cousins Properties, Inc.	43,445
2,891	DiamondRock Hospitality Co.	30,211
721	EastGroup Properties, Inc.	69,064
3,182	First Industrial Realty Trust, Inc.	97,687
3,014	Four Corners Property Trust, Inc.	78,605
3,377	Franklin Street Properties Corp.	23,504
2,206	GEO Group, Inc. (The)	48,775
312	Healthcare Realty Trust, Inc.	8,692
299	Kite Realty Group Trust	4,736
1,706	Lexington Realty Trust	13,256
4,023	LTC Properties, Inc.	172,064
797	Mack-Cali Realty Corp.	16,179
1,117	National Health Investors, Inc.	82,055
1,803	Pebblebrook Hotel Trust	60,779
1,558	Pennsylvania REIT	13,944
4,463	Piedmont Office Realty Trust, Inc., Class A	80,423
1,225	PotlatchDeltic Corp.	44,406
916	PS Business Parks, Inc.	119,630
3,107	Ramco-Gershenson Properties Trust	41,261
423	Retail Opportunity Investments Corp.	7,440
2,994	Rexford Industrial Realty, Inc.	94,820
3,133	RLJ Lodging Trust	60,905
871	Ryman Hospitality Properties, Inc.	67,581
2,509	Sabra Health Care REIT, Inc.	54,320
880	Saul Centers, Inc.	42,029
2,159	Select Income REIT	40,827
2,555	STAG Industrial, Inc.	67,605
3,496	Summit Hotel Properties, Inc.	40,274
1,874	Sunstone Hotel Investors, Inc.	27,117
1,625	Terreno Realty Corp.	60,824
290	Urban Edge Properties	5,942
2,140	Washington REIT	59,642
2,867	Xenia Hotels & Resorts, Inc.	58,917

		2,000,963

	Food & Staples Retailing — 0.6%
5,810	Andersons, Inc. (The)	209,160
1,333	Ingles Markets, Inc., Class A	43,909
2,827	Performance Food Group Co.*	82,888
1,254	PriceSmart, Inc.	87,968

SHARES	INVESTMENTS	VALUE($)

	Food & Staples Retailing — continued
5,518	SpartanNash Co.	98,496
1,981	United Natural Foods, Inc.*	43,047

		565,468

	Food Products — 3.3%
6,297	B&G Foods, Inc. (a)	163,974
2,584	Calavo Growers, Inc. (a)	250,648
4,669	Cal-Maine Foods, Inc.	227,240
12,594	Darling Ingredients, Inc.*	260,192
12,150	Dean Foods Co.	97,079
504	Farmer Brothers Co.*	12,152
11,645	Fresh Del Monte Produce, Inc.	384,634
15,068	Hostess Brands, Inc.*	156,707
2,805	J&J Snack Foods Corp.	438,029
4,372	Lancaster Colony Corp.	749,273
2,039	Sanderson Farms, Inc. (a)	200,617
17	Seaboard Corp.	65,705
5,620	Tootsie Roll Industries, Inc.	177,423

		3,183,673

	Gas Utilities — 3.7%
16,447	New Jersey Resources Corp.	741,760
5,689	Northwest Natural Holding Co.	368,590
8,166	ONE Gas, Inc.	644,379
21,605	South Jersey Industries, Inc.	638,212
6,972	Southwest Gas Holdings, Inc.	538,726
9,164	Spire, Inc.	665,123

		3,596,790

	Health Care Equipment & Supplies — 5.0%
6,497	Accuray, Inc.*	29,172
1,609	Anika Therapeutics, Inc.*	57,538
2,109	Avanos Medical, Inc.*	119,369
1,697	AxoGen, Inc.*	63,281
1,269	Cantel Medical Corp.	100,441
4,143	CONMED Corp.	279,362
3,176	Globus Medical, Inc., Class A*	167,852
3,370	Haemonetics Corp.*	352,064
2,233	ICU Medical, Inc.*	568,812
345	Inogen, Inc.*	65,402
2,567	Integer Holdings Corp.*	191,164
7,187	Invacare Corp.	92,856
1,602	iRhythm Technologies, Inc.*	123,770
1,084	LivaNova plc*	121,397
4,681	Meridian Bioscience, Inc.	75,879
4,532	Merit Medical Systems, Inc.*	258,868
5,604	Natus Medical, Inc.*	167,448

SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Health Care Equipment & Supplies — continued
3,067	Neogen Corp.*	186,228
2,543	Novocure Ltd.*	84,275
2,163	NuVasive, Inc.*	121,496
5,904	NxStage Medical, Inc.*	167,556
4,780	OraSure Technologies, Inc.*	66,442
1,454	Orthofix Medical, Inc.*	88,432
4,328	Quidel Corp.*	278,550
1,470	STAAR Surgical Co.*	58,962
2,036	Surmodics, Inc.*	129,143
1,396	Tactile Systems Technology, Inc.*	91,410
2,837	Varex Imaging Corp.*	73,649
5,836	West Pharmaceutical Services, Inc.	618,149

		4,798,967

	Health Care Providers & Services — 1.7%
1,043	Amedisys, Inc.*	114,730
1,899	AMN Healthcare Services, Inc.*	96,127
1,553	BioScrip, Inc.*	4,162
974	BioTelemetry, Inc.*	56,589
649	Chemed Corp.	197,510
1,745	Diplomat Pharmacy, Inc.*	34,621
3,783	Genesis Healthcare, Inc.*	5,826
1,127	HealthEquity, Inc.*	103,459
2,980	LHC Group, Inc.*	272,461
1,232	LifePoint Health, Inc.*	79,908
2,526	Magellan Health, Inc.*	164,342
4,828	Owens & Minor, Inc.	38,141
5,110	Patterson Cos., Inc.	115,384
4,784	Select Medical Holdings Corp.*	79,319
2,155	Tenet Healthcare Corp.*	55,448
6,181	Tivity Health, Inc.*	212,688

		1,630,715

	Health Care Technology — 1.0%
8,204	Allscripts Healthcare Solutions, Inc.*	97,709
1,260	Computer Programs & Systems, Inc.	31,500
3,416	HMS Holdings Corp.*	98,449
1,756	Medidata Solutions, Inc.*	123,447
6,564	Omnicell, Inc.*	464,075
1,233	Tabula Rasa HealthCare, Inc.*	91,094
1,023	Teladoc Health, Inc.*	70,935

		977,209

	Hotels, Restaurants & Leisure — 3.3%
6,418	Belmond Ltd., Class A (United Kingdom)*	109,876
105	Biglari Holdings, Inc., Class A*	78,750
1,953	BJ’s Restaurants, Inc.	119,485

SHARES	INVESTMENTS	VALUE($)

	Hotels, Restaurants & Leisure — continued
4,109	Bloomin’ Brands, Inc.	81,975
4,317	Boyd Gaming Corp.	114,660
3,255	Brinker International, Inc. (a)	141,104
3,529	Cheesecake Factory, Inc. (The)	170,592
675	Churchill Downs, Inc.	168,487
1,758	Chuy’s Holdings, Inc.*	42,842
997	Cracker Barrel Old Country Store, Inc. (a)	158,204
1,757	Dave & Buster’s Entertainment, Inc.	104,629
2,405	Dine Brands Global, Inc.	194,901
4,563	Dover Motorsports, Inc.	9,810
4,942	El Pollo Loco Holdings, Inc.*	61,824
3,283	Eldorado Resorts, Inc.*	119,830
1,377	Fiesta Restaurant Group, Inc.*	35,540
1,477	Marriott Vacations Worldwide Corp.	130,700
1,997	Noodles & Co.*	18,832
91	OBH Inc.*	12,967
7,956	Penn National Gaming, Inc.*	193,172
3,068	Planet Fitness, Inc., Class A*	150,608
4,230	Red Robin Gourmet Burgers, Inc.*	127,746
3,702	Red Rock Resorts, Inc., Class A	85,664
2,862	Ruth’s Hospitality Group, Inc.	77,360
2,212	Shake Shack, Inc., Class A*	116,993
4,598	Sonic Corp.	199,001
3,211	Texas Roadhouse, Inc.	194,137
2,377	Wingstop, Inc.	148,848

		3,168,537

	Household Durables — 3.6%
2,345	Bassett Furniture Industries, Inc.	46,314
10,886	Ethan Allen Interiors, Inc.	208,358
5,743	Helen of Troy Ltd.*	712,821
2,091	iRobot Corp.* (a)	184,364
8,469	KB Home	169,126
11,269	La-Z-Boy, Inc.	313,278
4,733	LGI Homes, Inc.* (a)	202,525
8,778	M/I Homes, Inc.*	212,164
11,339	MDC Holdings, Inc.	318,626
5,622	Meritage Homes Corp.*	209,420
3,594	Skyline Champion Corp.	85,645
9,743	Taylor Morrison Home Corp., Class A*	161,149
2,205	TopBuild Corp.*	100,592
16,128	TRI Pointe Group, Inc.*	191,923
3,333	Universal Electronics, Inc.*	104,223
18,407	ZAGG, Inc.*	222,909

		3,443,437

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	137

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Household Products — 0.9%
4,371	Central Garden & Pet Co.*	141,970
8,015	Central Garden & Pet Co., Class A*	237,645
3,159	WD-40 Co.	527,806

		907,421

	Independent Power and Renewable Electricity Producers — 1.0%
1,743	Atlantica Yield plc (Spain)	34,180
2,455	Clearway Energy, Inc., Class A	47,676
3,550	Clearway Energy, Inc., Class C	69,615
7,939	Ormat Technologies, Inc.	406,239
16,456	Pattern Energy Group, Inc., Class A	294,892
13,165	TerraForm Power, Inc., Class A	148,370

		1,000,972

	Insurance — 1.0%
3,420	CNO Financial Group, Inc.	64,638
420	Crawford & Co., Class B	3,868
1,896	Employers Holdings, Inc.	87,140
926	FBL Financial Group, Inc., Class A	63,875
1,531	Horace Mann Educators Corp.	60,138
129	National Western Life Group, Inc., Class A	34,737
1,716	Navigators Group, Inc. (The)	118,661
514	Primerica, Inc.	56,406
317	Protective Insurance Corp., Class B	7,307
1,174	RLI Corp.	86,794
867	Safety Insurance Group, Inc.	72,204
3,648	Selective Insurance Group, Inc.	236,573
1,663	State Auto Financial Corp.	52,867
1,352	Stewart Information Services Corp.	55,811

		1,001,019

	Interactive Media & Services — 0.4%
4,752	Cars.com, Inc.*	124,075
13,582	Meet Group, Inc. (The)*	59,897
417	Travelzoo*	3,198
3,693	XO Group, Inc.*	127,815
2,542	Yelp, Inc.*	108,848

		423,833

	Internet & Direct Marketing Retail — 0.9%
2,153	Etsy, Inc.*	91,546
1,881	Lands’ End, Inc.*	30,679
1,080	Liquidity Services, Inc.*	6,415
11,317	Nutrisystem, Inc.	402,432
1,731	PetMed Express, Inc.	48,364
1,205	Shutterfly, Inc.*	60,250
2,727	Shutterstock, Inc.	111,480

SHARES	INVESTMENTS	VALUE($)

	Internet & Direct Marketing Retail — continued
458	Stamps.com, Inc.*	92,594

		843,760

	IT Services — 2.0%
1,271	CACI International, Inc., Class A*	226,823
2,943	Computer Task Group, Inc.*	13,920
3,133	CSG Systems International, Inc.	109,968
2,962	EVERTEC, Inc. (Puerto Rico)	77,249
1,189	ExlService Holdings, Inc.*	76,215
4,855	LiveRamp Holdings, Inc.*	221,776
763	ManTech International Corp., Class A	43,705
9,463	MAXIMUS, Inc.	614,811
2,673	Perficient, Inc.*	66,879
1,908	Science Applications International Corp.	132,625
954	Sykes Enterprises, Inc.*	29,259
7,223	Travelport Worldwide Ltd.	108,056
2,432	TTEC Holdings, Inc.	60,605
2,284	Unisys Corp.*	42,049
2,018	Virtusa Corp.*	100,073

		1,924,013

	Leisure Products — 0.9%
2,215	American Outdoor Brands Corp.*	30,301
24,558	Callaway Golf Co.	525,541
7,829	JAKKS Pacific, Inc.*	18,868
13,301	Nautilus, Inc.*	162,671
2,392	Sturm Ruger & Co., Inc.	142,061

		879,442

	Life Sciences Tools & Services — 0.4%
1,686	Cambrex Corp.*	89,847
1,221	Fluidigm Corp.*	8,791
5,507	Luminex Corp.	158,436
1,389	Medpace Holdings, Inc.*	72,367
1,528	Syneos Health, Inc.*	69,723

		399,164

	Machinery — 3.0%
1,720	Actuant Corp., Class A	41,022
2,158	Albany International Corp., Class A	151,017
722	Astec Industries, Inc.	27,154
1,521	Barnes Group, Inc.	86,089
15,742	Briggs & Stratton Corp.	228,731
3,168	Chart Industries, Inc.*	215,582
898	CIRCOR International, Inc.	29,194
4,270	Columbus McKinnon Corp.	156,837
1,448	EnPro Industries, Inc.	90,066

SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Machinery — continued
996	ESCO Technologies, Inc.	60,975
2,054	Federal Signal Corp.	45,167
1,925	Franklin Electric Co., Inc.	81,658
895	Greenbrier Cos., Inc. (The)	42,468
5,316	Hillenbrand, Inc.	254,636
582	John Bean Technologies Corp.	60,511
1,716	Kennametal, Inc.	60,832
507	LB Foster Co., Class A*	9,217
430	Lindsay Corp.	41,117
1,526	LS Starrett Co. (The), Class A	8,271
1,074	Manitowoc Co., Inc. (The)*	19,633
9,733	Meritor, Inc.*	165,364
3,022	Mueller Industries, Inc.	73,586
6,642	Mueller Water Products, Inc., Class A	68,147
791	Proto Labs, Inc.*	94,485
1,259	RBC Bearings, Inc.*	185,929
3,149	Rexnord Corp.*	84,425
704	Standex International Corp.	57,108
1,237	Tennant Co.	75,605
9,408	Titan International, Inc.	66,420
2,010	TriMas Corp.*	59,195
4,189	Wabash National Corp.	63,254
1,578	Watts Water Technologies, Inc., Class A	110,539
1,176	Woodward, Inc.	86,601

		2,900,835

	Marine — 0.1%
1,532	Matson, Inc.	53,743

	Media — 1.3%
6,392	Entercom Communications Corp., Class A	41,484
3,175	EW Scripps Co. (The), Class A	53,404
7,932	Gannett Co., Inc.	76,940
4,933	Gray Television, Inc.*	85,390
1,733	Loral Space & Communications, Inc.*	77,396
2,154	Meredith Corp.	111,060
3,200	MSG Networks, Inc., Class A*	81,760
7,971	New York Times Co. (The), Class A	210,434
1,759	Nexstar Media Group, Inc., Class A	131,732
2,723	Scholastic Corp.	118,124
2,336	Sinclair Broadcast Group, Inc., Class A	66,903
15,904	TEGNA, Inc.	183,532

		1,238,159

	Metals & Mining — 1.5%
7,678	AK Steel Holding Corp.*	28,409
4,556	Allegheny Technologies, Inc.*	117,955

SHARES	INVESTMENTS	VALUE($)

	Metals & Mining — continued
2,672	Carpenter Technology Corp.	116,526
4,412	Century Aluminum Co.*	35,031
2,960	Coeur Mining, Inc.*	14,149
6,979	Commercial Metals Co.	133,020
3,697	Compass Minerals International, Inc.	179,342
2,272	Haynes International, Inc.	65,797
21,221	Hecla Mining Co.	50,930
2,717	Kaiser Aluminum Corp.	259,120
1,181	Materion Corp.	67,116
1,294	Olympic Steel, Inc.	24,405
5,950	SunCoke Energy, Inc.*	66,640
3,991	Warrior Met Coal, Inc.	111,748
3,090	Worthington Industries, Inc.	129,409

		1,399,597

	Mortgage Real Estate Investment Trusts (REITs) — 0.6%
1,905	AG Mortgage Investment Trust, Inc.	32,956
3,384	ARMOUR Residential REIT, Inc.	73,703
4,463	Blackstone Mortgage Trust, Inc., Class A	150,582
11,766	Capstead Mortgage Corp.	80,715
2,103	Exantas Capital Corp.	23,848
4,425	Ladder Capital Corp.	74,517
9,087	New York Mortgage Trust, Inc.	55,794
3,238	Redwood Trust, Inc.	53,168
4,478	Western Asset Mortgage Capital Corp.	44,646

		589,929

	Multiline Retail — 0.4%
2,366	Big Lots, Inc.	98,236
983	Dillard’s, Inc., Class A (a)	69,223
2,194	Ollie’s Bargain Outlet Holdings, Inc.*	203,823

		371,282

	Multi-Utilities — 1.9%
11,190	Avista Corp.	575,390
12,025	Black Hills Corp.	715,487
8,668	NorthWestern Corp.	509,332

		1,800,209

	Oil, Gas & Consumable Fuels — 2.5%
11,679	Abraxas Petroleum Corp.*	21,489
1,629	Arch Coal, Inc., Class A	156,221
1,633	California Resources Corp.*	51,178
6,185	Callon Petroleum Co.*	61,665
3,226	Carrizo Oil & Gas, Inc.*	58,746
1,891	CONSOL Energy, Inc.*	75,337
4,445	CVR Energy, Inc.	191,135

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	139

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Oil, Gas & Consumable Fuels — continued
2,538	Delek US Holdings, Inc.	93,195
16,201	Denbury Resources, Inc.*	55,894
8,312	DHT Holdings, Inc.	41,809
1,321	Frontline Ltd. (Norway)*	9,445
2,502	GasLog Ltd. (Monaco)	51,191
3,799	Golar LNG Ltd. (Bermuda)	101,737
6,780	Green Plains, Inc.	115,531
9,156	Gulfport Energy Corp.*	83,411
9,417	Halcon Resources Corp.*	31,264
4,813	Matador Resources Co.*	138,807
1,282	NACCO Industries, Inc., Class A	44,280
1,245	Nordic American Tankers Ltd.	3,225
3,503	Oasis Petroleum, Inc.*	35,240
4,233	Pacific Ethanol, Inc.*	6,942
4,171	Peabody Energy Corp.	147,862
1,070	Penn Virginia Corp.*	73,595
3,457	Renewable Energy Group, Inc.* (a)	107,444
1,903	REX American Resources Corp.*	141,146
3,312	Sanchez Energy Corp.* (a)	5,498
5,568	Scorpio Tankers, Inc. (Monaco)	9,967
4,962	SemGroup Corp., Class A	91,747
7,292	Ship Finance International Ltd. (Norway)	91,150
20,629	Southwestern Energy Co.*	110,159
9,557	SRC Energy, Inc.*	67,664
11,264	Teekay Tankers Ltd., Class A (Bermuda)	12,503
9,437	Ultra Petroleum Corp.*	11,324
7,626	W&T Offshore, Inc.*	51,399
3,814	WildHorse Resource Development Corp.*	80,895

		2,430,095

	Paper & Forest Products — 0.8%
2,230	Boise Cascade Co.	68,662
1,930	Clearwater Paper Corp.*	46,590
4,179	KapStone Paper and Packaging Corp.	146,265
3,451	Louisiana-Pacific Corp.	75,128
7,387	PH Glatfelter Co.	132,227
6,820	Schweitzer-Mauduit International, Inc.	217,695
2,380	Verso Corp., Class A*	66,902

		753,469

	Personal Products — 1.3%
2,986	Medifast, Inc.	632,076
635	Nature’s Sunshine Products, Inc.*	5,620
5,177	USANA Health Sciences, Inc.*	605,813

		1,243,509

SHARES	INVESTMENTS	VALUE($)

	Pharmaceuticals — 0.8%
2,088	Amneal Pharmaceuticals, Inc.*	38,524
1,063	ANI Pharmaceuticals, Inc.*	51,587
1,797	Assertio Therapeutics, Inc.*	8,724
3,958	Corcept Therapeutics, Inc.*	46,507
5,291	Horizon Pharma plc*	96,349
5,911	Innoviva, Inc.*	82,518
1,718	Intersect ENT, Inc.*	48,207
1,547	Lannett Co., Inc.* (a)	5,662
1,719	Mallinckrodt plc*	43,078
1,215	MyoKardia, Inc.*	64,322
640	Pacira Pharmaceuticals, Inc.*	31,290
2,016	Paratek Pharmaceuticals, Inc.* (a)	15,019
3,382	Prestige Consumer Healthcare, Inc.*	122,293
1,527	Supernus Pharmaceuticals, Inc.*	72,624
1,980	Theravance Biopharma, Inc.*	48,055

		774,759

	Professional Services — 1.0%
750	Acacia Research Corp.*	2,460
1,594	ASGN, Inc.*	106,926
1,435	CRA International, Inc.	60,485
2,215	Forrester Research, Inc.	89,220
1,564	FTI Consulting, Inc.*	108,088
710	Heidrick & Struggles International, Inc.	24,502
863	Huron Consulting Group, Inc.*	47,025
1,599	Insperity, Inc.	175,650
1,120	Kelly Services, Inc., Class A	26,309
1,015	Korn/Ferry International	45,817
3,528	Navigant Consulting, Inc.	76,205
1,688	Resources Connection, Inc.	27,548
1,627	TriNet Group, Inc.*	76,453
631	TrueBlue, Inc.*	14,721
2,066	WageWorks, Inc.*	82,247

		963,656

	Real Estate Management & Development — 0.1%
2,266	Kennedy-Wilson Holdings, Inc.	43,009
3,818	Rafael Holdings, Inc., Class B*	31,078

		74,087

	Road & Rail — 1.1%
1,822	AMERCO	594,847
2,031	ArcBest Corp.	75,391
2,003	Avis Budget Group, Inc.*	56,324
2,543	Covenant Transportation Group, Inc., Class A*	63,651
3,390	Heartland Express, Inc.	66,003

SEE NOTES TO FINANCIAL STATEMENTS.

140	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Road & Rail — continued
4,008	Hertz Global Holdings, Inc.*	55,110
1,252	Saia, Inc.*	78,701
3,385	Werner Enterprises, Inc.	108,963

		1,098,990

	Semiconductors & Semiconductor Equipment — 2.0%
1,646	Advanced Energy Industries, Inc.*	70,827
2,383	Axcelis Technologies, Inc.*	41,131
2,936	Brooks Automation, Inc.	91,104
2,202	Cabot Microelectronics Corp.	214,959
1,865	CEVA, Inc.*	45,954
1,244	Cirrus Logic, Inc.*	46,575
2,942	Cohu, Inc.	61,194
2,793	Cree, Inc.*	108,424
3,032	Diodes, Inc.*	91,536
731	DSP Group, Inc.*	8,940
3,960	Entegris, Inc.	105,098
2,699	Ichor Holdings Ltd.* (a)	47,907
3,206	Integrated Device Technology, Inc.*	150,073
10,782	Lattice Semiconductor Corp.*	64,800
4,107	MaxLinear, Inc.*	79,717
3,981	Nanometrics, Inc.*	127,631
4,634	NeoPhotonics Corp.*	37,072
4,461	Photronics, Inc.*	43,450
1,614	Power Integrations, Inc.	90,901
6,224	Rambus, Inc.*	54,211
2,143	Semtech Corp.*	96,306
1,357	Silicon Laboratories, Inc.*	110,636
635	Synaptics, Inc.*	23,838
2,565	Ultra Clean Holdings, Inc.*	26,984
1,129	Veeco Instruments, Inc.*	10,737
4,794	Xperi Corp.	62,322

		1,912,327

	Software — 3.9%
11,066	8x8, Inc.*	190,224
9,340	ACI Worldwide, Inc.*	234,341
2,041	Agilysys, Inc.*	33,207
1,666	Alarm.com Holdings, Inc.*	74,104
1,496	Alteryx, Inc., Class A*	79,273
813	Appfolio, Inc., Class A*	46,422
2,812	Apptio, Inc., Class A*	72,831
1,379	Blackbaud, Inc.	98,902
1,938	Bottomline Technologies DE, Inc.*	129,148
2,621	CommVault Systems, Inc.*	152,595
1,892	Coupa Software, Inc.*	122,658

SHARES	INVESTMENTS	VALUE($)

	Software — continued
2,367	Ebix, Inc.	135,653
1,083	Ellie Mae, Inc.*	71,781
1,624	Envestnet, Inc.*	84,480
1,619	Everbridge, Inc.*	82,294
523	Fair Isaac Corp.*	100,787
3,083	Five9, Inc.*	121,347
554	Globant SA (Argentina)*	28,520
4,068	Hortonworks, Inc.*	72,654
848	HubSpot, Inc.*	115,031
1,633	j2 Global, Inc.	118,948
4,601	LivePerson, Inc.*	103,983
779	MicroStrategy, Inc., Class A*	98,131
1,659	New Relic, Inc.*	148,066
2,235	NextGen Healthcare Information Systems LLC*	33,011
3,118	OneSpan, Inc.*	45,757
1,449	Paylocity Holding Corp.*	95,330
2,456	Pegasystems, Inc.	131,445
5,064	Progress Software Corp.	162,757
1,670	Q2 Holdings, Inc.*	88,894
3,879	Qualys, Inc.*	276,340
867	SPS Commerce, Inc.*	80,709
3,812	TiVo Corp.	41,932
462	Trade Desk, Inc. (The), Class A*	57,080
1,494	Varonis Systems, Inc.*	91,239
2,662	Verint Systems, Inc.*	121,573

		3,741,447

	Specialty Retail — 3.9%
2,425	Aaron’s, Inc.	114,290
2,445	Abercrombie & Fitch Co., Class A	48,166
6,313	American Eagle Outfitters, Inc.	145,578
1,537	Asbury Automotive Group, Inc.*	100,059
2,032	At Home Group, Inc.*	55,555
5,077	Barnes & Noble, Inc.	32,137
5,548	Bed Bath & Beyond, Inc.	76,230
3,208	Boot Barn Holdings, Inc.*	79,173
5,240	Buckle, Inc. (The) (a)	106,896
3,249	Build-A-Bear Workshop, Inc.*	27,811
3,541	Caleres, Inc.	121,102
5,177	Camping World Holdings, Inc., Class A (a)	88,786
2,945	Cato Corp. (The), Class A	56,780
7,586	Chico’s FAS, Inc.	58,185
850	Children’s Place, Inc. (The)	126,990
2,569	Citi Trends, Inc.	65,073
1,213	Conn’s, Inc.*	33,697

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	141

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Specialty Retail — continued
3,586	DSW, Inc., Class A	95,208
3,155	Express, Inc.*	27,796
1,183	Five Below, Inc.*	134,649
9,879	GameStop Corp., Class A	144,233
2,966	GNC Holdings, Inc., Class A*	10,915
1,574	Group 1 Automotive, Inc.	90,883
4,800	Guess?, Inc.	101,952
2,742	Haverty Furniture Cos., Inc.	55,608
2,532	Hibbett Sports, Inc.*	44,234
2,668	Kirkland’s, Inc.*	26,973
919	Lithia Motors, Inc., Class A	81,865
925	Lumber Liquidators Holdings, Inc.*	11,063
4,379	Monro, Inc.	325,798
2,128	Murphy USA, Inc.*	171,581
13,207	Office Depot, Inc.	33,810
5,215	Party City Holdco, Inc.*	54,601
4,659	Pier 1 Imports, Inc.	7,408
2,842	Rent-A-Center, Inc.*	40,498
507	RH* (a)	58,665
4,714	Shoe Carnival, Inc.	192,001
1,998	Signet Jewelers Ltd.	111,988
4,505	Sleep Number Corp.*	163,847
2,494	Sonic Automotive, Inc., Class A	45,191
2,026	Tailored Brands, Inc.	42,566
2,885	Tile Shop Holdings, Inc.	18,752
14,645	Zumiez, Inc.*	340,643

		3,769,236

	Technology Hardware, Storage & Peripherals — 0.2%
2,274	Cray, Inc.*	51,597
3,204	Diebold Nixdorf, Inc. (a)	12,496
2,030	Electronics For Imaging, Inc.*	61,814
3,806	Stratasys Ltd.*	72,542

		198,449

	Textiles, Apparel & Luxury Goods — 2.9%
7,532	Columbia Sportswear Co.	679,989
6,314	Crocs, Inc.*	129,689
2,457	Deckers Outdoor Corp.*	312,457
4,240	G-III Apparel Group Ltd.*	169,006
2,677	Movado Group, Inc.	103,091
2,971	Oxford Industries, Inc.	264,359
18,658	Steven Madden Ltd.	583,436
19,214	Vera Bradley, Inc.*	253,433
8,645	Wolverine World Wide, Inc.	304,045

		2,799,505

SHARES	INVESTMENTS	VALUE($)

	Thrifts & Mortgage Finance — 0.7%
1,946	Axos Financial, Inc.*	59,081
5,666	Capitol Federal Financial, Inc.	70,315
3,824	Dime Community Bancshares, Inc.	61,643
4,687	Kearny Financial Corp.	60,650
5,871	MGIC Investment Corp.*	71,685
4,381	Northwest Bancshares, Inc.	70,709
3,686	OceanFirst Financial Corp.	93,329
3,390	Oritani Financial Corp.	49,528
3,865	TrustCo Bank Corp.	28,949
2,956	Washington Federal, Inc.	83,241

		649,130

	Tobacco — 1.0%
6,124	Universal Corp.	415,575
37,701	Vector Group Ltd.	509,717

		925,292

	Trading Companies & Distributors — 1.1%
4,188	Aircastle Ltd.	81,373
5,011	Applied Industrial Technologies, Inc.	329,373
584	DXP Enterprises, Inc.*	18,559
1,766	GATX Corp.	132,326
2,048	GMS, Inc.*	33,669
2,366	Kaman Corp.	150,288
892	Lawson Products, Inc.*	29,490
6,845	MRC Global, Inc.*	108,356
1,547	SiteOne Landscape Supply, Inc.*	105,258
1,028	Systemax, Inc.	33,215
1,486	Textainer Group Holdings Ltd.*	17,431
3,076	Titan Machinery, Inc.*	43,833

		1,083,171

	Water Utilities — 1.6%
11,232	American States Water Co.	687,623
13,587	California Water Service Group	570,654
1,888	Connecticut Water Service, Inc.	130,498
2,608	SJW Group	158,384

		1,547,159

	Wireless Telecommunication Services — 0.1%
2,417	Boingo Wireless, Inc.*	75,725
6,102	Gogo, Inc.*(a)	34,903

		110,628

	Total Common Stocks (Cost $92,963,657)	94,517,775

SEE NOTES TO FINANCIAL STATEMENTS.

142	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

NO. OF RIGHTS	INVESTMENTS	VALUE($)
Rights — 0.0% (b)
	Chemicals — 0.0% (b)
5,865	A Schulman, Inc., CVR*‡	—	(c)

	Media — 0.0% (b)
1,533	Media General, Inc., CVR*‡	75

	Total Rights (Cost $—)	75

SHARES
Short-Term Investments—1.6%
	Investment Companies—1.6%
1,505,075	JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.02% (d) (e) (Cost $1,505,075)	1,505,075

Investment of Cash Collateral from Securities Loaned — 2.5%
2,431,125	JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.07% (d) (e) (Cost $2,431,125)	2,431,125

	Total Investments — 102.4% (Cost $96,899,857)	98,454,050
	Liabilities in Excess of Other Assets — (2.4%)	(2,318,796)

	NET ASSETS — 100.0%	96,135,254

Percentages indicated are based on net assets.

Abbreviations

CVR	— Contingent Value Rights

(a)	— The security or a portion of this security is on loan at October 31, 2018. The total value of securities on loan at October 31, 2018 was $2,359,957.
(b)	— Amount rounds to less than 0.1% of net assets.
(c)	— Amount rounds to less than 1.
(d)	— Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	— The rate shown is the current yield as of October 31, 2018.
*	— Non-income producing security.
‡	— Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	143

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

Futures contracts outstanding as of October 31, 2018:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	20	12/2018	USD	1,513,100	(28,586)

					(28,586)

Abbreviations
USD	— United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

144	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

JPMorgan U.S. Dividend ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018

SHARES	INVESTMENTS	VALUE($)
Common Stocks — 95.2%
	Aerospace & Defense — 0.6%
505	Lockheed Martin Corp.	148,394

	Air Freight & Logistics — 0.4%
1,096	United Parcel Service, Inc., Class B	116,768

	Airlines — 0.4%
1,471	Copa Holdings SA, Class A (Panama)	106,545

	Automobiles — 1.3%
8,533	Ford Motor Co.	81,490
4,049	General Motors Co.	148,153
3,402	Harley-Davidson, Inc.	130,025

		359,668

	Banks — 0.6%
1,315	PacWest Bancorp	53,415
6,350	People’s United Financial, Inc.	99,441

		152,856

	Beverages — 1.5%
3,964	Coca-Cola Co. (The)	189,796
2,173	Keurig Dr Pepper, Inc.	56,498
14	Molson Coors Brewing Co., Class B	896
1,492	PepsiCo, Inc.	167,671

		414,861

	Biotechnology — 1.6%
1,657	AbbVie, Inc.	128,997
881	Amgen, Inc.	169,848
2,188	Gilead Sciences, Inc.	149,178

		448,023

	Capital Markets — 0.1%
2,345	BGC Partners, Inc., Class A	24,834

	Chemicals — 4.2%
1,051	Air Products & Chemicals, Inc.	162,222
3,360	CF Industries Holdings, Inc.	161,381
1,797	Eastman Chemical Co.	140,795
431	International Flavors & Fragrances, Inc.	62,348
1,091	Linde plc (United Kingdom)	180,528
1,546	LyondellBasell Industries NV, Class A	138,011
1,705	Mosaic Co. (The)	52,753
943	Olin Corp.	19,049
2,585	RPM International, Inc.	158,124
1,115	Scotts Miracle-Gro Co. (The)	74,415

		1,149,626

	Commercial Services & Supplies — 0.6%
1,924	Waste Management, Inc.	172,140

SHARES	INVESTMENTS	VALUE($)

	Containers & Packaging — 1.4%
585	Bemis Co., Inc.	26,776
1,360	International Paper Co.	61,690
1,403	Packaging Corp. of America	128,809
3,073	Sonoco Products Co.	167,724
209	WestRock Co.	8,981

		393,980

	Distributors — 0.6%
1,748	Genuine Parts Co.	171,164

	Diversified Consumer Services — 0.5%
4,748	H&R Block, Inc.	126,012

	Diversified Telecommunication Services — 2.0%
5,523	AT&T, Inc.	169,445
8,177	CenturyLink, Inc.	168,773
3,263	Verizon Communications, Inc.	186,285
835	Zayo Group Holdings, Inc.*	24,950

		549,453

	Electric Utilities — 10.2%
3,671	Alliant Energy Corp.	157,780
2,430	American Electric Power Co., Inc.	178,265
2,235	Avangrid, Inc.	105,067
2,156	Duke Energy Corp.	178,150
2,653	Edison International	184,092
2,086	Entergy Corp.	175,120
2,861	Evergy, Inc.	160,187
2,793	Eversource Energy	176,685
4,003	Exelon Corp.	175,371
4,671	FirstEnergy Corp.	174,135
2,919	Hawaiian Electric Industries, Inc.	108,879
873	NextEra Energy, Inc.	150,593
3,443	OGE Energy Corp.	124,464
965	PG&E Corp.*	45,172
2,220	Pinnacle West Capital Corp.	182,595
5,871	PPL Corp.	178,478
3,983	Southern Co. (The)	179,355
3,328	Xcel Energy, Inc.	163,105

		2,797,493

	Electrical Equipment — 1.7%
2,104	Eaton Corp. plc	150,794
2,281	Emerson Electric Co.	154,834
1,272	Hubbell, Inc.	129,362
176	Rockwell Automation, Inc.	28,993

		463,983

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	145

JPMorgan U.S. Dividend ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Energy Equipment & Services — 0.6%
2,525	Helmerich & Payne, Inc.	157,282

	Entertainment — 0.9%
3,451	Cinemark Holdings, Inc.	143,458
2,748	Viacom, Inc., Class B	87,881

		231,339

	Equity Real Estate Investment Trusts (REITs) — 10.3%
3,662	Apple Hospitality REIT, Inc.	59,215
8,813	Brandywine Realty Trust	123,911
3,117	Brixmor Property Group, Inc.	50,495
4,697	Colony Capital, Inc.	27,571
1,015	Corporate Office Properties Trust	26,228
1,406	Digital Realty Trust, Inc.	145,184
3,602	Duke Realty Corp.	99,307
929	EPR Properties	63,859
4,063	Gaming and Leisure Properties, Inc.	136,882
4,373	HCP, Inc.	120,476
776	Healthcare Trust of America, Inc., Class A	20,378
4,587	Hospitality Properties Trust	117,519
4,111	Iron Mountain, Inc.	125,838
8,498	Kimco Realty Corp.	136,733
3,780	Liberty Property Trust	158,269
1,252	Macerich Co. (The)	64,628
3,913	Medical Properties Trust, Inc.	58,147
2,479	National Retail Properties, Inc.	115,893
5,279	Omega Healthcare Investors, Inc.	176,055
751	Outfront Media, Inc.	13,308
1,489	Park Hotels & Resorts, Inc.	43,285
3,138	Rayonier, Inc.	94,768
507	Retail Value, Inc.*	14,201
7,570	Senior Housing Properties Trust	121,650
94	SITE Centers Corp.	1,168
20,833	Spirit Realty Capital, Inc.	162,914
7,979	Uniti Group, Inc.	152,718
763	Ventas, Inc.	44,285
18,595	VEREIT, Inc.	136,301
1,720	Welltower, Inc.	113,640
1,664	WP Carey, Inc.	109,841

		2,834,667

	Food & Staples Retailing — 0.6%
2,337	Sysco Corp.	166,698

	Food Products — 3.1%
1,125	Archer-Daniels-Midland Co.	53,156
4,152	Campbell Soup Co. (a)	155,326
4,196	Conagra Brands, Inc.	149,378

SHARES	INVESTMENTS	VALUE($)

	Food Products — continued
7,258	Flowers Foods, Inc.	140,152
3,335	General Mills, Inc.	146,073
90	JM Smucker Co. (The)	9,749
2,182	Kellogg Co.	142,877
1,009	Kraft Heinz Co. (The)	55,465

		852,176

	Gas Utilities — 0.4%
1,807	National Fuel Gas Co.	98,102

	Health Care Equipment & Supplies — 2.7%
2,632	Abbott Laboratories	181,450
669	Becton Dickinson and Co.	154,205
77	Hill-Rom Holdings, Inc.	6,474
1,827	Medtronic plc	164,101
1,307	ResMed, Inc.	138,438
647	Stryker Corp.	104,956

		749,624

	Health Care Providers & Services — 0.9%
2,075	Cardinal Health, Inc.	104,995
1,519	Quest Diagnostics, Inc.	142,953

		247,948

	Hotels, Restaurants & Leisure — 3.4%
1,504	Darden Restaurants, Inc.	160,251
7,406	Extended Stay America, Inc.	120,570
636	International Game Technology plc	11,798
2,226	Las Vegas Sands Corp.	113,593
1,085	McDonald’s Corp.	191,936
2,391	Six Flags Entertainment Corp.	128,779
9,882	Wendy’s Co. (The)	170,366
1,072	Wyndham Destinations, Inc.	38,463

		935,756

	Household Durables — 1.5%
2,560	Garmin Ltd.	169,370
3,394	Leggett & Platt, Inc.	123,236
1,569	Newell Brands, Inc.	24,916
952	Whirlpool Corp.	104,491

		422,013

	Household Products — 1 .8%
1,060	Clorox Co. (The)	157,357
1,404	Kimberly-Clark Corp.	146,437
2,119	Procter & Gamble Co. (The)	187,913

		491,707

SEE NOTES TO FINANCIAL STATEMENTS.

146	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Independent Power and Renewable Electricity Producers — 0.7%
12,964	AES Corp.	189,015

	Industrial Conglomerates — 0.7%
786	3M Co.	149,544
5,019	General Electric Co.	50,692

		200,236

	Insurance — 0.6%
7,861	Old Republic International Corp.	173,335

	IT Services — 1.0%
1,005	International Business Machines Corp.	116,007
2,384	Paychex, Inc.	156,128

		272,135

	Leisure Products — 0.8%
1,577	Hasbro, Inc.	144,627
6,140	Mattel, Inc.*	83,381

		228,008

	Machinery — 1.2%
1,141	Caterpillar, Inc.	138,426
1,007	Cummins, Inc.	137,647
15	Stanley Black & Decker, Inc.	1,748
1,232	Timken Co. (The)	48,725

		326,546

	Metals & Mining — 1.3%
2,790	Nucor Corp.	164,945
1,984	Reliance Steel & Aluminum Co.	156,577
792	Southern Copper Corp. (Peru)	30,365

		351,887

	Mortgage Real Estate Investment Trusts (REITs) — 3.2%
8,226	AGNC Investment Corp.	146,752
13,711	Annaly Capital Management, Inc.	135,328
6,936	Chimera Investment Corp.	129,010
17,564	MFA Financial, Inc.	121,718
3,254	New Residential Investment Corp.	58,181
7,076	Starwood Property Trust, Inc.	153,691
9,408	Two Harbors Investment Corp.	138,203

		882,883

	Multiline Retail — 2.4%
2,206	Kohl’s Corp.	167,060
4,775	Macy’s, Inc.	163,735
2,187	Nordstrom, Inc.	143,839
2,000	Target Corp.	167,260

		641,894

SHARES	INVESTMENTS	VALUE($)

	Multi-Utilities — 7.8%
2,703	Ameren Corp.	174,560
6,274	CenterPoint Energy, Inc.	169,461
3,292	CMS Energy Corp.	163,020
2,209	Consolidated Edison, Inc.	167,884
2,464	Dominion Energy, Inc.	175,979
1,569	DTE Energy Co.	176,356
5,984	MDU Resources Group, Inc.	149,361
5,529	NiSource, Inc.	140,215
3,331	Public Service Enterprise Group, Inc.	177,975
4,183	SCANA Corp.	167,529
1,325	Sempra Energy	145,909
1,976	Vectren Corp.	141,343
2,580	WEC Energy Group, Inc.	176,472

		2,126,064

	Oil, Gas & Consumable Fuels — 4.1%
1,477	Chevron Corp.	164,907
1,355	Exxon Mobil Corp.	107,966
3,827	Kinder Morgan, Inc.	65,136
2,115	Murphy Oil Corp.	67,384
2,038	Occidental Petroleum Corp.	136,689
2,481	ONEOK, Inc.	162,754
2,985	PBF Energy, Inc., Class A	124,922
3,169	Targa Resources Corp.	163,742
5,652	Williams Cos., Inc. (The)	137,513

		1,131,013

	Paper & Forest Products — 0.6%
3,426	Domtar Corp.	158,658

	Personal Products — 0.3%
3,307	Coty, Inc., Class A	34,889
761	Nu Skin Enterprises, Inc., Class A	53,437

		88,326

	Pharmaceuticals — 3.2%
2,713	Bristol-Myers Squibb Co.	137,115
1,664	Eli Lilly & Co.	180,444
1,331	Johnson & Johnson	186,327
2,578	Merck & Co., Inc.	189,766
4,278	Pfizer, Inc.	184,211

		877,863

	Professional Services — 0.5%
5,593	Nielsen Holdings plc	145,306

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	147

JPMorgan U.S. Dividend ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Semiconductors & Semiconductor Equipment — 3.8%
1,744	Analog Devices, Inc.	145,990
9,529	Cypress Semiconductor Corp.	123,305
3,352	Intel Corp.	157,142
1,484	KLA-Tencor Corp.	135,846
2,757	Maxim Integrated Products, Inc.	137,905
199	Microchip Technology, Inc.	13,090
2,112	QUALCOMM, Inc.	132,824
2,135	Xilinx, Inc.	182,265

		1,028,367

	Software — 1.1%
2,928	CA, Inc.	129,886
1,655	Microsoft Corp.	176,771

		306,657

	Specialty Retail — 2.3%
107	Best Buy Co., Inc.	7,507
3,063	Foot Locker, Inc.	144,390
5,277	Gap, Inc. (The)	144,062
884	Home Depot, Inc. (The)	155,478
5,481	L Brands, Inc.	177,694

		629,131

	Technology Hardware, Storage & Peripherals — 0.6%
1,791	HP, Inc.	43,235
4,671	Xerox Corp.	130,181

		173,416

	Textiles, Apparel & Luxury Goods — 1.5%
6,453	Hanesbrands, Inc.	110,734
3,294	Tapestry, Inc.	139,369
1,897	VF Corp.	157,223

		407,326

	Thrifts & Mortgage Finance — 0.5%
13,499	New York Community Bancorp, Inc.	129,320

	Tobacco — 1.4%
2,700	Altria Group, Inc.	175,608
2,239	Philip Morris International, Inc.	197,189

		372,797

	Transportation Infrastructure — 0.1%
988	Macquarie Infrastructure Corp.	36,507

SHARES	INVESTMENTS	VALUE($)

	Wireless Telecommunication Services — 1.6%
17,203	Sprint Corp.*	105,282
5,144	Telephone & Data Systems, Inc.	158,590
2,559	T-Mobile US, Inc.*	175,419

		439,291

	Total Common Stocks (Cost $26,065,291)	26,099,093

Short-Term Investments — 4.6%
	Investment Companies — 4.6%
1,248,859	JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.02% (b) (c) (Cost $1,248,859)	1,248,859

Investment of Cash Collateral from Securities Loaned — 0.5%
148,580	JPMorgan U.S. Government Money Market Fund, IM Shares, 2.07% (b) (c) (Cost $148,580)	148,580

	Total Investments — 100.3% (Cost $27,462,730)	27,496,532
	Liabilities in Excess of Other Assets — (0.3%)	(85,406)

	NET ASSETS — 100.0%	27,411,126

Percentages indicated are based on net assets.

(a)	— The security or a portion of this security is on loan at October 31, 2018. The total value of securities on loan at October 31, 2018 was $145,312.
(b)	— Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	— The rate shown is the current yield as of October 31, 2018.
*	— Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

148	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

Futures contracts outstanding as of October 31, 2018:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	9	12/2018	USD	1,219,590	(18,041)

					(18,041)

Abbreviations

USD	— United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	149

JPMorgan U.S. Minimum Volatility ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018

SHARES	INVESTMENTS	VALUE($)
Common Stocks — 97.2%
	Aerospace & Defense — 2.0%
958	Harris Corp.	142,464
765	L3 Technologies, Inc.	144,945
451	Lockheed Martin Corp.	132,526
731	Raytheon Co.	127,954

		547,889

	Air Freight & Logistics — 0.5%
1,190	United Parcel Service, Inc., Class B	126,783

	Banks — 0.5%
2,640	US Bancorp	137,993

	Beverages — 2.5%
2,594	Brown-Forman Corp., Class B	120,206
3,570	Coca-Cola Co. (The)	170,931
595	Constellation Brands, Inc., Class A	118,542
1,736	Molson Coors Brewing Co., Class B	111,104
1,402	PepsiCo, Inc.	157,557

		678,340

	Biotechnology — 0.5%
714	Amgen, Inc.	137,652

	Chemicals — 4.4%
892	Air Products & Chemicals, Inc.	137,680
2,025	Ashland Global Holdings, Inc.	149,810
266	DowDuPont, Inc.	14,343
1,118	Ecolab, Inc.	171,222
1,087	International Flavors & Fragrances, Inc.	157,245
1,020	Linde plc (United Kingdom)	168,779
143	NewMarket Corp.	55,192
1,362	PPG Industries, Inc.	143,133
2,526	RPM International, Inc.	154,515
235	Scotts Miracle-Gro Co. (The)	15,684
625	WR Grace & Co.	40,494

		1,208,097

	Commercial Services & Supplies — 1.5%
1,876	Copart, Inc.*	91,755
1,970	Republic Services, Inc.	143,180
534	Rollins, Inc.	31,613
1,754	Waste Management, Inc.	156,930

		423,478

	Communications Equipment — 0.2%
509	Motorola Solutions, Inc.	62,383

	Containers & Packaging — 0.4%
998	Avery Dennison Corp.	90,538
583	Bemis Co., Inc.	26,684

		117,222

SHARES	INVESTMENTS	VALUE($)

	Distributors — 1.0%
1,558	Genuine Parts Co.	152,559
881	Pool Corp.	128,406

		280,965

	Diversified Financial Services — 0.6%
817	Berkshire Hathaway, Inc., Class B*	167,714

	Diversified Telecommunication Services — 1.9%
4,403	AT&T, Inc.	135,084
3,019	CenturyLink, Inc.	62,312
3,136	Verizon Communications, Inc.	179,034
4,429	Zayo Group Holdings, Inc.*	132,339

		508,769

	Electric Utilities — 8.8%
3,980	Alliant Energy Corp.	171,060
2,377	American Electric Power Co., Inc.	174,377
1,876	Avangrid, Inc.	88,191
2,099	Duke Energy Corp.	173,440
334	Edison International	23,176
1,881	Entergy Corp.	157,910
2,989	Evergy, Inc.	167,354
2,731	Eversource Energy	172,763
3,251	Exelon Corp.	142,426
2,013	FirstEnergy Corp.	75,045
2,282	Hawaiian Electric Industries, Inc.	85,119
1,002	NextEra Energy, Inc.	172,845
4,079	OGE Energy Corp.	147,456
2,171	Pinnacle West Capital Corp.	178,565
4,861	PPL Corp.	147,774
3,895	Southern Co. (The)	175,392
3,549	Xcel Energy, Inc.	173,937

		2,426,830

	Electrical Equipment — 0.5%
1,211	Hubbell, Inc.	123,159

	Energy Equipment & Services — 0.8%
2,769	Halliburton Co.	96,029
2,250	Schlumberger Ltd.	115,447

		211,476

	Entertainment — 0.6%
1,463	Walt Disney Co. (The)	167,996

	Equity Real Estate Investment Trusts (REITs) — 2.3%
1,042	American Tower Corp.	162,354
2,310	Apple Hospitality REIT, Inc.	37,353
100	Camden Property Trust	9,027
1,430	Crown Castle International Corp.	155,498
1,933	Equity Commonwealth	57,565

SEE NOTES TO FINANCIAL STATEMENTS.

150	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Equity Real Estate Investment Trusts (REITs) — continued
851	Federal Realty Investment Trust	105,566
1,007	Gaming and Leisure Properties, Inc.	33,926
923	National Retail Properties, Inc.	43,150
514	Regency Centers Corp.	32,567

		637,006

	Food & Staples Retailing — 2.3%
731	Costco Wholesale Corp.	167,129
2,978	Kroger Co. (The)	88,625
2,279	Sysco Corp.	162,561
1,450	US Foods Holding Corp.*	42,297
1,679	Walmart, Inc.	168,370

		628,982

	Food Products — 5.8%
2,535	Campbell Soup Co. (a)	94,834
5,423	Conagra Brands, Inc.	193,059
3,140	General Mills, Inc.	137,532
1,414	Hershey Co. (The)	151,510
3,733	Hormel Foods Corp.	162,908
1,133	Ingredion, Inc.	114,637
1,190	JM Smucker Co. (The)	128,901
2,062	Kellogg Co.	135,020
1,258	Kraft Heinz Co. (The)	69,152
767	Lamb Weston Holdings, Inc.	59,949
1,365	McCormick & Co., Inc. (Non-Voting)	196,560
3,339	Mondelez International, Inc., Class A	140,171

		1,584,233

	Gas Utilities — 1.2%
1,735	Atmos Energy Corp.	161,494
3,107	UGI Corp.	164,857

		326,351

	Health Care Equipment & Supplies — 8.1%
2,551	Abbott Laboratories	175,866
2,250	Baxter International, Inc.	140,647
651	Becton Dickinson and Co.	150,056
574	Cooper Cos., Inc. (The)	148,270
45	DENTSPLY SIRONA, Inc.	1,558
1,731	Hill-Rom Holdings, Inc.	145,542
671	IDEXX Laboratories, Inc.*	142,333
304	Intuitive Surgical, Inc.*	158,439
1,662	Medtronic plc	149,281
1,531	ResMed, Inc.	162,164
1,278	STERIS plc	139,698
916	Stryker Corp.	148,594
596	Teleflex, Inc.	143,481

SHARES	INVESTMENTS	VALUE($)

	Health Care Equipment & Supplies — continued
1,331	Varian Medical Systems, Inc.*	158,881
1,162	West Pharmaceutical Services, Inc.	123,079
1,190	Zimmer Biomet Holdings, Inc.	135,172

		2,223,061

	Health Care Providers & Services — 5.9%
721	Aetna, Inc.	143,046
1,669	AmerisourceBergen Corp.	146,872
601	Anthem, Inc.	165,618
85	Cardinal Health, Inc.	4,301
353	Cigna Corp.	75,475
1,414	CVS Health Corp.	102,359
2,205	DaVita, Inc.*	148,485
1,694	Express Scripts Holding Co.*	164,267
1,713	Henry Schein, Inc.*	142,179
882	Laboratory Corp. of America Holdings*	141,605
2,224	MEDNAX, Inc.*	91,829
1,425	Quest Diagnostics, Inc.	134,107
635	UnitedHealth Group, Inc.	165,957

		1,626,100

	Hotels, Restaurants & Leisure — 1.3%
1,051	McDonald’s Corp.	185,922
1,962	Yum! Brands, Inc.	177,384

		363,306

	Household Durables — 0.8%
1,102	Garmin Ltd.	72,908
3,214	Leggett & Platt, Inc.	116,701
98	Mohawk Industries, Inc.*	12,224
10	NVR, Inc.*	22,390

		224,223

	Household Products — 2.9%
2,950	Church & Dwight Co., Inc.	175,141
1,168	Clorox Co. (The)	173,390
2,171	Colgate-Palmolive Co.	129,283
1,359	Kimberly-Clark Corp.	141,744
1,822	Procter & Gamble Co. (The)	161,575
4	Spectrum Brands Holdings, Inc.	260

		781,393

	Independent Power and Renewable Electricity Producers — 0.5%
6,494	Vistra Energy Corp.*	146,959

	Industrial Conglomerates — 0.5%
675	3M Co.	128,426

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	151

JPMorgan U.S. Minimum Volatility ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Insurance — 6.0%
2,181	Aflac, Inc.	93,936
1,586	Allstate Corp. (The)	151,812
1,394	American Financial Group, Inc.	139,442
202	Aon plc	31,548
4,738	Arch Capital Group Ltd.*	134,417
870	Arthur J Gallagher & Co.	64,389
2,231	Brown & Brown, Inc.	62,870
973	Chubb Ltd.	121,537
1,835	Cincinnati Financial Corp.	144,304
411	Everest Re Group Ltd.	89,540
141	Markel Corp.*	154,147
1,914	Marsh & McLennan Cos., Inc.	162,211
1,024	RenaissanceRe Holdings Ltd. (Bermuda)	125,092
77	White Mountains Insurance Group Ltd.	68,274
1,178	WR Berkley Corp.	89,410

		1,632,929

	IT Services — 1.8%
2,362	Amdocs Ltd.	149,444
1,162	Automatic Data Processing, Inc.	167,421
626	International Business Machines Corp.	72,259
467	Jack Henry & Associates, Inc.	69,971
649	Paychex, Inc.	42,503

		501,598

	Leisure Products — 0.3%
921	Hasbro, Inc.	84,465

	Life Sciences Tools & Services — 2.7%
524	Bio-Rad Laboratories, Inc., Class A*	142,973
887	Bio-Techne Corp.	148,768
1,342	IQVIA Holdings, Inc.*	164,972
1,380	QIAGEN NV*	50,094
713	Thermo Fisher Scientific, Inc.	166,592
346	Waters Corp.*	65,633

		739,032

	Machinery — 0.5%
659	Snap-on, Inc.	101,447
237	Stanley Black & Decker, Inc.	27,615

		129,062

	Media — 0.3%
1,031	Omnicom Group, Inc.	76,624

	Mortgage Real Estate Investment Trusts (REITs) — 2.1%
8,413	AGNC Investment Corp.	150,088
12,387	Annaly Capital Management, Inc.	122,260
1,077	Chimera Investment Corp.	20,032

SHARES	INVESTMENTS	VALUE($)

	Mortgage Real Estate Investment Trusts (REITs) — continued
4,443	MFA Financial, Inc.	30,790
7,337	Starwood Property Trust, Inc.	159,360
5,869	Two Harbors Investment Corp.	86,215

		568,745

	Multiline Retail — 0.8%
746	Dollar Tree, Inc.*	62,888
1,949	Target Corp.	162,995

		225,883

	Multi-Utilities — 5.9%
2,697	Ameren Corp.	174,172
5,110	CenterPoint Energy, Inc.	138,021
3,463	CMS Energy Corp.	171,488
2,160	Consolidated Edison, Inc.	164,160
2,409	Dominion Energy, Inc.	172,051
1,534	DTE Energy Co.	172,422
5,720	NiSource, Inc.	145,059
3,008	Public Service Enterprise Group, Inc.	160,717
1,909	Vectren Corp.	136,551
2,523	WEC Energy Group, Inc.	172,573

		1,607,214

	Oil, Gas & Consumable Fuels — 3.4%
1,287	Chevron Corp.	143,693
1,702	ConocoPhillips	118,970
253	EOG Resources, Inc.	26,651
1,772	Exxon Mobil Corp.	141,193
7,032	Kinder Morgan, Inc.	119,685
1,894	Occidental Petroleum Corp.	127,031
1,369	Phillips 66	140,761
1,316	Valero Energy Corp.	119,874

		937,858

	Personal Products — 0.5%
1,067	Estee Lauder Cos., Inc. (The), Class A	146,648

	Pharmaceuticals — 3.5%
2,043	Bristol-Myers Squibb Co.	103,253
1,614	Eli Lilly & Co.	175,022
1,179	Johnson & Johnson	165,048
2,464	Merck & Co., Inc.	181,375
4,107	Pfizer, Inc.	176,848
1,882	Zoetis, Inc.	169,662

		971,208

	Professional Services — 0.6%
1,193	Dun & Bradstreet Corp. (The)	169,740

SEE NOTES TO FINANCIAL STATEMENTS.

152	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Road & Rail — 0.4%
761	Union Pacific Corp.	111,273

	Semiconductors & Semiconductor Equipment — 0.5%
1,426	Texas Instruments, Inc.	132,376

	Software — 2.7%
917	ANSYS, Inc.*	137,137
1,656	CA, Inc.	73,460
1,020	CDK Global, Inc.	58,385
777	Intuit, Inc.	163,947
1,518	Microsoft Corp.	162,138
1,669	Synopsys, Inc.*	149,425

		744,492

	Specialty Retail — 1.9%
187	AutoZone, Inc.*	137,159
759	Home Depot, Inc. (The)	133,493
241	O’Reilly Automotive, Inc.*	77,300
1,551	TJX Cos., Inc. (The)	170,424

		518,376

	Textiles, Apparel & Luxury Goods — 1.1%
2,074	NIKE, Inc., Class B	155,633
1,851	VF Corp.	153,411

		309,044

	Thrifts & Mortgage Finance — 0.1%
2,700	TFS Financial Corp.	39,717

	Tobacco — 1.1%
2,428	Altria Group, Inc.	157,917
1,540	Philip Morris International, Inc.	135,628

		293,545

	Water Utilities — 1.0%
1,948	American Water Works Co., Inc.	172,457
3,389	Aqua America, Inc.	110,244

		282,701

	Wireless Telecommunication Services — 1.7%
4,583	Telephone & Data Systems, Inc.	141,294
2,582	T-Mobile US, Inc.*	176,996
2,811	United States Cellular Corp.*	134,281

		452,571

	Total Common Stocks (Cost $25,464,687)	26,671,887

SHARES	INVESTMENTS	VALUE($)
Short-Term Investments — 2.8%
	Investment Companies — 2.8%
760,666	JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.02% (b) (c) (Cost $760,666)	760,666

Investments of Cash Collateral from Securities Loaned — 0.3%
93,840	JPMorgan U.S. Government Money Market Fund, IM Shares, 2.07% (b) (c) (Cost $93,840)	93,840

	Total Investments — 100.3% (Cost $26,319,193)	27,526,393
	Liabilities in Excess of Other Assets — (0.3%)	(80,623)

	NET ASSETS — 100.0%	27,445,770

Percentages indicated are based on net assets.

(a)	— The security or a portion of this security is on loan at October 31, 2018. The total value of securities on loan at October 31, 2018 was $91,776.
(b)	— Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	— The rate shown is the current yield as of October 31, 2018.
*	— Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	153

JPMorgan U.S. Minimum Volatility ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

Futures contracts outstanding as of October 31, 2018:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	5	12/2018	USD	677,550	(4,248)

					(4,248)

Abbreviations

USD	— United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

154	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

JPMorgan U.S. Momentum Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018

SHARES	INVESTMENTS	VALUE($)
Common Stocks — 100.0%
	Aerospace & Defense — 4.6%
1,297	Boeing Co. (The)	460,253
1,081	BWX Technologies, Inc.	63,195
604	Harris Corp.	89,821
568	HEICO Corp.	47,615
307	Huntington Ingalls Industries, Inc.	67,073
401	L3 Technologies, Inc.	75,978
659	Lockheed Martin Corp.	193,647
458	Northrop Grumman Corp.	119,973
787	Raytheon Co.	137,757
325	Teledyne Technologies, Inc.*	71,916

		1,327,228

	Air Freight & Logistics — 0.3%
800	XPO Logistics, Inc.*	71,504

	Auto Components — 0.7%
1,393	BorgWarner, Inc.	54,898
2,997	Gentex Corp.	63,087
427	Lear Corp.	56,748
413	Visteon Corp.*	32,644

		207,377

	Banks — 3.5%
13,749	Bank of America Corp.	378,097
965	Citigroup, Inc.	63,169
1,001	Comerica, Inc.	81,642
461	Commerce Bancshares, Inc.	29,320
500	First Republic Bank	45,495
305	SVB Financial Group*	72,355
673	Synovus Financial Corp.	25,278
2,824	TCF Financial Corp.	58,965
3,190	US Bancorp	166,741
1,368	Zions Bancorp N.A.	64,364

		985,426

	Beverages — 0.7%
585	Constellation Brands, Inc., Class A	116,550
1,730	Monster Beverage Corp.*	91,430

		207,980

	Biotechnology — 1.7%
3,375	AbbVie, Inc.	262,744
329	Agios Pharmaceuticals, Inc.*	20,747
429	Bluebird Bio, Inc.*	49,206
697	Neurocrine Biosciences, Inc.*	74,684
586	Sarepta Therapeutics, Inc.*	78,383

		485,764

SHARES	INVESTMENTS	VALUE($)

	Building Products — 0.1%
19	AO Smith Corp.	865
94	Lennox International, Inc.	19,824

		20,689

	Capital Markets — 3.7%
354	BlackRock, Inc.	145,643
1,071	CME Group, Inc.	196,250
1,467	E*TRADE Financial Corp.	72,499
115	FactSet Research Systems, Inc.	25,732
1,131	Interactive Brokers Group, Inc., Class A	55,883
1,010	LPL Financial Holdings, Inc.	62,216
146	MarketAxess Holdings, Inc.	30,612
676	Moody’s Corp.	98,345
530	MSCI, Inc.	79,701
808	S&P Global, Inc.	147,315
1,123	SEI Investments Co.	60,024
986	T. Rowe Price Group, Inc.	95,632

		1,069,852

	Chemicals — 1.8%
1,516	CF Industries Holdings, Inc.	72,813
2,263	DowDuPont, Inc.	122,021
265	Eastman Chemical Co.	20,763
850	Ecolab, Inc.	130,178
838	FMC Corp.	65,431
2,169	Huntsman Corp.	47,458
149	LyondellBasell Industries NV, Class A	13,301
580	Westlake Chemical Corp.	41,354

		513,319

	Commercial Services & Supplies — 1.6%
476	Cintas Corp.	86,570
1,399	Copart, Inc.*	68,425
1,301	Republic Services, Inc.	94,557
1,248	Rollins, Inc.	73,882
1,477	Waste Management, Inc.	132,147

		455,581

	Communications Equipment — 2.3%
319	Arista Networks, Inc.*	73,482
6,959	Cisco Systems, Inc.	318,374
460	F5 Networks, Inc.*	80,629
827	Motorola Solutions, Inc.	101,357
458	Palo Alto Networks, Inc.*	83,832

		657,674

	Construction & Engineering — 0.0% (a)
369	frontdoor, Inc.*	12,564

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	155

JPMorgan U.S. Momentum Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Consumer Finance — 0.7%
1,403	American Express Co.	144,130
120	Credit Acceptance Corp.*	50,930

		195,060

	Containers & Packaging — 0.3%
302	AptarGroup, Inc.	30,792
660	Avery Dennison Corp.	59,875

		90,667

	Distributors — 0.2%
465	Pool Corp.	67,774

	Diversified Consumer Services — 0.5%
619	Bright Horizons Family Solutions, Inc.*	71,129
30	Graham Holdings Co., Class B	17,432
563	Service Corp. International	23,348
739	ServiceMaster Global Holdings, Inc.*	31,688

		143,597

	Diversified Financial Services — 2.2%
3,011	Berkshire Hathaway, Inc., Class B*	618,098

	Diversified Telecommunication Services — 2.0%
9,361	Verizon Communications, Inc.	534,420
1,357	Zayo Group Holdings, Inc.*	40,547

		574,967

	Electric Utilities — 1.7%
877	American Electric Power Co., Inc.	64,337
1,103	Avangrid, Inc.	51,852
2,819	Exelon Corp.	123,500
1,322	NextEra Energy, Inc.	228,045
97	OGE Energy Corp.	3,507

		471,241

	Electronic Equipment, Instruments & Components — 1.0%
615	CDW Corp.	55,356
529	Dolby Laboratories, Inc., Class A	36,400
1,282	FLIR Systems, Inc.	59,369
1,358	Keysight Technologies, Inc.*	77,515
323	Zebra Technologies Corp., Class A*	53,715

		282,355

	Entertainment — 2.6%
2,267	Activision Blizzard, Inc.	156,537
983	Electronic Arts, Inc.*	89,433
1,541	Live Nation Entertainment, Inc.*	80,594
1,040	Netflix, Inc.*	313,851
705	Take-Two Interactive Software, Inc.*	90,853

		731,268

SHARES	INVESTMENTS	VALUE($)

	Equity Real Estate Investment Trusts (REITs) — 1.3%
616	Alexandria Real Estate Equities, Inc.	75,294
259	CoreSite Realty Corp.	24,310
786	CyrusOne, Inc.	41,839
345	Equity LifeStyle Properties, Inc.	32,668
419	Life Storage, Inc.	39,453
2,237	Prologis, Inc.	144,219

		357,783

	Food & Staples Retailing — 1.2%
908	Costco Wholesale Corp.	207,596
1,820	Sysco Corp.	129,821

		337,417

	Food Products — 0.4%
685	Conagra Brands, Inc.	24,386
1,235	Lamb Weston Holdings, Inc.	96,528

		120,914

	Gas Utilities — 0.3%
773	Atmos Energy Corp.	71,951

	Health Care Equipment & Supplies — 4.1%
246	ABIOMED, Inc.*	83,935
327	Align Technology, Inc.*	72,332
789	Becton Dickinson and Co.	181,864
3,963	Boston Scientific Corp.*	143,223
436	Hill-Rom Holdings, Inc.	36,659
238	ICU Medical, Inc.*	60,626
430	IDEXX Laboratories, Inc.*	91,212
412	Insulet Corp.*	36,343
346	Intuitive Surgical, Inc.*	180,328
251	Penumbra, Inc.*	34,136
857	ResMed, Inc.	90,773
439	STERIS plc	47,987
293	Teleflex, Inc.	70,537
317	West Pharmaceutical Services, Inc.	33,577

		1,163,532

	Health Care Providers & Services — 5.8%
772	Aetna, Inc.	153,165
718	Anthem, Inc.	197,859
851	Centene Corp.*	110,902
230	Chemed Corp.	69,996
974	Encompass Health Corp.	65,550
1,044	HCA Healthcare, Inc.	139,405
473	Humana, Inc.	151,554
499	Laboratory Corp. of America Holdings*	80,115
583	Molina Healthcare, Inc.*	73,907

SEE NOTES TO FINANCIAL STATEMENTS.

156	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Health Care Providers & Services — continued
2,077	UnitedHealth Group, Inc.	542,824
311	WellCare Health Plans, Inc.*	85,833

		1,671,110

	Health Care Technology — 0.1%
265	Veeva Systems, Inc., Class A*	24,208

	Hotels, Restaurants & Leisure — 4.1%
416	Choice Hotels International, Inc.	30,534
799	Darden Restaurants, Inc.	85,134
299	Domino’s Pizza, Inc.	80,368
1,136	Hilton Worldwide Holdings, Inc.	80,849
809	Hyatt Hotels Corp., Class A	55,983
855	International Game Technology plc	15,860
1,460	Las Vegas Sands Corp.	74,504
1,024	Marriott International, Inc., Class A	119,695
1,818	McDonald’s Corp.	321,604
294	Vail Resorts, Inc.	73,888
3,289	Wendy’s Co. (The)	56,702
236	Wyndham Destinations, Inc.	8,468
501	Wynn Resorts Ltd.	50,401
2,144	Yum China Holdings, Inc. (China)	77,356
473	Yum! Brands, Inc.	42,764

		1,174,110

	Household Durables — 0.8%
1,817	DR Horton, Inc.	65,339
26	NVR, Inc.*	58,215
2,175	PulteGroup, Inc.	53,440
1,397	Toll Brothers, Inc.	47,023

		224,017

	Household Products — 0.3%
1,492	Church & Dwight Co., Inc.	88,580

	Independent Power and Renewable Electricity Producers — 0.6%
2,407	NRG Energy, Inc.	87,109
3,523	Vistra Energy Corp.*	79,726

		166,835

	Insurance — 3.9%
1,224	Allstate Corp. (The)	117,161
646	American Financial Group, Inc.	64,619
855	Aon plc	133,534
1,179	Arthur J Gallagher & Co.	87,258
2,308	Brown & Brown, Inc.	65,040
567	CNA Financial Corp.	24,591
1,953	Fidelity National Financial, Inc.	65,328

SHARES	INVESTMENTS	VALUE($)

	Insurance — continued
1,197	First American Financial Corp.	53,063
124	Hanover Insurance Group, Inc. (The)	13,811
6	Markel Corp.*	6,559
1,569	Marsh & McLennan Cos., Inc.	132,973
1,324	Old Republic International Corp.	29,194
2,135	Progressive Corp. (The)	148,810
455	Reinsurance Group of America, Inc.	64,778
91	Torchmark Corp.	7,704
902	Travelers Cos., Inc. (The)	112,867

		1,127,290

	Interactive Media & Services — 2.4%
476	Alphabet, Inc., Class A*	519,116
473	IAC/InterActiveCorp*	92,987
1,364	Match Group, Inc.* (b)	70,546

		682,649

	Internet & Direct Marketing Retail — 2.2%
313	Amazon.com, Inc.*	500,177
623	GrubHub, Inc.*	57,777
585	Wayfair, Inc., Class A*	64,520

		622,474

	IT Services — 8.8%
950	Booz Allen Hamilton Holding Corp.	47,063
706	Broadridge Financial Solutions, Inc.	82,560
692	Cognizant Technology Solutions Corp., Class A	47,769
1,274	DXC Technology Co.	92,785
517	EPAM Systems, Inc.*	61,766
375	Fidelity National Information Services, Inc.	39,038
1,612	Fiserv, Inc.*	127,832
1,104	GoDaddy, Inc., Class A*	80,780
563	Jack Henry & Associates, Inc.	84,354
152	Leidos Holdings, Inc.	9,847
2,205	Mastercard, Inc., Class A	435,862
1,195	Okta, Inc.*	69,740
3,007	PayPal Holdings, Inc.*	253,159
1,303	Square, Inc., Class A*	95,705
1,021	Total System Services, Inc.	93,064
928	Twilio, Inc., Class A*	69,804
615	VeriSign, Inc.*	87,662
4,149	Visa, Inc., Class A	571,940
416	WEX, Inc.*	73,199
923	Worldpay, Inc.*	84,768

		2,508,697

	Leisure Products — 0.2%
659	Hasbro, Inc.	60,437

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	157

JPMorgan U.S. Momentum Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Life Sciences Tools & Services — 0.9%
238	Bio-Rad Laboratories, Inc., Class A*	64,938
227	Bio-Techne Corp.	38,073
1,213	Bruker Corp.	38,003
202	Illumina, Inc.*	62,852
431	IQVIA Holdings, Inc.*	52,983

		256,849

	Machinery — 0.3%
102	Oshkosh Corp.	5,726
154	Wabtec Corp.	12,631
836	Xylem, Inc.	54,825

		73,182

	Media — 0.1%
22	Cable One, Inc.	19,706
159	GCI Liberty, Inc., Class A*	7,526

		27,232

	Metals & Mining — 0.2%
1,246	Southern Copper Corp. (Peru)	47,772

	Mortgage Real Estate Investment Trusts (REITs) — 0.2%
2,665	Chimera Investment Corp.	49,569
779	Two Harbors Investment Corp.	11,443

		61,012

	Multiline Retail — 0.3%
1,142	Kohl’s Corp.	86,484

	Multi-Utilities — 0.6%
654	DTE Energy Co.	73,510
2,490	NiSource, Inc.	63,146
311	Vectren Corp.	22,246

		158,902

	Oil, Gas & Consumable Fuels — 5.3%
2,621	Chevron Corp.	292,635
833	ConocoPhillips	58,227
1,048	Continental Resources, Inc.*	55,209
654	Diamondback Energy, Inc.	73,483
1,360	EOG Resources, Inc.	143,262
1,181	HollyFrontier Corp.	79,647
2,811	Marathon Petroleum Corp.	198,035
2,152	Occidental Petroleum Corp.	144,335
1,459	PBF Energy, Inc., Class A	61,059
1,367	Phillips 66	140,555
1,418	Targa Resources Corp.	73,268
1,428	Valero Energy Corp.	130,076
4,027	WPX Energy, Inc.*	64,593

		1,514,384

SHARES	INVESTMENTS	VALUE($)

	Personal Products — 0.6%
839	Estee Lauder Cos., Inc. (The), Class A	115,312
827	Nu Skin Enterprises, Inc., Class A	58,072

		173,384

	Pharmaceuticals — 0.6%
1,208	Nektar Therapeutics*	46,725
1,521	Zoetis, Inc.	137,118

		183,843

	Professional Services — 0.9%
217	CoStar Group, Inc.*	78,428
1,054	Robert Half International, Inc.	63,798
765	TransUnion	50,299
627	Verisk Analytics, Inc.*	75,140

		267,665

	Road & Rail — 1.0%
636	JB Hunt Transport Services, Inc.	70,348
943	Norfolk Southern Corp.	158,264
510	Old Dominion Freight Line, Inc.	66,514

		295,126

	Semiconductors & Semiconductor Equipment — 2.5%
1,033	First Solar, Inc.*	43,179
498	KLA-Tencor Corp.	45,587
3,362	Micron Technology, Inc.*	126,815
1,402	NVIDIA Corp.	295,584
2,262	Texas Instruments, Inc.	209,981

		721,146

	Software — 9.4%
712	2U, Inc.*	44,792
1,263	Adobe, Inc.*	310,395
511	ANSYS, Inc.*	76,420
513	Aspen Technology, Inc.*	43,549
909	Atlassian Corp. plc, Class A*	69,002
341	Autodesk, Inc.*	44,074
1,786	Cadence Design Systems, Inc.*	79,602
833	Citrix Systems, Inc.*	85,358
230	Fair Isaac Corp.*	44,323
1,039	Fortinet, Inc.*	85,385
793	Intuit, Inc.	167,323
5,613	Microsoft Corp.	599,525
1,338	Nutanix, Inc., Class A*	55,540
516	Paycom Software, Inc.*	64,603
872	PTC, Inc.*	71,862
862	RealPage, Inc.*	45,686
724	Red Hat, Inc.*	124,267

SEE NOTES TO FINANCIAL STATEMENTS.

158	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Software — continued
815	RingCentral, Inc., Class A*	63,350
1,877	salesforce.com, Inc.*	257,600
684	ServiceNow, Inc.*	123,831
344	SS&C Technologies Holdings, Inc.	17,599
896	Synopsys, Inc.*	80,219
555	VMware, Inc., Class A*	78,471
1,129	Zendesk, Inc.*	62,061

		2,694,837

	Specialty Retail — 3.2%
1,292	Best Buy Co., Inc.	90,647
518	Burlington Stores, Inc.*	88,832
2,524	Home Depot, Inc. (The)	443,921
243	Ross Stores, Inc.	24,057
1,874	TJX Cos., Inc. (The)	205,915
1,507	Urban Outfitters, Inc.*	59,466

		912,838

	Technology Hardware, Storage & Peripherals — 2.5%
2,770	Apple, Inc.	606,242
1,269	NetApp, Inc.	99,604

		705,846

	Textiles, Apparel & Luxury Goods — 2.1%
566	Columbia Sportswear Co.	51,099
610	Lululemon Athletica, Inc.*	85,845
3,385	NIKE, Inc., Class B	254,010
523	PVH Corp.	63,173
548	Ralph Lauren Corp.	71,026
938	VF Corp.	77,742

		602,895

	Trading Companies & Distributors — 0.5%
495	United Rentals, Inc.*	59,434
272	WW Grainger, Inc.	77,240

		136,674

	Wireless Telecommunication Services — 0.1%
1,194	Telephone & Data Systems, Inc.	36,811

	Total Common Stocks (Cost $27,226,813)	28,548,871

Short-term Investments — 0.2%
	Investment Companies — 0.2%
63,323	JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.02% (c) (d) (Cost $63,323)	63,323

SHARES	INVESTMENTS	VALUE($)
Investment of Cash Collateral from Securities Loaned — 0.2%
66,300	JPMorgan U.S. Government Money 2.07% (c) (d) (Cost $66,300)	66,300

	Total Investments — 100.4% (Cost $27,356,436)	28,678,494
	Liabilities in Excess of Other Assets — (0.4%)	(103,124)

	NET ASSETS — 100.0%	28,575,370

Percentages indicated are based on net assets.

(a)	— Amount rounds to less than 0.1% of net assets.
(b)	— The security or a portion of this security is on loan at October 31, 2018. The total value of securities on loan at October 31, 2018 was $64,857.
(c)	— Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	— The rate shown is the current yield as of October 31, 2018.
*	— Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	159

JPMorgan U.S. Quality Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018

SHARES	INVESTMENTS	VALUE($)
Common Stocks — 96.6%
	Aerospace & Defense — 3.0%
1,259	Boeing Co. (The)	446,769
445	BWX Technologies, Inc.	26,015
649	Lockheed Martin Corp.	190,708
895	Raytheon Co.	156,661
843	Spirit AeroSystems Holdings, Inc., Class A	70,820

		890,973

	Banks — 1.0%
637	Bank of Hawaii Corp.	49,966
800	Commerce Bancshares, Inc.	50,880
3,458	US Bancorp	180,750

		281,596

	Beverages — 2.4%
1,352	Brown-Forman Corp., Class B	62,652
6,484	Coca-Cola Co. (The)	310,454
9	Monster Beverage Corp.*	476
2,927	PepsiCo, Inc.	328,936

		702,518

	Biotechnology — 4.2%
2,966	AbbVie, Inc.	230,903
1,629	Amgen, Inc.	314,055
564	Biogen, Inc.*	171,608
2,826	Gilead Sciences, Inc.	192,677
909	Ionis Pharmaceuticals, Inc.*	45,041
226	Regeneron Pharmaceuticals, Inc.*	76,668
450	United Therapeutics Corp.*	49,887
798	Vertex Pharmaceuticals, Inc.*	135,229

		1,216,068

	Building Products — 0.1%
335	Allegion plc	28,720

	Capital Markets — 1.8%
608	Cboe Global Markets, Inc.	68,613
681	Eaton Vance Corp.	30,679
346	FactSet Research Systems, Inc.	77,421
7	Franklin Resources, Inc.	213
388	MSCI, Inc.	58,347
639	Nasdaq, Inc.	55,408
811	S&P Global, Inc.	147,862
55	SEI Investments Co.	2,940
765	T. Rowe Price Group, Inc.	74,197

		515,680

	Chemicals — 1.9%
713	Air Products & Chemicals, Inc.	110,052
941	Linde plc (United Kingdom)	155,707

SHARES	INVESTMENTS	VALUE($)

	Chemicals — continued
1,155	LyondellBasell Industries NV, Class A	103,107
141	NewMarket Corp.	54,420
901	PPG Industries, Inc.	94,686
459	WR Grace & Co.	29,739

		547,711

	Commercial Services & Supplies — 0.2%
1,373	Copart, Inc.*	67,153

	Communications Equipment — 3.0%
323	Arista Networks, Inc.*	74,403
10,892	Cisco Systems, Inc.	498,309
451	F5 Networks, Inc.*	79,051
2,684	Juniper Networks, Inc.	78,561
449	Palo Alto Networks, Inc.*	82,185
638	Ubiquiti Networks, Inc.	59,391

		871,900

	Consumer Finance — 0.7%
1,929	American Express Co.	198,166

	Containers & Packaging — 0.2%
504	Avery Dennison Corp.	45,723

	Diversified Consumer Services — 0.2%
2,505	H&R Block, Inc.	66,483

	Diversified Financial Services — 2.1%
2,951	Berkshire Hathaway, Inc., Class B*	605,781

	Diversified Telecommunication Services — 2.0%
8,008	AT&T, Inc.	245,685
5,964	Verizon Communications, Inc.	340,485

		586,170

	Electric Utilities — 1.2%
1,172	Edison International	81,325
1,038	NextEra Energy, Inc.	179,055
1,814	PG&E Corp.*	84,913

		345,293

	Electrical Equipment — 0.7%
2,027	Emerson Electric Co.	137,593
502	Rockwell Automation, Inc.	82,694

		220,287

	Electronic Equipment, Instruments & Components — 0.1%
556	Dolby Laboratories, Inc., Class A	38,259
23	Resideo Technologies, Inc.*	484

		38,743

SEE NOTES TO FINANCIAL STATEMENTS.

160	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Energy Equipment & Services — 0.9%
750	Halliburton Co.	26,010
2,091	National Oilwell Varco, Inc.	76,949
2,686	RPC, Inc.	39,968
2,123	Schlumberger Ltd.	108,931

		251,858

	Equity Real Estate Investment Trusts (REITs) — 2.8%
877	American Tower Corp.	136,645
445	Camden Property Trust	40,170
812	Equity LifeStyle Properties, Inc.	76,888
942	Equity Residential	61,192
433	Federal Realty Investment Trust	53,714
2,137	Gaming and Leisure Properties, Inc.	71,996
803	Lamar Advertising Co., Class A	58,876
440	Public Storage	90,407
882	Simon Property Group, Inc.	161,865
815	Taubman Centers, Inc.	44,833
907	Weingarten Realty Investors	25,505

		822,091

	Food & Staples Retailing — 2.1%
1,122	Costco Wholesale Corp.	256,523
3,470	Walmart, Inc.	347,971

		604,494

	Food Products — 0.5%
639	Hershey Co. (The)	68,469
1,540	Hormel Foods Corp.	67,205

		135,674

	Gas Utilities — 0.3%
1,278	National Fuel Gas Co.	69,383
238	UGI Corp.	12,628

		82,011

	Health Care Equipment & Supplies — 1.8%
827	Edwards Lifesciences Corp.*	122,065
418	IDEXX Laboratories, Inc.*	88,666
339	Intuitive Surgical, Inc.*	176,680
776	ResMed, Inc.	82,194
608	Varian Medical Systems, Inc.*	72,577

		542,182

	Health Care Providers & Services — 0.1%
566	Premier, Inc., Class A*	25,470

	Health Care Technology — 0.3%
1,389	Cerner Corp.*	79,562
110	Veeva Systems, Inc., Class A*	10,048

		89,610

SHARES	INVESTMENTS	VALUE($)

	Hotels, Restaurants & Leisure — 2.3%
239	Choice Hotels International, Inc.	17,543
201	Marriott International, Inc., Class A	23,495
1,647	McDonald’s Corp.	291,354
993	Six Flags Entertainment Corp.	53,483
3,697	Starbucks Corp.	215,424
949	Yum! Brands, Inc.	85,799

		687,098

	Household Durables — 0.1%
842	Leggett & Platt, Inc.	30,573

	Household Products — 1.7%
805	Church & Dwight Co., Inc.	47,793
564	Clorox Co. (The)	83,726
2,311	Colgate-Palmolive Co.	137,620
1,056	Kimberly-Clark Corp.	110,141
1,290	Procter & Gamble Co. (The)	114,397

		493,677

	Independent Power and Renewable Electricity Producers — 0.3%
2,304	NRG Energy, Inc.	83,382

	Industrial Conglomerates — 0.9%
1,245	3M Co.	236,874
138	Honeywell International, Inc.	19,985

		256,859

	Insurance — 5.5%
2,893	Aflac, Inc.	124,601
1,319	Allstate Corp. (The)	126,255
637	American Financial Group, Inc.	63,719
922	Aon plc	143,998
2,179	Arch Capital Group Ltd.*	61,818
1,224	Arthur J Gallagher & Co.	90,588
2,500	Brown & Brown, Inc.	70,450
973	Chubb Ltd.	121,537
872	Cincinnati Financial Corp.	68,574
324	Erie Indemnity Co., Class A	42,020
48	Markel Corp.*	52,476
1,764	Marsh & McLennan Cos., Inc.	149,499
1,776	Old Republic International Corp.	39,161
2,096	Progressive Corp. (The)	146,091
273	Reinsurance Group of America, Inc.	38,867
918	Torchmark Corp.	77,718
896	Travelers Cos., Inc. (The)	112,116
964	WR Berkley Corp.	73,168

		1,602,656

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	161

JPMorgan U.S. Quality Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Interactive Media & Services — 3.7%
502	Alphabet, Inc., Class A*	547,471
2,983	Facebook, Inc., Class A*	452,790
1,306	TripAdvisor, Inc.*	68,095

		1,068,356

	Internet & Direct Marketing Retail — 0.8%
124	Booking Holdings, Inc.*	232,448

	IT Services — 8.1%
1,515	Accenture plc, Class A	238,794
735	Akamai Technologies, Inc.*	53,104
1,309	Automatic Data Processing, Inc.	188,601
692	Broadridge Financial Solutions, Inc.	80,922
1,814	Cognizant Technology Solutions Corp., Class A	125,220
1,583	Fiserv, Inc.*	125,532
1,666	International Business Machines Corp.	192,306
547	Jack Henry & Associates, Inc.	81,957
2,160	Mastercard, Inc., Class A	426,967
1,481	Paychex, Inc.	96,991
1,082	Teradata Corp.*	39,385
603	VeriSign, Inc.*	85,952
4,066	Visa, Inc., Class A	560,498
3,225	Western Union Co. (The)	58,179

		2,354,408

	Life Sciences Tools & Services — 1.0%
1,234	Agilent Technologies, Inc.	79,951
282	Bio-Techne Corp.	47,297
122	Mettler-Toledo International, Inc.*	66,712
482	Waters Corp.*	91,431

		285,391

	Machinery — 1.4%
1,477	Allison Transmission Holdings, Inc.	65,106
1,079	Donaldson Co., Inc.	55,331
1,527	Graco, Inc.	62,042
559	IDEX Corp.	70,893
390	Illinois Tool Works, Inc.	49,752
698	Lincoln Electric Holdings, Inc.	56,475
1,092	Toro Co. (The)	61,512

		421,111

	Media — 0.6%
35	Cable One, Inc.	31,351
1,194	Omnicom Group, Inc.	88,738
10,642	Sirius XM Holdings, Inc. (a)	64,065

		184,154

SHARES	INVESTMENTS	VALUE($)

	Metals & Mining — 0.2%
1,723	Newmont Mining Corp.	53,275

	Mortgage Real Estate Investment Trusts (REITs) — 1.3%
4,220	AGNC Investment Corp.	75,285
5,213	Annaly Capital Management, Inc.	51,452
3,545	Chimera Investment Corp.	65,937
5,735	MFA Financial, Inc.	39,744
2,085	New Residential Investment Corp.	37,280
1,678	Starwood Property Trust, Inc.	36,446
4,455	Two Harbors Investment Corp.	65,444

		371,588

	Multiline Retail — 0.9%
305	Kohl’s Corp.	23,097
1,223	Nordstrom, Inc.	80,437
1,800	Target Corp.	150,534

		254,068

	Multi-Utilities — 1.2%
1,267	Ameren Corp.	81,823
2,626	CenterPoint Energy, Inc.	70,928
1,828	CMS Energy Corp.	90,522
1,557	WEC Energy Group, Inc.	106,499

		349,772

	Oil, Gas & Consumable Fuels — 4.2%
2,139	Cabot Oil & Gas Corp.	51,828
581	Chevron Corp.	64,869
2,609	ConocoPhillips	182,369
5,559	Exxon Mobil Corp.	442,941
1,645	Marathon Petroleum Corp.	115,890
2,197	Occidental Petroleum Corp.	147,353
1,075	Phillips 66	110,532
1,338	Valero Energy Corp.	121,878

		1,237,660

	Personal Products — 0.1%
312	Nu Skin Enterprises, Inc., Class A	21,909

	Pharmaceuticals — 6.8%
1,718	Bristol-Myers Squibb Co.	86,828
2,074	Eli Lilly & Co.	224,904
4,400	Johnson & Johnson	615,956
5,795	Merck & Co., Inc.	426,570
12,435	Pfizer, Inc.	535,451
1,246	Zoetis, Inc.	112,327

		2,002,036

SEE NOTES TO FINANCIAL STATEMENTS.

162	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Professional Services — 0.3%
1,035	Robert Half International, Inc.	62,648
258	Verisk Analytics, Inc.*	30,919

		93,567

	Road & Rail — 1.1%
589	Landstar System, Inc.	58,953
1,894	Union Pacific Corp.	276,941

		335,894

	Semiconductors & Semiconductor Equipment — 4.6%
1,011	First Solar, Inc.*	42,260
8,827	Intel Corp.	413,810
808	KLA-Tencor Corp.	73,964
618	Lam Research Corp.	87,589
1,588	Maxim Integrated Products, Inc.	79,432
1,407	NVIDIA Corp.	296,638
7	Teradyne, Inc.	241
2,547	Texas Instruments, Inc.	236,438
17	Versum Materials, Inc.	536
1,313	Xilinx, Inc.	112,091

		1,342,999

	Software — 5.3%
1,236	Adobe, Inc.*	303,759
68	ANSYS, Inc.*	10,169
893	Atlassian Corp. plc, Class A*	67,788
1,767	Cadence Design Systems, Inc.*	78,755
817	Citrix Systems, Inc.*	83,718
778	Intuit, Inc.	164,158
1,198	Manhattan Associates, Inc.*	57,192
5,501	Microsoft Corp.	587,562
778	Red Hat, Inc.*	133,536
545	VMware, Inc., Class A*	77,058

		1,563,695

	Specialty Retail — 5.1%
1,269	Best Buy Co., Inc.	89,033
503	Burlington Stores, Inc.*	86,259
1,206	Foot Locker, Inc.	56,851
2,626	Home Depot, Inc. (The)	461,861
2,103	Lowe’s Cos., Inc.	200,248
338	O’Reilly Automotive, Inc.*	108,414
1,400	Ross Stores, Inc.	138,600
587	Tiffany & Co.	65,333
1,840	TJX Cos., Inc. (The)	202,179
237	Tractor Supply Co.	21,778

SHARES	INVESTMENTS	VALUE($)

	Specialty Retail — continued
909	Williams-Sonoma, Inc.	53,976

		1,484,532

	Technology Hardware, Storage & Peripherals — 2.0%
2,714	Apple, Inc.	593,986

	Textiles, Apparel & Luxury Goods — 1.4%
335	Carter’s, Inc.	32,153
780	Michael Kors Holdings Ltd.*	43,220
3,309	NIKE, Inc., Class B	248,307
971	VF Corp.	80,477

		404,157

	Tobacco — 1.5%
4,238	Altria Group, Inc.	275,640
1,987	Philip Morris International, Inc.	174,995

		450,635

	Trading Companies & Distributors — 0.6%
691	MSC Industrial Direct Co., Inc., Class A	56,012
375	Watsco, Inc.	55,568
267	WW Grainger, Inc.	75,820

		187,400

	Total Common Stocks (Cost $26,600,390)	28,229,641

Short-Term Investments — 2.9%
	Investment Companies — 2.9%
836,372	JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.02% (b) (c) (Cost $836,372)	836,372

Investment of Cash Collateral from Securities Loaned — 0.2%
58,800	JPMorgan U.S. Government Money Market Fund, IM Shares, 2.07% (b) (c) (Cost $58,800)	58,800

	Total Investments — 99.7% (Cost $27,495,562)	29,124,813
	Other Assets Less Liabilities — 0.3%	90,454

	NET ASSETS — 100.0%	29,215,267

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	163

JPMorgan U.S. Quality Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

(a)	— The security or a portion of this security is on loan at October 31, 2018. The total value of securities on loan at October 31, 2018 was $57,428.
(b)	— Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	— The rate shown is the current yield as of October 31, 2018.
*	— Non-income producing security.

Futures contracts outstanding as of October 31, 2018:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	7	12/2018	USD	948,570	(10,682)

					(10,682)

Abbreviations

USD	— United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

164	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

JPMorgan U.S. Value Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018

SHARES	INVESTMENTS	VALUE($)
Common Stocks — 97.3%
	Aerospace & Defense — 1.4%
636	Harris Corp.	94,580
458	L3 Technologies, Inc.	86,777
1,894	United Technologies Corp.	235,254

		416,611

	Airlines — 1.3%
837	Alaska Air Group, Inc.	51,409
836	Copa Holdings SA, Class A (Panama)	60,551
2,409	Delta Air Lines, Inc.	131,845
3,199	JetBlue Airways Corp.*	53,519
1,529	Southwest Airlines Co.	75,074

		372,398

	Auto Components — 0.5%
3,080	Gentex Corp.	64,834
461	Goodyear Tire & Rubber Co. (The)	9,709
441	Lear Corp.	58,609

		133,152

	Automobiles — 0.7%
14,785	Ford Motor Co.	141,197
1,827	Harley-Davidson, Inc.	69,828
46	Thor Industries, Inc.	3,203

		214,228

	Banks — 5.8%
2,089	Associated Banc-Corp.	48,423
1,766	Bank of America Corp.	48,565
2,767	BB&T Corp.	136,026
241	BOK Financial Corp.	20,661
1,578	Citizens Financial Group, Inc.	58,938
644	Cullen/Frost Bankers, Inc.	63,060
3,321	Fifth Third Bancorp	89,634
2,893	FNB Corp.	34,224
5,202	Huntington Bancshares, Inc.	74,545
1,390	PacWest Bancorp	56,462
3,569	People’s United Financial, Inc.	55,890
1,406	PNC Financial Services Group, Inc. (The)	180,657
1,464	Popular, Inc. (Puerto Rico)	76,143
5,538	Regions Financial Corp.	93,980
1,666	SunTrust Banks, Inc.	104,391
10,122	Wells Fargo & Co.	538,794

		1,680,393

	Beverages — 0.5%
2,361	Keurig Dr Pepper, Inc.	61,386
1,307	Molson Coors Brewing Co., Class B	83,648

		145,034

SHARES	INVESTMENTS	VALUE($)

	Biotechnology — 1.4%
991	Amgen, Inc.	191,055
2,948	Gilead Sciences, Inc.	200,995

		392,050

	Building Products — 0.5%
3,595	Johnson Controls International plc	114,932
509	Owens Corning	24,061

		138,993

	Capital Markets — 1.5%
3,066	Bank of New York Mellon Corp. (The)	145,114
986	Goldman Sachs Group, Inc. (The)	222,215
539	Invesco Ltd.	11,701
1,641	Legg Mason, Inc.	46,309

		425,339

	Chemicals — 0.9%
136	Cabot Corp.	6,621
926	CF Industries Holdings, Inc.	44,476
927	Eastman Chemical Co.	72,631
488	Huntsman Corp.	10,677
1,227	LyondellBasell Industries NV, Class A	109,534
1,327	Olin Corp.	26,805

		270,744

	Commercial Services & Supplies — 0.6%
4,201	ADT, Inc.	32,516
830	KAR Auction Services, Inc.	47,260
1,317	Republic Services, Inc.	95,719

		175,495

	Communications Equipment — 2.3%
1,451	ARRIS International plc*	36,086
11,129	Cisco Systems, Inc.	509,152
1,391	CommScope Holding Co., Inc.*	33,468
2,930	Juniper Networks, Inc.	85,761

		664,467

	Construction & Engineering — 0.2%
2,049	AECOM*	59,708

	Consumer Finance — 0.9%
2,041	Ally Financial, Inc.	51,862
1,630	Capital One Financial Corp.	145,559
4,903	Navient Corp.	56,777

		254,198

	Containers & Packaging — 1.3%
1,470	Bemis Co., Inc.	67,282
4,629	Graphic Packaging Holding Co.	50,965

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	165

JPMorgan U.S. Value Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Containers & Packaging — continued
768	Packaging Corp. of America	70,510
1,455	Silgan Holdings, Inc.	34,964
1,331	Sonoco Products Co.	72,646
1,668	WestRock Co.	71,674

		368,041

	Distributors — 0.3%
866	Genuine Parts Co.	84,799

	Diversified Consumer Services — 0.3%
65	Graham Holdings Co., Class B	37,768
1,601	H&R Block, Inc.	42,491

		80,259

	Diversified Telecommunication Services — 2.0%
9,042	AT&T, Inc.	277,409
2,294	CenturyLink, Inc.	47,348
4,690	Verizon Communications, Inc.	267,752

		592,509

	Electric Utilities — 2.4%
1,111	Avangrid, Inc.	52,228
2,054	Duke Energy Corp.	169,722
839	Eversource Energy	53,075
3,453	Exelon Corp.	151,276
1,795	Hawaiian Electric Industries, Inc.	66,953
2,130	OGE Energy Corp.	77,000
203	Pinnacle West Capital Corp.	16,697
3,581	PPL Corp.	108,862

		695,813

	Electrical Equipment — 1.4%
1,670	Eaton Corp. plc	119,689
2,130	Emerson Electric Co.	144,584
579	Hubbell, Inc.	58,884
1,421	nVent Electric plc (United Kingdom)	34,701
845	Regal Beloit Corp.	60,587

		418,445

	Electronic Equipment, Instruments & Components — 0.8%
438	Arrow Electronics, Inc.*	29,657
571	Avnet, Inc.	22,880
643	CDW Corp.	57,876
3,544	Corning, Inc.	113,231

		223,644

	Energy Equipment & Services — 0.3%
728	Helmerich & Payne, Inc.	45,347

SHARES	INVESTMENTS	VALUE($)

	Energy Equipment & Services — continued
4,329	Transocean Ltd.*	47,662

		93,009

	Entertainment — 2.0%
1,098	Cinemark Holdings, Inc.	45,644
542	Lions Gate Entertainment Corp., Class A	10,385
2,892	Viacom, Inc., Class B	92,486
3,645	Walt Disney Co. (The)	418,555

		567,070

	Equity Real Estate Investment Trusts (REITs) — 2.4%
2,191	Apple Hospitality REIT, Inc.	35,428
2,689	Brandywine Realty Trust	37,807
2,248	Brixmor Property Group, Inc.	36,418
2,973	Colony Capital, Inc.	17,451
1,115	Columbia Property Trust, Inc.	25,032
648	EPR Properties	44,544
2,166	Hospitality Properties Trust	55,493
4,053	Kimco Realty Corp.	65,213
4,265	Medical Properties Trust, Inc.	63,378
2,163	Omega Healthcare Investors, Inc.	72,136
2,288	Park Hotels & Resorts, Inc.	66,512
2,963	Retail Properties of America, Inc., Class A	36,356
2,157	Senior Housing Properties Trust	34,663
1,326	Ventas, Inc.	76,961
572	Weingarten Realty Investors	16,085

		683,477

	Food & Staples Retailing — 1.9%
2,495	Walgreens Boots Alliance, Inc.	199,026
3,631	Walmart, Inc.	364,117

		563,143

	Food Products — 1.8%
2,415	Archer-Daniels-Midland Co.	114,109
3,306	Flowers Foods, Inc.	63,839
2,606	General Mills, Inc.	114,143
325	Ingredion, Inc.	32,883
839	JM Smucker Co. (The)	90,880
1,359	Pilgrim’s Pride Corp.*	24,000
1,610	Tyson Foods, Inc., Class A	96,471

		536,325

	Health Care Equipment & Supplies — 2.6%
1,256	Abbott Laboratories	86,589
1,739	Baxter International, Inc.	108,705
667	Becton Dickinson and Co.	153,743
217	DENTSPLY SIRONA, Inc.	7,515

SEE NOTES TO FINANCIAL STATEMENTS.

166	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Health Care Equipment & Supplies — continued
595	Hill-Rom Holdings, Inc.	50,027
3,021	Medtronic plc	271,346
664	Zimmer Biomet Holdings, Inc.	75,424

		753,349

	Health Care Providers & Services — 6.5%
982	Aetna, Inc.	194,829
315	AmerisourceBergen Corp.	27,720
781	Anthem, Inc.	215,220
1,328	Cardinal Health, Inc.	67,197
788	Cigna Corp.	168,482
2,628	CVS Health Corp.	190,241
1,262	Express Scripts Holding Co.*	122,376
459	Humana, Inc.	147,068
607	McKesson Corp.	75,729
719	MEDNAX, Inc.*	29,688
578	Premier, Inc., Class A*	26,010
799	Quest Diagnostics, Inc.	75,194
1,747	UnitedHealth Group, Inc.	456,578
660	Universal Health Services, Inc., Class B	80,230

		1,876,562

	Health Care Technology — 0.2%
1,089	Cerner Corp.*	62,378

	Hotels, Restaurants & Leisure — 1.0%
1,778	Carnival Corp.	99,639
193	Las Vegas Sands Corp.	9,849
2,046	MGM Resorts International	54,587
647	Royal Caribbean Cruises Ltd.	67,760
1,430	Wyndham Destinations, Inc.	51,309

		283,144

	Household Durables — 1.0%
1,164	Garmin Ltd.	77,010
914	Leggett & Platt, Inc.	33,187
1,625	Lennar Corp., Class A	69,843
2,907	Newell Brands, Inc.	46,163
2,643	PulteGroup, Inc.	64,939
32	Toll Brothers, Inc.	1,077

		292,219

	Household Products — 1.6%
5,195	Procter & Gamble Co. (The)	460,693

	Industrial Conglomerates — 0.8%
619	Carlisle Cos., Inc.	59,789

SHARES	INVESTMENTS	VALUE($)

	Industrial Conglomerates — continued
17,524	General Electric Co.	176,993

		236,782

	Insurance — 4.2%
2,231	Aflac, Inc.	96,089
1,218	Aspen Insurance Holdings Ltd. (Bermuda)	51,010
460	Assurant, Inc.	44,717
1,771	Assured Guaranty Ltd.	70,805
1,067	Axis Capital Holdings Ltd.	59,528
296	Everest Re Group Ltd.	64,487
1,275	First American Financial Corp.	56,521
33	Hanover Insurance Group, Inc. (The)	3,675
1,238	Lincoln National Corp.	74,515
953	Mercury General Corp.	56,522
3,124	MetLife, Inc.	128,678
3,434	Old Republic International Corp.	75,720
1,444	Principal Financial Group, Inc.	67,969
1,398	Prudential Financial, Inc.	131,104
503	Reinsurance Group of America, Inc.	71,612
958	Travelers Cos., Inc. (The)	119,874
1,524	Unum Group	55,260

		1,228,086

	Internet & Direct Marketing Retail — 0.2%
2,334	Qurate Retail, Inc.*	51,208

	IT Services — 2.2%
924	Akamai Technologies, Inc.*	66,759
1,171	Amdocs Ltd.	74,089
1,517	Cognizant Technology Solutions Corp., Class A	104,719
984	DXC Technology Co.	71,665
2,207	International Business Machines Corp.	254,754
830	Leidos Holdings, Inc.	53,767

		625,753

	Machinery — 3.3%
1,510	Allison Transmission Holdings, Inc.	66,561
765	Crane Co.	66,585
763	Cummins, Inc.	104,294
937	Dover Corp.	77,621
1,132	Ingersoll-Rand plc	108,604
299	Oshkosh Corp.	16,786
1,637	PACCAR, Inc.	93,653
595	Parker-Hannifin Corp.	90,220
1,780	Pentair plc (United Kingdom)	71,467
464	Snap-on, Inc.	71,428
669	Stanley Black & Decker, Inc.	77,952

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	167

JPMorgan U.S. Value Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Machinery — continued
1,414	Timken Co. (The)	55,924
2,004	Trinity Industries, Inc.	57,214

		958,309

	Media — 3.3%
460	Charter Communications, Inc., Class A*	147,370
10,278	Comcast Corp., Class A	392,003
1,918	Discovery, Inc., Class A* (a)	62,124
1,447	DISH Network Corp., Class A*	44,481
3,047	Interpublic Group of Cos., Inc. (The)	70,569
981	John Wiley & Sons, Inc., Class A	53,209
990	Liberty Media Corp.-Liberty SiriusXM, Class C*	40,857
1,169	Omnicom Group, Inc.	86,880
1,893	Tribune Media Co., Class A	71,953

		969,446

	Metals & Mining — 0.8%
1,603	Nucor Corp.	94,769
865	Reliance Steel & Aluminum Co.	68,266
1,694	Steel Dynamics, Inc.	67,083

		230,118

	Mortgage Real Estate Investment Trusts (REITs) — 1.6%
4,311	AGNC Investment Corp.	76,908
8,438	Annaly Capital Management, Inc.	83,283
3,657	Chimera Investment Corp.	68,020
8,562	MFA Financial, Inc.	59,335
2,190	New Residential Investment Corp.	39,157
3,292	Starwood Property Trust, Inc.	71,502
4,231	Two Harbors Investment Corp.	62,154

		460,359

	Multiline Retail — 1.4%
1,146	Kohl’s Corp.	86,787
2,368	Macy’s, Inc.	81,199
1,249	Nordstrom, Inc.	82,147
1,839	Target Corp.	153,795

		403,928

	Multi-Utilities — 0.9%
3,170	CenterPoint Energy, Inc.	85,622
1,339	Consolidated Edison, Inc.	101,764
1,690	SCANA Corp.	67,684

		255,070

	Oil, Gas & Consumable Fuels — 5.2%
3,757	Chevron Corp.	419,469
462	ConocoPhillips	32,294

SHARES	INVESTMENTS	VALUE($)

	Oil, Gas & Consumable Fuels — continued
6,244	Exxon Mobil Corp.	497,522
1,121	HollyFrontier Corp.	75,600
5,929	Kinder Morgan, Inc.	100,912
2,550	Marathon Petroleum Corp.	179,648
1,464	PBF Energy, Inc., Class A	61,268
1,403	Valero Energy Corp.	127,799

		1,494,512

	Paper & Forest Products — 0.2%
1,371	Domtar Corp.	63,491

	Personal Products — 0.1%
421	Nu Skin Enterprises, Inc., Class A	29,563

	Pharmaceuticals — 4.9%
3,656	Johnson & Johnson	511,803
4,715	Merck & Co., Inc.	347,071
13,082	Pfizer, Inc.	563,311

		1,422,185

	Professional Services — 0.2%
211	ManpowerGroup, Inc.	16,097
1,893	Nielsen Holdings plc	49,180

		65,277

	Road & Rail — 1.6%
538	Genesee & Wyoming, Inc., Class A*	42,626
757	Kansas City Southern	77,184
950	Norfolk Southern Corp.	159,438
855	Ryder System, Inc.	47,290
963	Union Pacific Corp.	140,810

		467,348

	Semiconductors & Semiconductor Equipment — 7.3%
1,193	Analog Devices, Inc.	99,866
630	Applied Materials, Inc.	20,714
1,187	Broadcom, Inc.	265,283
2,518	Cypress Semiconductor Corp.	32,583
10,862	Intel Corp.	509,210
859	KLA-Tencor Corp.	78,633
85	Lam Research Corp.	12,047
2,569	Marvell Technology Group Ltd.	42,157
1,596	Maxim Integrated Products, Inc.	79,832
806	Microchip Technology, Inc.	53,019
2,872	Micron Technology, Inc.*	108,332
442	MKS Instruments, Inc.	32,571
193	NXP Semiconductors NV (Netherlands)	14,473
2,408	ON Semiconductor Corp.*	40,936
3,930	QUALCOMM, Inc.	247,158

SEE NOTES TO FINANCIAL STATEMENTS.

168	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

SHARES	INVESTMENTS	VALUE($)
Common Stocks — continued
	Semiconductors & Semiconductor Equipment — continued
755	Skyworks Solutions, Inc.	65,504
1,723	Teradyne, Inc.	59,357
2,580	Texas Instruments, Inc.	239,501
1,334	Xilinx, Inc.	113,884

		2,115,060

	Software — 4.0%
2,094	CA, Inc.	92,890
710	Dell Technologies, Inc., Class V*	64,177
465	LogMeIn, Inc.	40,046
5,619	Microsoft Corp.	600,165
7,136	Oracle Corp.	348,522
995	Symantec Corp.	18,059

		1,163,859

	Specialty Retail — 1.5%
935	AutoNation, Inc.*	37,849
1,296	Best Buy Co., Inc.	90,927
1,187	Dick’s Sporting Goods, Inc.	41,984
1,201	Foot Locker, Inc.	56,615
2,429	Gap, Inc. (The)	66,312
1,636	L Brands, Inc.	53,039
1,144	Penske Automotive Group, Inc.	50,771
756	Williams-Sonoma, Inc.	44,891

		442,388

	Technology Hardware, Storage & Peripherals — 3.6%
2,774	Apple, Inc.	607,118
6,970	Hewlett Packard Enterprise Co.	106,293
5,917	HP, Inc.	142,836
73	NCR Corp.*	1,960
1,272	NetApp, Inc.	99,839
401	Western Digital Corp.	17,271
2,237	Xerox Corp.	62,345

		1,037,662

	Textiles, Apparel & Luxury Goods — 1.0%
1,881	Hanesbrands, Inc.	32,278
1,010	Michael Kors Holdings Ltd.*	55,964
534	PVH Corp.	64,502
559	Ralph Lauren Corp.	72,452
1,805	Tapestry, Inc.	76,369

		301,565

	Thrifts & Mortgage Finance — 0.2%
5,642	New York Community Bancorp, Inc.	54,050

SHARES	INVESTMENTS	VALUE($)

	Trading Companies & Distributors — 0.3%
831	MSC Industrial Direct Co., Inc., Class A	67,361
668	WESCO International, Inc.*	33,520

		100,881

	Transportation Infrastructure — 0.2%
1,506	Macquarie Infrastructure Corp.	55,647

	Total Common Stocks (Cost $27,914,949)	28,210,236

Short-Term Investments — 2.4%
	Investment Companies — 2.4%
692,762	JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.02% (b) (c) (Cost $692,762)	692,762

Investment of Cash Collateral from Securities Loaned — 0.2%
57,600	JPMorgan U.S. Government Money Market Fund, IM Shares, 2.07% (b) (c) (Cost $57,600)	57,600

	Total Investments — 99.9% (Cost $28,665,311)	28,960,598
	Other Assets Less Liabilities — 0.1%	25,911

	NET ASSETS — 100.0%	28,986,509

Percentages indicated are based on net assets.

(a)	— The security or a portion of this security is on loan at October 31, 2018. The total value of securities on loan at October 31, 2018 was $56,250.
(b)	— Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	— The rate shown is the current yield as of October 31, 2018.
*	— Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	169

JPMorgan U.S. Value Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

Futures contracts outstanding as of October 31, 2018:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	6	12/2018	USD	813,060	(7,590)

					(7,590)

Abbreviations

USD	— United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

170	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

STATEMENTS OF ASSETS AND LIABILITIES

AS OF OCTOBER 31, 2018

	JPMorgan BetaBuilders Canada ETF	JPMorgan BetaBuilders Developed Asia ex-Japan ETF	JPMorgan BetaBuilders Europe ETF	JPMorgan BetaBuilders Japan ETF
ASSETS:
Investments in non-affiliates, at value	$2,026,860,357	$599,895,873	$1,305,192,857	$2,316,232,357
Investments in affiliates, at value	190,063	254,772	296,502	288,800
Investment of cash collateral received from Securities loaned (Note 2.D)	71,875,628	—	26,501,735	19,499,569
Restricted cash	51,000	75,600	107,000	71,300
Cash	26,732	1,604	48,443	7,952
Foreign currency, at value	9,303,753	2,473,205	5,836,228	2,890,923
Deposits at broker for futures contracts	632,762	414,976	485,907	838,640
Segregated cash balance with Authorized Participant for deposit securities	23,461,377	4,968,992	21,765	18,821,405
Deferred offering costs (Note 2.G)	12,978	11,976	8,638	8,260
Receivables:
Investment securities sold	4,182,747	—	1,810,456	3,244
Fund shares sold	94,503,643	—	22,350,042	44,997,738
Dividends from non-affiliates	2,558,199	342,929	1,030,963	15,222,089
Dividends from affiliates	539	111	262	2,152
Tax reclaims	161,801	—	119,358	11,268
Securities lending income (Note 2.D)	26,508	988	23,569	14,118
Variation margin on futures contracts	212,893	50,091	79,988	592,104
Due from Adviser	77,662	52,498	205,224	188,591
Due from Authorized Participant	3,769,395	—	21,193	17,919,123

Total Assets	2,237,908,037	608,543,615	1,364,140,130	2,437,609,633

LIABILITIES:
Payables:
Investment securities purchased	97,471,778	111	22,218,276	62,609,589
Collateral received on securities loaned (Note 2.D)	71,875,628	—	26,501,735	19,499,569
Accrued liabilities:
Administration fees	113,430	43,042	94,318	146,017
Custodian, Accounting and Transfer Agent fees	58,172	94,662	135,019	141,961
Trustees’ and Chief Compliance Officer’s fees	102	102	1,208	3,129
Professional Fees	38,446	38,446	58,388	59,175
Collateral upon return of deposit securities	23,461,377	4,968,992	21,765	18,821,405
Other	190,278	84,326	179,129	241,121

Total Liabilities	193,209,211	5,229,681	49,209,838	101,521,966

Net Assets	$2,044,698,826	$603,313,934	$1,314,930,292	$2,336,087,667

NET ASSETS:
Paid-in-Capital	$2,173,863,245	$662,880,023	$1,403,691,225	$2,441,530,853
Total distributable earnings (loss) (a)	(129,164,419)	(59,566,089)	(88,760,933)	(105,443,186)

Total Net Assets	$2,044,698,826	$603,313,934	$1,314,930,292	$2,336,087,667

Outstanding number of shares
(unlimited number of shares authorized — par value $0.0001)	90,500,000	26,600,000	58,200,000	102,800,000

Net asset value, per share	$22.59	$22.68	$22.59	$22.72

Cost of investments in non-affiliates	$2,159,812,603	$659,637,915	$1,396,379,819	$2,433,472,200
Cost of investments in affiliates	190,063	254,772	296,502	288,800
Cost of foreign currency	9,367,748	2,476,586	5,899,934	2,877,018
Investment securities on loan, at value	63,988,967	—	25,217,228	17,759,855
Cost of investment of cash collateral	71,875,827	—	26,502,535	19,499,769

(a)

Total distributable earnings has been aggregated to conform to the current presentation requirements for the adoption of the Securities and Exchange Commission’s Disclosure Update and Simplification Rule. See Note 8.

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	171

STATEMENTS OF ASSETS AND LIABILITIES

AS OF OCTOBER 31, 2018 (continued)

	JPMorgan Diversified Return Emerging Markets Equity ETF	JPMorgan Diversified Return Europe Currency Hedged ETF	JPMorgan Diversified Return Europe Equity ETF	JPMorgan Diversified Return Global Equity ETF
ASSETS:
Investments in non-affiliates, at value	$212,578,189	$—	$74,166,835	$201,146,419
Investments in affiliates, at value	753,648	28,919,164	—	627,017
Investment of cash collateral received from Securities loaned (Note 2.D)	—	—	—	924,151
Restricted cash	14,700	—	22,800	7,700
Cash	310,559	23,132	305,908	983,748
Foreign currency, at value	125,659	—	10,412	154,973
Deposits at broker for futures contracts	61,000	—	24,000	106,000
Prepaid Expenses	1,998	264	711	2,148
Receivables:
Investment securities sold	—	1,125	—	—
Dividends from non-affiliates	157,976	—	61,888	495,677
Dividends from affiliates	1,764	—	—	311
Tax reclaims	—	—	347,158	97,921
Securities lending income (Note 2.D)	—	—	—	9
Variation margin on futures contracts	11,445	—	3,798	16,985
Unrealized appreciation on forward foreign currency exchange contracts	—	835,882	—	—
Due from Adviser	48,738	16,999	35,661	1,194

Total Assets	214,065,676	29,796,566	74,979,171	204,564,253

LIABILITIES:
Payables:
Investment securities purchased	16	819,887	—	—
Collateral received on securities loaned (Note 2.D)	—	—	—	924,151
Unrealized depreciation on forward foreign currency exchange contracts	—	23,066	—	—
Accrued liabilities:
Administration fees	15,660	2,106	5,545	14,952
Custodian, Accounting and Transfer Agent fees	125,484	8,134	60,753	50,444
Trustees’ and Chief Compliance Officer’s fees	4,092	521	1,404	4,864
Deferred foreign capital gains tax	15,344	—	—	—
Professional Fees	73,301	36,593	77,051	80,616
Other	27,527	12,021	13,630	31,962

Total Liabilities	261,424	902,328	158,383	1,106,989

Net Assets	$213,804,252	$28,894,238	$74,820,788	$203,457,264

NET ASSETS:
Paid-in-Capital	$226,565,919	$27,087,053	$74,966,212	$207,895,633
Total distributable earnings (loss) (a)	(12,761,667)	1,807,185	(145,424)	(4,438,369)

Total Net Assets	$213,804,252	$28,894,238	$74,820,788	$203,457,264

Outstanding number of shares
(unlimited number of shares authorized — par value $0.0001)	4,200,000	1,050,000	1,400,000	3,600,000

Net asset value, per share	$50.91	$27.52	$53.44	$56.52

Cost of investments in non-affiliates	$216,001,988	$—	$73,847,159	$204,543,360
Cost of investments in affiliates	753,648	28,437,436	—	627,017
Cost of foreign currency	126,040	—	10,422	156,897
Investment securities on loan, at value	—	—	—	905,726
Cost of investment of cash collateral	—	—	—	924,151

(a)

Total distributable earnings has been aggregated to conform to the current presentation requirements for the adoption of the Securities and Exchange Commission’s Disclosure Update and Simplification Rule. See Note 8.

SEE NOTES TO FINANCIAL STATEMENTS.

172	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

	JPMorgan Diversified Return International Currency Hedged ETF	JPMorgan Diversified Return International Equity ETF	JPMorgan Diversified Return U.S. Equity ETF	JPMorgan Diversified Return U.S. Mid Cap Equity ETF
ASSETS:
Investments in non-affiliates, at value	$—	$1,430,666,878	$551,719,671	$108,211,311
Investments in affiliates, at value	31,392,996	6,618,219	6,889,863	3,620,915
Investment of cash collateral received from Securities loaned (Note 2.D)	—	—	4,709,887	643,332
Restricted cash	—	43,200	5,800	4,500
Cash	26,982	1,101,640	—	—
Foreign currency, at value	29	22,947	—	—
Deposits at broker for futures contracts	—	585,000	344,000	172,000
Prepaid Expenses	306	13,604	4,479	859
Receivables:
Investment securities sold	5,248	—	—	—
Dividends from non-affiliates	—	4,433,357	490,625	59,589
Dividends from affiliates	—	10,105	5,325	1,779
Tax reclaims	—	1,456,731	—	—
Securities lending income (Note 2.D)	—	—	667	339
Variation margin on futures contracts	—	89,334	64,740	32,370
Unrealized appreciation on forward foreign currency exchange contracts	586,744	—	—	—
Due from Adviser	18,448	—	30,682	14,993

Total Assets	32,030,753	1,445,041,015	564,265,739	112,761,987

LIABILITIES:
Payables:
Investment securities purchased	550,407	—	—	—
Collateral received on securities loaned (Note 2.D)	—	—	4,709,887	643,332
Unrealized depreciation on forward foreign currency exchange contracts	52,235	—	—	—
Accrued liabilities:
Investment advisory fees	—	103,969	—	—
Administration fees	2,323	109,241	40,522	7,896
Custodian, Accounting and Transfer Agent fees	8,440	158,291	18,362	14,552
Trustees’ and Chief Compliance Officer’s fees	646	28,060	8,247	1,490
Professional Fees	37,015	169,990	71,348	42,203
Other	12,899	139,203	55,044	24,334

Total Liabilities	663,965	708,754	4,903,410	733,807

Net Assets	$31,366,788	$1,444,332,261	$559,362,329	$112,028,180

NET ASSETS:
Paid-in-Capital	$29,669,318	$1,492,678,360	$527,790,333	$107,453,704
Total distributable earnings (loss) (a)	1,697,470	(48,346,099)	31,571,996	4,574,476

Total Net Assets	$31,366,788	$1,444,332,261	$559,362,329	$112,028,180

Outstanding number of shares
(unlimited number of shares authorized — par value $0.0001)	1,100,000	27,200,000	8,000,000	1,800,000

Net asset value, per share	$28.52	$53.10	$69.92	$62.24

Cost of investments in non-affiliates	$—	$1,469,940,739	$518,479,207	$103,203,566
Cost of investments in affiliates	30,690,692	6,618,219	6,889,863	3,620,915
Cost of foreign currency	30	22,951	—	—
Investment securities on loan, at value	—	—	4,586,251	627,488
Cost of investment of cash collateral	—	—	4,709,887	643,332

(a)

Total distributable earnings has been aggregated to conform to the current presentation requirements for the adoption of the Securities and Exchange Commission’s Disclosure Update and Simplification Rule. See Note 8.

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	173

STATEMENTS OF ASSETS AND LIABILITIES

AS OF OCTOBER 31, 2018 (continued)

	JPMorgan Diversified Return U.S. Small Cap Equity ETF	JPMorgan U.S. Dividend ETF	JPMorgan U.S. Minimum Volatility ETF	JPMorgan U.S. Momentum Factor ETF
ASSETS:
Investments in non-affiliates, at value	$94,517,850	$26,099,093	$26,671,887	$28,548,871
Investments in affiliates, at value	1,505,075	1,248,859	760,666	63,323
Investment of cash collateral received from Securities loaned (Note 2.D)	2,431,125	148,580	93,840	66,300
Restricted cash	10,500	600	—	800
Deposits at broker for futures contracts	157,000	60,000	33,000	—
Deferred offering costs (Note 2.G)	—	90	126	90
Prepaid Expenses	636	236	240	247
Receivables:
Dividends from non-affiliates	30,990	45,233	25,936	17,170
Dividends from affiliates	1,935	732	416	111
Securities lending income (Note 2.D)	2,653	209	123	4
Variation margin on futures contracts	1,100	11,205	6,225	—
Due from Adviser	3,025	9,430	11,294	10,220

Total Assets	98,661,889	27,624,267	27,603,753	28,707,136

LIABILITIES:
Payables:
Collateral received on securities loaned (Note 2.D)	2,431,125	148,580	93,840	66,300
Accrued liabilities:
Administration fees	7,147	1,957	2,011	2,056
Custodian, Accounting and Transfer Agent fees	22,653	8,538	7,950	9,177
Trustees’ and Chief Compliance Officer’s fees	917	470	480	486
Professional Fees	47,561	42,749	42,729	42,690
Other	17,232	10,847	10,973	11,057

Total Liabilities	2,526,635	213,141	157,983	131,766

Net Assets	$96,135,254	$27,411,126	$27,445,770	$28,575,370

NET ASSETS:
Paid-in-Capital	$95,216,607	$27,566,350	$26,278,544	$27,532,314
Total distributable earnings (loss) (a)	918,647	(155,224)	1,167,226	1,043,056

Total Net Assets	$96,135,254	$27,411,126	$27,445,770	$28,575,370

Outstanding number of shares
(unlimited number of shares authorized — par value $0.0001)	3,250,000	1,100,000	1,050,000	1,100,000

Net asset value, per share	$29.58	$24.92	$26.14	$25.98

Cost of investments in non-affiliates	$92,963,657	$26,065,291	$25,464,687	$27,226,813
Cost of investments in affiliates	1,505,075	1,248,859	760,666	63,323
Investment securities on loan, at value	2,359,957	145,312	91,776	64,857
Cost of investment of cash collateral	2,431,125	148,580	93,840	66,300

(a)

Total distributable earnings has been aggregated to conform to the current presentation requirements for the adoption of the Securities and Exchange Commission’s Disclosure Update and Simplification Rule. See Note 8.

SEE NOTES TO FINANCIAL STATEMENTS.

174	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

	JPMorgan U.S. Quality Factor ETF	JPMorgan U.S. Value Factor ETF
ASSETS:
Investments in non-affiliates, at value	$28,229,641	$28,210,236
Investments in affiliates, at value	836,372	692,762
Investment of cash collateral received from Securities loaned (Note 2.D)	58,800	57,600
Restricted cash	—	700
Deposits at broker for futures contracts	47,000	40,000
Deferred offering costs (Note 2.G)	90	89
Prepaid Expenses	244	242
Receivables:
Investment securities sold	—	59,835
Fund shares sold	1,318,644	—
Interest from non-affiliates	26,798	29,709
Dividends from affiliates	455	553
Securities lending income (Note 2.D)	25	12
Variation margin on futures contracts	8,715	7,470
Due from Adviser	9,968	9,576

Total Assets	30,536,752	29,108,784

LIABILITIES:
Payables:
Collateral received on securities loaned (Note 2.D)	58,800	57,600
Investment securities purchased	1,198,520	—
Accrued liabilities:
Administration fees	2,052	1,991
Custodian, Accounting and Transfer Agent fees	8,006	8,380
Trustees’ and Chief Compliance Officer’s fees	481	491
Professional Fees	42,657	42,765
Other	10,969	11,048

Total Liabilities	1,321,485	122,275

Net Assets	$29,215,267	$28,986,509

NET ASSETS:
Paid-in-Capital	$27,647,461	$28,786,482
Total distributable earnings (loss) (a)	1,567,806	200,027

Total Net Assets	$29,215,267	$28,986,509

Outstanding number of shares
(unlimited number of shares authorized — par value $0.0001)	1,100,000	1,150,000

Net asset value, per share	$26.56	$25.21

Cost of investments in non-affiliates	$26,600,390	$27,914,949
Cost of investments in affiliates	836,372	692,762
Investment securities on loan, at value	57,428	56,250
Cost of investment of cash collateral	58,800	57,600

(a)

Total distributable earnings has been aggregated to conform to the current presentation requirements for the adoption of the Securities and Exchange Commission’s Disclosure Update and Simplification Rule. See Note 8.

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	175

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED OCTOBER 31, 2018

	JPMorgan BetaBuilders Canada ETF (a)	JPMorgan BetaBuilders Developed Asia ex-Japan ETF (a)	JPMorgan BetaBuilders Europe ETF (b)	JPMorgan BetaBuilders Japan ETF (b)
INVESTMENT INCOME:
Dividend income from non-affiliates	$10,418,088	$5,159,293	$4,447,345	$17,172,556
Dividend income from affiliates	924	12,144	1,193	3,153
Interest income from non-affiliates	400	240	—	—
Interest income from affiliates	488	2,479	—	—
Non-cash dividend income from non-affiliates	—	—	524,662	—
Income from securities lending (net)	62,483	2,669	48,267	27,149
Foreign taxes withheld	(1,806,704)	(44,377)	(314,756)	(1,716,851)

Total investment income	8,675,679	5,132,448	4,706,711	15,486,007

EXPENSES:
Investment advisory fees (Note 3.A)	590,157	232,948	271,259	1,017,000
Administration fees (Note 3.B)	264,020	104,214	256,188	454,978
Interest expense to non-affiliates	99	62	1,215	101
Interest expense to affiliates	—	511	2,162	1,020
Professional fees	38,446	38,446	62,116	64,614
Trustees’ and Chief Compliance Officer’s fees	2,139	945	6,271	17,830
Printing and mailing costs	4,000	4,000	10,239	9,607
Registration and filing fees	186,079	79,826	168,868	231,782
Custodian, Accounting and Transfer Agent fees (Note 3.C)	65,672	94,662	254,376	221,263
Insurance expense	41	41	159	80
Offering costs (Note 2.G)	3,940	3,635	5,251	4,990
Other	1,963	1,657	1,129	1,870

Total expenses	1,156,556	560,947	1,039,233	2,025,135

Less fee waived (Note 3.D)	(504,288)	(250,138)	(527,447)	(881,904)
Less expense reimbursements from affiliates (Note 3.D)	—	—	(20,082)	—
Less expense reimbursements from non-affiliates (Note 3.C)	(58,500)	(75,600)	(214,000)	(124,000)

Net expenses	593,768	235,209	277,704	1,019,231

Net investment income (loss)	8,081,911	4,897,239	4,429,007	14,466,776

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(816,344)	(287,989)	29,613	(759,038)
In-kind redemptions in non-affiliates	(349,115)	—	—	—
Futures	(57,994)	(153,173)	(157,096)	(1,329,164)
Foreign currency transactions	(16,346)	(16,465)	122,165	(8,011)

Net realized gain (loss)	(1,239,799)	(457,627)	(5,318)	(2,096,213)

Change in net unrealized appreciation/depreciation on:
Investments in affiliates	(199)	—	(800)	(200)
Investments in non-affiliates	(132,952,246)	(59,742,042)	(91,186,962)	(117,239,843)
Futures	(382,489)	(93,729)	(19,386)	(576,077)
Foreign currency translations	(88,231)	(10,166)	(85,963)	2,371

Change in net unrealized appreciation/depreciation	(133,423,165)	(59,845,937)	(91,293,111)	(117,813,749)

Net realized/unrealized gains (losses)	(134,662,964)	(60,303,564)	(91,298,429)	(119,909,962)

Change in net assets resulting from operations	$(126,581,053)	$(55,406,325)	$(86,869,422)	$(105,443,186)

(a)	Commencement of operations was August 7, 2018.
(b)	Commencement of operations was June 15, 2018.

SEE NOTES TO FINANCIAL STATEMENTS.

176	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

	JPMorgan Diversified Return Emerging Markets Equity ETF		JPMorgan Diversified Return Europe Currency Hedged ETF	JPMorgan Diversified Return Europe Equity ETF	JPMorgan Diversified Return Global Equity ETF
INVESTMENT INCOME:
Dividend income from non-affiliates	$7,474,681		$—	$2,707,794	$5,744,928
Dividend income from affiliates	8,382		1,491,216	—	7,601
Interest income from non-affiliates	10		—	606	137
Interest income from affiliates	1,157		6	—	483
Non-cash dividend income from non-affiliates	—		—	130,853	—
Income from securities lending (net)	—		—	—	16
Foreign taxes withheld	(728,184)		—	(300,777)	(423,313)

Total investment income	6,756,046		1,491,222	2,538,476	5,329,852

EXPENSES:
Investment advisory fees (Note 3.A)	915,128		98,878	239,917	476,417
Administration fees (Note 3.B)	176,788		25,469	67,977	168,735
Interest expense to affiliates	617		29	314	980
Professional fees	148,930		39,050	78,139	78,588
Trustees’ and Chief Compliance Officer’s fees	27,091		4,021	10,759	27,566
Printing and mailing costs	32,512		3,485	9,213	29,030
Registration and filing fees	21,084		4,802	13,914	27,018
Custodian, Accounting and Transfer Agent fees (Note 3.C)	645,223		34,178	125,829	281,661
Insurance expense	22,180		2,810	6,353	17,645
Other	12,239		11,377	7,526	10,801

Total expenses	2,001,792		224,099	559,941	1,118,441

Less fee waived (Note 3.D)	(933,205)		(124,347)	(207,701)	(232,413)
Less expense reimbursements from affiliates (Note 3.D)	—		(90,658)	—	—
Less expense reimbursements from non-affiliates (Note 3.C)	(132,300)		—	(28,500)	(130,900)

Net expenses	936,287		9,094	323,740	755,128

Net investment income (loss)	5,819,759		1,482,128	2,214,736	4,574,724

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(4,348,354	)(a)	—	50,518	336,326
Investments in affiliates	—		232,513	—	—
In-kind redemptions in non-affiliates	—		—	2,787,524	799,091
Futures	95,710		—	(224,991)	(6,868)
Foreign currency transactions	(25,605)		(53,242)	(14,048)	(88,601)
Forward foreign currency exchange contracts	—		1,354,327	—	—

Net realized gain (loss)	(4,278,249)		1,533,598	2,599,003	1,039,948

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(22,767,552	)(b)	—	(11,428,661)	(17,400,980)
Investments in affiliates	—		(4,263,292)	—	—
Futures	14,197		—	6,606	(17,876)
Foreign currency translations	1,968		(10,966)	(12,510)	(2,017)
Forward foreign currency exchange contracts	—		296,540	—	—

Change in net unrealized appreciation/depreciation	(22,751,387)		(3,977,718)	(11,434,565)	(17,420,873)

Net realized/unrealized gains (losses)	(27,029,636)		(2,444,120)	(8,835,562)	(16,380,925)

Change in net assets resulting from operations	$(21,209,877)		$(961,992)	$(6,620,826)	$(11,806,201)

(a)	Net of foreign capital gains tax of approximately ($31,998).
(b)	Net change in foreign capital gains tax of approximately $240,033.

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	177

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED OCTOBER 31, 2018 (continued)

	JPMorgan Diversified Return International Currency Hedged ETF	JPMorgan Diversified Return International Equity ETF	JPMorgan Diversified Return U.S. Equity ETF	JPMorgan Diversified Return U.S. Mid Cap Equity ETF
INVESTMENT INCOME:
Dividend income from non-affiliates	$—	$46,500,152	$10,604,789	$1,830,747
Dividend income from affiliates	1,567,544	94,206	35,964	12,628
Interest income from non-affiliates	—	3,501	—	—
Interest income from affiliates	—	958	—	—
Income from securities lending (net)	—	—	878	389
Foreign taxes withheld	—	(3,664,702)	—	—

Total investment income	1,567,544	42,934,115	10,641,631	1,843,764

EXPENSES:
Investment advisory fees (Note 3.A)	100,105	3,473,942	1,145,507	235,101
Administration fees (Note 3.B)	31,515	1,230,380	423,343	83,267
Interest expense to non-affiliates	—	262	—	—
Interest expense to affiliates	86	4,894	—	—
Professional fees	45,248	361,918	167,043	58,759
Trustees’ and Chief Compliance Officer’s fees	5,151	189,398	62,869	12,047
Printing and mailing costs	4,468	168,808	53,858	13,447
Registration and filing fees	8,701	75,372	41,759	12,942
Custodian, Accounting and Transfer Agent fees (Note 3.C)	37,575	647,990	86,927	59,066
Insurance expense	6,615	131,782	49,954	9,691
Other	9,408	58,198	22,149	7,801

Total expenses	248,872	6,342,944	2,053,409	492,121

Less fee waived (Note 3.D)	(131,620)	(422,800)	(1,073,761)	(242,982)
Less expense reimbursements from affiliates (Note 3.D)	(104,903)	—	—	—
Less expense reimbursements from non-affiliates (Note 3.C)	—	(187,200)	(36,250)	(15,000)

Net expenses	12,349	5,732,944	943,398	234,139

Net investment income (loss)	1,555,195	37,201,171	9,698,233	1,609,625

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	—	(1,096,513)	(731,895)	(568,638)
Investments in affiliates	99,303	—	—	—
In-kind redemptions in non-affiliates	—	12,828,242	1,603,810	1,877,456
In-kind redemptions in affiliates	2,618,926	—	—	—
Futures	—	185,207	65,140	56,340
Foreign currency transactions	(125,506)	(440,431)	—	—
Forward foreign currency exchange contracts	817,698	—	—	—

Net realized gain (loss)	3,410,421	11,476,505	937,055	1,365,158

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	—	(167,694,990)	5,573,193	(1,277,026)
Investments in affiliates	(5,925,977)	—	—	—
Futures	—	(221,988)	(43,056)	(19,830)
Foreign currency translations	(3,868)	(62,193)	—	—
Forward foreign currency exchange contracts	73,516	—	—	—

Change in net unrealized appreciation/depreciation	(5,856,329)	(167,979,171)	5,530,137	(1,296,856)

Net realized/unrealized gains (losses)	(2,445,908)	(156,502,666)	6,467,192	68,302

Change in net assets resulting from operations	$(890,713)	$(119,301,495)	$16,165,425	$1,677,927

SEE NOTES TO FINANCIAL STATEMENTS.

178	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

	JPMorgan Diversified Return U.S. Small Cap Equity ETF	JPMorgan U.S. Dividend ETF (a)	JPMorgan U.S. Minimum Volatility ETF (a)	JPMorgan U.S. Momentum Factor ETF (a)
INVESTMENT INCOME:
Dividend income from non-affiliates	$1,056,805	$1,028,522	$641,719	$395,221
Dividend income from affiliates	12,755	2,657	1,935	1,260
Income from securities lending (net)	2,739	216	127	5

Total investment income	1,072,299	1,031,395	643,781	396,486

EXPENSES:
Investment advisory fees (Note 3.A)	227,440	60,332	60,404	63,136
Administration fees (Note 3.B)	66,664	22,297	22,323	23,333
Professional fees	67,133	49,548	49,485	49,630
Trustees’ and Chief Compliance Officer’s fees	9,037	3,489	3,482	3,613
Printing and mailing costs	11,326	5,631	5,691	5,703
Registration and filing fees	9,770	14,993	14,990	14,988
Custodian, Accounting and Transfer Agent fees (Note 3.C)	75,611	35,711	33,702	36,002
Insurance expense	3,850	1,519	1,516	1,597
Offering costs (Note 2.G)	39	3,978	5,630	3,981
Other	6,470	1,855	2,045	2,113

Total expenses	477,340	199,353	199,268	204,096

Less fee waived (Note 3.D)	(217,235)	(82,629)	(82,727)	(86,469)
Less expense reimbursements from affiliates (Note 3.D)	—	(83,688)	(84,023)	(82,430)
Less expense reimbursements from non-affiliates (Note 3.C)	(33,600)	(1,800)	(1,200)	(2,400)

Net expenses	226,505	31,236	31,318	32,797

Net investment income (loss)	845,794	1,000,159	612,463	363,689

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
investments in non-affiliates	(437,078)	(259,543)	(96,615)	(304,570)
In-kind redemptions in non-affiliates	3,434,321	—	—	—
Futures	35,583	(2,606)	(2,021)	—

Net realized gain (loss)	3,032,826	(262,149)	(98,636)	(304,570)

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(3,137,266)	33,802	1,207,200	1,322,058
Futures	(40,500)	(18,041)	(4,248)	—

Change in net unrealized appreciation/depreciation	(3,177,766)	15,761	1,202,952	1,322,058

Net realized/unrealized gains (losses)	(144,940)	(246,388)	1,104,316	1,017,488

Change in net assets resulting from operations	$700,854	$753,771	$1,716,779	$1,381,177

(a)	Commencement of operations was November 8, 2017.

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	179

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED OCTOBER 31, 2018 (continued)

	JPMorgan U.S. Quality Factor ETF (a)	JPMorgan U.S. Value Factor ETF (a)
INVESTMENT INCOME:
Dividend income from non-affiliates	$573,279	$703,417
Dividend income from affiliates	2,036	2,592
Income from securities lending (net)	29	13

Total investment income	575,344	706,022

EXPENSES:
Investment advisory fees (Note 3.A)	62,075	61,561
Administration fees (Note 3.B)	22,941	22,751
Professional fees	49,499	49,668
Trustees’ and Chief Compliance Officer’s fees	3,569	3,567
Printing and mailing costs	5,641	5,659
Registration and filing fees	14,997	14,988
Custodian, Accounting and Transfer Agent fees (Note 3.C)	34,847	35,875
Insurance expense	1,578	1,567
Offering costs (Note 2.G)	3,971	3,984
Other	2,024	2,120

Total expenses	201,142	201,740

Less fee waived (Note 3.D)	(85,016)	(84,312)
Less expense reimbursements from affiliates (Note 3.D)	(82,133)	(83,455)
Less expense reimbursements from non-affiliates (Note 3.C)	(1,800)	(2,100)

Net expenses	32,193	31,873

Net investment income (loss)	543,151	674,149

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(100,726)	(146,752)
Futures	3,040	1,262

Net realized gain (loss)	(97,686)	(145,490)

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	1,629,251	295,287
Futures	(10,682)	(7,590)

Change in net unrealized appreciation/depreciation	1,618,569	287,697

Net realized/unrealized gains (losses)	1,520,883	142,207

Change in net assets resulting from operations	$2,064,034	$816,356

(a)	Commencement of operations was November 8, 2017.

SEE NOTES TO FINANCIAL STATEMENTS.

180	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

	JPMorgan BetaBuilders Canada ETF	JPMorgan BetaBuilders Developed Asia ex-Japan ETF	JPMorgan BetaBuilders Europe ETF	JPMorgan BetaBuilders Japan ETF
	Period Ended October 31, 2018 (a)	Period Ended October 31, 2018 (a)	Period Ended October 31, 2018 (b)	Period Ended October 31, 2018 (b)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$8,081,911	$4,897,239	$4,429,007	$14,466,776
Net realized gain (loss)	(1,239,799)	(457,627)	(5,318)	(2,096,213)
Change in net unrealized appreciation/depreciation	(133,423,165)	(59,845,937)	(91,293,111)	(117,813,749)

Change in net assets resulting from operations	(126,581,053)	(55,406,325)	(86,869,422)	(105,443,186)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(2,945,124)	(4,159,764)	(1,891,512)	—

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	2,174,225,003	662,880,023	1,403,691,226	2,441,530,853

NET ASSETS:
Change in net assets	2,044,698,826	603,313,934	1,314,930,292	2,336,087,667
Beginning of period	—	—	—	—

End of period	$2,044,698,826	$603,313,934	$1,314,930,292	$2,336,087,667

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares issued	$2,219,440,596	$662,880,023	$1,403,691,226	$2,441,530,853
Cost of shares redeemed	(45,215,593)	—	—	—

Total change in net assets resulting from capital transactions	$2,174,225,003	$662,880,023	$1,403,691,226	$2,441,530,853

SHARE TRANSACTIONS:
Issued	92,400,000	26,600,000	58,200,000	102,800,000
Redeemed	(1,900,000)	—	—	—

Net increase in shares from share transactions	90,500,000	26,600,000	58,200,000	102,800,000

(a)	Commencement of operations was August 7, 2018.
(b)	Commencement of operations was June 15, 2018.

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	181

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

	JPMorgan Diversified Return Emerging Markets Equity ETF		JPMorgan Diversified Return Europe Currency Hedged ETF
	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2018	Year Ended October 31, 2017
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$5,819,759	$3,452,670	$1,482,128	$644,580
Net realized gain (loss)	(4,278,249)	1,036,538	1,533,598	(771,406)
Change in net unrealized appreciation/depreciation	(22,751,387)	19,206,880	(3,977,718)	5,441,723

Change in net assets resulting from operations	(21,209,877)	23,696,088	(961,992)	5,314,897

DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings (a)	(8,601,176)	(771,056)	(851,015)	(2,340,720)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	77,874,259	99,006,553	—	1,249,800

NET ASSETS:
Change in net assets	48,063,206	121,931,585	(1,813,007)	4,223,977
Beginning of period	165,741,046	43,809,461	30,707,245	26,483,268

End of period	$213,804,252	$165,741,046	$28,894,238	$30,707,245

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares issued	$77,874,259	$99,006,553	$—	$1,249,800

Total change in net assets resulting from capital transactions	$77,874,259	$99,006,553	$—	$1,249,800

SHARE TRANSACTIONS:
Issued	1,300,000	2,000,000	—	50,000

Net increase in shares from share transactions	1,300,000	2,000,000	—	50,000

(a)

The prior period distributions have been reclassified to conform to current period presentation for the adoption of the Securities and Exchange Commission’s Disclosure Update and Simplification Rule. See Note 8. Prior periods balances were as follows:

	JPMorgan Diversified Return Emerging Markets Equity ETF	JPMorgan Diversified Return Europe Currency Hedged ETF
From net investment income	(771,056)	(534,400)
From net realized gains	—	(1,806,320)

SEE NOTES TO FINANCIAL STATEMENTS.

182	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

	JPMorgan Diversified Return Europe Equity ETF		JPMorgan Diversified Return Global Equity ETF
	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2018	Year Ended October 31, 2017
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$2,214,736	$1,886,817	$4,574,724	$1,650,745
Net realized gain (loss)	2,599,003	(62,703)	1,039,948	2,538,682
Change in net unrealized appreciation/depreciation	(11,434,565)	13,101,894	(17,420,873)	10,668,551

Change in net assets resulting from operations	(6,620,826)	14,926,008	(11,806,201)	14,857,978

DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings (a)	(4,014,806)	(1,338,720)	(5,818,989)	(1,695,420)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	5,964,063	6,045,436	117,387,384	12,975,579

NET ASSETS:
Change in net assets	(4,671,569)	19,632,724	99,762,194	26,138,137
Beginning of period	79,492,357	59,859,633	103,695,070	77,556,933

End of period	$74,820,788	$79,492,357	$203,457,264	$103,695,070

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares issued	$17,683,797	$6,045,436	$154,127,556	$23,855,987
Cost of shares redeemed	(11,719,734)	—	(36,740,172)	(10,880,408)

Total change in net assets resulting from capital transactions	$5,964,063	$6,045,436	$117,387,384	$12,975,579

SHARE TRANSACTIONS:
Issued	300,000	100,000	2,500,000	400,000
Redeemed	(200,000)	—	(600,000)	(200,000)

Net increase in shares from share transactions	100,000	100,000	1,900,000	200,000

(a)

The prior period distributions have been reclassified to conform to current period presentation for the adoption of the Securities and Exchange Commission’s Disclosure Update and Simplification Rule. See Note 8. Prior periods balances were as follows:

	JPMorgan Diversified Return Europe Equity ETF	JPMorgan Diversified Return Global Equity ETF
From net investment income	(1,338,720)	(1,695,420)

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	183

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

	JPMorgan Diversified Return International Currency Hedged ETF		JPMorgan Diversified Return International Equity ETF
	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2018	Year Ended October 31, 2017
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1,555,195	$519,793	$37,201,171	$20,245,953
Net realized gain (loss)	3,410,421	(117,698)	11,476,505	172,051
Change in net unrealized appreciation/depreciation	(5,856,329)	6,562,751	(167,979,171)	123,143,744

Change in net assets resulting from operations	(890,713)	6,964,846	(119,301,495)	143,561,748

DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings (a)	(1,022,148)	(1,349,535)	(54,092,274)	(9,230,405)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(14,994,818)	16,343,042	457,839,024	555,512,947

NET ASSETS:
Change in net assets	(16,907,679)	21,958,353	284,445,255	689,844,290
Beginning of period	48,274,467	26,316,114	1,159,887,006	470,042,716

End of period	$31,366,788	$48,274,467	$1,444,332,261	$1,159,887,006

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares issued	$—	$16,343,042	$530,366,203	$581,072,027
Cost of shares redeemed	(14,994,818)	—	(72,527,179)	(25,559,080)

Total change in net assets resulting from capital transactions	$(14,994,818)	$16,343,042	$457,839,024	$555,512,947

SHARE TRANSACTIONS:
Issued	—	600,000	8,900,000	10,700,000
Redeemed	(500,000)	—	(1,300,000)	(500,000)

Net increase in shares from share transactions	(500,000)	600,000	7,600,000	10,200,000

(a)

The prior period distributions have been reclassified to conform to current period presentation for the adoption of the Securities and Exchange Commission’s Disclosure Update and Simplification Rule. See Note 8. Prior periods balances were as follows:

	JPMorgan Diversified Return International Currency Hedged Equity ETF	JPMorgan Diversified Return International Equity ETF
From net investment income	(431,255)	(9,230,405)
From net realized gains	(918,280)	—

SEE NOTES TO FINANCIAL STATEMENTS.

184	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

	JPMorgan Diversified Return U.S. Equity ETF		JPMorgan Diversified Return U.S. Mid Cap Equity ETF
	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2018	Year Ended October 31, 2017
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$9,698,233	$4,296,175	$1,609,625	$824,382
Net realized gain (loss)	937,055	9,029,074	1,365,158	3,575,389
Change in net unrealized appreciation/depreciation	5,530,137	28,000,601	(1,296,856)	5,506,350

Change in net assets resulting from operations	16,165,425	41,325,850	1,677,927	9,906,121

DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings (a)	(12,462,949)	(1,329,650)	(2,149,261)	(396,160)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	199,361,082	190,764,313	50,436,264	16,399,401

NET ASSETS:
Change in net assets	203,063,558	230,760,513	49,964,930	25,909,362
Beginning of period	356,298,771	125,538,258	62,063,250	36,153,888

End of period	$559,362,329	$356,298,771	$112,028,180	$62,063,250

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares issued	$206,369,804	$266,609,754	$57,240,549	$34,787,448
Cost of shares redeemed	(7,008,722)	(75,845,441)	(6,804,285)	(18,388,047)

Total change in net assets resulting from capital transactions	$199,361,082	$190,764,313	$50,436,264	$16,399,401

SHARE TRANSACTIONS:
Issued	2,900,000	4,200,000	900,000	600,000
Redeemed	(100,000)	(1,200,000)	(100,000)	(300,000)

Net increase in shares from share transactions	2,800,000	3,000,000	800,000	300,000

(a)

The prior period distributions have been reclassified to conform to current period presentation for the adoption of the Securities and Exchange Commission’s Disclosure Update and Simplification Rule. See Note 8. Prior periods balances were as follows:

	JPMorgan Diversified Return U.S. Equity ETF	JPMorgan Diversified Return U.S. Mid Cap Equity ETF
From net investment income	(1,329,650)	(396,160)

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	185

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

	JPMorgan Diversified Return U.S. Small Cap Equity ETF		JPMorgan U.S. Dividend ETF
	Year Ended October 31, 2018	Period Ended October 31, 2017 (a)	Period Ended October 31, 2018 (b)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$845,794	$338,470	$1,000,159
Net realized gain (loss)	3,032,826	(295,108)	(262,149)
Change in net unrealized appreciation/depreciation	(3,177,766)	4,703,373	15,761

Change in net assets resulting from operations	700,854	4,746,735	753,771

DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings (c)	(1,058,143)	(36,680)	(908,996)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	41,481,438	50,301,050	27,566,351

NET ASSETS:
Change in net assets	41,124,149	55,011,105	27,411,126
Beginning of period	55,011,105	—	—

End of period	$96,135,254	$55,011,105	$27,411,126

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares issued	$51,393,702	$50,301,050	$27,566,351
Cost of shares redeemed	(9,912,264)	—	—

Total change in net assets resulting from capital transactions	$41,481,438	$50,301,050	$27,566,351

SHARE TRANSACTIONS:
Issued	1,650,000	1,900,000	1,100,000
Redeemed	(300,000)	—	—

Net increase in shares from share transactions	1,350,000	1,900,000	1,100,000

(a)	Commencement of operations was November 15, 2016.
(b)	Commencement of operations was November 8, 2017.
(c)

The prior period distributions have been reclassified to conform to current period presentation for the adoption of the Securities and Exchange Commission’s Disclosure Update and Simplification Rule. See Note 8. Prior periods balances were as follows:

JPMorgan Diversified Return U.S. Small Cap Equity ETF
From net investment income	(36,680)

SEE NOTES TO FINANCIAL STATEMENTS.

186	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

	JPMorgan U.S. Minimum Volatility ETF	JPMorgan U.S. Momentum Factor ETF
	Period Ended October 31, 2018 (a)	Period Ended October 31, 2018 (a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$612,463	$363,689
Net realized gain (loss)	(98,636)	(304,570)
Change in net unrealized appreciation/depreciation	1,202,952	1,322,058

Change in net assets resulting from operations	1,716,779	1,381,177

DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(549,553)	(338,121)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	26,278,544	27,532,314

NET ASSETS:
Change in net assets	27,445,770	28,575,370
Beginning of period	—	—

End of period	$27,445,770	$28,575,370

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares issued	$26,278,544	$27,532,314

Total change in net assets resulting from capital transactions	$26,278,544	$27,532,314

SHARE TRANSACTIONS:
Issued	1,050,000	1,100,000

Net increase in shares from share transactions	1,050,000	1,100,000

(a)	Commencement of operations was November 8, 2017.

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	187

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

	JPMorgan U.S. Quality Factor ETF	JPMorgan U.S. Value Factor ETF
	Period Ended October 31, 2018 (a)	Period Ended October 31, 2018 (a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$543,151	$674,149
Net realized gain (loss)	(97,686)	(145,490)
Change in net unrealized appreciation/depreciation	1,618,569	287,697

Change in net assets resulting from operations	2,064,034	816,356

DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(496,228)	(616,329)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	27,647,461	28,786,482

NET ASSETS:
Change in net assets	29,215,267	28,986,509
Beginning of period	—	—

End of period	$29,215,267	$28,986,509

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares issued	$27,647,461	$28,786,482

Total change in net assets resulting from capital transactions	$27,647,461	$28,786,482

SHARE TRANSACTIONS:
Issued	1,100,000	1,150,000

Net increase in shares from share transactions	1,100,000	1,150,000

(a)	Commencement of operations was November 8, 2017

SEE NOTES TO FINANCIAL STATEMENTS.

188	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

THIS PAGE IS INTENTIONALLY LEFT BLANK

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	189

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Total distributions
JPMorgan BetaBuilders Canada ETF
August 7, 2018 (a) through October 31, 2018	$24.65	$0.14	$(2.15)	$(2.01)	$(0.05)	$(0.05)

JPMorgan BetaBuilders Developed Asia ex-Japan ETF
August 7, 2018 (a) through October 31, 2018	25.36	0.22	(2.73)	(2.51)	(0.17)	(0.17)

JPMorgan BetaBuilders Europe ETF
June 15, 2018 (a) through October 31, 2018	24.79	0.13	(2.30)	(2.17)	(0.03)	(0.03)

JPMorgan BetaBuilders Japan ETF
June 15, 2018 (a) through October 31, 2018	24.79	0.24	(2.31)	(2.07)	—	—

(a)	Commencement of operations.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)

Market price total return is calculated assuming an initial investment made at the beginning of the period market price, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The market price presented to calculate the market price total return is the mid-point of the bid/ask spread at the close of business on the Cboe BZX Exchange, Inc. Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(f)	Annualized for periods less than one year, unless otherwise indicated.
(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the periods indicated.

SEE NOTES TO FINANCIAL STATEMENTS.

190	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

		Ratios/Supplemental data
					Ratios to average net assets (f)
Net asset value, end of period	Market price, end of period	Total return (c)(d)	Market price total return (c)(e)	Net assets, end of period	Net expenses		Net investment income (loss)	Expenses without waivers and reimbursements		Portfolio turnover rate (c)

$22.59	$22.62	(8.18)%	(8.05)%	$2,044,698,826	0.19	%(g)	2.55%	0.37	%(g)	1%

22.68	22.69	(9.97)	(9.93)	603,313,934	0.19	(g)	3.94	0.45	(g)	2

22.59	22.64	(8.75)	(8.55)	1,314,930,292	0.09	(g)	1.45	0.34	(g)	2

22.72	22.68	(8.35)	(8.51)	2,336,087,667	0.19	(g)	2.63	0.37	(g)	5

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	191

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net Investment Income	Net realized gain (loss)	Total distributions
JPMorgan Diversified Return Emerging Markets Equity ETF
Year Ended October 31, 2018	$57.15	$1.59		$(5.37)	$(3.78)	$(2.46)	$—	$(2.46)
Year Ended October 31, 2017	48.68	1.50		7.56	9.06	(0.59)	—	(0.59)
Year Ended October 31, 2016	45.23	1.04		3.72	4.76	(1.31)	—	(1.31)
January 7, 2015 (a) through October 31, 2015	50.00	1.29		(6.06)	(4.77)	—	—	—

JPMorgan Diversified Return Europe Currency Hedged ETF
Year Ended October 31, 2018	29.24	1.41	(c)	(2.32)	(0.91)	(0.81)	—	(0.81)
Year Ended October 31, 2017	26.48	0.62	(c)(k)	4.48	5.10	(0.53)	(1.81)	(2.34)
April 1, 2016 (a) through October 31, 2016	25.00	(0.07	)(c)	1.55	1.48	—	—	—

JPMorgan Diversified Return Europe Equity ETF
Year Ended October 31, 2018	61.15	1.65		(6.36)	(4.71)	(3.00)	—	(3.00)
Year Ended October 31, 2017	49.88	1.57		10.82	12.39	(1.12)	—	(1.12)
December 18, 2015 (a) through October 31, 2016	50.00	1.39		(1.51)	(0.12)	— (j)	—	— (j)

JPMorgan Diversified Return Global Equity ETF
Year Ended October 31, 2018	61.00	1.42		(3.93)	(2.51)	(1.97)	—	(1.97)
Year Ended October 31, 2017	51.70	1.15		9.28	10.43	(1.13)	—	(1.13)
Year Ended October 31, 2016	50.53	1.14		0.99	2.13	(0.96)	—	(0.96)
Year Ended October 31, 2015	49.69	1.08		0.08	1.16	(0.32)	—	(0.32)
June 16, 2014 (a) through October 31, 2014	50.00	0.38		(0.69)	(0.31)	—	—	—

(a)	Commencement of operations.
(b)	Calculated based upon average shares outstanding.
(c)	Net investment income (loss) is affected by the timing of distributions from underlying funds.
(d)	Not annualized for periods less than one year.
(e)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)

Market price total return is calculated assuming an initial investment made at the beginning of the period market price, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The market price presented to calculate the market price total return is the mid-point of the bid/ask spread at the close of business on the NYSE Arca, Inc. Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(g)	Annualized for periods less than one year, unless otherwise indicated.
(h)	Certain non-recurring expenses incurred by the Fund were not annualized for the periods indicated.
(i)	Does not include expenses of underlying funds.
(j)	Amount rounds to less than $0.005.
(k)

Amount reflects an out of period adjustment related to an expense reimbursement for acquired fund fees. Had the Fund not recorded the out of period adjustment, the net investment income (loss) per share would have been $0.56, the net investment income (loss) ratio would have been 2.10%, the net expense ratio would have been 0.07%, and the total return would have been 20.66%.

SEE NOTES TO FINANCIAL STATEMENTS.

192	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

		Ratios/Supplemental data
					Ratios to average net assets (g)
Net asset value, end of period	Market price, end of period	Total return (d)(e)	Market price total return (d)(f)	Net assets, end of period	Net expenses		Net investment income (loss)		Expenses without waivers and reimbursements		Portfolio turnover rate (d)

$50.91	$50.83	(6.93)%	(7.43)%	$213,804,252	0.45%		2.80%		0.96%		53%
57.15	57.36	18.95	18.65	165,741,046	0.45		2.85		1.06		60
48.68	48.98	11.02	11.63	43,809,461	0.45		2.33		1.91		44
45.23	45.27	(9.54)	(9.46)	36,185,674	0.45	(h)	3.18		2.07	(h)	46

27.52	27.68	(3.18)	(2.78)	28,894,238	0.03	(i)	4.95	(c)	0.75	(i)	7
29.24	29.29	20.87 (k)	20.83	30,707,245	(0.14	)(i)(k)	2.31	(c)(k)	0.88	(i)	12
26.48	26.52	5.96	6.08	26,483,268	0.49	(h)(i)	(0.49	)(c)	1.08	(h)(i)	1

53.44	53.56	(8.11)	(8.33)	74,820,788	0.40		2.77		0.70		51
61.15	61.42	25.42	25.80	79,492,357	0.43		2.89		0.80		18
49.88	49.95	(0.23)	(0.09)	59,859,633	0.43	(h)	3.14		1.14	(h)	15

56.52	56.47	(4.34)	(4.65)	203,457,264	0.38		2.30		0.56		29
61.00	61.14	20.61	20.40	103,695,070	0.38		2.06		0.80		26
51.70	51.91	4.31	4.44	77,556,933	0.38		2.26		0.93		22
50.53	50.67	2.36	1.82	50,530,034	0.38		2.16		1.52		18
49.69	50.09	(0.62)	0.18	24,846,767	0.38	(h)	2.01		5.19	(h)	14

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	193

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations					Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gain (loss)	Total distributions
JPMorgan Diversified Return International Currency Hedged ETF
Year Ended October 31, 2018	$30.17	$1.26	(c)	$(2.25)		$(0.99)	$(0.66)	$—	$(0.66)
Year Ended October 31, 2017	26.32	0.37	(c)(l)	4.70		5.07	(0.39)	(0.83)	(1.22)
April 1, 2016 (a) through October 31, 2016	25.00	(0.07	)(c)	1.39		1.32	—	—	—

JPMorgan Diversified Return International Equity ETF
Year Ended October 31, 2018	59.18	1.51		(5.29)		(3.78)	(2.30)	—	(2.30)
Year Ended October 31, 2017	50.00	1.43		8.57		10.00	(0.82)	—	(0.82)
Year Ended October 31, 2016	51.17	1.28		(1.37	)(d)	(0.09)	(1.08)	—	(1.08)
November 5, 2014 (a) through October 31, 2015	50.00	1.39		(0.07)		1.32	(0.15)	—	(0.15)

JPMorgan Diversified Return U.S. Equity ETF
Year Ended October 31, 2018	68.52	1.39		1.88		3.27	(1.87)	—	(1.87)
Year Ended October 31, 2017	57.06	1.17		10.75		11.92	(0.46)	—	(0.46)
Year Ended October 31, 2016	54.13	1.10		2.09	(d)	3.19	(0.26)	—	(0.26)
September 29, 2015 (a) through October 31, 2015	50.00	0.06		4.07		4.13	—	—	—

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
Year Ended October 31, 2018	62.06	1.06		0.59		1.65	(1.47)	—	(1.47)
Year Ended October 31, 2017	51.65	0.89		10.02		10.91	(0.50)	—	(0.50)
May 11, 2016 (a) through October 31, 2016	50.00	0.42		1.23		1.65	—	—	—

JPMorgan Diversified Return U.S. Small Cap Equity ETF
Year Ended October 31, 2018	28.95	0.33		0.73		1.06	(0.43)	—	(0.43)
November 15, 2016 (a) through October 31, 2017	25.00	0.28		3.71		3.99	(0.04)	—	(0.04)

(a)	Commencement of operations.
(b)	Calculated based upon average shares outstanding.
(c)	Net investment income (loss) is affected by the timing of distributions from underlying funds.
(d)

Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund’s net realized and unrealized gains (losses) presented on the Statement of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.

(e)	Not annualized for periods less than one year.
(f)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(g)

Market price total return is calculated assuming an initial investment made at the beginning of the period market price, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The market price presented to calculate the market price total return is the mid-point of the bid/ask spread at the close of business on the NYSE Arca, Inc. Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(h)	Annualized for periods less than one year, unless otherwise indicated.
(i)	Certain non-recurring expenses incurred by the Fund were not annualized for the periods indicated.
(j)	Does not include expenses of underlying funds.
(k)	Amount rounds to less than 1%.
(l)

Amount reflects an out of period adjustment related to an expense reimbursement for acquired fund fees. Had the Fund not recorded the out of period adjustment, the net investment income (loss) per share would have been $0.33, the net investment income (loss) ratio would have been 1.18%, the net expense ratio would have been 0.07%, and the total return would have been 19.84%.

SEE NOTES TO FINANCIAL STATEMENTS.

194	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

		Ratios/Supplemental data
					Ratios to average net assets (h)
Net asset value, end of period	Market price, end of period	Total return (e)(f)	Market price total return (e)(g)	Net assets, end of period	Net expenses		Net investment income (loss)		Expenses without waivers and reimbursements		Portfolio turnover rate (e)

$28.52	$28.41	(3.42)%	(3.28)%	$31,366,788	0.03	%(j)	4.20	%(c)	0.67	%(j)	6%
30.17	30.02	20.04 (l)	19.30	48,274,467	(0.08	)(j)(l)	1.33	(c)(l)	0.76	(j)	5
26.32	26.34	5.28	5.36	26,316,114	0.49	(i)(j)	(0.49	)(c)	1.14	(i)(j)	4

53.10	52.98	(6.72)	(7.22)	1,444,332,261	0.40		2.57		0.44		28
59.18	59.36	20.35	20.30	1,159,887,006	0.43		2.63		0.51		29
50.00	50.17	(0.15)	0.41	470,042,716	0.43		2.56		0.75		27
51.17	51.05	2.65	2.40	92,113,607	0.43	(i)	2.72		1.33	(i)	20

69.92	69.93	4.74	4.70	559,362,329	0.19		1.95		0.41		32
68.52	68.55	20.99	21.02	356,298,771	0.21		1.83		0.47		27
57.06	57.08	5.92	5.90	125,538,258	0.29		1.95		0.90		22
54.13	54.16	8.26	8.32	10,826,623	0.29	(i)	1.20		5.75	(i)	—	(k)

62.24	62.25	2.59	2.57	112,028,180	0.24		1.64		0.50		35
62.06	62.08	21.25	21.31	62,063,250	0.26		1.54		0.62		31
51.65	51.64	3.30	3.28	36,153,888	0.34	(i)	1.69		1.02	(i)	15

29.58	29.58	3.61	3.43	96,135,254	0.29		1.08		0.61		30
28.95	29.00	15.96	16.16	55,011,105	0.31	(i)	1.08		0.97	(i)	24

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	195

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Total distributions
JPMorgan U.S. Dividend ETF
November 8, 2017 (a) through October 31, 2018	$25.00	$0.96	$(0.17)	$0.79	$(0.87)	$(0.87)

JPMorgan U.S. Minimum Volatility ETF
November 8, 2017 (a) through October 31, 2018	25.00	0.59	1.08	1.67	(0.53)	(0.53)

JPMorgan U.S. Momentum Factor ETF
November 8, 2017 (a) through October 31, 2018	25.00	0.35	0.95	1.30	(0.32)	(0.32)

JPMorgan U.S. Quality Factor ETF
November 8, 2017 (a) through October 31, 2018	25.00	0.52	1.52	2.04	(0.48)	(0.48)

JPMorgan U.S. Value Factor ETF
November 8, 2017 (a) through October 31, 2018	25.00	0.64	0.16	0.80	(0.59)	(0.59)

(a)	Commencement of operations.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)

Market price total return is calculated assuming an initial investment made at the beginning of the period market price, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The market price presented to calculate the market price total return is the mid-point of the bid/ask spread at the close of business on the NYSE Arca, Inc. Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(f)	Annualized for periods less than one year, unless otherwise indicated.
(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the periods indicated.

SEE NOTES TO FINANCIAL STATEMENTS.

196	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

		Ratios/Supplemental data
					Ratios to average net assets (f)
Net asset value, end of period	Market price, end of period	Total return (c)(d)	Market price total return (c)(e)	Net assets, end of period	Net expenses		Net investment income (loss)	Expenses without waivers and reimbursements		Portfolio turnover rate (c)

$24.92	$24.90	3.08%	2.99%	$27,411,126	0.12	%(g)	3.81%	0.76	%(g)	24%

26.14	26.14	6.69	6.69	27,445,770	0.12	(g)	2.33	0.76	(g)	17

25.98	25.99	5.17	5.21	28,575,370	0.12	(g)	1.32	0.74	(g)	44

26.56	26.56	8.15	8.15	29,215,267	0.12	(g)	2.01	0.74	(g)	22

25.21	25.21	3.12	3.12	28,986,509	0.12	(g)	2.52	0.75	(g)	26

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	197

NOTES TO FINANCIAL STATEMENTS

AS OF OCTOBER 31, 2018

1. Organization

J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are 18 separate funds of the Trust (each, a “Fund” and collectively, the “Funds”) covered by this report:

Diversified/Non-Diversified
JPMorgan BetaBuilders Canada ETF	Diversified
JPMorgan BetaBuilders Developed Asia ex-Japan ETF	Diversified
JPMorgan BetaBuilders Europe ETF	Diversified
JPMorgan BetaBuilders Japan ETF	Diversified
JPMorgan Diversified Return Emerging Markets Equity ETF	Diversified
JPMorgan Diversified Return Europe Currency Hedged ETF	Diversified
JPMorgan Diversified Return Europe Equity ETF	Diversified
JPMorgan Diversified Return Global Equity ETF	Diversified
JPMorgan Diversified Return International Currency Hedged ETF	Diversified
JPMorgan Diversified Return International Equity ETF	Diversified
JPMorgan Diversified Return U.S. Equity ETF	Diversified
JPMorgan Diversified Return U.S. Mid Cap Equity ETF	Diversified
JPMorgan Diversified Return U.S. Small Cap Equity ETF	Diversified
JPMorgan U.S. Dividend ETF	Diversified
JPMorgan U.S. Minimum Volatility ETF	Diversified
JPMorgan U.S. Momentum Factor ETF	Diversified
JPMorgan U.S. Quality Factor ETF	Diversified
JPMorgan U.S. Value Factor ETF	Diversified

JPMorgan BetaBuilders Canada ETF (the “BetaBuilders Canada ETF”) commenced operations on August 7, 2018. The investment objective of the Fund is to seek investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Canada Target Market Exposure IndexSM.

JPMorgan BetaBuilders Developed Asia ex-Japan ETF (the “BetaBuilders Developed Asia ex-Japan ETF”) commenced operations on August 7, 2018. The investment objective of the Fund is to seek investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Developed Asia Pacific ex-Japan Target Market Exposure IndexSM.

JPMorgan BetaBuilders Europe ETF (the “BetaBuilders Europe ETF”) commenced operations on June 15, 2018. The investment objective of the Fund is to seek investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Developed Europe Target Market Exposure IndexSM.

JPMorgan BetaBuilders Japan ETF (the “BetaBuilders Japan ETF”) commenced operations on June 15, 2018. The investment objective of the Fund is to seek investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Japan Target Market Exposure IndexSM.

The JPMorgan Diversified Return Emerging Markets Equity ETF (the “Emerging Markets Equity ETF”) commenced operations on January 7, 2015. The investment objective of the Fund is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor Emerging Markets Equity Index (formerly FTSE Emerging Diversified Factor Index).

The JPMorgan Diversified Return Europe Currency Hedged ETF (the “Europe Currency Hedged ETF”) commenced operations on April 1, 2016. The investment objective of the Fund is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor Europe Currency Hedged (USD) Index (formerly FTSE Developed Europe Diversified Factor 100% Hedged to USD Index).

The JPMorgan Diversified Return Europe Equity ETF (the “Europe Equity ETF”) commenced operations on December 18, 2015. The investment objective of the Fund is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor Europe Equity Index (formerly FTSE Developed Europe Diversified Factor Index).

The JPMorgan Diversified Return Global Equity ETF (the “Global Equity ETF”) commenced operations on June 16, 2014. The investment objective of the Fund is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor Global Developed Equity Index (formerly FTSE Developed Diversified Factor Index).

The JPMorgan Diversified Return International Currency Hedged ETF (the “International Currency Hedged ETF”) commenced operations on April 1, 2016. The investment objective of the Fund is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor International Currency Hedged (USD) Index (formerly FTSE Developed ex North America Diversified Factor 100% Hedged to USD Index).

198	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

The JPMorgan Diversified Return International Equity ETF (the “International Equity ETF”) commenced operations on November 5, 2014. The investment objective of the Fund is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor International Equity Index (formerly FTSE Developed ex North America Diversified Factor Index).

The JPMorgan Diversified Return U.S. Equity ETF (the “U.S. Equity ETF”) commenced operations on September 29, 2015. The investment objective of the Fund is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor US Equity Index (formerly Russell 1000 Diversified Factor Index).

The JPMorgan Diversified Return U.S. Mid Cap Equity ETF (the “U.S. Mid Cap Equity ETF”) commenced operations on May 11, 2016. The investment objective of the Fund is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor US Mid Cap Equity Index (formerly Russell Midcap Diversified Factor Index).

The JPMorgan Diversified Return U.S. Small Cap Equity ETF (the “U.S. Small Cap Equity ETF”) commenced operations on November 15, 2016. The investment objective of the Fund is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor US Small Cap Equity Index (formerly Russell 2000 Diversified Factor Index).

JPMorgan U.S. Dividend ETF (the “U.S. Dividend ETF”) commenced operations on November 8, 2017. The investment objective of the Fund is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan US Dividend Index.

JPMorgan U.S. Minimum Volatility ETF (the “U.S. Minimum Volatility ETF”) commenced operations on November 8, 2017. The investment objective of the Fund is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan US Minimum Volatility Index.

JPMorgan U.S. Momentum Factor ETF (the “U.S. Momentum Factor ETF”) commenced operations on November 8, 2017. The investment objective of the Fund is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan US Momentum Factor Index.

JPMorgan U.S. Quality Factor ETF (the “U.S. Quality Factor ETF”) commenced operations on November 8, 2017. The investment objective of the Fund is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan US Quality Factor Index.

JPMorgan U.S. Value Factor ETF (the “U.S. Value Factor ETF”) commenced operations on November 8, 2017. The investment objective of the Fund is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan US Value Factor Index.

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as the Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds.

Shares of each Fund are listed and traded on the NYSE Arca, Inc., except shares of BetaBuilders Canada ETF, BetaBuilders Developed Asia ex-Japan ETF, BetaBuilders Europe ETF and BetaBuilders Japan ETF are listed and traded on Cboe BZX Exchange, Inc. Market prices for the Funds’ shares may be different from their net asset value (“NAV”). The Funds issue and redeem their shares on a continuous basis, through JPMorgan Distribution Services, Inc. (the “Distributor” or “JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, at NAV in large blocks of shares, referred to as “Creation Units” as shown in the table below:

Shares per Creation Unit
BetaBuilders Canada ETF	100,000
BetaBuilders Developed Asia ex-Japan ETF	200,000
BetaBuilders Europe ETF	200,000
BetaBuilders Japan ETF	400,000
Emerging Markets Equity ETF	100,000
Europe Currency Hedged ETF	50,000
Europe Equity ETF	100,000
Global Equity ETF	100,000
International Currency Hedged ETF	50,000
International Equity ETF	100,000
U.S. Equity ETF	100,000
U.S. Mid Cap Equity ETF	100,000
U.S. Small Cap Equity ETF	50,000
U.S. Dividend ETF	50,000
U.S. Minimum Volatility ETF	50,000
U.S. Momentum Factor ETF	50,000
U.S. Quality Factor ETF	50,000
U.S. Value Factor ETF	50,000

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	199

NOTES TO FINANCIAL STATEMENTS

AS OF OCTOBER 31, 2018 (continued)

Creation Units are issued and redeemed principally in-kind for a basket of securities. A cash amount may be substituted in Funds with sizeable exposure to market or sponsor restricted securities. Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Funds (each, an “Authorized Participant”).

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, thus, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value, and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAVs of the Funds are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies, excluding Exchange-Traded Funds (“ETFs”), (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

200	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”):

BetaBuilders Canada ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks (b)	$2,026,860,357	$—	$—	$2,026,860,357
Short-Term Investments
Investment Company	190,063	—	—	190,063
Investments of cash collateral from securities loaned	71,875,628	—	—	71,875,628

Total Investments in Securities	$2,098,926,048	$—	$—	$2,098,926,048

Depreciation in Other Financial Instruments
Futures Contracts	$(382,489)	$—	$—	$(382,489)

BetaBuilders Developed Asia Pacific ex-Japan ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$4,278,218	$338,605,176	$—	$342,883,394
China	—	785,579	—	785,579
Hong Kong	835,712	162,401,510	—	163,237,222
Ireland	—	2,267,255	—	2,267,255
Macau	—	5,950,418	—	5,950,418
New Zealand	—	12,410,545	—	12,410,545
Singapore	165,960	71,664,914	—	71,830,874
Taiwan	—	244,665	—	244,665
Other Common Stocks	285,921	—	—	285,921

Total Common Stocks	5,565,811	594,330,062	—	599,895,873

Short-Term Investments
Investment Company	254,772	—	—	254,772

Total Investments in Securities	$5,820,583	$594,330,062	$—	$600,150,645

Appreciation in Other Financial Instruments
Futures Contracts	$2,349	$2,008	$—	$4,357

Depreciation in Other Financial Instruments
Futures Contracts	$—	$(98,086)	$—	$(98,086)

BetaBuilders Europe ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$14,733,746	$—	$14,733,746
Austria	888,855	5,880,711	—	6,769,566
Belgium	—	24,626,423	—	24,626,423
Chile	—	520,832	—	520,832
Colombia	—	513,082	—	513,082
Denmark	1,299,269	32,862,441	—	34,161,710
Finland	—	28,555,588	—	28,555,588
France	1,150,501	210,070,518	—	211,221,019

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	201

NOTES TO FINANCIAL STATEMENTS

AS OF OCTOBER 31, 2018 (continued)

BetaBuilders Europe ETF (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Germany	$51,217	$177,755,137	$—	$177,806,354
Ghana	—	598,352	—	598,352
Ireland	5,564,072	6,457,157	—	12,021,229
Italy	215,449	42,878,747	—	43,094,196
Jersey	—	1,112,793	—	1,112,793
Jordan	—	507,802	—	507,802
Luxembourg	1,242,755	4,687,757	—	5,930,512
Mexico	—	301,162	—	301,162
Netherlands	731,028	92,737,778	—	93,468,806
Norway	—	17,655,884	—	17,655,884
Portugal	1,293,140	2,538,761	—	3,831,901
Russia	—	686,649	—	686,649
South Africa	—	5,937,541	—	5,937,541
Spain	260,183	59,123,279	—	59,383,462
Sweden	504,766	56,219,052	—	56,723,818
Switzerland	1,277,268	182,391,041	—	183,668,309
United Arab Emirates	—	579,581	—	579,581
United Kingdom	8,879,395	298,256,518	—	307,135,913
United States	—	13,646,627	—	13,646,627

Total Common Stocks	23,357,898	1,281,834,959	—	1,305,192,857

Short-Term Investments
Investment Company	296,502	—	—	296,502
Investments of cash collateral from securities loaned	26,501,735	—	—	26,501,735

Total Investments in Securities	$50,156,135	$1,281,834,959	$—	$1,331,991,094

Appreciation in Other Financial Instruments
Futures Contracts	$33,855	$—	$—	$33,855

Depreciation in Other Financial Instruments
Futures Contracts	$(53,241)	$—	$—	$(53,241)

BetaBuilders Japan ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks (b)	$—	$2,316,232,357	$—	$2,316,232,357
Short-Term Investments
Investment Company	288,800	—	—	288,800
Investments of cash collateral from securities loaned	19,499,569	—	—	19,499,569

Total Investments in Securities	$19,788,369	$2,316,232,357	$—	$2,336,020,726

Depreciation in Other Financial Instruments
Futures Contracts	$(576,077)	$—	$—	$(576,077)

202	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

Emerging Markets Equity ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
China	$3,719,872	$41,536,762	$—	(a)	$45,256,634
Czech Republic	—	813,869	—		813,869
Egypt	362,004	29,613	—		391,617
Greece	93,553	768,940	—		862,493
Hong Kong	—	1,490,031	—		1,490,031
Hungary	—	804,902	—		804,902
India	—	19,611,627	9,286		19,620,913
Indonesia	—	8,366,773	—		8,366,773
Kuwait	412,373	402,328	—		814,701
Malaysia	357,395	13,627,279	—		13,984,674
Pakistan	—	36,167	—		36,167
Philippines	362,074	2,305,565	—		2,667,639
Qatar	179,126	3,170,884	—		3,350,010
Russia	—	13,381,199	—		13,381,199
Singapore	—	21,159	—		21,159
South Africa	2,535,103	10,751,372	—		13,286,475
Taiwan	—	32,731,911	—		32,731,911
Thailand	6,750,805	8,275,506	—		15,026,311
Turkey	—	2,112,792	—		2,112,792
United Arab Emirates	587,287	2,339,518	—		2,926,805
United Kingdom	—	195,585	—		195,585
Other Common Stocks	34,433,761	—	—		34,433,761

Total Common Stocks	49,793,353	162,773,782	9,286		212,576,421

Rights
Taiwan	1,355	—	—		1,355
Other Rights	—	413	—		413

Total	1,355	413	—		1,768

Short-Term Investments
Investment Companies	753,648	—	—		753,648

Total Investments in Securities	$50,548,356	$162,774,195	$9,286		$213,331,837

Appreciation in Other Financial Instruments
Futures Contracts	$14,197	$—	$—		$14,197

Europe Currency Hedged ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (b)	$28,919,164	$—	$—	$28,919,164

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$835,882	$—	$835,882

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(23,066)	$—	$(23,066)

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	203

NOTES TO FINANCIAL STATEMENTS

AS OF OCTOBER 31, 2018 (continued)

Europe Equity ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$535,695	$—	$535,695
Austria	54,836	582,819	—	637,655
Belgium	—	1,628,403	—	1,628,403
Chile	—	177,798	—	177,798
Denmark	121,981	3,056,347	—	3,178,328
Finland	—	3,330,162	—	3,330,162
France	102,879	11,103,855	—	11,206,734
Germany	245,721	8,960,055	—	9,205,776
Ireland	—	376,521	—	376,521
Italy	—	3,410,219	—	3,410,219
Jersey	—	247,838	—	247,838
Jordan	—	232,581	—	232,581
Kazakhstan	—	111,658	—	111,658
Luxembourg	311,162	624,589	—	935,751
Netherlands	75,978	3,579,724	—	3,655,702
Norway	—	1,976,869	—	1,976,869
Poland	—	135,098	—	135,098
Portugal	294,890	361,202	—	656,092
Russia	—	258,752	—	258,752
South Africa	—	302,457	—	302,457
Spain	—	3,917,417	—	3,917,417
Sweden	125,314	4,487,510	—	4,612,824
Switzerland	—	7,021,816	—	7,021,816
United Arab Emirates	—	239,335	—	239,335
United Kingdom	291,316	15,032,676	—	15,323,992
United States	—	851,362	—	851,362

Total Common Stocks	1,624,077	72,542,758	—	74,166,835

Total Investments in Securities	$1,624,077	$72,542,758	$—	$74,166,835

Appreciation in Other Financial Instruments
Futures Contracts	$6,606	$—	$—	$6,606

Global Equity ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$143,822	$16,575,094	$—	$16,718,916
Austria	—	482,745	—	482,745
Belgium	—	1,731,276	—	1,731,276
Chile	—	12,262	—	12,262
China	—	978,106	—	978,106
Denmark	—	1,579,136	—	1,579,136
Finland	—	2,329,218	—	2,329,218
France	—	7,727,966	—	7,727,966
Germany	—	6,159,746	—	6,159,746
Hong Kong	—	8,170,422	—	8,170,422
Italy	273,979	1,558,874	—	1,832,853
Japan	—	45,231,535	—	45,231,535
Macau	—	773,180	—	773,180

204	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

Global Equity ETF (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs	Total
Netherlands	$203,063	$3,414,360		$—	$3,617,423
New Zealand	—	700,126		—	700,126
Norway	—	2,116,284		—	2,116,284
Portugal	465,555	415,927		—	881,482
Singapore	—	4,363,952		—	4,363,952
South Africa	—	304,271		—	304,271
South Korea	356,653	16,734,565		—	17,091,218
Spain	—	3,913,451		—	3,913,451
Sweden	442,455	4,562,385		—	5,004,840
Switzerland	—	4,125,344		—	4,125,344
United Kingdom	529,913	5,658,056		—	6,187,969
United States	50,733,598	126,780		—	50,860,378
Other Common Stocks	8,252,320	—		—	8,252,320

Total Common Stocks	61,401,358	139,745,061		—	201,146,419

Rights	—	—	(a)	—	—	(a)
Short-Term Investments
Investment Companies	627,017	—		—	627,017
Investments of cash collateral from securities loaned	924,151	—		—	924,151

Total Investments in Securities	$62,952,526	$139,745,061		$—	$202,697,587

Depreciation in Other Financial Instruments
Futures Contracts	$(17,876)	$—		$—	$(17,876)

International Currency Hedged ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (b)	$31,392,996	$—	$—	$31,392,996

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$586,744	$—	$586,744

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(52,235)	$—	$(52,235)

International Equity ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$129,936,743	$—	$129,936,743
Austria	—	6,350,916	—	6,350,916
Belgium	—	15,917,844	—	15,917,844
Chile	—	4,565,763	—	4,565,763
China	—	12,527,209	—	12,527,209
Denmark	—	13,306,007	—	13,306,007
Finland	—	26,933,019	—	26,933,019
France	1,149,917	77,749,068	—	78,898,985
Germany	—	56,644,526	—	56,644,526
Hong Kong	—	79,563,945	—	79,563,945

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	205

NOTES TO FINANCIAL STATEMENTS

AS OF OCTOBER 31, 2018 (continued)

International Equity ETF (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs	Total
Italy	$3,603,621	$14,380,080		$—	$17,983,701
Japan	—	360,697,405		—	360,697,405
Jordan	—	5,903,511		—	5,903,511
Luxembourg	—	2,923,916		—	2,923,916
Macau	—	2,403,486		—	2,403,486
Netherlands	—	36,099,949		—	36,099,949
New Zealand	—	10,180,436		—	10,180,436
Norway	—	22,500,878		—	22,500,878
Portugal	4,441,786	5,666,587		—	10,108,373
Russia	—	2,219,800		—	2,219,800
Singapore	—	37,027,927		—	37,027,927
South Africa	—	5,164,463		—	5,164,463
South Korea	610,818	132,756,892		—	133,367,710
Spain	—	25,692,088		—	25,692,088
Sweden	—	47,558,831		—	47,558,831
Switzerland	—	34,525,253		—	34,525,253
United Arab Emirates	—	1,511,673		—	1,511,673
United Kingdom	—	237,018,895		—	237,018,895
United States	—	13,133,626		—	13,133,626

Total Common Stocks	9,806,142	1,420,860,736		—	1,430,666,878

Rights	—	—	(a)	—	—	(a)
Short-Term Investments
Investment Company	6,618,219	—		—	6,618,219

Total Investments in Securities	$16,424,361	$1,420,860,736		$—	$1,437,285,097

Depreciation in Other Financial Instruments
Futures Contracts	$(86,079)	$—		$—	$(86,079)

U.S. Equity ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks (b)	$551,719,671	$—	$—	$551,719,671
Short-Term Investments
Investment Companies	6,889,863	—	—	6,889,863
Investment of Cash Collateral from Securities Loaned	4,709,887	—	—	4,709,887

Total Investments in Securities	$563,319,421	$—	$—	$563,319,421

Depreciation in Other Financial Instruments
Futures Contracts	$(19,448)	$—	$—	$(19,448)

206	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

U.S. Mid Cap Equity ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks (b)	$108,211,311	$—	$—	$108,211,311
Short-Term Investments
Investment Companies	3,620,915	—	—	3,620,915
Investment of Cash Collateral from Securities Loaned	643,332	—	—	643,332

Total Investments in Securities	$112,475,558	$—	$—	$112,475,558

Depreciation in Other Financial Instruments
Futures Contracts	$(19,830)	$—	$—	$(19,830)

U.S. Small Cap Equity ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks (b)	$94,517,775	$—	$—		$94,517,775
Rights
Chemicals	—	—	—	(a)	—	(a)
Media	—	—	75		75

Total Rights	—	—	75		75

Short-Term Investments
Investment Companies	1,505,075	—	—		1,505,075
Investment of Cash Collateral from Securities Loaned	2,431,125	—	—		2,431,125

Total Investments in Securities	$98,453,975	$—	$75		$98,454,050

Depreciation in Other Financial Instruments
Futures Contracts	$(28,586)	$—	$—		$(28,586)

U.S. Dividend ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks (b)	$26,099,093	$—	$—	$26,099,093
Short-Term Investments
Investment Companies	1,248,859	—	—	1,248,859
Investment of Cash Collateral from Securities Loaned	148,580	—	—	148,580

Total Investments in Securities	$27,496,532	$—	$—	$27,496,532

Depreciation in Other Financial Instruments
Futures Contracts	$(18,041)	$—	$—	$(18,041)

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	207

NOTES TO FINANCIAL STATEMENTS

AS OF OCTOBER 31, 2018 (continued)

U.S. Minimum Volatility ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks (b)	$26,671,887	$—	$—	$26,671,887
Short-Term Investments
Investment Companies	760,666	—	—	760,666
Investment of Cash Collateral from Securities Loaned	93,840	—	—	93,840

Total Investments in Securities	$27,526,393	$—	$—	$27,526,393

Depreciation in Other Financial Instruments
Futures Contracts	$(4,248)	$—	$—	$(4,248)

U.S. Momentum Factor ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks (b)	$28,548,871	$—	$—	$28,548,871
Short-Term Investments
Investment Companies	63,323	—	—	63,323
Investment of Cash Collateral from Securities Loaned	66,300	—	—	66,300

Total Investments in Securities	$28,678,494	$—	$—	$28,678,494

U.S. Quality Factor ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks (b)	$28,229,641	$—	$—	$28,229,641
Short-Term Investments
Investment Companies	836,372	—	—	836,372
Investment of Cash Collateral from Securities Loaned	58,800	—	—	58,800

Total Investments in Securities	$29,124,813	$—	$—	$29,124,813

Depreciation in Other Financial Instruments
Futures Contracts	$(10,682)	$—	$—	$(10,682)

U.S. Value Factor ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks (b)	$28,210,236	$—	$—	$28,210,236
Short-Term Investments
Investment Companies	692,762	—	—	692,762
Investment of Cash Collateral from Securities Loaned	57,600	—	—	57,600

Total Investments in Securities	$28,960,598	$—	$—	$28,960,598

Depreciation in Other Financial Instruments
Futures Contracts	$(7,590)	$—	$—	$(7,590)

(a)	Amount rounds to less than 1.
(b)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

208	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

There were no transfers among any levels for the period ended October 31, 2018.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.

As of October 31, 2018, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and Regulation S under the Securities Act.

C. Derivatives — All Funds, except U.S. Momentum Factor ETF, used derivative instruments including futures and forward foreign currency exchange contracts, in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities (“SAL”).

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Funds.

Notes C(1) — C(3) below describe the various derivatives used by the Funds.

(1). Futures Contracts — All funds, except Europe Currency Hedged ETF, International Currency Hedged ETF and U.S. Momentum Factor ETF, used index futures contracts to obtain long and short exposure to the underlying commodities markets, to gain or reduce exposure to the stock market, to gain or reduce exposure to particular countries or regions, maintain liquidity, minimize transaction costs or to manage and hedge interest rate risk associated with portfolio investments.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Statements of Operations (“SOP”). Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the SOP at the closing or expiration of the futures contract. Securities deposited as initial margin are designated in the SOIs and cash deposited, which is considered restricted, is recorded on the SAL. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the SAL.

The use of futures contracts exposes the Funds to equity price risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the SAL, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Europe Currency Hedged ETF and International Currency Hedged ETF may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Funds also bought forward foreign currency exchange contracts to gain

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	209

NOTES TO FINANCIAL STATEMENTS

AS OF OCTOBER 31, 2018 (continued)

exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Funds also record a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

These Funds’ forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(3). Summary of Derivatives Information

The following tables present the value of derivatives held as of October 31, 2018, by their primary underlying risk exposure and respective location on the SAL:

BetaBuilders Canada ETF

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts
Equity contracts	Payables, Net assets — Unrealized Depreciation	$(382,489)

BetaBuilders Developed Asia ex-Japan ETF

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts
Equity contracts	Receivables, Net assets — Unrealized Appreciation	$4,357

Equity contracts	Payables, Net assets — Unrealized Depreciation	(98,086)

BetaBuilders Europe ETF

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts
Equity contracts	Receivables, Net assets — Unrealized Appreciation	$33,855

Equity contracts	Payables, Net assets — Unrealized Depreciation	(53,241)

BetaBuilders Japan ETF

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts
Equity contracts	Payables, Net assets — Unrealized Depreciation	$(576,077)

Emerging Markets Equity ETF

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts
Equity contracts	Receivables, Net assets — Unrealized Appreciation	$14,197

210	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

Europe Currency Hedged ETF

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	Receivables	$835,882

Foreign exchange contracts	Payables	(23,066)

Europe Equity ETF

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts
Equity contracts	Receivables, Net assets — Unrealized Appreciation	$6,606

Global Equity ETF

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts
Equity contracts	Payables, Net assets — Unrealized Depreciation	$(17,876)

International Currency Hedged ETF

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	Receivables	$586,744

Foreign exchange contracts	Payables	(52,235)

International Equity ETF

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts
Equity contracts	Payables, Net assets — Unrealized Depreciation	$(86,079)

U.S. Equity ETF

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts
Equity contracts	Payables, Net assets — Unrealized Depreciation	$(19,448)

U.S. Mid Cap Equity ETF

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts
Equity contracts	Payables, Net assets — Unrealized Depreciation	$(19,830)

U.S. Small Cap Equity ETF

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts
Equity contracts	Payables, Net assets — Unrealized Depreciation	$(28,586)

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	211

NOTES TO FINANCIAL STATEMENTS

AS OF OCTOBER 31, 2018 (continued)

U.S. Dividend ETF

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts
Equity contracts	Payables, Net assets — Unrealized Depreciation	$(18,041)

U.S. Minimum Volatility ETF

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts
Equity contracts	Payables, Net assets — Unrealized Depreciation	$(4,248)

U.S. Quality Factor ETF

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts
Equity contracts	Payables, Net assets — Unrealized Depreciation	$(10,682)

U.S. Value Factor ETF

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts
Equity contracts	Payables, Net assets — Unrealized Depreciation	$(7,590)

The following tables present the Funds’ gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Funds as of October 31, 2018.

Europe Currency Hedged ETF

Counterparty	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Received	Net Amount Due from Counterparty (not less than zero)
Barclays Bank plc	$438,386	$(1,606)	$—	$436,780
BNP Paribas	85,558	(3,937)	—	81,621
Citibank, NA	156,579	(1,831)	—	154,748
Goldman Sachs International	107,127	(8,786)	—	98,341
Merrill Lynch International	35,328	(6,053)	—	29,275
National Australia Bank Ltd.	853	—	—	853
Royal Bank of Canada	6,064	(578)	—	5,486
Societe Generale	5,865	(275)	—	5,590
TD Bank Financial Group	122	—	—	122

Total	$835,882	$(23,066)	$—	$812,816

Counterparty	Gross Amount of Derivative Liabilities Subject to Netting Arrangements Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Barclays Bank plc	$1,606	$(1,606)	$—	$—
BNP Paribas	3,937	(3,937)	—	—
Citibank, NA	1,831	(1,831)	—	—
Goldman Sachs International	8,786	(8,786)	—	—
Merrill Lynch International	6,053	(6,053)	—	—
Royal Bank of Canada	578	(578)	—	—
Societe Generale	275	(275)	—	—

Total	$23,066	$(23,066)	$—	$—

212	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

International Currency Hedged ETF

Counterparty	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Received	Net Amount Due from Counterparty (not less than zero)
Barclays Bank plc	$177,740	$(2,319)	$—	$175,421
BNP Paribas SA	50,776	(1,453)	—	49,323
Citibank, NA	144,009	(2,965)	—	141,044
Goldman Sachs International	1,739	(837)	—	902
HSBC Bank, NA	64359	(747)	—	63,612
Merrill Lynch International	104,783	(5,641)	—	99,142
National Australia Bank Ltd.	11,478	(4,498)	—	6,980
Royal Bank of Canada	1,514	(189)	—	1,325
Societe Generale	966	(680)	—	286
State Street Corp.	28,115	(28,115)	—	—
UBS AG	1,265	(238)	—	1,027

Total	$586,744	$(47,682)	$—	$539,062

Counterparty	Gross Amount of Derivative Liabilities Subject to Netting Arrangements Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Barclays Bank plc	$2,319	$(2,319)	$—	$—
BNP Paribas SA	1,453	(1,453)	—	—
Citibank, NA	2,965	(2,965)	—	—
Goldman Sachs International	837	(837)	—	—
HSBC Bank, NA	747	(747)	—	—
Merrill Lynch International	5,641	(5,641)	—	—
National Australia Bank Ltd.	4,498	(4,498)	—	—
Royal Bank of Canada	189	(189)	—	—
Societe Generale	680	(680)	—	—
State Street Corp.	32,668	(28,115)	—	4,553
UBS AG	238	(238)	—	—

Total	$52,235	$(47,682)	$—	$4,553

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the SAL.
The following tables present the effect of derivatives on the SOP for the period ended October 31, 2018, by primary underlying risk exposure:

BetaBuilders Canada ETF

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$(57,994)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$(382,489)

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	213

NOTES TO FINANCIAL STATEMENTS

AS OF OCTOBER 31, 2018 (continued)

BetaBuilders Developed Asia ex-Japan ETF

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$(153,173)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$(93,729)

BetaBuilders Europe ETF

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$(157,096)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$(19,386)

BetaBuilders Japan ETF
Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$(1,329,164)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$(576,077)

Emerging Markets Equity ETF

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$95,710

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$14,197

214	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

Europe Currency Hedged ETF

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$1,354,327

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$296,540

Europe Equity ETF

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$(224,991)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$6,606

Global Equity ETF

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$(6,868)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$(17,876)

International Currency Hedged ETF

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$817,698

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$73,516

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	215

NOTES TO FINANCIAL STATEMENTS

AS OF OCTOBER 31, 2018 (continued)

International Equity ETF

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$185,207

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$(221,988)

U.S. Equity ETF

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$65,140

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$(43,056)

U.S. Mid Cap Equity ETF

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$56,340

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$(19,830)

U.S. Small Cap Equity ETF

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$35,583

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$(40,500)

U.S. Dividend ETF

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$(2,606)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$(18,041)

216	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

U.S. Minimum Volatility ETF

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$(2,021)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$(4,248)

U.S. Quality Factor ETF

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$3,040

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$(10,682)

U.S. Value Factor ETF

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$1,262

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$(7,590)

Derivatives Volume

The table below discloses the volume of the Funds’ futures contracts and forward foreign currency exchange contracts activity for the period ended October 31, 2018. Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity.

	BetaBuilders Canada ETF		BetaBuilders Developed Asia ex-Japan ETF		BetaBuilders Europe ETF		BetaBuilders Japan ETF		Emerging Markets Equity ETF	Europe Currency Hedged ETF
Futures Contracts:
Average Notional Balance Long	$7,917,477	(a)	$3,919,978	(a)	$5,688,364	(b)	$10,941,741	(b)	$523,752	$—
Ending Notional Balance Long	16,674,070		3,106,427		9,389,222		17,888,067		1,004,430	—
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	—		—		—		—		—	7,838,855
Average Settlement Value Sold	—		—		—		—		—	42,325,547
Ending Settlement Value Purchased	—		—		—		—		—	2,899,745
Ending Settlement Value Sold	—		—		—		—		—	62,253,075

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	217

NOTES TO FINANCIAL STATEMENTS

AS OF OCTOBER 31, 2018 (continued)

	Europe Equity ETF	Global Equity ETF	International Currency Hedged ETF	International Equity ETF	U.S. Equity ETF	U.S. Mid Cap Equity ETF
Futures Contracts:
Average Notional Balance Long	$831,396	$414,840	$—	$5,170,460	$1,491,406	$584,472
Ending Notional Balance Long	342,854	1,992,520	—	10,697,290	7,046,520	3,523,260
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	—	—	11,429,570	—	—	—
Average Settlement Value Sold	—	—	53,397,140	—	—	—
Ending Settlement Value Purchased	—	—	3,304,753	—	—	—
Ending Settlement Value Sold	—	—	68,112,734	—	—	—

	U.S. Small Cap Equity ETF	U.S. Dividend ETF		U.S. Minimum Volatility ETF		U.S. Quality Factor ETF		U.S. Value Factor ETF
Futures Contracts:
Average Notional Balance Long	$524,763	$148,633	(c)	$67,803	(c)	$90,388	(c)	$103,416	(c)
Ending Notional Balance Long	1,513,100	1,219,590		677,550		948,570		813,060
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	—	—		—		—		—
Average Settlement Value Sold	—	—		—		—		—
Ending Settlement Value Purchased	—	—		—		—		—
Ending Settlement Value Sold	—	—		—		—		—

(a)	For the period August 7, 2018 through October 31, 2018.
(b)	For the period June 15, 2018 through October 31, 2018.
(c)	For the period November 8, 2017 through October 31, 2018.

The Funds’ derivatives contracts held at October 31, 2018 are not accounted for as hedging instruments under GAAP.

D. Securities Lending — Since the inception of the BetaBuilders Canada ETF, BetaBuilders Europe ETF, Beta Builders Japan ETF and BetaBuilders Developed Asia ex-Japan ETF and effective October 5, 2018, the Emerging Markets Equity ETF, Europe Equity ETF, Global Equity ETF, International Equity ETF, U.S. Equity ETF, U.S. Mid Cap Equity ETF, U.S. Small Cap Equity ETF, U.S. Dividend ETF, U.S. Minimum Volatility ETF, U.S. Momentum Factor ETF, U.S. Quality Factor ETF and U.S. Value Factor ETF became authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N. A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the IM Shares of JPMorgan U.S. Government Money Market Fund, the IM Shares of JPMorgan Prime Money Market Fund and/or the Agency SL Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain loan fees and the interest on cash collateral investments but are required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.

The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the SOP as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the SOP.

Dividend Income
BetaBuilders Canada ETF	$109,003
BetaBuilders Developed Asia ex-Japan ETF	1,620
BetaBuilders Europe ETF	42,467
BetaBuilders Japan ETF	46,842
Global Equity ETF	155
U.S. Equity ETF	4,713
U.S. Mid Cap Equity ETF	1,137
U.S. Small Cap Equity ETF	1,927
U.S. Dividend ETF	164
U.S. Minimum Volatility ETF	104
U.S. Momentum Factor ETF	15
U.S. Quality Factor ETF	77
U.S. Value Factor ETF	20

218	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities).

The value of securities out on loan is recorded as an asset on the SAL. The value of the cash collateral received is recorded as a liability on the SAL and details of Collateral Investments are disclosed in the SOIs. At October 31, 2018, the value of outstanding securities on loan and the value of Collateral Investments were as follows:

	Value of Securities on Loan	Cash Collateral Posted by Borrower	Total value of Collateral Investments
BetaBuilders Canada ETF	$63,988,967	$71,875,628	$71,875,628
BetaBuilders Europe ETF	25,217,228	26,501,735	26,501,735
BetaBuilders Japan ETF	17,759,855	19,499,569	19,499,569
Global Equity ETF	905,726	924,151	924,151
U.S. Equity ETF	4,586,251	4,709,887	4,709,887
U.S. Mid Cap Equity ETF	627,488	643,332	643,332
U.S. Small Cap Equity ETF	2,359,957	2,431,125	2,431,125
U.S. Dividend ETF	145,312	148,580	148,580
U.S. Minimum Volatility ETF	91,776	93,840	93,840
U.S. Momentum Factor ETF	64,857	66,300	66,300
U.S. Quality Factor ETF	57,428	58,800	58,800
U.S. Value Factor ETF	56,250	57,600	57,600

The Funds bear the risk of loss associated with the Collateral Investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the Collateral Investments declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the Collateral Investments to fund the payment of this liability.

The following table presents the Funds’ value of the securities on loan with Citibank, NA, net of amounts available for offset under the master netting arrangements and any related collated received or posted by the Funds as of October 31, 2018.

	Investment Securities On Loan, at value, Presented in the Statement of Assets and Liabilities	Cash Collateral Posted by Borrower	Net Amount Due to Counterparty (not less than zero)
BetaBuilders Canada ETF	$63,988,967	$(63,988,967)	$—
BetaBuilders Europe ETF	25,217,228	(25,217,228)	—
BetaBuilders Japan ETF	17,759,855	(17,759,855)	—
Global Equity ETF	905,726	(905,726)	—
U.S. Equity ETF	4,586,251	(4,586,251)	—
U.S. Mid Cap Equity ETF	627,488	(627,488)	—
U.S. Small Cap Equity ETF	2,359,957	(2,359,957)	—
U.S. Dividend ETF	145,312	(145,312)	—
U.S. Minimum Volatility ETF	91,776	(91,776)	—
U.S. Momentum Factor ETF	64,857	(64,857)	—
U.S. Quality Factor ETF	57,428	(57,428)	—
U.S. Value Factor ETF	56,250	(56,250)	—

Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	219

NOTES TO FINANCIAL STATEMENTS

AS OF OCTOBER 31, 2018 (continued)

JPMIM voluntarily waived investment advisory fees charged to the Fund to reduce the impact of the investment in the JPMorgan U.S. Government Money Market Fund and JPMorgan Prime Money Market Fund from 0.16% to 0.06%. JPMIM waived fees associated with the Fund’s investment in JPMorgan U.S. Government Money Market Fund and JPMorgan Prime Money Market Fund as follows:

BetaBuilders Canada ETF	4,403
BetaBuilders Developed Asia ex-Japan ETF	77
BetaBuilders Europe ETF	1,652
BetaBuilders Japan ETF	1,722
Global Equity ETF	7
U.S. Equity ETF	210
U.S. Mid Cap Equity ETF	50
U.S. Small Cap Equity ETF	86
U.S. Dividend ETF	7
U.S. Minimum Volatility ETF	5
U.S. Momentum Factor ETF	1
U.S. Quality Factor ETF	3
U.S. Value Factor ETF	1

The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included in the SOP as income from securities lending (net).

The Emerging Markets Equity ETF, Europe Equity ETF and International Equity ETF did not lend out any securities during the period ended October 31, 2018.

E. Investment Transactions with Affiliates — The Funds invested in Underlying Funds which are advised by the Adviser. An issuer who is under common control with the Funds may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

BetaBuilders Canada ETF

	For the period ended October 31, 2018
Security Description	Value at August 7, 2018 (c)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2018	Shares at October 31, 2018	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 1.88%(a)(b)	$—	$225,000,000	$223,000,000	$(6,899	)*	$(199)	$1,992,902	1,992,504	$65,810	*	$—
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.27%(a)(b)	—	55,000,000	5,000,000	(300	)*	—	49,999,700	50,004,700	7,483	*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.07% (a)(b)	—	162,010,159	142,127,133	—		—	19,883,026	19,883,026	35,710	*	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.02%	—	3,593,084	3,403,021	—		—	190,063	190,063	924		—

Total	$—	$445,603,243	$373,530,154	$(7,199)		$(199)	$72,065,691		$109,927		$—

220	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

BetaBuilders Developed Asia ex-Japan ETF

	For the period ended October 31, 2018
Security Description	Value at August 7, 2018 (c)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2018	Shares at October 31, 2018	Dividend Income		Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.02% (a)(b)	$—	$59,805,720	$59,550,948	$—	$—	$254,772	254,772	$12,144		$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.07% (a)(b)	—	1,195,447	1,195,447	—	—	—	—	1,620	*	—

Total	$—	$61,001,167	$60,746,395	$—	$—	$254,772		$13,764		$—

BetaBuilders Europe ETF

	For the period ended October 31, 2018
Security Description	Value at June 15, 2018 (c)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2018	Shares at October 31, 2018	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 1.88% (a)(b)	$—	$28,000,000	$25,000,000	$(400	)*	$(300)	$2,999,300	2,998,700	$20,324	*	$—
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.27% (a)(b)	—	18,000,000	—	—		(500)	17,999,500	18,001,300	5,076	*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.07% (a)(b)	—	28,579,583	23,076,648	—		—	5,502,935	5,502,935	17,067	*	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.02% (a)(b)	—	6,875,711	6,579,209	—		—	296,502	296,502	1,193		—

Total	$—	$81,455,294	$54,655,857	$(400)		$(800)	$26,798,237		$43,660		$—

BetaBuilders Japan ETF

	For the period ended October 31, 2018
Security Description	Value at June 15, 2018 (c)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2018	Shares at October 31, 2018	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 1.88% (a)(b)	$—	$29,000,000	$28,999,100	$(900	)*	$—	$—	$—	$24,331	*	$—
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.27% (a)(b)	—	17,000,000	4,000,000	—		(200)	12,999,800	13,001,100	6,924	*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.07% (a)(b)	—	32,290,057	25,790,288	—		—	6,499,769	6,499,769	15,587	*	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.02% (a)(b)	—	35,310,535	35,021,735	—		—	288,800	288,800	3,153		—

Total	$—	$113,600,592	$93,811,123	$(900)		$(200)	$19,788,369		$49,995		$—

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	221

NOTES TO FINANCIAL STATEMENTS

AS OF OCTOBER 31, 2018 (continued)

Diversified Return Emerging Markets Equity ETF

	For the year ended October 31, 2018
Security Description	Value at October 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2018	Shares at October 31, 2018	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.02% (a)(b)	$—	$27,108,597	$26,354,949	$—	$—	$753,648	753,648	$8,382	$—

Diversified Return Europe Currency Hedged ETF

	For the year ended October 31, 2018
Security Description	Value at October 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2018	Shares at October 31, 2018	Dividend Income	Capital Gain Distributions
JPMorgan Diversified Return Europe Equity ETF Shares (a)	$30,739,404	$4,206,967	$1,996,428	$232,513	$(4,263,292)	$28,919,164	539,865	$1,491,216	$—

Diversified Return Global Equity ETF

	For the year ended October 31, 2018
Security Description	Value at October 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2018	Shares at October 31, 2018	Dividend Income		Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.07% (a)(b)	$—	$1,270,987	$346,836	$—	$—	$924,151	924,151	$155	*	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.02% (a)(b)	516,620	15,481,092	15,370,695	—	—	627,017	627,017	7,601		—

Total	$516,620	$16,752,079	$15,717,531	$—	$—	$1,551,168		$7,756		$—

Diversified Return International Currency Hedged ETF

	For the year ended October 31, 2018
Security Description	Value at October 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2018	Shares at October 31, 2018	Dividend Income	Capital Gain Distributions
JPMorgan Diversified Return International Equity ETF Shares (a)	$48,144,483	$3,738,176	$17,281,915	$2,718,229	$(5,925,977)	$31,392,996	592,880	$1,567,544	$—

Diversified Return International Equity ETF

	For the year ended October 31, 2018
Security Description	Value at October 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2018	Shares at October 31, 2018	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.02% (a)(b)	$15,795,486	$108,473,271	$117,650,538	$—	$—	$6,618,219	6,618,219	$94,206	$—

222	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

Diversified Return U.S. Equity ETF

	For the year ended October 31, 2018
Security Description	Value at October 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2018	Shares at October 31, 2018	Dividend Income		Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.07% (a)(b)	$—	$6,503,136	$1,793,249	$—	$—	$4,709,887	4,709,887	$4,713	*	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.02% (a)(b)	1,543,961	33,489,728	28,143,826	—	—	6,889,863	6,889,863	35,964		—

Total	$1,543,961	$39,992,864	$29,937,075	$—	$—	$11,599,750		$40,677		$—

Diversified Return U.S. Mid Cap Equity ETF

	For the year ended October 31, 2018
Security Description	Value at October 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2018	Shares at October 31, 2018	Dividend Income		Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.07% (a)(b)	$—	$2,001,091	$1,357,759	$—	$—	$643,332	643,332	$1,137	*	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.02% (a)(b)	192,796	13,573,981	10,145,862	—	—	3,620,915	3,620,915	12,628		—

Total	$192,796	$15,575,072	$11,503,621	$—	$—	$4,264,247		$13,765		$—

Diversified Return U.S. Small Cap Equity ETF

	For the year ended October 31, 2018
Security Description	Value at October 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2018	Shares at October 31, 2018	Dividend Income		Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.07% (a)(b)	$—	$3,983,700	$1,552,575	$—	$—	$2,431,125	2,431,125	$1,927	*	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.02% (a)(b)	461,963	8,701,066	7,657,954	—	—	1,505,075	1,505,075	12,755		—

Total	$461,963	$12,684,766	$9,210,529	$—	$—	$3,936,200		$14,682		$—

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	223

NOTES TO FINANCIAL STATEMENTS

AS OF OCTOBER 31, 2018 (continued)

U.S. Dividend ETF

	For the period ended October 31, 2018
Security Description	Value at November 8, 2017 (c)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2018	Shares at October 31, 2018	Dividend Income		Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.07% (a)(b)	$—	$457,000	$308,420	$—	$—	$148,580	148,580	$164	*	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.02% (a)(b)	—	3,566,104	2,317,245	—	—	1,248,859	1,248,859	2,657		—

Total	$—	$4,023,104	$2,625,665	$—	$—	$1,397,439		$2,821		$—

U.S. Minimum Volatility ETF

	For the period ended October 31, 2018
Security Description	Value at November 8, 2017 (c)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2018	Shares at October 31, 2018	Dividend Income		Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.07% (a)(b)	$—	$287,520	$193,680	$—	$—	$93,840	93,840	$104	*	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.02% (a)(b)	—	2,278,709	1,518,043	—	—	760,666	760,666	1,935		—

Total	$—	$2,566,229	$1,711,723	$—	$—	$854,506		$2,039		$—

U.S. Momentum Factor ETF

	For the period ended October 31, 2018
Security Description	Value at November 8, 2017 (c)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2018	Shares at October 31, 2018	Dividend Income		Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.07% (a)(b)	$—	$135,900	$69,600	$—	$—	$66,300	66,300	$15	*	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.02% (a)(b)	—	1,227,370	1,164,047	—	—	63,323	63,323	1,260		—

Total	$—	$1,363,270	$1,233,647	$—	$—	$129,623		$1,275		$—

U.S. Quality Factor ETF

	For the period ended October 31, 2018
Security Description	Value at November 8, 2017 (c)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2018	Shares at October 31, 2018	Dividend Income		Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.07%(a)(b)	$—	$171,731	$112,931	$—	$—	$58,800	58,800	$77	*	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.02% (a)(b)	—	2,241,831	1,405,459	—	—	836,372	836,372	2,036		—

Total	$—	$2,413,562	$1,518,390	$—	$—	$895,172		$2,113		$—

224	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

U.S. Value Factor ETF

	For the period ended October 31, 2018
Security Description	Value at November 8, 2017 (c)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2018	Shares at October 31, 2018	Dividend Income		Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.07% (a)(b)	$—	$92,931	$35,331	$—	$—	$57,600	57,600	$20	*	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.02% (a)(b)	—	2,711,204	2,018,442	—	—	692,762	692,762	2,592		—

Total	$—	$2,804,135	$2,053,773	$—	$—	$750,362		$2,612		$—

*	Amount is included in the SOP as income from securities lending (net).
(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2018.
(c)	Commencement of operations.

F. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices of securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments on the SOP.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the SOP. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end are included in Change in net unrealized appreciation/ depreciation on foreign currency translations on the SOP.

G. Offering and Organizational Costs — Total offering costs incurred in connection with the offering of shares of the Funds are amortized on a straight line basis over 12 months from the date the Funds commenced operations. For the period ended October 31, 2018, total offering costs incurred were:

BetaBuilders Canada ETF	$16,918
BetaBuilders Developed Asia ex-Japan ETF	15,611
BetaBuilders Europe ETF	13,889
BetaBuilders Japan ETF	13,250
U.S. Dividend ETF	4,068
U.S. Minimum Volatility ETF	5,756
U.S. Momentum Factor ETF	4,071
U.S. Quality Factor ETF	4,061
U.S. Value Factor ETF	4,073

Costs paid in connection with the organization of the Funds, if any, were recorded as an expense at the time the Funds commenced operations and are included as part of Professional fees on the SOP. For the period ended October 31, 2018, total offering costs expensed were:

BetaBuilders Canada ETF	$3,940
BetaBuilders Developed Asia ex-Japan ETF	3,635
BetaBuilders Europe ETF	5,251
BetaBuilders Japan ETF	4,990
U.S. Small Cap Equity ETF	39
U.S. Dividend ETF	3,978
U.S. Minimum Volatility ETF	5,630
U.S. Momentum Factor ETF	3,981
U.S. Quality Factor ETF	3,971
U.S. Value Factor ETF	3,984

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	225

NOTES TO FINANCIAL STATEMENTS

AS OF OCTOBER 31, 2018 (continued)

H. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income net of foreign taxes withheld, if any, and distributions of net investment income and realized capital gains from the Underlying Funds and ETFs, if any, are recorded on the ex-dividend date or when a Fund first learns of the dividend.

To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

I. Allocation of Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds.

J. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of October 31, 2018, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years, or since inception if shorter, remains subject to examination by the Internal Revenue Service.

K. Foreign Taxes — The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

L. Distributions to Shareholders — Prior to March 12, 2018, distributions from net investment income, if any, were generally declared and paid annually. Effective March 12, 2018, distributions from net investment income, if any, are generally declared and paid quarterly for all Funds except the Europe Currency Hedged ETF and the International Currency Hedged ETF which generally declare and pay any net investment income annually.

Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The following amounts were reclassified within the capital accounts:

	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
BetaBuilders Canada ETF	$(361,758)	$(16,346)	$378,104
BetaBuilders Developed Asia ex-Japan ETF	—	(16,172)	16,172
BetaBuilders Europe ETF	(1)	153,226	(153,225)
BetaBuilders Japan ETF	—	76,862	(76,862)
Emerging Markets Equity ETF	—	(33,783)	33,783
Europe Currency Hedged ETF		(9,672)	9,672
Europe Equity ETF	2,751,625	5,956	(2,757,581)
Global Equity ETF	600,469	27,544	(628,013)
International Currency Hedged ETF	2,532,623	(86,902)	(2,445,721)
International Equity ETF	11,801,692	689,721	(12,491,413)
U.S. Equity ETF	1,547,727	(45,618)	(1,502,109)
U.S. Mid Cap Equity ETF	1,881,362	(8,662)	(1,872,700)
U.S. Small Cap Equity ETF	3,434,119	(45,787)	(3,388,332)
U.S. Dividend ETF	(1)	(6,126)	6,127
U.S. Minimum Volatility ETF	—	—	—
U.S. Momentum Factor ETF	—	—	—
U.S. Quality Factor ETF	—	(167)	167
U.S. Value Factor ETF	—	(1,074)	1,074

The reclassifications for the Funds relate primarily to foreign currency gains or losses, investments in passive foreign investment companies (“PFICs”), non-taxable dividends and redemptions in-kind.

226	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

BetaBuilders Canada ETF	0.19%
BetaBuilders Developed Asia ex-Japan ETF	0.19%
BetaBuilders Europe ETF	0.09%
BetaBuilders Japan ETF	0.19%
Emerging Markets Equity ETF	0.44%
Europe Currency Hedged ETF	0.33%
Europe Equity ETF	0.30%
Global Equity ETF	0.24%
International Currency Hedged ETF	0.27%
International Equity ETF	0.24%
U.S. Equity ETF	0.23%
U.S. Mid Cap Equity ETF	0.24%
U.S. Small Cap Equity ETF	0.29%
U.S. Dividend ETF	0.23%
U.S. Minimum Volatility ETF	0.23%
U.S. Momentum Factor ETF	0.23%
U.S. Quality Factor ETF	0.23%
U.S. Value Factor ETF	0.23%

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.D.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.085% of the average daily net assets of each Fund in the Trust covered by the Administration Agreement (excluding certain funds of funds and money market funds).

The Administrator waived Administration fees as outlined in Note 3.D.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Custodian, Accounting and Transfer Agent Fees — JPMCB provides custody, accounting and transfer agency services to the Funds. The amounts paid directly to JPMCB by the Funds for custody services are included in the Custodian, Accounting and Transfer Agent fees on the SOP. Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the SOP. Prior to March 1, 2018, payments to the custodian were reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are included in the Custodian, Accounting and Transfer Agent fees on the SOP. With respect to the transfer agency services provided by JPMCB for each creation or redemption transaction, the Authorized Participant will generally be responsible for such associated expenses; during the period, the Funds paid no transfer agency fees to JPMCB.

Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of fund shares. These fees are used to offset certain custodian charges incurred by the Fund for these transactions.

For the period ended October 31, 2018, the amount of transaction fees paid by the Authorized Participants to the Funds that were used to reimburse Custodian and Transfer Agent fees were as follows:

BetaBuilders Canada ETF	$58,500
BetaBuilders Developed Asia ex-Japan ETF	75,600
BetaBuilders Europe ETF	214,000
BetaBuilders Japan ETF	124,000
Emerging Markets Equity ETF	132,300
Europe Equity ETF	28,500
Global Equity ETF	130,900
International Equity ETF	187,200
U.S. Equity ETF	36,250
U.S. Mid Cap Equity ETF	15,000
U.S. Small Cap Equity ETF	33,600
U.S. Dividend ETF	1,800
U.S. Minimum Volatility ETF	1,200
U.S. Momentum Factor ETF	2,400
U.S. Quality Factor ETF	1,800
U.S. Value Factor ETF	2,100

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	227

NOTES TO FINANCIAL STATEMENTS

AS OF OCTOBER 31, 2018 (continued)

Such amounts are included in expense reimbursements from non-affiliates in the SOP.

Restricted cash on the SAL is cash received from Authorized Participants for the reimbursement of creation and/or redemption of Fund shares.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the SOP.

D. Waivers and Reimbursements — The Adviser has contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses, (excluding acquired fund fees and expenses, except with respect to Diversified Return Europe Equity Currency Hedged ETF and Diversified Return International Currency Hedged ETF where the expense limitation agreement includes acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses), exceed the percentages of the Funds’ respective average daily net assets as shown in the below table:

Expense Cap
BetaBuilders Canada ETF	0.19%
BetaBuilders Developed Asia ex-Japan ETF	0.19%
BetaBuilders Europe ETF	0.09%
BetaBuilders Japan ETF	0.19%
Emerging Markets Equity ETF	0.45%
Europe Currency Hedged ETF	0.38%*
Europe Equity ETF	0.38%**
Global Equity ETF	0.38%
International Currency Hedged ETF	0.38%*
International Equity ETF	0.38%**
U.S. Equity ETF	0.19%
U.S. Mid Cap Equity ETF	0.24%
U.S. Small Cap Equity ETF	0.29%
U.S. Dividend ETF	0.12%
U.S. Minimum Volatility ETF	0.12%
U.S. Momentum Factor ETF	0.12%
U.S. Quality Factor ETF	0.12%
U.S. Value Factor ETF	0.12%

*	Prior to May 1, 2018, the contractual expense limitation for Europe Currency Hedged ETF and International Currency Hedged ETF was 0.49%.
**	Prior to May 1, 2018, the contractual expense limitation for Europe Equity ETF and International Equity ETF was 0.43%.

The expense limitation agreements were in effect for the period ended October 31, 2018 and are in place until at least February 28, 2022, except for the U.S. Dividend ETF, U.S. Minimum Volatility ETF, U.S. Momentum Factor ETF, U.S. Quality Factor ETF and U.S. Value Factor ETF for which expense limitation agreements are in place until at least November 3, 2020 and BetaBuilders Canada ETF, BetaBuilders Developed Asia ex-Japan ETF, BetaBuilders Europe ETF and BetaBuilders Japan ETF for which expense limitation agreements are in place until at least June 30, 2021.

For the period ended October 31, 2018, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Total	Contractual Reimbursements
BetaBuilders Canada ETF	$302,549	$201,698	$504,247	$—
BetaBuilders Developed Asia ex-Japan ETF	149,239	99,493	248,732	—
BetaBuilders Europe ETF	271,149	256,188	527,337	20,082
BetaBuilders Japan ETF	529,075	352,718	881,793	—
Emerging Markets Equity ETF	755,290	176,788	932,078	—
Europe Currency Hedged ETF	98,878	25,469	124,347	90,658
Europe Equity ETF	139,724	67,977	207,701	—
Global Equity ETF	138,721	92,482	231,203	—
International Currency Hedged ETF	100,105	31,515	131,620	104,903
International Equity ETF	247,574	165,050	412,624	—
U.S. Equity ETF	646,492	423,343	1,069,835	—
U.S. Mid Cap Equity ETF	158,426	83,267	241,693	—
U.S. Small Cap Equity ETF	149,310	66,664	215,974	—
U.S. Dividend ETF	60,082	22,297	82,379	83,688
U.S. Minimum Volatility ETF	60,200	22,323	82,523	84,023
U.S. Momentum Factor ETF	62,983	23,333	86,316	82,430
U.S. Quality Factor ETF	61,866	22,941	84,807	82,133
U.S. Value Factor ETF	61,301	22,751	84,052	83,455

Additionally, the Funds may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Funds’ investment in such affiliated money market fund.

228	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

The amounts of these waivers resulting from investments in these money market funds for the period ended October 31, 2018 were as follows:

BetaBuilders Canada ETF	$41
BetaBuilders Developed Asia ex-Japan ETF	1,406
BetaBuilders Europe ETF	110
BetaBuilders Japan ETF	111
Emerging Markets Equity ETF	1,127
Global Equity ETF	1,210
International Equity ETF	10,176
U.S. Equity ETF	3,926
U.S. Mid Cap Equity ETF	1,289
U.S. Small Cap Equity ETF	1,261
U.S. Dividend ETF	250
U.S. Minimum Volatility ETF	204
U.S. Momentum Factor ETF	153
U.S. Quality Factor ETF	209
U.S. Value Factor ETF	260

The Europe Currency Hedged ETF and International Currency Hedged ETF invest in Underlying ETFs and, as a result, bear a portion of the expenses incurred by these Underlying ETFs. These expenses are reflected in the fees waived shown on the SOP and are included in the ratios to average net assets shown in the Financial Highlights.

The amounts of these waivers resulting from investments in Underlying ETFs for the year ended October 31, 2018 were as follows:

Europe Currency Hedged ETF	120,870
International Currency Hedged ETF	150,600

E. Distribution Services — The Distributor or its agent distributes Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of each Fund. JPMDS receives no fees for their distribution services under their respective distribution agreements with the Trust (the “Distribution Agreements”). Although the Trust does not pay any fees under the Distribution Agreements, JPMIM pays JPMDS for certain distribution related services.

F. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and the JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the SOP.

The Funds may use related party broker-dealers. For the period ended October 31, 2018, the Funds did not incur any brokerage commissions with broker dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the period ended October 31, 2018, purchases and sales of investments (excluding short-term investments) were as follows:

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
BetaBuilders Canada ETF (a)	$8,209,025	$14,727,876
BetaBuilders Developed Asia ex-Japan ETF (a)	177,283,905	9,793,488
BetaBuilders Europe ETF(b)	23,811,851	17,280,324
BetaBuilders Japan ETF (b)	73,883,645	65,149,252
Emerging Markets Equity ETF	155,827,823	109,936,557
Europe Currency Hedged ETF	4,206,967	1,996,428
Europe Equity ETF	39,786,088	41,981,221
Global Equity ETF	70,763,360	56,441,887
International Currency Hedged ETF	3,738,176	2,110,381
International Equity ETF	472,463,036	400,750,710
U.S. Equity ETF	157,236,191	159,318,992
U.S. Mid Cap Equity ETF	33,611,785	34,596,629
U.S. Small Cap Equity ETF	23,514,627	23,686,539
U.S. Dividend ETF (c)	6,315,247	6,827,465
U.S. Minimum Volatility ETF (c)	4,625,962	4,639,044
U.S. Momentum Factor ETF (c)	12,927,572	12,207,457
U.S. Quality Factor ETF (c)	6,130,209	6,472,271
U.S. Value Factor ETF (c)	6,945,485	7,045,605

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	229

NOTES TO FINANCIAL STATEMENTS

AS OF OCTOBER 31, 2018 (continued)

During the period ended October 31, 2018, there were no purchases or sales of U.S. Government securities.

For the period ended October 31, 2018, in-kind transactions associated with creations and redemptions were:

	In-Kind Creations	In-Kind Redemptions
BetaBuilders Canada ETF (a)	$2,212,547,537	$45,050,626
BetaBuilders Developed Asia ex-Japan ETF (a)	492,444,025	—
BetaBuilders Europe ETF (b)	1,390,183,298	—
BetaBuilders Japan ETF (b)	2,425,496,842	—
Emerging Markets Equity ETF	28,649,812	—
Europe Equity ETF	17,210,798	11,321,745
Global Equity ETF	133,388,516	32,635,668
International Currency Hedged ETF	—	15,171,535
International Equity ETF	443,230,506	62,476,316
U.S. Equity ETF	203,465,919	6,911,063
U.S. Mid Cap Equity ETF	54,191,425	6,689,167
U.S. Small Cap Equity ETF	50,368,115	9,670,327
U.S. Dividend ETF (c)	26,997,946	—
U.S. Minimum Volatility ETF (c)	25,687,817	—
U.S. Momentum Factor ETF (c)	26,820,420	—
U.S. Quality Factor ETF (c)	27,054,772	—
U.S. Value Factor ETF (c)	28,178,719	—

(a)	Commencement of operations was August 7, 2018.
(b)	Commencement of operations was June 15, 2018.
(c)	Commencement of operations was November 8, 2017.

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at October 31, 2018 were as follows:

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BetaBuilders Canada ETF	$2,231,967,144	$5,219,475	$(138,643,060)	$(133,423,585)
BetaBuilders Developed Asia ex-Japan ETF	660,322,106	1,499,833	(61,765,023)	(60,265,190)
BetaBuilders Europe ETF	1,423,437,291	12,573,803	(104,039,386)	(91,465,583)
BetaBuilders Japan ETF	2,455,483,496	23,524,625	(143,563,472)	(120,038,847)
Emerging Markets Equity ETF	218,146,996	15,298,676	(20,099,638)	(4,800,962)
Europe Currency Hedged ETF	29,310,392	459,673	(38,085)	421,588
Europe Equity ETF	74,198,114	4,864,021	(4,888,694)	(24,673)
Global Equity ETF	206,887,659	12,192,019	(16,399,967)	(4,207,948)
International Currency Hedged ETF	31,195,332	804,063	(71,890)	732,173
International Equity ETF	1,486,427,465	82,854,171	(132,082,618)	(49,228,447)
U.S. Equity ETF	530,980,595	52,738,486	(20,419,108)	32,319,378
U.S. Mid Cap Equity ETF	107,546,439	8,807,959	(3,898,670)	4,909,289
U.S. Small Cap Equity ETF	97,202,334	8,263,595	(7,040,465)	1,223,130
U.S. Dividend ETF	27,453,402	1,527,238	(1,502,149)	25,089
U.S. Minimum Volatility ETF	26,324,915	2,128,663	(931,433)	1,197,230
U.S. Momentum Factor ETF	27,356,507	2,707,210	(1,385,223)	1,321,987
U.S. Quality Factor ETF	27,484,766	2,536,821	(907,456)	1,629,365
U.S. Value Factor ETF	28,705,609	1,800,675	(1,553,276)	247,399

The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to wash sale loss deferrals, investments in passive foreign investment companies (“PFICs”), investments in real estate investment trusts (“REITs”) and mark-to-market of futures contracts.

230	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

The Tax character of distributions paid during the year ended October 31, 2018 was as follows:

	Ordinary Income*	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
BetaBuilders Canada ETF	$2,945,124	$—	$—	$2,945,124
BetaBuilders Developed Asia ex-Japan ETF	4,159,764	—	—	4,159,764
BetaBuilders Europe ETF	1,891,512	—	—	1,891,512
BetaBuilders Japan ETF	—	—	—	—
Emerging Markets Equity ETF	8,601,176	—	—	8,601,176
Europe Currency Hedged ETF	851,015			851,015
Europe Equity ETF	4,014,806	—	—	4,014,806
Global Equity ETF	5,818,989	—	—	5,818,989
International Currency Hedged ETF	1,022,148	—	—	1,022,148
International Equity ETF	54,092,274	—	—	54,092,274
U.S. Equity ETF	12,462,949			12,462,949
U.S. Mid Cap Equity ETF	2,149,261	—	—	2,149,261
U.S. Small Cap Equity ETF	1,058,143	—	—	1,058,143
U.S. Dividend ETF	908,996	—	—	908,996
U.S. Minimum Volatility ETF	549,553	—	—	549,553
U.S. Momentum Factor ETF	338,121	—	—	338,121
U.S. Quality Factor ETF	496,228	—	—	496,228
U.S. Value Factor ETF	616,329	—	—	616,329

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

The tax character of distributions paid during the year ended October 31, 2017 was as follows:

	Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
Emerging Markets Equity ETF	$771,056	$—	$771,056
Europe Currency Hedged ETF	1,256,932	1,083,788	2,340,720
Europe Equity ETF	1,338,720	—	1,338,720
Global Equity ETF	1,695,420	—	1,695,420
International Currency Hedged ETF	801,634	547,901	1,349,535
International Equity ETF	9,230,405	—	9,230,405
U.S. Equity ETF	1,329,650	—	1,329,650
U.S. Mid Cap Equity ETF	396,160	—	396,160
U.S. Small Cap Equity ETF	36,680	—	36,680

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

As of October 31, 2018, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:

	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain	Tax Basis Capital Loss Carryover	Unrealized Appreciation (Depreciation)
BetaBuilders Canada ETF	$5,115,838	$—	$(772,844)	$(133,511,816)
BetaBuilders Developed Asia ex-Japan ETF	858,464	—	(149,273)	(60,275,356)
BetaBuilders Europe ETF	2,791,412	—	—	(91,552,347)
BetaBuilders Japan ETF	15,509,433	—	(917,863)	(120,036,476)
Emerging Markets Equity ETF	613,687	—	(8,573,723)	(4,801,629)
Europe Currency Hedged ETF	781,770	614,789	—	410,623
Europe Equity ETF	35,141	—	(149,231)	(31,332)
Global Equity ETF	179,948	—	(404,849)	(4,213,478)
International Currency Hedged ETF	675,618	293,544	—	728,304
International Equity ETF	3,968,246	—	(3,014,624)	(49,299,723)
U.S. Equity ETF	860,128	—	(1,607,722)	32,319,378
U.S. Mid Cap Equity ETF	141,032	—	(475,898)	4,909,289
U.S. Small Cap Equity ETF	43,567	—	(348,136)	1,223,130
U.S. Dividend ETF	85,030	—	(265,350)	25,088
U.S. Minimum Volatility ETF	62,906	—	(92,913)	1,197,231
U.S. Momentum Factor ETF	25,567	—	(304,497)	1,321,987
U.S. Quality Factor ETF	46,753	—	(108,318)	1,629,365
U.S. Value Factor ETF	56,746	—	(104,119)	247,400

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	231

NOTES TO FINANCIAL STATEMENTS

AS OF OCTOBER 31, 2018 (continued)

For the Funds the cumulative timing differences primarily consist of wash sale loss deferrals, capital Loss Carryover, mark-to-market of futures contracts, mark to market of forward foreign currency contracts and investments in passive foreign investment companies (“PFICs”).

As of October 31, 2018, the following Funds had net capital loss carryforwards as follows:

	Capital Loss Carryforward Character
	Short-Term	Long-Term
BetaBuilders Canada ETF	$(772,844)	$—
BetaBuilders Developed Asia ex-Japan ETF	(149,273)	—
BetaBuilders Japan ETF	(917,863)	—
Emerging Markets Equity ETF	(8,430,347)	(143,376)
Europe Equity ETF	(149,231)	—
Global Equity ETF	(404,849)
International Equity ETF	(3,014,624)	—
U.S. Equity ETF	(1,607,722)	—
U.S. Mid Cap Equity ETF	(475,898)	—
U.S. Small Cap Equity ETF	(348,136)	—
U.S. Dividend ETF	(265,350)	—
U.S. Minimum Volatility ETF	(91,144)	(1,769)
U.S. Momentum Factor ETF	(304,497)	—
U.S. Quality Factor ETF	(108,318)	—
U.S. Value Factor ETF	(104,119)	—

During the year ended October 31, 2018, the following Funds utilized capital loss carryforwards as follows:

	Short-Term	Long-Term
Emerging Markets Equity ETF	$1,583,336	469,956
Europe Currency Hedged ETF	503,280	565,820
Europe Equity ETF	84,108	—
Global Equity ETF	428,239	351,978
International Currency Hedged ETF	218,381	207,560
International Equity ETF	—	4,472,246
U.S. Equity ETF	—	243,462

6. Capital Share Transactions

The Trust issues and redeems shares of the Funds only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statements of Changes in Net Assets.

Shares of the Funds may only be purchased or redeemed by Authorized Participants. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds’ shares outstanding, act as executing or clearing broker for investment transactions on behalf of the Funds. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.

Creation Units of a Fund may be created in advance of receipt by the Trust of all or a portion of the applicable basket of equity securities and other instruments (“Deposit Instruments”) and cash as described in the Funds’ registration statement. In these instances, the initial Deposit Instruments and cash must be deposited in an amount equal to the sum of the cash amount, plus at least 105%, for BetaBuilders Canada ETF, BetaBuilders Developed Asia Pacific ex-Japan ETF, BetaBuilders Europe ETF, BetaBuilders Japan ETF, Europe Currency Hedged ETF, Europe Equity ETF, Global Equity ETF, International Currency Hedged ETF and International Equity ETF, and plus at least 110% for Emerging Markets Equity ETF of the market value of undelivered Deposit Instruments. A transaction fee may be imposed to offset transfer and other transaction costs associated with the purchase or redemption of Creation Units.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

As of October 31, 2018, the Adviser owns shares representing more than 10% of net assets of following Funds:

% of Ownership
Europe Currency Hedged ETF	92%
Europe Equity ETF	37

232	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

% of Ownership
International Currency Hedged ETF	87%
U.S. Small Cap Equity ETF	29
U.S. Dividend ETF	90
U.S. Minimum Volatility ETF	95
U.S. Momentum Factor ETF	91
U.S. Quality Factor ETF	91
U.S. Value Factor ETF	87

As of October 31, 2018, the Europe Currency Hedged ETF owned approximately 39% of the shares outstanding of the Europe Equity ETF.

Significant shareholder transactions by the Adviser may impact the Funds’ performance.

Because of the Funds’ investments in Underlying Funds and ETFs, the Funds indirectly pay a portion of the expenses incurred by the Underlying Funds and ETFs. As a result, the cost of investing in the Funds may be higher than the cost of investing in a mutual fund that invests directly in individual securities and financial instruments. The Funds are also subject to certain risks related to the Underlying Funds’ and ETFs’ investments in securities and financial instruments such as fixed income securities, including high yield, asset-backed and mortgage-related securities; equity securities, foreign and emerging markets securities, commodities and real estate securities. These securities are subject to risks specific to their structure, sector or market.

Europe Currency Hedged ETF and International Currency Hedged ETF invest in affiliated ETFs. ETFs are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be structured as investment companies, depositary receipts or other pooled investment vehicles and may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indices, as well as indices relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index. The price movement of an index-based ETF may not track the underlying index and may result in a loss. In addition, ETFs may trade at a price below or above their NAV (also known as a discount or premium, respectively).

In addition, the Underlying Funds and ETFs may use derivative instruments in connection with their individual investment strategies including futures, forward foreign currency exchange contracts, options, swaps and other derivatives, which are also subject to specific risks related to their structure, sector or market and may be riskier than investments in other types of securities. Specific risks and concentrations present in the Underlying Funds and ETFs are disclosed within their individual financial statements and registration statements, as appropriate.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

The BetaBuilders Canada ETF, BetaBuilders Developed Asia ex-Japan ETF, BetaBuilders Europe ETF, BetaBuilders Japan ETF, Emerging Markets Equity ETF, Europe Currency Hedged ETF, Europe Equity ETF, Global Equity ETF, International Currency Hedged ETF and International Equity ETF may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the period depending on the Funds. Such concentrations may subject each Fund to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

Investing in securities of foreign countries may include certain risks and considerations not typically associated with investing in U.S. securities. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and currencies, and future and adverse political, social and economic developments.

As of October 31, 2018, the following Funds had non-U.S. country allocations representing greater than 10% of total investments as follows:

Fund Name	Australia	Canada	China	France	Germany	Hong Kong	Japan	Singapore	Switzerland	Taiwan	United Kingdom
BetaBuilders Canada ETF	—%	93.6%	—%	—%	—%	—%	—%	—%	—%	—%	—%
BetaBuilders Developed Asia ex-Japan ETF	57.1	—	—	—	—	27.2	—	12.0	—	—	—
BetaBuilders Europe ETF	—	—	—	15.9	13.4	—	—	—	13.8	—	23.1
BetaBuilders Japan ETF	—	—	—	—	—	—	99.2	—	—	—	—
Emerging Markets Equity ETF	—	—	21.2	—	—	—	—	—	—	15.3	—
Europe Equity ETF	—	—	—	15.1	12.4	—	—	—	—	—	20.7
Global Equity ETF	—	—	—	—	—	—	22.3	—	—	—	—
International Equity ETF	—	—	—	—	—	—	25.1	—	—	—	16.5

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	233

NOTES TO FINANCIAL STATEMENTS

AS OF OCTOBER 31, 2018 (continued)

As of October 31, 2018, a significant portion of each Fund’s net assets noted in the table above consisted of securities that were denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities.

Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the Shares (including through a trading halt), as well as other factors, may result in Shares trading significantly above (at a premium) or below (at a discount) to the NAV or to the intraday value of the Fund’s holdings. During such periods, investors may incur significant losses if shares are sold.

The Funds may not track the return of the underlying index for a number of reasons and therefore may not achieve its investment objective. For example, each Fund incurs a number of operating expenses not applicable to its underlying index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the underlying index. In addition, a Fund’s return may differ from the return of its underlying index as a result of, among other things, pricing differences and the inability to purchase certain securities included in the underlying index due to regulatory or other restrictions. To the extent of the previously outlined items, each Fund’s return differs from the return of the underlying index.

The Europe Currency Hedged ETF and International Currency Hedged ETF are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds such as forward foreign currency exchange contracts.

8. New Accounting Pronouncements

In August 2018, the Financial Accounting Standard Board (“FASB”) issued Accounting Standard Update (“ASU”) 2018-13 (“ASU 2018-13”), Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement, which adds, removes, and modifies certain aspects of the fair value disclosure. ASU 2018-13 amendments are the result of a broader disclosure project, FASB Concepts Statement Conceptual Framework for Financial Reporting — Chapter 8: Notes to Financial Statements, to improve the effectiveness of the fair value disclosure requirements. ASU 2018-13 is effective for the fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019; early adoption is permitted. Management is currently evaluating the implications of these changes.

In August 2018, the SEC adopted their Disclosure Update and Simplification Rule (the “Rule”). The Rule is part of the SEC’s overall project to improve disclosure effectiveness by amending certain disclosure requirements that have become redundant, duplicative, overlapping, outdated, or superseded in light of other SEC disclosure requirements, U.S. GAAP, or changes in the information environment. The amendments are intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. We have evaluated the implications of these changes and the amendments are included in the financial statements, which had no effect on the Funds’ net assets or results of operation.

9. Subsequent Event

During the period November 1, 2018 through December 21, 2018, Europe Currency Hedged ETF and Europe Equity ETF had net redemptions of $19,908,565 and $40,755,248, respectively. These amounts represented approximately 69% and 54%, respectively, of the Funds’ net assets as of October 31, 2018.

234	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of J.P. Morgan Exchange-Traded Fund Trust and Shareholders of JPMorgan BetaBuilders Canada ETF, JPMorgan BetaBuilders Developed Asia ex-Japan ETF, JPMorgan BetaBuilders Europe ETF, JPMorgan BetaBuilders Japan ETF, JPMorgan Diversified Return Emerging Markets Equity ETF, JPMorgan Diversified Return Europe Currency Hedged ETF, JPMorgan Diversified Return Europe Equity ETF, JPMorgan Diversified Return Global Equity ETF, JPMorgan Diversified Return International Currency Hedged ETF, JPMorgan Diversified Return International Equity ETF, JPMorgan Diversified Return U.S. Equity ETF, JPMorgan Diversified Return U.S. Mid Cap Equity ETF, JPMorgan Diversified Return U.S. Small Cap Equity ETF, JPMorgan U.S. Dividend ETF, JPMorgan U.S. Minimum Volatility ETF, JPMorgan U.S. Momentum Factor ETF, JPMorgan U.S. Quality Factor ETF and JPMorgan U.S. Value Factor ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of each of the funds listed in the table below (eighteen of the funds constituting J.P Morgan Exchange-Traded Fund Trust, hereafter collectively referred to as the “Funds”) as of October 31, 2018, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”).

JPMorgan BetaBuilders Canada ETF JPMorgan BetaBuilders Developed Asia ex-Japan ETF	Statement of operations and statement of changes in net assets for the period August 7, 2018 (commencement of operations) through October 31, 2018
JPMorgan BetaBuilders Europe ETF JPMorgan BetaBuilders Japan ETF	Statement of operations and statement of changes in net assets for the period June 15, 2018 (commencement of operations) through October 31, 2018

JPMorgan Diversified Return Emerging Markets Equity ETF

JPMorgan Diversified Return Europe Currency Hedged ETF

JPMorgan Diversified Return Europe Equity ETF

JPMorgan Diversified Return Global Equity ETF

JPMorgan Diversified Return International Currency Hedged ETF

JPMorgan Diversified Return International Equity ETF

JPMorgan Diversified Return U.S. Equity ETF

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

Statement of operations for the year ended October 31, 2018 and statement of changes in net assets for each of the two years in the period ended October 31, 2018
JPMorgan Diversified Return U.S. Small Cap Equity ETF	Statement of operations for the year ended October 31, 2018 and statement of changes in net assets for the year ended October 31, 2018 and the period November 15, 2016 (commencement of operations) through October 31, 2017
JPMorgan U.S. Dividend ETF JPMorgan U.S. Minimum Volatility ETF JPMorgan U.S. Momentum Factor ETF JPMorgan U.S. Quality Factor ETF JPMorgan U.S. Value Factor ETF	Statement of operations and statement of changes in net assets for the period November 8, 2017 (commencement of operations) through October 31, 2018

In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2018, the results of each of their operations and the changes in each of their net assets for each of the periods indicated in the table above, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	235

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

(continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

New York, New York

December 21, 2018

We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

236	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

TRUSTEES

(Unaudited)

The Funds’ Statements of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request by calling 1-844-457-6383 or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth; Positions With the Funds since)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (1)	Other Directorships Held During the Past 5 Years
Independent Trustees

Gary L. French (1951); Trustee of the Trust since 2014	Real Estate Investor (2011–present); Consultant to the Mutual Fund Industry (2011-Present); Senior Consultant for The Regulatory Fundamentals Group LLC (2011–2017); Senior Vice President–Fund Administration, State Street Corporation (2002–2010).	34	Independent Trustee, The China Fund, Inc. (2013-present); Exchange Traded Concepts Trust II (2012-2014); Exchange Traded Concepts Trust I (2011-2014).

Robert J. Grassi (1957); Trustee of the Trust since 2014	Sole Proprietor, Academy Hills Advisors LLC (2012-present); Pension Director, Corning Incorporated (2002-2012).	34	None.

Thomas P. Lemke (1954); Trustee of the Trust since 2014	Retired; Executive Vice President and General Counsel, Legg Mason (2005-2013).	34

SEI family of funds (Independent Trustee of Advisors’ Inner Circle Fund

III (20 portfolios) (from February 2014 to Present); Independent Trustee of Winton Diversified Opportunities Fund (from December 2014 to Present); Independent Trustee of Gallery Trust (from August 2015 to Present); Independent Trustee of Schroder Series Trust (from 2017 to Present) Independent Trustee of Schroder Global Series Trust (from February 2017 to Present); Independent Trustee of O’Connor EQUUS (May 2014-April 2016), Independent Trustee of Winton Series Trust (December 2014-March 2017); Independent Trustee of AXA Premier VIP Trust (2014-June 2017); Independent Director of The Victory Funds (or their predecessor funds) (35 portfolios) (2014-March 2015).

Lawrence R. Maffia (1950); Trustee of the Trust since 2014	Retired; Director and President, ICI Mutual Insurance Company (2006-2013).	34	Director, ICI Mutual Insurance Company (1999-2013).

Emily A. Youssouf (1951); Trustee of the Trust since 2014	Clinical Professor, NYU Schack Institute of Real Estate (2009-present); Board Member (2005-present), Chair of Capital Committee (2006-2016), Chair of Audit Committee (2005-present), and Chair of IT Committee (2016-present), NYC Health and Hospitals Corporation; Board Member and Member of the Audit Committee and Related Parties Committee (2013-present) and Member of the Risk Management Committee (2017-present), PennyMac Financial Services, Inc.	34

Trustee, NYC School Construction

Authority (2009-present); Board

Member, NYS Job Development

Authority (2008-present); Trustee

(2015-present) and Chair of the Audit and Finance Committee (2015-present) of the Transit Center Foundation; Vice Chair (2011-2013) and Board Member (2013-2014) of New York City Housing Authority.

Interested Trustee

Robert Deutsch (2) (1957); Chairman and Trustee of the Trust since 2014	Retired; Head of the Global ETF Business for JPMorgan Asset Management (2013-2017); Head of the Global Liquidity Business for JPMorgan Asset Management (2003-2013).	34	Board of Directors of the JUST Capital Foundation (2017–present).

(1)

A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. Twenty nine series of the Trust have commenced operations.

(2)	Mr. Deutsch is an interested trustee because he was an employee of the Adviser until August 2017.

The contact address for each of the Trustees is 270 Park Avenue, New York, NY 10017.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	237

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trusts (Since)	Principal Occupations During Past 5 Years

Joanna Gallegos (1975), President and Principal Executive Officer (2017)	Managing Director, Head of J.P. Morgan Asset Management’s U.S. Exchange Traded Funds business. Previously, Head of J.P. Morgan Asset Management’s ETF Product Development team from August 2013 to July 2017; Managing Director of the Strategic Initiatives Group in BlackRock’s iShares Exchange Traded Funds division from 2010 to 2013.

Lauren A. Paino (1973), Treasurer and Principal Financial Officer (2015)*	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since August 2013; Director, Credit Suisse Asset Management from 2000 to 2013.

Brian S. Shlissel (1964), Vice President (2016)

Managing Director and Chief Administrative Officer for J.P. Morgan pooled vehicles, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) (from 2014 to present); Managing Director and Head of Mutual Fund Services, Allianz Global Investors; President and Chief Executive Officer, Allianz Global Investors Mutual Funds and PIMCO Closed-End Funds (from 1999 to 2014).

Paul Shield (1960), Vice President and Assistant Treasurer (2016)	Managing Director and head of Business Management for JPMorgan Asset Management’s Exchange Traded Fund platform since 2013. Senior Global Product Manager of Alternative Investments for BNY Mellon from 2011 to 2013 and Global Product Head for Exchange Traded Funds at JPMorgan Chase Bank from 2008 to 2011.

Elizabeth A. Davin (1964), Secretary (2018)**	Executive Director and Assistant General Counsel, JPMorgan Chase. Ms. Davin has been with JPMorgan Chase (formerly Bank One Corporation) since 2004.

Stephen M. Ungerman (1953), Chief Compliance Officer (2014)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Jessica K. Ditullio (1962), Assistant Secretary (2014)**	Executive Director and Assistant General Counsel, JPMorgan Chase. Ms. Ditullio has been with JPMorgan Chase (formerly Bank One Corporation) since 1990.

Carmine Lekstutis (1980), Assistant Secretary (2014)	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2015; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2011 to February 2015.

Gregory S. Samuels (1980), Assistant Secretary (2014)	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2014; formerly Vice President and Assistant General Counsel, JPMorgan Chase since 2010.

Pamela L. Woodley (1971), Assistant Secretary (2014)	Vice President and Assistant General Counsel, JPMorgan Chase since November 2004.

Zachary E. Vonnegut-Gabovitch (1986), Assistant Secretary (2017)	Vice President and Assistant General Counsel, JPMorgan Chase since September 2016; Associate, Morgan Lewis & Bockius (law firm) from 2012 to 2016.

Frederick J. Cavaliere (1978), Assistant Treasurer (2015)*	Executive Director, J.P. Morgan Investment Management Inc. since February 2016; formerly, Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since September 2010 to February 2016. Mr. Cavaliere has been with JPMorgan since May 2006.

Michael M. D’Ambrosio (1969), Assistant Treasurer (2014)	Managing Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since May 2014; formerly Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) from 2012 to May 2014.

Jason Ronca (1978), Assistant Treasurer (2014)***	Executive Director, Assistant Treasurer and ETF Platform Manager for J.P. Morgan Asset Management since February 2017; formerly Vice President, Assistant Treasurer and ETF Platform Manager for J.P. Morgan Asset Management from May 2014 to February 2017. ETF Product Manager for Corporate Investment Bank responsible for setting the strategy and control agenda for the ETF servicing business from 2010 to May 2014; Prior to 2010, a Vice President in Fund Accounting within J.P. Morgan Investor Services, supporting a series of U.S. registered mutual funds.

The contact address for each of officers, unless otherwise noted, is 270 Park Avenue, New York, NY 10017.

*	The contact address for the officer is 4 New York Plaza, New York, NY 10004.
**	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.
***	The contact address for the officer is 50 Rowes Wharf, Floor 3, Boston, MA 02110.

238	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur ongoing costs, investment advisory fees, administration fees and other Fund expenses, in addition to brokerage commissions on your purchases and sales of Fund shares. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these ongoing costs with the ongoing costs of investing in other funds. The examples assume that you had a $1,000 investment at the beginning of the reporting period May 1, 2018 and continued to hold your shares at the end of the reporting period, October 31, 2018.

Actual Expenses

For the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value	Ending Account Value October 31, 2018	Annualized Expense Ratio	Expenses Paid During the Period
BetaBuilders Canada ETF
ETF Shares
Actual (2)	$1,000.00	$918.20	0.19%	$0.42
Hypothetical (1)	1,000.00	1,024.26	0.19	0.44

BetaBuilders Developed Asia ex-Japan ETF
ETF Shares
Actual (2)	$1,000.00	$900.30	0.19%	$0.42
Hypothetical (1)	1,000.00	1,024.25	0.19	0.45

BetaBuilders Europe ETF
ETF Shares
Actual (3)	$1,000.00	$912.50	0.09%	$0.32
Hypothetical (1)	1,000.00	1,024.75	0.09	0.34

BetaBuilders Japan ETF
ETF Shares
Actual (3)	$1,000.00	$916.50	0.19%	$0.67
Hypothetical (1)	1,000.00	1,024.26	0.19	0.71

Emerging Markets Equity ETF
ETF Shares
Actual (1)	$1,000.00	$886.30	0.45%	$2.14
Hypothetical (1)	1,000.00	1,022.94	0.45	2.29

Europe Currency Hedged ETF
ETF Shares
Actual (1)	$1,000.00	$962.90	—%	$—
Hypothetical (1)	1,000.00	1,025.21	—	—

Europe Equity ETF
ETF Shares
Actual (1)	$1,000.00	$895.90	0.38%	$1.82
Hypothetical (1)	1,000.00	1,023.29	0.38	1.94

Global Equity ETF
ETF Shares
Actual (1)	$1,000.00	$921.50	0.38%	$1.84
Hypothetical (1)	1,000.00	1,023.29	0.38	1.94

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	239

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value	Ending Account Value October 31, 2018	Annualized Expense Ratio	Expenses Paid During the Period
International Currency Hedged ETF
ETF Shares
Actual (1)	$1,000.00	$948.50	—%	$—
Hypothetical (1)	1,000.00	1,025.21	—	—

International Equity ETF
ETF Shares
Actual (1)	$1,000.00	$896.50	0.38%	$1.82
Hypothetical (1)	1,000.00	1,023.29	0.38	1.94

U.S. Equity ETF
ETF Shares
Actual (1)	$1,000.00	$1,013.90	0.19%	$0.96
Hypothetical (1)	1,000.00	1,024.25	0.19	0.97

U.S. Mid Cap Equity ETF
ETF Shares
Actual (1)	$1,000.00	$994.30	0.24%	$1.21
Hypothetical (1)	1,000.00	1,024.00	0.24	1.22

U.S. Small Cap Equity ETF
ETF Shares
Actual (1)	$1,000.00	$1,012.60	0.29%	$1.46
Hypothetical (1)	1,000.00	1,023.74	0.29	1.48

U.S. Dividend ETF
ETF Shares
Actual (1)	$1,000.00	$1,021.60	0.12%	$0.60
Hypothetical (1)	1,000.00	1,024.60	0.12	0.61

U.S. Minimum Volatility ETF
ETF Shares
Actual (1)	$1,000.00	$1,046.40	0.12%	$0.60
Hypothetical (1)	1,000.00	1,024.60	0.12	0.61

U.S. Momentum Factor ETF
ETF Shares
Actual (1)	$1,000.00	$1,004.50	0.12%	$0.60
Hypothetical (1)	1,000.00	1,024.60	0.12	0.61

U.S. Quality Factor ETF
ETF Shares
Actual (1)	$1,000.00	$1,047.30	0.12%	$0.60
Hypothetical (1)	1,000.00	1,024.60	0.12	0.61

U.S. Value Factor ETF
ETF Shares
Actual (1)	$1,000.00	$1,008.20	0.12%	$0.60
Hypothetical (1)	1,000.00	1,024.60	0.12	0.61

(1)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period
(2)

Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 85/365 (to reflect the actual period). The Fund commenced operations on August 7, 2018.

(3)

Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 136/365 (to reflect the actual period). The Fund commenced operations on June 15, 2018.

240	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

TAX LETTER

(Unaudited)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended October 31, 2018. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2018. The information necessary to complete your income tax returns for the calendar year ending December 31, 2018 will be provided under separate cover.

Dividends Received Deduction (DRD)

Each Fund listed below had the following percentage, or maximum allowable percentage, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders for the fiscal year ended October 31, 2018:

Dividends Received Deduction
Global Equity ETF	15.96%
Europe Currency Hedged ETF	100.00
International Currency Hedged ETF	100.00
U.S. Equity ETF	76.48
U.S. Mid Cap Equity ETF	69.24
U.S. Small Cap Equity ETF	89.43
U.S. Dividend ETF	80.95
U.S. Minimum Volatility ETF	93.95
U.S. Momentum Factor ETF	100.00
U.S. Quality Factor ETF	100.00
U.S. Value Factor ETF	94.63

Qualified Dividend Income (QDI)

Each Fund listed below had the following amount, or maximum allowable amount, of ordinary income distributions treated as qualified dividends for the fiscal year ended October 31, 2018:

Qualified Dividend Income
BetaBuilders Canada ETF	$4,749,130
BetaBuilders Developed Asia ex-Japan ETF	3,466,515
BetaBuilders Europe ETF	2,199,507
BetaBuilders Japan ETF	1,715,621
Emerging Markets Equity ETF	2,842,883
Europe Currency Hedged ETF	851,015
Europe Equity ETF	2,740,411
Global Equity ETF	4,719,535
International Currency Hedged ETF	1,022,148
International Equity ETF	39,194,777
U.S. Equity ETF	9,930,989
U.S. Mid Cap Equity ETF	1,550,229
U.S. Small Cap Equity ETF	956,335
U.S. Dividend ETF	760,898
U.S. Minimum Volatility ETF	533,516
U.S. Momentum Factor ETF	338,121
U.S. Quality Factor ETF	496,228
U.S. Value Factor ETF	616,329

Foreign Source Income and Foreign Tax Credit Pass Through

For the fiscal year ended October 31, 2018, the following Funds intend to elect to pass through to shareholders taxes paid to foreign countries. Gross income and foreign tax expenses are as follows or amounts as finally determined:

	Gross Income	Foreign Tax Pass Through
BetaBuilders Canada ETF	$10,515,557	$1,804,006
BetaBuilders Developed Asia ex-Japan ETF	5,159,293	44,306
BetaBuilders Europe ETF	5,027,361	307,995
BetaBuilders Japan ETF	17,172,556	1,715,621
Emerging Markets Equity ETF	7,482,579	733,454
Europe Equity ETF	2,838,152	300,363
Global Equity ETF	4,543,110	424,190
International Equity ETF	46,613,379	3,571,308

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	241

BOARD APPROVAL OF INITIAL INVESTMENT ADVISORY AGREEMENTS

(Unaudited)

JPMorgan BetaBuilders Canada ETF, JPMorgan BetaBuilders Developed Asia ex-Japan ETF, JPMorgan BetaBuilders Europe ETF and JPMorgan BetaBuilders Japan ETF

On March 13-14, 2018, the Board of Trustees held an in-person meeting and approved the initial investment advisory agreements (each an “Advisory Agreement” and collectively, the “Advisory Agreements”) for the JPMorgan BetaBuilders Canada ETF, JPMorgan BetaBuilders Developed Asia ex-Japan ETF, JPMorgan BetaBuilders Europe ETF and JPMorgan BetaBuilders Japan ETF (the “Funds”). The Advisory Agreements were approved by a majority of the Trustees who are not “Interested Persons” (as defined in the 1940 Act) of any party to the Advisory Agreements or any of their affiliates. In connection with the approval of the Advisory Agreements, the Trustees reviewed written materials prepared by the Adviser and received oral presentations from Adviser personnel. Before voting on the proposed Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the Adviser and with counsel to the Trust and independent legal counsel to the Trustees and received a memorandum from independent legal counsel discussing the legal standards for their consideration of the proposed Advisory Agreements. The Trustees also discussed the proposed Advisory Agreements in executive session with independent legal counsel at which no representatives of the Adviser were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement.

The Trustees considered information provided with respect to each Fund and the approval of each Advisory Agreement. Each Trustee attributed his or her own evaluation of the significance of the various factors, and no factor alone was considered determinative. The Trustees determined that the proposed compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable and that the initial approval of the Advisory Agreements was in the best interests of each Fund and its potential shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Adviser

In connection with the approval of the initial Advisory Agreements, the Trustees considered the materials furnished specifically in connection with the approval of each Advisory Agreement, as well as other relevant information furnished for the Trustees. The Trustees considered the background and experience of the Adviser’s senior management and investment personnel of the Adviser. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund. The Trustees also considered the investment strategy for each Fund, and the infrastructure supporting the portfolio management teams. In addition, the

Trustees considered information about the structure and distribution strategy of the Funds, how they fit within the Trust’s other fund offerings, and how each will be positioned against peer funds, as identified by management. The Trustees also considered the services provided by the Adviser in its role as each Fund’s administrator.

The Trustees also considered their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Trust and in the financial industry generally. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to each Fund, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to requests for additional information, questions or concerns raised by them.

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of services to be provided to each Fund by the Adviser.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Trust. Additionally, the Trustees considered that any fall-out or ancillary benefits would be comparable to those related to the other funds in the complex.

The Trustees also considered the benefits the Adviser receives as the result of its role as each Fund’s administrator and JPMorgan Chase Bank, N.A.’s roles as custodian, fund accountant and transfer agent for each Fund.

Economies of Scale

The Trustees considered the extent to which each Fund will benefit from economies of scale. The Trustees noted that neither the proposed investment advisory fee schedule nor the proposed administration agreement for the Funds contain breakpoints. The Trustees considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure for each Fund was reasonable in light of the fee waivers and expense limitations that the Adviser has in place, limiting the overall net expense ratio of each Fund to competitive levels. With respect to fees for administrative services, the Trustees also considered the fact that each Fund would benefit from the economies of scale present in the broader J.P. Morgan fund complex, as the Funds were able to negotiate an administration fee at a level consistent with the lower effective rate currently paid by the J.P. Morgan mutual funds, which includes breakpoints. The Trustees also took into consideration management’s belief that because of such economies of scale, each Fund’s administration fee is lower than what it would have to pay if it was not part of the J.P. Morgan fund complex.

242	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

Investment Performance

The Trustees considered each Fund’s investment strategy and processes, the portfolio management team and competitive positioning against identified peer funds, and concluded that the prospects for competitive future performance were acceptable.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate and administration fee rate that will be paid by each Fund to the Adviser and compared the combined rate to information prepared by Broadridge Investor Communications Solutions Inc., using data from Lipper Inc. (together, “Broadridge/Lipper”), independent providers of investment company data, concerning management fee rates paid by other funds in the same Broadridge/Lipper category as each Fund. The Trustees also compared the advisory fees for certain of the Funds to the fees charged to mutual funds with similar investment objectives or in similar asset classes managed by the Adviser. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A., an affiliate of the Adviser, for custody, transfer agency and other related services for each Fund. The Trustees also reviewed information about other projected expenses and the expense ratio for each Fund. The Trustees considered the projected fee waiver and/or expense reimbursement arrangements proposed for each Fund and considered the net advisory fee rate and total expense ratio after taking into account any projected waivers and/or reimbursements.

The Trustees noted that each Fund’s estimated net advisory fee and total expense ratio were in line with identified peer funds. The Trustees also noted that because the Funds were not yet operational, no profitability information was available. After considering the factors identified above, in light of the information, the Trustees concluded that each Fund’s advisory fee and total expense ratio were reasonable.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	243

J.P. Morgan Exchange-Traded Funds are distributed by JPMorgan Distribution Services, Inc, an indirect, wholly-owned subsidiary of JPMorgan Chase & Co.

Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q is available on the SEC’s website at http://www.sec.gov. Shareholders may request the Form N-Q without charge by calling 1-844-457-6383 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-844-457-6383 and on the Fund’s website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management businesses of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2018. All rights reserved. October 2018.	AN-ETF-1018

Annual Report

J.P. Morgan Exchange-Traded Funds

October 31, 2018

JPMorgan Diversified Alternatives ETF

JPMorgan Event Driven ETF

JPMorgan Long/Short ETF

JPMorgan Managed Futures Strategy ETF

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.jpmorganfunds.com and you will be notified by mail each time a report is posted and provided with a website to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker dealer, bank, or retirement plan).

Alternatively, you may elect to receive paper copies of all future reports free of charge by contacting your financial intermediary. Your election to receive paper reports will apply to all funds held within your account(s).

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.

Shares are bought and sold throughout the day on an exchange at market price (not at net asset value) through a brokerage account, and are not individually subscribed and redeemed from the Fund. Shares may only be subscribed and redeemed directly from the Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

PRESIDENT’S LETTER

DECEMBER 15, 2018 (Unaudited)

Dear Shareholder,

This past year has been a monumental one for JPMorgan’s Exchange-Traded Funds. We’ve expanded our investment lineup to 31 funds, including the launch of our BetaBuilders® ETF suite, which provides investors with market-capitalization weighted exposure to select regions or asset classes. Additionally, our business was recently awarded “The industry’s fastest-growing ETF manager”1 climbing to $16.3 billion in assets under management by mid-December 2018 from $2.9 billion at the end of last year.

“Our range of investment solutions can help you navigate a changing financial market landscape.” — Joanna M. Gallegos

During the twelve months ended October 31, 2018, U.S. equity markets outperformed other developed equity markets, as well as emerging markets equity. Record corporate profits, low unemployment rates and high levels of both consumer and business confidence helped propel U.S. equity prices higher. However, we have also seen the return of equity market volatility. Globally, bond markets largely underperformed equity markets. In the U.S., we expect the U.S. Federal Reserve to continue to lift interest rates in 2019, which is likely to create headwinds for fixed income investors.

Our alternative beta ETF, JPMorgan Managed Futures Strategy ETF (JPMF), which provides broad exposure to managed futures strategies, may provide an additional source of diversification in a rising interest rate environment. JPMF earned Best New Alternatives ETF at the fifth annual ETF.com Awards held in March 2018.2

We are proud to bring J.P. Morgan’s experience and capabilities to the ETF market place. Our range of investment solutions can help you navigate a changing financial market landscape. We are committed to building solutions that address your needs and help you build stronger portfolios. Thank you for your belief in our Firm and our process.

Sincerely,

Joanna M. Gallegos

President, J.P. Morgan Exchange-Traded Funds

J.P Morgan Asset Management

1-844-4JPM-ETF or jpmorgan.com/etfs for more information

1	Ignites.com as of 11/28/18
2	ETF.com Award winners are selected by a majority vote of the ETF.com Awards Selection Committee, a group of independent ETF experts. Voting was completed by Jan. 20, 2018, and results were announced at the ETF.com U.S. Awards Dinner on March 22, 2018.

AUGUST 31, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	1

Market Overview

Twelve Months Ended October 31, 2018 (Unaudited)

U.S. equity markets outperformed other developed market equity as well as emerging markets equity during the reporting period. Record corporate profits, low unemployment rates and high levels of both consumer and business confidence helped propel U.S. equity prices higher. Globally, bond markets largely underperformed equity markets. For the twelve months ended October 31, 2018, the MSCI World Index returned 1.16%.

After reaching record highs in the final months of 2017, the S&P 500 Index closed in record high territory 14 times in January 2018. However, a sharp sell-off in both equity and bond markets in early February 2018 spread to other markets and lifted market volatility from historic lows. While global equity and bond prices rebounded somewhat in subsequent months, it wasn’t until August 2018 that the S&P 500 Index returned to record highs. U.S. equity market volatility remained elevated in September and October 2018. For the twelve month reporting period, the S&P 500 Index returned 7.35%.

Meanwhile, economic growth in the European Union (EU) decelerated during the reporting period amid weakness in European exports and consumer confidence. Geo-political events, including a newly elected populist government in Italy and continued uncertainty over the final terms of a so-called Brexit agreement also weighed down equity and bond prices across the EU. Investor fears that the U.K. would leave the EU without an exit agreement also weighed on equity prices in London. For the reporting period, the MSCI EAFE Index returned -6.39%.

In emerging markets, a slowdown in credit growth in China and investor concerns about global trade tensions hurt equity prices. A stronger U.S. dollar and rising U.S. interest rates put further pressure on emerging markets, particularly those nations most reliant on foreign lending. For the reporting period, the MSCI Emerging Markets Index returned -12.19%, while the Bloomberg Barclays Emerging Markets Debt Index returned -3.39%.

2	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

JPMorgan Diversified Alternatives ETF

FUND COMMENTARY

Twelve Months Ended October 31, 2018 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Diversified Alternatives ETF
Net Asset Value*	(6.79)%
Market Price**	(6.75)%
ICE BofAML 3-Month US Treasury Bill Index	1.68%

Net Assets as of 10/31/2018	$201,628,562

INVESTMENT OBJECTIVE***

The JPMorgan Diversified Alternatives ETF (the “Fund”) seeks to provide long-term total return.

INVESTMENT APPROACH

The Fund seeks to achieve its investment objective by allocating assets across a variety of strategies commonly employed by hedge funds, including Equity Long/Short, Event Driven and Macro/Managed Futures strategies. The Fund seeks to achieve the efficiency of rules-based investing with the diversification benefits of alternative strategies without replicating an index.

The Fund uses derivatives, including swaps, futures and forward contracts, in implementing its strategies, and under normal market conditions, the Fund’s managers seek to obtain a significant portion of the Fund’s exposure through the use of derivatives, in addition to its exposure through direct investments. Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, are primarily used as an efficient means of implementing a particular strategy in order to gain exposure to a desired strategy.

HOW DID THE FUND PERFORM?

For the twelve months ended October 31, 2018, the Fund posted a negative absolute performance and underperformed the ICE BofAML 3-Month US Treasury Bill Index (the “Index”).

The Fund’s allocation to alternative investment strategies, which are not held in the Index, detracted from performance relative to the Index. References to the Index are for informational purposes and are not an indication of how the Fund is managed. The use of the Index does not imply the Fund is being managed like the Index and does not imply low risk or low volatility, but rather is disclosed to allow for comparison of the Fund’s performance to that of a well-known and widely recognized index.

On an absolute basis, the Fund’s allocations to the value, momentum and size factors within the Equity Long/Short sub-strategy, which were implemented primarily through the use of equity securities and total return swaps contracts, detracted from performance. From a return perspective, the value factor was the worst performing factor during the reporting period and extended a decline that began at the start of 2017.

The Fund’s allocations to the relative value fixed income and commodity-based return factors, which seek to balance out long and short positions so that there is no aggregate exposure to the asset(s), detracted from absolute performance during the reporting period. The Fund’s directional fixed income-based, commodity-based and equity-based factors within the Macro/Managed Futures sub-strategy, which seek to benefit from positive or negative exposure to an asset through the use of futures contracts, also detracted from absolute performance. The Fund’s exposure to event driven factors, which seek to benefit by exploiting pricing inefficiencies associated with corporate changes through the use of both long equity investments and derivative instruments, was a leading contributor to absolute performance.

HOW WAS THE FUND POSITIONED?

At the end of the reporting period, the Fund’s largest allocation was to the Macro/Managed Futures sub-strategy, while the smallest allocation was to the Event Driven sub-strategy.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	3

JPMorgan Diversified Alternatives ETF

FUND COMMENTARY

Twelve Months Ended October 31, 2018 (Unaudited) (continued)

RISK ALLOCATION AS OF OCTOBER 31, 2018
Strategy	% of Risk Allocation****
Equity Long/Short (1)	34%
Event Driven (2)	24
Macro/Managed Futures (3)	42

TOP TEN LONG HOLDINGS OF THE PORTFOLIO (a)
1.	Vectren Corp.	1.7%
2.	Dun & Bradstreet Corp. (The)	1.7
3.	USG Corp.	1.7
4.	Twenty-First Century Fox, Inc., Class A	1.6
5.	Express Scripts Holding Co.	1.6
6.	Energen Corp.	1.6
7.	Aspen Insurance Holdings Ltd.	1.6
8.	Rockwell Collins, Inc.	1.5
9.	Esterline Technologies Corp.	1.5
10.	LifePoint Health, Inc.	1.5

TOP TEN SHORT HOLDINGS OF THE PORTFOLIO (a)
1.	Diamondback Energy, Inc.	1.6%
2.	Sirius XM Holdings, Inc.	1.2
3.	Enbridge, Inc.	1.1
4.	Dominion Energy, Inc.	1.0
5.	Cigna Corp.	1.0
6.	Twilio, Inc., Class A	1.0
7.	Amcor Ltd.	0.7
8.	Fifth Third Bancorp	0.7
9.	Nippon Steel & Sumitomo Metal Corp.	0.5
10.	CVS Health Corp.	0.4

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $24.29 as of October 31, 2018.
**	Market price return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the NYSE Arca. The midpoint price was $24.33 as of October 31, 2018.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Risk allocations are calculated as the standard deviation (volatility of an asset class) divided by the overall volatility of the Fund. Risk, as measured by standard deviation, shows how widely a set of values varies from the mean. It is a historical measure of the volatility of returns earned by the Fund. The percentages above represent the current risk allocation based on the Fund’s holdings as of October 31, 2018 and are not representative of the targeted equal risk allocation across asset classes over the long term. Holdings and allocations may vary over time.
(1)	Equity Long/Short strategies involve simultaneously investing in equities (i.e., investing long) that the adviser believes are attractive based on relevant return factors and selling equities (selling short) that the advisor believes are unattractive based on the relevant return factors.
(2)	Event Driven strategies seek to profit from investing in securities of companies that the Fund’s adviser believes will be impacted by pending or anticipated corporate or special situation events. Within the strategy, the adviser looks for specific events or catalysts that will affect future pricing of a security. For example, merger arbitrage strategies seek to capitalize on price discrepancies and returns generated by a corporate transaction.
(3)	Macro/Managed Futures strategies aim to exploit macro-economic imbalances across the globe. The macro based strategies may be implemented through a broad range of asset classes including, but not limited to, equities, fixed income, currency and commodities.
(a)	Percentages indicated are based upon total investments plus the current value of the total net long and short positions within each Total Return Basket Swap as of October 31, 2018. The Fund’s portfolio composition is subject to change.

4	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2018 (Unaudited)
	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Diversified Alternatives ETF
Net Asset Value	September 12, 2016	(6.72)%	(0.95)%
Market Price		(6.75)%	(0.87)%

LIFE OF FUND PERFORMANCE (09/12/16 TO 10/31/18)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on September 12, 2016.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Alternatives ETF and the ICE BofAML 3-Month US Treasury Bill Index from September 12, 2016 to October 31, 2018. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the ICE BofAML 3-Month US Treasury Bill Index does not reflect the deduction of expenses and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The ICE BofAML 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index. The Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified index.

The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	5

JPMorgan Event Driven ETF

FUND COMMENTARY

Period November 29, 2017 (Fund Inception Date) Through October 31, 2018 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Event Driven ETF
Net Asset Value*	0.18%
Market Price**	0.62%
ICE BofAML 3-Month US Treasury Bill Index	1.60%

Net Assets as of 10/31/2018	$26,284,405

INVESTMENT OBJECTIVE***

The JPMorgan Event Driven ETF (the “Fund”) seeks to provide long-term total return.

INVESTMENT APPROACH

The Fund employs a rules-based, bottom-up approach to building a diversified portfolio that seeks to capture returns by primarily investing in companies that the Fund’s adviser believes will be positively impacted by corporate or special situation events. The Fund seeks to profit by exploiting pricing inefficiencies associated with corporate change, through long and short equity positions across developed markets, achieved through the use of equities and derivative instruments.

HOW DID THE FUND PERFORM?

For the period from inception on November 29, 2017 to October 31, 2018, the Fund posted a positive absolute performance and underperformed the ICE BofAML 3-Month US Treasury Bill Index (the “Index”).

Relative to the Index, the Fund’s allocation to alternative investment strategies, which are not held in the Index, detracted from performance. References to the Index are for informational purposes and are not an indication of how the Fund is managed. The use of the Index does not imply the Fund is being managed like the Index and does not imply low risk or low volatility, but rather is disclosed to allow for comparison of the Fund’s performance to that of a well-known and widely recognized index.

In absolute terms, the Fund’s exposure to the spinoffs factor, which seeks to benefit from a change in market valuation associated with corporate subsidiary spinoffs, detracted from absolute performance. The Fund’s exposures to merger arbitrage and share buybacks were leading contributors to performance. Merger arbitrage involves exploiting differences between the share price of target companies in mergers, relative to the share price announced in the merger agreement. The share buybacks factor seeks to benefit from the relative outperformance by companies that have bought back a significant proportion of their shares outstanding.

HOW WAS THE FUND POSITIONED?

At the end of the reporting period, the Fund’s largest allocation in notional exposure terms was to the merger arbitrage factor. From a sector perspective, the Fund’s largest positions were in the consumer discretionary and health care sectors and its smallest positions were in the real estate and consumer staples sectors.

6	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

TOP TEN LONG HOLDINGS OF THE PORTFOLIO (a)
1.	U.S. Treasury Bills, 2.29%, 2/28/2019	4.0%
2.	U.S. Treasury Bills, 2.45%, 6/20/2019	4.0
3.	U.S. Treasury Bills, 2.52%, 7/18/2019	4.0
4.	U.S. Treasury Bills, 2.40%, 4/25/2019	4.0
5.	Sky plc	1.8
6.	Express Scripts Holding Co.	1.3
7.	Aspen Insurance Holdings Ltd.	1.2
8.	Aetna, Inc.	1.2
9.	Dun & Bradstreet Corp. (The)	1.2
10.	NxStage Medical, Inc.	1.2

TOP TEN SHORT HOLDINGS OF THE PORTFOLIO (a)
1.	Diamondback Energy, Inc.	1.1%
2.	Dominion Energy, Inc.	1.1
3.	Sirius XM Holdings, Inc.	0.9
4.	Enbridge, Inc.	0.8
5.	Twilio, Inc., Class A	0.8
6.	Cigna Corp.	0.7
7.	Amcor Ltd.	0.6
8.	Fifth Third Bancorp	0.5
9.	Nippon Steel & Sumitomo Metal Corp.	0.3
10.	Husky Energy, Inc.	0.3

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $25.03 as of October 31, 2018.
**	Market price return is calculated assuming an initial investment made at the inception date net asset value, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the NYSE Arca. The midpoint price was $25.14 as of October 31, 2018.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
(a)	Percentages indicated are based upon total investments plus the current value of the total net long and short positions within each Total Return Basket Swap as of October 31, 2018. The Fund’s portfolio composition is subject to change.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	7

JPMorgan Event Driven ETF

FUND COMMENTARY

Period November 29, 2017 (Fund Inception Date) Through October 31, 2018 (Unaudited) (continued)

TOTAL RETURNS AS OF OCTOBER 31, 2018 (Unaudited)
	INCEPTION DATE	CUMULATIVE SINCE INCEPTION
JPMorgan Event Driven ETF
Net Asset Value	November 29, 2017	0.18%
Market Price		0.62%

LIFE OF FUND PERFORMANCE (11/29/17 TO 10/31/18)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on November 29, 2017.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Event Driven ETF and the ICE BofAML 3-Month US Treasury Bill Index from November 29, 2017 to October 31, 2018. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the ICE BofAML 3-Month US Treasury Bill Index does not reflect the deduction of expenses and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The ICE BofAML 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index. The Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified index.

The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

JPMorgan Long/Short ETF

FUND COMMENTARY

Period January 23, 2018 (Fund Inception Date) Through October 31, 2018 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Long/Short ETF
Net Asset Value*	(10.64)%
Market Price**	(10.00)%
ICE BofAML 3-Month US Treasury Bill Index	1.39%

Net Assets as of 10/31/2018	$23,456,272

INVESTMENT OBJECTIVE***

The JPMorgan Long/Short ETF (the “Fund”) seeks to provide long-term total return.

INVESTMENT APPROACH

The Fund seeks to achieve its investment objective by taking advantage of pricing inefficiencies between equity securities by maintaining long and short exposures to equity factors such as value, quality, momentum and size. The Fund utilizes an equity long/short strategy, which involves simultaneously investing in equities (investing long) that the portfolio managers believe are attractive and selling equities (selling short) that they believe are unattractive. The Fund’s managers seek to obtain a significant portion of the Fund’s exposure through the use of derivatives, in addition to its exposure through direct investments.

HOW DID THE FUND PERFORM?

For the period from inception on January 23, 2018 to October 31, 2018, the Fund posted a negative absolute performance and underperformed its broad-based market benchmark, the ICE BofAML 3-Month US Treasury Bill Index (the “Index”).

Relative to the Index, the Fund’s allocation to alternative investment strategies, which are not employed by the Index, detracted from performance. References to the Index are for informational purposes and are not an indication of how the

Fund is managed. The use of the Index does not imply the Fund is being managed like the Index and does not imply low risk or low volatility, but rather is disclosed to allow for comparison of the Fund’s performance to that of a well-known and widely recognized index.

In terms of absolute performance, the Fund’s allocations to the value, momentum and size factors, which were implemented primarily through the use of equity securities and total return swaps contracts, were leading detractors from performance. From a return perspective, the value factor was the worst performing factor over the period and continued a decline that began at the start of 2017, before the Fund’s inception date.

The Fund’s allocation to the time-series momentum factor, which relies on a security’s recent past performance as an indicator of near future performance and which was implemented through the use of futures contracts, also detracted from absolute performance during the reporting period.

The Fund’s quality factor, which seeks to hold higher quality equity securities and sell lower quality securities, was a positive contributor to absolute performance.

HOW WAS THE FUND POSITIONED?

At the end of the reporting period, the Fund’s exposures were balanced across equity value, momentum and quality factors. In addition, the Fund had a slightly long overall exposure to developed market equities on an aggregate basis.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	9

JPMorgan Long/Short ETF

FUND COMMENTARY

Period January 23, 2018 (Fund Inception Date) Through October 31, 2018 (Unaudited) (continued)

TOP TEN LONG HOLDINGS OF THE PORTFOLIO (a)
1.	U.S. Treasury Bills, 2.38%, 7/18/2019	8.9%
2.	Japan Government Bond, 0.10%, 07/15/2019	2.0
3.	Suzuken Co. Ltd.	0.8
4.	Mellanox Technologies Ltd.	0.8
5.	Valmet OYJ	0.8
6.	Popular, Inc.	0.8
7.	Merck KGaA	0.8
8.	Computershare Ltd.	0.8
9.	ITOCHU Corp.	0.8
10.	Neste OYJ	0.8

TOP TEN SHORT HOLDINGS OF THE PORTFOLIO (a)
1.	Cray, Inc.	0.7%
2.	Cboe Global Markets, Inc.	0.7
3.	Instructure, Inc.	0.7
4.	Vulcan Materials Co.	0.7
5.	Rohm Co. Ltd.	0.7
6.	Suez	0.7
7.	BT Group plc	0.7
8.	Seven Bank Ltd.	0.7
9.	Keane Group, Inc.	0.7
10.	California Water Service Group	0.7

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $22.34 as of October 31, 2018.
**	Market price return is calculated assuming an initial investment made at the inception date net asset value, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the NYSE Arca. The midpoint price was $22.50 as of October 31, 2018.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
(a)	Percentages indicated are based upon total investments plus the current value of the total net long and short positions within each Total Return Basket Swap as of October 31, 2018. The Fund’s portfolio composition is subject to change.

10	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

TOTAL RETURNS AS OF OCTOBER 31, 2018 (Unaudited)
	INCEPTION DATE	CUMULATIVE SINCE INCEPTION
JPMorgan Long/Short ETF
Net Asset Value	January 23, 2018	(10.64)%
Market Price		(10.00)%

LIFE OF FUND PERFORMANCE (1/23/18 TO 10/31/18)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on January 23, 2018.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Long/Short ETF and the ICE BofAML 3-Month US Treasury Bill Index from January 23, 2018 to October 31, 2018. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the ICE BofAML 3-Month US Treasury Bill Index does not reflect the deduction of expenses and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The ICE BofAML 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index. The Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified index.

The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	11

JPMorgan Managed Futures Strategy ETF

FUND COMMENTARY

Period December 5, 2017 (Fund Inception Date) Through October 31, 2018 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Managed Futures Strategy ETF
Net Asset Value*	(5.45)%
Market Price**	(5.09)%
ICE BofAML 3-Month US Treasury Bill Index	1.58%

Net Assets as of 10/31/2018	$50,797,949

INVESTMENT OBJECTIVE***

The JPMorgan Managed Futures Strategy ETF (the “Fund”) seeks to provide long-term total return.

INVESTMENT APPROACH

The Fund seeks to achieve its investment objective by investing globally to take advantage of opportunities across a broad range of asset classes, including equities, fixed income, currency and commodities based on the portfolio managers’ assessment of their relative attractiveness. The Fund’s portfolio managers seek to identify a set of investment return sources with distinct risk and return profiles that have a low correlation to one another and to traditional markets (each a “return factor”).

The Fund uses derivatives, including swaps, futures, options and forward contracts, in implementing its strategies, and under normal market conditions, the Fund’s managers seek to obtain a significant portion of the Fund’s exposure through the use of derivatives, in addition to its exposure through direct investments. Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, are primarily used as an efficient means of implementing a particular strategy in order to gain exposure to a desired return factor.

HOW DID THE FUND PERFORM?

For the period from inception on December 5, 2017 to October 31, 2018, the Fund posted a negative absolute performance and underperformed its broad-based market benchmark, the ICE BofAML 3-Month US Treasury Bill Index (the “Index”).

The Fund’s allocation to alternative investment strategies, which are not held in the Index, detracted from performance relative to the Index. References to the Index are for informational purposes and are not an indication of how the Fund is managed. The use of the Index does not imply the Fund is being managed like the Index and does not imply low risk or low volatility, but rather is disclosed to allow for comparison of the Fund’s performance to that of a well-known and widely recognized index.

On an absolute basis, leading detractors from Fund performance included the Fund’s allocations to relative value fixed income and commodity-based return factors, which seek to balance out long and short positions so that there is no aggregate exposure to the asset(s). The Fund’s directional fixed income-based, commodity-based and equity-based return factors, which seek to benefit from positive or negative exposure to an asset primarily through the use of futures contracts, were also leading detractors from performance. The Fund’s allocations to currency factors, implemented through currency forward contracts, was a leading contributor to absolute performance.

HOW WAS THE FUND POSITIONED?

At the end of the reporting period, the Fund’s largest allocations were to relative value commodity-based and directional fixed income-based, commodity-based and equity-based return factors.

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $23.63 as of October 31, 2018.
**	Market price return is calculated assuming an initial investment made at the inception date net asset value, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the NYSE Arca. The midpoint price was $23.72 as of October 31, 2018.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

12	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

TOTAL RETURNS AS OF OCTOBER 31, 2018 (Unaudited)
	INCEPTION DATE	CUMULATIVE SINCE INCEPTION
JPMorgan Managed Futures Strategy ETF
Net Asset Value	December 5, 2017	(5.45)%
Market Price		(5.09)%

LIFE OF FUND PERFORMANCE (12/5/17 TO 10/31/18)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on December 5, 2017.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Managed Futures Strategy ETF and the ICE BofAML 3-Month US Treasury Bill Index from December 5, 2017 to October 31, 2018. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the ICE BofAML 3-Month US Treasury Bill Index does not reflect the deduction of expenses and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The ICE BofAML 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index. The Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified index.

The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	13

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 58.1%
Aerospace & Defense — 3.4%
Boeing Co. (The)	838	297,373
Esterline Technologies Corp.*	25,957	3,046,313
Rockwell Collins, Inc.	24,096	3,084,770
Spirit AeroSystems Holdings, Inc., Class A	5,000	420,050

		6,848,506

Auto Components — 0.3%
Cooper-Standard Holdings, Inc.*	2,383	220,785
Gentex Corp.	11,001	231,571
Lear Corp.	1,765	234,568

		686,924

Banks — 1.0%
BankUnited, Inc.	8,780	290,618
CIT Group, Inc.	9,200	435,896
Customers Bancorp, Inc.*	8,600	176,214
Enterprise Financial Services Corp.	6,584	286,075
First Interstate BancSystem, Inc., Class A	6,867	284,706
Popular, Inc. (Puerto Rico)	5,420	281,894
Synovus Financial Corp.	7,732	290,414

		2,045,817

Building Products — 1.8%
Continental Building Products, Inc.*	10,358	288,056
USG Corp.	79,003	3,335,507

		3,623,563

Capital Markets — 0.5%
Jefferies Financial Services, Inc.	18,400	395,048
Virtus Investment Partners, Inc.	2,903	288,384
Waddell & Reed Financial, Inc., Class A	14,487	276,267

		959,699

Chemicals — 1.2%
CF Industries Holdings, Inc.	6,192	297,402
Eastman Chemical Co.	3,624	283,940
Huntsman Corp.	13,340	291,879
Kraton Corp.*	10,302	283,717
LyondellBasell Industries NV, Class A	3,225	287,896
Platform Specialty Products Corp.*	62,800	679,496
Westlake Chemical Corp.	4,049	288,694

		2,413,024

Commercial Services & Supplies — 1.1%
Brady Corp., Class A	7,018	282,755
Deluxe Corp.	5,687	268,483
Essendant, Inc.	36,159	460,666
Interface, Inc.	17,474	284,652
KAR Auction Services, Inc.	4,976	283,333
Knoll, Inc.	14,356	284,967
Quad/Graphics, Inc.	10,905	168,264
Steelcase, Inc., Class A	17,212	285,719

		2,318,839

INVESTMENTS	SHARES	VALUE($)

Communications Equipment — 0.9%
Cisco Systems, Inc.	6,424	293,898
Juniper Networks, Inc.	9,675	283,187
Mitel Networks Corp.*	78,231	858,977
Motorola Solutions, Inc.	2,402	294,389

		1,730,451

Construction & Engineering — 0.3%
EMCOR Group, Inc.	3,835	272,208
Jacobs Engineering Group, Inc.	3,863	290,073

		562,281

Consumer Finance — 0.3%
Ally Financial, Inc.	11,429	290,411
Santander Consumer USA Holdings, Inc.	16,072	301,350

		591,761

Containers & Packaging — 0.4%
Greif, Inc., Class A	6,091	288,104
Sealed Air Corp.	13,200	427,152

		715,256

Diversified Consumer Services — 0.1%
H&R Block, Inc.	8,644	229,412

Diversified Financial Services — 0.1%
FGL Holdings*	36,765	290,443

Diversified Telecommunication Services — 0.1%
Vonage Holdings Corp.*	22,323	296,003

Electric Utilities — 0.4%
ALLETE, Inc.	3,766	278,684
FirstEnergy Corp.	7,693	286,795
IDACORP, Inc.	2,996	279,407

		844,886

Electrical Equipment — 0.6%
Eaton Corp. plc	4,071	291,769
Generac Holdings, Inc.*	5,689	288,603
Regal Beloit Corp.	4,079	292,464
Sensata Technologies Holding plc*	5,912	277,273

		1,150,109

Electronic Equipment, Instruments & Components — 0.7%
Fabrinet (Thailand)*	6,617	286,649
FLIR Systems, Inc.	6,178	286,103
Littelfuse, Inc.	1,694	306,885
TTM Technologies, Inc.*	21,168	247,666
Vishay Intertechnology, Inc.	16,108	294,776

		1,422,079

Energy Equipment & Services — 0.3%
Diamond Offshore Drilling, Inc.*	20,457	290,080
National Oilwell Varco, Inc.	7,714	283,875
Seadrill Ltd. (United Kingdom)*	6,500	132,340

		706,295

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

14	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Entertainment — 2.1%
Madison Square Garden Co. (The), Class A*	2,300	636,226
Twenty-First Century Fox, Inc., Class A	70,997	3,231,783
Viacom, Inc., Class B	9,049	289,387

		4,157,396

Food & Staples Retailing — 0.4%
Sysco Corp.	3,788	270,198
Walgreens Boots Alliance, Inc.	3,458	275,845
Walmart, Inc.	2,753	276,071

		822,114

Food Products — 0.8%
Cal-Maine Foods, Inc.	5,857	285,060
Campbell Soup Co.	3,500	130,935
Flowers Foods, Inc.	14,487	279,744
Ingredion, Inc.	2,757	278,953
JM Smucker Co. (The)	2,717	294,306
TreeHouse Foods, Inc.*	6,105	278,144

		1,547,142

Health Care Equipment & Supplies — 2.1%
Baxter International, Inc.	3,966	247,915
Becton Dickinson and Co.	1,202	277,061
Danaher Corp.	9,219	916,369
K2M Group Holdings, Inc.*	30,806	843,468
NxStage Medical, Inc.*	56,000	1,589,280
STERIS plc	2,647	289,343

		4,163,436

Health Care Providers & Services — 3.4%
Aetna, Inc.	4,368	866,611
Amedisys, Inc.*	3,400	374,000
Chemed Corp.	903	274,810
Encompass Health Corp.	4,223	284,208
Express Scripts Holding Co.*	5,164	500,753
Humana, Inc.	928	297,341
LifePoint Health, Inc.*	46,479	3,014,628
MEDNAX, Inc.*	3,400	140,386
Premier, Inc., Class A*	6,475	291,375
Quest Diagnostics, Inc.	3,084	290,235
UnitedHealth Group, Inc.	1,109	289,837
WellCare Health Plans, Inc.*	1,015	280,130

		6,904,314

Health Care Technology — 0.3%
athenahealth, Inc.*	5,274	672,646

Hotels, Restaurants & Leisure — 1.6%
Brinker International, Inc.	10,900	472,515
Hyatt Hotels Corp., Class A	9,862	682,451
Jack in the Box, Inc.	4,900	386,757
Royal Caribbean Cruises Ltd.	2,258	236,480
Sonic Corp.	29,656	1,283,512
Wyndham Destinations, Inc.	6,607	237,059

		3,298,774

INVESTMENTS	SHARES	VALUE($)

Household Durables — 0.4%
PulteGroup, Inc.	9,234	226,879
Toll Brothers, Inc.	6,926	233,129
Whirlpool Corp.	3,500	384,160

		844,168

Household Products — 0.1%
Energizer Holdings, Inc.	4,916	288,913

Independent Power and Renewable Electricity Producers — 0.4%
Clearway Energy, Inc., Class C	14,612	286,541
NRG Energy, Inc.	8,016	290,099
Vistra Energy Corp.*	12,776	289,121

		865,761

Insurance — 3.4%
Aflac, Inc.	6,857	295,331
Ambac Financial Group, Inc.*	13,466	277,130
AmTrust Financial Services, Inc.	118,210	1,695,132
Aspen Insurance Holdings Ltd. (Bermuda)	75,344	3,155,407
Assured Guaranty Ltd.	10,500	419,790
Navigators Group, Inc. (The)	9,040	625,116
Old Republic International Corp.	13,024	287,179
Stewart Information Services Corp.	401	16,553

		6,771,638

Interactive Media & Services — 0.3%
Match Group, Inc.*	5,741	296,924
XO Group, Inc.*	10,711	370,708

		667,632

Internet & Direct Marketing Retail — 0.1%
Nutrisystem, Inc.	3,400	120,904

IT Services — 1.8%
Accenture plc, Class A	1,852	291,912
Amdocs Ltd.	4,727	299,077
Broadridge Financial Solutions, Inc.	2,507	293,169
Cognizant Technology Solutions Corp., Class A	4,306	297,243
CSG Systems International, Inc.	8,314	291,821
EVERTEC, Inc. (Puerto Rico)	12,729	331,972
ManTech International Corp., Class A	5,126	293,617
Mastercard, Inc., Class A	1,526	301,645
MAXIMUS, Inc.	4,355	282,944
Total System Services, Inc.	3,223	293,777
Visa, Inc., Class A	2,157	297,343
Western Union Co. (The)	15,810	285,212

		3,559,732

Leisure Products — 0.4%
Amer Sports OYJ (Finland)*	19,413	721,616

Life Sciences Tools & Services — 0.7%
Agilent Technologies, Inc.	4,666	302,310
Cambrex Corp.*	5,300	282,437
Charles River Laboratories International, Inc.*	2,386	290,663

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	15

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Life Sciences Tools & Services — continued
ICON plc*	2,108	291,073
Medpace Holdings, Inc.*	5,985	311,818

		1,478,301

Machinery — 1.6%
Allison Transmission Holdings, Inc.	16,078	708,718
Caterpillar, Inc.	2,438	295,778
Crane Co.	3,299	287,145
Cummins, Inc.	2,131	291,287
Greenbrier Cos., Inc. (The)	5,954	282,517
Hillenbrand, Inc.	5,996	287,209
Ingersoll-Rand plc	2,934	281,488
Terex Corp.	13,200	440,748
Trinity Industries, Inc.	2,200	62,810
Watts Water Technologies, Inc., Class A	4,103	287,415

		3,225,115

Marine — 0.1%
DryShips, Inc. (Greece)	24,000	139,920

Media — 1.3%
Fairfax Media Ltd. (Australia)	2,577,228	1,172,887
Interpublic Group of Cos., Inc. (The)	12,239	283,455
John Wiley & Sons, Inc., Class A	5,292	287,038
Omnicom Group, Inc.	3,829	284,571
Schibsted ASA, Class A (Norway)	8,326	288,163
Sinclair Broadcast Group, Inc., Class A	10,221	292,730

		2,608,844

Metals & Mining — 0.5%
Alcoa Corp.*	8,387	293,461
Sandstorm Gold Ltd. (Canada)*	18,700	69,178
Schnitzer Steel Industries, Inc., Class A	10,587	284,790
Steel Dynamics, Inc.	7,344	290,822

		938,251

Multiline Retail — 0.3%
Kohl’s Corp.	3,048	230,825
Macy’s, Inc.	6,437	220,725
Target Corp.	2,681	224,212

		675,762

Multi-Utilities — 3.5%
Avista Corp.	34,683	1,783,400
Innogy SE (Germany)*	37,559	1,566,367
MDU Resources Group, Inc.	11,334	282,897
Vectren Corp.	46,740	3,343,312

		6,975,976

Oil, Gas & Consumable Fuels — 1.7%
Chevron Corp.	2,584	288,504
ConocoPhillips	4,210	294,279
CONSOL Energy, Inc.*	7,034	280,234
Delek US Holdings, Inc.	7,956	292,144
HollyFrontier Corp.	4,527	305,301
Murphy Oil Corp.	9,153	291,615

INVESTMENTS	SHARES	VALUE($)

Oil, Gas & Consumable Fuels — continued
Peabody Energy Corp.	24,269	860,336
Phillips 66	2,716	279,259
Valero Energy Corp.	3,179	289,575
WildHorse Resource Development Corp.*	9,004	190,975

		3,372,222

Paper & Forest Products — 1.9%
Domtar Corp.	6,275	290,595
KapStone Paper and Packaging Corp.	83,369	2,917,915
Louisiana-Pacific Corp.	13,452	292,850
Verso Corp., Class A*	10,120	284,473

		3,785,833

Personal Products — 0.6%
Herbalife Nutrition Ltd.*	12,837	683,699
Nu Skin Enterprises, Inc., Class A	3,979	279,405
USANA Health Sciences, Inc.*	2,394	280,146

		1,243,250

Pharmaceuticals — 2.8%
Bristol-Myers Squibb Co.	5,726	289,392
Eli Lilly & Co.	6,600	715,704
Endocyte, Inc.*	80,736	1,909,406
Green Organic Dutchman Holdings Ltd. (The) (Canada)*	108,600	255,733
Horizon Pharma plc*	15,629	284,604
Jazz Pharmaceuticals plc*	1,841	292,387
Johnson & Johnson	2,035	284,880
Novartis AG (Registered) (Switzerland)	8,563	749,882
Pfizer, Inc.	6,678	287,555
STADA Arzneimittel AG (Germany)	2,118	195,838
Taro Pharmaceutical Industries Ltd.*	2,917	290,271

		5,555,652

Professional Services — 2.3%
Dun & Bradstreet Corp. (The)	23,465	3,338,600
FTI Consulting, Inc.*	4,077	281,761
ICF International, Inc.	3,869	284,913
Korn/Ferry International	6,511	293,907
Nielsen Holdings plc	6,100	158,478
Robert Half International, Inc.	4,804	290,786

		4,648,445

Real Estate Management & Development — 0.5%
Hemfosa Fastigheter AB (Sweden)	13,439	166,030
NTT Urban Development Corp. (Japan)	58,400	867,924

		1,033,954

Road & Rail — 0.6%
ArcBest Corp.	7,998	296,886
Norfolk Southern Corp.	2,500	419,575
Union Pacific Corp.	2,800	409,416

		1,125,877

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

16	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — 2.6%
Applied Materials, Inc.	8,834	290,462
Entegris, Inc.	10,719	284,482
First Solar, Inc.*	7,200	300,960
Ichor Holdings Ltd.*	25,000	443,750
Integrated Device Technology, Inc.*	32,573	1,524,742
Intel Corp.	6,038	283,062
Lam Research Corp.	2,056	291,397
Maxim Integrated Products, Inc.	5,495	274,860
Mellanox Technologies Ltd. (Israel)*	3,476	294,382
MKS Instruments, Inc.	3,966	292,255
Rudolph Technologies, Inc.*	13,573	282,183
Teradyne, Inc.	8,543	294,306
Texas Instruments, Inc.	3,080	285,916

		5,142,757

Software — 1.2%
Avaya Holdings Corp.*	6,000	98,520
Citrix Systems, Inc.*	2,820	288,965
Intuit, Inc.	1,412	297,932
Microsoft Corp.	2,761	294,902
Oracle Corp.	5,897	288,010
Progress Software Corp.	9,180	295,045
Red Hat, Inc.*	1,334	228,968
Synopsys, Inc.*	3,262	292,047
VMware, Inc., Class A*	2,066	292,112

		2,376,501

Specialty Retail — 2.5%
Abercrombie & Fitch Co., Class A	11,238	221,389
American Eagle Outfitters, Inc.	9,138	210,722
Best Buy Co., Inc.	3,261	228,792
Caleres, Inc.	6,573	224,797
Chico’s FAS, Inc.	27,736	212,735
Children’s Place, Inc. (The)	1,471	219,767
Dick’s Sporting Goods, Inc.	17,471	617,949
DSW, Inc., Class A	8,446	224,241
Express, Inc.*	47,300	416,713
Foot Locker, Inc.	4,726	222,784
Michaels Cos., Inc. (The)*	26,400	418,440
Rent-A-Center, Inc.*	56,038	798,542
Signet Jewelers Ltd.	4,122	231,038
Tailored Brands, Inc.	10,635	223,441
Urban Outfitters, Inc.*	5,705	225,119
Williams-Sonoma, Inc.	3,716	220,656
Zumiez, Inc.*	9,439	219,551

		5,136,676

Technology Hardware, Storage & Peripherals — 0.7%
Apple, Inc.	1,294	283,205
Hewlett Packard Enterprise Co.	19,183	292,541
HP, Inc.	12,100	292,094

INVESTMENTS	SHARES	VALUE($)

Technology Hardware, Storage & Peripherals — continued
NetApp, Inc.	3,632	285,076
Seagate Technology plc	7,372	296,575

		1,449,491

Textiles, Apparel & Luxury Goods — 1.2%
Columbia Sportswear Co.	2,457	221,818
Deckers Outdoor Corp.*	5,283	671,839
Movado Group, Inc.	5,824	224,282
Oxford Industries, Inc.	2,619	233,039
Ralph Lauren Corp.	1,754	227,336
VF Corp.	7,600	629,888
Wolverine World Wide, Inc.	6,236	219,320

		2,427,522

Thrifts & Mortgage Finance — 0.1%
Northwest Bancshares, Inc.	16,729	270,006

Trading Companies & Distributors — 0.3%
HD Supply Holdings, Inc.*	7,666	288,012
WESCO International, Inc.*	2,500	125,450
WW Grainger, Inc.	999	283,686

		697,148

Total Common Stocks (Cost $118,683,885)		117,149,037

Short-Term Investments — 35.1%
Investment Companies — 35.1%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.02% (a) (b) (Cost $70,832,553)	70,832,553	70,832,553

Total Investments — 93.2% (Cost $189,516,438)		187,981,590
Other Assets Less Liabilities — 6.8%		13,646,972

NET ASSETS — 100.0%		201,628,562

Percentages indicated are based on net assets.

Abbreviations

OYJ	— Public Limited Company
(a)	— Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	— The rate shown is the current yield as of October 31, 2018.
*	— Non-income producing security.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	17

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

Futures contracts outstanding as of October 31, 2018:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
Long Contracts
CAC 40 10 Euro Index	8	11/2018	EUR	459,811	(8,520)
LME Nickel Base Metal	15	11/2018	USD	1,029,645	(84,884)
LME Zinc Base Metal	38	11/2018	USD	2,419,413	(36,523)
WTI Crude Oil	46	11/2018	USD	2,994,600	(338,922)
Australia 10 Year Bond	409	12/2018	AUD	37,482,226	(121,345)
Australia 3 Year Bond	128	12/2018	AUD	10,100,936	(4,435)
Canada 10 Year Bond	10	12/2018	CAD	1,003,760	(525)
Cotton No. 2	102	12/2018	USD	3,919,860	(423,402)
Euro-Bobl	40	12/2018	EUR	5,955,473	(2,157)
Euro-Bund	17	12/2018	EUR	3,085,622	(450)
Euro-Buxl	7	12/2018	EUR	1,401,926	937
FTSE 100 Index	2	12/2018	GBP	181,134	(4,829)
Lean Hogs	60	12/2018	USD	1,402,800	(23,047)
Live Cattle	45	12/2018	USD	2,105,100	(3,743)
LME Aluminum Base Metal	10	12/2018	USD	489,625	(27,875)
LME Zinc Base Metal	14	12/2018	USD	880,163	(29,255)
Natural Gas	37	12/2018	USD	1,229,510	(10,233)
S&P 500 E-Mini Index	19	12/2018	USD	2,574,690	(155,519)
SPI 200 Index	18	12/2018	AUD	1,853,448	(101,092)
U.S. Treasury 10 Year Note	275	12/2018	USD	32,583,203	(472,949)
WTI Crude Oil	7	12/2018	USD	456,680	(60,119)
Feeder Cattle	56	01/2019	USD	4,203,500	(33,865)
LME Aluminum Base Metal	2	01/2019	USD	97,425	(2,812)
100 oz Gold	10	02/2019	USD	1,223,700	27,603
Copper	16	05/2019	USD	1,075,600	(42,455)

					(1,960,416)

Short Contracts
IBEX 35 Index	(24)	11/2018	EUR	(2,413,426)	14,217
LME Zinc Base Metal	(29)	11/2018	USD	(1,846,394)	(38,138)
Natural Gas	(54)	11/2018	USD	(1,773,360)	(145,060)
100 oz Gold	(22)	12/2018	USD	(2,680,260)	14,112
Canada 10 Year Bond	(43)	12/2018	CAD	(4,316,168)	67,260
Cocoa	(5)	12/2018	USD	(111,700)	2,525
Coffee ‘C’	(25)	12/2018	USD	(1,056,563)	18,394
Copper	(15)	12/2018	USD	(995,625)	9,023
Corn	(66)	12/2018	USD	(1,198,725)	145,093
Cotton No. 2	(3)	12/2018	USD	(115,290)	2,466
DAX Index	(6)	12/2018	EUR	(1,940,654)	84,292
EURO STOXX 50 Index	(44)	12/2018	EUR	(1,585,801)	16,667
Euro-Bund	(52)	12/2018	EUR	(9,438,372)	6,721
Euro-Schatz	(126)	12/2018	EUR	(15,981,815)	(30,733)
FTSE/MIB Index	(13)	12/2018	EUR	(1,395,767)	106,378

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

18	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
Hang Seng Index	(8)	12/2018	HKD	(1,275,412)	20,234
Japan 10 Year Bond	(25)	12/2018	JPY	(33,354,013)	(74,599)
Lean Hogs	(15)	12/2018	USD	(350,700)	(6,044)
LME Aluminum Base Metal	(10)	12/2018	USD	(489,625)	29,525
LME Nickel Base Metal	(4)	12/2018	USD	(275,196)	37,020
Long Gilt	(157)	12/2018	GBP	(24,564,920)	(14,569)
Natural Gas	(35)	12/2018	USD	(1,163,050)	(27,210)
S&P 500 E-Mini Index	(161)	12/2018	USD	(21,817,110)	1,348,851
Silver	(24)	12/2018	USD	(1,713,600)	80,981
SPI 200 Index	(18)	12/2018	AUD	(1,853,448)	107,947
U.S. Treasury 10 Year Note	(46)	12/2018	USD	(5,450,281)	(8,164)
U.S. Treasury 2 Year Note	(185)	12/2018	USD	(38,968,515)	104,527
U.S. Treasury 5 Year Note	(77)	12/2018	USD	(8,654,680)	39,471
U.S. Treasury Long Bond	(21)	12/2018	USD	(2,904,563)	21,781
Wheat	(4)	12/2018	USD	(100,100)	1,263
LME Aluminum Base Metal	(10)	01/2019	USD	(487,125)	23,621
LME Zinc Base Metal	(11)	01/2019	USD	(686,744)	47,319
Soybean	(60)	01/2019	USD	(2,555,250)	57,986
Lean Hogs	(33)	02/2019	USD	(862,290)	(18,627)
Live Cattle	(18)	02/2019	USD	(879,840)	(29,013)
Sugar No. 11	(36)	02/2019	USD	(531,821)	20,388
Coffee ‘C’	(43)	03/2019	USD	(1,877,756)	(169,911)
Corn	(66)	03/2019	USD	(1,239,975)	(24,407)
Wheat	(65)	03/2019	USD	(1,677,000)	144,346
Sugar No. 11	(265)	04/2019	USD	(3,947,440)	(431,370)
Coffee ‘C’	(42)	05/2019	USD	(1,874,250)	(165,108)
Corn	(43)	05/2019	USD	(825,063)	(16,402)

					1,373,053

					(587,363)

Abbreviations

AUD	— Australian Dollar
CAC	— Continuous Assisted Quotation
CAD	— Canadian Dollar
DAX	— Deutscher Aktien Index
EUR	— Euro
FTSE	— Financial Times and the London Stock Exchange
GBP	— British Pound
HKD	— Hong Kong Dollar

IBEX	— International Business Exchange
JPY	— Japanese Yen
LME	— London Metal Exchange
MIB	— Milan, Italian Stock Exchange
SPI	— Australian Securities Exchange
USD	— United States Dollar
WTI	— West Texas Intermediate

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	19

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

Forward foreign currency exchange contracts outstanding as of October 31, 2018:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
USD	1,166,226	AUD	1,617,030	HSBC Bank, NA	11/5/2018	21,088
AUD	1,212,274	USD	858,392	HSBC Bank, NA	11/19/2018	239
IDR	33,008,950,592	USD	2,129,747	Goldman Sachs International**	11/19/2018	34,848
INR	164,902,591	USD	2,201,402	Merrill Lynch International**	11/19/2018	21,265
JPY	164,754,985	USD	1,459,765	State Street Corp.	11/19/2018	2,159
TRY	13,743,244	USD	2,185,663	BNP Paribas	11/19/2018	246,905
USD	2,377,233	AUD	3,337,930	Citibank, NA	11/19/2018	13,041
USD	802,688	CAD	1,043,441	Citibank, NA	11/19/2018	9,838
USD	1,637,750	CHF	1,631,780	Citibank, NA	11/19/2018	15,085
USD	11,135,122	CHF	11,030,424	State Street Corp.	11/19/2018	166,312
USD	2,238,464	CZK	50,440,688	Merrill Lynch International	11/19/2018	35,003
USD	2,085,626	EUR	1,796,062	Citibank, NA	11/19/2018	48,590
USD	12,255,836	EUR	10,662,054	HSBC Bank, NA	11/19/2018	163,276
USD	409,516	EUR	360,150	TD Bank Financial Group	11/19/2018	1,046
USD	8,276,764	GBP	6,329,519	Citibank, NA	11/19/2018	180,385
USD	2,154,122	HUF	611,182,231	Citibank, NA	11/19/2018	19,680
USD	2,246,864	ILS	8,162,983	Citibank, NA	11/19/2018	49,303
USD	870,662	JPY	98,030,929	BNP Paribas	11/19/2018	803
USD	398,966	NOK	3,280,776	Deutsche Bank AG	11/19/2018	9,502
USD	2,239,173	THB	73,503,300	Merrill Lynch International	11/19/2018	21,043
USD	2,195,910	TWD	67,774,551	Goldman Sachs International**	11/19/2018	4,172
ZAR	32,189,776	USD	2,140,342	Merrill Lynch International	11/19/2018	37,051
USD	1,145,976	AUD	1,617,030	BNP Paribas	12/5/2018	465

Total unrealized appreciation						1,101,099

CAD	1,043,441	USD	797,850	Goldman Sachs International	11/19/2018	(5,000)
CAD	7,280,782	USD	5,609,581	HSBC Bank, NA	11/19/2018	(77,339)
CHF	377,067	USD	379,125	Merrill Lynch International	11/19/2018	(4,164)
EUR	347,136	USD	399,137	Royal Bank of Canada	11/19/2018	(5,426)
NOK	96,991,362	USD	11,712,440	State Street Corp.	11/19/2018	(198,496)
SEK	4,127,737	USD	453,880	Citibank, NA	11/19/2018	(2,198)
USD	2,486,673	AUD	3,518,771	State Street Corp.	11/19/2018	(5,606)
USD	402,522	EUR	355,169	State Street Corp.	11/19/2018	(299)
USD	1,169,358	JPY	131,930,085	TD Bank Financial Group	11/19/2018	(1,300)
USD	5,274,179	NZD	8,191,938	State Street Corp.	11/19/2018	(72,401)
USD	191,973	TRY	1,122,931	Barclays Bank plc	11/19/2018	(6,787)
MXN	41,257,487	USD	2,152,517	Citibank, NA	11/20/2018	(127,650)
MXN	4,840,073	USD	238,628	HSBC Bank, NA	11/20/2018	(1,084)

Total unrealized depreciation						(507,750)

Net unrealized appreciation						593,349

**	Non-deliverable forward.

Abbreviations

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
CZK	— Czech Republic Krona
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— India Rupee

JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
THB	— Thai Baht
TRY	— New Turkish Lira
TWD	— Taiwan Dollar
USD	— United States Dollar
ZAR	— South African Rand

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

20	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

OTC Total Return Basket Swaps Outstanding at October 31, 2018
COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of short equity positions and pays or receives the net of one month LIBOR on short positions, which is denominated in USD based on the local currencies of the positions within the swaps.	11/18/2019	$(8,326,059)	$—	$—	$—

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions

Common Stocks
Aerospace & Defense
TransDigm Group, Inc.*	(597)	(197,159)	—	0.0	(a)

Airlines
Spirit Airlines, Inc.*	(3,938)	(204,382)	—	0.0	(a)

Auto Components
Veoneer, Inc.*	(899)	(30,188)	—	0.0	(a)

Banks
Signature Bank	(1,794)	(197,161)	—	0.0	(a)

Beverages
National Beverage Corp.*	(173)	(15,994)	—	0.0	(a)

Commercial Services & Supplies
Covanta Holding Corp.	(13,260)	(194,789)	—	0.0	(a)
Healthcare Services Group, Inc.	(4,330)	(175,755)	—	0.0	(a)

	(17,590)	(370,544)	—	0.0	(a)

Communications Equipment
Acacia Communications, Inc.*	(1,085)	(37,400)	—	0.0	(a)
Infinera Corp.*	(27,781)	(153,907)	—	0.0	(a)
Lumentum Holdings, Inc.*	(6,597)	(360,526)	—	0.0	(a)
ViaSat, Inc.*	(3,157)	(201,290)	—	0.0	(a)

	(38,620)	(753,123)	—	0.0	(a)

Consumer Finance
LendingClub Corp.*	(40,899)	(132,104)	—	0.0	(a)

Distributors
Core-Mark Holding Co., Inc.	(4,266)	(163,857)	—	0.0	(a)

Energy Equipment & Services
Weatherford International plc*	(64,035)	(86,447)	—	0.0	(a)

Entertainment
Netflix, Inc.*	(449)	(135,499)	—	0.0	(a)

Food & Staples Retailing
Casey’s General Stores, Inc.	(1,564)	(197,236)	—	0.0	(a)

Health Care Equipment & Supplies
Insulet Corp.*	(1,911)	(168,569)	—	0.0	(a)
Nevro Corp.*	(2,876)	(140,234)	—	0.0	(a)
Wright Medical Group NV*	(3,097)	(83,557)	—	0.0	(a)

	(7,884)	(392,360)	—	0.0	(a)

Health Care Technology
Evolent Health, Inc.*	(2,181)	(48,418)	—	0.0	(a)

Hotels, Restaurants & Leisure
Eldorado Resorts, Inc.*	(1,785)	(65,153)	—	0.0	(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	21

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued

Common Stocks — continued
Household Durables
iRobot Corp.*	(1,578)	(139,132)	—	0.0	(a)

Interactive Media & Services
Snap, Inc.*	(16,330)	(107,941)	—	0.0	(a)

Internet & Direct Marketing Retail
Overstock.com, Inc.*	(2,958)	(59,515)	—	0.0	(a)
Wayfair, Inc.*	(1,269)	(139,958)	—	0.0	(a)

	(4,227)	(199,473)	—	0.0	(a)

IT Services
GTT Communications, Inc.*	(4,565)	(163,884)	—	0.0	(a)

Media
Liberty Broadband Corp.*	(1,701)	(141,064)	—	0.0	(a)

Metals & Mining
Coeur Mining, Inc.*	(27,070)	(129,395)	—	0.0	(a)
Compass Minerals International, Inc.	(3,188)	(154,650)	—	0.0	(a)
TimkenSteel Corp.*	(3,824)	(44,473)	—	0.0	(a)

	(34,082)	(328,518)	—	0.0

Multi-Utilities
Dominion Energy, Inc.	(969)	(69,206)	—	0.0	(a)
NiSource, Inc.	(8,318)	(210,945)	—	(0.0	)(a)
Sempra Energy	(1,884)	(207,466)	—	0.0	(a)

	(11,171)	(487,617)	—	(0.0	)(a)

Oil, Gas & Consumable Fuels
Cheniere Energy, Inc.*	(3,448)	(208,293)	—	0.0	(a)
Chesapeake Energy Corp.*	(47,567)	(166,960)	—	0.0	(a)
Extraction Oil & Gas, Inc.*	(21,716)	(173,511)	—	0.0	(a)
Parsley Energy, Inc.*	(6,916)	(161,973)	—	0.0	(a)

	(79,647)	(710,737)	—	0.0	(a)

Pharmaceuticals
Aerie Pharmaceuticals, Inc.*	(2,955)	(157,147)	—	0.0	(a)
Medicines Co. (The)*	(3,356)	(78,060)	—	0.0	(a)
Nektar Therapeutics*	(3,345)	(129,385)	—	0.0	(a)
Pacira Pharmaceuticals, Inc.*	(4,277)	(209,102)	—	0.0	(a)
WaVe Life Sciences Ltd.*	(930)	(43,422)	—	0.0	(a)

	(14,863)	(617,116)	—	0.0	(a)

Road & Rail
AMERCO	(577)	(188,379)	—	0.0	(a)

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.*	(6,348)	(115,597)	—	0.0	(a)
MACOM Technology Solutions Holdings, Inc.*	(9,369)	(131,822)	—	0.0	(a)

	(15,717)	(247,419)	—	0.0	(a)

Software
Appian Corp.*	(8,425)	(216,607)	—	0.0	(a)
Autodesk, Inc.*	(1,615)	(208,739)	—	0.0	(a)
Benefitfocus, Inc.*	(381)	(13,537)	—	0.0	(a)
HubSpot, Inc.*	(1,619)	(219,617)	—	0.0	(a)
MINDBODY, Inc.*	(4,740)	(150,922)	—	0.0	(a)
Nutanix, Inc.*	(3,914)	(162,470)	—	0.0	(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

22	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued

Common Stocks — continued
Software — continued
PROS Holdings, Inc.*	(4,744)	(156,172)	—	0.0	(a)

	(25,438)	(1,128,064)	—	0.0	(a)

Specialty Retail
CarMax, Inc.*	(2,075)	(140,913)	—	0.0	(a)

Technology Hardware, Storage & Peripherals
Pure Storage, Inc.*	(9,150)	(184,647)	—	0.0	(a)

Trading Companies & Distributors
SiteOne Landscape Supply, Inc.*	(2,326)	(158,261)	—	0.0	(a)

Water Utilities
American Water Works Co., Inc.	(2,156)	(190,871)	—	0.0	(a)
California Water Service Group	(4,819)	(202,398)	—	0.0	(a)

	(6,975)	(393,269)	—	0.0	(a)

Total Short Positions of Total Return Basket Swap	(417,096)	(8,326,059)	—	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in GBP based on the local currencies of the positions within the swaps.	3/29/2019	$(561,678)	$47,557	$—	$47,557

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Aerospace & Defense
Meggitt plc	2,371	16,041	(180)	(0.0	)(a)

Air Freight & Logistics
Royal Mail plc	13,264	60,894	(1,162)	(0.0	)(a)

Airlines
International Consolidated Airlines Group SA	37,508	289,167	11,787	0.0	(a)
Wizz Air Holdings plc* (b)	703	23,058	46	0.0	(a)

	38,211	312,225	11,833	0.0	(a)

Distributors
Inchcape plc	12,283	84,835	7,486	0.0	(a)

Energy Equipment & Services
Hunting plc	3,891	33,386	(490)	(0.0	)(a)
Petrofac Ltd.	20,109	147,872	(2,780)	(0.0	)(a)

	24,000	181,258	(3,270)	(0.0	)(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	23

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued

Common Stocks — continued
Equity Real Estate Investment Trusts (REITs)
UNITE Group plc (The)	2,063	22,462	50	0.0	(a)

Food & Staples Retailing
Wm Morrison Supermarkets plc	6,351	20,121	(58)	(0.0	)(a)

Food Products
Tate & Lyle plc	2,295	19,733	(11)	(0.0	)(a)

Hotels, Restaurants & Leisure
Carnival plc	1,641	89,443	238	0.0	(a)
William Hill plc	27,207	73,138	2,819	0.0	(a)

	28,848	162,581	3,057	0.0	(a)

Household Durables
Berkeley Group Holdings plc	1,899	84,873	2,968	0.0	(a)
Bovis Homes Group plc	18,762	231,898	(3,937)	(0.0	)(a)
Persimmon plc	866	25,345	(56)	(0.0	)(a)
Redrow plc	9,543	64,434	(40)	(0.0	)(a)
Taylor Wimpey plc	11,977	24,661	(26)	(0.0	)(a)

	43,047	431,211	(1,091)	(0.0	)(a)

Machinery
Bodycote plc	5,279	53,609	2,708	0.0	(a)
Vesuvius plc	6,418	44,529	(495)	(0.0	)(a)

	11,697	98,138	2,213	0.0	(a)

Media
Pearson plc	24,777	284,637	8,106	0.0	(a)
Metals & Mining
Anglo American plc	13,506	288,264	4,841	0.0	(a)
Antofagasta plc	3,844	38,479	(584)	(0.0	)(a)
BHP Billiton plc	13,918	277,646	1,822	0.0	(a)
Centamin plc	70,154	89,088	(2,121)	(0.0	)(a)
Rio Tinto plc	2,595	125,989	1,670	0.0	(a)

	104,017	819,466	5,628	0.0	(a)

Multi-Utilities
Centrica plc	6,876	12,915	(21)	(0.0	)(a)

Oil, Gas & Consumable Fuels
Royal Dutch Shell plc	584	19,046	(47)	(0.0	)(a)
Tullow Oil plc*	5,626	16,141	(247)	(0.0	)(a)

	6,210	35,187	(294)	(0.0	)(a)

Total Long Positions of Total Return Basket Swap	326,310	2,561,704	32,286	0.0	(a)

Short Positions

Common Stocks
Aerospace & Defense
Rolls-Royce Holdings plc*	(19,235)	(206,280)	7,599	0.0	(a)
Rolls-Royce Holdings plc* (Preference)	(767,280)	(981)	(983)	0.0	(a)

	(786,515)	(207,261)	6,616	0.0	(a)

Banks
Metro Bank plc*	(2,239)	(63,539)	(379)	(0.0	)(a)
Standard Chartered plc	(29,320)	(205,495)	496	0.0	(a)

	(31,559)	(269,034)	117	0.0	(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

24	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued

Common Stocks — continued
Capital Markets
St James’s Place plc	(15,957)	(206,216)	6,189	0.0	(a)

Chemicals
Johnson Matthey plc	(5,509)	(208,867)	2,811	0.0	(a)

Containers & Packaging
DS Smith plc	(7,235)	(36,302)	196	0.0	(a)
RPC Group plc	(3,000)	(29,242)	49	0.0	(a)

	(10,235)	(65,544)	245	0.0	(a)

Diversified Telecommunication Services
BT Group plc	(5,550)	(16,994)	(40)	(0.0	)(a)
Inmarsat plc	(4,995)	(29,048)	175	0.0	(a)

	(10,545)	(46,042)	135	0.0	(a)

Electrical Equipment
Melrose Industries plc	(21,668)	(46,642)	345	0.0	(a)

Energy Equipment & Services
John Wood Group plc	(2,493)	(22,722)	305	0.0	(a)

Health Care Providers & Services
NMC Health plc	(341)	(15,375)	225	0.0	(a)

Hotels, Restaurants & Leisure
Compass Group plc	(8,357)	(164,372)	(2,242)	(0.0	)(a)
InterContinental Hotels Group plc	(3,216)	(168,743)	3,733	0.0	(a)
Merlin Entertainments plc(b)	(38,540)	(159,163)	2,258	0.0	(a)

	(50,113)	(492,278)	3,749	0.0	(a)

Household Durables
Crest Nicholson Holdings plc	(5,597)	(24,381)	(1,278)	(0.0	)(a)

Industrial Conglomerates
DCC plc	(2,421)	(207,506)	(1,097)	(0.0	)(a)

Insurance
Lancashire Holdings Ltd.	(27,640)	(208,373)	(4,917)	(0.0	)(a)

Machinery
Weir Group plc (The)	(10,195)	(206,311)	4,850	0.0	(a)

Media
ITV plc	(108,681)	(206,306)	4,738	0.0	(a)

Metals & Mining
Fresnillo plc	(18,651)	(202,253)	9,628	0.0	(a)

Multiline Retail
B&M European Value Retail SA	(31,015)	(165,039)	(10,032)	(0.0	)(a)

Professional Services
Capita plc*	(18,074)	(29,601)	190	0.0	(a)

Real Estate Management & Development
Capital & Counties Properties plc	(7,618)	(24,306)	19	0.0	(a)

Software
AVEVA Group plc	(1,095)	(36,628)	285	0.0	(a)

Specialty Retail
Kingfisher plc	(8,395)	(27,260)	(1,453)	(0.0	)(a)

Tobacco
British American Tobacco plc	(4,739)	(205,437)	(6,399)	(0.0	)(a)

Total Short Positions of Total Return Basket Swap	(1,179,056)	(3,123,382)	15,271	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swap	(852,746)	(561,678)	47,557	0.0	(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	25

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of short equity positions and pays or receives the net of one month BA on short positions, which is denominated in CAD based on the local currencies of the positions within the swaps.	11/18/2019	$(2,078,684)	$—	$—	$—

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions

Common Stocks
Aerospace & Defense
Bombardier, Inc.*	(86,070)	(208,563)	—	0.0	(a)

Capital Markets
Thomson Reuters Corp.	(302)	(14,056)	—	0.0	(a)

Construction & Engineering
SNC-Lavalin Group, Inc.	(802)	(28,633)	—	0.0	(a)

Diversified Financial Services
Onex Corp.	(293)	(19,263)	—	0.0	(a)

Entertainment
Cineplex, Inc.	(1,937)	(53,397)	—	0.0	(a)

Food Products
Saputo, Inc.	(468)	(14,259)	—	0.0	(a)

Gas Utilities
AltaGas Ltd.	(6,055)	(76,122)	—	0.0	(a)

Independent Power and Renewable Electricity Producers
Northland Power, Inc.	(13,568)	(208,707)	—	0.0	(a)

Metals & Mining
Agnico Eagle Mines Ltd.	(5,339)	(188,586)	—	0.0	(a)
B2Gold Corp.*	(79,315)	(195,810)	—	0.0	(a)
First Quantum Minerals Ltd.	(23,260)	(232,167)	—	0.0	(a)
Franco-Nevada Corp.	(3,325)	(207,666)	—	0.0	(a)
Goldcorp, Inc.	(20,908)	(188,838)	—	0.0	(a)
Kinross Gold Corp.*	(7,718)	(20,050)	—	0.0	(a)
Yamana Gold, Inc.	(11,474)	(26,060)	—	0.0	(a)

	(151,339)	(1,059,177)	—	0.0	(a)

Oil, Gas & Consumable Fuels
ARC Resources Ltd.	(3,545)	(33,014)	—	0.0	(a)
Paramount Resources Ltd.*	(28,128)	(205,546)	—	0.0	(a)
Pembina Pipeline Corp.	(561)	(18,145)	—	0.0	(a)
PrairieSky Royalty Ltd.	(2,195)	(33,347)	—	0.0	(a)
Seven Generations Energy Ltd.*	(2,216)	(23,752)	—	0.0	(a)
TransCanada Corp.	(607)	(22,889)	—	(0.0	(a)
Whitecap Resources, Inc.	(12,227)	(59,814)	—	0.0	(a)

	(49,479)	(396,507)	—	(0.0	)(a)

Total Short Positions of Total Return Basket Swap	(310,313)	(2,078,684)	—	0.0	(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

26	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of short equity positions and pays or receives the net of one month EURIBOR on short positions, which is denominated in EUR based on the local currencies of the positions within the swaps.	3/29/2019	$(6,978,359)	$75,900	$—	$75,900

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions

Common Stocks
Air Freight & Logistics
Deutsche Post AG	(6,148)	(194,125)	(632)	(0.0	)(a)

Auto Components
Brembo SpA	(3,995)	(44,228)	(1,435)	(0.0	)(a)
Nokian Renkaat OYJ	(1,558)	(49,558)	(180)	(0.0	)(a)

	(5,553)	(93,786)	(1,615)	(0.0	)(a)

Automobiles
Daimler AG (Registered)	(2,721)	(161,183)	(7,145)	(0.0	)(a)

Banks
Bankia SA	(66,022)	(207,379)	13,416	0.0	(a)
Commerzbank AG*	(3,623)	(34,114)	326	0.0	(a)

	(69,645)	(241,493)	13,742	0.0	(a)

Capital Markets
Banca Generali SpA	(2,142)	(41,243)	291	0.0	(a)
Deutsche Bank AG (Registered)	(21,073)	(205,962)	19,815	0.0	(a)

	(23,215)	(247,205)	20,106	0.0	(a)

Chemicals
K+S AG (Registered)	(1,568)	(29,199)	43	0.0	(a)
LANXESS AG	(3,388)	(209,710)	9,454	0.0	(a)
Lenzing AG	(2,321)	(210,536)	7,326	0.0	(a)
OCI NV*	(4,862)	(138,143)	9,821	0.0	(a)
Symrise AG	(2,401)	(201,125)	(5,838)	(0.0	)(a)
Umicore SA	(864)	(40,671)	516	0.0	(a)

	(15,404)	(829,384)	21,322	0.0	(a)

Commercial Services & Supplies
Elis SA	(418)	(8,429)	30	0.0	(a)

Construction & Engineering
Boskalis Westminster	(7,131)	(205,036)	(5,592)	(0.0	)(a)

Construction Materials
Imerys SA	(3,210)	(197,874)	(3,589)	(0.0	)(a)

Containers & Packaging
Huhtamaki OYJ	(7,669)	(215,019)	11,007	0.0	(a)

Diversified Financial Services
Wendel SA	(97)	(12,569)	(26)	(0.0	)(a)

Diversified Telecommunication Services
Cellnex Telecom SA (b)	(508)	(12,637)	(5)	(0.0	)(a)
Iliad SA	(1,392)	(160,895)	13,448	0.0	(a)

	(1,900)	(173,532)	13,443	0.0	(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	27

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued

Common Stocks — continued
Electrical Equipment
Nexans SA	(7,230)	(208,645)	(7,808)	(0.0	)(a)
Siemens Gamesa Renewable Energy SA*	(3,715)	(41,144)	120	0.0	(a)

	(10,945)	(249,789)	(7,688)	(0.0	)(a)

Food & Staples Retailing
Jeronimo Martins SGPS SA	(16,565)	(203,318)	13,583	0.0	(a)

Food Products
Glanbia plc	(12,153)	(214,869)	(19,563)	(0.0	)(a)

Gas Utilities
Rubis SCA	(3,993)	(206,015)	(3,107)	(0.0	)(a)

Hotels, Restaurants & Leisure
Elior Group SA (b)	(11,820)	(170,023)	(10,125)	(0.0	)(a)
Paddy Power Betfair plc	(1,927)	(166,315)	(10,826)	(0.0	)(a)

	(13,747)	(336,338)	(20,951)	(0.0	)(a)

Household Durables
Neinor Homes SA* (b)	(10,171)	(163,699)	6,983	0.0	(a)

Industrial Conglomerates
Siemens AG (Registered)	(1,805)	(207,479)	29	0.0	(a)

Internet & Direct Marketing Retail
Delivery Hero SE* (b)	(591)	(23,797)	(63)	(0.0	)(a)
Zalando SE* (b)	(2,824)	(109,162)	184	0.0	(a)

	(3,415)	(132,959)	121	0.0	(a)

IT Services
Bechtle AG	(418)	(37,121)	(58)	(0.0	)(a)

Life Sciences Tools & Services
Eurofins Scientific SE	(410)	(206,617)	(13,126)	(0.0	)(a)
MorphoSys AG*	(1,689)	(156,396)	6,983	0.0	(a)

	(2,099)	(363,013)	(6,143)	(0.0	)(a)

Machinery
Alstom SA*	(4,809)	(210,022)	(70)	(0.0	)(a)
ANDRITZ AG	(4,136)	(214,369)	2,511	0.0	(a)
Duerr AG	(1,165)	(41,514)	(5,191)	(0.0	)(a)
GEA Group AG	(5,920)	(179,885)	(2,926)	(0.0	)(a)
IMA Industria Macchine Automatiche SpA	(3,209)	(192,434)	22,487	0.0	(a)
Outotec OYJ*	(22,033)	(85,220)	(618)	(0.0	)(a)

	(41,272)	(923,444)	16,193	0.0	(a)

Media
Altice Europe NV*	(58,750)	(139,769)	9,384	0.0	(a)
JCDecaux SA	(6,300)	(206,815)	2,005	0.0	(a)
Telenet Group Holding NV	(4,210)	(203,968)	18,232	0.1

	(69,260)	(550,552)	29,621	0.1

Metals & Mining
Bekaert SA	(1,192)	(25,745)	(59)	(0.0	)(a)
Salzgitter AG	(5,232)	(209,112)	(2,736)	(0.0	)(a)
thyssenkrupp AG	(9,420)	(197,454)	15,669	0.0	(a)

	(15,844)	(432,311)	12,874	0.0	(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

28	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued

Common Stocks — continued
Multi-Utilities
E.ON SE	(2,404)	(23,247)	46	0.0	(a)
RWE AG	(2,193)	(42,663)	244	0.0	(a)

	(4,597)	(65,910)	290	0.0	(a)

Pharmaceuticals
Orion OYJ	(514)	(17,681)	135	0.0	(a)

Professional Services
Bureau Veritas SA	(1,124)	(25,357)	(2)	(0.0	)(a)

Semiconductors & Semiconductor Equipment
SOITEC*	(366)	(26,079)	212	0.0	(a)

Specialty Retail
Industria de Diseno Textil SA	(1,162)	(32,751)	272	0.0	(a)

Transportation Infrastructure
Aeroports de Paris	(55)	(11,503)	(80)	(0.0	)(a)
Getlink	(15,784)	(198,536)	(7,872)	(0.0	)(a)

	(15,839)	(210,039)	(7,952)	(0.0	)(a)

Total Short Positions of Total Return Basket Swap	(368,400)	(6,978,359)	75,900	0.1	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in CHF based on the local currencies of the positions within the swaps.	3/29/2019	$1,099,401	$50,338	$—	$50,338

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Diversified Telecommunication Services
Sunrise Communications Group AG* (b)	1,778	156,503	(5,069)	(0.0	)(a)

Health Care Equipment & Supplies
Sonova Holding AG (Registered)	344	56,101	(314)	(0.0	)(a)

Insurance
Swiss Life Holding AG (Registered)*	734	276,876	15,603	0.0	(a)

Machinery
Bucher Industries AG (Registered)	1,040	286,822	(10,888)	(0.0	)(a)
Georg Fischer AG (Registered)	73	67,915	3,552	0.0	(a)
OC Oerlikon Corp. AG (Registered)*	24,172	287,676	6,073	0.0	(a)

	25,285	642,413	(1,263)	(0.0	)(a)

Pharmaceuticals
Galenica AG* (b)	5,432	291,202	9,126	0.0	(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	29

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued

Common Stocks — continued
Pharmaceuticals — continued
Roche Holding AG	92	22,398	89	0.0	(a)

	5,524	313,600	9,215	0.0	(a)

Real Estate Management & Development
PSP Swiss Property AG (Registered)	184	17,754	(26)	(0.0	)(a)
Swiss Prime Site AG (Registered)*	254	20,610	(9)	(0.0	)(a)

	438	38,364	(35)	(0.0	)(a)

Total Long Positions of Total Return Basket Swap	34,103	1,483,857	18,137	0.0	(a)

Short Positions

Common Stocks
Chemicals
Clariant AG (Registered)*	(714)	(15,389)	(19)	(0.0	)(a)
EMS-Chemie Holding AG (Registered)	(44)	(24,242)	6	0.0	(a)

	(758)	(39,631)	(13)	(0.0	)(a)

Household Durables
Forbo Holding AG (Registered)	(111)	(162,925)	1,651	0.0	(a)

Machinery
Schindler Holding AG	(178)	(37,534)	(80)	(0.0	)(a)

Marine
Kuehne + Nagel International AG (Registered)	(100)	(13,898)	37	0.0	(a)

Semiconductors & Semiconductor Equipment
ams AG*	(3,349)	(130,468)	30,606	0.0	(a)

Total Short Positions of Total Return Basket Swap	(4,496)	(384,456)	32,201	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swap	29,607	1,099,401	50,338	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (3.50)% to 0.35%), which is denominated in JPY based on the local currencies of the positions within the swaps.	12/11/2018 – 11/19/2019	$(5,421,379)	$151,098	$—	$151,098

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Chemicals
Mitsubishi Chemical Holdings Corp.	10,900	84,970	(4,319)	(0.0	)(a)
Mitsubishi Gas Chemical Co., Inc.	4,100	68,823	(3,740)	(0.0	)(a)

	15,000	153,793	(8,059)	(0.0	)(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

30	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued

Common Stocks — continued
Construction & Engineering
Taisei Corp.	2,200	94,091	(3,982)	(0.0	)(a)

Diversified Telecommunication Services
Nippon Telegraph & Telephone Corp.	600	24,743	(1,818)	(0.0	)(a)

Interactive Media & Services
Mixi, Inc.	2,800	61,180	(2,793)	(0.0	)(a)

Oil, Gas & Consumable Fuels
JXTG Holdings, Inc.	14,700	99,327	(4,843)	(0.0	)(a)

Pharmaceuticals
Astellas Pharma, Inc.	8,800	135,962	(11,322)	(0.0	)(a)
Shionogi & Co. Ltd.	2,700	172,648	(3,755)	(0.0	)(a)

	11,500	308,610	(15,077)	(0.0	)(a)

Trading Companies & Distributors
Sumitomo Corp.	8,700	131,950	(4,292)	(0.0	)(a)

Wireless Telecommunication Services
NTT DOCOMO, Inc.	5,200	128,954	(5,268)	(0.0	)(a)

Total Long Positions of Total Return Basket Swap	60,700	1,002,648	(46,132)	0.0	(a)

Short Positions

Common Stocks
Auto Components
Toyo Tire & Rubber Co. Ltd.	(1,600)	(26,691)	(1,562)	(0.0	)(a)

Banks
Japan Post Bank Co. Ltd.	(16,800)	(195,867)	(5,428)	(0.0	)(a)

Chemicals
Air Water, Inc.	(11,900)	(192,769)	(5,969)	(0.0	)(a)
Kansai Paint Co. Ltd.	(9,600)	(141,852)	6,527	0.0	(a)
Toray Industries, Inc.	(27,600)	(195,775)	5,094	0.0	(a)

	(49,100)	(530,396)	5,652	0.0	(a)

Commercial Services & Supplies
Park24 Co. Ltd.	(7,700)	(202,573)	18,529	0.0	(a)

Construction & Engineering
JGC Corp.	(9,000)	(174,212)	17,617	0.0	(a)

Consumer Finance
Aiful Corp.*	(67,200)	(177,232)	18,111	0.0	(a)

Electric Utilities
Hokkaido Electric Power Co., Inc.	(34,300)	(200,185)	18,075	0.0	(a)

Electronic Equipment, Instruments & Components
Alps Electric Co. Ltd.	(7,800)	(183,868)	6,440	0.0	(a)
Murata Manufacturing Co. Ltd.	(1,200)	(186,762)	(13,305)	(0.0	)(a)

	(9,000)	(370,630)	(6,865)	(0.0	)(a)

Food & Staples Retailing
Aeon Co. Ltd.	(8,500)	(195,094)	2,463	0.0	(a)
Tsuruha Holdings, Inc.	(1,700)	(177,429)	4,420	0.0	(a)

	(10,200)	(372,523)	6,883	0.0	(a)

Food Products
Nissin Foods Holdings Co. Ltd.	(3,100)	(199,886)	2,870	0.0	(a)
Yamazaki Baking Co. Ltd.*	(10,700)	(192,869)	(880)	(0.0	)(a)

	(13,800)	(392,755)	1,990	0.0	(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	31

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)

Short Positions — continued

Common Stocks — continued
Hotels, Restaurants & Leisure
HIS Co. Ltd.	(5,000)	(152,282)	7,277	0.0	(a)
Kyoritsu Maintenance Co. Ltd.	(3,200)	(142,166)	(7,881)	(0.0	)(a)
Resorttrust, Inc.	(1,900)	(29,261)	(1,481)	(0.0	)(a)

	(10,100)	(323,709)	(2,085)	(0.0	)(a)

Household Durables
Fujitsu General Ltd.	(2,500)	(37,450)	(1,971)	(0.0	)(a)

Industrial Conglomerates
Keihan Holdings Co. Ltd.	(5,900)	(223,882)	(1,917)	(0.0	)(a)
Toshiba Corp.*	(6,900)	(206,811)	(2,565)	(0.0	)(a)

	(12,800)	(430,693)	(4,482)	(0.0	)(a)

Insurance
Japan Post Insurance Co. Ltd.	(8,100)	(192,916)	6,650	0.0	(a)

Interactive Media & Services
LINE Corp.*	(4,700)	(149,845)	17,395	0.0	(a)
Yahoo Japan Corp.	(64,800)	(202,163)	14,918	0.0	(a)

	(69,500)	(352,008)	32,313	0.0	(a)

IT Services
GMO internet, Inc.	(9,300)	(132,901)	621	0.0	(a)

Machinery
FANUC Corp.	(1,200)	(208,761)	(4,668)	(0.0	)(a)
Nabtesco Corp.	(8,500)	(186,582)	(9,466)	(0.0	)(a)

	(9,700)	(395,343)	(14,134)	(0.0	)(a)

Marine
Kawasaki Kisen Kaisha Ltd.*	(10,000)	(133,255)	19,712	0.0	(a)
Mitsui OSK Lines Ltd.	(7,100)	(172,562)	3,813	0.0	(a)
Nippon Yusen KK	(11,300)	(182,223)	8,355	0.0	(a)

	(28,400)	(488,040)	31,880	0.0	(a)

Metals & Mining
Dowa Holdings Co. Ltd.	(6,500)	(189,171)	(4,028)	(0.0	)(a)

Multiline Retail
Marui Group Co. Ltd.	(7,200)	(155,029)	1,214	0.0	(a)

Road & Rail
Keio Corp.	(3,700)	(200,962)	48	0.0	(a)
Odakyu Electric Railway Co. Ltd.	(8,400)	(177,582)	11,806	0.0	(a)
Tokyu Corp.	(12,700)	(209,810)	3,142	0.0	(a)

	(24,800)	(588,354)	14,996	0.0	(a)

Semiconductors & Semiconductor Equipment
Renesas Electronics Corp.*	(29,100)	(153,298)	14,078	0.0	(a)

Trading Companies & Distributors
MonotaRO Co. Ltd.	(7,300)	(160,940)	35,089	0.1

Transportation Infrastructure
Mitsubishi Logistics Corp.	(7,900)	(181,111)	14,087	0.0	(a)

Total Short Positions of Total Return Basket Swap	(451,900)	(6,424,027)	197,230	0.1

Total of Long and Short Positions of Total Return Basket Swap	(391,200)	(5,421,379)	151,098	0.1

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

32	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month BBR on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.35)% to 0.00%), which is denominated in AUD based on the local currencies of the positions within the swaps.	11/18/2019	$311,653	$(1,560)	$—	$(1,560)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Food & Staples Retailing
Metcash Ltd.	39,581	77,360	279	0.0	(a)

Media
Nine Entertainment Co. Holdings Ltd.	86,032	103,322	361	0.0	(a)

Metals & Mining
Sandfire Resources NL	46,206	218,479	886	0.0	(a)

Oil, Gas & Consumable Fuels
Beach Energy Ltd.	223,950	278,951	(167)	(0.0	)(a)
Santos Ltd.	54,393	255,298	(465)	(0.0	)(a)
Whitehaven Coal Ltd.	26,081	90,091	515	0.0	(a)

	304,424	624,340	(117)	(0.0	)(a)

Total Long Positions of Total Return Basket Swap	476,243	1,023,501	1,409	0.0	(a)

Short Positions

Common Stocks
Building Products
Reliance Worldwide Corp. Ltd.	(59,257)	(211,105)	(20,329)	(0.0	)(a)

Chemicals
Nufarm Ltd.	(42,066)	(170,109)	3,831	0.0	(a)

Hotels, Restaurants & Leisure
Domino’s Pizza Enterprises Ltd.	(3,517)	(134,795)	364	0.0	(a)
Star Entertainment Grp Ltd. (The)	(7,686)	(25,919)	(268)	(0.0	)(a)

	(11,203)	(160,714)	96	0.0	(a)

IT Services
NEXTDC Ltd.*	(40,648)	(169,920)	13,433	0.0	(a)

Total Short Positions of Total Return Basket Swap	(153,174)	(711,848)	(2,969)	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swap	323,069	311,653	(1,560)	0.0	(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	33

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month LIBOR on long positions, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in GBP based on the local currencies of the positions within the swaps.	3/29/2019	$1,068,570	$46,670	$—	$46,670

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Biotechnology
Shire plc	14,161	854,629	35,988	0.0	(a)

Capital Markets
NEX Group plc	14,752	213,941	10,682	0.0	(a)
Sole Realisation Co. plc*‡	153	—	—	0.0

	14,905	213,941	10,682	0.0	(a)

Total Long Positions of Total Return Basket Swap	29,066	1,068,570	46,670	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month BA on long positions and short positions respectively, which is denominated in CAD based on the local currencies of the positions within the swaps.	12/18/2019	$25,835	$(565)	$—	$(565)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Position

Common Stocks
Oil, Gas & Consumable Fuels
Enbridge Income Fund Holdings, Inc.	7,737	179,078	(1,249)	(0.0	)(a)

Short Position

Common Stocks
Oil, Gas & Consumable Fuels
Enbridge, Inc.	(4,918)	(153,243)	684	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swap	2,819	25,835	(565)	0.0	(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

34	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of short equity positions and pays or receives the net of one month LIBOR on short positions, plus or minus a specified spread (rates range from (0.35)% to 0.00%), which is denominated in JPY based on the local currencies of the positions within the swaps.	5/27/2019	$(489,223)	$2,806	$—	$2,806

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Position

Common Stocks
Pharmaceuticals
Takeda Pharmaceutical Co. Ltd.	(11,800)	(489,223)	2,806	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month BBR on long positions, which is denominated in AUD based on the local currencies of the positions within the swaps.	11/18/2019	$658,861	$2,694	$—	$2,694

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Position

Common Stocks
Health Care Providers & Services
Healthscope Ltd.	439,143	658,861	2,694	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month LIBOR on long positions, which is denominated in USD based on the local currencies of the positions within the swaps.	11/18/2019	$65	$(334)	$—	$(334)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Position

Common Stocks
Media
Media General, Inc. CVR‡	1,329	65	(334)	0.0	(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	35

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
UBS	The Fund receives the total return on a portfolio of short equity positions and pays or receives the net of one month LIBOR on short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in USD based on the local currencies of the positions within the swaps.	9/12/2019	$(29,442,419)	$664,398	$2,242,982	$2,907,380

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions

Common Stocks
Aerospace & Defense
Cubic Corp.	(3,143)	(206,212)	5,563	0.0	(a)
Kratos Defense & Security Solutions, Inc.*	(16,424)	(205,793)	15,767	0.0	(a)
Mercury Systems, Inc.*	(4,588)	(214,994)	(195)	(0.0	)(a)
TransDigm Group, Inc.*	(57)	(18,824)	(30)	(0.0	)(a)
Triumph Group, Inc.	(11,522)	(210,276)	1,208	0.0	(a)

	(35,734)	(856,099)	22,313	0.0	(a)

Air Freight & Logistics
Air Transport Services Group, Inc.*	(10,753)	(210,759)	8,736	0.0	(a)
United Parcel Service, Inc.	(1,914)	(203,917)	15,676	0.0	(a)

	(12,667)	(414,676)	24,412	0.0	(a)

Airlines
American Airlines Group, Inc.	(5,994)	(210,269)	(19,349)	(0.0	)(a)

Auto Components
Cooper Tire & Rubber Co.	(5,207)	(160,844)	(32,513)	(0.0	)(a)
Gentherm, Inc.*	(3,761)	(164,130)	(17,980)	(0.0	)(a)
Veoneer, Inc.*	(4,068)	(136,604)	21,948	0.0	(a)

	(13,036)	(461,578)	(28,545)	(0.0	)(a)

Banks
First Republic Bank	(2,307)	(209,914)	(2,330)	(0.0	)(a)

Beverages
Brown-Forman Corp.	(4,466)	(206,954)	4,924	0.0	(a)
Coca-Cola Bottling Co. Consolidated	(1,201)	(207,329)	(6,030)	(0.0	)(a)
National Beverage Corp.*	(1,993)	(184,253)	15,884	0.0	(a)

	(7,660)	(598,536)	14,778	0.0	(a)

Capital Markets
Cboe Global Markets, Inc.	(1,856)	(209,450)	(17,725)	(0.0	)(a)
MarketAxess Holdings, Inc.	(956)	(200,444)	(14,292)	(0.0	)(a)
WisdomTree Investments, Inc.	(26,430)	(205,361)	(11,629)	(0.0	)(a)

	(29,242)	(615,255)	(43,646)	(0.0	)(a)

Chemicals
Albemarle Corp.	(2,139)	(212,232)	(7,148)	(0.0	)(a)
GCP Applied Technologies, Inc.*	(7,700)	(199,969)	(11,165)	(0.0	)(a)
International Flavors & Fragrances, Inc.	(1,423)	(205,851)	(11,100)	(0.0	)(a)
NewMarket Corp.	(536)	(206,875)	(2,846)	(0.0	)(a)
PQ Group Holdings, Inc.*	(13,415)	(215,311)	536	0.0	(a)
RPM International, Inc.	(3,332)	(203,818)	(5,263)	(0.0	)(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

36	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued

Common Stocks — continued
Chemicals — continued
Valvoline, Inc.	(10,320)	(205,574)	221	0.0	(a)

	(38,865)	(1,449,630)	(36,765)	(0.0	)(a)

Commercial Services & Supplies
ABM Industries, Inc.	(6,688)	(205,656)	7,141	0.0	(a)
Brink’s Co. (The)	(3,171)	(210,301)	(9,302)	(0.0	)(a)
Covanta Holding Corp.	(979)	(14,381)	(32)	(0.0	)(a)
Healthcare Services Group, Inc.	(592)	(24,029)	492	0.0	(a)

	(11,430)	(454,367)	(1,701)	(0.0	)(a)

Communications Equipment
Acacia Communications, Inc.*	(4,954)	(170,764)	21,401	0.0	(a)
ADTRAN, Inc.	(15,142)	(203,508)	5,575	0.0	(a)
Extreme Networks, Inc.*	(40,654)	(225,630)	(14,522)	(0.0	)(a)
Finisar Corp.*	(12,588)	(210,094)	11,329	0.0	(a)
Infinera Corp.*	(10,548)	(58,436)	355	0.0	(a)
ViaSat, Inc.*	(199)	(12,688)	(61)	(0.0	)(a)

	(84,085)	(881,120)	24,077	0.0	(a)

Construction Materials
Martin Marietta Materials, Inc.	(1,239)	(212,216)	(10,174)	(0.0	)(a)
Summit Materials, Inc.*	(16,306)	(220,131)	4,790	0.0	(a)
Vulcan Materials Co.	(2,100)	(212,394)	(12,445)	(0.0	)(a)

	(19,645)	(644,741)	(17,829)	(0.0	)(a)

Consumer Finance
LendingClub Corp.*	(25,472)	(82,275)	5,449	0.0	(a)

Diversified Telecommunication Services
Cincinnati Bell, Inc.*	(14,807)	(210,112)	(14,251)	(0.0	)(a)
Zayo Group Holdings, Inc.*	(7,014)	(209,578)	12,300	0.0	(a)

	(21,821)	(419,690)	(1,951)	(0.0	)(a)

Electronic Equipment, Instruments & Components
Cognex Corp.	(4,950)	(212,058)	4,083	0.0	(a)
Fitbit, Inc.*	(47,001)	(222,315)	3,759	0.0	(a)
II-VI, Inc.*	(5,750)	(214,072)	13,136	0.0	(a)

	(57,701)	(648,445)	20,978	0.0	(a)

Energy Equipment & Services
Baker Hughes a GE Co.	(7,621)	(203,404)	25,724	0.0	(a)
C&J Energy Services, Inc.*	(11,573)	(217,341)	15,434	0.0	(a)
Ensco plc	(29,805)	(212,808)	26,837	0.0	(a)
Forum Energy Technologies, Inc.*	(23,634)	(211,761)	5,862	0.0	(a)
Keane Group, Inc.*	(17,764)	(223,293)	(6,395)	(0.0	)(a)
Patterson-UTI Energy, Inc.	(13,417)	(223,259)	(4,830)	(0.0	)(a)
Select Energy Services, Inc.*	(21,685)	(207,309)	7,787	0.0	(a)
Weatherford International plc*	(100,840)	(136,134)	28,978	0.0	(a)

	(226,339)	(1,635,309)	99,397	0.0	(a)

Entertainment
Netflix, Inc.*	(278)	(83,895)	1,281	0.0	(a)

Equity Real Estate Investment Trusts (REITs)
Alexander & Baldwin, Inc.	(10,099)	(197,334)	6,362	0.0	(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	37

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued

Common Stocks — continued
Food & Staples Retailing
PriceSmart, Inc.	(3,043)	(213,466)	17,971	0.0	(a)

Food Products
Kraft Heinz Co. (The)	(3,560)	(195,693)	2,029	0.0	(a)

Gas Utilities
Southwest Gas Holdings, Inc.	(2,747)	(212,260)	5,686	0.0	(a)
Spire, Inc.	(2,810)	(203,950)	3,962	0.0	(a)

	(5,557)	(416,210)	9,648	0.0	(a)

Health Care Equipment & Supplies
Heska Corp.*	(1,991)	(199,538)	(259)	(0.0	)(a)
Hologic, Inc.*	(5,243)	(204,425)	11,063	0.0	(a)
Insulet Corp.*	(522)	(46,046)	(193)	(0.0	)(a)
iRhythm Technologies, Inc.*	(2,595)	(200,490)	14,091	0.0	(a)
Nevro Corp.*	(1,398)	(68,166)	3,695	0.0	(a)
Penumbra, Inc.*	(1,552)	(211,072)	7,512	0.0	(a)
ViewRay, Inc.*	(24,600)	(212,790)	(14,802)	(0.0	)(a)
Wright Medical Group NV*	(4,580)	(123,568)	5,464	0.0	(a)

	(42,481)	(1,266,095)	26,571	0.0	(a)

Health Care Technology
Evolent Health, Inc.*	(7,093)	(157,465)	19,577	0.0	(a)
Medidata Solutions, Inc.*	(2,950)	(207,385)	1,741	0.0	(a)
Omnicell, Inc.*	(2,895)	(204,676)	(17,602)	(0.0	)(a)
Teladoc Health, Inc.*	(3,125)	(216,688)	(3,469)	(0.0	)(a)

	(16,063)	(786,214)	247	0.0	(a)

Hotels, Restaurants & Leisure
Caesars Entertainment Corp.*	(20,343)	(174,746)	20,475	0.0	(a)
Eldorado Resorts, Inc.*	(2,955)	(107,858)	31,796	0.0	(a)
Golden Entertainment, Inc.*	(9,281)	(168,636)	21,577	0.0	(a)

	(32,579)	(451,240)	73,848	0.0	(a)

Household Durables
Installed Building Products, Inc.*	(5,373)	(163,661)	2,687	0.0	(a)
iRobot Corp.*	(470)	(41,440)	1,217	0.0	(a)
Mohawk Industries, Inc.*	(1,334)	(166,390)	28,568	0.0	(a)

	(7,177)	(371,491)	32,472	0.0	(a)

Household Products
Spectrum Brands Holdings, Inc.	(3,201)	(207,905)	4,167	0.0	(a)

Independent Power and Renewable Electricity Producers
Ormat Technologies, Inc.	(3,839)	(196,442)	954	0.0	(a)
TerraForm Power, Inc.	(18,087)	(203,840)	(1,628)	(0.0	)(a)

	(21,926)	(400,282)	(674)	(0.0	)(a)

Insurance
Alleghany Corp.	(355)	(213,242)	2,091	0.0	(a)
Arch Capital Group Ltd.*	(7,451)	(211,385)	(5,588)	(0.0	)(a)
Markel Corp.*	(189)	(206,622)	5,791	0.0	(a)
ProAssurance Corp.	(4,668)	(205,019)	683	0.0	(a)
Willis Towers Watson plc	(1,440)	(206,150)	(6,379)	(0.0	)(a)

	(14,103)	(1,042,418)	(3,402)	(0.0	)(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

38	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued

Common Stocks — continued
Interactive Media & Services
Snap, Inc.*	(15,978)	(105,615)	1,822	0.0	(a)
TrueCar, Inc.*	(17,793)	(202,484)	5,008	0.0	(a)

	(33,771)	(308,099)	6,830	0.0	(a)

Internet & Direct Marketing Retail
Groupon, Inc.*	(50,371)	(164,713)	(3,224)	(0.0	)(a)
Overstock.com, Inc.*	(5,349)	(107,622)	27,066	0.0	(a)
Wayfair, Inc.*	(285)	(31,433)	175	0.0	(a)

	(56,005)	(303,768)	24,017	0.0	(a)

IT Services
Gartner, Inc.*	(1,461)	(215,527)	(3,413)	(0.0	)(a)
GTT Communications, Inc.*	(17)	(610)	1	0.0	(a)
InterXion Holding NV*	(3,628)	(213,580)	6,764	0.0	(a)
Twilio, Inc.*	(2,362)	(177,670)	(8,243)	(0.0	)(a)

	(7,468)	(607,387)	(4,891)	(0.0	)(a)

Leisure Products
Mattel, Inc.*	(11,993)	(162,865)	5,731	0.0	(a)

Machinery
Albany International Corp.	(3,093)	(216,448)	(705)	(0.0	)(a)
CIRCOR International, Inc.*	(6,589)	(214,208)	23,803	0.0	(a)
Evoqua Water Technologies Corp.*	(23,031)	(221,098)	62,582	0.1
Gardner Denver Holdings, Inc.*	(8,009)	(216,724)	(26,195)	(0.0	)(a)
John Bean Technologies Corp.	(2,051)	(213,242)	874	0.0	(a)
Mueller Water Products, Inc.	(20,130)	(206,534)	10,268	0.0	(a)
REV Group, Inc.	(19,747)	(215,440)	24,993	0.0	(a)
Wabtec Corp.	(2,427)	(199,062)	33,861	0.0	(a)

	(85,077)	(1,702,756)	129,481	0.1

Media
Altice USA, Inc.	(13,516)	(220,446)	14,085	0.0	(a)
Charter Communications, Inc.*	(657)	(210,483)	(3,174)	(0.0	)(a)
EW Scripps Co. (The)	(12,568)	(211,394)	232	0.0	(a)
GCI Liberty, Inc.*	(4,257)	(201,484)	(10,100)	(0.0	)(a)
Liberty Broadband Corp.*	(850)	(70,490)	(2,584)	(0.0	)(a)
Liberty Global plc*	(8,483)	(217,419)	(3,027)	(0.0	)(a)
New York Times Co. (The)	(8,009)	(211,438)	(8,691)	(0.0	)(a)

	(48,340)	(1,343,154)	(13,259)	(0.0	)(a)

Metals & Mining
AK Steel Holding Corp.*	(59,355)	(219,614)	39,567	0.1
Coeur Mining, Inc.*	(15,675)	(74,927)	7,467	0.0	(a)
Compass Minerals International, Inc.	(1,198)	(58,115)	(879)	(0.0	)(a)
Constellium NV*	(23,554)	(213,399)	16,231	0.0	(a)
Hecla Mining Co.	(84,448)	(202,675)	33,894	0.0	(a)
TimkenSteel Corp.*	(13,932)	(162,029)	9,613	0.0	(a)

	(198,162)	(930,759)	105,893	0.1

Multi-Utilities
Dominion Energy, Inc.	(2,396)	(171,122)	1,941	0.0	(a)

Oil, Gas & Consumable Fuels
Concho Resources, Inc.*	(1,530)	(212,808)	(2,391)	(0.0	)(a)
Extraction Oil & Gas, Inc.*	(5,404)	(43,178)	13,456	0.0	(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	39

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued

Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
Golar LNG Ltd.	(7,884)	(211,133)	5,851	0.0	(a)
Matador Resources Co.*	(7,203)	(207,735)	19,453	0.0	(a)
Parsley Energy, Inc.*	(1,894)	(44,357)	1,966	0.0	(a)
QEP Resources, Inc.*	(24,383)	(217,253)	29,592	0.0	(a)
SemGroup Corp.	(11,229)	(207,624)	22,817	0.0	(a)

	(59,527)	(1,144,088)	90,744	0.0	(a)

Pharmaceuticals
Aerie Pharmaceuticals, Inc.*	(1,067)	(56,743)	4,213	0.0	(a)
Collegium Pharmaceutical, Inc.*	(12,575)	(201,829)	10,689	0.0	(a)
Intra-Cellular Therapies, Inc.*	(12,575)	(213,523)	16,706	0.0	(a)
Medicines Co. (The)*	(5,395)	(125,488)	21,472	0.0	(a)
Nektar Therapeutics*	(2,193)	(84,825)	(4,460)	(0.0	)(a)
Revance Therapeutics, Inc.*	(9,114)	(198,412)	22,785	0.0	(a)
Theravance Biopharma, Inc.*	(8,343)	(202,485)	36,268	0.1
WaVe Life Sciences Ltd.*	(3,764)	(175,741)	8,017	0.0	(a)
Zogenix, Inc.*	(4,912)	(205,125)	(12,920)	(0.0	)(a)

	(59,938)	(1,464,171)	102,770	0.1

Real Estate Management & Development
Redfin Corp.*	(8,853)	(136,779)	9,119	0.0	(a)

Road & Rail
AMERCO	(64)	(20,895)	291	0.0	(a)
Heartland Express, Inc.	(10,692)	(208,173)	2,670	0.0	(a)
Hertz Global Holdings, Inc.*	(14,871)	(204,476)	15,188	0.0	(a)

	(25,627)	(433,544)	18,149	0.0	(a)

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.*	(5,730)	(104,343)	5,923	0.0	(a)
Cree, Inc.*	(5,219)	(202,602)	(6,054)	(0.0	)(a)
MACOM Technology Solutions Holdings, Inc.*	(5,620)	(79,074)	(1,395)	(0.0	)(a)
MaxLinear, Inc.*	(12,213)	(237,054)	(24,543)	(0.0	)(a)
Power Integrations, Inc.	(3,771)	(212,383)	(7,485)	(0.0	)(a)
Universal Display Corp.	(1,921)	(236,302)	(13,242)	(0.0	)(a)

	(34,474)	(1,071,758)	(46,796)	(0.0	)(a)

Software
Benefitfocus, Inc.*	(5,670)	(201,455)	(20,129)	(0.0	)(a)
Box, Inc.*	(11,885)	(213,930)	7,075	0.0	(a)
Cloudera, Inc.*	(15,691)	(215,908)	(7,167)	(0.0	)(a)
FireEye, Inc.*	(11,976)	(221,436)	(9,581)	(0.0	)(a)
Instructure, Inc.*	(6,081)	(227,065)	(32,973)	(0.0	)(a)
MINDBODY, Inc.*	(1,726)	(54,956)	(110)	(0.0	)(a)
Nutanix, Inc.*	(1,268)	(52,635)	(4,425)	(0.0	)(a)
PROS Holdings, Inc.*	(1,321)	(43,487)	(1,325)	(0.0	)(a)

	(55,618)	(1,230,872)	(68,635)	(0.0	)(a)

Specialty Retail
CarMax, Inc.*	(351)	(23,836)	316	0.0	(a)
Floor & Decor Holdings, Inc.*	(6,496)	(166,168)	7,316	0.0	(a)
L Brands, Inc.	(5,111)	(165,698)	(8,280)	(0.0	)(a)
Murphy USA, Inc.*	(1,965)	(158,438)	(1,825)	(0.0	)(a)
National Vision Holdings, Inc.*	(3,993)	(165,430)	1,318	0.0	(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

40	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued

Common Stocks — continued
Specialty Retail — continued
Ulta Beauty, Inc.*	(619)	(169,928)	(434)	(0.0	)(a)

	(18,535)	(849,498)	(1,589)	(0.0	)(a)

Technology Hardware, Storage & Peripherals
Cray, Inc.*	(10,149)	(230,281)	(24,678)	(0.0	)(a)
Pure Storage, Inc.*	(1,625)	(32,792)	168	0.0	(a)

	(11,774)	(263,073)	(24,510)	(0.0	)(a)

Textiles, Apparel & Luxury Goods
Skechers U.S.A., Inc.*	(5,796)	(165,592)	(10,468)	(0.0	)(a)

Thrifts & Mortgage Finance
Kearny Financial Corp.	(15,530)	(200,958)	2,485	0.0	(a)
LendingTree, Inc.*	(1,069)	(215,607)	11,633	0.0	(a)

	(16,599)	(416,565)	14,118	0.0	(a)

Tobacco
Philip Morris International, Inc.	(2,213)	(194,899)	(1,217)	(0.0	)(a)
Vector Group Ltd.	(15,111)	(204,301)	(4,685)	(0.0	)(a)

	(17,324)	(399,200)	(5,902)	(0.0	)(a)

Trading Companies & Distributors
Herc Holdings, Inc.*	(6,605)	(211,756)	1,442	0.0	(a)
MRC Global, Inc.*	(13,551)	(214,512)	15,648	0.0	(a)
NOW, Inc.*	(16,383)	(210,358)	33,310	0.0	(a)
SiteOne Landscape Supply, Inc.*	(972)	(66,135)	(2,249)	(0.0	)(a)

	(37,511)	(702,761)	48,151	0.0	(a)

Transportation Infrastructure
Macquarie Infrastructure Corp.	(5,487)	(202,745)	25,831	0.0	(a)

Water Utilities
American Water Works Co., Inc.	(148)	(13,102)	129	0.0	(a)
Aqua America, Inc.	(6,290)	(204,614)	27,736	0.0	(a)

	(6,438)	(217,716)	27,865	0.0	(a)

Total Short Positions of Total Return Basket Swap	(1,558,778)	(29,442,419)	664,398	0.3

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
UBS	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in EUR based on the local currencies of the positions within the swaps.	9/12/2019	$12,867,906	$(98,441)	$(109,022)	$(207,463)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	41

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Aerospace & Defense
Dassault Aviation SA	174	288,724	(744)	(0.0	)(a)

Auto Components
Cie Plastic Omnium SA	8,287	230,397	(11,727)	(0.0	)(a)
Faurecia SA	4,564	221,255	4,122	0.0	(a)

	12,851	451,652	(7,605)	(0.0	)(a)

Automobiles
Peugeot SA	9,340	222,019	6,388	0.0	(a)

Capital Markets
AURELIUS Equity Opportunities SE & Co. KGaA	6,161	286,553	(920)	(0.0	)(a)

Chemicals
Arkema SA	2,710	284,316	(8,544)	(0.0	)(a)
Covestro AG (b)	4,466	288,007	(5,925)	(0.0	)(a)

	7,176	572,323	(14,469)	(0.0	)(a)

Construction & Engineering
ACS Actividades de Construccion y Servicios SA	7,508	281,110	(818)	(0.0	)(a)
Eiffage SA	2,915	284,684	(12,292)	(0.0	)(a)
HOCHTIEF AG	1,911	283,188	(5,089)	(0.0	)(a)
Maire Tecnimont SpA	66,086	288,885	7,947	0.0	(a)

	78,420	1,137,867	(10,252)	(0.0	)(a)

Diversified Telecommunication Services
Deutsche Telekom AG (Registered)	17,498	286,996	(1,378)	(0.0	)(a)
DNA OYJ	15,125	296,406	(27,417)	(0.0	)(a)
Orange SA	17,938	279,983	(3,502)	(0.0	)(a)

	50,561	863,385	(32,297)	(0.0	)(a)

Electric Utilities
Endesa SA	12,926	270,271	3,718	0.0	(a)
Red Electrica Corp. SA	13,786	285,459	4,975	0.0	(a)
Terna Rete Elettrica Nazionale SpA	53,649	277,123	4,982	0.0	(a)
Verbund AG	7,111	286,234	(9,062)	(0.0	)(a)

	87,472	1,119,087	4,613	0.0	(a)

Electrical Equipment
Schneider Electric SE	3,937	284,689	8,328	0.0	(a)
Signify NV (b)	11,628	286,450	237	0.0	(a)

	15,565	571,139	8,565	0.0	(a)

Food & Staples Retailing
Koninklijke Ahold Delhaize NV	12,421	284,323	4,034	0.0	(a)

Gas Utilities
Italgas SpA	54,838	282,939	1,848	0.0	(a)

Health Care Equipment & Supplies
Koninklijke Philips NV	7,756	289,267	(21,510)	(0.0	)(a)

Independent Power and Renewable Electricity Producers
ERG SpA	15,161	282,815	(16,559)	(0.0	)(a)
Uniper SE	9,543	275,395	(14,735)	(0.0	)(a)

	24,704	558,210	(31,294)	(0.0	)(a)

Industrial Conglomerates
Rheinmetall AG	3,345	289,489	(2,471)	(0.0	)(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

42	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued

Common Stocks — continued
Insurance
Aegon NV	47,598	291,902	4,846	0.0	(a)
Ageas	5,717	286,050	3,634	0.0	(a)
ASR Nederland NV	6,003	272,520	(4,344)	(0.0	)(a)
NN Group NV	6,305	270,725	(6,426)	(0.0	)(a)
Poste Italiane SpA (b)	40,041	287,310	8,016	0.0	(a)
UnipolSai Assicurazioni SpA	130,533	284,986	5,068	0.0	(a)

	236,197	1,693,493	10,794	0.0	(a)

IT Services
Amadeus IT Group SA	3,584	288,600	(3,579)	(0.0	)(a)
CANCOM SE	7,389	301,277	2,991	0.0	(a)

	10,973	589,877	(588)	(0.0	)(a)

Machinery
Fincantieri SpA	194,893	283,937	(8,782)	(0.0	)(a)
Valmet OYJ	12,730	289,847	15,598	0.0	(a)

	207,623	573,784	6,816	0.0	(a)

Media
Eutelsat Communications SA	13,410	271,614	(54,492)	(0.1)
Mediaset Espana Comunicacion SA	41,680	283,417	1,608	0.0	(a)
ProSiebenSat.1 Media SE	12,339	284,926	(5,620)	(0.0	)(a)
Publicis Groupe SA	4,874	282,141	(12,908)	(0.0	)(a)

	72,303	1,122,098	(71,412)	(0.1)

Metals & Mining
Aurubis AG	4,753	288,505	(5,259)	(0.0	)(a)
Eramet	3,078	283,350	11,670	0.0	(a)

	7,831	571,855	6,411	0.0	(a)

Multi-Utilities
A2A SpA	178,062	286,921	(3,351)	(0.0	)(a)
Engie SA	21,588	286,844	954	0.0	(a)
Hera SpA	103,602	285,929	(961)	(0.0	)(a)
Iren SpA	129,066	279,655	(1,212)	(0.0	)(a)

	432,318	1,139,349	(4,570)	(0.0	)(a)

Oil, Gas & Consumable Fuels
Enagas SA	10,602	281,096	4,105	0.0	(a)
Eni SpA	15,697	278,775	6,864	0.0	(a)
Galp Energia SGPS SA	16,444	285,932	(6,257)	(0.0	)(a)
Neste OYJ	3,464	284,446	3,197	0.0	(a)
OMV AG	5,381	298,821	(936)	(0.0	)(a)
Repsol SA	16,037	286,563	(8,288)	(0.0	)(a)
Saras SpA	145,664	284,271	(5,013)	(0.0	)(a)
TOTAL SA	4,813	282,405	(5,569)	(0.0	)(a)

	218,102	2,282,309	(11,897)	(0.0	)(a)

Paper & Forest Products
Ence Energia y Celulosa SA	32,534	273,280	(3,217)	(0.0	)(a)
UPM-Kymmene OYJ	8,941	287,442	(13,261)	(0.0	)(a)

	41,475	560,722	(16,478)	(0.0	)(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	43

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued

Common Stocks — continued
Pharmaceuticals
Bayer AG (Registered)	3,741	286,757	(41,817)	(0.0	)(a)
Merck KGaA	2,588	276,924	5,298	0.0	(a)
Sanofi	3,278	292,924	3,970	0.0	(a)
UCB SA	3,314	278,310	3,877	0.0	(a)

	12,921	1,134,915	(28,672)	(0.0	)(a)

Real Estate Management & Development
Grand City Properties SA	11,858	286,677	617	0.0	(a)
LEG Immobilien AG	2,591	283,220	(9,629)	(0.0	)(a)
Nexity SA	5,877	281,043	(10,195)	(0.0	)(a)
TAG Immobilien AG	12,529	285,813	(2,763)	(0.0	)(a)

	32,855	1,136,753	(21,970)	(0.0	)(a)

Semiconductors & Semiconductor Equipment
BE Semiconductor Industries NV	13,675	292,344	9,722	0.0	(a)
Siltronic AG	3,114	285,195	(29,053)	(0.0	)(a)

	16,789	577,539	(19,331)	(0.0	)(a)

Textiles, Apparel & Luxury Goods
Christian Dior SE	599	231,734	8,890	0.0	(a)

Total Long Positions of Total Return Basket Swap	1,660,770	18,831,405	(238,121)	(0.1)

Short Positions

Common Stocks
Air Freight & Logistics
bpost SA	(13,823)	(209,786)	(4,996)	(0.0	)(a)

Auto Components
Brembo SpA	(10,284)	(113,853)	328	0.0	(a)
Gestamp Automocion SA (b)	(26,304)	(166,780)	(192)	(0.0	)(a)
Nokian Renkaat OYJ	(3,925)	(124,848)	22,978	0.0	(a)

	(40,513)	(405,481)	23,114	0.0	(a)

Banks
Commerzbank AG*	(18,203)	(171,398)	7,057	0.0	(a)

Capital Markets
Banca Generali SpA	(8,460)	(162,892)	26,447	0.0	(a)

Chemicals
K+S AG (Registered)	(9,492)	(176,760)	10,440	0.0	(a)
OCI NV*	(2,481)	(70,492)	5,383	0.0	(a)
Umicore SA	(3,520)	(165,697)	(103)	(0.0	)(a)

	(15,493)	(412,949)	15,720	0.0	(a)

Commercial Services & Supplies
Elis SA	(9,857)	(198,758)	(8,008)	(0.0	)(a)

Diversified Financial Services
Wendel SA	(1,492)	(193,328)	(2,132)	(0.0	)(a)

Diversified Telecommunication Services
Cellnex Telecom SA (b)	(7,923)	(197,095)	(2,485)	(0.0	)(a)
Iliad SA	(388)	(44,847)	4,133	0.0	(a)

	(8,311)	(241,942)	1,648	0.0	(a)

Electrical Equipment
Siemens Gamesa Renewable Energy SA*	(15,192)	(168,251)	579	0.0	(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

44	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued

Common Stocks — continued
Energy Equipment & Services
CGG SA*	(85,005)	(205,629)	10,322	0.0	(a)

Food Products
Kerry Group plc	(2,013)	(206,342)	(1,595)	(0.0	)(a)

Health Care Providers & Services
Orpea	(1,673)	(205,968)	(5,357)	(0.0	)(a)

Hotels, Restaurants & Leisure
Sodexo SA	(1,588)	(162,098)	(5,378)	(0.0	)(a)

Internet & Direct Marketing Retail
Delivery Hero SE* (b)	(3,664)	(147,531)	2,267	0.0	(a)
Rocket Internet SE* (b)	(5,545)	(160,103)	(7,631)	(0.0	)(a)
Zalando SE* (b)	(1,344)	(51,953)	(2,455)	(0.0	)(a)

	(10,553)	(359,587)	(7,819)	(0.0	)(a)

IT Services
Bechtle AG	(1,952)	(173,352)	11,132	0.0	(a)
Indra Sistemas SA*	(21,083)	(208,372)	7,411	0.0	(a)

	(23,035)	(381,724)	18,543	0.0	(a)

Life Sciences Tools & Services
MorphoSys AG*	(571)	(52,873)	2,601	0.0	(a)

Machinery
Duerr AG	(4,780)	(170,332)	(5,089)	(0.0	)(a)
GEA Group AG	(848)	(25,767)	136	0.0	(a)
Outotec OYJ*	(36,934)	(142,854)	64,223	0.0	(a)

	(42,562)	(338,953)	59,270	0.0	(a)

Media
Altice Europe NV*	(27,345)	(65,055)	8,301	0.0	(a)

Metals & Mining
AMG Advanced Metallurgical Group NV	(4,437)	(211,107)	(7,668)	(0.0	)(a)
Bekaert SA	(8,345)	(180,232)	1,876	0.0	(a)
thyssenkrupp AG	(486)	(10,187)	920	0.0	(a)

	(13,268)	(401,526)	(4,872)	(0.0	)(a)

Multi-Utilities
E.ON SE	(18,929)	(183,044)	(1,789)	(0.0	)(a)
RWE AG	(8,264)	(160,770)	4,217	0.0	(a)
Suez	(13,757)	(198,435)	535	0.0	(a)

	(40,950)	(542,249)	2,963	0.0	(a)

Pharmaceuticals
Orion OYJ	(5,427)	(186,685)	3,043	0.0	(a)

Professional Services
Bureau Veritas SA	(8,078)	(182,240)	(5,031)	(0.0	)(a)

Semiconductors & Semiconductor Equipment
SOITEC*	(2,517)	(179,348)	7,392	0.0	(a)

Specialty Retail
Industria de Diseno Textil SA	(4,722)	(133,088)	(1,457)	(0.0	)(a)

Transportation Infrastructure
Aeroports de Paris	(934)	(195,349)	(675)	(0.0	)(a)

Total Short Positions of Total Return Basket Swap	(401,585)	(5,963,499)	139,680	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swap	1,259,185	12,867,906	(98,441)	(0.1)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	45

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
UBS	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in JPY based on the local currencies of the positions within the swaps.	9/12/2019	$8,910,956	$(484,795)	$767,983	$283,188

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Auto Components
Keihin Corp.	11,200	220,527	(2,222)	(0.0	)(a)
Showa Corp.	13,500	185,779	1,314	0.0	(a)
TS Tech Co. Ltd.	7,500	215,851	(342)	(0.0	)(a)

	32,200	622,157	(1,250)	(0.0	)(a)

Beverages
Kirin Holdings Co. Ltd.	11,000	262,488	3,547	0.0	(a)

Chemicals
Asahi Kasei Corp.	22,700	272,365	(27,698)	(0.0	)(a)
Daicel Corp.	24,600	260,244	(6,110)	(0.0	)(a)
KH Neochem Co. Ltd.*	7,300	207,326	(34,225)	(0.1)
Mitsubishi Chemical Holdings Corp.	23,600	183,971	(12,633)	(0.0	)(a)
Mitsubishi Gas Chemical Co., Inc.	9,300	156,111	(10,680)	(0.0	)(a)
Sumitomo Bakelite Co. Ltd.	6,000	216,644	(14,307)	(0.0	)(a)
Sumitomo Chemical Co. Ltd.	54,000	270,507	(13,014)	(0.0	)(a)
Tokuyama Corp.	9,700	216,909	(27,729)	(0.0	)(a)
Tosoh Corp.	19,300	254,100	(27,663)	(0.0	)(a)
Ube Industries Ltd.	10,800	235,253	(19,913)	(0.0	)(a)

	187,300	2,273,430	(193,972)	(0.1)

Construction & Engineering
Hazama Ando Corp.	37,400	258,261	(6,361)	(0.0	)(a)
Kyowa Exeo Corp.	9,700	261,470	(6,883)	(0.0	)(a)
Kyudenko Corp.	7,100	258,323	(3,621)	(0.0	)(a)
Maeda Corp.	21,900	247,463	(9,059)	(0.0	)(a)
Sumitomo Mitsui Construction Co. Ltd.*	42,600	267,246	(9,207)	(0.0	)(a)
Taisei Corp.	4,100	175,351	(6,414)	(0.0	)(a)

	122,800	1,468,114	(41,545)	(0.0	)(a)

Diversified Financial Services
Mitsubishi UFJ Lease & Finance Co. Ltd.	48,800	250,794	(20,557)	(0.0	)(a)
ORIX Corp.	18,000	293,238	(551)	(0.0	)(a)

	66,800	544,032	(21,108)	(0.0	)(a)

Diversified Telecommunication Services
Nippon Telegraph & Telephone Corp.	5,900	243,308	(22,853)	(0.0	)(a)

Electric Utilities
Chubu Electric Power Co., Inc.	19,200	276,877	(8,479)	(0.0	)(a)
Kansai Electric Power Co., Inc. (The)	17,900	273,968	11	0.0	(a)
Tokyo Electric Power Co. Holdings, Inc.*	51,800	265,122	4,252	0.0	(a)

	88,900	815,967	(4,216)	(0.0	)(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

46	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued

Common Stocks — continued
Electronic Equipment, Instruments & Components
Japan Aviation Electronics Industry Ltd.*	17,000	225,113	(51,305)	(0.0	)(a)
Maruwa Co. Ltd.	4,100	231,712	(9,838)	(0.0	)(a)

	21,100	456,825	(61,143)	(0.0	)(a)

Entertainment
Capcom Co. Ltd.	11,300	235,548	(28,255)	(0.0	)(a)
GungHo Online Entertainment, Inc.*	141,400	255,632	(17,791)	(0.0	)(a)

	152,700	491,180	(46,046)	(0.0	)(a)

Food & Staples Retailing
Matsumotokiyoshi Holdings Co. Ltd.	7,000	253,077	1,394	0.0	(a)

Food Products
Fuji Oil Holdings, Inc.	8,800	253,815	(10,707)	(0.0	)(a)

Health Care Providers & Services
Alfresa Holdings Corp.	10,200	272,051	(618)	(0.0	)(a)
Medipal Holdings Corp.	12,900	276,139	4,306	0.0	(a)
Suzuken Co. Ltd.	5,800	293,569	22,139	0.0	(a)

	28,900	841,759	25,827	0.0	(a)

Hotels, Restaurants & Leisure
Round One Corp.	14,900	176,726	(16,467)	(0.0	)(a)

Household Durables
Nikon Corp.	10,600	184,786	(5,501)	(0.0	)(a)
Sony Corp.	4,200	227,291	(11,772)	(0.0	)(a)
Token Corp.*	3,300	213,768	3,296	0.0	(a)

	18,100	625,845	(13,977)	(0.0	)(a)

Interactive Media & Services
Mixi, Inc.	9,400	205,389	(14,251)	(0.0	)(a)

IT Services
NET One Systems Co. Ltd.	12,100	253,329	(8,417)	(0.0	)(a)
Nihon Unisys Ltd.	11,000	241,057	(31,935)	(0.0	)(a)

	23,100	494,386	(40,352)	(0.0	)(a)

Machinery
DMG Mori Co. Ltd.	17,200	248,165	(21,452)	(0.0	)(a)
Hitachi Construction Machinery Co. Ltd.	9,200	244,264	(41,898)	(0.1)
Japan Steel Works Ltd. (The)	12,200	257,815	(15,625)	(0.0	)(a)
OKUMA Corp.	5,700	284,604	(10,591)	(0.0	)(a)
Star Micronics Co. Ltd.*	19,200	272,745	(24,609)	(0.0	)(a)
Takeuchi Manufacturing Co. Ltd.*	13,000	268,868	(15,227)	(0.0	)(a)

	76,500	1,576,461	(129,402)	(0.1)

Oil, Gas & Consumable Fuels
Cosmo Energy Holdings Co. Ltd.	7,000	257,450	(25,327)	(0.0	)(a)
JXTG Holdings, Inc.	26,800	181,087	(10,262)	(0.0	)(a)

	33,800	438,537	(35,589)	(0.0	)(a)

Pharmaceuticals
Astellas Pharma, Inc.	9,400	145,232	(10,570)	(0.0	)(a)
Kaken Pharmaceutical Co. Ltd.	5,700	285,803	(13,877)	(0.0	)(a)
Shionogi & Co. Ltd.	1,800	115,099	(3,163)	(0.0	)(a)
Sumitomo Dainippon Pharma Co. Ltd.	12,800	267,439	(30,247)	(0.1)
Taisho Pharmaceutical Holdings Co. Ltd.	2,600	277,229	(17,420)	(0.0	)(a)

	32,300	1,090,802	(75,277)	(0.1)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	47

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued

Common Stocks — continued
Road & Rail
Central Japan Railway Co.	1,400	268,672	(4,963)	(0.0	)(a)
Sankyu, Inc.	5,800	273,381	(28,506)	(0.0	)(a)
Seino Holdings Co. Ltd.	16,500	228,498	(375)	(0.0	)(a)

	23,700	770,551	(33,844)	(0.0	)(a)

Semiconductors & Semiconductor Equipment
Advantest Corp.	13,400	247,371	(16,134)	(0.0	)(a)

Specialty Retail
Aoyama Trading Co. Ltd.	7,700	232,952	(4,580)	(0.0	)(a)
Shimachu Co. Ltd.	6,800	178,253	(10,481)	(0.0	)(a)

	14,500	411,205	(15,061)	(0.0	)(a)

Technology Hardware, Storage & Peripherals
Brother Industries Ltd.	14,600	267,203	(9,859)	(0.0	)(a)

Trading Companies & Distributors
ITOCHU Corp.	14,300	265,207	(8,279)	(0.0	)(a)
Kanamoto Co. Ltd.	7,800	260,643	(9,833)	(0.0	)(a)
Marubeni Corp.	32,500	263,532	(15,420)	(0.0	)(a)
Mitsubishi Corp.	9,100	256,122	(18,801)	(0.1)
Mitsui & Co. Ltd.	15,700	262,325	(14,200)	(0.0	)(a)
Sojitz Corp.	83,700	281,480	(16,867)	(0.0	)(a)
Sumitomo Corp.	9,700	147,117	(5,890)	(0.0	)(a)

	172,800	1,736,426	(89,290)	(0.1)

Wireless Telecommunication Services
KDDI Corp.	10,600	256,518	(24,668)	(0.0	)(a)
NTT DOCOMO, Inc.	6,300	156,233	(7,870)	(0.0	)(a)

	16,900	412,751	(32,538)	(0.0	)(a)

Total Long Positions of Total Return Basket Swap	1,197,400	16,979,805	(894,113)	(0.4)

Short Positions

Common Stocks
Auto Components
Toyo Tire & Rubber Co. Ltd.	(7,900)	(131,784)	305	0.0	(a)

Banks
Seven Bank Ltd.	(71,600)	(223,768)	(2,928)	(0.0	)(a)

Building Products
TOTO Ltd.	(4,800)	(171,726)	25,196	0.0	(a)

Chemicals
Hitachi Chemical Co. Ltd.	(11,100)	(174,959)	19,433	0.0	(a)
Kansai Paint Co. Ltd.	(2,600)	(38,418)	2,551	0.0	(a)
Nippon Paint Holdings Co. Ltd.	(6,300)	(196,792)	9,627	0.0	(a)
Tokyo Ohka Kogyo Co. Ltd.*	(6,300)	(168,732)	2,206	0.0	(a)

	(26,300)	(578,901)	33,817	0.0	(a)

Commercial Services & Supplies
Sohgo Security Services Co. Ltd.	(4,500)	(200,435)	(5,145)	(0.0	)(a)
Toppan Printing Co. Ltd.	(14,500)	(204,993)	6,860	0.0	(a)

	(19,000)	(405,428)	1,715	0.0	(a)

Construction & Engineering
Chiyoda Corp.	(25,300)	(125,892)	55,864	0.1

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

48	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued

Common Stocks — continued
Containers & Packaging
FP Corp.	(3,900)	(199,865)	5,523	0.0	(a)

Electrical Equipment
GS Yuasa Corp.	(8,100)	(166,270)	10,867	0.0	(a)
Mabuchi Motor Co. Ltd.	(5,600)	(199,200)	(333)	(0.0	)(a)

	(13,700)	(365,470)	10,534	0.0	(a)

Electronic Equipment, Instruments & Components
Hirose Electric Co. Ltd.	(1,800)	(171,554)	(2,041)	(0.0	)(a)
Murata Manufacturing Co. Ltd.	(300)	(46,691)	(2,673)	(0.0	)(a)

	(2,100)	(218,245)	(4,714)	(0.0	)(a)

Food & Staples Retailing
Cosmos Pharmaceutical Corp.	(900)	(183,957)	2,945	0.0	(a)

Food Products
Calbee, Inc.	(6,200)	(205,699)	(3,099)	(0.0	)(a)
Ezaki Glico Co. Ltd.	(3,900)	(194,416)	4,696	0.0	(a)
Kewpie Corp.	(8,300)	(190,789)	(2,005)	(0.0	)(a)

	(18,400)	(590,904)	(408)	(0.0	)(a)

Hotels, Restaurants & Leisure
Resorttrust, Inc.	(8,600)	(132,444)	(612)	(0.0	)(a)
Toridoll Holdings Corp.*	(7,500)	(127,033)	9,603	0.0	(a)

	(16,100)	(259,477)	8,991	0.0	(a)

Household Durables
Fujitsu General Ltd.	(8,200)	(122,835)	5,169	0.0	(a)
Panasonic Corp.	(13,700)	(147,021)	3,832	0.0	(a)

	(21,900)	(269,856)	9,001	0.0	(a)

Industrial Conglomerates
Seibu Holdings, Inc.	(10,800)	(195,940)	3,102	0.0	(a)

Insurance
T&D Holdings, Inc.	(11,700)	(187,033)	12,592	0.0	(a)

Interactive Media & Services
LINE Corp.*	(1,000)	(31,882)	4,118	0.0	(a)

IT Services
GMO internet, Inc.	(2,500)	(35,726)	763	0.0	(a)
Itochu Techno-Solutions Corp.	(9,200)	(174,469)	15,102	0.0	(a)

	(11,700)	(210,195)	15,865	0.0	(a)

Leisure Products
Bandai Namco Holdings, Inc.	(4,000)	(142,299)	8,449	0.0	(a)

Machinery
Daifuku Co. Ltd.	(4,000)	(171,785)	12,047	0.0	(a)
Kawasaki Heavy Industries Ltd.	(7,500)	(177,738)	32,409	0.1
MISUMI Group, Inc.	(8,100)	(162,330)	19,672	0.0	(a)
Mitsui E&S Holdings Co. Ltd.*	(11,100)	(186,393)	19,654	0.0	(a)
Miura Co. Ltd.	(6,300)	(153,858)	21,345	0.0	(a)
NGK Insulators Ltd.	(12,400)	(174,519)	11,828	0.0	(a)

	(49,400)	(1,026,623)	116,955	0.1

Marine
Kawasaki Kisen Kaisha Ltd.*	(3,300)	(43,974)	911	0.0	(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	49

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued

Common Stocks — continued
Metals & Mining
Hitachi Metals Ltd.	(16,300)	(191,671)	3,722	0.0	(a)
Mitsubishi Materials Corp.	(6,800)	(188,257)	7,672	0.0	(a)
UACJ Corp.	(8,300)	(180,926)	10,619	0.0	(a)

	(31,400)	(560,854)	22,013	0.0	(a)

Multiline Retail
Don Quijote Holdings Co. Ltd.	(2,600)	(155,317)	2,449	0.0	(a)
Takashimaya Co. Ltd.	(10,000)	(157,377)	(1,995)	(0.0	)(a)

	(12,600)	(312,694)	454	0.0	(a)

Paper & Forest Products
Nippon Paper Industries Co. Ltd.	(11,000)	(199,296)	(3,607)	(0.0	)(a)

Pharmaceuticals
Nippon Shinyaku Co. Ltd.	(3,100)	(178,099)	15,441	0.0	(a)
Ono Pharmaceutical Co. Ltd.	(7,200)	(163,394)	19,043	0.0	(a)

	(10,300)	(341,493)	34,484	0.0	(a)

Professional Services
Persol Holdings Co. Ltd.	(8,400)	(159,362)	15,451	0.0	(a)

Road & Rail
Keikyu Corp.	(13,500)	(199,799)	11,544	0.0	(a)

Semiconductors & Semiconductor Equipment
Renesas Electronics Corp.*	(200)	(1,053)	136	0.0	(a)
Rohm Co. Ltd.	(2,700)	(189,822)	(9,908)	(0.0	)(a)

	(2,900)	(190,875)	(9,772)	(0.0	)(a)

Specialty Retail
Nitori Holdings Co. Ltd.	(1,100)	(143,631)	4,536	0.0	(a)

Technology Hardware, Storage & Peripherals
Seiko Epson Corp.	(12,400)	(199,779)	10,287	0.0	(a)

Wireless Telecommunication Services
SoftBank Group Corp.	(2,500)	(197,847)	16,095	0.0	(a)

Total Short Positions of Total Return Basket Swap	(429,900)	(8,068,849)	409,318	0.2

Total of Long and Short Positions of Total Return Basket Swap	767,500	8,910,956	(484,795)	(0.2)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
UBS	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day LIBID and one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in GBP based on the local currencies of the positions within the swaps.	9/12/2019	$2,554,275	$(20,675)	$(118,629)	$(139,304)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

50	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Aerospace & Defense
Meggitt plc	40,225	272,146	1,942	0.0	(a)

Air Freight & Logistics
Royal Mail plc	48,790	223,991	5,804	0.0	(a)

Airlines
Wizz Air Holdings plc* (b)	7,868	258,062	10,784	0.0	(a)

Distributors
Inchcape plc	21,590	149,115	(409)	(0.0	)(a)

Energy Equipment & Services
Hunting plc	29,690	254,752	(15,679)	(0.0	)(a)
Petrofac Ltd.	19,100	140,452	(2,866)	(0.0	)(a)

	48,790	395,204	(18,545)	(0.0	)(a)

Equity Real Estate Investment Trusts (REITs)
UNITE Group plc (The)	24,402	265,694	(3,133)	(0.0	)(a)

Food & Staples Retailing
J Sainsbury plc	69,528	276,240	5,517	0.0	(a)
Wm Morrison Supermarkets plc	84,505	267,728	(1,467)	(0.0	)(a)

	154,033	543,968	4,050	0.0	(a)

Food Products
Tate & Lyle plc	31,151	267,839	6,099	0.0	(a)

Hotels, Restaurants & Leisure
Carnival plc	2,633	143,513	(3,534)	(0.0	)(a)
William Hill plc	52,989	142,444	(13,662)	(0.0	)(a)

	55,622	285,957	(17,196)	(0.0	)(a)

Household Durables
Berkeley Group Holdings plc	3,230	144,359	6,544	0.0	(a)
Persimmon plc	6,985	204,431	7,117	0.0	(a)
Redrow plc	23,163	156,397	(97)	(0.0	)(a)
Taylor Wimpey plc	99,541	204,958	4,500	0.0	(a)

	132,919	710,145	18,064	0.0	(a)

Machinery
Bodycote plc	22,086	224,288	(850)	(0.0	)(a)
Vesuvius plc	34,459	239,080	(7,446)	(0.0	)(a)

	56,545	463,368	(8,296)	(0.0	)(a)

Metals & Mining
Antofagasta plc	25,415	254,405	4,961	0.0	(a)
Centamin plc	154,714	196,471	(7,085)	(0.0	)(a)
Rio Tinto plc	3,392	164,684	2,728	0.0	(a)

	183,521	615,560	604	0.0	(a)

Multi-Utilities
Centrica plc	139,793	262,571	(431)	(0.0	)(a)

Oil, Gas & Consumable Fuels
BP plc	39,849	287,858	5,196	0.0	(a)
Royal Dutch Shell plc	8,233	268,502	1,926	0.0	(a)
Tullow Oil plc*	94,429	270,923	(13,826)	(0.0	)(a)

	142,511	827,283	(6,704)	(0.0	)(a)

Pharmaceuticals
Hikma Pharmaceuticals plc	11,601	281,382	16,774	0.0	(a)

Total Long Positions of Total Return Basket Swap	1,099,361	5,822,285	9,407	0.0	(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	51

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)

Short Positions

Common Stocks
Banks
Metro Bank plc*	(5,140)	(145,863)	18,556	0.0	(a)

Containers & Packaging
DS Smith plc	(32,991)	(165,535)	5,123	0.0	(a)
RPC Group plc	(18,548)	(180,791)	2,657	0.0	(a)

	(51,539)	(346,326)	7,780	0.0	(a)

Diversified Telecommunication Services
BT Group plc	(62,768)	(192,196)	4,315	0.0	(a)
Inmarsat plc	(29,927)	(174,038)	19,196	0.0	(a)

	(92,695)	(366,234)	23,511	0.0	(a)

Electrical Equipment
Melrose Industries plc	(76,482)	(164,635)	(4,079)	(0.0	)(a)

Energy Equipment & Services
John Wood Group plc	(20,251)	(184,573)	5,528	0.0	(a)

Health Care Providers & Services
NMC Health plc	(4,389)	(197,898)	(21,958)	(0.0	)(a)
Spire Healthcare Group plc (b)	(137,804)	(206,790)	(8,155)	(0.0	)(a)

	(142,193)	(404,688)	(30,113)	(0.0	)(a)

Household Durables
Crest Nicholson Holdings plc	(32,371)	(141,011)	(17,022)	(0.0	)(a)

Metals & Mining
Fresnillo plc	(566)	(6,138)	375	0.0	(a)

Multi-Utilities
National Grid plc	(19,490)	(205,893)	(1,889)	(0.0	)(a)

Professional Services
Capita plc*	(108,685)	(177,999)	(5,972)	(0.0	)(a)

Real Estate Management & Development
Capital & Counties Properties plc	(57,534)	(183,571)	(7,998)	(0.0	)(a)

Software
AVEVA Group plc	(5,231)	(174,978)	3,445	0.0	(a)
Sage Group plc (The)	(30,482)	(211,938)	5,155	0.0	(a)

	(35,713)	(386,916)	8,600	0.0	(a)

Specialty Retail
Kingfisher plc	(41,680)	(135,342)	(2,929)	(0.0	)(a)

Trading Companies & Distributors
Travis Perkins plc	(15,170)	(214,257)	(25,285)	(0.0	)(a)

Water Utilities
Severn Trent plc	(8,608)	(204,564)	855	0.0	(a)

Total Short Positions of Total Return Basket Swap	(708,117)	(3,268,010)	(30,082)	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swap	391,244	2,554,275	(20,675)	0.0	(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

52	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
UBS	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day CORRA and one month CDOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.15%), which is denominated in CAD based on the local currencies of the positions within the swaps.	9/12/2019	$2,463,093	$(11,315)	$(519,209)	$(530,524)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Auto Components
Magna International, Inc.	4,531	223,065	9,717	0.0	(a)
Banks
Canadian Imperial Bank of Commerce	3,355	289,716	(5,254)	(0.0	)(a)
Chemicals
Methanex Corp.	4,431	286,940	(33,243)	(0.0	)(a)
Food & Staples Retailing
Empire Co. Ltd.	15,858	288,503	11,894	0.0	(a)
IT Services
CGI Group, Inc.*	4,797	296,248	8,754	0.0	(a)
Leisure Products
BRP, Inc.	5,839	234,899	(17,665)	(0.0	)(a)
Metals & Mining
Hudbay Minerals, Inc.	79,693	312,973	(32,215)	(0.0	)(a)
Teck Resources Ltd.	14,897	307,909	(1,125)	(0.0	)(a)

	94,590	620,882	(33,340)	(0.0	)(a)

Oil, Gas & Consumable Fuels
Enerplus Corp.	31,346	291,685	(29,979)	(0.1)
Imperial Oil Ltd.	9,106	284,431	(14,703)	(0.0	)(a)
Parex Resources, Inc.*	19,860	289,199	(23,340)	(0.0	)(a)
Suncor Energy, Inc.	8,647	290,061	(12,557)	(0.0	)(a)

	68,959	1,155,376	(80,579)	(0.1)

Paper & Forest Products
Canfor Corp.*	19,551	280,838	(12,599)	(0.0	)(a)
Interfor Corp.*	26,268	290,525	(25,360)	(0.0	)(a)
Norbord, Inc.	11,646	296,978	(3,722)	(0.0	)(a)
West Fraser Timber Co. Ltd.	5,649	283,813	9,098	0.0	(a)

	63,114	1,152,154	(32,583)	(0.0	)(a)

Real Estate Management & Development
First Capital Realty, Inc.	19,513	291,113	10,132	0.0	(a)

Textiles, Apparel & Luxury Goods
Gildan Activewear, Inc.	7,871	235,272	4,127	0.0	(a)

Thrifts & Mortgage Finance
Genworth MI Canada, Inc.	9,427	309,424	23,893	0.0	(a)

Total Long Positions of Total Return Basket Swap	302,285	5,383,592	(134,147)	(0.1)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	53

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)

Short Positions

Common Stocks
Capital Markets
Thomson Reuters Corp.	(4,227)	(196,732)	188	0.0	(a)

Construction & Engineering
SNC-Lavalin Group, Inc.	(5,053)	(180,403)	3,459	0.0	(a)

Diversified Financial Services
Onex Corp.	(2,917)	(191,778)	(6,411)	(0.0	)(a)

Entertainment
Cineplex, Inc.	(5,412)	(149,190)	(441)	(0.0	)(a)

Food Products
Saputo, Inc.	(6,386)	(194,571)	(7,063)	(0.0	)(a)

Gas Utilities
AltaGas Ltd.	(10,322)	(129,765)	31,090	0.0	(a)

Metals & Mining
Agnico Eagle Mines Ltd.	(496)	(17,520)	737	0.0	(a)
Goldcorp, Inc.	(2,117)	(19,120)	3,875	0.0	(a)
Kinross Gold Corp.*	(70,015)	(181,892)	17,122	0.0	(a)
Yamana Gold, Inc.	(76,825)	(174,490)	31,090	0.0	(a)

	(149,453)	(393,022)	52,824	0.0	(a)

Multi-Utilities
Algonquin Power & Utilities Corp.	(20,670)	(206,315)	927	0.0	(a)
Canadian Utilities Ltd.	(8,606)	(204,159)	(6,821)	(0.0	)(a)

	(29,276)	(410,474)	(5,894)	(0.0	)(a)

Oil, Gas & Consumable Fuels
ARC Resources Ltd.	(19,154)	(178,380)	8,949	0.0	(a)
Pembina Pipeline Corp.	(5,854)	(189,345)	6,992	0.0	(a)
PrairieSky Royalty Ltd.	(11,299)	(171,659)	15,860	0.1
Seven Generations Energy Ltd.*	(18,345)	(196,626)	2,715	0.0	(a)
TransCanada Corp.	(4,883)	(184,125)	11,129	0.0	(a)
Whitecap Resources, Inc.	(31,568)	(154,429)	9,435	0.0	(a)

	(91,103)	(1,074,564)	55,080	0.1

Total Short Positions of Total Return Basket Swap	(304,149)	(2,920,499)	122,832	0.1

Total of Long and Short Positions of Total Return Basket Swap	(1,864)	2,463,093	(11,315)	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
UBS	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in CHF based on the local currencies of the positions within the swaps.	9/12/2019	$413,029	$17,892	$(54,937)	$(37,045)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

54	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Diversified Telecommunication Services
Sunrise Communications Group AG* (b)	1,427	125,607	(4,867)	(0.0	)(a)

Food Products
Barry Callebaut AG (Registered)	141	275,595	3,251	0.0	(a)

Health Care Equipment & Supplies
Sonova Holding AG (Registered)	1,423	232,069	7,120	0.0	(a)

Machinery
Georg Fischer AG (Registered)	233	216,771	(916)	(0.0	)(a)

Pharmaceuticals
Roche Holding AG	1,092	265,856	6,262	0.0	(a)

Real Estate Management & Development
PSP Swiss Property AG (Registered)	2,794	269,585	3,662	0.0	(a)
Swiss Prime Site AG (Registered)*	3,266	265,014	3,635	0.0	(a)

	6,060	534,599	7,297	0.0	(a)

Total Long Positions of Total Return Basket Swap	10,376	1,650,497	18,147	0.0	(a)

Short Positions

Common Stocks
Air Freight & Logistics
Panalpina Welttransport Holding AG (Registered)	(1,710)	(208,963)	4,009	0.0	(a)

Chemicals
Clariant AG (Registered)*	(8,962)	(193,157)	2,960	0.0	(a)
EMS-Chemie Holding AG (Registered)	(335)	(184,575)	(4,581)	(0.0	)(a)

	(9,297)	(377,732)	(1,621)	(0.0	)(a)

Machinery
Schindler Holding AG	(826)	(174,174)	8,771	0.0	(a)

Marine
Kuehne + Nagel International AG (Registered)	(1,385)	(192,494)	(6,856)	(0.0	)(a)

Professional Services
DKSH Holding AG	(3,019)	(203,541)	(4,956)	(0.0	)(a)

Semiconductors & Semiconductor Equipment
ams AG*	(2,068)	(80,564)	398	0.0	(a)

Total Short Positions of Total Return Basket Swap	(18,305)	(1,237,468)	(255)	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swap	(7,929)	413,029	17,892	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
UBS	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month BBSW on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in AUD based on the local currencies of the positions within the swaps.	9/12/2019	$591,922	$(43,665)	$(108,395)	$(152,060)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	55

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Airlines
Qantas Airways Ltd.	59,893	232,490	(4,195)	(0.0	)(a)

Food & Staples Retailing
Metcash Ltd.	89,086	174,115	(8,823)	(0.0	)(a)

IT Services
Computershare Ltd.	19,186	269,423	(5,300)	(0.0	)(a)

Media
Nine Entertainment Co. Holdings Ltd.	125,170	150,326	(17,212)	(0.0	)(a)

Metals & Mining
Alumina Ltd.	148,296	269,132	(1,723)	(0.0	)(a)
Iluka Resources Ltd.	41,151	236,339	(15,669)	(0.0	)(a)
Sandfire Resources NL	7,882	37,269	(620)	(0.0	)(a)

	197,329	542,740	(18,012)	(0.0	)(a)

Oil, Gas & Consumable Fuels
Whitehaven Coal Ltd.	49,481	170,921	(23,919)	(0.0	)(a)
Woodside Petroleum Ltd.	11,575	284,980	(10,074)	(0.0	)(a)

	61,056	455,901	(33,993)	(0.0	)(a)

Total Long Positions of Total Return Basket Swap	551,720	1,824,995	(87,535)	0.0	(a)

Short Positions

Common Stocks
Chemicals
Orica Ltd.	(16,433)	(200,217)	(6,012)	(0.0	)(a)

Construction Materials
Boral Ltd.	(43,679)	(174,007)	18,095	0.0	(a)

Containers & Packaging
Amcor Ltd.	(19,990)	(188,630)	(1,487)	(0.0	)(a)

Diversified Financial Services
Challenger Ltd.	(23,587)	(171,781)	20,463	0.0	(a)

Hotels, Restaurants & Leisure
Domino’s Pizza Enterprises Ltd.	(900)	(34,494)	92	0.0	(a)
Star Entertainment Grp Ltd. (The)	(38,221)	(128,887)	2,928	0.0	(a)
Tabcorp Holdings Ltd.	(47,061)	(154,440)	6,519	0.0	(a)

	(86,182)	(317,821)	9,539	0.0	(a)

Transportation Infrastructure
Qube Holdings Ltd.	(103,866)	(180,617)	3,272	0.0	(a)

Total Short Positions of Total Return Basket Swap	(293,737)	(1,233,073)	43,870	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swap	257,983	591,922	(43,665)	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
UBS	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in USD based on the local currencies of the positions within the swaps.	9/12/2019	$26,417,585	$(495,603)	$(1,193,030)	$(1,688,633)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

56	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Aerospace & Defense
Engility Holdings, Inc.*	19,547	606,543	(11,142)	(0.0	)(a)

Automobiles
Fiat Chrysler Automobiles NV*	26,400	398,904	(10,032)	(0.0	)(a)

Banks
Green Bancorp, Inc.	26,651	493,044	(62,097)	(0.0	)(a)
Guaranty Bancorp	7,425	193,198	(12,029)	(0.0	)(a)
MB Financial, Inc.	38,990	1,730,766	25,344	0.0	(a)

	73,066	2,417,008	(48,782)	(0.0	)(a)

Biotechnology
Amgen, Inc.	2,400	462,696	(23,832)	(0.0	)(a)
Celgene Corp.*	5,900	422,440	(54,775)	(0.0	)(a)
Ironwood Pharmaceuticals, Inc.*	39,200	513,520	(145,349)	(0.1)
Spark Therapeutics, Inc.*	3,200	143,968	(9,062)	(0.0	)(a)

	50,700	1,542,624	(233,018)	(0.1)

Building Products
Apogee Enterprises, Inc.	3,500	126,350	(5,040)	(0.0	)(a)

Capital Markets
BGC Partners, Inc.	58,700	621,633	(19,648)	(0.0	)(a)

Chemicals
KMG Chemicals, Inc.	14,736	1,105,495	6,631	0.0	(a)

Commercial Services & Supplies
KAR Auction Services, Inc.	11,900	677,586	1,071	0.0	(a)
LSC Communications, Inc.	3,700	34,891	(314)	(0.0	)(a)

	15,600	712,477	757	0.0	(a)

Communications Equipment
NETGEAR, Inc.*	11,600	643,568	1,390	0.0	(a)
NetScout Systems, Inc.*	15,800	399,108	17,222	0.0	(a)
Oclaro, Inc.*	197,185	1,620,861	(88,733)	(0.0	)(a)

	224,585	2,663,537	(70,121)	(0.0	)(a)

Containers & Packaging
Bemis Co., Inc.	34,932	1,598,838	9,047	0.0	(a)

Diversified Financial Services
Voya Financial, Inc.	10,300	450,728	(28,127)	(0.0	)(a)

Electronic Equipment, Instruments & Components
Electro Scientific Industries, Inc.*	23,200	672,800	10,458	0.0	(a)
Keysight Technologies, Inc.*	8,500	485,180	2,064	0.0	(a)
Orbotech Ltd.*	28,412	1,589,367	33,086	0.0	(a)

	60,112	2,747,347	45,608	0.0	(a)

Energy Equipment & Services
Basic Energy Services, Inc.*	2,131	16,558	(2,664)	(0.0	)(a)

Entertainment
Pandora Media, Inc.*	271,112	2,304,452	(20,114)	(0.0	)(a)

Food & Staples Retailing
Kroger Co. (The)	13,400	398,784	32,160	0.0	(a)

Health Care Providers & Services
Aetna, Inc.	9,973	1,978,643	(28,329)	(0.0	)(a)
DaVita, Inc.*	6,500	437,710	(10,465)	(0.0	)(a)
Express Scripts Holding Co.*	32,955	3,195,647	26,594	0.0	(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	57

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued

Common Stocks — continued
Health Care Providers & Services — continued
Henry Schein, Inc.*	9,200	763,600	(2,668)	(0.0	)(a)

	58,628	6,375,600	(14,868)	(0.0	)(a)

Hotels, Restaurants & Leisure
Hilton Worldwide Holdings, Inc.	6,200	441,254	(3,862)	(0.0	)(a)
Sonic Corp.	14,100	610,248	282	0.0	(a)

	20,300	1,051,502	(3,580)	(0.0	)(a)

Insurance
Stewart Information Services Corp.	13,923	574,741	(20,351)	(0.0	)(a)

IT Services
Travelport Worldwide Ltd.	8,000	119,680	(2,880)	(0.0	)(a)

Leisure Products
Brunswick Corp.	12,200	634,278	(79,292)	(0.1)

Machinery
American Railcar Industries, Inc.*	4,038	282,297	36	0.0	(a)
Trinity Industries, Inc.	22,200	633,810	(114,910)	(0.1)

	26,238	916,107	(114,874)	(0.1)

Media
AMC Networks, Inc.*	7,300	427,634	(1,898)	(0.0	)(a)

Multi-Utilities
SCANA Corp.	46,680	1,869,534	(9,803)	(0.0	)(a)

Oil, Gas & Consumable Fuels
Antero Resources Corp.*	6,600	104,874	(14,850)	(0.0	)(a)
Arch Coal, Inc.	4,300	412,370	12,298	0.0	(a)
Energen Corp.*	43,988	3,165,816	(379,056)	(0.2)
EQT Corp.	19,100	648,827	(150,057)	(0.1)

	73,988	4,331,887	(531,665)	(0.3)

Semiconductors & Semiconductor Equipment
Applied Materials, Inc.	13,100	430,728	(7,472)	(0.0	)(a)

Software
CommVault Systems, Inc.*	2,000	116,440	(4,260)	(0.0	)(a)
Imperva, Inc.*	38,207	2,114,757	(382)	(0.0	)(a)
Red Hat, Inc.*	16,675	2,862,097	36,034	0.0	(a)
SendGrid, Inc.*	58,614	2,128,861	118,088	0.1

	115,496	7,222,155	149,480	0.1

Specialty Retail
Asbury Automotive Group, Inc.*	1,800	117,180	10,908	0.0	(a)
Children’s Place, Inc. (The)	3,500	522,900	55,230	0.1
Shoe Carnival, Inc.	10,100	411,373	23,230	0.0	(a)
Sleep Number Corp.*	12,500	454,625	42,625	0.0	(a)

	27,900	1,506,078	131,993	0.1

Technology Hardware, Storage & Peripherals
Stratasys Ltd.*	25,100	478,406	(31,626)	(0.0	)(a)

Thrifts & Mortgage Finance
Beneficial Bancorp, Inc.	13,702	214,162	(8,495)	(0.0	)(a)

Total Long Positions of Total Return Basket Swap	1,341,376	43,863,770	(899,816)	(0.4)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

58	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)

Short Positions

Common Stocks
Banks
Fifth Third Bancorp	(53,708)	(1,449,579)	(31,151)	(0.0	)(a)
Independent Bank Group, Inc.	(3,308)	(191,566)	12,174	0.0	(a)
Veritex Holdings, Inc.*	(20,843)	(491,061)	61,904	0.0	(a)

	(77,859)	(2,132,206)	42,927	0.0	(a)

Capital Markets
CME Group, Inc.	(4,010)	(734,792)	(5,293)	(0.0	)(a)

Commercial Services & Supplies
Quad/Graphics, Inc.	(1,700)	(26,231)	136	0.0	(a)

Communications Equipment
Lumentum Holdings, Inc.*	(5,818)	(317,954)	44,042	0.0	(a)

Energy Equipment & Services
Key Energy Services, Inc.*	(1,610)	(14,571)	402	0.0	(a)

Health Care Providers & Services
Cigna Corp.	(9,185)	(1,963,845)	(9,832)	(0.0	)(a)
CVS Health Corp.	(11,894)	(861,007)	24,223	0.0	(a)

	(21,079)	(2,824,852)	14,391	0.0	(a)

Insurance
Fidelity National Financial, Inc.	(8,291)	(277,334)	12,365	0.0	(a)

IT Services
Science Applications International Corp.	(8,708)	(605,293)	13,497	0.0	(a)
Twilio, Inc.*	(25,781)	(1,939,247)	(109,885)	(0.0	)(a)

	(34,489)	(2,544,540)	(96,388)	(0.0	)(a)

Media
Sirius XM Holdings, Inc.	(386,649)	(2,327,627)	(16,745)	(0.0	)(a)

Multi-Utilities
Dominion Energy, Inc.	(27,885)	(1,991,547)	22,587	0.0	(a)

Oil, Gas & Consumable Fuels
Diamondback Energy, Inc.	(28,054)	(3,152,147)	381,598	0.2

Semiconductors & Semiconductor Equipment
Cabot Microelectronics Corp.	(2,918)	(284,855)	(4,231)	(0.0	)(a)
KLA-Tencor Corp.	(7,032)	(643,709)	(1,101)	(0.0	)(a)

	(9,950)	(928,564)	(5,332)	(0.0	)(a)

Thrifts & Mortgage Finance
WSFS Financial Corp.	(4,087)	(173,820)	9,523	0.0	(a)

Total Short Positions of Total Return Basket Swap	(611,481)	(17,446,185)	404,213	0.2

Total of Long and Short Positions of Total Return Basket Swap	729,895	26,417,585	(495,603)	(0.2)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
UBS	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month LIBOR on long positions positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in GBP based on the local currencies of the positions within the swaps.	9/12/2019	$1,739,368	$66,566	$196,040	$262,606

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	59

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Capital Markets
NEX Group plc	76,474	1,109,064	55,376	0.0	(a)
Sole Realisation Co. plc*‡	698	—	(638)	(0.0	)(a)

	77,172	1,109,064	54,738	0.0	(a)

Insurance
Prudential plc	31,478	630,304	11,828	0.0	(a)

Total Long Positions of Total Return Basket Swap	108,650	1,739,368	66,566	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
UBS	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in JPY based on the local currencies of the positions within the swaps.	9/12/2019	$708,884	$4,878	$(1,365)	$3,513

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Household Durables
Clarion Co. Ltd.*	32,100	703,746	4,660	0.0	(a)

Metals & Mining
Nisshin Steel Co. Ltd.	69,500	907,156	(52,972)	(0.0	)(a)

Total Long Positions of Total Return Basket Swap	101,600	1,610,902	(48,312)	0.0	(a)

Short Position

Common Stocks
Metals & Mining
Nippon Steel & Sumitomo Metal Corp.	(48,900)	(902,018)	53,190	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swap	52,700	708,884	4,878	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
UBS	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month BBSW on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in AUD based on the local currencies of the positions within the swaps.	9/12/2019 – 4/6/2021	$439,701	$(105,711)	$(81,541)	$(187,252)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

60	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Food & Staples Retailing
Wesfarmers Ltd.	19,705	652,585	(7,433)	(0.0	)(a)

Metals & Mining
South32 Ltd.	213,265	550,043	(31,432)	(0.0	)(a)

Software
MYOB Group Ltd.	298,031	712,718	(34,381)	(0.1)

Total Long Positions of Total Return Basket Swap	531,001	1,915,346	(73,246)	(0.1)

Short Positions

Common Stocks
Containers & Packaging
Amcor Ltd.	(156,381)	(1,475,645)	(32,465)	(0.0	)(a)

Total of Long and Short Positions of Total Return Basket Swap	374,620	439,701	(105,711)	(0.1)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
UBS	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day CORRA and one month CDOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.15%), which is denominated in CAD based on the local currencies of the positions within the swaps.	9/12/2019	$565,550	$25,141	$51,932	$77,073

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Energy Equipment & Services
Trinidad Drilling Ltd.*	171,869	216,721	(12,044)	(0.0	)(a)

Oil, Gas & Consumable Fuels
Enbridge Income Fund Holdings, Inc.	96,724	2,238,733	(88,971)	(0.1)
MEG Energy Corp.*	154,300	1,234,213	(5,595)	(0.0	)(a)

	251,024	3,472,946	(94,566)	(0.1)

Total Long Positions of Total Return Basket Swap	422,893	3,689,667	(106,610)	(0.1)

Short Positions

Common Stocks
Energy Equipment & Services
Precision Drilling Corp.*	(75,716)	(182,899)	31,312	0.0	(a)

Oil, Gas & Consumable Fuels
Enbridge, Inc.	(71,092)	(2,215,195)	72,613	0.1
Husky Energy, Inc.	(51,358)	(726,023)	27,826	0.0	(a)

	(122,450)	(2,941,218)	100,439	0.1

Total Short Positions of Total Return Basket Swap	(198,166)	(3,124,117)	131,751	0.1

Total of Long and Short Positions of Total Return Basket Swap	224,727	565,550	25,141	0.0	(a)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	61

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
UBS	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month LIBOR on long positions positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in EUR based on the local currencies of the positions within the swaps.	9/12/2019	$4,898,661	$(21,839)	$(92,066)	$(113,905)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Electric Utilities
EDP — Energias de Portugal SA	523,616	1,840,901	(20,451)	(0.0	)(a)

Pharmaceuticals
STADA Arzneimittel AG	2,810	259,822	(207)	(0.0	)(a)

Software
Gemalto NV*	49,052	2,797,938	(1,181)	(0.0	)(a)

Total Long Positions of Total Return Basket Swap	575,478	4,898,661	(21,839)	0.0	(a)

Abbreviations

AUD	— Australian Dollar
BA	— Banker’s Acceptance Rate
BBR	— Bank Base Rate
BBSW	— ASX Australia Bank Bill Short Term Rates
CAD	— Canadian Dollar
CDOR	— Canadian Dollar Offered Rate
CHF	— Swiss Franc
CORRA	— Canadian Overnight Repo Rate Average
CVR	— Contingent Value Rights
EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
GBP	— British Pound
JPY	— Japanese Yen
LIBID	— London Interbank Bid Rate
LIBOR	— London Interbank Offered Rate
OYJ	— Public Limited Company

SCA	— Limited partnership with share capital
USD	— United States Dollar

(a)	— Amount rounds to less than 0.1% of net assets.
(b)

—  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

*	— Non-income producing security.
‡	— Value determined using significant unobservable inputs.
(1)	— Notional value represents market value, as of October 31, 2018, of these positions based on the securities’ last sale or closing price on the principal exchange on which the securities are traded.
(2)	— Unrealized appreciation (depreciation) represents the unrealized gain(loss) of the positions subsequent to the swap reset.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

62	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

The following reference rates, and their values as of period-end, are used for security descriptions:

VALUE
BA	2.08%
BBR	1.85%
BBSW	1.85%
CDOR	2.08%
CHF LIBOR	(0.78)%
CORRA	1.76%
EUR LIBOR	(0.40)%
EURIBOR	(0.37)%
GBP LIBOR	0.73%
JPY LIBOR	(0.10)%
USD LIBOR	2.31%

Summary of total swap contracts outstanding as of October 31, 2018:

	NET UPFRONT PAYMENTS (RECEIPTS)($)	VALUE($)
Assets
Total return basket swaps contracts outstanding	–	3,910,823

Liabilities
Total return basket swaps contracts outstanding	–	(3,058,645)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	63

JPMorgan Event Driven ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 57.4%
Aerospace & Defense — 3.5%
Esterline Technologies Corp.*	3,414	400,667
Rockwell Collins, Inc.	2,886	369,466
Spirit AeroSystems Holdings, Inc., Class A	2,000	168,020

		938,153

Auto Components — 0.5%
Visteon Corp.*	1,500	118,560

Banks — 1.1%
CIT Group, Inc.	3,100	146,878
Commonwealth Bank of Australia (Australia)	3,006	147,808

		294,686

Biotechnology — 0.3%
Spark Therapeutics, Inc.*	1,900	85,481

Building Products — 2.6%
Advanced Drainage Systems, Inc.	6,100	169,519
Apogee Enterprises, Inc.	3,800	137,180
USG Corp.	9,477	400,119

		706,818

Capital Markets — 1.1%
Greenhill & Co., Inc.	6,100	134,505
Jefferies Financial Services, Inc.	7,200	154,584

		289,089

Commercial Services & Supplies — 0.2%
Essendant, Inc.	4,885	62,235

Communications Equipment — 0.4%
Mitel Networks Corp.*	9,715	106,671

Electronic Equipment, Instruments & Components — 0.7%
Electro Scientific Industries, Inc.*	3,000	87,000
Keysight Technologies, Inc.*	1,800	102,744

		189,744

Energy Equipment & Services — 0.2%
Seadrill Ltd. (United Kingdom)*	2,400	48,864

Entertainment — 2.0%
Madison Square Garden Co. (The), Class A*	500	138,310
Twenty-First Century Fox, Inc., Class A	8,530	388,286

		526,596

Food Products — 0.6%
Campbell Soup Co.	3,900	145,899

Health Care Equipment & Supplies — 2.6%
Danaher Corp.	1,600	159,040
K2M Group Holdings, Inc.*	4,150	113,627
NxStage Medical, Inc.*	14,351	407,281

		679,948

Health Care Providers & Services — 2.5%
Amedisys, Inc.*	1,300	143,000
LifePoint Health, Inc.*	6,226	403,818
MEDNAX, Inc.*	3,000	123,870

		670,688

INVESTMENTS	SHARES	VALUE($)

Health Care Technology — 0.3%
athenahealth, Inc.*	669	85,324

Hotels, Restaurants & Leisure — 3.1%
Hyatt Hotels Corp., Class A	2,200	152,240
Jack in the Box, Inc.	3,600	284,148
MGM Resorts International	6,000	160,080
Sonic Corp.	4,800	207,744

		804,212

Household Durables — 1.3%
Clarion Co. Ltd. (Japan)	4,400	96,463
Newell Brands, Inc.	5,400	85,752
Whirlpool Corp.	1,400	153,664

		335,879

Insurance — 4.1%
AmTrust Financial Services, Inc.	15,765	226,070
Aspen Insurance Holdings Ltd. (Bermuda)	10,135	424,454
Assured Guaranty Ltd.	4,100	163,918
Navigators Group, Inc. (The)	1,211	83,741
Stewart Information Services Corp.	100	4,128
White Mountains Insurance Group Ltd.	200	177,334

		1,079,645

Interactive Media & Services — 0.2%
XO Group, Inc.*	1,460	50,531

Internet & Direct Marketing Retail — 0.5%
Nutrisystem, Inc.	3,800	135,128

IT Services — 1.1%
Cardtronics plc, Class A*	6,100	165,676
Travelport Worldwide Ltd.	9,400	140,624

		306,300

Leisure Products — 0.4%
Amer Sports OYJ (Finland)*	2,648	98,431

Machinery — 1.3%
Allison Transmission Holdings, Inc.	3,400	149,872
American Railcar Industries, Inc.	560	39,149
Tennant Co.	2,400	146,688

		335,709

Marine — 0.2%
DryShips, Inc. (Greece)	6,000	34,980

Media — 0.8%
Fairfax Media Ltd. (Australia)	337,793	153,728
Schibsted ASA, Class A (Norway)	1,680	58,145

		211,873

Multi-Utilities — 3.7%
Avista Corp.	7,219	371,201
Innogy SE (Germany)*	4,786	199,596
Vectren Corp.	5,426	388,122

		958,919

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Oil, Gas & Consumable Fuels — 2.8%
Antero Resources Corp.*	8,300	131,887
CNX Resources Corp.*	9,400	147,110
Peabody Energy Corp.	7,900	280,055
Range Resources Corp.	9,800	155,330

		714,382

Paper & Forest Products — 1.4%
KapStone Paper and Packaging Corp.	10,851	379,785

Personal Products — 0.6%
Herbalife Nutrition Ltd.*	3,000	159,780

Pharmaceuticals — 2.7%
Eli Lilly & Co.	1,700	184,348
Endocyte, Inc.*	11,323	267,789
Green Organic Dutchman Holdings Ltd. (The) (Canada)*	27,300	64,286
Novartis AG (Registered) (Switzerland)	2,152	188,456

		704,879

Professional Services — 2.3%
Dun & Bradstreet Corp. (The)	2,882	410,051
Nielsen Holdings plc	6,600	171,468

		581,519

Real Estate Management & Development — 0.5%
Hemfosa Fastigheter AB (Sweden)	2,697	33,320
NTT Urban Development Corp. (Japan)	8,100	120,380

		153,700

Road & Rail — 1.2%
Norfolk Southern Corp.	1,000	167,830
Union Pacific Corp.	1,100	160,842

		328,672

Semiconductors & Semiconductor Equipment — 1.9%
Canadian Solar, Inc. (Canada)*	11,300	161,590
Ichor Holdings Ltd.*	6,700	118,925
Integrated Device Technology, Inc.*	4,411	206,479

		486,994

Software — 4.1%
CommVault Systems, Inc.*	2,200	128,084
Imperva, Inc.*	5,269	291,639
MYOB Group Ltd. (Australia)	41,450	99,124
Red Hat, Inc.*	2,284	392,026
Symantec Corp.	8,225	149,284

		1,060,157

Specialty Retail — 2.9%
Asbury Automotive Group, Inc.*	2,300	149,730
Dick’s Sporting Goods, Inc.	4,400	155,628
Express, Inc.*	14,600	128,626
Michaels Cos., Inc. (The)*	10,400	164,840
Rent-A-Center, Inc.*	10,162	144,808

		743,632

INVESTMENTS	SHARES	VALUE($)

Textiles, Apparel & Luxury Goods — 1.2%
Deckers Outdoor Corp.*	1,400	178,038
VF Corp.	1,700	140,896

		318,934

Trading Companies & Distributors — 0.5%
WESCO International, Inc.*	2,800	140,504

Total Common Stocks (Cost $15,835,891)		15,073,301

	PRINCIPAL AMOUNT($)
Foreign Government Securities — 1.0%
Japan Government Bond (Japan) 0.10%, 7/15/2019 (Cost $274,261)	JPY 30,900,000	274,350

	SHARES
Short-Term Investments — 42.2%
Investment Companies — 21.3%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.02% (a) (b) (Cost $5,600,338)	5,600,338	5,600,338

	PRINCIPAL AMOUNT($)
U.S. Treasury Obligations — 20.9%
U.S. Treasury Bills
2.29%, 2/28/2019 (c)	1,385,000	1,374,447
2.40%, 4/25/2019 (c)	1,390,000	1,373,699
2.45%, 6/20/2019 (c)	1,396,000	1,373,852
2.52%, 7/18/2019 (c)	1,399,000	1,373,787

Total U.S. Treasury Obligations (Cost $5,497,126)		5,495,785

Total Short-Term Investments (Cost $11,097,464)		11,096,123

Total Investments — 100.6% (Cost $27,207,616)		26,443,774
Liabilities in Excess of Other Assets — (0.6%)		(159,369)

Net Assets — 100.0%		26,284,405

Percentages indicated are based on net assets.

Abbreviations
OYJ	— Public Limited Company
JPY	— Japanese Yen

(a)	— Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	— The rate shown is the current yield as of October 31, 2018.
(c)	— The rate shown is the effective yield as of October 31, 2018.
*	— Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	65

JPMorgan Event Driven ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

Futures contracts outstanding as of October 31, 2018:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
Short Contracts
SPI 200 Index	(3)	12/2018	AUD	(308,908)	18,000

					18,000

Abbreviations

AUD	— Australian Dollar
SPI	— Australian Securities Exchange

Forward foreign currency exchange contracts outstanding as of October 31, 2018:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
USD	468,428	AUD	657,731	Citibank, NA	11/19/2018	2,570
USD	275,382	CAD	357,979	Citibank, NA	11/19/2018	3,375
USD	163,408	CHF	161,458	Citibank, NA	11/19/2018	2,851
USD	304,956	EUR	262,617	Citibank, NA	11/19/2018	7,105
USD	281,812	JPY	30,900,000	State Street Corp.	7/16/2019	1,712

Total unrealized appreciation						17,613

CAD	233,522	JPY	20,128,878	Goldman Sachs International	11/19/2018	(1,171)

Total unrealized depreciation						(1,171)

Net unrealized appreciation						16,442

Abbreviations

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc

EUR	— Euro
JPY	— Japanese Yen
USD	— United States Dollar

Over the Counter (“OTC”) Total Return Basket Swaps Outstanding at October 31, 2018
COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in USD based on the local currencies of the positions within the swaps.	12/31/2018	$3,172,333	$(155,807)	$(3,555)	$(159,362)

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Automobiles
Fiat Chrysler Automobiles NV*	7,000	105,770	(6,930)	(0.0	)(a)

Banks
Customers Bancorp, Inc.*	2,000	40,980	(5,580)	(0.0	)(a)

Capital Markets
BGC Partners, Inc.	11,400	120,726	(5,130)	(0.0	)(a)

Chemicals
Platform Specialty Products Corp.*	15,200	164,464	(3,344)	(0.0	)(a)

Commercial Services & Supplies
KAR Auction Services, Inc.	2,900	165,126	2,204	0.0	(a)

Communications Equipment
NETGEAR, Inc.*	2,700	149,796	(1,458)	(0.0	)(a)
Oclaro, Inc.*	22,818	187,564	(4,792)	(0.0	)(a)

	25,518	337,360	(6,250)	(0.0	)(a)

Containers & Packaging
Sealed Air Corp.	4,300	139,148	(16,211)	(0.1)

Electronic Equipment, Instruments & Components
Orbotech Ltd.*	3,210	179,568	289	0.0	(a)

Health Care Providers & Services
Aetna, Inc.	2,069	410,490	(10,366)	(0.0	)(a)
Express Scripts Holding Co.*	4,667	452,559	9,801	0.0	(a)
Henry Schein, Inc.*	2,300	190,900	(7,728)	(0.0	)(a)

	9,036	1,053,949	(8,293)	(0.0	)(a)

Hotels, Restaurants & Leisure
Brinker International, Inc.	3,800	164,730	(10,754)	(0.1)
Sonic Corp.	4,776	206,705	(143)	(0.0	)(a)

	8,576	371,435	(10,897)	(0.1)

Leisure Products
Brunswick Corp.	2,500	129,975	(19,300)	(0.1)

Machinery
Terex Corp.	4,400	146,916	(17,952)	(0.1)
Trinity Industries, Inc.	4,400	125,620	(39,160)	(0.1)

	8,800	272,536	(57,112)	(0.2)

Multi-Utilities
SCANA Corp.	7,885	315,794	789	0.0	(a)

Oil, Gas & Consumable Fuels
Arch Coal, Inc.	1,900	182,210	10,982	0.0	(a)
EQT Corp.	3,100	105,307	(36,208)	(0.1)

	5,000	287,517	(25,226)	(0.1)

Software
Avaya Holdings Corp.*	2,500	41,050	(7,825)	(0.0	)(a)

Specialty Retail
Sleep Number Corp.*	4,600	167,302	15,778	0.0	(a)

Technology Hardware, Storage & Peripherals
Stratasys Ltd.*	6,600	125,796	(9,636)	(0.0	)(a)

Total Long Positions of Total Return Basket Swap	127,025	4,018,496	(162,674)	(0.6)

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	67

JPMorgan Event Driven ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions

Common Stocks
Capital Markets
CME Group, Inc.	(446)	(81,725)	(1,334)	(0.0	)(a)

Communications Equipment
Lumentum Holdings, Inc.*	(1,436)	(78,477)	1,336	0.0	(a)

Health Care Providers & Services
Cigna Corp.	(1,124)	(240,323)	(4,316)	(0.0	)(a)

Multi-Utilities
Dominion Energy, Inc.	(5,222)	(372,955)	9,347	0.0	(a)

Semiconductors & Semiconductor Equipment
KLA-Tencor Corp.	(794)	(72,683)	1,834	0.0	(a)

Total Short Positions of Total Return Basket Swap	(9,022)	(846,163)	6,867	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swap	118,003	3,172,333	(155,807)	(0.6)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month LIBOR on long positions, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in GBP based on the local currencies of the positions within the swaps.	5/31/2019	$369,874	$15,489	$20	$15,509

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Biotechnology
Shire plc	1,771	106,882	8,369	0.0	(a)

Capital Markets
NEX Group plc	10,140	147,055	13,318	0.1

Insurance
Prudential plc	5,790	115,937	(6,198)	(0.0	)(a)

Total Long Positions of Total Return Basket Swap	17,701	369,874	15,489	0.1

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month BA on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.50%), which is denominated in CAD based on the local currencies of the positions within the swaps.	12/31/2018 — 11/26/2019	$89,520	$4,529	$(96)	$4,433

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Metals & Mining
Sandstorm Gold Ltd.*	5,400	19,977	(615)	(0.0	)(a)

Oil, Gas & Consumable Fuels
MEG Energy Corp.*	21,131	169,022	918	0.0	(a)

Total Long Positions of Total Return Basket Swap	26,531	188,999	303	0.0	(a)

Short Position

Common Stocks
Oil, Gas & Consumable Fuels
Husky Energy, Inc.	(7,037)	(99,479)	4,226	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swap	19,494	89,520	4,529	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month BBR on long positions, plus or minus a specified spread (rates range from 0.00% to 0.35%), which is denominated in AUD based on the local currencies of the positions within the swaps.	1/1/2019	$309,162	$(19,487)	$2,751	$(16,736)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Food & Staples Retailing
Wesfarmers Ltd.	4,642	153,732	(7,192)	(0.0	)(a)

Metals & Mining
South32 Ltd.	60,264	155,430	(12,295)	(0.1)

Total Long Positions of Total Return Basket Swap	64,906	309,162	(19,487)	(0.1)

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	69

JPMorgan Event Driven ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month EURIBOR on long positions, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in EUR based on the local currencies of the positions within the swaps.	6/28/2019	$726,513	$1,492	$33	$1,525

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Pharmaceuticals
STADA Arzneimittel AG	3,903	360,885	(560)	(0.0	)(a)

Software
Gemalto NV*	6,410	365,628	2,052	0.0	(a)

Total Long Positions of Total Return Basket Swap	10,313	726,513	1,492	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of short equity positions and pays or receives the net of one month LIBOR on short positions, plus or minus a specified spread (rates range from (0.35)% to 0.00%), which is denominated in JPY based on the local currencies of the positions within the swaps.	5/27/2019	$(62,189)	$(1,838)	$(1,223)	$(3,061)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Position

Common Stocks
Pharmaceuticals
Takeda Pharmaceutical Co. Ltd.	(1,500)	(62,189)	(1,838)	(0.0	)(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio and pays or receives the net of one month STIBOR, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in SEK based on the local currencies of the positions within the swaps.	7/31/2019	$—	$—	$(594)	$(594)

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Goldman Sachs	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one day SONIA and one month LIBOR on long positions, plus or minus a specified spread (rates range from (5.75)% to 0.30%), which is denominated in GBP based on the local currencies of the positions within the swaps.	6/7/2028	$644,831	$2,659	$69,227	$71,886

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Capital Markets
NEX Group plc	1,861	26,989	2,445	0.0	(a)

Media
Sky plc	27,997	617,842	214	0.0	(a)

Total Long Positions of Total Return Basket Swap	29,858	644,831	2,659	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Goldman Sachs	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day FEDEF and one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (1.81)% to 0.25%), which is denominated in USD based on the local currencies of the positions within the swaps.	5/24/2028 — 11/2/2028	$2,697,908	$(99,447)	$(52,588)	$(152,035)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Aerospace & Defense
Engility Holdings, Inc.*	2,626	81,485	(4,096)	(0.0	)(a)

Banks
Green Bancorp, Inc.	3,558	65,823	(15,975)	(0.1)
Guaranty Bancorp	944	24,563	(3,539)	(0.0	)(a)
MB Financial, Inc.	4,965	220,396	(7,746)	(0.0	)(a)

	9,467	310,782	(27,260)	(0.1)

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	71

JPMorgan Event Driven ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued

Common Stocks — continued
Biotechnology
Amgen, Inc.	900	173,511	(7,569)	(0.0	)(a)
Celgene Corp.*	1,800	128,880	(22,734)	(0.1)
Ironwood Pharmaceuticals, Inc.*	8,800	115,280	(34,935)	(0.2)

	11,500	417,671	(65,238)	(0.3)

Chemicals
KMG Chemicals, Inc.	1,956	146,739	2,132	0.0	(a)

Commercial Services & Supplies
LSC Communications, Inc.	481	4,536	(53)	(0.0	)(a)

Communications Equipment
NetScout Systems, Inc.*	7,000	176,820	23,871	0.1
Oclaro, Inc.*	3,358	27,603	(705)	(0.0	)(a)

	10,358	204,423	23,166	0.1

Containers & Packaging
Bemis Co., Inc.	4,549	208,208	1,899	0.0	(a)

Diversified Financial Services
Voya Financial, Inc.	3,200	140,032	(18,208)	(0.1)

Electronic Equipment, Instruments & Components
Orbotech Ltd.*	525	29,368	47	0.0	(a)
SYNNEX Corp.	3	233	(35)	(0.0	)(a)

	528	29,601	12	0.0	(a)

Energy Equipment & Services
Basic Energy Services, Inc.*	822	6,387	(2,425)	(0.0	)(a)

Entertainment
Pandora Media, Inc.*	37,430	318,155	(5,894)	(0.0	)(a)

Food & Staples Retailing
Kroger Co. (The)	5,300	157,728	10,759	0.0	(a)

Health Care Providers & Services
DaVita, Inc.*	2,400	161,616	(13,608)	(0.1)

Hotels, Restaurants & Leisure
Hilton Worldwide Holdings, Inc.	2,200	156,574	(4,906)	(0.0	)(a)
Papa John’s International, Inc.	3,100	169,074	1,643	0.0	(a)

	5,300	325,648	(3,263)	(0.0	)(a)

Industrial Conglomerates
General Electric Co.	11,500	116,150	(36,570)	(0.2)

Insurance
Stewart Information Services Corp.	1,884	77,771	(4,916)	(0.0	)(a)

Media
AMC Networks, Inc.*	2,700	158,166	2,511	0.0	(a)

Oil, Gas & Consumable Fuels
Energen Corp.*	5,407	389,142	(57,476)	(0.2)
Gulfport Energy Corp.*	15,400	140,294	(29,876)	(0.1)

	20,807	529,436	(87,352)	(0.3)

Semiconductors & Semiconductor Equipment
Applied Materials, Inc.	3,900	128,232	(6,045)	(0.0	)(a)

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued

Common Stocks — continued
Software
SendGrid, Inc.*	7,511	272,800	16,101	0.1

Specialty Retail
Children’s Place, Inc. (The)	1,300	194,220	28,561	0.1
Shoe Carnival, Inc.	4,000	162,920	15,320	0.1

	5,300	357,140	43,881	0.2

Thrifts & Mortgage Finance
Beneficial Bancorp, Inc.	1,818	28,415	(2,835)	(0.0	)(a)

Total Long Positions of Total Return Basket Swap	151,337	4,181,121	(177,302)	(0.7)

Short Positions

Common Stocks
Banks
Fifth Third Bancorp	(6,839)	(184,585)	6,633	0.0	(a)
Independent Bank Group, Inc.	(420)	(24,322)	3,566	0.0	(a)
Veritex Holdings, Inc.*	(2,782)	(65,544)	16,247	0.1

	(10,041)	(274,451)	26,446	0.1

Capital Markets
CME Group, Inc.	(81)	(14,842)	(243)	(0.0	)(a)

Commercial Services & Supplies
Quad/Graphics, Inc.	(298)	(4,598)	28	0.0	(a)

Communications Equipment
Lumentum Holdings, Inc.*	(211)	(11,531)	196	0.0	(a)

Energy Equipment & Services
Key Energy Services, Inc.*	(596)	(5,394)	1,037	0.0	(a)

Insurance
Fidelity National Financial, Inc.	(1,148)	(38,401)	4,588	0.0	(a)

IT Services
Science Applications International Corp.	(1,169)	(81,257)	4,232	0.0	(a)
Twilio, Inc.*	(3,606)	(271,244)	(16,175)	(0.0	)(a)

	(4,775)	(352,501)	(11,943)	(0.0	)(a)

Media
Sirius XM Holdings, Inc.	(53,380)	(321,348)	(2,548)	(0.0	)(a)

Oil, Gas & Consumable Fuels
Diamondback Energy, Inc.	(3,448)	(387,417)	58,340	0.2

Semiconductors & Semiconductor Equipment
Cabot Microelectronics Corp.	(387)	(37,779)	(1,312)	(0.0	)(a)
KLA-Tencor Corp.	(130)	(11,900)	301	0.0	(a)

	(517)	(49,679)	(1,011)	(0.0	)(a)

Thrifts & Mortgage Finance
WSFS Financial Corp.	(542)	(23,051)	2,965	0.0	(a)

Total Short Positions of Total Return Basket Swap	(75,037)	(1,483,213)	77,855	0.3

Total of Long and Short Positions of Total Return Basket Swap	76,300	2,697,908	(99,447)	(0.4)

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	73

JPMorgan Event Driven ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Goldman Sachs	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one day EONIA on long positions, plus or minus a specified spread of 0.30%, which is denominated in EUR based on the local currencies of the positions within the swaps.	5/17/2028	$233,681	$(2,760)	$(11,144)	$(13,904)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Position

Common Stocks
Electric Utilities
EDP — Energias de Portugal SA	66,467	233,681	(2,760)	(0.0	)(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Goldman Sachs	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day BOJ TONAR on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.30)% to 0.60%), which is denominated in JPY based on the local currencies of the positions within the swaps.	5/23/2028	$(43)	$34	$163	$197

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Position

Common Stocks
Metals & Mining
Nisshin Steel Co. Ltd.	8,900	116,168	(13,926)	(0.1)

Short Position

Common Stocks
Metals & Mining
Nippon Steel & Sumitomo Metal Corp.	(6,300)	(116,211)	13,960	0.1

Total of Long and Short Positions of Total Return Basket Swap	2,600	(43)	34	0.0	(a)

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Goldman Sachs	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day CORRA and one month BA on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.25)% to 0.25%), which is denominated in CAD based on the local currencies of the positions within the swaps.	5/23/2028 — 10/10/2028	$10,490	$744	$10,331	$11,075

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Energy Equipment & Services
Trinidad Drilling Ltd.*	23,751	29,949	(3,164)	(0.0	)(a)

Oil, Gas & Consumable Fuels
Enbridge Income Fund Holdings, Inc.	12,288	284,413	(13,322)	(0.1)

Total Long Positions of Total Return Basket Swap	36,039	314,362	(16,486)	(0.1)

Short Positions

Common Stocks
Energy Equipment & Services
Precision Drilling Corp.*	(10,463)	(25,274)	6,367	0.0	(a)

Oil, Gas & Consumable Fuels
Enbridge, Inc.	(8,941)	(278,598)	10,863	0.1

Total Short Positions of Total Return Basket Swap	(19,404)	(303,872)	17,230	0.1

Total of Long and Short Positions of Total Return Basket Swap	16,635	10,490	744	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Goldman Sachs	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day OIS-RBA on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.30)% to 0.30%), which is denominated in AUD based on the local currencies of the positions within the swaps.	5/3/2028 — 10/16/2028	$(134,163)	$(3,548)	$331	$(3,217)

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	75

JPMorgan Event Driven ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Position

Common Stocks
Health Care Providers & Services
Healthscope Ltd.	55,039	82,577	1,077	0.0	(a)

Short Position

Common Stocks
Containers & Packaging
Amcor Ltd.	(22,969)	(216,740)	(4,625)	(0.0	)(a)

Total of Long and Short Positions of Total Return Basket Swap	32,070	(134,163)	(3,548)	0.0	(a)

The following reference rates, and their values as of period-end, are used for security descriptions:

VALUE
BA	2.08%
BBR	1.85%
BOJ TONAR	(0.10)%
CORRA	1.76%
EONIA	(0.34)%
EURIBOR	(0.37)%
FEDEF	2.20%
GBP LIBOR	0.73%
JPY LIBOR	(0.10)%
OIS-RBA	1.50%
SONIA	0.70%
STIBOR	(0.46)%
USD LIBOR	2.31%

Summary of total swap contracts outstanding as of October 31, 2018:

	NET UPFRONT PAYMENTS (RECEIPTS)($)	VALUE($)
Assets
Total return basket swaps contracts outstanding	—	104,625

Liabilities

Total return basket swaps contracts outstanding	—	(348,909)

SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

Abbreviations

AUD	— Australian Dollar
BA	— Banker’s Acceptance Rate
BBR	— Bank Base Rate
BOJ	— Bank of Japan
CAD	— Canadian Dollar
CORRA	— Canadian Overnight Repo Rate Average
EONIA	— Euro Over Night Index Average
EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
FEDEF	— US Federal Fund Effective Rate (Continuous Series)
GBP	— British Pound
JPY	— Japanese Yen
LIBOR	— London Interbank Offered Rate
OIS-RBA	— Overnight Indexed Swap-Reserve Bank of Australia
SEK	— Swedish Krona

SONIA	— Sterling Overnight Index Average
STIBOR	— Stockholm Interbank Offered Rate
TONAR	— Tokyo Overnight Average Rate
USD	— United States Dollar

(a)	— Amount rounds to less than 0.1% of net assets.
*	— Non-income producing security.
(1)	— Notional value represents market value, as of October 31, 2018, of these positions based on the securities’ last sale or closing price on the principal exchange on which the securities are traded.
(2)	— Unrealized appreciation (depreciation) represents the unrealized gain(loss) of the positions subsequent to the swap reset.

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	77

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 62.9%
Aerospace & Defense — 0.4%
Boeing Co. (The)	232	82,328

Auto Components — 0.8%
Cooper-Standard Holdings, Inc.*	698	64,670
Gentex Corp.	3,003	63,213
Lear Corp.	454	60,336

		188,219

Banks — 1.6%
BankUnited, Inc.	2,236	74,012
Enterprise Financial Services Corp.	1,513	65,740
First Interstate BancSystem, Inc., Class A	1,876	77,779
Popular, Inc. (Puerto Rico)	1,732	90,081
Synovus Financial Corp.	2,000	75,120

		382,732

Building Products — 0.3%
Continental Building Products, Inc.*	2,697	75,004

Capital Markets — 0.6%
Virtus Investment Partners, Inc.	747	74,207
Waddell & Reed Financial, Inc., Class A	3,781	72,104

		146,311

Chemicals — 1.8%
CF Industries Holdings, Inc.	1,491	71,613
Eastman Chemical Co.	1,005	78,742
Huntsman Corp.	3,670	80,299
Kraton Corp.*	2,244	61,800
LyondellBasell Industries NV, Class A	766	68,381
Westlake Chemical Corp.	893	63,671

		424,506

Commercial Services & Supplies — 2.3%
Brady Corp., Class A	1,841	74,174
Deluxe Corp.	1,286	60,712
Herman Miller, Inc.	2,355	77,597
Interface, Inc.	3,859	62,863
KAR Auction Services, Inc.	1,385	78,862
Knoll, Inc.	3,371	66,914
Quad/Graphics, Inc.	2,673	41,245
Steelcase, Inc., Class A	4,792	79,547

		541,914

Communications Equipment — 1.1%
Cisco Systems, Inc.	1,851	84,683
Juniper Networks, Inc.	2,827	82,746
Motorola Solutions, Inc.	703	86,160

		253,589

Construction & Engineering — 0.7%
EMCOR Group, Inc.	1,069	75,878
Jacobs Engineering Group, Inc.	1,055	79,220

		155,098

Consumer Finance — 0.6%
Ally Financial, Inc.	2,959	75,188
Santander Consumer USA Holdings, Inc.	3,841	72,019

		147,207

INVESTMENTS	SHARES	VALUE($)

Containers & Packaging — 0.3%
Greif, Inc., Class A	1,468	69,436

Diversified Consumer Services — 0.3%
H&R Block, Inc.	2,205	58,521

Diversified Financial Services — 0.3%
FGL Holdings*	9,656	76,282

Diversified Telecommunication Services — 0.4%
Vonage Holdings Corp.*	6,245	82,809

Electric Utilities — 1.0%
ALLETE, Inc.	1,019	75,406
FirstEnergy Corp.	2,034	75,828
IDACORP, Inc.	897	83,654

		234,888

Electrical Equipment — 1.6%
Eaton Corp. plc	1,063	76,185
EnerSys	1,038	82,594
Generac Holdings, Inc.*	1,415	71,783
Regal Beloit Corp.	998	71,557
Sensata Technologies Holding plc*	1,628	76,353

		378,472

Electronic Equipment, Instruments & Components — 1.6%
Fabrinet (Thailand)*	1,798	77,889
FLIR Systems, Inc.	1,502	69,558
Littelfuse, Inc.	451	81,703
TTM Technologies, Inc.*	5,523	64,619
Vishay Intertechnology, Inc.	4,317	79,001

		372,770

Energy Equipment & Services — 0.6%
Diamond Offshore Drilling, Inc.*	4,464	63,299
National Oilwell Varco, Inc.	1,942	71,466

		134,765

Entertainment — 0.3%
Viacom, Inc., Class B	2,378	76,048

Food & Staples Retailing — 1.0%
Sysco Corp.	1,112	79,319
Walgreens Boots Alliance, Inc.	1,014	80,887
Walmart, Inc.	807	80,926

		241,132

Food Products — 1.7%
Cal-Maine Foods, Inc.	1,777	86,487
Flowers Foods, Inc.	4,092	79,016
Ingredion, Inc.	769	77,807
JM Smucker Co. (The)	758	82,107
TreeHouse Foods, Inc.*	1,652	75,265

		400,682

Health Care Equipment & Supplies — 1.3%
Baxter International, Inc.	1,105	69,074
Becton Dickinson and Co.	333	76,756
Danaher Corp.	804	79,918
STERIS plc	739	80,780

		306,528

SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care Providers & Services — 2.4%
Chemed Corp.	251	76,387
Encompass Health Corp.	1,189	80,020
Humana, Inc.	260	83,307
Premier, Inc., Class A*	1,762	79,290
Quest Diagnostics, Inc.	782	73,594
UnitedHealth Group, Inc.	326	85,200
WellCare Health Plans, Inc.*	268	73,965

		551,763

Hotels, Restaurants & Leisure — 0.8%
Hyatt Hotels Corp., Class A	921	63,733
Royal Caribbean Cruises Ltd.	490	51,318
Wyndham Destinations, Inc.	1,767	63,400

		178,451

Household Durables — 0.6%
PulteGroup, Inc.	2,835	69,656
Toll Brothers, Inc.	2,135	71,864

		141,520

Household Products — 0.3%
Energizer Holdings, Inc.	1,307	76,812

Independent Power and Renewable Electricity Producers — 1.0%
Clearway Energy, Inc., Class C	4,004	78,518
NRG Energy, Inc.	2,272	82,224
Vistra Energy Corp.*	3,643	82,441

		243,183

Insurance — 1.0%
Aflac, Inc.	1,701	73,262
Ambac Financial Group, Inc.*	3,958	81,456
Old Republic International Corp.	3,605	79,490

		234,208

Interactive Media & Services — 0.7%
Cars.com, Inc.*	3,167	82,690
Match Group, Inc.*	1,402	72,512

		155,202

IT Services — 5.0%
Accenture plc, Class A	501	78,968
Akamai Technologies, Inc.*	1,038	74,995
Amdocs Ltd.	1,164	73,646
Broadridge Financial Solutions, Inc.	681	79,636
CACI International, Inc., Class A*	463	82,627
Cognizant Technology Solutions Corp., Class A	1,026	70,825
CSG Systems International, Inc.	1,944	68,234
EVERTEC, Inc. (Puerto Rico)	3,127	81,552
Fidelity National Information Services, Inc.	756	78,700
ManTech International Corp., Class A	1,282	73,433
Mastercard, Inc., Class A	408	80,649
MAXIMUS, Inc.	1,287	83,616
Total System Services, Inc.	932	84,952
Visa, Inc., Class A	602	82,986
Western Union Co. (The)	3,891	70,194

		1,165,013

INVESTMENTS	SHARES	VALUE($)

Life Sciences Tools & Services — 1.7%
Agilent Technologies, Inc.	1,301	84,292
Cambrex Corp.*	1,408	75,032
Charles River Laboratories International, Inc.*	664	80,888
ICON plc*	589	81,329
Medpace Holdings, Inc.*	1,397	72,784

		394,325

Machinery — 2.5%
Allison Transmission Holdings, Inc.	1,548	68,236
Caterpillar, Inc.	592	71,821
Crane Co.	823	71,634
Cummins, Inc.	609	83,244
Greenbrier Cos., Inc. (The)	1,447	68,660
Hillenbrand, Inc.	1,668	79,897
Ingersoll-Rand plc	790	75,793
Watts Water Technologies, Inc., Class A	994	69,630

		588,915

Media — 1.6%
Discovery, Inc., Class A*	2,404	77,866
Interpublic Group of Cos., Inc. (The)	3,269	75,710
John Wiley & Sons, Inc., Class A	1,414	76,695
Omnicom Group, Inc.	1,026	76,252
Sinclair Broadcast Group, Inc., Class A	2,723	77,987

		384,510

Metals & Mining — 0.9%
Alcoa Corp.*	1,945	68,055
Schnitzer Steel Industries, Inc., Class A	2,899	77,983
Steel Dynamics, Inc.	1,741	68,944

		214,982

Multiline Retail — 0.7%
Kohl’s Corp.	731	55,358
Macy’s, Inc.	1,683	57,710
Target Corp.	682	57,036

		170,104

Multi-Utilities — 0.3%
MDU Resources Group, Inc.	2,869	71,610

Oil, Gas & Consumable Fuels — 3.0%
Chevron Corp.	679	75,810
ConocoPhillips	1,179	82,412
CONSOL Energy, Inc.*	1,982	78,963
Delek US Holdings, Inc.	2,151	78,985
HollyFrontier Corp.	1,161	78,298
Murphy Oil Corp.	2,609	83,123
Peabody Energy Corp.	1,942	68,844
Phillips 66	794	81,639
Valero Energy Corp.	885	80,614

		708,688

Paper & Forest Products — 0.9%
Domtar Corp.	1,720	79,653
Louisiana-Pacific Corp.	3,151	68,597
Verso Corp., Class A*	2,632	73,986

		222,236

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	79

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Personal Products — 1.0%
Herbalife Nutrition Ltd.*	1,593	84,843
Nu Skin Enterprises, Inc., Class A	1,116	78,366
USANA Health Sciences, Inc.*	668	78,169

		241,378

Pharmaceuticals — 2.1%
Bristol-Myers Squibb Co.	1,472	74,395
Horizon Pharma plc*	4,573	83,274
Jazz Pharmaceuticals plc*	502	79,728
Johnson & Johnson	565	79,094
Pfizer, Inc.	1,838	79,144
Taro Pharmaceutical Industries Ltd.*	851	84,683

		480,318

Professional Services — 1.3%
FTI Consulting, Inc.*	1,223	84,522
ICF International, Inc.	1,143	84,170
Korn/Ferry International	1,666	75,203
Robert Half International, Inc.	1,135	68,702

		312,597

Road & Rail — 0.3%
ArcBest Corp.	1,724	63,995

Semiconductors & Semiconductor Equipment — 3.2%
Applied Materials, Inc.	2,114	69,508
Entegris, Inc.	2,754	73,091
First Solar, Inc.*	1,558	65,124
Intel Corp.	1,766	82,790
Lam Research Corp.	467	66,188
Maxim Integrated Products, Inc.	1,353	67,677
Mellanox Technologies Ltd. (Israel)*	1,130	95,700
MKS Instruments, Inc.	994	73,248
Rudolph Technologies, Inc.*	3,991	82,973
Texas Instruments, Inc.	718	66,652

		742,951

Software — 2.7%
Citrix Systems, Inc.*	753	77,160
Intuit, Inc.	388	81,868
LogMeIn, Inc.	931	80,178
Microsoft Corp.	766	81,816
Oracle Corp.	1,758	85,861
Progress Software Corp.	2,085	67,012
Synopsys, Inc.*	911	81,562
VMware, Inc., Class A*	542	76,633

		632,090

Specialty Retail — 3.9%
Abercrombie & Fitch Co., Class A	3,698	72,851
American Eagle Outfitters, Inc.	2,941	67,819
Best Buy Co., Inc.	892	62,583
Caleres, Inc.	1,942	66,416
Chico’s FAS, Inc.	8,700	66,729
Children’s Place, Inc. (The)	416	62,150
Dick’s Sporting Goods, Inc.	1,898	67,132
DSW, Inc., Class A	2,484	65,950

INVESTMENTS	SHARES	VALUE($)

Specialty Retail — continued
Foot Locker, Inc.	1,341	63,215
Signet Jewelers Ltd.	1,214	68,045
Tailored Brands, Inc.	2,472	51,937
Urban Outfitters, Inc.*	1,415	55,836
Williams-Sonoma, Inc.	1,090	64,724
Zumiez, Inc.*	2,938	68,338

		903,725

Technology Hardware, Storage & Peripherals — 1.7%
Apple, Inc.	364	79,665
Hewlett Packard Enterprise Co.	5,076	77,409
HP, Inc.	3,573	86,252
NetApp, Inc.	1,014	79,589
Seagate Technology plc	1,731	69,638

		392,553

Textiles, Apparel & Luxury Goods — 1.7%
Columbia Sportswear Co.	719	64,911
Deckers Outdoor Corp.*	585	74,395
Movado Group, Inc.	1,704	65,621
Oxford Industries, Inc.	771	68,604
Ralph Lauren Corp.	499	64,675
Wolverine World Wide, Inc.	1,866	65,627

		403,833

Thrifts & Mortgage Finance — 0.3%
Northwest Bancshares, Inc.	4,912	79,280

Trading Companies & Distributors — 0.7%
HD Supply Holdings, Inc.*	2,120	79,649
WW Grainger, Inc.	293	83,203

		162,852

Total Common Stocks (Cost $15,510,576)		14,746,335

	PRINCIPAL AMOUNT($)
Foreign Government Securities — 1.0%
Japan Government Bond (Japan) 0.10%, 7/15/2019 (Cost $232,545)	JPY 26,200,000	232,620

	SHARES
Short-Term Investments — 29.9%
Investment Companies — 21.6%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.02% (a) (b) (Cost $5,057,344)	5,057,344	5,057,344

SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Short-Term Investments — continued
U.S. Treasury Obligations — 8.3%
U.S. Treasury Bills 2.38%, 7/18/2019 (c) (Cost $1,966,510)	2,000,000	1,963,956

Total Short-Term Investments (Cost $7,023,854)		7,021,300

Total Investments — 93.8% (Cost $22,766,975)		22,000,255
Other Assets Less Liabilities — 6.2%		1,456,017

Net Assets — 100.0%		23,456,272

Percentages indicated are based on net assets.

Abbreviations

JPY	— Japanese Yen

*	— Non-income producing security.
(a)	— Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	— The rate shown is the current yield as of October 31, 2018.
(c)	— The rate shown is the effective yield as of October 31, 2018.

Futures contracts outstanding as of October 31, 2018:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
Long Contracts
CAC 40 10 Euro Index	2	11/2018	EUR	114,953	(2,130)
S&P 500 E-Mini Index	5	12/2018	USD	677,550	(46,230)
SPI 200 Index	5	12/2018	AUD	514,847	(29,953)

					(78,313)

Short Contracts
IBEX 35 Index	(6)	11/2018	EUR	(603,357)	4,440
DAX Index	(2)	12/2018	EUR	(646,885)	21,818
EURO STOXX 50 Index	(12)	12/2018	EUR	(432,491)	5,470
FTSE/MIB Index	(3)	12/2018	EUR	(322,100)	37,982
Hang Seng Index	(2)	12/2018	HKD	(318,853)	5,062

					74,772

					(3,541)

Abbreviations

AUD	— Australian Dollar
CAC	— Continuous Assisted Quotation
DAX	— Deutscher Aktien Index
EUR	— Euro
FTSE	— Financial Times and the London Stock Exchange

HKD	— Hong Kong Dollar
IBEX	— Madrid Stock Exchange
MIB	— Milan, Italian Stock Exchange
SPI	— Australian Securities Exchange
USD	— United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	81

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

Forward foreign currency exchange contracts outstanding as of October 31, 2018:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
USD	115,942	CAD	150,423	Citibank, NA	11/19/2018	1,644
USD	120,995	EUR	104,197	Citibank, NA	11/19/2018	2,819
USD	118,072	GBP	89,159	Citibank, NA	11/19/2018	4,025
USD	121,600	JPY	13,618,866	Citibank, NA	11/19/2018	756
USD	238,948	JPY	26,200,000	State Street Corp.	7/16/2019	1,451

Total unrealized appreciation						10,695

CAD	162,280	USD	125,269	Merrill Lynch International	11/19/2018	(1,962)
GBP	89,159	USD	118,087	Citibank, NA	11/19/2018	(4,040)
JPY	13,618,866	USD	121,284	TD Bank Financial Group	11/19/2018	(439)

Total unrealized depreciation						(6,441)

Net unrealized appreciation						4,254

Abbreviations

CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
USD	— United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

Over the Counter (“OTC”) Total Return Basket Swaps Outstanding at October 31, 2018
COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in GBP based on the local currencies of the positions within the swaps.	2/28/2019 — 7/31/2019	$182,359	$8,972	$4,455	$13,427

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Airlines
International Consolidated Airlines Group SA	10,734	82,754	1,526	0.0	(a)
Wizz Air Holdings plc* (b)	1,753	57,496	4,635	0.0	(a)

	12,487	140,250	6,161	0.0	(a)

Distributors
Inchcape plc	2,963	20,465	1,806	0.0	(a)

Energy Equipment & Services
Petrofac Ltd.	9,386	69,020	(6,464)	(0.0	)(a)

Equity Real Estate Investment Trusts (REITs)
UNITE Group plc (The)	7,387	80,431	440	0.0	(a)

Hotels, Restaurants & Leisure
Carnival plc	1,144	62,354	(1,714)	(0.0	)(a)
William Hill plc	13,807	37,116	(4,046)	(0.0	)(a)

	14,951	99,470	(5,760)	(0.0	)(a)

Household Durables
Berkeley Group Holdings plc	1,475	65,922	1,759	0.0	(a)
Bovis Homes Group plc	5,174	63,950	(1,972)	(0.0	)(a)
Persimmon plc	2,196	64,271	1,198	0.0	(a)
Redrow plc	9,633	65,042	(2,750)	(0.0	)(a)
Taylor Wimpey plc	31,505	64,870	(470)	(0.0	)(a)

	49,983	324,055	(2,235)	(0.0	)(a)

Media
Pearson plc	6,771	77,785	6,813	0.0	(a)

Metals & Mining
Anglo American plc	3,551	75,790	1,587	0.0	(a)
BHP Billiton plc	3,692	73,651	(660)	(0.0	)(a)
Centamin plc	35,270	44,789	3,964	0.0	(a)
Rio Tinto plc	1,481	71,904	2,893	0.0	(a)

	43,994	266,134	7,784	0.0	(a)

Multi-Utilities
Centrica plc	41,577	78,093	(3,131)	(0.0	)(a)

Total Long Positions of Total Return Basket Swap	189,499	1,155,703	5,414	0.0	(a)

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	83

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)

Short Positions

Common Stocks
Aerospace & Defense
Rolls-Royce Holdings plc*	(5,691)	(61,031)	3,483	0.0	(a)
Rolls-Royce Holdings plc (Preference)*	(261,786)	(334)	(335)	(0.0	)(a)

	(267,477)	(61,365)	3,148	0.0	(a)

Banks
Metro Bank plc*	(431)	(12,231)	(242)	(0.0	)(a)
Standard Chartered plc	(10,065)	(70,543)	2,837	0.0	(a)

	(10,496)	(82,774)	2,595	0.0	(a)

Capital Markets
St James’s Place plc	(4,650)	(60,093)	4,481	0.0	(a)

Chemicals
Johnson Matthey plc	(1,862)	(70,595)	3,688	0.0	(a)

Containers & Packaging
DS Smith plc	(3,549)	(17,808)	(1,329)	(0.0	)(a)

Electrical Equipment
Melrose Industries plc	(8,392)	(18,065)	(1,478)	(0.0	)(a)

Hotels, Restaurants & Leisure
Compass Group plc	(2,857)	(56,194)	(197)	(0.0	)(a)
InterContinental Hotels Group plc	(1,071)	(56,195)	1,033	0.0	(a)
Merlin Entertainments plc(b)	(13,382)	(55,265)	5,579	0.0	(a)

	(17,310)	(167,654)	6,415	0.0	(a)

Household Durables
Crest Nicholson Holdings plc	(3,667)	(15,974)	(837)	(0.0	)(a)

Industrial Conglomerates
DCC plc	(785)	(67,283)	(3,438)	(0.0	)(a)

Insurance
Lancashire Holdings Ltd.	(9,302)	(70,126)	(1,707)	(0.0	)(a)

Machinery
Weir Group plc (The)	(3,755)	(75,988)	(1,754)	(0.0	)(a)

Media
ITV plc	(34,741)	(65,948)	2,838	0.0	(a)

Metals & Mining
Fresnillo plc	(5,053)	(54,795)	(5,244)	(0.0	)(a)

Multiline Retail
B&M European Value Retail SA	(10,912)	(58,066)	(3,276)	(0.0	)(a)

Professional Services
Capita plc*	(8,361)	(13,693)	(1,026)	(0.0	)(a)

Specialty Retail
Kingfisher plc	(3,520)	(11,430)	(609)	(0.0	)(a)

Tobacco
British American Tobacco plc	(1,423)	(61,687)	1,091	0.0	(a)

Total Short Positions of Total Return Basket Swap	(395,255)	(973,344)	3,558	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swap	(205,756)	182,359	8,972	0.0	(a)

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of short equity positions and pays or receives the net of one month LIBOR on short positions, which is denominated in USD based on the local currencies of the positions within the swaps.	2/25/2019	$(5,972,178)	$159,359	$44,649	$204,008

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions

Common Stocks
Aerospace & Defense
TransDigm Group, Inc.*	(205)	(67,701)	2,011	0.0	(a)
Triumph Group, Inc.	(788)	(14,381)	(794)	(0.0	)(a)

	(993)	(82,082)	1,217	0.0	(a)

Airlines
American Airlines Group, Inc.	(563)	(19,750)	(2,435)	(0.0	)(a)
Spirit Airlines, Inc.*	(1,456)	(75,566)	(10,177)	(0.0	)(a)

	(2,019)	(95,316)	(12,612)	(0.0	)(a)

Auto Components
Cooper Tire & Rubber Co.	(347)	(10,719)	(2,077)	(0.0	)(a)
Gentherm, Inc.*	(1,425)	(62,187)	(5,730)	(0.0	)(a)
Veoneer, Inc.*	(1,462)	(49,094)	7,704	0.0	(a)

	(3,234)	(122,000)	(103)	(0.0	)(a)

Banks
Signature Bank	(631)	(69,347)	3,553	0.0	(a)

Beverages
Coca-Cola Bottling Co. Consolidated	(422)	(72,850)	(2,322)	(0.0	)(a)

Capital Markets
WisdomTree Investments, Inc.	(1,895)	(14,724)	(2,033)	(0.0	)(a)

Chemicals
NewMarket Corp.	(185)	(71,402)	(1,976)	(0.0	)(a)
RPM International, Inc.	(1,171)	(71,630)	(1,904)	(0.0	)(a)
Valvoline, Inc.	(3,329)	(66,314)	(1,132)	(0.0	)(a)

	(4,685)	(209,346)	(5,012)	(0.0	)(a)

Commercial Services & Supplies
Brink’s Co. (The)	(1,114)	(73,881)	(3,288)	(0.0	)(a)
Covanta Holding Corp.	(4,548)	(66,810)	6,549	0.0	(a)
Healthcare Services Group, Inc.	(1,827)	(74,158)	749	0.0	(a)

	(7,489)	(214,849)	4,010	0.0	(a)

Communications Equipment
ADTRAN, Inc.	(1,253)	(16,841)	50	0.0	(a)
Infinera Corp.*	(8,904)	(49,328)	2,037	0.0	(a)
ViaSat, Inc.*	(1,079)	(68,797)	(2,039)	(0.0	)(a)

	(11,236)	(134,966)	48	0.0	(a)

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	85

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued

Common Stocks — continued
Construction Materials
Martin Marietta Materials, Inc.	(435)	(74,507)	775	0.0	(a)
Summit Materials, Inc.*	(1,492)	(20,142)	(1,433)	(0.0	)(a)
Vulcan Materials Co.	(778)	(78,687)	681	0.0	(a)

	(2,705)	(173,336)	23	0.0	(a)

Consumer Finance
LendingClub Corp.*	(20,341)	(65,701)	7,705	0.0	(a)

Distributors
Core-Mark Holding Co., Inc.	(1,052)	(40,407)	(4,545)	(0.0	)(a)

Diversified Telecommunication Services
Cincinnati Bell, Inc.*	(880)	(12,487)	(352)	(0.0	)(a)

Electronic Equipment, Instruments & Components
Cognex Corp.	(444)	(19,021)	(521)	(0.0	)(a)
II-VI, Inc.*	(1,863)	(69,360)	(686)	(0.0	)(a)

	(2,307)	(88,381)	(1,207)	(0.0	)(a)

Energy Equipment & Services
Baker Hughes a GE Co.	(2,241)	(59,812)	11,720	0.1
Forum Energy Technologies, Inc.*	(8,069)	(72,298)	5,522	0.0	(a)
Select Energy Services, Inc.*	(6,794)	(64,951)	2,454	0.0	(a)
Weatherford International plc*	(22,027)	(29,737)	27,534	0.1

	(39,131)	(226,798)	47,230	0.2

Entertainment
Netflix, Inc.*	(216)	(65,185)	3,812	0.0	(a)

Food & Staples Retailing
Casey’s General Stores, Inc.	(531)	(66,964)	(1,795)	(0.0	)(a)
PriceSmart, Inc.	(917)	(64,328)	7,015	0.0	(a)

	(1,448)	(131,292)	5,220	0.0	(a)

Health Care Equipment & Supplies
Heska Corp.*	(682)	(68,350)	(2,428)	(0.0	)(a)
Insulet Corp.*	(803)	(70,833)	(859)	(0.0	)(a)
iRhythm Technologies, Inc.*	(159)	(12,284)	342	0.0	(a)
Nevro Corp.*	(994)	(48,468)	875	0.0	(a)
Wright Medical Group NV*	(2,391)	(64,509)	(454)	(0.0	)(a)

	(5,029)	(264,444)	(2,524)	(0.0	)(a)

Hotels, Restaurants & Leisure
Caesars Entertainment Corp.*	(5,529)	(47,494)	2,002	0.0	(a)
Eldorado Resorts, Inc.*	(331)	(12,082)	612	0.0	(a)

	(5,860)	(59,576)	2,614	0.0	(a)

Household Durables
Installed Building Products, Inc.*	(649)	(19,769)	(380)	(0.0	)(a)
iRobot Corp.*	(626)	(55,194)	(1,041)	(0.0	)(a)
Mohawk Industries, Inc.*	(99)	(12,348)	2,315	0.0	(a)

	(1,374)	(87,311)	894	0.0	(a)

Independent Power and Renewable Electricity Producers
Ormat Technologies, Inc.	(1,348)	(68,977)	(42)	(0.0	)(a)
TerraForm Power, Inc.	(5,954)	(67,102)	(2,024)	(0.0	)(a)

	(7,302)	(136,079)	(2,066)	(0.0	)(a)

SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued

Common Stocks — continued
Interactive Media & Services
Snap, Inc.*	(10,231)	(67,627)	257	0.0	(a)
TrueCar, Inc.*	(1,423)	(16,194)	(533)	(0.0	)(a)

	(11,654)	(83,821)	(276)	(0.0	)(a)

Internet & Direct Marketing Retail
Groupon, Inc.*	(17,657)	(57,739)	(1,197)	(0.0	)(a)
Wayfair, Inc.*	(377)	(41,579)	3,506	0.0	(a)

	(18,034)	(99,318)	2,309	0.0	(a)

IT Services
Gartner, Inc.*	(430)	(63,433)	(366)	(0.0	)(a)
GTT Communications, Inc.*	(1,701)	(61,066)	3,317	0.0	(a)
Twilio, Inc.*	(212)	(15,947)	(2,205)	(0.0	)(a)

	(2,343)	(140,446)	746	0.0	(a)

Leisure Products
Mattel, Inc.*	(4,068)	(55,243)	881	0.0	(a)

Machinery
CIRCOR International, Inc.*	(561)	(18,238)	630	0.0	(a)
Evoqua Water Technologies Corp.*	(1,351)	(12,970)	5,581	0.0	(a)
Gardner Denver Holdings, Inc.*	(2,812)	(76,093)	(9,338)	(0.0	)(a)
Wabtec Corp.	(705)	(57,824)	12,352	0.0	(a)

	(5,429)	(165,125)	9,225	0.0	(a)

Media
Altice USA, Inc.	(1,116)	(18,202)	(109)	(0.0	)(a)
Charter Communications, Inc.*	(51)	(16,339)	(634)	(0.0	)(a)
EW Scripps Co. (The)	(1,157)	(19,461)	(820)	(0.0	)(a)
GCI Liberty, Inc.*	(1,497)	(70,853)	(3,843)	(0.0	)(a)
Liberty Broadband Corp.*	(849)	(70,407)	(2,977)	(0.0	)(a)
Liberty Global plc*	(1,020)	(26,143)	(1,878)	(0.0	)(a)
New York Times Co. (The)	(2,599)	(68,613)	(3,124)	(0.0	)(a)

	(8,289)	(290,018)	(13,385)	(0.0	)(a)

Metals & Mining
AK Steel Holding Corp.*	(14,308)	(52,940)	12,448	0.1
Coeur Mining, Inc.*	(9,203)	(43,990)	3,773	0.0	(a)
Compass Minerals International, Inc.	(1,075)	(52,148)	16,921	0.1
Constellium NV*	(1,536)	(13,916)	(452)	(0.0	)(a)
Hecla Mining Co.	(21,483)	(51,559)	8,378	0.0	(a)
TimkenSteel Corp.*	(5,252)	(61,081)	9,549	0.0	(a)

	(52,857)	(275,634)	50,617	0.2

Multi-Utilities
Dominion Energy, Inc.	(1,053)	(75,205)	1,885	0.0	(a)
NiSource, Inc.	(2,889)	(73,265)	(809)	(0.0	)(a)
Sempra Energy	(650)	(71,578)	3,471	0.0	(a)

	(4,592)	(220,048)	4,547	0.0	(a)

Oil, Gas & Consumable Fuels
Cheniere Energy, Inc.*	(989)	(59,745)	3,402	0.0	(a)
Concho Resources, Inc.*	(490)	(68,154)	(1,393)	(0.0	)(a)
Extraction Oil & Gas, Inc.*	(7,106)	(56,777)	13,632	0.0	(a)
Parsley Energy, Inc.*	(2,360)	(55,271)	14,656	0.1

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	87

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued

Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
QEP Resources, Inc.*	(6,204)	(55,278)	14,766	0.1

	(17,149)	(295,225)	45,063	0.2

Pharmaceuticals
Aerie Pharmaceuticals, Inc.*	(1,008)	(53,605)	(1,603)	(0.0	)(a)
Intra-Cellular Therapies, Inc.*	(759)	(12,888)	(644)	(0.0	)(a)
Medicines Co. (The)*	(1,837)	(42,729)	6,889	0.0	(a)
Nektar Therapeutics*	(1,740)	(67,303)	9,152	0.0	(a)
Pacira Pharmaceuticals, Inc.*	(1,457)	(71,233)	(4,837)	(0.0	)(a)
Revance Therapeutics, Inc.*	(590)	(12,844)	(29)	(0.0	)(a)
Zogenix, Inc.*	(1,723)	(71,953)	(4,634)	(0.0	)(a)

	(9,114)	(332,555)	4,294	0.0	(a)

Road & Rail
AMERCO	(197)	(64,316)	2,086	0.0	(a)
Hertz Global Holdings, Inc.*	(4,677)	(64,309)	4,468	0.0	(a)

	(4,874)	(128,625)	6,554	0.0	(a)

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.*	(2,826)	(51,462)	18,017	0.1
MACOM Technology Solutions Holdings, Inc.*	(3,536)	(49,752)	5,728	0.0	(a)
MaxLinear, Inc.*	(3,259)	(63,257)	(9,386)	(0.0	)(a)
Power Integrations, Inc.	(1,195)	(67,302)	(2,782)	(0.0	)(a)

	(10,816)	(231,773)	11,577	0.1

Software
Appian Corp.*	(2,949)	(75,819)	(7,702)	(0.0	)(a)
Autodesk, Inc.*	(423)	(54,673)	1,798	0.0	(a)
Box, Inc.*	(3,822)	(68,796)	2,745	0.0	(a)
Cloudera, Inc.*	(5,038)	(69,323)	(2,471)	(0.0	)(a)
HubSpot, Inc.*	(451)	(61,178)	(4,077)	(0.0	)(a)
Instructure, Inc.*	(2,131)	(79,571)	(11,583)	(0.1)
MINDBODY, Inc.*	(2,151)	(68,488)	3,987	0.0	(a)
Nutanix, Inc.*	(1,817)	(75,423)	(5,098)	(0.0	)(a)
PROS Holdings, Inc.*	(1,853)	(61,001)	(3,428)	(0.0	)(a)

	(20,635)	(614,272)	(25,829)	(0.1)

Specialty Retail
CarMax, Inc.*	(818)	(55,550)	544	0.0	(a)
Floor & Decor Holdings, Inc.*	(621)	(15,885)	503	0.0	(a)
L Brands, Inc.	(381)	(12,352)	(967)	(0.0	)(a)
National Vision Holdings, Inc.*	(246)	(10,192)	54	0.0	(a)

	(2,066)	(93,979)	134	0.0	(a)

Technology Hardware, Storage & Peripherals
Pure Storage, Inc.*	(3,222)	(65,020)	5,238	0.0	(a)

Textiles, Apparel & Luxury Goods
Skechers U.S.A., Inc.*	(2,039)	(58,254)	(3,811)	(0.0	)(a)

Tobacco
Philip Morris International, Inc.	(556)	(48,967)	(1,918)	(0.0	)(a)

Trading Companies & Distributors
Herc Holdings, Inc.*	(2,024)	(64,889)	(140)	(0.0	)(a)
MRC Global, Inc.*	(4,289)	(67,895)	6,164	0.0	(a)

SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued

Common Stocks — continued
Trading Companies & Distributors — continued
NOW, Inc.*	(4,089)	(52,503)	13,535	0.1
SiteOne Landscape Supply, Inc.*	(1,041)	(70,830)	(2,303)	(0.0	)(a)

	(11,443)	(256,117)	17,256	0.1

Water Utilities
American Water Works Co., Inc.	(848)	(75,073)	1,662	0.0	(a)
California Water Service Group	(1,814)	(76,188)	925	0.0	(a)

	(2,662)	(151,261)	2,587	0.0	(a)

Total Short Positions of Total Return Basket Swap	(312,091)	(5,972,178)	159,359	0.7

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month BA on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.50%), which is denominated in CAD based on the local currencies of the positions within the swaps.	2/25/2019	$4,121	$11,203	$(1,930)	$9,273

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Auto Components
Magna International, Inc.	917	45,145	2,005	0.0	(a)

Chemicals
Methanex Corp.	1,034	66,959	(9,503)	(0.0	)(a)

IT Services
CGI Group, Inc.*	1,305	80,593	3,888	0.0	(a)

Oil, Gas & Consumable Fuels
Parex Resources, Inc.*	4,887	71,164	(3,708)	(0.0	)(a)

Paper & Forest Products
Canfor Corp.*	3,811	54,743	(6,836)	(0.0	)(a)
Norbord, Inc.	2,470	62,986	(5,213)	(0.0	)(a)
West Fraser Timber Co. Ltd.	1,331	66,871	(58)	(0.0	)(a)

	7,612	184,600	(12,107)	(0.0	)(a)

Thrifts & Mortgage Finance
Genworth MI Canada, Inc.	2,412	79,169	6,043	0.0	(a)

Total Long Positions of Total Return Basket Swap	18,167	527,630	(13,382)	0.0	(a)

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	89

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions

Common Stocks
Aerospace & Defense
Bombardier, Inc.*	(25,519)	(61,837)	11,759	0.0	(a)

Entertainment
Cineplex, Inc.	(742)	(20,454)	(181)	(0.0	)(a)

Independent Power and Renewable Electricity Producers
Northland Power, Inc.	(3,970)	(61,068)	315	0.0	(a)

Metals & Mining
Agnico Eagle Mines Ltd.	(1,666)	(58,847)	(1,540)	(0.0	)(a)
B2Gold Corp.*	(29,185)	(72,051)	(1,597)	(0.0	)(a)
First Quantum Minerals Ltd.	(7,513)	(74,990)	(9,730)	(0.0	)(a)
Franco-Nevada Corp.	(1,004)	(62,706)	(1,194)	(0.0	)(a)
Goldcorp, Inc.	(5,595)	(50,533)	5,609	0.0	(a)

	(44,963)	(319,127)	(8,452)	(0.0	)(a)

Oil, Gas & Consumable Fuels
Paramount Resources Ltd.*	(6,580)	(48,084)	21,192	0.1
Whitecap Resources, Inc.	(2,645)	(12,939)	(48)	(0.0	)(a)

	(9,225)	(61,023)	21,144	0.1

Total Short Positions of Total Return Basket Swap	(84,419)	(523,509)	24,585	0.1

Total of Long and Short Positions of Total Return Basket Swap	(66,252)	4,121	11,203	0.1

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month EURIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in EUR based on the local currencies of the positions within the swaps.	2/28/2019 – 7/31/2019	$983,884	$(17,505)	$39,533	$22,028

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Aerospace & Defense
Dassault Aviation SA	49	81,307	(208)	(0.0	)(a)

Auto Components
Cie Plastic Omnium SA	868	24,132	706	0.0	(a)
Faurecia SA	1,099	53,278	(1,889)	(0.0	)(a)

	1,967	77,410	(1,183)	(0.0	)(a)

Automobiles
Peugeot SA	2,741	65,156	2,248	0.0	(a)

SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued

Common Stocks — continued
Chemicals
Covestro AG (b)	1,234	79,579	(4,447)	(0.0	)(a)

Construction & Engineering
Eiffage SA	734	71,684	(4,188)	(0.0	)(a)
Maire Tecnimont SpA	16,885	73,810	2,733	0.0	(a)

	17,619	145,494	(1,455)	(0.0	)(a)

Diversified Telecommunication Services
Deutsche Telekom AG (Registered)	5,174	84,862	1,154	0.0	(a)
DNA OYJ	3,612	70,785	(6,712)	(0.0	)(a)

	8,786	155,647	(5,558)	(0.0	)(a)

Electric Utilities
Endesa SA	3,665	76,632	(1,521)	(0.0	)(a)
Verbund AG	1,796	72,293	(2,646)	(0.0	)(a)

	5,461	148,925	(4,167)	(0.0	)(a)

Electrical Equipment
Signify NV (b)	2,847	70,134	1,736	0.0	(a)

Health Care Equipment & Supplies
Koninklijke Philips NV	1,929	71,944	(6,352)	(0.0	)(a)

Industrial Conglomerates
Rheinmetall AG	219	18,953	1,170	0.0	(a)

Insurance
Ageas	1,558	77,955	1,107	0.0	(a)
ASR Nederland NV	1,641	74,497	697	0.0	(a)
Poste Italiane SpA(b)	1,769	12,693	675	0.0	(a)

	4,968	165,145	2,479	0.0	(a)

IT Services
Amadeus IT Group SA	851	68,526	(741)	(0.0	)(a)

Machinery
Fincantieri SpA	47,457	69,140	(324)	(0.0	)(a)
Valmet OYJ	3,962	90,210	2,150	0.0	(a)

	51,419	159,350	1,826	0.0	(a)

Media
Eutelsat Communications SA	3,106	62,911	(15,591)	(0.1)
Mediaset Espana Comunicacion SA	3,883	26,404	574	0.0	(a)
ProSiebenSat.1 Media SE	3,333	76,964	(3,347)	(0.0	)(a)
Publicis Groupe SA	315	18,234	(273)	(0.0	)(a)

	10,637	184,513	(18,637)	(0.1)

Metals & Mining
Aurubis AG	1,301	78,970	179	0.0	(a)
Eramet	182	16,754	2,776	0.0	(a)

	1,483	95,724	2,955	0.0	(a)

Multi-Utilities
A2A SpA	46,716	75,276	(3,388)	(0.1)
Engie SA	5,253	69,797	(2,712)	(0.0	)(a)
Hera SpA	26,304	72,596	(1,991)	(0.0	)(a)
Iren SpA	31,829	68,966	(2,081)	(0.0	)(a)

	110,102	286,635	(10,172)	(0.1)

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	91

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued

Common Stocks — continued
Oil, Gas & Consumable Fuels
Enagas SA	3,007	79,726	(302)	(0.0	)(a)
Eni SpA	4,404	78,214	(2,447)	(0.0	)(a)
Neste OYJ	1,054	86,549	19	0.0	(a)
OMV AG	1,501	83,355	(913)	(0.0	)(a)
Repsol SA	4,222	75,442	(6,352)	(0.1)
TOTAL SA	1,343	78,801	(5,121)	(0.0	)(a)

	15,531	482,087	(15,116)	(0.1)

Paper & Forest Products
Ence Energia y Celulosa SA	9,546	80,185	(523)	(0.0	)(a)
UPM-Kymmene OYJ	2,029	65,230	(5,644)	(0.0	)(a)

	11,575	145,415	(6,167)	(0.0	)(a)

Pharmaceuticals
Bayer AG (Registered)	906	69,447	(7,578)	(0.0	)(a)
Merck KGaA	826	88,385	4,442	0.0	(a)

	1,732	157,832	(3,136)	(0.0	)(a)

Real Estate Management & Development
Grand City Properties SA	3,167	76,565	223	0.0	(a)
LEG Immobilien AG	742	81,107	(759)	(0.0	)(a)
Nexity SA	288	13,772	81	0.0	(a)
TAG Immobilien AG	3,659	83,470	78	0.0	(a)

	7,856	254,914	(377)	(0.0	)(a)

Semiconductors & Semiconductor Equipment
BE Semiconductor Industries NV	1,296	27,706	3,636	0.0	(a)
Siltronic AG	697	63,834	(4,889)	(0.0	)(a)

	1,993	91,540	(1,253)	(0.0	)(a)

Textiles, Apparel & Luxury Goods
Christian Dior SE	41	15,862	738	0.0	(a)

Total Long Positions of Total Return Basket Swap	261,040	3,022,092	(65,817)	(0.3)

Short Positions

Common Stocks
Air Freight & Logistics
Deutsche Post AG	(2,159)	(68,171)	(222)	(0.0	)(a)

Auto Components
Brembo SpA	(1,545)	(17,104)	(555)	(0.0	)(a)
Nokian Renkaat OYJ	(399)	(12,692)	1,170	0.0	(a)

	(1,944)	(29,796)	615	0.0	(a)

Automobiles
Daimler AG (Registered)	(957)	(56,689)	(2,513)	(0.0	)(a)

Banks
Bankia SA	(21,204)	(66,603)	11,251	0.1

Capital Markets
Banca Generali SpA	(963)	(18,542)	504	0.0	(a)
Deutsche Bank AG (Registered)	(6,047)	(59,102)	6,583	0.0	(a)

	(7,010)	(77,644)	7,087	0.0	(a)

SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued

Common Stocks — continued
Chemicals
LANXESS AG	(1,115)	(69,016)	5,600	0.0	(a)
Lenzing AG	(745)	(67,578)	(1,374)	(0.0	)(a)
OCI NV*	(2,154)	(61,201)	7,311	0.0	(a)
Symrise AG	(818)	(68,522)	(1,071)	(0.0	)(a)
Umicore SA	(312)	(14,687)	(916)	(0.0	)(a)

	(5,144)	(281,004)	9,550	0.0	(a)

Commercial Services & Supplies
Elis SA	(768)	(15,486)	(1,313)	(0.0	)(a)

Construction & Engineering
Boskalis Westminster	(2,121)	(60,985)	(2,183)	(0.0	)(a)

Construction Materials
Imerys SA	(1,126)	(69,410)	(1,259)	(0.0	)(a)

Containers & Packaging
Huhtamaki OYJ	(2,096)	(58,766)	2,429	0.0	(a)

Diversified Telecommunication Services
Iliad SA	(311)	(35,947)	343	0.0	(a)

Electrical Equipment
Nexans SA	(2,078)	(59,968)	(383)	(0.0	)(a)

Energy Equipment & Services
CGG SA*	(6,753)	(16,336)	(1,874)	(0.0	)(a)

Food & Staples Retailing
Jeronimo Martins SGPS SA	(5,238)	(64,291)	4,742	0.0	(a)

Food Products
Glanbia plc	(4,247)	(75,089)	(6,293)	(0.0	)(a)

Gas Utilities
Rubis SCA	(1,400)	(72,232)	(1,089)	(0.0	)(a)

Hotels, Restaurants & Leisure
Elior Group SA(b)	(4,222)	(60,731)	(1,841)	(0.0	)(a)

Household Durables
Neinor Homes SA*(b)	(3,228)	(51,953)	3,623	0.0	(a)

Industrial Conglomerates
Siemens AG (Registered)	(532)	(61,152)	636	0.0	(a)

Internet & Direct Marketing Retail
Zalando SE*(b)	(836)	(32,316)	(2,517)	(0.0	)(a)

Life Sciences Tools & Services
Eurofins Scientific SE	(133)	(67,024)	(5,372)	(0.0	)(a)

Machinery
Alstom SA*	(1,650)	(72,060)	(913)	(0.0	)(a)
ANDRITZ AG	(1,301)	(67,431)	1,936	0.0	(a)
Duerr AG	(405)	(14,432)	(1,804)	(0.0	)(a)
GEA Group AG	(1,373)	(41,720)	461	0.0	(a)
IMA Industria Macchine Automatiche SpA	(1,030)	(61,766)	12,506	0.0	(a)
Outotec OYJ*	(8,942)	(34,586)	16,806	0.1

	(14,701)	(291,995)	28,992	0.1

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	93

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued

Common Stocks — continued
Media
Altice Europe NV*	(11,142)	(26,507)	532	0.0	(a)
JCDecaux SA	(2,069)	(67,921)	677	0.0	(a)
Telenet Group Holding NV	(1,000)	(48,448)	1,934	0.0	(a)

	(14,211)	(142,876)	3,143	0.0	(a)

Metals & Mining
AMG Advanced Metallurgical Group NV	(298)	(14,178)	(1,859)	(0.0	)(a)
Salzgitter AG	(1,643)	(65,667)	(1,009)	(0.0	)(a)
thyssenkrupp AG	(2,715)	(56,910)	6,428	0.0	(a)

	(4,656)	(136,755)	3,560	0.0	(a)

Specialty Retail
Industria de Diseno Textil SA	(585)	(16,488)	(163)	(0.0	)(a)

Transportation Infrastructure
Getlink	(5,446)	(68,501)	(637)	(0.0	)(a)

Total Short Positions of Total Return Basket Swap	(113,106)	(2,038,208)	48,312	0.2

Total of Long and Short Positions of Total Return Basket Swap	147,934	983,884	(17,505)	(0.1)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in CHF based on the local currencies of the positions within the swaps.	7/31/2019 — 4/30/2020	$425,516	$10,358	$1,544	$11,902

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Diversified Telecommunication Services
Sunrise Communications Group AG*(b)	943	83,005	623	0.0	(a)

Health Care Equipment & Supplies
Sonova Holding AG (Registered)	97	15,819	885	0.0	(a)

Insurance
Swiss Life Holding AG (Registered)*	215	81,101	4,570	0.0	(a)

Machinery
Bucher Industries AG (Registered)	257	70,878	(3,507)	(0.0	)(a)
Georg Fischer AG (Registered)	22	20,467	1,306	0.0	(a)
OC Oerlikon Corp. AG (Registered)*	6,238	74,240	(1,972)	(0.0	)(a)

	6,517	165,585	(4,173)	(0.0	)(a)

SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued

Common Stocks — continued
Pharmaceuticals
Galenica AG* (b)	1,503	80,574	548	0.0	(a)

Real Estate Management & Development
Swiss Prime Site AG (Registered)*	914	74,165	1,980	0.0	(a)

Total Long Positions of Total Return Basket Swap	10,189	500,249	4,433	0.0	(a)

Short Positions

Common Stocks
Household Durables
Forbo Holding AG (Registered)	(33)	(48,437)	270	0.0	(a)

Semiconductors & Semiconductor Equipment
ams AG*	(675)	(26,296)	5,655	0.0	(a)

Total Short Positions of Total Return Basket Swap	(708)	(74,733)	5,925	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swap	9,481	425,516	10,358	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (4.00)% to 0.35%), which is denominated in JPY based on the local currencies of the positions within the swaps.	2/25/2019	$(236,065)	$12,868	$(21,187)	$(8,319)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Auto Components
TS Tech Co. Ltd.	1,300	37,414	(3,991)	(0.0	)(a)

Beverages
Kirin Holdings Co. Ltd.	3,100	73,974	(3,980)	(0.0	)(a)

Chemicals
Mitsubishi Chemical Holdings Corp.	9,700	75,615	(12,701)	(0.1)
Mitsubishi Gas Chemical Co., Inc.	3,700	62,109	(10,980)	(0.1)
Sumitomo Bakelite Co. Ltd.	1,600	57,772	(5,672)	(0.0	)(a)
Tosoh Corp.	5,300	69,779	(6,331)	(0.0	)(a)

	20,300	265,275	(35,684)	(0.2)

Construction & Engineering
Taisei Corp.	1,800	76,983	(4,916)	(0.0	)(a)

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	95

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued

Common Stocks — continued
Diversified Telecommunication Services
Nippon Telegraph & Telephone Corp.	1,800	74,230	(5,462)	(0.0	)(a)

Entertainment
GungHo Online Entertainment, Inc.*	20,000	36,157	(1,985)	(0.0	)(a)

Food & Staples Retailing
Matsumotokiyoshi Holdings Co. Ltd.	2,200	79,539	(7,613)	(0.0	)(a)

Interactive Media & Services
Mixi, Inc.	2,500	54,625	(6,520)	(0.0	)(a)

Oil, Gas & Consumable Fuels
JXTG Holdings, Inc.	11,600	78,381	(9,901)	(0.1)

Pharmaceuticals
Astellas Pharma, Inc.	5,100	78,796	(8,764)	(0.1)
Shionogi & Co. Ltd.	1,300	83,127	(1,922)	(0.0	)(a)

	6,400	161,923	(10,686)	(0.1)

Road & Rail
Sankyu, Inc.	1,400	65,988	(14,755)	(0.1)

Technology Hardware, Storage & Peripherals
Brother Industries Ltd.	4,500	82,357	(5,854)	(0.0	)(a)

Trading Companies & Distributors
ITOCHU Corp.	4,700	87,166	(6,516)	(0.0	)(a)
Marubeni Corp.	9,100	73,789	(11,016)	(0.1)
Sumitomo Corp.	5,100	77,350	(9,015)	(0.0	)(a)

	18,900	238,305	(26,547)	(0.1)

Wireless Telecommunication Services
NTT DOCOMO, Inc.	3,200	79,356	(5,463)	(0.0	)(a)

Total Long Positions of Total Return Basket Swap	99,000	1,404,507	(143,357)	(0.6)

Short Positions

Common Stocks
Chemicals
Kansai Paint Co. Ltd.	(3,300)	(48,762)	5,981	0.1
Toray Industries, Inc.	(9,400)	(66,677)	3,165	0.0	(a)

	(12,700)	(115,439)	9,146	0.1

Construction & Engineering
JGC Corp.	(3,000)	(58,071)	8,586	0.0	(a)

Consumer Finance
Aiful Corp.*	(22,600)	(59,605)	7,353	0.0	(a)

Electric Utilities
Hokkaido Electric Power Co., Inc.	(11,600)	(67,701)	6,158	0.0	(a)

Electrical Equipment
GS Yuasa Corp.	(2,700)	(55,423)	6,518	0.0	(a)

Electronic Equipment, Instruments & Components
Alps Electric Co. Ltd.	(1,400)	(33,002)	3,205	0.0	(a)
Murata Manufacturing Co. Ltd.	(400)	(62,254)	(2,768)	(0.0	)(a)

	(1,800)	(95,256)	437	0.0	(a)

SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued

Common Stocks — continued
Food & Staples Retailing
Aeon Co. Ltd.	(2,900)	(66,561)	2,804	0.0	(a)
Tsuruha Holdings, Inc.	(600)	(62,622)	7,916	0.1

	(3,500)	(129,183)	10,720	0.1

Food Products
Nissin Foods Holdings Co. Ltd.	(1,100)	(70,927)	4,292	0.0	(a)

Hotels, Restaurants & Leisure
HIS Co. Ltd.	(1,400)	(42,639)	1,993	0.0	(a)

Industrial Conglomerates
Keihan Holdings Co. Ltd.	(2,000)	(75,893)	2,575	0.0	(a)
Toshiba Corp.*	(2,400)	(71,934)	(963)	(0.0	)(a)

	(4,400)	(147,827)	1,612	0.0	(a)

Interactive Media & Services
LINE Corp.*	(700)	(22,317)	2,825	0.0	(a)
Yahoo Japan Corp.	(19,300)	(60,212)	6,539	0.1

	(20,000)	(82,529)	9,364	0.1

IT Services
GMO internet, Inc.	(3,300)	(47,158)	4,551	0.0	(a)

Machinery
FANUC Corp.	(400)	(69,587)	2,821	0.0	(a)

Marine
Kawasaki Kisen Kaisha Ltd.*	(3,400)	(45,307)	20,171	0.1
Mitsui OSK Lines Ltd.	(2,400)	(58,331)	11,403	0.1
Nippon Yusen KK	(3,900)	(62,891)	9,330	0.0	(a)

	(9,700)	(166,529)	40,904	0.2

Multiline Retail
Don Quijote Holdings Co. Ltd.	(900)	(53,763)	848	0.0	(a)
Marui Group Co. Ltd.	(2,000)	(43,064)	2,190	0.0	(a)

	(2,900)	(96,827)	3,038	0.0	(a)

Road & Rail
Keio Corp.	(1,300)	(70,608)	2,467	0.0	(a)
Odakyu Electric Railway Co. Ltd.	(2,900)	(61,308)	7,422	0.1
Tokyu Corp.	(3,700)	(61,126)	4,264	0.0	(a)

	(7,900)	(193,042)	14,153	0.1

Semiconductors & Semiconductor Equipment
Renesas Electronics Corp.*	(4,900)	(25,813)	4,724	0.0	(a)

Trading Companies & Distributors
MonotaRO Co. Ltd.	(2,500)	(55,117)	12,022	0.1

Transportation Infrastructure
Mitsubishi Logistics Corp.	(2,700)	(61,899)	7,833	0.0	(a)

Total Short Positions of Total Return Basket Swap	(119,100)	(1,640,572)	156,225	0.7

Total of Long and Short Positions of Total Return Basket Swap	(20,100)	(236,065)	12,868	0.1

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	97

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month BBR on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.35)% to 0.35%), which is denominated in AUD based on the local currencies of the positions within the swaps.	2/25/2019	$99,080	$(26,725)	$(1,477)	$(28,202)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Food & Staples Retailing
Metcash Ltd.	37,412	73,120	(5,025)	(0.0	)(a)

Metals & Mining
Sandfire Resources NL	14,754	69,763	(3,458)	(0.0	)(a)

Oil, Gas & Consumable Fuels
Beach Energy Ltd.	62,678	78,072	(9,804)	(0.0	)(a)
Whitehaven Coal Ltd.	21,030	72,643	(10,757)	(0.1)

	83,708	150,715	(20,561)	(0.1)

Total Long Positions of Total Return Basket Swap	135,874	293,598	(29,044)	(0.1)

Short Positions

Common Stocks
Building Products
Reliance Worldwide Corp. Ltd.	(20,793)	(74,076)	(5,499)	(0.0	)(a)

Chemicals
Nufarm Ltd.	(14,282)	(57,755)	1,684	0.0	(a)

IT Services
NEXTDC Ltd.*	(14,996)	(62,687)	6,134	0.0	(a)

Total Short Positions of Total Return Basket Swap	(50,071)	(194,518)	2,319	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swap	85,803	99,080	(26,725)	(0.1)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Goldman Sachs	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day SONIA and one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (2.25) % to 0.30%), which is denominated in GBP based on the local currencies of the positions within the swaps.	11/14/2018 — 9/29/2028	$(43,295)	$220	$27,260	$27,480

SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Aerospace & Defense
Meggitt plc	11,110	75,166	2,680	0.0	(a)

Air Freight & Logistics
Royal Mail plc	14,805	67,969	2,653	0.0	(a)

Airlines
Wizz Air Holdings plc* (b)	412	13,513	1,089	0.0	(a)

Distributors
Inchcape plc	6,937	47,911	(6,642)	(0.0	)(a)

Energy Equipment & Services
Hunting plc	8,282	71,063	(8,028)	(0.0	)(a)

Food & Staples Retailing
J Sainsbury plc	19,551	77,677	(242)	(0.0	)(a)
Wm Morrison Supermarkets plc	23,697	75,077	377	0.0	(a)

	43,248	152,754	135	0.0	(a)

Food Products
Tate & Lyle plc	9,234	79,395	2,751	0.0	(a)

Hotels, Restaurants & Leisure
William Hill plc	5,215	14,019	(1,528)	(0.0	)(a)

Machinery
Bodycote plc	7,433	75,484	8	0.0	(a)
Vesuvius plc	9,673	67,112	(3,598)	(0.0	)(a)

	17,106	142,596	(3,590)	(0.0	)(a)

Metals & Mining
Antofagasta plc	7,673	76,807	289	0.0	(a)
Centamin plc	22,169	28,152	2,491	0.0	(a)
Rio Tinto plc	99	4,807	193	0.0	(a)

	29,941	109,766	2,973	0.0	(a)

Oil, Gas & Consumable Fuels
BP plc	11,148	80,530	(708)	(0.0	)(a)
Royal Dutch Shell plc	2,314	75,466	(1,508)	(0.0	)(a)
Tullow Oil plc*	23,820	68,341	(8,434)	(0.1)

	37,282	224,337	(10,650)	(0.1)

Pharmaceuticals
Hikma Pharmaceuticals plc	3,280	79,556	3,255	0.0	(a)

Total Long Positions of Total Return Basket Swap	186,852	1,078,045	(14,902)	(0.1)

Short Positions

Common Stocks
Banks
Metro Bank plc*	(1,647)	(46,739)	10,341	0.1

Containers & Packaging
DS Smith plc	(11,188)	(56,137)	3,831	0.0	(a)
RPC Group plc	(6,301)	(61,417)	2,158	0.0	(a)

	(17,489)	(117,554)	5,989	0.0	(a)

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	99

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued

Common Stocks — continued
Diversified Telecommunication Services
BT Group plc	(25,092)	(76,832)	(856)	(0.0	)(a)
Inmarsat plc	(10,239)	(59,544)	7,355	0.0	(a)

	(35,331)	(136,376)	6,499	0.0	(a)

Electrical Equipment
Melrose Industries plc	(25,537)	(54,971)	1,997	0.0	(a)

Energy Equipment & Services
John Wood Group plc	(6,865)	(62,569)	4,132	0.0	(a)

Health Care Providers & Services
NMC Health plc	(1,488)	(67,093)	(7,419)	(0.0	)(a)
Spire Healthcare Group plc (b)	(48,428)	(72,672)	3,928	0.0	(a)

	(49,916)	(139,765)	(3,491)	(0.0	)(a)

Hotels, Restaurants & Leisure
Merlin Entertainments plc (b)	(230)	(950)	173	0.0	(a)

Household Durables
Crest Nicholson Holdings plc	(9,700)	(42,254)	(627)	(0.0	)(a)

Metals & Mining
Fresnillo plc	(1,395)	(15,128)	(1,448)	(0.0	)(a)

Multi-Utilities
National Grid plc	(6,804)	(71,878)	(1,666)	(0.0	)(a)

Professional Services
Capita plc*	(36,863)	(60,372)	(1,147)	(0.0	)(a)

Real Estate Management & Development
Capital & Counties Properties plc	(19,772)	(63,085)	(1,552)	(0.0	)(a)

Software
AVEVA Group plc	(1,775)	(59,374)	(1,220)	(0.0	)(a)
Sage Group plc (The)	(9,769)	(67,923)	1,576	0.0	(a)

	(11,544)	(127,297)	356	0.0	(a)

Specialty Retail
Kingfisher plc	(14,140)	(45,915)	1,370	0.0	(a)

Trading Companies & Distributors
Travis Perkins plc	(4,658)	(65,788)	(6,565)	(0.0	)(a)

Water Utilities
Severn Trent plc	(2,975)	(70,699)	761	0.0	(a)

Total Short Positions of Total Return Basket Swap	(244,866)	(1,121,340)	15,122	0.1

Total of Long and Short Positions of Total Return Basket Swap	(58,014)	(43,295)	220	0.0	(a)

SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Goldman Sachs	The Fund receives the total return on a portfolio of short equity positions and pays or receives the net of one day FEDEF on short positions, plus or minus a specified spread (rates range from (7.27)% to (0.20)%), which is denominated in USD based on the local currencies of the positions within the swaps.	5/24/2028 — 10/26/2028	$(5,811,114)	$174,364	$507,792	$682,156

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions

Common Stocks
Aerospace & Defense
Cubic Corp.	(1,068)	(70,072)	2,445	0.0	(a)
Kratos Defense & Security Solutions, Inc.*	(4,647)	(58,227)	3,020	0.0	(a)
Mercury Systems, Inc.*	(1,268)	(59,418)	6,201	0.1
Triumph Group, Inc.	(3,025)	(55,206)	3,298	0.0	(a)

	(10,008)	(242,923)	14,964	0.1

Air Freight & Logistics
Air Transport Services Group, Inc.*	(3,304)	(64,758)	5,915	0.0	(a)
United Parcel Service, Inc.	(651)	(69,358)	6,581	0.1

	(3,955)	(134,116)	12,496	0.1

Airlines
American Airlines Group, Inc.	(1,679)	(58,899)	(5,826)	(0.0	)(a)

Auto Components
Cooper Tire & Rubber Co.	(1,865)	(57,610)	(11,862)	(0.0	)(a)

Banks
First Republic Bank	(740)	(67,333)	1,398	0.0	(a)

Beverages
Brown-Forman Corp.	(1,400)	(64,876)	1,288	0.0	(a)
National Beverage Corp.*	(680)	(62,866)	5,630	0.0	(a)

	(2,080)	(127,742)	6,918	0.0	(a)

Capital Markets
Cboe Global Markets, Inc.	(708)	(79,898)	(7,710)	(0.0	)(a)
MarketAxess Holdings, Inc.	(352)	(73,804)	(8,047)	(0.1)
WisdomTree Investments, Inc.	(8,171)	(63,488)	(3,104)	(0.0	)(a)

	(9,231)	(217,190)	(18,861)	(0.1)

Chemicals
Albemarle Corp.	(678)	(67,271)	(2,407)	(0.0	)(a)
GCP Applied Technologies, Inc.*	(2,614)	(67,885)	(2,718)	(0.0	)(a)
International Flavors & Fragrances, Inc.	(506)	(73,198)	(5,394)	(0.1)
PQ Group Holdings, Inc.*	(4,313)	(69,224)	(2,114)	(0.0	)(a)

	(8,111)	(277,578)	(12,633)	(0.1)

Commercial Services & Supplies
ABM Industries, Inc.	(2,056)	(63,222)	3,331	0.0	(a)

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	101

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued

Common Stocks — continued
Communications Equipment
Acacia Communications, Inc.*	(1,687)	(58,151)	3,441	0.0	(a)
ADTRAN, Inc.	(3,784)	(50,857)	13,698	0.0	(a)
Extreme Networks, Inc.*	(11,975)	(66,461)	(8,023)	(0.0	)(a)
Finisar Corp.*	(4,036)	(67,361)	(767)	(0.0	)(a)
Infinera Corp.*	(3,137)	(17,379)	910	0.0	(a)

	(24,619)	(260,209)	9,259	0.0	(a)

Construction Materials
Summit Materials, Inc.*	(3,888)	(52,488)	10,886	0.0	(a)

Distributors
Core-Mark Holding Co., Inc.	(569)	(21,855)	(2,458)	(0.0	)(a)

Diversified Telecommunication Services
Cincinnati Bell, Inc.*	(4,445)	(63,075)	2,800	0.0	(a)
Zayo Group Holdings, Inc.*	(1,983)	(59,252)	3,292	0.0	(a)

	(6,428)	(122,327)	6,092	0.0	(a)

Electronic Equipment, Instruments & Components
Cognex Corp.	(1,201)	(51,451)	3,327	0.0	(a)
Fitbit, Inc.*	(12,276)	(58,065)	(982)	(0.0	)(a)

	(13,477)	(109,516)	2,345	0.0	(a)

Energy Equipment & Services
C&J Energy Services, Inc.*	(3,142)	(59,007)	5,215	0.0	(a)
Ensco plc	(8,269)	(59,041)	12,238	0.1
Keane Group, Inc.*	(6,077)	(76,388)	(1,519)	(0.0	)(a)
Patterson-UTI Energy, Inc.	(3,949)	(65,711)	435	0.0	(a)
Weatherford International plc*	(6,869)	(9,273)	8,586	0.0	(a)

	(28,306)	(269,420)	24,955	0.1

Equity Real Estate Investment Trusts (REITs)
Alexander & Baldwin, Inc.	(3,241)	(63,329)	3,630	0.0	(a)

Food Products
Kraft Heinz Co. (The)	(1,236)	(67,943)	952	0.0	(a)

Gas Utilities
Southwest Gas Holdings, Inc.	(946)	(73,097)	3,936	0.0	(a)
Spire, Inc.	(1,029)	(74,685)	1,934	0.0	(a)

	(1,975)	(147,782)	5,870	0.0	(a)

Health Care Equipment & Supplies
Hologic, Inc.*	(1,783)	(69,519)	2,799	0.0	(a)
iRhythm Technologies, Inc.*	(722)	(55,782)	2,844	0.0	(a)
Nevro Corp.*	(267)	(13,019)	235	0.0	(a)
Penumbra, Inc.*	(446)	(60,656)	(2,230)	(0.0	)(a)
ViewRay, Inc.*	(8,643)	(74,762)	(5,383)	(0.0	)(a)

	(11,861)	(273,738)	(1,735)	(0.0	)(a)

Health Care Technology
Evolent Health, Inc.*	(2,410)	(53,502)	7,784	0.0	(a)
Medidata Solutions, Inc.*	(912)	(64,114)	(4,123)	(0.0	)(a)
Omnicell, Inc.*	(983)	(69,498)	(6,930)	(0.0	)(a)
Teladoc Health, Inc.*	(863)	(59,840)	(5,100)	(0.0	)(a)

	(5,168)	(246,954)	(8,369)	(0.0	)(a)

SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued

Common Stocks — continued
Hotels, Restaurants & Leisure
Caesars Entertainment Corp.*	(580)	(4,982)	296	0.0	(a)
Eldorado Resorts, Inc.*	(1,069)	(39,019)	9,856	0.1
Golden Entertainment, Inc.*	(3,079)	(55,945)	8,223	0.0	(a)

	(4,728)	(99,946)	18,375	0.1

Household Durables
Installed Building Products, Inc.*	(1,147)	(34,938)	6,859	0.0	(a)
Mohawk Industries, Inc.*	(283)	(35,298)	9,877	0.1

	(1,430)	(70,236)	16,736	0.1

Household Products
Spectrum Brands Holdings, Inc.	(964)	(62,612)	2,930	0.0	(a)

Insurance
Alleghany Corp.	(120)	(72,082)	2,602	0.0	(a)
Arch Capital Group Ltd.*	(2,548)	(72,287)	(714)	(0.0	)(a)
Markel Corp.*	(65)	(71,060)	4,278	0.0	(a)
ProAssurance Corp.	(1,449)	(63,640)	2,434	0.0	(a)
Willis Towers Watson plc	(488)	(69,862)	(1,815)	(0.0	)(a)

	(4,670)	(348,931)	6,785	0.0	(a)

Interactive Media & Services
TrueCar, Inc.*	(4,833)	(55,000)	5,751	0.0	(a)

IT Services
InterXion Holding NV*	(1,123)	(66,111)	2,718	0.0	(a)
Twilio, Inc.*	(809)	(60,853)	(5,825)	(0.0	)(a)

	(1,932)	(126,964)	(3,107)	(0.0	)(a)

Machinery
Albany International Corp.	(866)	(60,603)	1,541	0.0	(a)
CIRCOR International, Inc.*	(1,437)	(46,717)	13,651	0.1
Evoqua Water Technologies Corp.*	(3,484)	(33,446)	23,831	0.1
John Bean Technologies Corp.	(573)	(59,575)	2,693	0.0	(a)
Mueller Water Products, Inc.	(6,062)	(62,196)	5,395	0.0	(a)
REV Group, Inc.	(6,052)	(66,027)	11,358	0.1

	(18,474)	(328,564)	58,469	0.3

Media
Altice USA, Inc.	(2,835)	(46,239)	4,508	0.0	(a)
Charter Communications, Inc.*	(167)	(53,502)	(1,710)	(0.0	)(a)
EW Scripps Co. (The)	(2,938)	(49,417)	(1,351)	(0.0	)(a)
Liberty Global plc*	(1,696)	(43,468)	(780)	(0.0	)(a)

	(7,636)	(192,626)	667	0.0	(a)

Metals & Mining
AK Steel Holding Corp.*	(150)	(555)	131	0.0	(a)
Coeur Mining, Inc.*	(4,563)	(21,811)	1,871	0.0	(a)
Constellium NV*	(5,663)	(51,307)	7,418	0.1
Hecla Mining Co.	(2,118)	(5,083)	826	0.0	(a)
TimkenSteel Corp.*	(675)	(7,851)	1,668	0.0	(a)

	(13,169)	(86,607)	11,914	0.1

Oil, Gas & Consumable Fuels
Extraction Oil & Gas, Inc.*	(1,477)	(11,801)	3,840	0.0	(a)
Golar LNG Ltd.	(2,436)	(65,236)	(2,533)	(0.0	)(a)

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	103

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued

Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
Matador Resources Co.*	(2,284)	(65,871)	7,582	0.1
SemGroup Corp.	(2,986)	(55,211)	7,525	0.0	(a)

	(9,183)	(198,119)	16,414	0.1

Pharmaceuticals
Collegium Pharmaceutical, Inc.*	(4,688)	(75,242)	5,392	0.0	(a)
Intra-Cellular Therapies, Inc.*	(3,378)	(57,358)	5,473	0.0	(a)
Medicines Co. (The)*	(371)	(8,630)	1,391	0.0	(a)
Nektar Therapeutics*	(62)	(2,398)	617	0.0	(a)
Revance Therapeutics, Inc.*	(2,476)	(53,903)	3,664	0.0	(a)
Theravance Biopharma, Inc.*	(2,261)	(54,875)	13,746	0.1
WaVe Life Sciences Ltd.*	(1,277)	(59,623)	(6,755)	(0.0	)(a)

	(14,513)	(312,029)	23,528	0.1

Real Estate Management & Development
Redfin Corp.*	(4,284)	(66,188)	(43)	(0.0	)(a)

Road & Rail
Heartland Express, Inc.	(3,424)	(66,665)	(4,930)	(0.0	)(a)

Semiconductors & Semiconductor Equipment
Cree, Inc.*	(1,775)	(68,905)	(7,420)	(0.0	)(a)
MACOM Technology Solutions Holdings, Inc.*	(1,338)	(18,826)	(441)	(0.0	)(a)
MaxLinear, Inc.*	(214)	(4,154)	(617)	(0.0	)(a)
Universal Display Corp.	(576)	(70,854)	(8,738)	(0.1)

	(3,903)	(162,739)	(17,216)	(0.1)

Software
Autodesk, Inc.*	(20)	(2,585)	85	0.0	(a)
FireEye, Inc.*	(4,081)	(75,458)	(9,142)	(0.0	)(a)
PROS Holdings, Inc.*	(33)	(1,086)	(61)	(0.0	)(a)

	(4,134)	(79,129)	(9,118)	(0.0	)(a)

Specialty Retail
Floor & Decor Holdings, Inc.*	(1,493)	(38,191)	3,105	0.0	(a)
L Brands, Inc.	(1,523)	(49,376)	(5,940)	(0.0	)(a)
Murphy USA, Inc.*	(604)	(48,700)	(990)	(0.0	)(a)
National Vision Holdings, Inc.*	(1,085)	(44,952)	(1,378)	(0.0	)(a)
Ulta Beauty, Inc.*	(189)	(51,884)	(1,207)	(0.0	)(a)

	(4,894)	(233,103)	(6,410)	(0.0	)(a)

Technology Hardware, Storage & Peripherals
Cray, Inc.*	(3,612)	(81,956)	(12,064)	(0.0	)(a)

Thrifts & Mortgage Finance
Kearny Financial Corp.	(5,260)	(68,064)	4,261	0.0	(a)
LendingTree, Inc.*	(336)	(67,768)	2,852	0.0	(a)

	(5,596)	(135,832)	7,113	0.0	(a)

Tobacco
Philip Morris International, Inc.	(331)	(29,151)	(1,142)	(0.0	)(a)
Vector Group Ltd.	(4,860)	(65,708)	(2,284)	(0.0	)(a)

	(5,191)	(94,859)	(3,426)	(0.0	)(a)

Transportation Infrastructure
Macquarie Infrastructure Corp.	(1,634)	(60,376)	10,409	0.0	(a)

SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued

Common Stocks — continued
Water Utilities
Aqua America, Inc.	(2,043)	(66,459)	10,235	0.0	(a)

Total Short Positions of Total Return Basket Swap	(260,740)	(5,811,114)	174,364	0.8

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Goldman Sachs	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day CORRA and one month BA on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.40)% to 0.25%), which is denominated in CAD based on the local currencies of the positions within the swaps.	5/25/2028 — 10/26/2028	$(377,960)	$30,660	$(16,971)	$13,689

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Auto Components
Magna International, Inc.	217	10,683	475	0.0	(a)

Banks
Canadian Imperial Bank of Commerce	937	80,913	(3,488)	(0.0	)(a)

Food & Staples Retailing
Empire Co. Ltd.	4,075	74,136	2,784	0.0	(a)

Leisure Products
BRP, Inc.	1,538	61,873	(988)	(0.0	)(a)

Metals & Mining
Hudbay Minerals, Inc.	18,641	73,208	(14,712)	(0.1)
Teck Resources Ltd.	3,564	73,665	(750)	(0.0	)(a)

	22,205	146,873	(15,462)	(0.1)

Oil, Gas & Consumable Fuels
Imperial Oil Ltd.	2,571	80,306	(3,346)	(0.0	)(a)
Suncor Energy, Inc.	2,026	67,962	(7,205)	(0.0	)(a)

	4,597	148,268	(10,551)	(0.0	)(a)

Paper & Forest Products
Canfor Corp.*	1,432	20,570	61	0.0	(a)
Interfor Corp.*	5,579	61,704	(10,440)	(0.0	)(a)
Norbord, Inc.	639	16,294	284	0.0	(a)
West Fraser Timber Co. Ltd.	294	14,771	148	0.0	(a)

	7,944	113,339	(9,947)	(0.0	)(a)

Real Estate Management & Development
First Capital Realty, Inc.	5,444	81,219	2,628	0.0	(a)

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	105

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued

Common Stocks — continued
Textiles, Apparel & Luxury Goods
Gildan Activewear, Inc.	2,087	62,382	3,760	0.0	(a)

Total Long Positions of Total Return Basket Swap	49,044	779,686	(30,789)	(0.1)

Short Positions

Common Stocks
Capital Markets
Thomson Reuters Corp.	(1,504)	(69,999)	(2,996)	(0.0	)(a)

Construction & Engineering
SNC-Lavalin Group, Inc.	(1,723)	(61,514)	(2,843)	(0.0	)(a)

Diversified Financial Services
Onex Corp.	(1,048)	(68,901)	(610)	(0.0	)(a)

Entertainment
Cineplex, Inc.	(1,840)	(50,722)	(3,344)	(0.0	)(a)

Food Products
Saputo, Inc.	(2,171)	(66,146)	(2,717)	(0.0	)(a)

Gas Utilities
AltaGas Ltd.	(4,348)	(54,662)	16,502	0.0	(a)

Metals & Mining
Agnico Eagle Mines Ltd.	(166)	(5,864)	(154)	(0.0	)(a)
Goldcorp, Inc.	(1,602)	(14,469)	1,606	0.0	(a)
Kinross Gold Corp.*	(23,779)	(61,775)	5,274	0.0	(a)
Yamana Gold, Inc.	(26,413)	(59,991)	5,834	0.0	(a)

	(51,960)	(142,099)	12,560	0.0	(a)

Multi-Utilities
Algonquin Power & Utilities Corp.	(7,535)	(75,210)	(1,512)	(0.0	)(a)
Canadian Utilities Ltd.	(2,934)	(69,603)	(3,673)	(0.0	)(a)

	(10,469)	(144,813)	(5,185)	(0.0	)(a)

Oil, Gas & Consumable Fuels
ARC Resources Ltd.	(6,450)	(60,068)	10,087	0.1
Enbridge, Inc.	(2,134)	(66,495)	2,593	0.0	(a)
Encana Corp.	(5,779)	(58,999)	8,233	0.0	(a)
Pembina Pipeline Corp.	(2,184)	(70,641)	2,546	0.0	(a)
PrairieSky Royalty Ltd.	(3,776)	(57,366)	6,303	0.0	(a)
Seven Generations Energy Ltd.*	(6,407)	(68,672)	8,552	0.1
TransCanada Corp.	(1,666)	(62,821)	3,767	0.0	(a)
Whitecap Resources, Inc.	(10,983)	(53,728)	8,001	0.0	(a)

	(39,379)	(498,790)	50,082	0.2

Total Short Positions of Total Return Basket Swap	(114,442)	(1,157,646)	61,449	0.2

Total of Long and Short Positions of Total Return Basket Swap	(65,398)	(377,960)	30,660	0.1

SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Goldman Sachs	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day EONIA and one month EURIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (6.00)% to 0.30%), which is denominated in EUR based on the local currencies of the positions within the swaps.	5/25/2028 — 10/27/2028	$(73,003)	$(21,248)	$124,422	$103,174

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Auto Components
Cie Plastic Omnium SA	1,302	36,199	(4,342)	(0.0	)(a)
Faurecia SA	235	11,392	(890)	(0.0	)(a)

	1,537	47,591	(5,232)	(0.0	)(a)

Capital Markets
AURELIUS Equity Opportunities SE & Co. KGaA	1,599	74,371	533	0.0	(a)

Chemicals
Arkema SA	679	71,236	(5,440)	(0.0	)(a)

Construction & Engineering
ACS Actividades de Construccion y Servicios SA	1,891	70,802	(4,885)	(0.0	)(a)
HOCHTIEF AG	492	72,908	(3,611)	(0.0	)(a)

	2,383	143,710	(8,496)	(0.0	)(a)

Diversified Telecommunication Services
Orange SA	5,013	78,245	(382)	(0.0	)(a)

Electric Utilities
Red Electrica Corp. SA	3,865	80,030	(1,648)	(0.0	)(a)
Terna Rete Elettrica Nazionale SpA	15,293	78,996	(268)	(0.0	)(a)

	19,158	159,026	(1,916)	(0.0	)(a)

Electrical Equipment
Schneider Electric SE	997	72,094	1,248	0.0	(a)
Signify NV (b)	260	6,405	159	0.0	(a)

	1,257	78,499	1,407	0.0	(a)

Food & Staples Retailing
Koninklijke Ahold Delhaize NV	3,298	75,493	2,385	0.0	(a)

Gas Utilities
Italgas SpA	14,731	76,005	365	0.0	(a)

Independent Power and Renewable Electricity Producers
ERG SpA	3,688	68,797	(1,966)	(0.0	)(a)
Uniper SE	2,681	77,369	581	0.0	(a)

	6,369	146,166	(1,385)	(0.0	)(a)

Industrial Conglomerates
Rheinmetall AG	699	60,494	(1,308)	(0.0	)(a)

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	107

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued

Common Stocks — continued
Insurance
Aegon NV	12,093	74,162	(2,865)	(0.0	)(a)
NN Group NV	1,915	82,226	(3,158)	(0.1)
Poste Italiane SpA (b)	9,162	65,741	(1,268)	(0.0	)(a)
UnipolSai Assicurazioni SpA	32,380	70,694	(2,373)	(0.0	)(a)

	55,550	292,823	(9,664)	(0.1)

Media
Mediaset Espana Comunicacion SA	7,483	50,883	(1,118)	(0.0	)(a)
Publicis Groupe SA	948	54,877	111	0.0	(a)

	8,431	105,760	(1,007)	(0.0	)(a)

Metals & Mining
Eramet	771	70,976	(497)	(0.0	)(a)

Oil, Gas & Consumable Fuels
Galp Energia SGPS SA	4,194	72,926	(5,617)	(0.0	)(a)
Saras SpA	36,514	71,259	(961)	(0.0	)(a)

	40,708	144,185	(6,578)	(0.0	)(a)

Pharmaceuticals
Sanofi	920	82,212	2,342	0.0	(a)
UCB SA	995	83,560	(1,715)	(0.0	)(a)

	1,915	165,772	627	0.0	(a)

Real Estate Management & Development
Nexity SA	1,307	62,502	(3,512)	(0.0	)(a)

Semiconductors & Semiconductor Equipment
BE Semiconductor Industries NV	2,928	62,595	8,215	0.0	(a)
Siltronic AG	111	10,166	(1,203)	(0.0	)(a)

	3,039	72,761	7,012	0.0	(a)

Textiles, Apparel & Luxury Goods
Christian Dior SE	125	48,358	2,646	0.0	(a)

Total Long Positions of Total Return Basket Swap	168,569	1,973,973	(30,442)	(0.1)

Short Positions

Common Stocks
Air Freight & Logistics
bpost SA	(4,080)	(61,920)	(1,964)	(0.0	)(a)

Auto Components
Brembo SpA	(3,493)	(38,671)	1,442	0.0	(a)
Gestamp Automocion SA (b)	(9,059)	(57,438)	19	0.0	(a)
Nokian Renkaat OYJ	(1,144)	(36,389)	5,894	0.0	(a)

	(13,696)	(132,498)	7,355	0.0	(a)

Banks
Commerzbank AG*	(6,179)	(58,181)	2,603	0.0	(a)

Capital Markets
Banca Generali SpA	(2,406)	(46,326)	10,367	0.0	(a)

Chemicals
Umicore SA	(1,195)	(56,252)	(1,006)	(0.0	)(a)

SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued

Common Stocks — continued
Commercial Services & Supplies
Elis SA	(2,927)	(59,020)	(592)	(0.0	)(a)

Diversified Financial Services
Wendel SA	(507)	(65,695)	1,147	0.0	(a)

Diversified Telecommunication Services
Cellnex Telecom SA (b)	(2,782)	(69,206)	(2,906)	(0.0	)(a)
Iliad SA	(220)	(25,429)	242	0.0	(a)

	(3,002)	(94,635)	(2,664)	(0.0	)(a)

Electrical Equipment
Nexans SA	(499)	(14,400)	141	0.0	(a)
Siemens Gamesa Renewable Energy SA*	(6,286)	(69,618)	(1,368)	(0.0	)(a)

	(6,785)	(84,018)	(1,227)	(0.0	)(a)

Energy Equipment & Services
CGG SA*	(23,786)	(57,539)	5,212	0.0	(a)

Food Products
Kerry Group plc	(699)	(71,651)	(1,226)	(0.0	)(a)

Health Care Providers & Services
Orpea	(521)	(64,142)	(5,624)	(0.0	)(a)

Hotels, Restaurants & Leisure
Paddy Power Betfair plc	(675)	(58,258)	(3,792)	(0.0	)(a)
Sodexo SA	(510)	(52,059)	(1,887)	(0.0	)(a)

	(1,185)	(110,317)	(5,679)	(0.0	)(a)

Internet & Direct Marketing Retail
Delivery Hero SE* (b)	(1,240)	(49,929)	(574)	(0.0	)(a)
Rocket Internet SE* (b)	(1,948)	(56,245)	(2,681)	(0.0	)(a)
Zalando SE* (b)	(636)	(24,585)	(1,430)	(0.0	)(a)

	(3,824)	(130,759)	(4,685)	(0.0	)(a)

IT Services
Bechtle AG	(662)	(58,790)	(319)	(0.0	)(a)
Indra Sistemas SA*	(6,881)	(68,008)	2,544	0.0	(a)

	(7,543)	(126,798)	2,225	0.0	(a)

Life Sciences Tools & Services
MorphoSys AG*	(674)	(62,410)	(2,262)	(0.0	)(a)

Machinery
Duerr AG	(1,691)	(60,258)	2,731	0.0	(a)
GEA Group AG	(624)	(18,961)	209	0.0	(a)
Outotec OYJ*	(4,047)	(15,653)	5,564	0.0	(a)

	(6,362)	(94,872)	8,504	0.0	(a)

Media
Altice Europe NV*	(17,018)	(40,487)	6,525	0.0	(a)
Telenet Group Holding NV	(293)	(14,195)	379	0.0	(a)

	(17,311)	(54,682)	6,904	0.0	(a)

Metals & Mining
AMG Advanced Metallurgical Group NV	(1,262)	(60,044)	(6,804)	(0.0	)(a)
Bekaert SA	(2,849)	(61,531)	6,265	0.0	(a)
thyssenkrupp AG	(219)	(4,591)	519	0.0	(a)

	(4,330)	(126,166)	(20)	(0.0	)(a)

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	109

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued

Common Stocks — continued
Multi-Utilities
E.ON SE	(6,585)	(63,677)	(1,097)	(0.0	)(a)
RWE AG	(2,860)	(55,639)	(263)	(0.0	)(a)
Suez	(5,351)	(77,185)	1,750	0.0	(a)

	(14,796)	(196,501)	390	0.0	(a)

Pharmaceuticals
Orion OYJ	(1,841)	(63,329)	856	0.0	(a)

Professional Services
Bureau Veritas SA	(2,739)	(61,792)	(522)	(0.0	)(a)

Semiconductors & Semiconductor Equipment
SOITEC*	(850)	(60,566)	(6,906)	(0.0	)(a)

Specialty Retail
Industria de Diseno Textil SA	(1,411)	(39,769)	17	0.0	(a)

Transportation Infrastructure
Aeroports de Paris	(321)	(67,138)	(2,009)	(0.0	)(a)

Total Short Positions of Total Return Basket Swap	(128,970)	(2,046,976)	9,194	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swap	39,599	(73,003)	(21,248)	(0.1)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Goldman Sachs	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day LIBOR and one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.85) % to 0.30%), which is denominated in CHF based on the local currencies of the positions within the swaps.	5/26/2028 — 9/29/2028	$(82,338)	$3,358	$9,118	$12,476

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Food Products
Barry Callebaut AG (Registered)	41	80,138	5,213	0.0	(a)

Health Care Equipment & Supplies
Sonova Holding AG (Registered)	399	65,071	636	0.0	(a)

Machinery
Georg Fischer AG (Registered)	64	59,542	(3,664)	(0.0	)(a)

Pharmaceuticals
Roche Holding AG	347	84,480	237	0.0	(a)

Real Estate Management & Development
PSP Swiss Property AG (Registered)	890	85,873	4,258	0.0	(a)

Total Long Positions of Total Return Basket Swap	1,741	375,104	6,680	0.0	(a)

SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions

Common Stocks
Air Freight & Logistics
Panalpina Welttransport Holding AG (Registered)	(595)	(72,709)	184	0.0	(a)

Chemicals
Clariant AG (Registered)*	(3,221)	(69,422)	2,661	0.0	(a)
EMS-Chemie Holding AG (Registered)	(115)	(63,362)	(2,210)	(0.0	)(a)

	(3,336)	(132,784)	451	0.0	(a)

Machinery
Schindler Holding AG	(336)	(70,850)	3,782	0.0	(a)

Marine
Kuehne + Nagel International AG (Registered)	(475)	(66,018)	866	0.0	(a)

Professional Services
DKSH Holding AG	(1,017)	(68,566)	(5,208)	(0.0	)(a)

Semiconductors & Semiconductor Equipment
ams AG*	(1,194)	(46,515)	(3,397)	(0.0	)(a)

Total Short Positions of Total Return Basket Swap	(6,953)	(457,442)	(3,322)	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swap	(5,212)	(82,338)	3,358	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Goldman Sachs	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day BOJ TONAR and one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (2.50) % to 0.60%), which is denominated in JPY based on the local currencies of the positions within the swaps.	5/26/2028 — 10/30/2028	$300,163	$(92,573)	$92,183	$(390)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Auto Components
Keihin Corp.	3,200	63,008	(1,951)	(0.0	)(a)
TS Tech Co. Ltd.	900	25,902	(656)	(0.0	)(a)

	4,100	88,910	(2,607)	(0.0	)(a)

Chemicals
Asahi Kasei Corp.	5,400	64,792	(12,371)	(0.1)
Daicel Corp.	7,200	76,169	(1,788)	(0.0	)(a)
KH Neochem Co. Ltd.*	2,400	68,162	(17,390)	(0.1)
Mitsubishi Gas Chemical Co., Inc.	800	13,429	312	0.0	(a)
Sumitomo Bakelite Co. Ltd.	600	21,664	675	0.0	(a)
Sumitomo Chemical Co. Ltd.	15,000	75,141	(8,036)	(0.0	)(a)
Tokuyama Corp.	3,200	71,557	(9,547)	(0.0	)(a)

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	111

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued

Common Stocks — continued
Chemicals — continued
Ube Industries Ltd.	3,000	65,348	(9,632)	(0.0	)(a)

	37,600	456,262	(57,777)	(0.2)

Construction & Engineering
Hazama Ando Corp.	10,500	72,507	(6,094)	(0.0	)(a)
Kyowa Exeo Corp.	2,700	72,780	(6,864)	(0.1)
Kyudenko Corp.	2,000	72,767	(5,943)	(0.0	)(a)
Maeda Corp.	6,400	72,318	(2,647)	(0.0	)(a)
Sumitomo Mitsui Construction Co. Ltd.*	11,900	74,653	(6,504)	(0.0	)(a)

	33,500	365,025	(28,052)	(0.1)

Diversified Financial Services
Mitsubishi UFJ Lease & Finance Co. Ltd.	13,700	70,407	(11,402)	(0.1)
ORIX Corp.	4,900	79,826	(1,251)	(0.0	)(a)

	18,600	150,233	(12,653)	(0.1)

Electric Utilities
Chubu Electric Power Co., Inc.	5,300	76,430	(5,278)	(0.0	)(a)
Kansai Electric Power Co., Inc. (The)	5,600	85,711	(656)	(0.0	)(a)
Tokyo Electric Power Co. Holdings, Inc.*	15,200	77,796	1,248	0.0	(a)

	26,100	239,937	(4,686)	(0.0	)(a)

Electronic Equipment, Instruments & Components
Japan Aviation Electronics Industry Ltd.*	5,000	66,210	(16,445)	(0.1)
Maruwa Co. Ltd.	1,200	67,818	(3,861)	(0.0	)(a)

	6,200	134,028	(20,306)	(0.1)

Entertainment
Capcom Co. Ltd.	3,400	70,873	(9,848)	(0.1)
GungHo Online Entertainment, Inc.*	18,500	33,445	(1,836)	(0.0	)(a)

	21,900	104,318	(11,684)	(0.1)

Food Products
Fuji Oil Holdings, Inc.	2,500	72,106	(5,395)	(0.0	)(a)

Health Care Providers & Services
Alfresa Holdings Corp.	3,000	80,015	(1,266)	(0.0	)(a)
Medipal Holdings Corp.	3,800	81,343	(402)	(0.0	)(a)
Suzuken Co. Ltd.	1,900	96,169	4,364	0.0	(a)

	8,700	257,527	2,696	0.0	(a)

Hotels, Restaurants & Leisure
Round One Corp.	4,800	56,932	(1,937)	(0.0	)(a)

Household Durables
Nikon Corp.	3,200	55,785	(3,009)	(0.0	)(a)
Sony Corp.	1,000	54,117	(4,156)	(0.0	)(a)
Token Corp.*	1,000	64,778	999	0.0	(a)

	5,200	174,680	(6,166)	(0.0	)(a)

Interactive Media & Services
Mixi, Inc.	700	15,295	(1,825)	(0.0	)(a)

IT Services
NET One Systems Co. Ltd.	3,400	71,183	(2,627)	(0.0	)(a)
Nihon Unisys Ltd.	3,300	72,317	(10,886)	(0.1)

	6,700	143,500	(13,513)	(0.1)

SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued

Common Stocks — continued
Machinery
DMG Mori Co. Ltd.	4,800	69,255	(7,708)	(0.0	)(a)
Hitachi Construction Machinery Co. Ltd.	2,400	63,721	(14,787)	(0.1)
Japan Steel Works Ltd. (The)	3,300	69,737	(6,264)	(0.0	)(a)
OKUMA Corp.	1,500	74,896	(5,469)	(0.0	)(a)
Star Micronics Co. Ltd.*	5,100	72,448	(17,538)	(0.1)
Takeuchi Manufacturing Co. Ltd.*	3,600	74,456	(16,254)	(0.1)

	20,700	424,513	(68,020)	(0.3)

Oil, Gas & Consumable Fuels
Cosmo Energy Holdings Co. Ltd.	1,900	69,879	(11,712)	(0.1)

Pharmaceuticals
Kaken Pharmaceutical Co. Ltd.	1,600	80,225	(4,048)	(0.0	)(a)
Sumitomo Dainippon Pharma Co. Ltd.	3,800	79,396	(11,355)	(0.1)
Taisho Pharmaceutical Holdings Co. Ltd.	700	74,639	(8,382)	(0.0	)(a)

	6,100	234,260	(23,785)	(0.1)

Road & Rail
Central Japan Railway Co.	400	76,764	(7,099)	(0.0	)(a)
Seino Holdings Co. Ltd.	5,300	73,396	(3,537)	(0.0	)(a)

	5,700	150,160	(10,636)	(0.0	)(a)

Semiconductors & Semiconductor Equipment
Advantest Corp.	3,800	70,150	(3,372)	(0.0	)(a)

Specialty Retail
Aoyama Trading Co. Ltd.	2,100	63,532	(972)	(0.0	)(a)
Shimachu Co. Ltd.	2,000	52,428	(10,404)	(0.1)

	4,100	115,960	(11,376)	(0.1)

Trading Companies & Distributors
Kanamoto Co. Ltd.	2,300	76,856	(6,494)	(0.0	)(a)
Mitsubishi Corp.	2,600	73,178	(10,034)	(0.1)
Mitsui & Co. Ltd.	4,900	81,872	(8,916)	(0.0	)(a)
Sojitz Corp.	22,900	77,012	(7,270)	(0.0	)(a)

	32,700	308,918	(32,714)	(0.1)

Wireless Telecommunication Services
KDDI Corp.	3,000	72,600	(6,966)	(0.0	)(a)

Total Long Positions of Total Return Basket Swap	254,600	3,705,193	(332,486)	(1.4)

Short Positions

Common Stocks
Auto Components
Toyo Tire & Rubber Co. Ltd.	(3,400)	(56,717)	1,015	0.0	(a)

Banks
Japan Post Bank Co. Ltd.	(5,900)	(68,786)	(1,906)	(0.0	)(a)
Seven Bank Ltd.	(24,500)	(76,569)	(1,432)	(0.0	)(a)

	(30,400)	(145,355)	(3,338)	(0.0	)(a)

Building Products
TOTO Ltd.	(1,600)	(57,242)	10,406	0.1

Chemicals
Air Water, Inc.	(4,000)	(64,796)	5,811	0.0	(a)

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	113

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued

Common Stocks — continued
Chemicals — continued
Hitachi Chemical Co. Ltd.	(3,900)	(61,472)	9,442	0.1
Kansai Paint Co. Ltd.	(1,300)	(19,209)	(318)	(0.0	)(a)
Nippon Paint Holdings Co. Ltd.	(2,200)	(68,721)	4,155	0.0	(a)
Tokyo Ohka Kogyo Co. Ltd.*	(2,600)	(69,636)	2,649	0.0	(a)

	(14,000)	(283,834)	21,739	0.1

Commercial Services & Supplies
Park24 Co. Ltd.	(2,300)	(60,509)	11,117	0.1
Sohgo Security Services Co. Ltd.	(1,500)	(66,811)	(636)	(0.0	)(a)
Toppan Printing Co. Ltd.	(4,300)	(60,791)	8,214	0.0	(a)

	(8,100)	(188,111)	18,695	0.1

Construction & Engineering
Chiyoda Corp.	(8,600)	(42,793)	22,443	0.1

Containers & Packaging
FP Corp.	(1,300)	(66,622)	6,163	0.0	(a)

Electrical Equipment
GS Yuasa Corp.	(600)	(12,316)	(28)	(0.0	)(a)
Mabuchi Motor Co. Ltd.	(2,000)	(71,143)	702	0.0	(a)

	(2,600)	(83,459)	674	0.0	(a)

Electronic Equipment, Instruments & Components
Alps Electric Co. Ltd.	(1,300)	(30,645)	2,976	0.0	(a)
Hirose Electric Co. Ltd.	(700)	(66,715)	4,144	0.0	(a)
Murata Manufacturing Co. Ltd.	(100)	(15,564)	(1,682)	(0.0	)(a)

	(2,100)	(112,924)	5,438	0.0	(a)

Food & Staples Retailing
Cosmos Pharmaceutical Corp.	(300)	(61,319)	4,847	0.0	(a)

Food Products
Calbee, Inc.	(2,100)	(69,672)	1,113	0.0	(a)
Ezaki Glico Co. Ltd.	(1,400)	(69,790)	946	0.0	(a)
Kewpie Corp.	(2,900)	(66,661)	835	0.0	(a)
Yamazaki Baking Co. Ltd.*	(3,800)	(68,496)	(312)	(0.0	)(a)

	(10,200)	(274,619)	2,582	0.0	(a)

Hotels, Restaurants & Leisure
HIS Co. Ltd.	(300)	(9,137)	22	0.0	(a)
Kyoritsu Maintenance Co. Ltd.	(1,200)	(53,312)	875	0.0	(a)
Resorttrust, Inc.	(3,700)	(56,982)	754	0.0	(a)
Toridoll Holdings Corp.*	(2,200)	(37,263)	2,875	0.0	(a)

	(7,400)	(156,694)	4,526	0.0	(a)

Household Durables
Fujitsu General Ltd.	(3,800)	(56,924)	3,852	0.0	(a)
Panasonic Corp.	(4,400)	(47,218)	3,610	0.0	(a)

	(8,200)	(104,142)	7,462	0.0	(a)

Industrial Conglomerates
Seibu Holdings, Inc.	(3,700)	(67,128)	5,027	0.0	(a)

Insurance
Japan Post Insurance Co. Ltd.	(2,800)	(66,687)	1,200	0.0	(a)
T&D Holdings, Inc.	(4,100)	(65,542)	6,700	0.1

	(6,900)	(132,229)	7,900	0.1

SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued

Common Stocks — continued
Interactive Media & Services
LINE Corp.*	(1,000)	(31,882)	4,035	0.0	(a)

IT Services
GMO internet, Inc.	(700)	(10,003)	965	0.0	(a)
Itochu Techno-Solutions Corp.	(3,100)	(58,789)	5,565	0.0	(a)

	(3,800)	(68,792)	6,530	0.0	(a)

Leisure Products
Bandai Namco Holdings, Inc.	(1,500)	(53,362)	846	0.0	(a)

Machinery
Daifuku Co. Ltd.	(1,600)	(68,714)	5,573	0.0	(a)
Kawasaki Heavy Industries Ltd.	(2,500)	(59,246)	12,371	0.1
MISUMI Group, Inc.	(3,200)	(64,131)	11,282	0.0	(a)
Mitsui E&S Holdings Co. Ltd.*	(3,800)	(63,810)	6,932	0.0	(a)
Miura Co. Ltd.	(2,700)	(65,939)	12,674	0.1
Nabtesco Corp.	(3,000)	(65,853)	(3,341)	(0.0	)(a)
NGK Insulators Ltd.	(4,200)	(59,111)	6,332	0.0	(a)

	(21,000)	(446,804)	51,823	0.2

Marine
Kawasaki Kisen Kaisha Ltd.*	(1,300)	(17,323)	359	0.0	(a)

Metals & Mining
Dowa Holdings Co. Ltd.	(2,300)	(66,938)	(1,425)	(0.0	)(a)
Hitachi Metals Ltd.	(5,500)	(64,674)	1,107	0.0	(a)
Mitsubishi Materials Corp.	(2,300)	(63,675)	5,774	0.0	(a)
UACJ Corp.	(2,800)	(61,035)	6,659	0.1

	(12,900)	(256,322)	12,115	0.1

Multiline Retail
Marui Group Co. Ltd.	(500)	(10,766)	(126)	(0.0	)(a)
Takashimaya Co. Ltd.	(3,700)	(58,229)	1,171	0.0	(a)

	(4,200)	(68,995)	1,045	0.0	(a)

Paper & Forest Products
Nippon Paper Industries Co. Ltd.	(3,700)	(67,036)	965	0.0	(a)

Pharmaceuticals
Nippon Shinyaku Co. Ltd.	(1,100)	(63,196)	7,255	0.0	(a)
Ono Pharmaceutical Co. Ltd.	(2,900)	(65,812)	11,999	0.1

	(4,000)	(129,008)	19,254	0.1

Professional Services
Persol Holdings Co. Ltd.	(3,300)	(62,606)	9,941	0.1

Road & Rail
Keikyu Corp.	(4,600)	(68,080)	7,710	0.0	(a)

Semiconductors & Semiconductor Equipment
Renesas Electronics Corp.*	(7,800)	(41,090)	2,942	0.0	(a)
Rohm Co. Ltd.	(1,100)	(77,335)	(4,453)	(0.0	)(a)

	(8,900)	(118,425)	(1,511)	(0.0	)(a)

Specialty Retail
Nitori Holdings Co. Ltd.	(400)	(52,229)	1,047	0.0	(a)

Technology Hardware, Storage & Peripherals
Seiko Epson Corp.	(4,200)	(67,667)	2,740	0.0	(a)

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	115

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued

Common Stocks — continued
Wireless Telecommunication Services
SoftBank Group Corp.	(800)	(63,311)	7,435	0.0	(a)

Total Short Positions of Total Return Basket Swap	(184,400)	(3,405,030)	239,913	1.0

Total of Long and Short Positions of Total Return Basket Swap	70,200	300,163	(92,573)	(0.4)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Goldman Sachs	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day OIS-RBA and one month BBR on long positions and short positions respectively, plus or minus a specified spread (rates range from (1.25)% to 0.30%), which is denominated in AUD based on the local currencies of the positions within the swaps.	11/14/2018 — 10/27/2028	$69,921	$(21,113)	$(6,438)	$(27,551)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Airlines
Qantas Airways Ltd.	19,866	77,115	(667)	(0.0	)(a)

IT Services
Computershare Ltd.	6,215	87,275	(2,201)	(0.0	)(a)

Media
Nine Entertainment Co. Holdings Ltd.	61,767	74,181	(13,338)	(0.1)

Metals & Mining
Alumina Ltd.	40,384	73,290	(5,350)	(0.0	)(a)
Iluka Resources Ltd.	11,544	66,300	(8,337)	(0.1)

	51,928	139,590	(13,687)	(0.1)

Oil, Gas & Consumable Fuels
Santos Ltd.	15,905	74,651	17	0.0	(a)
Woodside Petroleum Ltd.	3,227	79,450	(7,464)	(0.0	)(a)

	19,132	154,101	(7,447)	(0.0	)(a)

Total Long Positions of Total Return Basket Swap	158,908	532,262	(37,340)	(0.2)

Short Positions

Common Stocks
Chemicals
Orica Ltd.	(5,584)	(68,035)	(1,768)	(0.0	)(a)

Construction Materials
Boral Ltd.	(14,845)	(59,139)	10,252	0.1

SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued

Common Stocks — continued
Containers & Packaging
Amcor Ltd.	(6,754)	(63,732)	(985)	(0.0	)(a)

Diversified Financial Services
Challenger Ltd.	(7,924)	(57,709)	3,492	0.0	(a)

Hotels, Restaurants & Leisure
Domino’s Pizza Enterprises Ltd.	(1,343)	(51,473)	(1,724)	(0.0	)(a)
Star Entertainment Grp Ltd. (The)	(14,859)	(50,107)	2,722	0.0	(a)
Tabcorp Holdings Ltd.	(15,513)	(50,909)	1,374	0.0	(a)

	(31,715)	(152,489)	2,372	0.0	(a)

Transportation Infrastructure
Qube Holdings Ltd.	(35,215)	(61,237)	2,864	0.0	(a)

Total Short Positions of Total Return Basket Swap	(102,037)	(462,341)	16,227	0.1

Total of Long and Short Positions of Total Return Basket Swap	56,871	69,921	(21,113)	(0.1)

Abbreviations

AUD	— Australian Dollar
BA	— Banker’s Acceptance Rate
BBR	— Bank Base Rate
BOJ	— Bank of Japan
CAD	— Canadian Dollar
CHF	— Swiss Franc
CORRA	— Canadian Overnight Repo Rate Average
EONIA	— Euro Over Night Index Average
EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
FEDEF	— US Federal Fund Effective Rate (Continuous Series)
GBP	— British Pound
JPY	— Japanese Yen
LIBOR	— London Interbank Offered Rate
OIS-RBA	— Overnight Indexed Swap-Reserve Bank of Australia
SONIA	— Sterling Overnight Index Average

TONAR	— Tokyo Overnight Average Rate
USD	— United States Dollar
(a)	— Amount rounds to less than 0.1% of net assets.
(b)

—  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

*	— Non-income producing security.
(1)	— Notional value represents market value, as of October 31, 2018, of these positions based on the securities’ last sale or closing price on the principal exchange on which the securities are traded.
(2)	— Unrealized appreciation (depreciation) represents the unrealized gain(loss) of the positions subsequent to the swap reset.

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	117

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

The following reference rates, and their values as of period-end, are used for security descriptions:

Value
1 day CHF LIBOR	(0.78)%
1 month CHF LIBOR	(0.78)%
BA	2.08%
BBR	1.85%
BOJ TONAR	(0.10)%
CORRA	1.76%
EONIA	(0.34)%
EURIBOR	(0.37)%
FEDEF	2.20%
GBP LIBOR	0.73%
JPY LIBOR	(0.10)%
OIS-RBA	1.50%
SONIA	0.70%
USD LIBOR	2.31%

Summary of total swap contracts outstanding as of October 31, 2018:
	Net Upfront Payments (Receipts)($)	Value($)
Assets
Total return basket swaps contracts outstanding	–	1,099,613

Liabilities

Total return basket swaps contracts outstanding	–	(64,462)

SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

JPMorgan Managed Futures Strategy ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018

INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 83.7%
Investment Companies — 83.7%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.02% (a) (b) (Cost $42,503,224)	42,503,224	42,503,224

Total Investments — 83.7% (Cost 42,503,224)		42,503,224
Other Assets Less Liabilities — 16.3%		8,294,725

Net Assets — 100.0%		50,797,949

Percentages indicated are based on net assets.

(a)	Investmentin affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	Therate shown is the current yield as of October 31, 2018.

Futures contracts outstanding as of October 31, 2018:
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount($)	Value and Unrealized Appreciation (Depreciation)($)
Long Contracts
CAC 40 10 Euro Index	7	11/2018	EUR	402,334	(7,455)
LME Nickel Base Metal	4	11/2018	USD	274,572	(23,742)
LME Zinc Base Metal	28	11/2018	USD	1,782,725	(38,271)
WTI Crude Oil	26	11/2018	USD	1,692,600	(200,249)
Australia 10 Year Bond	243	12/2018	AUD	22,269,391	(71,863)
Australia 3 Year Bond	108	12/2018	AUD	8,522,665	(3,856)
Canada 10 Year Bond	6	12/2018	CAD	602,256	(315)
Cotton No. 2	50	12/2018	USD	1,921,500	(186,371)
Euro-Bobl	32	12/2018	EUR	4,764,379	(1,566)
Euro-Bund	13	12/2018	EUR	2,359,593	(426)
Euro-Buxl	6	12/2018	EUR	1,201,651	803
FTSE 100 Index	1	12/2018	GBP	90,567	(2,414)
Lean Hogs	36	12/2018	USD	841,680	(13,926)
Live Cattle	31	12/2018	USD	1,450,180	879
LME Aluminum Base Metal	8	12/2018	USD	391,700	(22,300)
LME Nickel Base Metal	1	12/2018	USD	68,799	(5,607)
LME Zinc Base Metal	8	12/2018	USD	502,950	(16,874)
Natural Gas	31	12/2018	USD	1,030,130	(9,980)
S&P 500 E-Mini Index	15	12/2018	USD	2,032,650	(138,435)
SPI 200 Index	15	12/2018	AUD	1,544,540	(89,858)
U.S. Treasury 10 Year Note	150	12/2018	USD	17,772,656	(270,268)
WTI Crude Oil	4	12/2018	USD	260,960	(34,351)
Feeder Cattle	37	01/2019	USD	2,777,313	(23,497)
LME Aluminum Base Metal	2	01/2019	USD	97,425	(2,813)
100 oz Gold	7	02/2019	USD	856,590	19,321
Copper	9	05/2019	USD	605,025	(25,137)

					(1,168,571)

Short Contracts
IBEX 35 Index	(19)	11/2018	EUR	(1,910,629)	14,617
LME Zinc Base Metal	(17)	11/2018	USD	(1,082,369)	(42,551)

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	119

JPMorgan Managed Futures Strategy ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2018 (continued)

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount($)	Value and Unrealized Appreciation (Depreciation)($)
Natural Gas	(32)	11/2018	USD	(1,050,880)	(87,640)
100 oz Gold	(18)	12/2018	USD	(2,192,940)	9,532
Canada 10 Year Bond	(35)	12/2018	CAD	(3,513,160)	49,609
Cocoa	(4)	12/2018	USD	(89,360)	2,418
Coffee ‘C’	(20)	12/2018	USD	(845,250)	15,465
Copper	(12)	12/2018	USD	(796,500)	7,318
Corn	(53)	12/2018	USD	(962,613)	68,769
Cotton No. 2	(3)	12/2018	USD	(115,290)	2,486
DAX Index	(5)	12/2018	EUR	(1,617,212)	64,758
EURO STOXX 50 Index	(36)	12/2018	EUR	(1,297,473)	14,254
Euro-Bund	(28)	12/2018	EUR	(5,082,200)	3,650
Euro-Schatz	(102)	12/2018	EUR	(12,937,660)	(26,721)
FTSE/MIB Index	(10)	12/2018	EUR	(1,073,667)	88,988
Hang Seng Index	(7)	12/2018	HKD	(1,115,985)	17,706
Japan 10 Year Bond	(15)	12/2018	JPY	(20,012,408)	(50,679)
Lean Hogs	(12)	12/2018	USD	(280,560)	(5,475)
Live Cattle	(6)	12/2018	USD	(280,680)	4,602
LME Aluminum Base Metal	(8)	12/2018	USD	(391,700)	23,769
LME Nickel Base Metal	(4)	12/2018	USD	(275,196)	36,054
Long Gilt	(87)	12/2018	GBP	(13,612,408)	(13,060)
Natural Gas	(21)	12/2018	USD	(697,830)	(16,340)
Silver	(19)	12/2018	USD	(1,356,600)	69,029
U.S. Treasury 10 Year Note	(38)	12/2018	USD	(4,502,406)	(8,709)
U.S. Treasury 2 Year Note	(150)	12/2018	USD	(31,596,094)	87,146
U.S. Treasury 5 Year Note	(63)	12/2018	USD	(7,081,102)	31,665
U.S. Treasury Long Bond	(16)	12/2018	USD	(2,213,000)	18,948
Wheat	(3)	12/2018	USD	(75,075)	966
LME Aluminum Base Metal	(9)	01/2019	USD	(438,413)	21,274
LME Zinc Base Metal	(9)	01/2019	USD	(561,881)	38,716
Soybean	(33)	01/2019	USD	(1,405,387)	33,565
Lean Hogs	(20)	02/2019	USD	(522,600)	(12,039)
Live Cattle	(11)	02/2019	USD	(537,680)	(18,502)
Sugar No. 11	(30)	02/2019	USD	(443,184)	(15,367)
Coffee ‘C’	(13)	03/2019	USD	(567,694)	(54,395)
Corn	(39)	03/2019	USD	(732,713)	(15,215)
Wheat	(39)	03/2019	USD	(1,006,200)	87,472
Sugar No. 11	(128)	04/2019	USD	(1,906,688)	(217,766)
Coffee ‘C’	(25)	05/2019	USD	(1,115,625)	(104,231)
Corn	(26)	05/2019	USD	(498,875)	(10,477)

					113,609

					(1,054,962)

Abbreviations

AUD	— Australian Dollar
CAC	— Continuous Assisted Quotation
CAD	— Canadian Dollar
DAX	— Deutscher Aktien Index
EUR	— Euro
FTSE	— Financial Times and the London Stock Exchange
GBP	— British Pound
HKD	— Hong Kong Dollar

IBEX	— Madrid Stock Exchange
JPY	— Japanese Yen
LME	— London Metal Exchange
MIB	— Milan, Italian Stock Exchange
SPI	— Australian Securities Exchange
USD	— United States Dollar
WTI	— West Texas Intermediate

SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

Forward foreign currency exchange contracts outstanding as of October 31, 2018:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)($)
IDR	5,054,508,697	USD	326,118	Goldman Sachs International**	11/19/2018	5,336
INR	25,771,566	USD	344,043	Merrill Lynch International**	11/19/2018	3,323
TRY	2,145,475	USD	341,207	BNP Paribas	11/19/2018	38,545
USD	447,913	AUD	628,925	Citibank, NA	11/19/2018	2,457
USD	2,839,769	CHF	2,813,068	State Street Corp.	11/19/2018	42,414
USD	349,811	CZK	7,882,513	Merrill Lynch International	11/19/2018	5,470
USD	334,684	EUR	288,218	Citibank, NA	11/19/2018	7,797
USD	4,751,644	EUR	4,138,295	Merrill Lynch International	11/19/2018	58,122
USD	3,909,386	GBP	2,989,636	Citibank, NA	11/19/2018	85,205
USD	329,209	HUF	93,405,279	Citibank, NA	11/19/2018	3,008
USD	343,385	ILS	1,247,539	Citibank, NA	11/19/2018	7,535
USD	106,734	NOK	869,154	Barclays Bank plc	11/19/2018	3,556
USD	342,209	THB	11,233,374	Merrill Lynch International	11/19/2018	3,216
USD	335,604	TWD	10,358,067	Goldman Sachs International**	11/19/2018	638
ZAR	4,929,274	USD	327,754	Merrill Lynch International	11/19/2018	5,674
USD	533,984	JPY	58,550,000	State Street Corp.	7/16/2019	3,243

Total unrealized appreciation						275,539

CAD	1,460,954	USD	1,125,475	State Street Corp.	11/19/2018	(15,381)
EUR	109,200	USD	127,105	TD Bank Financial Group	11/19/2018	(3,254)
GBP	81,476	USD	107,938	Barclays Bank plc	11/19/2018	(3,719)
NOK	44,691,340	USD	5,398,497	State Street Corp.	11/19/2018	(93,142)
SEK	7,640,592	USD	840,149	Citibank, NA	11/19/2018	(4,068)
USD	233,653	AUD	329,976	Barclays Bank plc	11/19/2018	(63)
USD	1,801,738	AUD	2,549,552	State Street Corp.	11/19/2018	(4,062)
USD	111,601	EUR	98,472	State Street Corp.	11/19/2018	(83)
USD	112,189	GBP	87,895	TD Bank Financial Group	11/19/2018	(242)
USD	211,084	JPY	23,824,165	TD Bank Financial Group	11/19/2018	(316)
USD	1,619,652	NZD	2,515,670	State Street Corp.	11/19/2018	(22,234)
MXN	6,305,395	USD	328,970	Citibank, NA	11/20/2018	(19,509)
JPY	58,668,118	USD	541,210	Australia & New Zealand Banking Group Ltd.	7/16/2019	(9,397)

Total unrealized depreciation						(175,470)

Net unrealized appreciation						100,069

**	— Non-deliverable forward.

Abbreviations

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
CZK	— Czech Republic Krona
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— India Rupee

JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
THB	— Thai Baht
TRY	— New Turkish Lira
TWD	— Taiwan Dollar
USD	— United States Dollar
ZAR	— South African Rand

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	121

STATEMENTS OF ASSETS AND LIABILITIES

AS OF OCTOBER 31, 2018

	JPMorgan Diversified Alternatives ETF (1)	JPMorgan Event Driven ETF	JPMorgan Long/Short ETF	JPMorgan Managed Futures Strategy ETF (1)
ASSETS:
Investments in non-affiliates, at value	$117,149,037	$20,843,436	$16,942,911	$—
Investments in affiliates, at value	70,832,553	5,600,338	5,057,344	42,503,224
Restricted cash	1,400	—	—	—
Restricted cash for OTC derivatives	—	270,000	—	—
Cash	2,882,413	—	—	2,173,179
Foreign currency, at value	2,996,945	123,397	201,913	1,436,977
Deposits at broker for futures contracts	7,443,000	17,000	284,000	4,682,000
Deferred offering costs	—	1,133	8,227	3,567
Prepaid Expenses	26,832	24,052	30,787	464
Receivables:
Investment securities sold	381,853	61,636	19,464	—
Fund shares sold	4,867,333	—	—	—
Interest from non-affiliates	30,220	1,707	7,160	—
Dividends from affiliates	115,300	13,441	11,424	72,900
Tax reclaims	8,496	863	119	—
Variation margin on futures contracts	—	—	60	8,618
Unrealized appreciation on forward foreign currency exchange contracts	1,101,099	17,613	10,695	275,539
Outstanding swap contracts, at value	3,910,823	104,625	1,099,613	—
Due from counterparty for swap contracts	1,972,294	—	—	—
Due from custodian	561,447	—	—	—
Due from Adviser	—	21,575	21,575	—

Total Assets	214,281,045	27,100,816	23,695,292	51,156,468

LIABILITIES:
Payables:
Investment securities purchased	6,972,314	283,455	—	—
Variation margin on futures contracts	229,094	5,962	—	—
Unrealized depreciation on forward foreign currency exchange contracts	507,750	1,171	6,441	175,470
Outstanding swap contracts, at value	3,058,645	348,909	64,462	—
Due to broker for OTC swap contracts	1,570,000	—	—	—
Accrued liabilities:
Investment advisory fees	94,606	13,588	6,682	—
Administration fees	15,541	1,928	1,688	4,021
Custodian, Accounting and Transfer Agent fees	34,846	11,018	12,510	15,328
Trustees’ and Chief Compliance Officer’s fees	3,620	465	494	952
Professional Fees	164,875	132,824	129,376	105,446
Due to Adviser	—	—	—	32,340
Other	1,192	17,091	17,367	24,962

Total Liabilities	12,652,483	816,411	239,020	358,519

Net Assets	$201,628,562	$26,284,405	$23,456,272	$50,797,949

NET ASSETS:
Paid-in-Capital	$205,654,482	$26,295,466	$25,436,939	$52,555,573
Total distributable earnings (loss) (a)	(4,025,920)	(11,061)	(1,980,667)	(1,757,624)

Total Net Assets	$201,628,562	$26,284,405	$23,456,272	$50,797,949

Outstanding number of shares (unlimited number of shares authorized — par value $0.0001)	8,300,000	1,050,000	1,050,000	2,150,000

Net asset value, per share	$24.29	$25.03	$22.34	$23.63

Cost of investments in non-affiliates	$118,683,885	$21,607,278	$17,709,631	$—
Cost of investments in affiliates	70,832,553	5,600,338	5,057,344	42,503,224
Cost of foreign currency	3,005,411	123,555	202,145	1,440,542

(1)	Consolidated Statement of Assets and Liabilities.
(a)

Total distributable earnings has been aggregated to conform to the current presentation requirements for the adoption of the Securities and Exchange Commission’s Disclosure Update and Simplification Rule. See Note 8.

SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED OCTOBER 31, 2018

	JPMorgan Diversified Alternatives ETF (1)	JPMorgan Event Driven ETF (a)	JPMorgan Long/Short ETF (b)	JPMorgan Managed Futures Strategy ETF (c)(1)
INVESTMENT INCOME:
Dividend income from non-affiliates	$1,639,778	$121,286	$194,980	$9,632
Dividend income from affiliates	1,119,297	209,002	112,179	586,535
Interest income from non-affiliates	52,802	8,677	15,713	17,834
Interest income from affiliates	1,244	—	160	4,205
Foreign taxes withheld	(20,300)	(2,959)	—	—

Total investment income	2,792,821	336,006	323,032	618,206

EXPENSES:
Investment advisory fees (Note 3.A)	1,260,315	182,942	111,098	257,119
Administration fees (Note 3.B)	181,746	20,734	15,739	44,485
Interest expense to non-affiliates	11,707	—	470	6,578
Interest expense to affiliates (Note 3.C)	3,350	419	222	1,865
Professional fees	217,623	148,538	135,836	151,187
Trustees’ and Chief Compliance Officer’s fees	89,327	2,856	2,554	42,650
Printing and mailing costs	33,369	18,757	4,217	4,863
Registration and filing fees	23,606	21,403	20,270	27,031
Custodian, Accounting and Transfer Agent fees (Note 3.C)	138,643	39,534	39,371	61,821
Insurance expense	15,945	1,506	1,431	2,956
Offering costs (Note 2.G)	—	13,140	27,953	32,588
Other	60,340	2,454	2,521	9,616

Total expenses	2,035,971	452,283	361,682	642,759

Less fee waived (Note 3.D)	(535,717)	(203,676)	(126,837)	(301,604)
Less expense reimbursements from affiliates (Note 3.D)	—	(67,671)	(119,527)	(130,002)
Less earnings credits	(204)	—	—	—
Less expense reimbursements from non-affiliates (Note 3.C)	(8,000)	(400)	(400)	—

Net expenses	1,492,050	180,536	114,918	211,153

Net investment income (loss)	1,300,771	155,470	208,114	407,053

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	1,317,972	88,653	(595,504)	6,209
Futures	(5,809,056)	(210,996)	(614,436)	(2,306,767)
Foreign currency transactions	(38,752)	(7,326)	(17,547)	9,694
Forward foreign currency exchange contracts	(656,248)	20,048	2,817	(56,560)
Swaps	(6,024,348)	930,667	(2,068,628)	—

Net realized gain (loss)	(11,210,432)	821,046	(3,293,298)	(2,347,424)

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(4,903,168)	(763,842)	(766,720)	—
Futures	(422,997)	18,000	(3,541)	(1,054,962)
Foreign currency translations	(21,917)	29	(386)	(682)
Forward foreign currency exchange contracts	751,785	16,442	4,254	100,069
Swaps	848,802	(244,284)	1,035,151	—

Change in net unrealized appreciation/depreciation	(3,747,495)	(973,655)	268,758	(955,575)

Net realized/unrealized gains (losses)	(14,957,927)	(152,609)	(3,024,540)	(3,302,999)

Change in net assets resulting from operations	$(13,657,156)	$2,861	$(2,816,426)	$(2,895,946)

(a)	Commencement of operations was November 29, 2017.
(b)	Commencement of operations was January 23, 2018.
(c)	Commencement of operations was December 5, 2017.
(1)	Consolidated Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	123

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

	JPMorgan Diversified Alternatives ETF (1)		JPMorgan Event Driven ETF
	Year Ended October 31, 2018	Year Ended October 31, 2017	Period Ended October 31, 2018 (a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1,300,771	$219,103	$155,470
Net realized gain (loss)	(11,210,432)	(1,206,770)	821,046
Change in net unrealized appreciation/depreciation	(3,747,495)	3,139,492	(973,655)

Change in net assets resulting from operations	(13,657,156)	2,151,825	2,861

DISTRIBUTIONS TO SHAREHOLDERS: (b)
Distributable earnings	(868)	(457,632)	(13,930)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	61,503,845	100,111,115	26,295,474

NET ASSETS:
Change in net assets	47,845,821	101,805,308	26,284,405
Beginning of period	153,782,741	51,977,433	—

End of period	$201,628,562	$153,782,741	$26,284,405

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares issued	$80,126,851	$100,111,115	$26,295,474
Cost of shares redeemed	(18,623,006)	—	—

Total change in net assets resulting from capital transactions	$61,503,845	$100,111,115	$26,295,474

SHARE TRANSACTIONS:
Issued	3,150,000	3,850,000	1,050,000
Redeemed	(750,000)	—	—

Net increase in shares from share transactions	2,400,000	3,850,000	1,050,000

(a)	Commencement of operations was November 29, 2017.
(b)

The prior period distributions for JPMorgan Diversified Alternatives ETF have been reclassified to conform to current period presentation for the adoption of the Securities and Exchange Commission’s Disclosure Update and Simplification Rule. See Note 8. Prior period balances were as follows:

JPMorgan Diversified Alternatives ETF
From net investment income	(444,087)
From net realized gains	(13,545)

(1)	Consolidated Statement of Changes in Net Assets.

SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

	JPMorgan Long/Short ETF	JPMorgan Managed Futures Strategy ETF (1)
	Period Ended October 31, 2018 (a)	Period Ended October 31, 2018 (b)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$208,114	$407,053
Net realized gain (loss)	(3,293,298)	(2,347,424)
Change in net unrealized appreciation/depreciation	268,758	(955,575)

Change in net assets resulting from operations	(2,816,426)	(2,895,946)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	—	(14,260)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	26,272,698	53,708,155

NET ASSETS:
Change in net assets	23,456,272	50,797,949
Beginning of period	—	—

End of period	$23,456,272	$50,797,949

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares issued	$26,272,698	$53,708,155

Total change in net assets resulting from capital transactions	$26,272,698	$53,708,155

SHARE TRANSACTIONS:
Issued	1,050,000	2,150,000

Net increase in shares from share transactions	1,050,000	2,150,000

(a)	Commencement of operations was January 23, 2018.
(b)	Commencement of operations was December 5, 2017.
(1)	Consolidated Statement of Changes in Net Assets.

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	125

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions

JPMorgan Diversified Alternatives ETF (1)
Year Ended October 31, 2018	$26.06	$0.17	$(1.94)	$(1.77)	$— (h)	$—	$— (h)
Year Ended October 31, 2017	25.35	0.07	0.86	0.93	(0.21)	(0.01)	(0.22)
September 12, 2016 (a) through October 31, 2016	25.00	(0.02)	0.37	0.35	—	—	—

JPMorgan Event Driven ETF
November 29, 2017 (a) through October 31, 2018	25.00	0.15	(0.11)	0.04	(0.01)	—	(0.01)

JPMorgan Long/Short ETF
January 23, 2018 (a) through October 31, 2018	25.00	0.20	(2.86)	(2.66)	—	—	—

JPMorgan Managed Futures Strategy ETF (1)
December 5, 2017 (a) through October 31, 2018	25.00	0.19	(1.55)	(1.36)	(0.01)	—	(0.01)

(a)	Commencement of operations.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)

Market price total return is calculated assuming an initial investment made at the beginning of the period market price, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The market price presented to calculate the market price total return is the mid-point of the bid/ask spread at the close of business on the NYSE Arca, Inc. Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(f)	Annualized for periods less than one year, unless otherwise indicated.
(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(h)	Amount rounds to less than $0.01.
(i)

Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

(1)	Consolidated Financial Highlights.

SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

		Ratios/Supplemental data
					Ratios to average net assets (f)
Net asset value, end of period	Market price, end of period	Total return (c)(d)	Market price total return (c)(e)	Net assets, end of period	Net expenses		Net investment income (loss)	Expenses without waivers and reimbursements		Portfolio turnover rate (c)

$24.29	$24.33	(6.79)%	(6.75)%	$201,628,562	0.79%		0.69%	1.08%		145%
26.06	26.09	3.68	3.51	153,782,741	0.76		0.25	1.31		107
25.35	25.42	1.44	1.68	51,977,433	0.85	(g)	0.47	6.65	(g)	5

25.03	25.14	0.18	0.62%	26,284,405	0.74	(g)	0.64	1.85	(g)	141

22.34	22.50	(10.64)	(10.00)%	23,456,272	0.60	(g)	1.15	1.95	(g)	99

23.63	23.72	(5.45)	(5.09)%	50,797,949	0.45	(g)	0.88	1.35	(g)	—	(i)

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	127

NOTES TO FINANCIAL STATEMENTS

AS OF OCTOBER 31, 2018

1. Organization

J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are 4 separate funds of the Trust (each, a “Fund” and collectively, the “Funds”) covered by this report:

Diversified/Non-Diversified
JPMorgan Diversified Alternatives ETF	Diversified
JPMorgan Event Driven ETF	Diversified
JPMorgan Long/Short ETF	Diversified
JPMorgan Managed Futures Strategy ETF	Non-Diversified

JPMorgan Diversified Alternatives ETF (the “Diversified Alternatives ETF”) commenced operations on September 12, 2016. The investment objective of the Fund is to seek to provide long-term total return.

JPMorgan Event Driven ETF (the “Event Driven ETF”) commenced operations on November 29, 2017. The investment objective of the Fund is to seek to provide long-term total return.

JPMorgan Long/Short ETF (the “Long/Short ETF”) commenced operations on January 23, 2018. The investment objective of the Fund is to seek to provide long-term total return.

JPMorgan Managed Futures Strategy ETF (the “Managed Futures Strategy ETF”) commenced operations on December 5, 2017. The investment objective of the Fund is to seek to provide long-term total return.

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the Funds’ shares may be different from their net asset value (“NAV”). The Funds issue and redeem their shares on a continuous basis, through JPMorgan Distribution Services, Inc. (the “Distributor” or “JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, at NAV in large blocks of shares, typically 50,000 shares referred to as “Creation Units.” Creation Units are issued and redeemed principally in cash. Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Funds (each, an “Authorized Participant”).

Basis for Consolidation

Diversified Alternatives Fund CS Ltd. and Managed Futures Fund CS Ltd. (each, a “Subsidiary;” collectively, the “Subsidiaries”), are Cayman Islands exempted companies, incorporated on August 17, 2015 and August 17, 2017, respectively, are currently wholly-owned subsidiaries of the Diversified Alternatives ETF and Managed Futures Strategy ETF, respectively. Each Subsidiary acts as an investment vehicle for its respective Fund in order to effect certain investments on behalf of such Fund consistent with the Fund’s investment objectives and policies as described in the Fund’s prospectus. The consolidated financial statements for these Funds include the accounts of the Funds and the Subsidiaries. Subsequent references to the Funds within the Notes to Consolidated Financial Statements collectively refer to the Funds and the Subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their consolidated financial statements/financial statements. The Funds are investment companies and, thus, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value, and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

128	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instruments are traded before the NAVs of the Funds are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies, excluding Exchange-Traded Funds (“ETFs”) (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts, swaps and other derivatives are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Consolidated Schedules of Portfolio Investments/Schedules of Portfolio Investments (“CSOIs/SOIs”):

Diversified Alternatives ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Leisure Products	$—	$721,616	$—	$721,616
Media	1,147,794	1,461,050	—	2,608,844
Pharmaceuticals	4,609,932	945,720	—	5,555,652
Real Estate Management & Development	—	1,033,954	—	1,033,954
Other Common Stocks	107,228,971	—	—	107,228,971

Total Common Stocks	112,986,697	4,162,340	—	117,149,037

Short-Term Investments
Investment Companies	70,832,553	—	—	70,832,553

Total Investments in Securities	$183,819,250	$4,162,340	$—	$187,981,590

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	129

NOTES TO FINANCIAL STATEMENTS

AS OF OCTOBER 31, 2018 (continued)

Diversified Alternatives ETF (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$1,101,099	$—	$1,101,099
Futures	2,352,172	248,776	—	2,600,948
Swaps	—	1,155,938	—	1,155,938

Total Appreciation in Other Financial Instruments	$2,352,172	$2,505,813	$—	$4,857,985

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(507,750)	$—	$(507,750)
Futures	(3,087,219)	(101,092)	—	(3,188,311)
Swaps	—	(1,283,531)	(972)	(1,284,503)

Total Depreciation in Other Financial Instruments	$(3,087,219)	$(1,892,373)	$(972)	$(4,980,564)

Event Driven ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Banks	$146,878	$147,808	$—	$294,686
Household Durables	239,416	96,463	—	335,879
Leisure Products	—	98,431	—	98,431
Media	—	211,873	—	211,873
Pharmaceuticals	516,423	188,456	—	704,879
Real Estate Management & Development	—	153,700	—	153,700
Software	961,033	99,124	—	1,060,157
Other Common Stocks	12,213,696	—	—	12,213,696

Total Common Stocks	14,077,446	995,855	—	15,073,301

Debt Securities
Foreign Government Securities	—	274,350	—	274,350
Short-Term Investments
Investment Companies	5,600,338	—	—	5,600,338
U.S. Treasury Obligations	—	5,495,785	—	5,495,785

Total Investments in Securities	$19,677,784	$6,765,990	$—	$26,443,774

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$17,613	$—	$17,613
Futures	—	18,000	—	18,000
Swaps	—	24,947	—	24,947

Total Appreciation in Other Financial Instruments	$—	$60,560	$—	$60,560

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(1,171)	$—	$(1,171)
Swaps	—	(282,887)	—	(282,887)

Total Depreciation in Other Financial Instruments	$—	$(284,058)	$—	$(284,058)

130	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

Long/Short ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$14,746,335	$—	$—	$14,746,335

Total Common Stocks	14,746,335	—	—	14,746,335

Debt Securities
Foreign Government Securities	—	232,620	—	232,620
Short-Term Investments
Investment Companies	5,057,344	—	—	5,057,344
U.S. Treasury Obligations	—	1,963,956	—	1,963,956

Total Investments in Securities	$19,803,679	$2,196,576	$—	$22,000,255

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$10,695	$—	$10,695
Futures Contracts	27,288	47,484	—	74,772
Swaps	—	411,362	—	411,362

Total Appreciation in Other Financial Instruments	$27,288	$469,541	$—	$496,829

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(6,441)	$—	$(6,441)
Futures Contracts	(48,360)	(29,953)	—	(78,313)
Swaps	—	(179,164)	—	(179,164)

Total Depreciation in Other Financial Instruments	$(48,360)	$(215,558)	$—	$(263,918)

Managed Futures Strategy ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments	$42,503,224	$—	$—	$42,503,224

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$275,539	$—	$275,539
Futures Contracts	712,468	121,311	—	833,779

Total Appreciation in Other Financial Instruments	$712,468	$396,850	$—	$1,109,318

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(175,470)	$—	$(175,470)
Futures Contracts	(1,798,883)	(89,858)	—	(1,888,741)

Total Depreciation in Other Financial Instruments	$(1,798,883)	$(265,328)	$—	$(2,064,211)

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.

As of October 31, 2018, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.

C. Derivatives — The Funds used derivative instruments including futures, forward foreign currency exchange contracts and swaps, in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	131

NOTES TO FINANCIAL STATEMENTS

AS OF OCTOBER 31, 2018 (continued)

associated with these instruments may exceed their value, as recorded on the Consolidated Statements of Assets and Liabilities/Statements of Assets and Liabilities (CSAL/SAL).

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Funds.

Notes C(1) — C(3) below describe the various derivatives used by the Funds.

(1). Futures Contracts — The Funds used index, commodities and treasury futures contracts to obtain long and short exposure to the underlying commodities markets, to gain or reduce exposure to the stock market, to gain or reduce exposure to particular countries or regions, maintain liquidity, minimize transaction costs or to manage and hedge interest rate risk associated with portfolio investments.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Consolidated Statement of Operations/Statement of Operations (“CSOP/SOP”). Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the CSOP/SOP at the closing or expiration of the futures contract. Securities deposited as initial margin are designated in the CSOI/SOIs and cash deposited, which is considered restricted, is recorded on the CSAL/SAL. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the CSAL/SAL.

The use of futures contracts exposes the Funds to interest rate risk, commodities risk and equity price risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the CSAL/SAL, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Funds may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Funds also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Funds also record a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

These Funds’ forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(3). Swaps — The Diversified Alternatives ETF, Event Driven ETF and Long/Short ETF engaged in various swap transactions, including total return swaps and total return basket swaps, to manage credit and total return risks within their respective portfolios. The Funds also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between a fund and a counterparty or are

132	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”), that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received are recorded as assets or liabilities, respectively, on the CSAL/SAL and amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability on the CSAL/SAL at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the CSOIs/SOIs, while cash deposited, which is considered restricted, is recorded on the CSAL/SAL. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the CSAL/SAL. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as Change in net unrealized appreciation/depreciation on the CSOP/SOP. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Funds may be required to post or receive collateral based on the net value of the Funds’ outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of collateral is subject to minimum threshold amounts. Collateral posted by the Funds is held in a segregated account at the Funds’ custodian bank. For certain counterparties cash collateral posted or received by the Funds is reported on the CSAL/SAL as Restricted cash for OTC derivatives.

The Funds’ swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Total Return Basket Swaps

The Diversified Alternatives ETF, Event Driven ETF and Long/Short ETF entered into total return basket swap agreements to obtain exposure to a portfolio of long and short securities. This is a highly specialized activity and a significant aspect of each Fund’s investment strategy.

Under the terms of the agreements, each swap is designed to function as a portfolio of direct investments in long and short equity positions. This means that a Fund has the ability to trade in and out of long and short positions within each swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in each swap value. Each swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within each swap. These interest charges and credits are based on defined market rates based on the local currencies of the positions in the portfolio plus or minus a specified spread and are referred to herein as “financing costs” and net dividends. Positions within each swap, accrued financing costs and net dividends, are part of the periodic reset. During a reset, any unrealized gains (losses) on positions, accrued financing costs, and net dividends become available for cash settlement between the Fund and the swap counterparty are recorded as Due from/to counterparty for swap contracts on the CSAL/SAL and as Net realized gain (loss) on transactions from swaps on the CSOP/SOP.

Each swap involves additional risks than if a Fund had invested in the underlying positions directly including: the risk that changes in the value of each swap may not correlate perfectly with the underlying long and short securities; counterparty risk related to the counterparty’s failure to perform under contract terms; liquidity risk related to the lack of a liquid market for each swap contract, which may limit the ability of a Fund to close out its positions; and, documentation risk relating to disagreement over contract terms. The total return basket swaps consist of securities that are denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities. The Funds’ activities in each total return basket swap are concentrated with a single counterparty. Investing in swaps results in a form of leverage (i.e., a Fund’s risk of loss associated with these instruments may exceed their value as recorded on the CSAL/SAL).

The value of each swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the underlying securities are traded; (ii) financing costs; (iii) the value of dividends; (iv) cash balances within the swap; and (v) other factors, as applicable. The value of each swap is reflected on the CSAL/SAL as Outstanding swap contracts, at value. Changes in the value of each swap are recognized as Change in net unrealized appreciation/depreciation of swaps on the CSOP/SOP.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	133

NOTES TO FINANCIAL STATEMENTS

AS OF OCTOBER 31, 2018 (continued)

(4). Summary of Derivatives Information

The following tables present the value of derivatives held as of October 31, 2018, by their primary underlying risk exposure and respective location on the CSAL/SAL:

Diversified Alternatives ETF

Derivative Contracts	CSAL Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	OTC Swaps	Total
Commodity contracts	Receivables, Net assets — Unrealized Appreciation	$661,665	$—	$—	$661,665
Interest rate contracts	Receivables, Net assets — Unrealized Appreciation	240,697	—	—	240,697
Equity contracts	Receivables, Net assets — Unrealized Appreciation	1,698,586	—	3,910,823	5,609,409
Foreign exchange contracts	Receivables	—	1,101,099	—	1,101,099

Total		$2,600,948	$1,101,099	$3,910,823	$7,612,870

Gross Liabilities:
Commodity contracts	Payables, Net assets — Unrealized Depreciation	$(2,188,425)	$—	$—	$(2,188,425)
Interest rate contracts	Payables, Net assets — Unrealized Depreciation	(729,926)	—	—	(729,926)
Equity contracts	Payables, Net assets — Unrealized Depreciation	(269,960)	—	(3,058,645)	(3,328,605)
Foreign exchange contracts	Payables	—	(507,750)	—	(507,750)

Total		$(3,188,311)	$(507,750)	$(3,058,645)	$(6,754,706)

Event Driven ETF

Derivative Contracts	SAL Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	OTC Swaps	Total
Equity contracts	Receivables, Net assets — Unrealized Appreciation	$18,000	$—	$104,625	$122,625
Foreign exchange contracts	Receivables	—	17,613	—	17,613

Total		$18,000	$17,613	$104,625	$140,238

Gross Liabilities:
Equity contracts	Payables, Net assets — Unrealized Depreciation	$—	$—	$(348,909)	$(348,909)
Foreign exchange contracts	Payables	—	(1,171)	—	(1,171)

Total		$—	$(1,171)	$(348,909)	$(350,080)

Long/Short ETF

Derivative Contracts	SAL Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	OTC Swaps	Total
Equity contracts	Receivables, Net assets — Unrealized Appreciation	$74,772	$—	$1,099,613	$1,174,385
Foreign exchange contracts	Receivables	—	10,695	—	10,695

Total		$74,772	$10,695	$1,099,613	$1,185,080

Gross Liabilities:
Equity contracts	Payables, Net assets — Unrealized Depreciation	$(78,313)	$—	$(64,462)	$(142,775)
Foreign exchange contracts	Payables	—	(6,441)	—	(6,441)

Total		$(78,313)	$(6,441)	$(64,462)	$(149,216)

134	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

Managed Futures Strategy ETF

Derivative Contracts	CSAL Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Total
Commodity contracts	Receivables, Net assets — Unrealized Appreciation	$441,635	$—	$441,635
Equity contracts	Receivables, Net assets — Unrealized Appreciation	200,323	—	200,323
Interest rate contracts	Receivables, Net assets — Unrealized Appreciation	191,821	—	191,821
Foreign exchange contracts	Receivables	—	275,539	275,539

Total		$833,779	$275,539	$1,109,318

Gross Liabilities:
Commodity contracts	Payables, Net assets — Unrealized Depreciation	$(1,203,116)	$—	$(1,203,116)
Equity contracts	Payables, Net assets — Unrealized Depreciation	(238,162)	—	(238,162)
Interest rate contracts	Payables, Net assets — Unrealized Depreciation	(447,463)	—	(447,463)
Foreign exchange contracts	Payables	—	(175,470)	(175,470)

Total		$(1,888,741)	$(175,470)	$(2,064,211)

(a)

This amount represents the cumulative appreciation/depreciation of futures contracts as reported on the CSOI/SOI. The CSAL/SAL only reflects the current day variation margin receivable/payable from/to brokers.

The following tables present each Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of October 31, 2018.

Diversified Alternatives ETF

Counterparty	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the CSAL (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty (not less than zero)
Bank of America	$377,063	$(2,459)	$(374,604)	$—
BNP Paribas	248,173	—	—	248,173
Citibank, NA	335,922	(129,848)	—	206,074
Deutsche Bank AG	9,502	—	—	9,502
Goldman Sachs International	39,020	(5,000)	—	34,020
HSBC Bank, NA	184,603	(78,423)	—	106,180
Merrill Lynch International	114,362	(4,164)	—	110,198
State Street Corp.	168,471	(168,471)	—	—
TD Bank Financial Group	1,046	(1,046)	—	—
UBS	3,533,760	(3,056,186)	—	477,574

Total	$5,011,922	$(3,445,597)	$(374,604)	$1,191,721

Counterparty	Gross Amount of Derivative Liabilities Subject to Netting Arrangements Presented on the CSAL (a)	Derivatives Available for Offset	Collateral Posted	Net Amount Due to Counterparty (not less than zero)
Bank of America	$2,459	$(2,459)	$—	$—
Barclays Bank plc	6,787	—	—	6,787
Citibank, NA	129,848	(129,848)	—	—
Goldman Sachs International	5,000	(5,000)	—	—
HSBC Bank, NA	78,423	(78,423)	—	—
Merrill Lynch International	4,164	(4,164)	—	—
Royal Bank of Canada	5,426	—	—	5,426
State Street Corp.	276,802	(168,471)	—	108,331
TD Bank Financial Group	1,300	(1,046)	—	254
UBS	3,056,186	(3,056,186)	—	—

Total	$3,566,395	$(3,445,597)	$—	$120,798

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	135

NOTES TO FINANCIAL STATEMENTS

AS OF OCTOBER 31, 2018 (continued)

Event Driven ETF

Counterparty	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the SAL (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty (not less than zero)
Bank of America	$21,467	$(21,467)	$—	$—
Citibank, NA	15,901	—	—	15,901
Goldman Sachs International	83,158	(83,158)	—	—
State Street Corp.	1,712	—	—	1,712

Total	$122,238	$(104,625)	$—	$17,613

Counterparty	Gross Amount of Derivative Liabilities Subject to Netting Arrangements Presented on the SAL (a)	Derivatives Available for Offset	Collateral Posted	Net Amount Due to Counterparty (not less than zero)
Bank of America	$179,753	$(21,467)	$(158,286)	$—
Goldman Sachs International	170,327	(83,158)	—	87,169

Total	$350,080	$(104,625)	$(158,286)	$87,169

Long/Short ETF

Counterparty	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the SAL (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty (not less than zero)
Bank of America	$260,638	$(36,521)	$(224,117)	$—
Citibank, NA	9,244	(4,040)	—	5,204
Goldman Sachs International	838,975	(27,941)	(300,000)	511,034
State Street Corp.	1,451	—	—	1,451

Total	$1,110,308	$(68,502)	$(524,117)	$517,689

Counterparty	Gross Amount of Derivative Liabilities Subject to Netting Arrangements Presented on the SAL (a)	Derivatives Available for Offset	Collateral Posted	Net Amount Due to Counterparty (not less than zero)
Bank of America	$36,521	$(36,521)	$—	$—
Citibank, NA	4,040	(4,040)	—	—
Goldman Sachs International	27,941	(27,941)	—	—
Merrill Lynch International	1,962	—	—	1,962
TD Bank Financial Group	439	—	—	439

Total	$70,903	$(68,502)	$—	$2,401

136	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

Managed Futures Strategy ETF

Counterparty	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the SAL (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty (not less than zero)
Barclays Bank plc	$3,556	$(3,556)	$—	$—
BNP Paribas	38,545	—	—	38,545
Citibank, NA	106,002	(23,577)	—	82,425
Goldman Sachs International	5,974	—	—	5,974
Merrill Lynch International	75,805	—	—	75,805
State Street Corp.	45,657	(45,657)	—	—

Total	$275,539	$(72,790)	$—	$202,749

Counterparty	Gross Amount of Derivative Liabilities Subject to Netting Arrangements Presented on the SAL (a)	Derivatives Available for Offset	Collateral Posted	Net Amount Due to Counterparty (not less than zero)
Australia & New Zealand Banking Group Ltd.	$9,397	$—	$—	$9,397
Barclays Bank plc	3,782	(3,556)	—	226
Citibank, NA	23,577	(23,577)	—	—
State Street Corp.	134,902	(45,657)	—	89,245
TD Bank Financial Group	3,812	—	—	3,812

Total	$175,470	$(72,790)	$—	$102,680

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.

The following tables present the effect of derivatives on the CSOP/SOP for the period ended October 31, 2018, by primary underlying risk exposure:

Diversified Alternatives ETF

Amount of Realized Gain (Loss) on Derivatives Recognized on the CSOP
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Commodity contracts	$(767,903)	$—	$—	$(767,903)
Equity contracts	(2,804,284)	—	(6,024,348)	(8,828,632)
Interest rate contracts	(2,236,869)	—	—	(2,236,869)
Foreign exchange contracts	—	(656,248)	—	(656,248)

Total	$(5,809,056)	$(656,248)	$(6,024,348)	$(12,489,652)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the CSOP
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Commodity contracts	$(1,872,002)	$—	$—	$(1,872,002)
Equity contracts	1,568,408	—	848,802	2,417,210
Interest rate contracts	(119,403)	—	—	(119,403)
Foreign exchange contracts	—	751,785	—	751,785

Total	$(422,997)	$751,785	$848,802	$1,177,590

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	137

NOTES TO FINANCIAL STATEMENTS

AS OF OCTOBER 31, 2018 (continued)

Event Driven ETF

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Equity contracts	$(210,996)	$—	$930,667	$719,671
Foreign exchange contracts	—	20,048	—	20,048

Total	$(210,996)	$20,048	$930,667	$739,719

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Equity contracts	$18,000	$—	$(244,284)	$(226,284)
Foreign exchange contracts	—	16,442	—	16,442

Total	$18,000	$16,442	$(244,284)	$(209,842)

Long/Short ETF

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Equity contracts	$(614,436)	$—	$(2,068,628)	$(2,683,064)
Foreign exchange contracts	—	2,817	—	2,817

Total	$(614,436)	$2,817	$(2,068,628)	$(2,680,247)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Equity contracts	$(3,541)	$—	$1,035,151	$1,031,610
Foreign exchange contracts	—	4,254	—	4,254

Total	$(3,541)	$4,254	$1,035,151	$1,035,864

Managed Futures Strategy ETF

Amount of Realized Gain (Loss) on Derivatives Recognized on the CSOP
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Commodity contracts	$(430,078)	$—	$(430,078)
Equity contracts	(565,851)	—	(565,851)
Interest rate contracts	(1,310,838)	—	(1,310,838)
Foreign exchange contracts	—	(56,560)	(56,560)

Total	$(2,306,767)	$(56,560)	$(2,363,327)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the CSOP
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Commodity contracts	$(761,481)	$—	$(761,481)
Equity contracts	(37,839)	—	(37,839)
Interest rate contracts	(255,642)	—	(255,642)
Foreign exchange contracts	—	100,069	100,069

Total	$(1,054,962)	$100,069	$(954,893)

138	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

Derivatives Volume

The table below discloses the volume of the Funds’ futures contracts and forward foreign currency exchange contracts activity for the period ended October 31, 2018. Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity.

	Diversified Alternatives ETF	Event Driven ETF		Long/Short ETF		Managed Futures Strategy ETF
Futures Contracts — Equity
Average Notional Balance Long	$9,320,426	—		$2,893,005	(b)	$7,911,184	(c)
Average Notional Balance Short	19,967,672	$1,411,607	(a)	985,288	(d)	2,547,562	(d)
Ending Notional Balance Long	5,069,083	—		1,307,350		4,070,091
Ending Notional Balance Short	32,281,618	308,908		2,323,686		7,014,966

Futures Contracts — Interest Rate
Average Notional Balance Long	120,861,876	—		—		75,369,314	(c)
Average Notional Balance Short	133,250,072	—		—		90,004,237	(c)
Ending Notional Balance Long	91,613,147	—		—		57,492,591
Ending Notional Balance Short	143,633,327	—		—		100,550,439

Futures Contracts — Commodities
Average Notional Balance Long	23,505,232	—		—		13,326,036	(c)
Average Notional Balance Short	23,794,274	—		—		13,763,446	(c)
Ending Notional Balance Long	23,527,620	—		—		14,554,149
Ending Notional Balance Short	31,314,742	—		—		20,229,782

Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	36,909,828	102,825	(e)	216,526	(b)	13,008,569	(c)
Average Settlement Value Sold	53,966,428	855,600	(a)	332,630	(b)	20,296,559	(c)
Ending Settlement Value Purchased	32,718,469	178,610		364,639		9,808,466
Ending Settlement Value Sold	63,161,603	1,493,987		715,557		18,714,249

Total Return Basket Swaps
Average Notional Balance Long	112,916,246	15,313,047	(a)	17,564,592	(b)	—
Average Notional Balance Short	95,626,536	3,192,602	(a)	25,944,887	(b)	—
Ending Notional Balance Long	120,739,817	11,185,783		15,348,043		—
Ending Notional Balance Short	103,751,061	3,127,867		25,878,951		—

(a)	For the period November 29, 2017 through October 31, 2018.
(b)	For the period January 23, 2018 through October 31, 2018.
(c)	For the period December 5, 2017 through October 31, 2018.
(d)	For the period March 1, 2018 through October 31, 2018.
(e)	For the period February 1, 2018 through October 31, 2018.

The Funds’ derivatives contracts held at October 31, 2018 are not accounted for as hedging instruments under GAAP.

D. Securities Lending — Effective October 5, 2018, the Event Driven ETF and Long/Short ETF became authorized to engage in securities lending in order to generate additional income. Event Driven ETF and Long/Short ETF are able to lend to approved borrowers. Citibank N. A. (“Citibank”) serves as lending agent for both of these funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in an affiliated money market fund. Event Driven ETF and Long/Short ETF retain loan fees and the interest on cash collateral investments but are required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, Event Driven ETF and Long/Short ETF are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.

The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the SOP as Income from securities lending (net). Event Driven ETF and Long/Short ETF also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the SOP.

Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities).

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	139

NOTES TO FINANCIAL STATEMENTS

AS OF OCTOBER 31, 2018 (continued)

The value of securities out on loan is recorded as an asset on the SAL. The value of the cash collateral received is recorded as a liability on the SAL and details of Collateral Investments are disclosed in the SOIs.

The Event Driven ETF and Long/Short ETF bear the risk of loss associated with the Collateral Investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the Collateral Investments declines below the amount owed to a borrower, Event Driven ETF and Long/Short ETF may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, Event Driven ETF and Long/Short ETF may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the Collateral Investments to fund the payment of this liability. Securities lending activity is not subject to master netting arrangements.

Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify Event Driven ETF and Long/Short ETF from losses resulting from a borrower’s failure to return a loaned security.

The Event Driven ETF and Long/Short ETF did not lend out any securities during the period October 5, 2018 through October 31, 2018.

E. Investment Transactions with Affiliates — The Funds invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the tables below.

Diversified Alternatives ETF

	For the year ended October 31, 2018
Security Description	Value at October 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2018	Shares at October 31, 2018	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.02% (b) (c)	$79,678,128	$131,869,190	$140,714,765	$—	$—	$70,832,553	70,832,553	$1,119,297	$—

Event Driven ETF

	For the period ended October 31, 2018
Security Description	Value at November 29, 2017 (a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2018	Shares at October 31, 2018	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.02% (b) (c)	$—	$60,301,344	$54,701,006	$—	$—	$5,600,338	5,600,338	$209,002	$—

Long/Short ETF

	For the period ended October 31, 2018
Security Description	Value at January 23, 2018 (a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2018	Shares at October 31, 2018	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.02% (b) (c)	$—	$33,808,401	$28,751,057	$—	$—	$5,057,344	5,057,344	$112,179	$—

140	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

Managed Futures Strategy ETF

	For the period ended October 31, 2018
Security Description	Value at December 5, 2017 (a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2018	Shares at October 31, 2018	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.02% (b) (c)	$—	$75,987,826	$33,484,602	$—	$—	$42,503,224	$42,503,224	$586,535	$—

(a)	Commencement of operations.
(b)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of October 31, 2018.

F. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices of securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments on the CSOP/SOP.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the CSOP/SOP. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end and are included in Change in net unrealized appreciation/ depreciation on foreign currency translations on the CSOP/SOP.

G. Offering and Organizational Costs — Total offering costs incurred in connection with the offering of shares of the Funds are amortized on a straight line basis over 12 months from the date the Funds commenced operations. For the period ended October 31, 2018, total offering costs incurred were:

Event Driven ETF (a)	$14,273
Long/Short ETF (b)	36,180
Managed Futures Strategy ETF (c)	36,155

Costs paid in connection with the organization of the Funds, if any, were recorded as an expense at the time the Funds commenced operations and are included as offering costs on the CSOP/SOP. For the period ended October 31, 2018, total offering costs amortized were:

Event Driven ETF (a)	$13,140
Long/Short ETF (b)	27,953
Managed Futures Strategy ETF (c)	32,588

(a)	Commencement of operations was November 29, 2017.
(b)	Commencement of operations was January 23, 2018.
(c)	Commencement of operations was December 5, 2017.

H. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income net of foreign taxes withheld, if any, distributions of net investment income and realized capital gains from the Underlying Funds and ETFs, if any, and dividend expense on securities sold short, are recorded on the ex-dividend date or when a Fund first learns of the dividend.

To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	141

NOTES TO FINANCIAL STATEMENTS

AS OF OCTOBER 31, 2018 (continued)

I. Allocation of Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds.

J. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of October 31, 2018, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years, or since inception if shorter, remains subject to examination by the Internal Revenue Service.

For Federal income tax purposes, taxable income of each Fund and its Subsidiary are separately calculated. The Subsidiary is classified as a controlled foreign corporation under the Code and its taxable income, including net gains, is included as ordinary income in the calculation of each Fund’s taxable income. Net losses of the Subsidiary are not deductible by each Fund either in the current period or carried forward to future periods.

K. Foreign Taxes — The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

L. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid annually. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The following amounts were reclassified within the capital accounts:

	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
Diversified Alternatives ETF	$(7,027,632)	$(2,252,875)	$9,280,507
Event Driven ETF	(8)	944,000	(943,992)
Long/Short ETF	(835,759)	(1,247,596)	2,083,355
Managed Futures Strategy ETF	(1,152,582)	(316,909)	1,469,491

The reclassifications for the Fund’s related primarily to investments in Subsidiary, foreign currency gain/loss, investments in swap contracts and net operating losses.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser supervises the investments of each Fund and Subsidiary and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Diversified Alternatives ETF	0.60%
Event Driven ETF	0.75%
Long/Short ETF	0.60%
Managed Futures Strategy ETF	0.50%

Each Subsidiary has entered into separate contracts with the Adviser and its affiliates to provide investment advisory and other services to the Subsidiary. The fee for services to the Subsidiary is accrued daily and paid monthly at an annual rate of 0.60% for the Diversified Alternatives ETF and 0.50% for the Managed Futures Strategy ETF of the Subsidiary’s average daily net assets. The Adviser has agreed to waive the advisory fee that it receives from the Fund in an amount equal to the advisory fee paid to the Adviser by the Subsidiary. This waiver will continue in effect so long as the Fund invests in the Subsidiary and may not be terminated without approval by the Fund’s Board.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.D.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Funds and the Subsidiaries. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.085% of the average daily net assets of each Fund in the Trust covered by the Administration Agreement (excluding certain funds of funds and money market funds). In consideration for services rendered to each Subsidiary, the Administrator receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the average daily net assets of the Subsidiary.

142	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

The Administrator waived Administration fees as outlined in Note 3.D.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Custodian, Accounting and Transfer Agent Fees — JPMCB provides portfolio custody, accounting and transfer agency services to the Funds. The amounts paid directly to JPMCB by the Funds for custody services are included in the Custodian, Accounting and Transfer Agent fees on the CSOP/SOP. Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the CSOP/SOP. Prior to March 1, 2018, payments to the custodian were reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are included in the Custodian, Accounting and Transfer Agent fees on the CSOP/SOP. With respect to the transfer agency services provided by JPMCB for each creation or redemption transaction, the Authorized Participant will generally be responsible for such associated expenses; during the period, the Funds paid no transfer agency fees to JPMCB.

Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are used to offset certain custodian charges incurred by the Fund for these transactions.

For the period ended October 31, 2018, the amount of transaction fees paid by the Authorized Participants that were used to reimburse Custodian and Transfer Agent fees were as follows:

Diversified Alternatives ETF	$8,000
Event Driven ETF	400
Long/Short ETF	400
Managed Futures Strategy ETF	—

Such amounts are included in expense reimbursements from non-affiliates in the CSOP/SOP.

Restricted cash on the CSAL/SAL is cash received from Authorized Participants for the reimbursement of creation and/or redemption of Fund shares.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the CSOP/SOP.

D. Waivers and Reimbursements — The Adviser, Administrator and JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses, inclusive of each Subsidiary (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses), exceed the percentages of the Funds’ respective average daily net assets as shown in the below table:

Expense Cap
Diversified Alternatives ETF	0.85%
Event Driven ETF	0.85%
Long/Short ETF	0.69%
Managed Futures Strategy ETF	0.59%

The expense limitation agreements were in effect for the period ended October 31, 2018 and are in place until at least February 28, 2022 for the Diversified Alternatives ETF, November 30, 2020 for the Event Driven ETF, January 31, 2021 for the Long/Short ETF and December 31, 2020 for the Managed Futures Strategy ETF.

For the period ended October 31, 2018, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Total	Contractual Reimbursements
Diversified Alternatives ETF	$244,492	$162,994	$407,486	$—
Event Driven ETF	155,744	20,734	176,478	67,671
Long/Short ETF	97,589	15,739	113,328	119,527
Managed Futures Strategy ETF	186,827	44,485	231,312	130,002

Additionally, the Funds may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Funds’ investment in such affiliated money market fund.

The amounts of these waivers resulting from investments in these money market funds for the period ended October 31, 2018 were as follows:

Diversified Alternatives ETF	$128,231
Event Driven ETF	27,198
Long/Short ETF	13,509
Managed Futures Strategy ETF	70,292

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	143

NOTES TO FINANCIAL STATEMENTS

AS OF OCTOBER 31, 2018 (continued)

The Diversified Alternatives ETF and Managed Futures Strategy ETF invest in Subsidiaries and, as a result, bear a portion of the expenses incurred by these Subsidiaries. These expenses are reflected in the fees waived shown on the CSOP and are included in the ratios to average net assets shown in the Financial Highlights.

The amounts of these waivers resulting from investments in Subsidiaries for the period ended October 31, 2018 were as follows:

Diversified Alternatives ETF	$299,576
Managed Futures Strategy ETF (a)	152,844

(a)	Commencement of operations was December 5, 2017.

E. Distribution Services — The Distributor or its agent distributes Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of each Fund. JPMDS receives no fees for their distribution services under their respective distribution agreements with the Trust (the “Distribution Agreements”). Although the Trust does not pay any fees under the Distribution Agreements, JPMIM pays JPMDS for certain distribution related services.

F. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the CSOP/SOP.

The Funds may use related party broker-dealers. For the period ended October 31, 2018, the Funds did not incur any brokerage commissions with broker dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the period ended October 31, 2018, purchases and sales of investments (excluding short-term investments) were as follows:

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Diversified Alternatives ETF	$230,511,371	$178,344,676
Event Driven ETF (a)	32,977,717	17,228,657
Long/Short ETF (b)	30,765,163	14,654,146
Managed Futures Strategy ETF (c)	—	—

(a)	Commencement of operations was November 29, 2017.
(b)	Commencement of operations was January 23, 2018.
(c)	Commencement of operations was December 5, 2017.

During the period ended October 31, 2018, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investment securities, including each Subsidiary, held at October 31, 2018 were as follows:

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Diversified Alternatives ETF	$198,165,909	$10,165,587	$(14,728,202)	$(4,562,615)
Event Driven ETF	26,983,129	479,212	(1,228,409)	(749,197)
Long/Short ETF	23,805,155	1,132,755	(1,901,791)	(769,036)
Managed Futures Strategy ETF	48,053,728	961,473	(2,339,321)	(1,377,848)

The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to mark to market of futures contracts, mark to market of forward foreign currency contracts, investment in Subsidiary, investments in swap contracts and wash sale loss deferrals.

The Federal income tax unrealized appreciation (depreciation) in value of investment securities includes unrealized depreciation of the Diversified Alternatives ETF’s investment in its Subsidiary of $(2,920,026) and Managed Futures Strategy ETF’s investment in its Subsidiary of $(1,333,932), when if realized is not deductible for income tax purposes.

144	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

The Tax character of distributions paid during the period ended October 31, 2018 was as follows:

	Ordinary Income*	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Diversified Alternatives ETF	$868	$—	$—	$868
Event Driven ETF	13,930	—	—	13,930
Long/Short ETF	—	—	—	—
Managed Futures Strategy ETF	14,260	—	—	14,260

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

The	tax character of distributions paid during the year ended October 31, 2017 was as follows:

	Ordinary Income*	Total Distributions Paid
Diversified Alternatives ETF	$447,993	$457,632

*	Short-term gain distributions are treated as ordinary income for tax purposes.

As of October 31, 2018, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:

	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain	Tax Basis Capital Loss Carryover	Unrealized Appreciation (Depreciation)
Diversified Alternatives ETF	$—	$—	$(1,756,223)	$(2,269,698)
Event Driven ETF	858,294	—	(120,780)	(748,574)
Long/Short ETF	—	—	(1,211,171)	(769,497)
Managed Futures Strategy ETF	223,417	—	(1,568,586)	(412,456)

For the Funds, the cumulative timing differences primarily consist of wash sale loss deferrals, capital loss carryover, mark to market of forward foreign currency contracts, late year ordinary loss deferrals, mark to market of futures contracts, straddle loss deferrals and investments in swap contracts.

During the year ended October 31, 2018 the Diversified Alternatives Fund CS Ltd. and Managed Futures Fund CS Ltd. had approximately $2,284,794 and $1,152,519 of losses for tax purposes. The Subsidiaries’ loss for the current year are not available to offset their future taxable income.

As of October 31, 2018, the Funds had net capital loss carryforwards, with no expiration dates, as follows:

	Capital Loss Carryforward Character
	Short-Term	Long-Term
Diversified Alternatives ETF	$(1,134,347)	$(621,876)
Event Driven ETF	—	(120,780)
Long/Short ETF	(1,005,692)	(205,479)
Managed Futures Strategy ETF	(695,169)	(873,417)

6. Capital Share Transactions

The Trust issues and redeems shares of the Funds only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statements of Changes in Net Assets.

Shares of the Funds may only be purchased or redeemed by Authorized Participants. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds’ shares outstanding, act as executing or clearing broker for investment transactions on behalf of the Funds. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.

Creation Units of a Fund may be created in advance of receipt by the Trust of all or a portion of the applicable basket of equity securities and other instruments (“Deposit Instruments”) and cash as described in the Funds’ registration statement. In these instances, the initial Deposit Instruments and cash must be deposited in an amount equal to the sum of the cash amount. A transaction fee may be imposed to offset transfer and other transaction costs associated with the purchase or redemption of Creation Units.

Authorized Participants transacting in Creation Units for cash may also pay a variable fee to compensate the relevant fund for market impact expenses relating to investing in portfolio securities. Such variable fees, if any, are included in “Proceeds from shares issued” in the Statements of Changes in Net Assets.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	145

NOTES TO FINANCIAL STATEMENTS

AS OF OCTOBER 31, 2018 (continued)

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

As of October 31, 2018, the Adviser owns shares representing more than 10% of net assets of following Funds:

% Ownership
Diversified Alternatives ETF	42%
Event Driven ETF	95
Long/Short ETF	95
Managed Futures Strategy ETF	92

Significant shareholder transactions by the Adviser may impact the Funds’ performance.

By investing in each Subsidiary, the Diversified Alternatives ETF and Managed Futures Strategy ETF are indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund.

The Funds will employ various alternative investment strategies that involve the use of complicated investment techniques. There is no guarantee that these strategies will succeed and their use may subject the Funds to greater volatility and loss.

Derivatives, including swap agreements, commodity options, forwards, futures and options on futures, may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing a Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Funds to counterparty risk and to the credit risk of the derivative counterparty.

The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with a Fund such as swap and option contracts, credit linked notes, exchange-traded notes and forward foreign currency exchange contracts.

Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the Shares (including through a trading halt), as well as other factors, may result in Shares trading significantly above (at a premium) or below (at a discount) to the NAV or to the intraday value of the Fund’s holdings. During such periods, investors may incur significant losses if shares are sold.

Since the Managed Futures Strategy ETF is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s shares being more sensitive to economic results of those issuing the securities.

8. New Accounting Pronouncements

In August 2018, the Financial Accounting Standard Board (“FASB”) issued Accounting Standard Update (“ASU”) 2018-13 (“ASU 2018-13”), Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement, which adds, removes, and modifies certain aspects of the fair value disclosure. ASU 2018-13 amendments are the result of a broader disclosure project, FASB Concepts Statement Conceptual Framework for Financial Reporting — Chapter 8: Notes to Financial Statements, to improve the effectiveness of the fair value disclosure requirements. ASU 2018-13 is effective for the fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019; early adoption is permitted. We have evaluated the implications of these changes and the amendments are included in the financial statements, which had no effect to the Fund’s net assets or results of operation.

In August 2018, the SEC adopted their Disclosure Update and Simplification Rule (the “Rule”). The Rule is part of the SEC’s overall project to improve disclosure effectiveness by amending certain disclosure requirements that have become redundant, duplicative, overlapping, outdated, or superseded in light of other SEC disclosure requirements, U.S. GAAP, or changes in the information environment. The amendments are intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. We have evaluated the implications of these changes and the amendments are included in the financial statements, which had no effect on the Funds’ net assets or results of operation.

146	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of J.P. Morgan Exchange-Traded Fund Trust and the Shareholders of JPMorgan Diversified Alternatives ETF, JPMorgan Event Driven ETF, JPMorgan Long/Short ETF and JPMorgan Managed Futures Strategy ETF

Opinions on the Financial Statements

We have audited the financial statements and financial highlights of each of the funds listed in the table below (four of the funds constituting J.P. Morgan Exchange-Traded Fund Trust, hereafter collectively referred to as the “Funds”) as of October 31, 2018, and for the periods listed in the table below, including the related notes (collectively referred to as the “financial statements”).

JPMorgan Diversified Alternatives ETF

•  Consolidated statement of assets and liabilities, including the consolidated schedule of portfolio investments as of October 31, 2018

•  Consolidated statement of operations for the year ended October 31, 2018

•  Consolidated statements of changes in net assets for each of the two years in the period ended October 31, 2018

•  Consolidated financial highlights for each of the two years in the period ended October 31, 2018 and for the period September 12, 2016 (commencement of operations) through October 31, 2016

JPMorgan Event Driven ETF

•  Statement of assets and liabilities, including the schedule of portfolio investments as of October 31, 2018

•  Statements of operations and changes in net assets and the financial highlights for the period November 29, 2017 (commencement of operations) through October 31, 2018

JPMorgan Long/Short ETF

•  Statement of assets and liabilities, including the schedule of portfolio investments as of October 31, 2018

•  Statements of operations and changes in net assets and the financial highlights for the period January 23, 2018 (commencement of operations) through October 31, 2018

JPMorgan Managed Futures Strategy ETF

•  Consolidated statement of assets and liabilities, including the consolidated schedule of portfolio investments as of October 31, 2018

•  Consolidated statements of operations and changes in net assets and the consolidated financial highlights for the period December 5, 2017 (commencement of operations) through October 31, 2018

In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2018, the results of each of their operations, the changes in each of their net assets and each of the financial highlights for each of the periods indicated in the table above in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

New York, New York

December 21, 2018

We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	147

TRUSTEES

(Unaudited)

The Funds’ Statements of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request by calling 1-844-457-6383 or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth; Positions With the Funds since)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (1)	Other Directorships Held During the Past 5 Years
Independent Trustees

Gary L. French (1951); Trustee of the Trust since 2014	Real Estate Investor (2011–present); Consultant to the Mutual Fund Industry (2011-Present); Senior Consultant for The Regulatory Fundamentals Group LLC (2011–2017); Senior Vice President–Fund Administration, State Street Corporation (2002–2010).	34	Independent Trustee, The China Fund, Inc. (2013-present); Exchange Traded Concepts Trust II (2012-2014); Exchange Traded Concepts Trust I (2011-2014).

Robert J. Grassi (1957); Trustee of the Trust since 2014	Sole Proprietor, Academy Hills Advisors LLC (2012-present); Pension Director, Corning Incorporated (2002-2012).	34	None.

Thomas P. Lemke (1954); Trustee of the Trust since 2014	Retired; Executive Vice President and General Counsel, Legg Mason (2005-2013).	34

SEI family of funds (Independent Trustee of Advisors’ Inner Circle Fund

III (20 portfolios) (from February 2014 to Present); Independent Trustee of Winton Diversified Opportunities Fund (from December 2014 to Present); Independent Trustee of Gallery Trust (from August 2015 to Present); Independent Trustee of Schroder Series Trust (from 2017 to Present) Independent Trustee of Schroder Global Series Trust (from February 2017 to Present); Independent Trustee of O’Connor EQUUS (May 2014–April 2016), Independent Trustee of Winton Series Trust (December 2014–March 2017); Independent Trustee of AXA Premier VIP Trust (2014–June 2017); Independent Director of The Victory Funds (or their predecessor funds) (35 portfolios) (2014–March 2015).

Lawrence R. Maffia (1950); Trustee of the Trust since 2014	Retired; Director and President, ICI Mutual Insurance Company (2006-2013).	34	Director, ICI Mutual Insurance Company (1999-2013).

Emily A. Youssouf (1951); Trustee of the Trust since 2014	Clinical Professor, NYU Schack Institute of Real Estate (2009-present); Board Member (2005-present), Chair of Capital Committee (2006-2016), Chair of Audit Committee (2005-present), and Chair of IT Committee (2016-present), NYC Health and Hospitals Corporation; Board Member and Member of the Audit Committee and Related Parties Committee (2013-present) and Member of the Risk Management Committee (2017-present), PennyMac Financial Services, Inc.	34

Trustee, NYC School Construction

Authority (2009-present); Board

Member, NYS Job Development Authority (2008-present); Trustee

(2015-present) and Chair of the Audit and Finance Committee (2015-present) of the Transit Center Foundation; Vice Chair (2011-2013) and Board Member (2013-2014) of New York City Housing Authority.

Interested Trustee

Robert Deutsch (2) (1957); Chairman and Trustee of the Trust since 2014	Retired; Head of the Global ETF Business for JPMorgan Asset Management (2013-2017); Head of the Global Liquidity Business for JPMorgan Asset Management (2003-2013).	34	Board of Directors of the JUST Capital Foundation (2017–present).

(1)

A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. Twenty nine series of the Trust have commenced operations.

(2)	Mr. Deutsch is an interested trustee because he was an employee of the Adviser until August 2017.

The contact address for each of the Trustees is 270 Park Avenue, New York, NY 10017.

148	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trusts (Since)	Principal Occupations During Past 5 Years

Joanna Gallegos (1975), President and Principal Executive Officer (2017)	Managing Director, Head of J.P. Morgan Asset Management’s U.S. Exchange Traded Funds business. Previously, Head of J.P. Morgan Asset Management’s ETF Product Development team from August 2013 to July 2017; Managing Director of the Strategic Initiatives Group in BlackRock’s iShares Exchange Traded Funds division from 2010 to 2013.

Lauren A. Paino (1973), Treasurer and Principal Financial Officer (2015)*	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since August 2013; Director, Credit Suisse Asset Management from 2000 to 2013.

Brian S. Shlissel (1964), Vice President (2016)

Managing Director and Chief Administrative Officer for J.P. Morgan pooled vehicles, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) (from 2014 to present); Managing Director and Head of Mutual Fund Services, Allianz Global Investors; President and Chief Executive Officer, Allianz Global Investors Mutual Funds and PIMCO Closed-End Funds (from 1999 to 2014).

Paul Shield (1960), Vice President and Assistant Treasurer (2016)	Managing Director and head of Business Management for JPMorgan Asset Management’s Exchange Traded Fund platform since 2013. Senior Global Product Manager of Alternative Investments for BNY Mellon from 2011 to 2013 and Global Product Head for Exchange Traded Funds at JPMorgan Chase Bank from 2008 to 2011.

Elizabeth A. Davin (1964), Secretary (2018)**	Executive Director and Assistant General Counsel, JPMorgan Chase. Ms. Davin has been with JPMorgan Chase (formerly Bank One Corporation) since 2004.

Stephen M. Ungerman (1953), Chief Compliance Officer (2014)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Jessica K. Ditullio (1962), Assistant Secretary (2014)**	Executive Director and Assistant General Counsel, JPMorgan Chase. Ms. Ditullio has been with JPMorgan Chase (formerly Bank One Corporation) since 1990.

Carmine Lekstutis (1980), Assistant Secretary (2014)	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2015; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2011 to February 2015.

Gregory S. Samuels (1980), Assistant Secretary (2014)	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2014; formerly Vice President and Assistant General Counsel, JPMorgan Chase since 2010.

Pamela L. Woodley (1971), Assistant Secretary (2014)	Vice President and Assistant General Counsel, JPMorgan Chase since November 2004.

Zachary E. Vonnegut-Gabovitch (1986), Assistant Secretary (2017)	Vice President and Assistant General Counsel, JPMorgan Chase since September 2016; Associate, Morgan Lewis & Bockius (law firm) from 2012 to 2016.

Frederick J. Cavaliere (1978), Assistant Treasurer (2015)*	Executive Director, J.P. Morgan Investment Management Inc. since February 2016; formerly, Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since September 2010 to February 2016. Mr. Cavaliere has been with JPMorgan since May 2006.

Michael M. D’Ambrosio (1969), Assistant Treasurer (2014)	Managing Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since May 2014; formerly Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) from 2012 to May 2014.

Jason Ronca (1978), Assistant Treasurer (2014)***	Executive Director, Assistant Treasurer and ETF Platform Manager for J.P. Morgan Asset Management since February 2017; formerly Vice President, Assistant Treasurer and ETF Platform Manager for J.P. Morgan Asset Management from May 2014 to February 2017. ETF Product Manager for Corporate Investment Bank responsible for setting the strategy and control agenda for the ETF servicing business from 2010 to May 2014; Prior to 2010, a Vice President in Fund Accounting within J.P. Morgan Investor Services, supporting a series of U.S. registered mutual funds.

The contact address for each of officers, unless otherwise noted, is 270 Park Avenue, New York, NY 10017.

*	The contact address for the officer is 4 New York Plaza, New York, NY 10004.
**	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.
***	The contact address for the officer is 50 Rowes Wharf Floor 3, Boston, MA 02110.

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	149

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur ongoing costs, including investment advisory fees, administration fee and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these ongoing costs with the ongoing costs of investing in other funds. The examples assume that you had a $1,000 investment at the beginning of the reporting period, May 1, 2018 and continued to hold your shares at the end of the reporting period, October 31, 2018.

Actual Expenses

For the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled

“Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The examples also assume all dividends and distributions have been reinvested. The examples do not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund.

	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Annualized Expense Ratio	Expenses Paid During the Period
Diversified Alternatives ETF
Actual (1)	$1,000.00	$958.20	0.70%	$3.46
Hypothetical (1)	1,000.00	1,021.68	0.70	3.57

Event Driven ETF
Actual (1)	$1,000.00	$1,010.50	0.73%	$3.70
Hypothetical (1)	1,000.00	1,021.53	0.73	3.72

Long/Short ETF
Actual (1)	$1,000.00	$946.20	0.62%	$3.04
Hypothetical (1)	1,000.00	1,022.02	0.62	3.16

Managed Futures Strategy ETF
Actual (1)	$1,000.00	$961.70	0.39%	$1.93
Hypothetical (1)	1,000.00	1,023.24	0.39	1.99

(1)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the actual period).

150	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2018

TAX LETTER

(Unaudited)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended October 31, 2018. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2018. The information necessary to complete your income tax returns for the calendar year ending December 31, 2018 will be provided under separate cover.

Dividends Received Deduction (DRD)

The Fund listed below had the following percentage, or maximum allowable percentage, of ordinary income distributions eligible for the dividends received deductions for corporate shareholders for the fiscal year ended October 31, 2018:

Dividends Received Deduction
Event Driven ETF	100.00%

Qualified Dividend Income (QDI)

The Fund listed below had the following amount, or maximum allowable amount, of ordinary income distributions treated as qualified dividends for the fiscal year ended October 31, 2018:

Qualified Dividend Income
Event Driven ETF	$13,930

OCTOBER 31, 2018	J.P. MORGAN EXCHANGE-TRADED FUNDS	151

J.P. Morgan Exchange-Traded Funds are distributed by JPMorgan Distribution Services, Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co.

Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q is available on the SEC’s website at http://www.sec.gov. Shareholders may request the Form N-Q without charge by calling 1-844-457-6383 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-844-457-6383 and on the Fund’s website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management businesses of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2018. All rights reserved. October 2018.	AN-DAETF-1018

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 13(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the code of ethics or waivers granted with respect to the code of ethics in the period covered by the report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The Securities and Exchange Commission has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

The audit committee financial experts are Gary L. French, Robert J. Grassi, Thomas P. Lemke, Lawrence R. Maffia, and EmilyA. Youssouf, each of which is not an “interested person” of the Registrant and is also “independent” as defined by the U.S. Securities and Exchange Commission for purposes of audit committee financial expert determinations.

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

AUDIT FEES

2018 – $732,999

2017 – $404,380

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

AUDIT-RELATED FEES

2018 – $142,410

2017 – $76,752

Audit-related fees consist of security count procedures performed as required under Rule 17f-2 of the Investment Company Act of 1940 during the Registrant’s fiscal year.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

TAX FEES

2018 – $267,970

2017 – $132,675

The tax fees consist of fees billed in connection with preparing the federal regulated investment company income tax returns for the Registrant for the tax years ended October 31, 2018 and 2017, respectively.

For the last fiscal year, no tax fees were required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

ALL OTHER FEES

2018 – $0

2017 – $0

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to the Registrant’s Audit Committee Charter and written policies and procedures for the pre-approval of audit and non-audit services (the “Pre-approval Policy”), the Audit Committee pre-approves all audit and non-audit services performed by the Registrant’s independent public registered accounting firm for the Registrant. In addition, the Audit Committee pre-approves the auditor’s engagement for non-audit services with the Registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any Service Affiliate in accordance with paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if the engagement relates directly to the operations and financial reporting of the Registrant. Proposed services may be pre-approved either 1) without consideration of specific case-by-case services or 2) require the specific pre-approval of the Audit Committee. Therefore, initially the Pre-approval Policy listed a number of audit and non-audit services that have been approved by the Audit Committee, or which were not subject to pre-approval under the transition provisions of Sarbanes-Oxley Act of 2002 (the “Pre-approval List”). The Audit Committee annually reviews and pre-approves the services included on the Pre-approval List that may be provided by the independent public registered accounting firm without obtaining additional specific pre-approval of individual services from the Audit Committee. The Audit Committee adds to, or subtracts from, the list of general pre-approved services from time to time, based on subsequent determinations. All other audit and non-audit services not on the Pre-approval List must be specifically pre-approved by the Audit Committee.

One or more members of the Audit Committee may be appointed as the Committee’s delegate for the purposes of considering whether to approve such services. Any pre-approvals granted by the delegate will be reported, for informational purposes only, to the Audit Committee at its next scheduled meeting. The Audit Committee’s responsibilities to pre-approve services performed by the independent public registered accounting firm are not delegated to management.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2018 – 0.0%

2017 – 0.0%

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees billed by the independent registered public accounting firm for services rendered to the Registrant, and rendered to Service Affiliates, for the last two calendar year ends were:

2018 – $32.9 million

2017 – $28.9 million

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee has considered whether the provision of the non-audit services that were rendered to Service Affiliates that were not pre-approved (not requiring pre-approval) is compatible with maintaining the independent public registered accounting firm’s independence. All services provided by the independent public registered accounting firm to the Registrant or to Service Affiliates that were required to be pre-approved were pre-approved as required.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

The registrant has a separately designated Audit Committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The members of the Audit Committee are Gary L. French, Robert J. Grassi, Thomas P. Lemke, Lawrence R. Maffia, and Emily A. Youssouf.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Exchange-Traded Fund Trust

By:	/s/ Joanna M. Gallegos
Joanna M. Gallegos
President and Principal Executive Officer
December 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joanna M. Gallegos
Joanna M. Gallegos
President and Principal Executive Officer
December 28, 2018

By:	/s/ Lauren A. Paino
Lauren A. Paino
Treasurer and Principal Financial Officer
December 28, 2018